UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing Address)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/American Funds Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 99.7%
American Funds Insurance Series - Blue Chip Income and Growth Fund (a)	37,253	$308,083

Total Investment Companies (cost $337,564)		308,083

Total Investments - 99.7% (cost $337,564)		308,083
Other Assets and Liabilities, Net - 0.3%		837

Total Net Assets - 100.0%		$308,920

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 99.8%
American Funds Insurance Series - Global Bond Fund (a)	26,058	$316,869

Total Investment Companies (cost $317,913)		316,869

Total Investments - 99.8% (cost $317,913)		316,869
Other Assets and Liabilities, Net - 0.2%		639

Total Net Assets - 100.0%		$317,508

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 99.7%
American Funds Insurance Series - Global Small Capitalization Fund	6,634	$110,328

Total Investment Companies (cost $136,316)		110,328

Total Investments - 99.7% (cost $136,316)		110,328
Other Assets and Liabilities, Net - 0.3%		317

Total Net Assets - 100.0%		$110,645

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 99.6%
American Funds Insurance Series - Growth-Income Fund	11,585	$354,721

Total Investment Companies (cost $390,929)		354,721

Total Investments - 99.6% (cost $390,929)		354,721
Other Assets and Liabilities, Net - 0.4%		1,551

Total Net Assets - 100.0%		$356,272

JNL/American Funds International Fund
INVESTMENT COMPANIES - 99.7%
American Funds Insurance Series - International Fund	11,993	$176,422

	Shares/Par (p)	Value
Total Investment Companies (cost $210,133)		176,422

Total Investments - 99.7% (cost $210,133)		176,422
Other Assets and Liabilities, Net - 0.3%		480

Total Net Assets - 100.0%		$176,902

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 99.7%
American Funds Insurance Series - New World Fund (a)	11,533	$219,006

Total Investment Companies (cost $258,330)		219,006

Total Investments - 99.7% (cost $258,330)		219,006
Other Assets and Liabilities, Net - 0.3%		550

Total Net Assets - 100.0%		$219,556

JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS - 96.6%
Investment Companies - 96.6%
BlackRock Liquidity Funds T-Fund Portfolio, 0.01% (h)	198,487	$198,487
JNL Money Market Fund, 0.02% (a) (h)	210,041	210,041

Total Short Term Investments (cost $408,528)		408,528

Total Investments - 96.6% (cost $408,528)		408,528
Other Assets and Liabilities, Net - 3.4%		14,274

Total Net Assets - 100.0%		$422,802

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/AQR Managed Futures Strategy Fund (7.7%) (a)	3,316	$32,665
JNL/BlackRock Commodity Securities Fund (0.8%) (a)	804	7,377
JNL/Goldman Sachs Emerging Markets Debt Fund (1.9%) (a)	1,151	14,792
JNL/Invesco Global Real Estate Fund (2.3%) (a)	2,048	15,070
JNL/Ivy Asset Strategy Fund (1.0%) (a)	1,496	14,857
JNL/Lazard Emerging Markets Fund (1.9%) (a)	2,308	22,038
JNL/Mellon Capital Management Bond Index Fund (37.5%) (a)	16,103	200,484
JNL/Mellon Capital Management Global Alpha Fund (6.8%) (a)	3,165	33,606
JNL/Mellon Capital Management International Index Fund (8.7%) (a)	8,795	92,436
JNL/Mellon Capital Management Nasdaq 25 Fund (13.1%) (a)	2,929	32,511
JNL/Mellon Capital Management S&P 24 Fund (20.2%) (a)	10,101	94,649
JNL/Mellon Capital Management S&P SMid 60 Fund (13.6%) (a)	6,227	53,115
JNL/Mellon Capital Management Small Cap Index Fund (4.8%) (a)	2,955	30,881

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/Mellon Capital Management Value Line 30 Fund (10.2%) (a)	6,990	64,657
JNL/PIMCO Real Return Fund (1.3%) (a)	2,517	33,075
JNL/PPM America High Yield Bond Fund (3.0%) (a)	4,959	32,433
JNL/Red Rocks Listed Private Equity Fund (2.3%) (a)	1,807	14,785

Total Investment Companies (cost $824,636)		789,431

Total Investments - 99.9% (cost $824,636)		789,431
Other Assets and Liabilities, Net - 0.1%		491

Total Net Assets - 100.0%		$789,922

JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/AQR Managed Futures Strategy Fund (20.8%) (a)	8,933	$87,995
JNL/BlackRock Commodity Securities Fund (2.4%) (a)	2,461	22,593
JNL/Goldman Sachs Emerging Markets Debt Fund (2.9%) (a)	1,782	22,902
JNL/Invesco Global Real Estate Fund (7.0%) (a)	6,313	46,464
JNL/Ivy Asset Strategy Fund (3.2%) (a)	4,613	45,804
JNL/Lazard Emerging Markets Fund (3.0%) (a)	3,585	34,236
JNL/Mellon Capital Management Bond Index Fund (41.0%) (a)	17,582	218,891
JNL/Mellon Capital Management Global Alpha Fund (18.4%) (a)	8,536	90,650
JNL/Mellon Capital Management International Index Fund (12.2%) (a)	12,430	130,637
JNL/Mellon Capital Management Nasdaq 25 Fund (15.1%) (a)	3,385	37,572
JNL/Mellon Capital Management S&P 24 Fund (28.5%) (a)	14,273	133,735
JNL/Mellon Capital Management S&P SMid 60 Fund (18.0%) (a)	8,229	70,196
JNL/Mellon Capital Management Small Cap Index Fund (5.5%) (a)	3,417	35,705
JNL/Mellon Capital Management Value Line 30 Fund (14.0%) (a)	9,580	88,615
JNL/PIMCO Real Return Fund (1.5%) (a)	2,905	38,179
JNL/PPM America High Yield Bond Fund (3.5%) (a)	5,733	37,495
JNL/Red Rocks Listed Private Equity Fund (10.6%) (a)	8,359	68,377

Total Investment Companies (cost $1,279,078)		1,210,046

Total Investments - 99.9% (cost $1,279,078)		1,210,046
Other Assets and Liabilities, Net - 0.1%		962

Total Net Assets - 100.0%		$1,211,008

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 99.7%
JNL/AQR Managed Futures Strategy Fund (37.7%) (a)	16,200	$159,571
JNL/BlackRock Commodity Securities Fund (4.7%) (a)	4,697	43,114

	Shares/Par (p)	Value
JNL/Goldman Sachs Emerging Markets Debt Fund (5.5%) (a)	3,392	43,581
JNL/Invesco Global Real Estate Fund (15.5%) (a)	14,027	103,236
JNL/Ivy Asset Strategy Fund (5.1%) (a)	7,319	72,679
JNL/Lazard Emerging Markets Fund (3.8%) (a)	4,588	43,812
JNL/Mellon Capital Management Bond Index Fund (42.8%) (a)	18,379	228,822
JNL/Mellon Capital Management Global Alpha Fund (33.3%) (a)	15,475	164,349
JNL/Mellon Capital Management International Index Fund (12.7%) (a)	12,915	135,741
JNL/Mellon Capital Management Nasdaq 25 Fund (12.8%) (a)	2,862	31,770
JNL/Mellon Capital Management S&P 24 Fund (26.3%) (a)	13,171	123,416
JNL/Mellon Capital Management S&P SMid 60 Fund (19.0%) (a)	8,704	74,246
JNL/Mellon Capital Management Small Cap Index Fund (4.7%) (a)	2,890	30,205
JNL/Mellon Capital Management Value Line 30 Fund (13.3%) (a)	9,118	84,345
JNL/PIMCO Real Return Fund (1.3%) (a)	2,456	32,273
JNL/PPM America High Yield Bond Fund (3.0%) (a)	4,873	31,866
JNL/Red Rocks Listed Private Equity Fund (20.2%) (a)	15,927	130,279

Total Investment Companies (cost $1,628,302)		1,533,305

Total Investments - 99.7% (cost $1,628,302)		1,533,305
Other Assets and Liabilities, Net - 0.3%		5,119

Total Net Assets - 100.0%		$1,538,424

JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 99.1%
JNL/AQR Managed Futures Strategy Fund (33.3%) (a)	14,274	$140,595
JNL/BlackRock Commodity Securities Fund (3.9%) (a)	3,943	36,198
JNL/Goldman Sachs Emerging Markets Debt Fund (3.5%) (a)	2,143	27,538
JNL/Invesco Global Real Estate Fund (11.2%) (a)	10,102	74,354
JNL/Ivy Asset Strategy Fund (4.5%) (a)	6,463	64,177
JNL/Lazard Emerging Markets Fund (3.2%) (a)	3,849	36,762
JNL/Mellon Capital Management Bond Index Fund (15.5%) (a)	6,632	82,566
JNL/Mellon Capital Management Global Alpha Fund (29.5%) (a)	13,687	145,361
JNL/Mellon Capital Management International Index Fund (6.2%) (a)	6,324	66,466
JNL/Mellon Capital Management Nasdaq 25 Fund (8.1%) (a)	1,810	20,098
JNL/Mellon Capital Management S&P 24 Fund (14.5%) (a)	7,276	68,176
JNL/Mellon Capital Management S&P SMid 60 Fund (9.6%) (a)	4,390	37,444
JNL/Mellon Capital Management Small Cap Index Fund (2.9%) (a)	1,824	19,059
JNL/Mellon Capital Management Value Line 30 Fund (5.6%) (a)	3,833	35,454

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund (1.0%) (a)	1,572	10,279
JNL/Red Rocks Listed Private Equity Fund (15.5%) (a)	12,277	100,424

Total Investment Companies (cost $1,040,856)		964,951

Total Investments - 99.1% (cost $1,040,856)		964,951
Other Assets and Liabilities, Net - 0.9%		8,622

Total Net Assets - 100.0%		$973,573

JNL Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 100.1%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.3%) (a)	811	$10,418
JNL/JPMorgan U.S. Government & Quality Bond Fund (3.5%) (a)	3,293	46,459
JNL/ Mellon Capital Management Pacific Rim 30 Fund (10.6%) (a)	518	6,259
JNL/Mellon Capital Management 25 Fund (2.8%) (a)	1,141	13,966
JNL/Mellon Capital Management Emerging Markets Index Fund (28.3%) (a)	2,647	22,737
JNL/Mellon Capital Management International Index Fund (3.3%) (a)	3,337	35,067
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.1%) (a)	41	958
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (2.4%) (a)	1,192	14,324
JNL/Mellon Capital Management S&P SMid 60 Fund (2.1%) (a)	968	8,257
JNL/Mellon Capital Management Small Cap Index Fund (2.8%) (a)	1,727	18,047
JNL/PIMCO Real Return Fund (0.7%) (a)	1,257	16,517
JNL/PIMCO Total Return Bond Fund (1.7%) (a)	5,361	68,091
JNL/PPM America Floating Rate Income Fund (1.3%) (a)	592	5,781
JNL/PPM America High Yield Bond Fund (2.6%) (a)	4,331	28,325
JNL/S&P Competitive Advantage Fund (7.1%) (a)	2,625	27,248
JNL/S&P Dividend Income & Growth Fund (3.8%) (a)	2,624	25,848
JNL/S&P Intrinsic Value Fund (7.3%) (a)	3,557	35,321
JNL/S&P Total Yield Fund (5.2%) (a)	1,855	15,396
JNL/T. Rowe Price Short-Term Bond Fund (0.7%) (a)	928	9,266

Total Investment Companies (cost $426,203)		408,285

Total Investments - 100.1% (cost $426,203)		408,285
Other Assets and Liabilities, Net - (0.1%)		(213)

Total Net Assets - 100.0%		$408,072

JNL Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (1.2%) (a)	747	$9,603
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.7%) (a)	1,638	23,115

	Shares/Par (p)	Value
JNL/ Mellon Capital Management Pacific Rim 30 Fund (15.0%) (a)	732	8,829
JNL/Mellon Capital Management 25 Fund (4.3%) (a)	1,732	21,199
JNL/Mellon Capital Management Emerging Markets Index Fund (48.2%) (a)	4,510	38,744
JNL/Mellon Capital Management International Index Fund (4.6%) (a)	4,707	49,469
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.7%) (a)	197	4,633
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.5%) (a)	1,710	20,554
JNL/Mellon Capital Management S&P SMid 60 Fund (3.1%) (a)	1,430	12,201
JNL/Mellon Capital Management Small Cap Index Fund (4.2%) (a)	2,591	27,071
JNL/PIMCO Real Return Fund (0.4%) (a)	788	10,356
JNL/PIMCO Total Return Bond Fund (1.4%) (a)	4,228	53,690
JNL/PPM America Floating Rate Income Fund (0.6%) (a)	284	2,774
JNL/PPM America High Yield Bond Fund (2.5%) (a)	4,013	26,246
JNL/S&P Competitive Advantage Fund (8.6%) (a)	3,179	32,996
JNL/S&P Dividend Income & Growth Fund (4.7%) (a)	3,191	31,435
JNL/S&P Intrinsic Value Fund (9.0%) (a)	4,367	43,362
JNL/S&P Total Yield Fund (6.2%) (a)	2,238	18,574
JNL/T. Rowe Price Short-Term Bond Fund (0.4%) (a)	525	5,242

Total Investment Companies (cost $464,107)		440,093

Total Investments - 99.9% (cost $464,107)		440,093
Other Assets and Liabilities, Net - 0.1%		410

Total Net Assets - 100.0%		$440,503

JNL Disciplined Growth Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Goldman Sachs Emerging Markets Debt Fund (0.4%) (a)	219	$2,819
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.3%) (a)	249	3,520
JNL/Mellon Capital Management Pacific Rim 30 Fund (6.2%) (a)	302	3,645
JNL/ Mellon Capital Management Technology Sector Fund (0.1%) (a)	64	421
JNL/Mellon Capital Management 25 Fund (1.8%) (a)	719	8,802
JNL/Mellon Capital Management Emerging Markets Index Fund (23.1%) (a)	2,162	18,572
JNL/Mellon Capital Management International Index Fund (1.9%) (a)	1,951	20,505
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.5%) (a)	136	3,191
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (1.5%) (a)	721	8,666
JNL/Mellon Capital Management S&P SMid 60 Fund (1.3%) (a)	616	5,258
JNL/Mellon Capital Management Small Cap Index Fund (1.8%) (a)	1,121	11,717
JNL/PIMCO Real Return Fund (0.1%) (a)	165	2,167
JNL/PIMCO Total Return Bond Fund (0.4%) (a)	1,087	13,801

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund (0.7%) (a)	1,184	7,741
JNL/S&P Competitive Advantage Fund (3.0%) (a)	1,102	11,438
JNL/S&P Dividend Income & Growth Fund (1.6%) (a)	1,115	10,983
JNL/S&P Intrinsic Value Fund (3.1%) (a)	1,524	15,136
JNL/S&P Total Yield Fund (2.1%) (a)	770	6,391
JNL/T. Rowe Price Short-Term Bond Fund (0.1%) (a)	96	953

Total Investment Companies (cost $169,366)		155,726

Total Investments - 99.9% (cost $169,366)		155,726
Other Assets and Liabilities, Net - 0.1%		231

Total Net Assets - 100.0%		$155,957

JNL/BlackRock Commodity Securities Fund
COMMON STOCKS - 65.5%
ENERGY - 56.7%
Anadarko Petroleum Corp.	217	$13,685
Apache Corp.	292	23,445
Arch Coal Inc.	33	487
Baker Hughes Inc.	175	8,064
Berry Petroleum Co. - Class A	121	4,294
Brigham Exploration Co. (c)	354	8,948
Cabot Oil & Gas Corp. - Class A	163	10,067
Cameron International Corp. (c)	313	12,987
Canadian Natural Resources Ltd.	330	9,696
Carrizo Oil & Gas Inc. (c)	105	2,257
Cenovus Energy Inc.	194	5,987
Chevron Corp.	250	23,085
Cimarex Energy Co.	77	4,314
CNOOC Ltd. - ADR (e)	42	6,718
Coastal Energy Co.	64	582
ConocoPhillips	168	10,638
Consol Energy Inc.	80	2,718
Crew Energy Inc.	371	3,287
Denbury Resources Inc. (c)	75	865
Devon Energy Corp.	304	16,854
Dresser-Rand Group Inc. (c)	327	13,270
Dril-Quip Inc. (c)	137	7,390
EnCana Corp. (e)	192	3,694
Ensco International Plc - ADR	110	4,453
EOG Resources Inc.	323	22,939
EQT Corp.	164	8,748
EXCO Resources Inc.	169	1,815
Exxon Mobil Corp.	321	23,320
FMC Technologies Inc. (c)	487	18,310
Forest Oil Corp. (c)	79	1,134
Halliburton Co.	317	9,686
Helmerich & Payne Inc.	171	6,959
Hess Corp.	136	7,109
Husky Energy Inc. (e)	129	2,793
Marathon Oil Corp.	236	5,102
Marathon Petroleum Corp.	124	3,360
MEG Energy Corp.	77	2,843
Murphy Oil Corp.	319	14,083
Nabors Industries Ltd. (c)	187	2,288
National Oilwell Varco Inc.	404	20,706
Newfield Exploration Co. (c)	124	4,906
Nexen Inc.	111	1,730

	Shares/Par (p)	Value
Niko Resources Ltd.	34	1,413
Noble Corp.	248	7,289
Noble Energy Inc.	143	10,144
Occidental Petroleum Corp.	238	16,996
Pan Orient Energy Corp.	116	258
Paramount Resources Ltd. - Class A	37	1,101
Peabody Energy Corp.	218	7,382
PetroBakken Energy Ltd. (e)	50	321
Petroleo Brasileiro SA - Petrobras - ADR	168	3,771
Pioneer Natural Resources Co.	103	6,747
Progress Energy Resources Corp.	249	3,069
Range Resources Corp.	239	13,953
Rowan Cos. Inc. (c)	87	2,619
Saipem SpA	159	5,589
Schlumberger Ltd.	240	14,317
Southwestern Energy Co. (c)	163	5,447
Subsea 7 SA - ADR (c) (e)	63	1,215
Suncor Energy Inc.	584	14,919
Talisman Energy Inc.	1,043	12,820
Technip SA - ADR	248	4,941
Tesco Corp. (c)	58	677
Total SA - ADR	181	7,920
Transocean Ltd.	217	10,361
Trican Well Service Ltd.	125	1,774
Uranium Energy Corp. (q)	366	1,002
Valero Energy Corp.	115	2,038
Weatherford International Ltd. (c)	150	1,828
Whiting Petroleum Corp. (c)	172	6,023
Williams Cos. Inc.	87	2,106

		523,656
MATERIALS - 8.8%
Aluminum Corp. of China Ltd. - ADR (e)	181	1,888
Barrick Gold Corp.	88	4,117
BHP Billiton Ltd.	104	3,448
Cliffs Natural Resources Inc.	109	5,583
EI Du Pont de Nemours & Co.	88	3,512
Eldorado Gold Corp.	707	12,178
Fibria Celulose SA - ADR (e)	66	496
First Quantum Minerals Ltd.	347	4,617
Franco-Nevada Corp. (e)	115	4,154
Gammon Gold Inc.	199	1,874
Goldcorp Inc.	227	10,411
HudBay Minerals Inc.	278	2,592
Inmet Mining Corp.	17	719
Newcrest Mining Ltd.	258	8,498
Newmont Mining Corp.	10	609
Praxair Inc.	33	3,059
Southern Copper Corp.	252	6,288
Vale SA - ADR	305	6,947

		80,990

Total Common Stocks (cost $696,104)		604,646

WARRANTS - 0.0%
Uranium Energy Corp. (c) (f) (q)	183	—

Total Warrants (cost $0)		—

COMMODITY INDEXED STRUCTURED NOTES - 5.0%
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.26%, 03/21/12 (f) (i)	$5,000	3,041
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.26%, 04/09/12 (f) (i)	6,000	3,235

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.26%, 11/17/11 (f) (i)	6,000	5,112
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.23%, 10/16/12 (f) (i)	12,500	7,426
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.49%, 11/02/12 (f) (i)	12,000	11,248
JPMorgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.25%, 06/25/16 (f) (i)	5,000	3,028
JP Morgan Chase, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.21%, 09/10/12 (f) (i)	6,000	3,484
UBS, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.24%, 04/23/12 (f) (i)	5,000	2,531
UBS, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.49%, 10/26/12 (f) (i)	11,500	10,762
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.22%, 09/11/12 (f) (i)	23,000	15,619

Total Commodity Indexed Structured Notes (cost $98,000)		65,486

SHORT TERM INVESTMENTS - 39.6%
Investment Companies - 7.7%
JNL Money Market Fund, 0.02% (a) (h)	71,330	71,330
Securities Lending Collateral - 11.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	101,538	101,538
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	267	259

		101,797
Treasury Securities - 20.9%
U.S. Treasury Bill, 0.01%, 12/22/11 (e)	$193,000	192,994

Total Short Term Investments (cost $366,131)		366,121

Total Investments - 112.2% (cost $1,154,235)		1,036,253
Other Assets and Liabilities, Net - (12.2%)		(112,881)

Total Net Assets - 100.0%		$923,372

JNL/BlackRock Global Allocation Fund (w)
COMMON STOCKS - 59.0%
CONSUMER DISCRETIONARY - 3.7%
Aisin Seiki Co. Ltd.	6	$206
American Eagle Outfitters Inc.	21	247
Autoliv Inc. (e)	—	18
Bayerische Motoren Werke AG	3	205
BorgWarner Inc. (c) (e)	2	146
Bridgestone Corp.	10	234
British Sky Broadcasting Group Plc	5	54
Cheng Shin Rubber Industry Co. Ltd.	56	116
Coach Inc.	1	31
Comcast Corp. - Class A	37	775
Compagnie Financiere Richemont SA	3	133
Daihatsu Motor Co. Ltd.	13	236
Daimler AG	8	373

	Shares/Par (p)	Value
Denso Corp.	9	273
DISH Network Corp. - Class A (c)	4	101
Dongfeng Motor Group Co. Ltd.	57	77
Expedia Inc.	1	23
Ford Motor Co. (c)	37	358
Fuji Heavy Industries Ltd.	79	464
Futaba Industrial Co. Ltd.	12	93
Garmin Ltd. (e)	1	32
General Motors Co. (c) (e)	17	349
Guangzhou Automobile Group Co. Ltd.	135	131
Guinness Peat Group Plc	217	97
Honda Motor Co. Ltd.	16	480
Hyundai Motor Co.	2	280
International Game Technology	11	167
Johnson Controls Inc.	6	161
Kabel Deutschland Holding AG (c)	4	241
Lear Corp.	1	43
Liberty Global Inc. (c)	1	33
Limited Brands Inc.	1	47
LVMH Moet Hennessy Louis Vuitton SA	3	364
Macy’s Inc.	1	27
Magna International Inc.	1	21
Mando Corp.	—	48
Mattel Inc.	10	248
McDonald's Corp. (e)	4	359
McGraw-Hill Cos. Inc.	1	40
MRV Engenharia e Participacoes SA	33	165
Pulte Homes Inc. (c) (e)	32	127
Ralph Lauren Corp. - Class A	—	39
Rinnai Corp.	3	242
Ross Stores Inc. (e)	—	25
Sekisui House Ltd.	27	253
Singapore Press Holdings Ltd.	16	46
Suzuki Motor Corp.	36	789
Time Warner Cable Inc.	2	118
Toho Co. Ltd.	7	126
Toyota Industries Corp.	18	537
Toyota Motor Corp.	9	305
TRW Automotive Holdings Corp. (c)	1	19
Urban Outfitters Inc. (c) (e)	1	19
Viacom Inc. - Class B	5	204
Walt Disney Co.	9	283
Wyndham Worldwide Corp.	1	21
Yamada Denki Co. Ltd.	3	195
Yulon Motor Co. Ltd.	87	162
Zhongsheng Group Holdings Ltd.	93	146
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	24	74

		11,227
CONSUMER STAPLES - 3.5%
Altria Group Inc.	12	326
Beiersdorf AG	1	32
BIM Birlesik Magazalar AS	6	157
British American Tobacco Plc	12	295
Chaoda Modern Agriculture Holdings Ltd. (f)	604	107
Coca-Cola Co.	4	246
Coca-Cola Enterprises Inc.	1	32
Colgate-Palmolive Co.	6	535
ConAgra Foods Inc.	4	88
Constellation Brands Inc. - Class A (c)	4	78
Cosan Ltd. - Class A	35	328
Cresud SA - ADR	3	35
CVS Caremark Corp.	13	444
Diageo Plc - ADR (e)	8	635
Dr. Pepper Snapple Group Inc.	3	98

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Fomento Economico Mexicano SAB de CV - ADR (e)	2	115
General Mills Inc.	11	441
HJ Heinz Co. (e)	3	131
Hypermarcas SA	70	334
Kirin Holdings Co. Ltd.	25	327
Kraft Foods Inc. - Class A (e)	17	571
Kroger Co.	2	33
Lorillard Inc.	2	198
Mead Johnson Nutrition Co.	9	603
Molson Coors Brewing Co.	1	29
Nestle SA	16	888
Philip Morris International Inc.	9	535
Procter & Gamble Co.	12	740
Sara Lee Corp.	29	473
SLC Agricola SA	22	187
Unilever NV	6	178
Unilever NV - ADR	2	75
Unilever Plc	4	132
Unilever Plc - ADR	3	84
Wal-Mart Stores Inc.	18	936
Walgreen Co.	1	27

		10,473
ENERGY - 8.8%
Alliance Resource Partners LP	2	154
Anadarko Petroleum Corp.	7	419
Apache Corp.	4	336
Baker Hughes Inc.	3	140
BG Group Plc	53	1,014
BP Plc	58	345
BP Plc - ADR	11	391
Bumi Resources Tbk PT	889	194
Canadian Natural Resources Ltd.	10	293
Cenovus Energy Inc.	2	73
Chevron Corp.	21	1,941
China Shenhua Energy Co. Ltd.	40	158
Cimarex Energy Co.	—	20
Complete Production Services Inc. (c)	6	112
ConocoPhillips	13	836
Consol Energy Inc.	35	1,181
Daylight Energy Ltd.	31	157
Devon Energy Corp.	8	425
El Paso Corp. (e)	74	1,287
ENI SpA	32	563
EOG Resources Inc.	3	183
Exxon Mobil Corp.	46	3,358
Halliburton Co.	14	430
Helmerich & Payne Inc. (e)	1	22
Hess Corp.	8	421
INPEX Corp.	—	547
KazMunaiGas Exploration Production - GDR	22	328
Kuzbassrazrezugol (c)	304	78
Marathon Oil Corp.	13	286
Marathon Petroleum Corp.	15	404
McDermott International Inc. (c)	16	174
Murphy Oil Corp.	—	18
National Oilwell Varco Inc.	13	663
Noble Corp.	1	21
Occidental Petroleum Corp.	13	945
Oceaneering International Inc.	1	28
OGX Petroleo e Gas Participacoes SA (c)	13	81
Petroleo Brasileiro SA - ADR (e)	72	1,498
PTT PCL	21	179
QEP Resources Inc.	13	362
Quicksilver Resources Inc. (c) (e)	34	257

	Shares/Par (p)	Value
Reliance Industries Ltd.	18	290
Repsol YPF SA	9	235
Rosneft Oil Co. - GDR	43	252
Royal Dutch Shell Plc - ADR	7	400
Schlumberger Ltd.	15	869
SM Energy Co.	6	336
StatoilHydro ASA	14	311
Suncor Energy Inc.	12	301
Talisman Energy Inc.	10	124
Technip SA	1	109
Tenaris SA	5	123
Total SA	15	657
Total SA - ADR	13	584
Transocean Ltd.	6	291
Tupras Turkiye Petrol Rafine	7	148
Valero Energy Corp.	14	247
Vallares Plc (c) (f)	16	252
Weatherford International Ltd. (c)	12	140
Whiting Petroleum Corp. (c)	11	376
Williams Cos. Inc.	1	25
Woodside Petroleum Ltd.	4	113

		26,505
FINANCIALS - 7.3%
ACE Ltd.	13	765
AFI Development Plc (c)	5	2
AIA Group Ltd.	39	109
Allianz SE	3	305
Allstate Corp.	3	75
Ameriprise Financial Inc.	1	22
Amlin Plc	10	42
Arch Capital Group Ltd. (c)	6	195
Assicurazioni Generali SpA	6	102
Axis Capital Holdings Ltd.	1	23
Banco Macro Bansud SA - ADR	1	24
Banco Santander SA	22	179
Bank of America Corp.	99	609
Bank of Kyoto Ltd.	3	24
Bank of New York Mellon Corp.	31	567
BNP Paribas	7	276
Brookfield Asset Management Inc. - Class A (e)	8	229
Capital One Financial Corp.	1	25
CapitaLand Ltd.	121	225
Cheung Kong Holdings Ltd.	16	174
China Life Insurance Co. Ltd. - ADR	3	98
Chubb Corp. (e)	5	315
Citigroup Inc.	40	1,028
CNA Financial Corp.	1	17
Cyrela Brazil Realty SA	28	172
Daiwa House Industry Co. Ltd.	13	160
DBS Group Holdings Ltd.	13	117
Deutsche Bank AG	4	133
DnB NOR ASA	21	207
Endurance Specialty Holdings Ltd.	4	147
Fidelity National Financial Inc. - Class A	21	323
Global Logistic Properties Ltd. (c)	78	98
Goldman Sachs Group Inc.	7	657
Housing Development Finance Corp.	36	462
HSBC Holdings Plc	80	613
ING Groep NV (c)	19	133
Intesa Sanpaolo SpA	120	189
IRSA Inversiones y Representaciones SA - ADR	4	33
JPMorgan Chase & Co.	45	1,360
Leucadia National Corp.	1	21
Lincoln National Corp.	1	17

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Link Real Estate Investment Trust	160	507
Lloyds Banking Group Plc (c)	270	145
LSR Group - GDR	69	221
Marco Polo Investment Holding Ltd. (f) (q)	—	—
MetLife Inc.	6	172
Mitsubishi UFJ Financial Group Inc.	66	302
Mitsui Fudosan Co. Ltd.	8	122
Morgan Stanley	30	408
MS&AD Insurance Group Holdings	20	444
Muenchener Rueckversicherungs AG	1	144
Nippon Building Fund Inc.	—	31
NKSJ Holdings Inc.	18	399
Nordea Bank AB	4	30
Northern Trust Corp.	4	150
NTT Urban Development Corp. (e)	—	32
Oversea-Chinese Banking Corp. Ltd.	56	345
Ping an Insurance Group Co. of China Ltd. (e)	13	74
Platinum Underwriters Holdings Ltd.	2	74
Powszechny Zaklad Ubezpieczen SA	1	47
Principal Financial Group Inc. (e)	3	67
Progressive Corp.	7	121
Reinsurance Group of America Inc.	1	25
RenaissanceRe Holdings Ltd.	2	157
RHJ International (c)	31	161
Sberbank of Russia	252	546
Siam Commercial Bank PCL	74	253
Simon Property Group Inc.	2	189
Sony Financial Holdings Inc.	9	130
St. Joe Co. (c) (e)	44	654
Standard Chartered Plc	8	152
State Bank of India Ltd.	6	244
State Street Corp.	14	440
Sumitomo Mitsui Financial Group Inc.	8	211
SunTrust Banks Inc.	3	61
Swedbank AB	5	59
Tokio Marine Holdings Inc.	33	836
Torchmark Corp.	1	26
Travelers Cos. Inc.	11	555
Turkiye Garanti Bankasi AS	52	202
U.S. Bancorp (e)	25	595
UBS AG (c)	14	164
United Overseas Bank Ltd.	7	94
Unum Group	1	17
Validus Holdings Ltd.	4	92
Wells Fargo & Co.	35	848
Wharf Holdings Ltd.	41	200
XL Group Plc (e)	37	690
Zurich Financial Services AG	1	202

		21,910
HEALTH CARE - 6.5%
Abbott Laboratories	13	646
Aetna Inc.	17	629
AmerisourceBergen Corp. (e)	7	267
Amgen Inc.	6	330
Astellas Pharma Inc.	4	162
AstraZeneca Plc - ADR	1	22
Baxter International Inc.	1	31
Bayer AG	8	467
Bayer AG - ADR	—	8
Becton Dickinson & Co. (e)	—	30
Biogen Idec Inc. (c)	1	52
Bristol-Myers Squibb Co. (e)	36	1,141
Cardinal Health Inc.	1	37
Celgene Corp. (c)	3	176
Cephalon Inc. (c)	3	209

	Shares/Par (p)	Value
Cie Generale d’Optique Essilor International SA	7	498
CIGNA Corp.	6	247
Coventry Health Care Inc. (c)	1	29
Covidien Plc	5	198
CSL Ltd.	10	282
DaVita Inc. (c)	4	231
Eli Lilly & Co.	5	178
Fresenius Medical Care AG & Co. KGaA	8	540
Gilead Sciences Inc. (c)	9	336
GlaxoSmithKline Plc - ADR	1	36
HCA Holdings Inc. (c)	13	265
Healthsouth Corp. (c)	10	144
Hologic Inc. (c) (e)	18	274
Humana Inc.	5	364
Johnson & Johnson	29	1,849
Kinetic Concepts Inc. (c)	1	39
kyowa Hakko Kirin Co. Ltd.	23	255
Life Healthcare Group Holdings Ltd.	56	133
Life Technologies Corp. (c)	7	258
McKesson Corp.	5	345
Medco Health Solutions Inc. (c)	7	311
Medtronic Inc. (e)	16	523
Merck & Co. Inc.	33	1,070
Mettler Toledo International Inc. (c) (e)	1	157
Mindray Medical International Ltd. - ADR (e)	1	34
Mitsubishi Tanabe Pharma Corp.	9	164
Mylan Inc. (c)	16	274
Novartis AG	9	494
PerkinElmer Inc. (e)	7	140
Perrigo Co.	3	281
Pfizer Inc.	77	1,363
Raffles Medical Group Ltd.	54	92
Roche Holding AG (e)	2	369
Sanofi-Aventis SA	7	472
Sanofi-Aventis SA - ADR	1	31
Shanghai Pharmaceuticals Holding Co. Ltd. (c)	77	168
Shionogi & Co. Ltd.	10	145
Sinopharm Group Co. Ltd.	104	273
Terumo Corp.	4	182
Teva Pharmaceutical Industries Ltd. - ADR	15	552
Thermo Fisher Scientific Inc. (c)	6	308
UnitedHealth Group Inc. (e)	7	340
Valeant Pharmaceuticals International Inc.	3	123
Vanguard Health Systems Inc. (c)	8	80
Waters Corp. (c)	4	295
WellPoint Inc.	10	665

		19,614
INDUSTRIALS - 5.5%
3M Co.	5	355
Adani Enterprises Ltd.	23	241
All America Latina Logistica SA	14	63
Asciano Group	91	125
Beijing Enterprises Holdings Ltd.	124	621
Bharat Heavy Electricals Ltd.	12	387
Boeing Co.	10	592
Canadian Pacific Railway Ltd.	9	410
CNH Global NV (c)	1	22
CSR Corp. Ltd.	53	19
Dongfang Electric Corp. Ltd.	65	168
East Japan Railway Co.	13	777
Fanuc Ltd.	2	234
Fluor Corp.	1	26
Fraser and Neave Ltd.	61	269
General Dynamics Corp.	4	243

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
General Electric Co.	103	1,566
Guangshen Railway Co. Ltd.	249	75
Haitian International Holdings Ltd.	40	31
Hutchison Whampoa Ltd. (q)	28	206
JGC Corp.	18	440
Jiangsu Expressway Co. Ltd.	108	82
KBR Inc.	10	245
Keppel Corp. Ltd.	52	306
Kinden Corp.	13	112
Komatsu Ltd.	9	183
Koninklijke Philips Electronics NV	20	360
Kubota Corp.	61	501
L-3 Communications Holdings Inc.	—	23
Larsen & Toubro Ltd.	5	124
Marubeni Corp.	45	251
Mitsubishi Corp.	43	878
Mitsui & Co. Ltd. (e)	51	742
Mitsui OSK Lines Ltd.	24	94
NCB Holdings Ltd. (f) (q)	—	—
NGK Insulators Ltd.	12	184
Noble Group Ltd.	51	51
Novorossiysk Commercial Sea Port PJSC - GDR	23	158
Okumura Corp.	43	167
PACCAR Inc. (e)	8	256
Pall Corp.	2	81
Parker Hannifin Corp.	—	23
PLUS Expressways Bhd	177	239
Precision Castparts Corp. (e)	2	371
Qualicorp SA (c)	22	160
Ryder System Inc.	1	22
SembCorp Marine Ltd. (e)	32	77
Shanghai Electric Group Co. Ltd.	446	171
Siemens AG	11	980
SKF AB	4	81
SMA Solar Technology SA	1	47
Spirit Aerosystems Holdings Inc. (c) (e)	15	239
Sumitomo Electric Industries Ltd.	14	168
Tianjin Development Holdings (c)	528	232
Tianjin Port Development Holdings Ltd.	799	88
Toda Corp.	42	163
Union Pacific Corp.	12	1,013
United Technologies Corp.	7	501
Viterra Inc.	7	68
West Japan Railway Co.	6	261
Xiamen International Port Co. Ltd.	87	11
Yuanda China Holdings Ltd. (c)	811	96

		16,679
INFORMATION TECHNOLOGY - 8.9%
Accenture Plc	1	37
Activision Blizzard Inc. (e)	47	563
Adobe Systems Inc. (c)	5	119
Agilent Technologies Inc. (c)	10	310
Altera Corp.	1	28
Amdocs Ltd. (c)	1	31
Analog Devices Inc.	1	26
Apple Inc. (c)	9	3,476
Arrow Electronics Inc. (c)	1	22
ASML Holding NV	4	140
Atos Origin SA	2	70
Autodesk Inc. (c)	1	25
BMC Software Inc. (c)	1	30
Broadcom Corp.	5	159
CA Inc.	24	468
Canon Inc.	13	581

	Shares/Par (p)	Value
Check Point Software Technologies Ltd. (c)	1	39
Cisco Systems Inc.	71	1,092
Cognizant Technology Solutions Corp. -
Class A (c) (e)	1	86
Computer Sciences Corp.	1	29
Comverse Technology Inc. (c)	14	100
Corning Inc.	78	966
Dell Inc. (c) (e)	25	357
Delta Electronics Inc.	62	145
eBay Inc. (c)	7	210
Electronic Arts Inc. (c)	13	271
EMC Corp. (c)	21	442
Fidelity National Information Services Inc.	1	15
Freescale Semiconductor Holdings I Ltd. (c)	24	267
Google Inc. - Class A (c)	3	1,354
Hana Microelectronics PCL	49	27
Harris Corp.	1	19
Hewlett-Packard Co.	24	534
Hitachi Ltd.	32	158
HON HAI Precision Industry Co. Ltd.	43	96
Hoya Corp. (e)	18	413
HTC Corp.	18	395
Infineon Technologies AG	25	185
Intel Corp.	34	731
International Business Machines Corp.	14	2,407
Intuit Inc. (e)	1	33
KLA-Tencor Corp.	1	30
Lam Research Corp. (c)	1	23
Lexmark International Inc. (c)	2	63
Marvell Technology Group Ltd. (c)	9	131
MasterCard Inc.	1	235
Microsoft Corp.	102	2,530
Motorola Mobility Holdings Inc. (c)	6	240
Motorola Solutions Inc.	4	175
Murata Manufacturing Co. Ltd.	5	282
Nippon Electric Glass Co. Ltd.	17	158
Oracle Corp.	66	1,902
Polycom Inc. (c)	12	226
QUALCOMM Inc.	25	1,230
Rohm Co. Ltd.	4	188
Samsung Electronics Co. Ltd.	1	628
SanDisk Corp. (c)	6	251
Seagate Technology	12	123
Symantec Corp. (c)	16	262
Taiwan Semiconductor Manufacturing Co. Ltd.	108	243
TDK Corp.	4	143
TE Connectivity Ltd.	2	65
Teradata Corp. (c)	1	55
Texas Instruments Inc. (e)	11	301
VeriSign Inc.	1	28
Visa Inc. - Class A	4	332
Western Digital Corp. (c) (e)	5	133
Western Union Co.	2	23
Xerox Corp.	34	238
Yahoo! Japan Corp.	1	162

		26,856
MATERIALS - 6.7%
Alamos Gold Inc.	17	262
Albemarle Corp.	1	22
Alcoa Inc.	39	369
Anglo American Plc	9	305
AngloGold Ashanti Ltd. - ADR (e)	1	53
Antofagasta Plc	22	315
Asahi Kasei Corp.	33	197
Ball Corp.	1	28

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Barrick Gold Corp.	26	1,199
BASF SE	18	1,071
BHP Billiton Ltd.	34	1,140
China Blue Chemical Ltd.	191	146
Crown Holdings Inc. (c)	4	124
Detour Gold Corp.	7	179
Dow Chemical Co.	14	314
Eastman Chemical Co.	—	25
EI Du Pont de Nemours & Co.	10	387
Eldorado Gold Corp.	40	685
FMC Corp.	10	708
Freeport-McMoRan Copper & Gold Inc.	10	318
Glencore International Plc	22	137
Goldcorp Inc.	32	1,450
Harmony Gold Mining Co. Ltd. - ADR	6	72
Hitachi Chemical Co. Ltd.	10	172
Iamgold Corp.	33	659
International Paper Co.	5	111
IOI Corp.	31	45
JSR Corp.	7	126
Katanga Mining Ltd.	36	38
Kinross Gold Corp.	58	858
Kuraray Co. Ltd.	18	240
Lanxess AG	6	267
LG Chem Ltd.	3	130
LyondellBasell Industries NV	1	20
Magnitogorsk Iron & Steel Works - GDR	23	110
MeadWestvaco Corp.	1	30
MMC Norilsk Nickel - ADR	8	172
Mongolian Mining Corp. (c)	85	75
Newcrest Mining Ltd.	27	901
Newmont Mining Corp. (e)	21	1,334
Orica Ltd.	5	114
Osisko Mining Corp.	16	206
Petropavlovsk Plc	4	33
Polyus Gold International Ltd. - GDR (c)	139	431
POSCO - ADR	2	134
POSCO Inc.	—	123
Potash Corp. of Saskatchewan Inc.	3	144
PPG Industries Inc.	—	26
Praxair Inc.	2	161
PTT Chemical PCL	84	266
Rangold Resources Ltd. - ADR	5	462
Rio Tinto Ltd.	11	638
Rio Tinto Plc	8	348
Samsung Fine Chemicals Co. Ltd.	2	79
Shin-Etsu Chemical Co. Ltd.	14	701
Silver Wheaton Corp.	14	409
Sino-Forest Corp. (f)	12	—
Sociedad Quimica y Minera de Chile SA - ADR	3	122
Sumitomo Chemical Co. Ltd.	136	523
Teck Cominco Ltd. - Class B	1	19
Ube Industries Ltd.	92	305
Uralkali - GDR	1	21

		20,059
TELECOMMUNICATION SERVICES - 45.0%
America Movil SAB de CV - ADR	15	333
American Tower Corp. - Class A (c) (e)	7	388
AT&T Inc. (e)	61	1,740
Axiata Group Bhd	374	534
BCE Inc.	1	24
BT Group Plc	140	374
CenturyLink Inc.	11	376
China Mobile Ltd.	77	752
China Telecom Corp. Ltd.	204	128

	Shares/Par (p)	Value
China Unicom Hong Kong Ltd. (e)	69	141
Chunghwa Telecom Co. Ltd.	63	209
Chunghwa Telecom Co. Ltd. - ADR	11	377
Deutsche Telekom AG	30	350
Deutsche Telekom AG - ADR	1	17
Far EasTone Telecommunications Co. Ltd.	105	155
France Telecom SA	19	311
KDDI Corp.	—	509
KT Corp.	1	27
KT Corp. - ADR (e)	12	184
M1 Ltd.	70	130
MetroPCS Communications Inc. (c)	10	83
Millicom International Cellular SA	—	39
NII Holdings Inc. - Class B (c)	1	16
Nippon Telegraph & Telephone Corp.	11	527
NTT DoCoMo Inc.	1	1,241
Philippine Long Distance Telephone Co. - ADR	2	103
Rogers Communications Inc.	6	199
Rogers Communications Inc. - Class B	1	30
Singapore Telecommunications Ltd.	162	390
SK Telecom Co. Ltd.	1	152
Swisscom AG	1	268
Telecom Argentina SA - ADR	1	23
Telecom Egypt Co.	72	177
Telecom Italia SpA	85	93
Telecomunicacoes de Sao Paulo SA - ADR	28	734
Telefonica SA	25	487
Telefonica SA - ADR	4	79
Telekom Austria AG	6	56
Telekom Malaysia Bhd	284	362
Telekomunikasi Indonesia Tbk PT	102	87
Telenor ASA	4	59
Telstra Corp. Ltd.	50	150
TELUS Corp.	2	98
Turk Telekomunikasyon AS	39	166
Turkcell Iletisim Hizmet AS	17	78
Verizon Communications Inc.	28	1,017
VimpelCom Ltd. - ADR	16	154
Vivendi SA	11	232
Vodafone Group Plc	195	502
Vodafone Group Plc - ADR (e)	13	345

		15,006
UTILITIES - 3.1%
Adani Power Ltd. (c)	101	175
AES Corp. (c)	34	332
American Electric Power Co. Inc.	6	213
American Water Works Co. Inc. (e)	6	184
Calpine Corp. (c)	18	257
CEZ AS	5	200
Cheung Kong Infrastructure Holdings Ltd.	30	172
China Resources Gas Group Ltd.	92	124
China Resources Power Holdings Co. Ltd.	116	175
CMS Energy Corp.	10	190
Companhia Energetica de Minas Gerais -
ADR (e)	8	122
Consolidated Edison Inc.	4	204
Constellation Energy Group Inc.	1	26
Dominion Resources Inc. (e)	4	205
E-CL SA	44	104
Edison International	1	34
Entergy Corp.	3	221
Exelon Corp.	9	377
Federal Hydrogenerating Co. JSC	1,132	35
Federal Hydrogenerating Co. JSC - ADR	124	414
Fortum Oyj	13	317

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
GDF Suez	23	674
Huaneng Power International Inc. (e)	236	100
International Power Plc	84	401
ITC Holdings Corp.	2	169
National Grid Plc	63	627
NextEra Energy Inc.	11	612
NRG Energy Inc. (c) (e)	8	160
Pampa Energia SA - ADR	4	45
PG&E Corp.	6	252
PPL Corp.	12	349
Scottish & Southern Energy Plc	27	532
Southern Co.	14	598
Tokyo Gas Co. Ltd.	92	427
YTL Power International Bhd	389	206

		9,233

Total Common Stocks (cost $189,487)		177,561

PREFERRED STOCKS - 1.4%
CONSUMER DISCRETIONARY - 0.3%
General Motors Co., Convertible Preferred, 4.75%	8	285
Volkswagen AG	4	565

		850
CONSUMER STAPLES - 0.2%
Bunge Ltd., 4.88%, (callable at 100 beginning 12/01/11) (m)	—	18
Cia Brasileira de Distribuicao Grupo Pao de Acucar	14	421

		439
ENERGY - 0.2%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	1	559
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	1	146

		705
FINANCIALS - 0.4%
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15) (m)	8	216
GMAC Capital Trust I, 8.13%	15	268
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	4	172
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	6	142
Itau Unibanco Holding SA	12	189
UBS AG, 9.38%	7	88
Wachovia Capital Trust IV, 6.38%	1	16
Wells Fargo & Co., Convertible Preferred, 7.50% (m) (e)	—	123

		1,214
HEALTH CARE - 0.0%
Omnicare Capital Trust II, 4.00%	2	75
MATERIALS - 0.2%
Usinas Siderurgicas de Minas Gerais SA	6	35
Vale SA	21	436

		471
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	4	206

	Shares/Par (p)	Value
PPL Corp., 8.75%	4	192

		398

Total Preferred Stocks (cost $4,695)		4,152

WARRANTS - 0.0%
Ford Motor Co. (c)	13	29
Kinross Gold Corp. (c)	3	3
TFS Corp. Ltd. (c)	105	8

Total Warrants (cost $39)		40

PURCHASED OPTIONS - 0.4%
Deutsche Borse AG Call Option, Strike Price EUR 3,319.87, Expiration 9/24/2012, GSC (f)	105	26
EUR versus USD Put Option, Strike Price USD 1.30, Expiration 9/30/2011, CSI	654,934	—
MSCI Europe excluding United Kingdom Index Call Option, Strike Price EUR 102.90, Expiration 6/15/2012, DUB	2,868	1
MSCI Europe excluding United Kingdom Index Call Option, Strike Price EUR 104.71, Expiration 6/15/2012, GSI	6,136	3
MSCI Europe excluding United Kingdom Index Call Option, Strike Price EUR 86.70, Expiration 9/24/2012, JPM	4,393	21
MSCI Europe excluding United Kingdom Index Call Option, Strike Price EUR 99.43, Expiration 7/12/2012, CSI	8,500	7
MSCI Europe excluding United Kingdom Index: Initial Reference Strike Price 1,128.89, 1 written put strike 1,128.89, 1.07 calls strike 1,128.89, Expiration 12/14/2011, JPM	346	(76)
Russell 2000 Index Put Option, Strike Price 641.52, Expiration 3/16/2012, GSC	724	55
Russell 2000 Index Put Option, Strike Price 662.24, Expiration 12/19/2011, MSC	543	36
Russell 2000 Index Put Option, Strike Price 664.34, Expiration 1/2/2012, JPM	720	51
S&P 500 Index Call Option, Strike Price 1,282.00, Expiration 2/24/2012	134	4
S&P 500 Index Call Option, Strike Price 1,355.00, Expiration 2/24/2012	257	3
S&P 500 Index Call Option, Strike Price 1,373.88, Expiration 2/10/2012	860	7
S&P 500 Index Put Option, Strike Price 1,050.00, Expiration 11/19/2011	16	58
S&P 500 Index Put Option, Strike Price 1,075.00, Expiration 11/19/2011	6	24
S&P 500 Index Put Option, Strike Price 1,100.00, Expiration 10/22/2011	18	58
S&P 500 Index Put Option, Strike Price 1,100.00, Expiration 11/19/2011	27	140
S&P 500 Index Put Option, Strike Price 1,110.00, Expiration 10/22/2011	23	80
S&P 500 Index Put Option, Strike Price 1,120.00, Expiration 10/22/2011	10	38
S&P 500 Index Put Option, Strike Price 1,125.00, Expiration 11/19/2011	6	36
S&P 500 Index Put Option, Strike Price 1,130.00, Expiration 10/22/2011	12	49
S&P 500 Index Put Option, Strike Price 1,140.00, Expiration 10/24/2011	11	52
S&P 500 Index Put Option, Strike Price 1,150.00, Expiration 11/19/2011	6	41
S&P 500 Index Put Option, Strike Price 1,215.00, Expiration 9/30/2011	1	8

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
S&P 500 Index Put Option, Strike Price 1150.00, Expiration 10/22/2011	12	60
S&P 500 Index: Initial Reference Strike Price 1,328.17, 1 written put strike 1,130.08, 1 call strike 1,403.95, 1 put strike 1,263.03, Expiration 10/10/11, CIT	215	24
S&P 500 Index: Initial Reference Strike Price 1300.35, 1 written put strike 1,131.30, 1 call strike 1,379.67 Expiration 3/16/2012, JPM	741	(62)
SPRD Gold Trust Call Option, Strike Price 160.00, Expiration 10/22/2011	39	17
SPRD Gold Trust Call Option, Strike Price 195.00, Expiration 12/17/2011	65	8
SPRD Gold Trust Call Option, Strike Price 205.00, Expiration 12/17/2011	65	5
SPRD Gold Trust Put Option, Strike Price 125.00, Expiration 1/21/2012, BCL	31	5
SPRD Gold Trust Put Option, Strike Price 132.00, Expiration 9/30/2011	48	—
SPRD Gold Trust Put Option, Strike Price 165.00, Expiration 12/17/2011	39	53
Taiwan Taiex Index Call Option, Strike Price TWD 7,398.50, Expiration 9/20/2013, CGM (f)	6,009	101
Taiwan Taiex Index Call Option, Strike Price TWD 7,398.50, Expiration 9/21/2012, CGM (f)	6,009	91
Tokyo Stock Price Index Call Option, Strike Price JPY 825.00, Expiration 6/11/2012, MSC (f)	67,431	23
Tokyo Stock Price Index Call Option, Strike Price JPY 825.55, Expiration 6/11/2012, DUB (f)	69,196	23
USD versus EUR Call Option, Strike Price EUR 1.30, Expiration 12/23/2011, UBS	787,700	16
Wells Fargo & Co. Call Option, Strike Price 28.00, Expiration 10/22/2011	105	2

Total Options (cost $1,060)		1,088

INVESTMENT COMPANIES - 2.5%
Energy Select Sector SPDR Fund	15	903
ETFS Gold Trust (c)	7	1,189
ETFS Physical Palladium Trust (c)	3	169
ETFS Platinum Trust (c)	2	362
iShares Comex Gold Trust Fund (a) (c)	72	1,136
iShares Silver Trust (a) (c)	3	78
SPDR Gold Trust (c)	22	3,549
Vietnam Enterprise Investments Ltd. (f)	15	35
Vinaland Ltd.	85	57

Total Investment Companies (cost $8,351)		7,478

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.1%
Banc of America Large Loan Inc. REMIC, 1.98%, 11/15/13 (i) (r)	$424	377

Total Non-U.S. Government Agency Asset- Backed Securities (cost $380)		377

CORPORATE BONDS AND NOTES - 6.8%
CONSUMER DISCRETIONARY - 0.2%
Chrysler Group LLC
8.00%, 06/15/19 (e) (r)	256	199
8.25%, 06/15/21 (r)	210	162
Hyundai Motor Co. Ltd., 4.50%, 04/15/15 (r)	125	128

	Shares/Par (p)	Value
Urbi Desarrollos Urbanos SA de CV Term Loan, 5.39%, 04/13/12 (f) (i)	210	208

		697
CONSUMER STAPLES - 0.4%
Alberto-Culver Co., 5.15%, 06/01/20	26	30
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (q), SGD	400	9
China Milk Products Group Ltd. Convertible Bond, 01/05/12	100	32
IOI Capital Bhd, Convertible Bond, 12/18/11	240	282
Olam International Ltd., 6.00%, 10/15/16	400	447
REI Agro Ltd. 5.50%, 11/13/14 (q)	128	129
5.50%, 11/13/14 (q)	185	186
Wilmar International Ltd., Convertible Bond, 12/18/12	200	240

		1,355
ENERGY - 1.0%
China Petroleum & Chemical Corp. Convertible
Bond, 0.00%, 04/24/14, HKD	3,280	455
Consol Energy Inc., 8.00%, 04/01/17	378	395
Daylight Energy Ltd., 6.25%, 12/31/14, CAD	126	113
Essar Energy Plc, 4.25%, 02/01/16 (r)	200	127
Linn Energy LLC, 7.75%, 02/01/21	167	167
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (r)	220	218
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (r)	408	365
Pemex Project Funding Master Trust, 6.63%, 06/15/35	124	133
PetroBakken Energy Ltd., 3.13%, 02/08/16 (q)	500	400
Petroleos Mexicanos, 6.00%, 03/05/20	177	193
SM Energy Co., 3.50%, 04/01/27	160	194
TNK-BP Finance SA, 7.50%, 07/18/16 (q)	100	104

		2,864
FINANCIALS - 2.6%
Ally Financial Inc., 4.50%, 02/11/14	487	446
BAC Capital Trust XI, 6.63%, 05/23/36	15	11
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	266	245
CapitaLand Ltd.
2.10%, 11/15/16, SGD	500	374
3.13%, 03/05/18, SGD	750	581
2.95%, 06/20/22, SGD	1,000	720
Credit Suisse AG, 10.25%, 07/17/22 (f) (r), IDR	1,201,280	167
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	146	131
Dana Gas Sukuk Ltd., 7.50%, 10/31/12	1,230	1,118
Export-Import Bank of Korea, 4.13%, 09/09/15	412	415
Ford Motor Credit Co. LLC
7.00%, 04/15/15	120	126
6.63%, 08/15/17	100	104
5.75%, 02/01/21	200	198
Hana Bank, 4.50%, 10/30/15 (r)	125	126
HSBC Finance Corp., 6.68%, 01/15/21 (r)	38	37
Hyundai Capital Services Inc., 4.38%, 07/27/16 (r)	200	202
Keppel Land Ltd., 2.50%, 06/23/13, SGD	200	151
Korea Development Bank, 4.00%, 09/09/16	296	293
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	300	473
Mie Bank Ltd., 1.00%, 10/31/11, JPY	2,000	26
Morgan Stanley, 3.80%, 04/29/16	152	140
Pyrus Ltd., 7.50%, 12/20/15 (q)	100	95

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
TNK-BP Finance SA, 6.63%, 03/20/17 (e) (r)	298	296
UBS AG Stamford - Series BKNT, 4.88%, 08/04/20	489	471
Yanlord Land Group Ltd.
5.85%, 07/13/14, SGD	250	184
9.50%, 05/04/17 (r)	110	72
Ying Li International Real Estate Ltd., 4.00%, 03/03/15, SGD	250	168
Zeus Capital Ltd., 0.00%, 08/19/13, JPY	42,000	538

		7,908
HEALTH CARE - 0.8%
Amylin Pharmaceuticals Inc., 3.00%, 06/15/14	196	175
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q)	600	600
DaVita Inc.
6.38%, 11/01/18	184	177
6.63%, 11/01/20 (e)	41	39
DJO Finance LLC, 9.75%, 10/15/17 (r)	10	8
Gilead Sciences Inc.
0.63%, 05/01/13	371	424
1.63%, 05/01/16	43	49
Hologic Inc., 2.00%, 12/15/37 (k)	484	500
Hypermarcas SA, 6.50%, 04/20/21 (r)	150	137
Mylan Inc., 3.75%, 09/15/15	223	323
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	15
SonoSite Inc., 3.75%, 07/15/14	42	44
Valeant Pharmaceuticals International, 6.75%, 10/01/17 (r)	48	44

		2,535
INDUSTRIALS - 0.5%
Hertz Corp., 7.50%, 10/15/18 (e)	53	51
Hutchison Whampoa International Ltd.
4.63%, 09/11/15 (r)	175	182
4.63%, 09/11/15	249	259
Inversiones Alsacia SA, 8.00%, 08/18/18 (r)	265	228
Suzlon Energy Ltd. Convertible Bond
0.00%,06/12/12	96	118
0.00%,10/11/12	183	216
4.50%,07/25/14 (q)	362	311
Viterra Inc., 5.95%, 08/01/20 (r)	106	112

		1,477
INFORMATION TECHNOLOGY - 0.3%
Advanced Micro Devices Inc.
6.00%, 05/01/15	376	368
8.13%, 12/15/17	41	41
Electronic Arts Inc., 0.75%, 07/15/16 (r)	217	208
Lam Research Corp., 1.25%, 05/15/18 (r)	64	59
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	146	136

		812
MATERIALS - 0.5%
Anglo American Plc, 4.00%, 05/07/14	100	138
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	32	31
CF Industries Holding Inc., 7.13%, 05/01/20 (e)	73	83
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	53
Evraz Group SA
8.25%, 11/10/15 (r)	100	96
9.50%, 04/24/18 (r)	287	278
Sino-Forest Corp., 5.00%, 08/01/13 (q)	130	34
Tata Steel Ltd., 1.00%, 09/05/12	200	238
Texas Industries Inc., 9.25%, 08/15/20 (e)	200	156

	Shares/Par (p)	Value
TFS Corp. Ltd., 11.00%, 07/15/18 (r)	284	284

		1,391
TELECOMMUNICATION SERVICES - 0.3%
EH Holding Corp.
6.50%, 06/15/19 (e) (r)	170	164
7.63%, 06/15/21 (r)	49	47
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (r)	245	228
SBA Communications Corp.
1.88%, 05/01/13	62	64
4.00%, 10/01/14	52	67
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (f) (i) (q)	207	208

		778
UTILITIES - 0.2%
Calpine Corp.
7.88%, 07/31/20 (r)	51	49
7.50%, 02/15/21 (r)	21	20
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	17
Korea Electric Power Corp.
5.13%, 04/23/34 (q)	155	163
0.00%, 04/01/96 (k)	128	93
NRG Energy Inc., 8.25%, 09/01/20	30	28
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	319	319

		689

Total Corporate Bonds and Notes (cost $21,361)		20,506

GOVERNMENT AND AGENCY OBLIGATIONS - 17.5%
GOVERNMENT SECURITIES - 17.5%
Sovereign - 9.1%
Australia Government Bond
5.75%, 04/15/12 - 05/15/21, AUD	2,215	2,314
4.75%, 11/15/12, AUD	798	780
5.50%, 12/15/13, AUD	956	962
Bank Negara Malaysia, 0.88%, 03/01/12 (q), MYR	2,607	807
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	600	696
10.00%, 01/01/17 - 01/01/21 , BRL	6,700	3,391
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	2,356	3,670
3.50%, 07/04/19, EUR	1,895	2,888
Canadian Government Bond
4.00%, 06/01/16, CAD	291	311
3.50%, 06/01/20, CAD	347	369
Hong Kong Government Bond
4.13%, 02/22/13, HKD	1,750	237
2.03%, 03/18/13, HKD	5,400	712
1.67%, 03/24/14, HKD	1,050	139
3.51%, 12/08/14, HKD	2,800	395
1.69%, 12/22/14, HKD	1,400	187
Malaysia Government Bond
2.51%, 08/27/12, MYR	4,000	1,249
3.46%, 07/31/13, MYR	1,400	441
Mexico Government International Bond, 0.00%, 02/09/12 (j), MXN	6,042	429
New Zealand Government Bond, 4.50%, 02/15/16, NZD	107	136
Republic of Korea, 4.38%, 08/10/15	265	271
Svensk Exportkredit AB, 10.50%, 09/29/15, TRY	200	120

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Turkey Government Bond
10.00%, 01/09/13, TRY	200	110
10.50%, 01/15/20, TRY	1,100	633
Ukraine Government International Bond, 7.75%, 09/23/20 (r)	184	166
United Kingdom Treasury Bond, 4.75%, 03/07/20, GBP	2,101	3,932
United Kingdom Treasury Bond, 4.00%, 09/07/16, GBP	1,000	1,755
Vietnam Government International Bond, 6.75%, 01/29/20 (q)	146	143

		27,243
Treasury Inflation Index Securities - 0.2%
Republic of Turkey Inflation Indexed Note, 4.00%, 04/01/20 (n), TRY	321	183
U.S. Treasury Inflation Indexed Note, 2.38%, 10/04/11 (n)	395	494

		677
U.S. Treasury Securities - 8.2%
U.S. Treasury Note
0.63%, 07/31/12	957	961
2.63%, 12/31/14 - 08/15/20	4,590	4,914
2.25%, 01/31/15 - 03/31/16	6,317	6,695
2.38%, 02/28/15 (e)	2,327	2,471
2.50%, 03/31/15	2,830	3,021
1.38%, 09/30/18	422	420
3.50%, 05/15/20	5,340	6,115

		24,597

Total Government and Agency Obligations (cost $54,103)		52,517

SHORT TERM INVESTMENTS - 16.0%
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	16,246	16,246
Treasury Securities - 10.6%
Hong Kong Treasury Bill, 0.01%, 10/12/11, HKD	6,000	771
Singapore Treasury Bill, 0.16%, 10/20/11, SGD	598	457
U.S. Treasury Bill
0.02%, 10/06/11 (e)	$91	91
0.03%, 10/27/11	192	192
0.00%,11/10/11	1	1
0.02%, 01/12/12	492	492
0.01%, 02/02/12 (e)	2,860	2,860
0.01%, 02/09/12	7,050	7,049
0.01%, 02/23/12	575	575
0.01%, 03/08/12	16,100	16,097
0.02%, 03/22/12	3,440	3,439

		32,024

Total Short Term Investments (cost $48,313)		48,270

Total Investments - 103.7% (cost $327,789)		311,989
Other Assets and Liabilities, Net - (3.7%) (o)		(10,924)

Total Net Assets - 100.0%		$301,065

JNL/Capital Guardian Global Balanced Fund
COMMON STOCKS - 60.4%
CONSUMER DISCRETIONARY - 6.8%
Bayerische Motoren Werke AG	8	$502

	Shares/Par (p)	Value
Carnival Corp.	14	427
CBS Corp. - Class B	61	1,239
Comcast Corp. - Class A	77	1,614
Daimler AG	29	1,296
Denso Corp. (e)	61	1,967
Discovery Communications Inc. - Class A (c)	24	895
DreamWorks Animation SKG Inc. -
Class A (c) (e)	25	451
Gannett Co. Inc.	140	1,335
GKN Plc	557	1,512
Hennes & Mauritz AB - Class B	34	1,024
Home Depot Inc.	20	648
Hyundai Mobis	4	1,144
Indorama Ventures PCL (q)	198	173
Li & Fung Ltd.	192	320
Li Ning Co. Ltd. (e)	69	70
Nike Inc. - Class B	8	710
SES SA - FDR - Class A	69	1,689
Signet Jewelers Ltd.	7	240
Sony Corp. (e)	39	745
Target Corp.	59	2,903
Time Warner Cable Inc.	11	714
Urban Outfitters Inc. (c)	39	868
Urbi Desarrollos Urbanos SAB DE CV (c)	53	71
Virgin Media Inc. (e)	11	256
Walt Disney Co.	16	483
Wolters Kluwer NV	27	435

		23,731
CONSUMER STAPLES - 3.6%
Ajinomoto Co. Inc. (e)	109	1,288
Avon Products Inc.	31	611
Danone SA	32	1,964
Hypermarcas SA	97	464
Imperial Tobacco Group Plc	40	1,354
Magnit OAO - GDR	9	162
Nestle SA	43	2,371
Olam International Ltd. (e) (q)	109	185
Organizacion Soriana SAB de CV (e)	30	61
Pernod-Ricard SA	27	2,083
Tesco Plc	145	850
United Spirits Ltd.	66	1,066

		12,459
ENERGY - 7.3%
Anadarko Petroleum Corp.	21	1,349
Baker Hughes Inc.	18	812
BG Group Plc	102	1,950
Cairn Energy Plc (c)	104	451
Cameco Corp. (e)	83	1,520
Cenovus Energy Inc.	80	2,454
Chevron Corp.	8	694
EnCana Corp. (e)	39	753
EnCana Corp.	9	175
Fugro NV (e)	14	727
Gazprom OAO - ADR	62	603
Halliburton Co.	60	1,822
Noble Energy Inc.	31	2,216
Oil Search Ltd.	30	159
QGEP Participacoes SA (q)	17	137
Reliance Industries Ltd.	23	383
Repsol YPF SA	54	1,416
Royal Dutch Shell Plc - Class A	24	732
Sasol Ltd.	28	1,152
Schlumberger Ltd.	45	2,700
SeaDrill Ltd.	11	293

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
TMK OAO - GDR	6	53
TransCanada Corp. (e)	7	264
Transocean Ltd.	4	181
Tullow Oil Plc	59	1,192
Uranium One Inc.	30	59
Weatherford International Ltd. (c)	66	805
YPF SA - ADR - Class D	8	257

		25,309
FINANCIALS - 9.6%
ACE Ltd.	27	1,648
AIA Group Ltd. (q)	648	1,835
Allianz SE	4	328
Allstate Corp.	49	1,163
AON Corp.	8	340
Azrieli Group	23	542
Banco Bradesco SA - ADR	62	916
Banco Espirito Santo SA (e)	46	122
Banco Santander SA	87	712
Bank Mandiri Persero Tbk PT (q)	383	271
Bank of China Ltd. - Class H	1,204	372
Barclays Plc	529	1,297
BB&T Corp.	77	1,632
BNP Paribas	17	655
Charles Schwab Corp.	69	782
DBS Group Holdings Ltd. (e)	44	391
Deutsche Boerse AG (f)	31	1,576
DLF Ltd.	195	863
Goldman Sachs Group Inc.	14	1,286
Grupo Financiero Inbursa SA	867	1,451
Hana Financial Group Inc.	24	689
HDFC Bank Ltd.	98	927
HSBC Holdings Plc	285	2,180
HSBC Holdings Plc (e)	98	752
ICICI Bank Ltd.	5	90
Industrial & Commercial Bank of China - Class H	1,267	612
Intact Financial Corp.	3	159
Itau Unibanco Holding SA - ADR	10	163
JPMorgan Chase & Co.	31	925
Kotak Mahindra Bank Ltd.	70	655
Link Real Estate Investment Trust	166	524
Macquarie Group Ltd.	32	699
Marsh & McLennan Cos. Inc.	28	735
NYSE Euronext	7	156
Powszechny Zaklad Ubezpieczen SA	6	594
Progressive Corp.	16	279
Sampo Oyj - Class A	41	1,036
Sberbank of Russia - ADR	185	1,644
SinoPac Financial Holdings Co. Ltd.	344	110
Standard Chartered Plc	12	229
Sumitomo Mitsui Financial Group Inc. (e)	12	327
Swire Pacific Ltd. - Class A	27	277
UBS AG (c)	28	319
UniCredit SpA	369	391
Vienna Insurance Group (e)	4	156
VTB Bank OJSC - GDR	25	103
Wharf Holdings Ltd.	140	689

		33,602
HEALTH CARE - 5.6%
Allergan Inc.	7	568
AMERIGROUP Corp. (c)	11	441
Baxter International Inc.	14	786
Bayer AG	28	1,534
Cerner Corp. (c)	27	1,836

	Shares/Par (p)	Value
CSL Ltd.	22	630
Novartis AG	19	1,039
Novo-Nordisk A/S - Class B	8	828
Pharmasset Inc. (c)	71	5,832
Roche Holding AG	7	1,197
Seattle Genetics Inc. (c) (e)	63	1,201
Shandong Weigao Group Medical Polymer Co. Ltd. (e)	216	240
Shire Plc	49	1,541
Shire Plc - ADR	4	348
Sonova Holding AG (c)	6	538
Sysmex Corp. (e)	30	1,072

		19,631
INDUSTRIALS - 6.4%
Adani Enterprises Ltd.	67	722
Andritz AG	15	1,241
Assa Abloy AB - Class B	46	936
Bilfinger Berger SE	11	840
CAE Inc.	85	794
Caterpillar Inc.	17	1,248
China High Speed Transmission Equipment Group Co. Ltd.	135	62
Cia de Concessoes Rodoviarias	33	851
Danaher Corp.	40	1,690
DP World Ltd.	10	96
Emerson Electric Co.	2	99
Fanuc Ltd.	4	606
Firstgroup Plc	48	239
Harbin Power Equipment Co. Ltd.	554	451
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c)	112	146
Jacobs Engineering Group Inc. (c)	25	814
Jardine Matheson Holdings Ltd.	6	291
Kurita Water Industries Ltd. (e)	41	1,155
Mitsubishi Corp.	16	324
Nielsen Holdings NV	18	469
Norfolk Southern Corp.	27	1,660
Progressive Waste Solutions Ltd.	45	932
Sany Heavy Equipment International Holdings Co. Ltd. (e)	762	602
Schneider Electric SA	16	859
Siemens AG	19	1,727
SMC Corp. (e)	5	760
Sumitomo Corp. (e)	121	1,496
Sumitomo Electric Industries Ltd.	36	426
United Technologies Corp.	11	739

		22,275
INFORMATION TECHNOLOGY - 10.8%
Accenture Plc - Class A	16	832
Alibaba.com Ltd. (e)	53	49
Apple Inc. (c)	5	1,868
ASML Holding NV (e)	50	1,729
Asustek Computer Inc.	126	936
Broadcom Corp. - Class A	51	1,701
Canon Inc.	22	994
Daum Communications Corp.	3	348
Delta Electronics Inc.	200	469
First Solar Inc. (c) (e)	6	373
Flextronics International Ltd.	136	767
Freescale Semiconductor Holdings I Ltd. (c) (e)	17	184
Genpact Ltd. (c)	82	1,177
Google Inc. - Class A (c)	5	2,520
Hewlett-Packard Co.	9	193
HON HAI Precision Industry Co. Ltd.	18	41

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
HON HAI Precision Industry Co. Ltd. - GDR	38	173
Ibiden Co. Ltd. (e)	7	152
International Business Machines Corp.	14	2,485
Juniper Networks Inc. (c)	104	1,793
Keyence Corp.	2	613
KLA-Tencor Corp.	52	1,991
Maxim Integrated Products Inc.	35	821
Murata Manufacturing Co. Ltd. (e)	49	2,655
Nintendo Co. Ltd.	9	1,293
Oracle Corp.	56	1,598
Oracle Corp. Japan (e)	9	324
Parametric Technology Corp. (c)	30	458
Premier Farnell Plc	54	130
QUALCOMM Inc.	23	1,138
Samsung Electronics Co. Ltd.	2	1,501
Samsung Electronics Co. Ltd. - GDR	1	272
SAP AG	44	2,247
Sohu.com Inc. (c) (e)	2	72
Taiwan Semiconductor Manufacturing Co. Ltd.	413	930
TDK Corp. (e)	10	335
Trend Micro Inc.	4	128
Visa Inc. - Class A	15	1,312
Yahoo! Japan Corp. (e)	2	753
Yandex NV	25	514

		37,869
MATERIALS - 5.2%
Air Liquide	3	348
Air Products & Chemicals Inc.	3	206
Alacer Gold Corp.	20	197
Allegheny Technologies Inc.	30	1,125
Alumina Ltd.	446	622
Anglo American Plc	10	327
Barrick Gold Corp.	21	971
Centerra Gold Inc.	29	534
Cliffs Natural Resources Inc.	10	512
CRH Plc	4	62
Evraz Group SA - GDR	4	57
Gerdau SA - ADR	11	78
Glencore International Plc (e) (q)	36	224
Harmony Gold Mining Co. Ltd	9	99
Harmony Gold Mining Co. Ltd. - ADR	21	241
HeidelbergCement AG	6	225
Holcim Ltd.	10	525
Iluka Resources Ltd.	27	316
Inmet Mining Corp.	9	390
Ivanhoe Mines Ltd.	13	186
Koninklijke DSM NV	14	601
Labrador Iron Ore Royalty Corp.	23	719
Lee & Man Paper Manufacturing Ltd. (e)	738	249
LG Chem Ltd.	5	1,297
LG Chem Ltd. - GDR (q)	2	218
Mondi Plc	77	563
Monsanto Co.	46	2,756
Petra Diamonds Ltd. (c)	98	170
PT Indocement Tunggal Prakarsa Tbk	9	14
Rio Tinto Plc	6	257
Sappi Ltd. (c)	82	242
Semen Gresik Persero Tbk PT	182	170
Siam Cement PCL	6	52
Stora Enso Oyj - Class R	22	129
Sumitomo Chemical Co. Ltd. (e)	287	1,107
Syngenta AG	7	1,705
United Co. RUSAL Plc (c)	144	124
Vale SA - ADR	13	263

	Shares/Par (p)	Value
Xstrata Plc	19	244

		18,125
TELECOMMUNICATION SERVICES - 4.0%
American Tower Corp. - Class A (c)	41	2,190
AT&T Inc.	25	724
Bharti Airtel Ltd.	36	277
CenturyLink Inc.	20	652
France Telecom SA	15	251
France Telecom SA - ADR	1	13
Koninklijke KPN NV	37	487
Magyar Telekom Telecommunications Plc (e)	63	140
MTN Group Ltd.	38	617
Rostelecom OJSC - ADR (e)	10	274
SK Telecom Co. Ltd. - ADR	20	281
SoftBank Corp. (e)	86	2,502
Tele Norte Leste Participacoes SA	11	116
Tele Norte Leste Participacoes SA - ADR (e)	101	961
Telecomunicacoes de Sao Paulo SA - ADR	4	115
Telefonos de Mexico SAB de CV	50	37
Telefonos de Mexico SAB de CV - ADR	64	954
Telekomunikacja Polska SA	150	782
Telemar Norte Leste SA	5	94
Telstra Corp. Ltd.	268	799
TELUS Corp.	5	252
Verizon Communications Inc.	38	1,384

		13,902
UTILITIES - 1.1%
GDF Suez	60	1,770
Hong Kong & China Gas Co. Ltd. (e)	237	532
National Grid Plc	25	247
PG&E Corp.	22	922
Veolia Environnement	34	490

		3,961

Total Common Stocks (cost $227,044)		210,864

PREFERRED STOCKS - 0.1%
INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—
TELECOMMUNICATION SERVICES - 0.1%
Tele Norte Leste Participacoes SA	20	191

Total Preferred Stocks (cost $294)		191

CORPORATE BONDS AND NOTES - 7.5%
CONSUMER DISCRETIONARY - 0.8%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	186
AMC Entertainment Inc., 8.75%, 06/01/19	300	295
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	400
Comcast Corp., 5.88%, 02/15/18	250	290
Michaels Stores Inc., 7.75%, 11/01/18 (e)	550	514
Nextel Communications Inc., 7.38%, 08/01/15	300	284
Time Warner Inc., 5.88%, 11/15/16	450	509
Toys R Us Property Co. II LLC, 8.50%, 12/01/17	200	195

		2,673
CONSUMER STAPLES - 0.6%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	724
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	396
SUPERVALU Inc., 8.00%, 05/01/16 (e)	600	567

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Tesco Plc, 5.50%, 01/13/33, GBP	300	507

		2,194
ENERGY - 0.1%
Petrobras International Finance Co., 6.88%, 01/20/40	85	90
TransCanada Pipelines Ltd., 6.50%, 08/15/18 (e)	350	428

		518
FINANCIALS - 3.3%
Aviva Plc, 5.25%, 10/02/23 (i), EUR	150	186
Bank of America Corp., 5.75%, 12/01/17	480	450
Barclays Bank Plc, 5.13%, 01/08/20 (e)	285	279
BNP Paribas, 5.00%, 01/15/21 (e)	500	490
CIT Group Inc., 7.00%, 05/01/15 (e)	800	794
Depfa ACS Bank, 3.25%, 02/15/12, EUR	550	737
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	293
Eurohypo AG, 4.50%, 01/21/13, EUR	100	139
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	375	409
Goldman Sachs Group Inc., 5.25%, 07/27/21 (e)	300	296
HSBC Bank Plc, 4.13%, 08/12/20 (q)	625	619
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (q)	300	267
JPMorgan Chase & Co., 4.40%, 07/22/20	625	632
Kimco Realty Corp., 5.58%, 11/23/15	325	347
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	528
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	247
Morgan Stanley, 5.75%, 01/25/21	450	414
Muenchener Rueckversicherungs AG, 6.75%, 06/21/23 (i), EUR	150	206
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	395
ProLogis Inc., 7.38%, 10/30/19 (e)	600	649
Rodamco Europe Finance BV, 3.75%, 12/12/12, EUR	200	272
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	351
6.93%, 04/09/18, EUR	250	263
Societe Generale, 5.75%, 04/20/16 (q)	150	131
Societe Generale SA, 5.20%, 04/15/21 (q)	450	391
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	315
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	230
UBS AG, 5.75%, 04/25/18	250	257
UBS AG Stamford, 5.88%, 12/20/17	175	180
Westfield Europe Finance Plc.
3.63%, 06/27/12, EUR	400	541
5.50%, 06/27/17, GBP	150	251
Zurich Finance USA Inc., 5.75%, 10/02/23 (i), EUR	100	132

		11,691
HEALTH CARE - 0.8%
Bausch & Lomb Inc., 9.88%, 11/01/15	200	201
HCA Inc., 6.38%, 01/15/15 (e)	500	486
Merck & Co Inc
5.38%, 10/01/14, EUR	350	513
6.00%, 09/15/17	475	579
Pfizer Inc., 6.20%, 03/15/19	400	501
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	489

		2,769
INDUSTRIALS - 0.2%
TransDigm Inc., 7.75%, 12/15/18 (q)	400	407
Volvo AB, 5.00%, 05/31/17, EUR	150	206

		613

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	19
8.25%, 01/15/21 (q)	500	395
12.63%, 01/15/21 (e) (q)	201	149
8.75%, 01/15/22 (q)	100	79

		642
MATERIALS - 0.1%
Cemex Espana Luxembourg, 9.25%, 05/12/20 (q)	95	62
Georgia Gulf Corp., 9.00%, 01/15/17 (e) (q)	300	303

		365
TELECOMMUNICATION SERVICES - 0.5%
AT&T Inc., 2.95%, 05/15/16	600	619
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	283
New Cingular Wireless Services Inc, 8.13%, 05/01/12	250	260
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	215
Vodafone Group Plc, 4.75%, 06/14/16, EUR	350	511

		1,888
UTILITIES - 0.9%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	300	331
AES Corp.
7.75%, 10/15/15 (e)	125	127
8.00%, 10/15/17 (e)	200	201
AES Panama SA, 6.35%, 12/21/16 (q)	300	321
E.ON International Finance BV, 5.80%, 04/30/18 (q)	500	573
Edison Mission Energy, 7.75%, 06/15/16 (e)	150	101
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (e) (q)	525	524
National Grid Plc, 6.30%, 08/01/16	300	345
Veolia Environnement, 5.25%, 06/03/13	525	551

		3,074

Total Corporate Bonds and Notes (cost $26,906)		26,427

GOVERNMENT AND AGENCY OBLIGATIONS - 27.9%
GOVERNMENT SECURITIES - 24.4%
Sovereign - 16.8%
Argentine Republic Government International Bond, 5.83%, 12/31/33, ARS	350	105
Brazil Notas do Tesouro Nacional - Series B, 6.00%, 05/15/17, BRL	580	669
Bundesrepublic Deutschland, 3.00%, 07/04/20, EUR	4,425	6,533
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,602
4.25%, 06/01/18, CAD	300	333
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	145
9.85%, 06/28/27, COP	485,000	315
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	604
Denmark Government Bond
5.00%, 11/15/13, DKK	3,475	682
4.00%, 11/15/19, DKK	8,500	1,780
Dominican Republic International Bond, 8.63%, 04/20/27 (q)	150	155
German Treasury Bond, 4.00%, 01/04/37, EUR	100	166
Hungary Government Bond
5.50%, 02/12/14, HUF	100,000	441

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
6.50%, 06/24/19, HUF	55,000	228
7.63%, 03/29/41	48	47
Indonesia Government Bond
12.50%, 03/15/13, IDR	250,000	31
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	4,000,000	505
10.75%, 05/15/16, IDR	145,000	19
12.80%, 06/15/21, IDR	495,000	79
Italy Buoni Poliennali Del Tesoro
5.00%, 02/01/12, EUR	825	1,113
4.75%, 09/01/21, EUR	450	570
Japan Government Bond
1.70%, 09/20/17, JPY	400,000	5,556
1.00%, 09/20/20, JPY	200,000	2,620
2.30%, 12/20/35, JPY	50,000	704
Japan Government Ten Year Bond, 1.40%, 03/20/12, JPY	50,000	652
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	1,856
5.25%, 09/10/15, KRW	190,000	170
Malaysia Government Bond, 5.09%, 04/30/14, MYR	8,825	2,890
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,367
8.00%, 12/17/15 - 06/11/20 , MXN	10,500	838
7.75%, 12/14/17, MXN	3,800	305
Netherlands Government Bond, 3.25%,
07/15/15, EUR	1,250	1,798
Philippine Government Bond, 4.95%, 01/15/21, PHP	12,000	263
Poland Government Treasury International Bond
5.75%, 04/25/14, PLN	5,250	1,623
5.25%, 10/25/17, PLN	3,000	892
6.38%, 07/15/19	650	715
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	2,050	2,110
Republic of Argentina
8.28%, 12/31/33	659	451
2.28%, 12/15/35 (i)	570	78
Republic of Belarus, 8.95%, 01/26/18	400	281
Republic of Deutschland
3.75%, 07/04/13, EUR	1,250	1,769
4.25%, 07/04/14- 07/04/18 , EUR	825	1,260
4.75%, 07/04/34, EUR	950	1,721
Republic of Hungary, 6.25%, 01/29/20	400	388
Republic of South Africa Government Bond,
7.25%, 01/15/20, ZAR	2,000	233
Republic of Turkey, 7.50%, 11/07/19	150	173
Republic of Venezuela, 9.38%, 01/13/34	300	185
Russian Foreign Bond, 7.85%, 03/10/18 (q), RUB	10,000	305
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,043
4.00%, 09/01/18, SGD	875	795
2.25%, 06/01/21, SGD	1,300	1,051
Sweden Government Bond
6.75%, 05/05/14 (e), SEK	15,750	2,618
4.50%, 08/12/15, SEK	5,000	815
Thailand Government Bond
5.25%, 05/12/14, THB	1,650	55
3.63%, 05/22/15, THB	7,150	231
Turkey Government Bond, 10.50%, 01/15/20, TRY	350	201
Turkey Government International Bond, 6.75%, 05/30/40	150	156

	Shares/Par (p)	Value
United Kingdom Treasury Bond
2.75%, 01/22/15, GBP	200	330
4.00%, 09/07/16 – 03/07/22, GBP	425	751
4.50%, 03/07/19, GBP	375	688
5.00%, 03/07/25, GBP	400	778
4.75%, 12/07/38, GBP	350	667
Venezuela Government International Bond,
9.25%, 09/15/27	115	73

		58,585
Treasury Inflation Index Securities - 0.5%
Republic of Turkey Inflation Indexed Note, 10.00%, 02/15/12 (n), TRY	314	175
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,528	1,644
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (n), UYU	3,131	158

U.S. Treasury Securities - 7.1%		333
U.S. Treasury Bond
5.25%, 02/15/29	1,000	1,366
4.38%, 02/15/38	2,250	2,874
U.S. Treasury Note
0.75%, 05/31/12	250	251
2.75%, 02/28/13	2,650	2,743
4.25%, 08/15/13 - 11/15/13	5,775	6,217
1.38%, 11/30/15	6,050	6,207
3.50%, 05/15/20	2,000	2,291
3.13%, 05/15/21	2,500	2,755

		24,723
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.5%
Federal National Mortgage Association - 3.5%
Federal National Mortgage Association
3.50%, 12/01/25	891	932
6.00%, 07/01/38	983	1,081
5.00%, 04/01/39	683	736
4.50%, 10/01/41, TBA (g)	1,300	1,379
5.50%, 10/01/41, TBA (g)	1,716	1,862
4.00%, 02/01/41 - 03/01/41	4,006	4,204
4.50%, 03/01/41	1,737	1,845

		12,039

Total Government and Agency Obligations (cost $93,954)		97,325

SHORT TERM INVESTMENTS - 14.9%
Investment Companies - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	16,136	16,136
Securities Lending Collateral - 10.3%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	35,666	35,666
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	461	447

		36,113

Total Short Term Investments (cost $52,263)		52,249

Total Investments - 110.8% (cost $400,460)		387,056
Other Assets and Liabilities, Net - (10.8%)		(37,866)

Total Net Assets - 100.0%		$349,190

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/Capital Guardian Global Diversified Research Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 7.9%
Carnival Corp.	88	$2,678
Comcast Corp. - Class A	104	2,180
Denso Corp.	53	1,717
Discovery Communications Inc. - Class A (c)	23	865
DreamWorks Animation SKG Inc. - Class A (c) (e)	50	902
Gannett Co. Inc.	57	547
GKN Plc	313	849
Hennes & Mauritz AB	79	2,368
Indorama Ventures PCL	748	654
Nike Inc. - Class B	16	1,385
Signet Jewelers Ltd.	42	1,413
Target Corp.	45	2,212
Time Warner Cable Inc.	28	1,736
Urban Outfitters Inc. (c)	35	790
Virgin Media Inc. (e)	57	1,381

		21,677
CONSUMER STAPLES - 6.4%
Ajinomoto Co. Inc. (e)	117	1,382
Avon Products Inc.	179	3,512
Danone SA	25	1,507
Imperial Tobacco Group Plc	111	3,747
Nestle SA	47	2,588
Olam International Ltd. (e) (q)	695	1,185
Pernod-Ricard SA	46	3,609

		17,530
ENERGY - 12.8%
BG Group Plc	344	6,584
Cairn Energy Plc (c)	361	1,565
Cameco Corp. (e)	44	804
Cenovus Energy Inc.	87	2,688
Chevron Corp.	48	4,432
EnCana Corp.	46	889
Fugro NV	23	1,135
Gazprom OAO - ADR	279	2,706
Halliburton Co.	57	1,737
Oil Search Ltd.	280	1,509
Reliance Industries Ltd.	33	546
Royal Dutch Shell Plc - Class A	118	3,635
Schlumberger Ltd.	20	1,195
SeaDrill Ltd.	41	1,126
TransCanada Corp. (e)	38	1,543
Transocean Ltd.	15	706
Tullow Oil Plc	67	1,355
Weatherford International Ltd. (c)	76	933

		35,088
FINANCIALS - 16.6%
ACE Ltd.	22	1,333
AIA Group Ltd. (q)	851	2,409
Allstate Corp.	62	1,459
AON Corp.	45	1,885
Banco Bradesco SA - ADR	91	1,341
Banco Espirito Santo SA (e)	405	1,072
Bank of China Ltd. - Class H	5,185	1,603
Barclays Plc	749	1,836
BB&T Corp.	65	1,389
BNP Paribas	27	1,075
CIMB Group Holdings Bhd	375	812

	Shares/Par (p)	Value
Charles Schwab Corp.	91	1,030
DBS Group Holdings Ltd. (e)	125	1,124
Deutsche Boerse AG (f)	14	727
Goldman Sachs Group Inc.	16	1,522
Grupo Financiero Inbursa SA	379	633
Hana Financial Group Inc.	99	2,884
HSBC Holdings Plc	216	1,656
Industrial & Commercial Bank of China - Class H	3,605	1,741
Intact Financial Corp.	24	1,329
Itau Unibanco Holding SA - ADR	50	774
JPMorgan Chase & Co.	37	1,117
Link Real Estate Investment Trust	1,031	3,256
NYSE Euronext	43	1,002
Progressive Corp.	88	1,566
Sampo Oyj	84	2,099
Standard Chartered Plc	67	1,343
Sumitomo Mitsui Financial Group Inc. (e)	69	1,939
UBS AG (c)	141	1,618
Wharf Holdings Ltd.	429	2,117

		45,691
HEALTH CARE - 12.1%
Allergan Inc.	50	4,078
AMERIGROUP Corp. (c)	32	1,245
Bayer AG	65	3,578
Cerner Corp. (c)	30	2,069
Novo-Nordisk A/S - Class B	25	2,484
Pharmasset Inc. (c)	90	7,380
Roche Holding AG	12	1,989
Seattle Genetics Inc. (c) (e)	184	3,507
Shire Plc	139	4,341
Sonova Holding AG (c)	18	1,599
Sysmex Corp. (e)	26	928

		33,198
INDUSTRIALS - 7.1%
Assa Abloy AB - Class B (e)	101	2,076
Caterpillar Inc.	19	1,433
Cia de Concessoes Rodoviarias	43	1,108
Danaher Corp.	65	2,718
Emerson Electric Co.	19	764
Firstgroup Plc	352	1,750
Jardine Matheson Holdings Ltd.	39	1,782
Kurita Water Industries Ltd.	29	810
Nielsen Holdings NV	46	1,205
Norfolk Southern Corp.	23	1,428
Schneider Electric SA	25	1,324
Siemens AG	9	809
Sumitomo Corp. (e)	103	1,278
Sumitomo Electric Industries Ltd.	85	1,001

		19,486
INFORMATION TECHNOLOGY - 15.5%
Accenture Plc - Class A	21	1,101
Apple Inc. (c)	9	3,316
ASML Holding NV (e)	31	1,084
ASML Holding NV - NYS	10	342
Asustek Computer Inc.	129	960
Broadcom Corp. - Class A	53	1,774
Canon Inc.	29	1,321
Delta Electronics Inc.	268	628
First Solar Inc. (c) (e)	4	272
Flextronics International Ltd. (c)	216	1,218
Freescale Semiconductor Holdings I Ltd. (c)	88	970
Google Inc. - Class A (c)	4	1,852

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Hewlett-Packard Co.	51	1,138
Ibiden Co. Ltd. (e)	31	657
International Business Machines Corp.	9	1,610
Juniper Networks Inc. (c)	54	930
Keyence Corp.	8	2,058
KLA-Tencor Corp.	32	1,217
Maxim Integrated Products Inc.	126	2,947
Murata Manufacturing Co. Ltd. (e)	21	1,129
Nintendo Co. Ltd.	6	940
Oracle Corp.	73	2,101
Premier Farnell Plc	326	785
QUALCOMM Inc.	47	2,291
Samsung Electronics Co. Ltd.	1	435
Samsung Electronics Co. Ltd. - GDR	7	2,628
SAP AG	34	1,731
Taiwan Semiconductor Manufacturing Co. Ltd.	507	1,141
TDK Corp. (e)	28	991
Trend Micro Inc. (e)	36	1,123
Visa Inc. - Class A	24	2,023

		42,713
MATERIALS - 9.8%
Air Products & Chemicals Inc.	18	1,405
Alacer Gold Corp.	118	1,149
Allegheny Technologies Inc.	32	1,195
Anglo American Plc	56	1,934
Cliffs Natural Resources Inc.	33	1,678
CRH Plc	21	318
Glencore International Plc (e) (q)	191	1,201
HeidelbergCement AG	15	544
Holcim Ltd.	18	963
Inmet Mining Corp.	37	1,585
Koninklijke DSM NV	30	1,313
LG Chem Ltd. - GDR (q)	14	1,975
Mondi Plc	169	1,235
Monsanto Co.	11	673
Newcrest Mining Ltd. (e)	56	1,855
Rio Tinto Plc	37	1,662
Stora Enso Oyj - Class R	94	549
Sumitomo Chemical Co. Ltd. (e)	282	1,088
Syngenta AG (e)	10	2,560
Vale SA - ADR	28	586
Xstrata Plc	120	1,520

		26,988
TELECOMMUNICATION SERVICES - 7.7%
American Tower Corp. - Class A (c)	120	6,467
CenturyLink Inc.	56	1,858
France Telecom SA	67	1,104
Koninklijke KPN NV	212	2,798
MTN Group Ltd.	81	1,323
SoftBank Corp. (e)	56	1,630
Telstra Corp. Ltd.	1,609	4,793
TELUS Corp.	26	1,231

		21,204
UTILITIES - 2.4%
GDF Suez	37	1,099
Hong Kong & China Gas Co. Ltd. (e)	813	1,830
National Grid Plc	151	1,499
PG&E Corp.	38	1,603
Veolia Environnement	32	472

		6,503

Total Common Stocks (cost $275,620)		270,078

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 11.0%
Investment Companies - 2.1%
JNL Money Market Fund, 0.02% (a) (h)	5,643	5,643
Securities Lending Collateral - 8.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	24,205	24,205
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	340	330

		24,535

Total Short Term Investments (cost $30,188)		30,178

Total Investments - 109.3% (cost $305,808)		300,256
Other Assets and Liabilities, Net - (9.3%)		(25,460)

Total Net Assets - 100.0%		$274,796

JNL/Capital Guardian U.S. Growth Equity Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 17.1%
Carnival Corp.	68	$2,069
Coach Inc.	169	8,739
Comcast Corp. - Class A	475	9,917
DreamWorks Animation SKG Inc. - Class A (c) (e)	274	4,987
Gannett Co. Inc.	476	4,539
Home Depot Inc.	50	1,637
Lowe’s Cos. Inc.	102	1,975
Scripps Networks Interactive Inc. - Class A	109	4,044
Signet Jewelers Ltd.	105	3,559
Target Corp.	189	9,249
Tiffany & Co.	100	6,094
Time Warner Cable Inc.	44	2,783
Urban Outfitters Inc. (c)	213	4,761
Viacom Inc. - Class B	69	2,669

		67,022
CONSUMER STAPLES - 4.6%
Avon Products Inc.	316	6,194
PepsiCo Inc.	109	6,759
Philip Morris International Inc.	83	5,196

		18,149
ENERGY - 11.3%
Anadarko Petroleum Corp.	104	6,532
Baker Hughes Inc.	68	3,120
Cenovus Energy Inc.	86	2,650
Dril-Quip Inc. (c)	119	6,421
EnCana Corp.	115	2,209
Halliburton Co.	164	5,015
Noble Energy Inc.	81	5,728
Schlumberger Ltd.	147	8,768
Weatherford International Ltd. (c)	325	3,972

		44,415
FINANCIALS - 4.7%
Charles Schwab Corp.	704	7,938
Goldman Sachs Group Inc.	79	7,488
JPMorgan Chase & Co.	49	1,470
Progressive Corp.	85	1,513

		18,409

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
HEALTH CARE - 18.5%
Allergan Inc.	117	9,647
AMERIGROUP Corp. (c)	108	4,221
Boston Scientific Corp. (c)	327	1,930
Centene Corp. (c)	149	4,281
Cerner Corp. (c)	179	12,258
Human Genome Sciences Inc. (c)	125	1,581
Pharmasset Inc. (c)	243	20,028
Seattle Genetics Inc. (c) (e)	522	9,947
Shire Plc - ADR	70	6,603
Universal Health Services Inc. - Class B	55	1,863

		72,359
INDUSTRIALS - 9.4%
Danaher Corp.	171	7,168
Emerson Electric Co.	60	2,466
FedEx Corp.	22	1,518
Illinois Tool Works Inc.	40	1,647
Iron Mountain Inc.	170	5,375
Jacobs Engineering Group Inc. (c)	99	3,197
Nielsen Holdings NV	476	12,417
WW Grainger Inc.	19	2,856

		36,644
INFORMATION TECHNOLOGY - 23.1%
Accenture Plc - Class A	81	4,257
Akamai Technologies Inc. (c)	80	1,592
Apple Inc. (c)	24	9,225
Broadcom Corp. - Class A	153	5,077
eBay Inc. (c)	31	908
First Solar Inc. (c) (e)	41	2,604
Flextronics International Ltd. (c)	641	3,608
Google Inc. - Class A (c)	31	15,689
International Business Machines Corp.	15	2,678
Jabil Circuit Inc.	176	3,126
Juniper Networks Inc. (c)	221	3,809
KLA-Tencor Corp.	100	3,832
MasterCard Inc. - Class A	10	3,267
Maxim Integrated Products Inc.	97	2,265
Nintendo Co. Ltd. - ADR (e)	157	2,853
Oracle Corp.	329	9,447
QUALCOMM Inc.	162	7,863
Visa Inc. - Class A	99	8,486

		90,586
MATERIALS - 5.5%
Allegheny Technologies Inc.	117	4,320
Cliffs Natural Resources Inc.	64	3,249
Ecolab Inc.	68	3,305
Monsanto Co.	145	8,712
Vulcan Materials Co. (e)	66	1,822

		21,408
TELECOMMUNICATION SERVICES - 2.2%
American Tower Corp. - Class A (c)	161	8,683

Total Common Stocks (cost $378,080)		377,675

SHORT TERM INVESTMENTS - 8.4%
Investment Companies - 3.4%
JNL Money Market Fund, 0.02% (a) (h)	13,432	13,432
Securities Lending Collateral - 5.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	19,075	19,075

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	645	625

		19,700

Total Short Term Investments (cost $33,152)		33,132

Total Investments - 104.8% (cost $411,232)		410,807
Other Assets and Liabilities, Net - (4.8%)		(18,810)

Total Net Assets - 100.0%		$391,997

JNL/Eagle Core Equity Fund
COMMON STOCKS - 88.6%
CONSUMER DISCRETIONARY - 10.1%
Bed Bath & Beyond Inc. (c)	99	$5,651
Lowe’s Cos. Inc.	324	6,264
Staples Inc.	279	3,716
Walt Disney Co.	183	5,506

		21,137
CONSUMER STAPLES - 10.4%
Coca-Cola Co.	71	4,806
Kraft Foods Inc.	131	4,399
PepsiCo Inc.	64	3,931
Procter & Gamble Co.	72	4,537
Wal-Mart Stores Inc.	78	4,024

		21,697
ENERGY - 10.9%
Apache Corp.	40	3,179
Chevron Corp.	52	4,809
ConocoPhillips	71	4,468
Exxon Mobil Corp.	102	7,415
Schlumberger Ltd.	50	2,973

		22,844
FINANCIALS - 12.1%
Annaly Capital Management Inc.	182	3,034
CME Group Inc.	20	4,958
Invesco Ltd.	257	3,988
JPMorgan Chase & Co.	174	5,248
MetLife Inc.	167	4,692
SLM Corp.	267	3,318

		25,238
HEALTH CARE - 12.7%
Johnson & Johnson	67	4,258
Pfizer Inc.	435	7,695
St. Jude Medical Inc.	98	3,552
UnitedHealth Group Inc.	154	7,103
Zimmer Holdings Inc. (c)	74	3,956

		26,564
INDUSTRIALS - 6.7%
Boeing Co.	47	2,863
Tyco International Ltd.	118	4,804
Union Pacific Corp.	37	3,050
United Technologies Corp.	47	3,313

		14,030
INFORMATION TECHNOLOGY - 22.2%
Activision Blizzard Inc.	467	5,555
Apple Inc. (c)	28	10,630
Cisco Systems Inc.	108	1,671
EMC Corp. (c)	329	6,897

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Google Inc. - Class A (c)	15	7,473
Microsoft Corp.	166	4,121
Oracle Corp.	232	6,682
QUALCOMM Inc.	69	3,348

		46,377
TELECOMMUNICATION SERVICES - 1.4%
Sprint Nextel Corp. (c)	930	2,828
UTILITIES - 2.1%
Dominion Resources Inc.	84	4,286

Total Common Stocks (cost $192,588)		185,001

INVESTMENT COMPANIES - 1.4%
Materials Select Sector SPDR Fund	96	2,821

Total Investment Companies (cost $3,292)		2,821

SHORT TERM INVESTMENTS - 9.8%
Investment Companies - 9.8%
JNL Money Market Fund, 0.02% (a) (h)	20,468	20,468

Total Short Term Investments (cost $20,468)		20,468

Total Investments - 99.8% (cost $216,348)		208,290
Other Assets and Liabilities, Net - 0.2%		521

Total Net Assets - 100.0%		$208,811

JNL/Eagle SmallCap Equity Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 17.5%
Bally Technologies Inc. (c) (e)	312	$8,408
BJ’s Restaurants Inc. (c)	337	14,869
Buffalo Wild Wings Inc. (c)	59	3,554
Chico’s FAS Inc.	327	3,741
Genesco Inc. (c)	590	30,426
GNC Holdings Inc. - Class A (c)	181	3,640
Orient-Express Hotels Ltd. - Class A (c)	613	4,239
Pinnacle Entertainment Inc. (c)	552	5,010
Shuffle Master Inc. (c)	1,426	11,996
Sotheby’s - Class A	151	4,156
Steven Madden Ltd. (c)	266	8,002
Universal Electronics Inc. (c)	400	6,560
Vitamin Shoppe Inc. (c)	483	18,088

		122,689
CONSUMER STAPLES - 2.6%
Herbalife Ltd.	143	7,642
The Fresh Market Inc. (c) (e)	277	10,573

		18,215
ENERGY - 6.7%
Cloud Peak Energy Inc. (c) (e)	189	3,197
Gulfport Energy Corp. (c)	140	3,390
Lufkin Industries Inc.	377	20,069
Oasis Petroleum Inc. (c) (e)	494	11,035
OYO Geospace Corp. (c)	157	8,829

		46,520
FINANCIALS - 5.4%
Cash America International Inc.	355	18,162
Duff & Phelps Corp. - Class A (e)	333	3,553
EZCORP Inc. (c)	159	4,550
KKR Financial Holdings LLC	405	3,010

	Shares/Par (p)	Value
Redwood Trust Inc. (e)	483	5,400
UMB Financial Corp.	97	3,109

		37,784
HEALTH CARE - 21.3%
Air Methods Corp. (c)	81	5,153
Allscripts-Misys Healthcare Solutions Inc. (c)	413	7,450
ArthroCare Corp. (c)	368	10,584
BioMarin Pharmaceutical Inc. (c)	239	7,602
Bruker Corp. (c)	573	7,752
Catalyst Health Solutions Inc. (c)	199	11,493
Centene Corp. (c)	325	9,304
Cepheid Inc. (c)	301	11,679
Delcath Systems Inc. (c) (e)	297	991
Icon Plc - ADR (c)	248	3,994
MedAssets Inc. (c)	409	3,926
Medidata Solutions Inc. (c)	185	3,045
Parexel International Corp. (c)	225	4,266
Quality Systems Inc.	180	17,412
Salix Pharmaceuticals Ltd. (c)	257	7,604
Seattle Genetics Inc. (c) (e)	507	9,654
Sirona Dental Systems Inc. (c)	242	10,257
Thoratec Corp. (c)	417	13,604
United Therapeutics Corp. (c)	88	3,299

		149,069
INDUSTRIALS - 16.1%
3D Systems Corp. (c) (e)	205	2,866
Acacia Research Corp. (c)	252	9,076
Atlas Air Worldwide Holdings Inc. (c)	184	6,126
Geo Group Inc. (c)	602	11,179
GrafTech International Ltd. (c)	876	11,125
Hexcel Corp. (c)	180	3,981
JetBlue Airways Corp. (c) (e)	1,479	6,064
Landstar System Inc.	182	7,192
Meritor Inc. (c)	730	5,152
Northwest Pipe Co. (c)	274	5,568
Regal-Beloit Corp.	138	6,255
Triumph Group Inc.	265	12,907
WABCO Holdings Inc. (c)	312	11,827
Waste Connections Inc.	398	13,466

		112,784
INFORMATION TECHNOLOGY - 21.0%
Ansys Inc. (c)	189	9,289
Cavium Inc. (c)	132	3,574
Coherent Inc. (c)	242	10,394
Compuware Corp. (c)	1,179	9,033
Cymer Inc. (c)	159	5,911
DTS Inc. (c)	391	9,719
EZchip Semiconductor Ltd. (c)	106	3,521
Fortinet Inc. (c)	543	9,119
Informatica Corp. (c)	205	8,377
Monster Worldwide Inc. (c)	623	4,474
Nice Systems Ltd. - ADR (c)	318	9,659
Progress Software Corp. (c)	280	4,922
QLIK Technologies Inc. (c)	328	7,100
Riverbed Technology Inc. (c)	218	4,354
Sapient Corp.	999	10,131
SuccessFactors Inc. (c)	327	7,515
Teradyne Inc. (c)	782	8,612
TIBCO Software Inc. (c)	375	8,407
Universal Display Corp. (c) (e)	153	7,357
Veeco Instruments Inc. (c) (e)	217	5,284

		146,752

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MATERIALS - 6.9%
Huntsman Corp.	831	8,039
Intrepid Potash Inc. (c)	229	5,704
Quaker Chemical Corp.	167	4,338
RTI International Metals Inc. (c)	449	10,464
Texas Industries Inc. (e)	319	10,129
Titanium Metals Corp.	624	9,350

		48,024

Total Common Stocks (cost $708,560)		681,837

SHORT TERM INVESTMENTS - 10.1%
Investment Companies - 2.5%
JNL Money Market Fund, 0.02% (a) (h)	17,509	17,509
Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	52,508	52,508
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	638	618

		53,126

Total Short Term Investments (cost $70,655)		70,635

Total Investments - 107.6% (cost $779,215)		752,472
Other Assets and Liabilities, Net - (7.6%)		(53,241)

Total Net Assets - 100.0%		$699,231

JNL/Franklin Templeton Founding Strategy Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (68.9%) (a)	45,869	$323,375
JNL/Franklin Templeton Income Fund (29.0%) (a)	33,655	324,438
JNL/Franklin Templeton Mutual Shares Fund (53.1%) (a)	42,683	323,537

Total Investment Companies (cost $1,120,038)		971,350

Total Investments - 100.0% (cost $1,120,038)		971,350
Other Assets and Liabilities, Net - (0.0%)		222

Total Net Assets - 100.0%		$971,572

JNL/Franklin Templeton Global Growth Fund
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 13.1%
Comcast Corp. - Class A	30	$637
Comcast Corp. - Special Class A	418	8,648
Compagnie Generale des Etablissements Michelin	55	3,278
Home Depot Inc.	62	2,054
Kingfisher Plc	1,185	4,550
Marks & Spencer Group Plc	238	1,157
Mazda Motor Corp. (c) (e)	1,229	2,486
News Corp. - Class A	497	7,681
Nissan Motor Co. Ltd. (e)	441	3,904
Persimmon Plc	175	1,234
Reed Elsevier NV	180	1,980

	Shares/Par (p)	Value
Target Corp.	46	2,271
Time Warner Cable Inc.	76	4,785
Time Warner Inc.	102	3,046
Toyota Motor Corp.	148	5,084
USS Co. Ltd.	19	1,636
Viacom Inc. - Class B	113	4,376
Walt Disney Co.	91	2,749

		61,556
CONSUMER STAPLES - 2.7%
CVS Caremark Corp.	152	5,111
Nestle SA	56	3,093
Tesco Plc	732	4,288

		12,492
ENERGY - 9.3%
Baker Hughes Inc.	62	2,880
BP Plc	857	5,140
Chevron Corp.	51	4,680
ENI SpA	211	3,719
Gazprom OAO - ADR	386	3,737
Halliburton Co.	56	1,711
Noble Corp.	100	2,933
Petroleo Brasileiro SA - ADR	61	1,257
Royal Dutch Shell Plc	3	89
Royal Dutch Shell Plc - Class B	241	7,499
SBM Offshore NV	76	1,309
StatoilHydro ASA	163	3,507
Total SA (e)	116	5,136

		43,597
FINANCIALS - 17.5%
ACE Ltd.	50	3,038
AIA Group Ltd.	888	2,515
American Express Co.	101	4,534
Aviva Plc	865	4,069
AXA SA	227	2,959
Bank of America Corp.	205	1,253
Bank of New York Mellon Corp.	68	1,267
BNP Paribas	19	742
Cheung Kong Holdings Ltd. (e)	223	2,417
Citigroup Inc.	132	3,385
Credit Agricole SA	479	3,296
Credit Suisse Group AG (c)	148	3,879
Danske Bank A/S (c)	141	1,968
DBS Group Holdings Ltd.	322	2,887
HSBC Holdings Plc (e)	417	3,190
ICICI Bank Ltd. - ADR	66	2,308
ING Groep NV (c)	647	4,564
Intesa Sanpaolo SpA	1,930	3,026
JPMorgan Chase & Co.	70	2,105
KB Financial Group Inc. - ADR (e)	94	3,077
Morgan Stanley	268	3,611
Muenchener Rueckversicherungs AG	31	3,899
Nomura Holdings Inc. (e)	584	2,129
Progressive Corp.	12	219
RenaissanceRe Holdings Ltd.	37	2,389
Swire Pacific Ltd.	115	1,177
Swiss Re Ltd. (c)	102	4,795
Torchmark Corp.	30	1,043
UBS AG (c)	284	3,246
UniCredit SpA	2,826	2,997

		81,984
HEALTH CARE - 14.8%
Abbott Laboratories	54	2,756
Amgen Inc.	167	9,151

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Bristol-Myers Squibb Co.	62	1,940
GlaxoSmithKline Plc	371	7,661
Lonza Group AG (e)	25	1,533
Medtronic Inc.	184	6,127
Merck & Co. Inc.	162	5,288
Merck KGaA	43	3,491
Novartis AG	52	2,912
Pfizer Inc.	486	8,600
Quest Diagnostics Inc.	65	3,211
Roche Holding AG	48	7,772
Sanofi-Aventis SA	139	9,138

		69,580
INDUSTRIALS - 12.2%
Adecco SA (c) (e)	23	898
Alstom SA	127	4,187
BAE Systems Plc	367	1,516
Carillion Plc	127	656
Citic Pacific Ltd. (e)	695	979
Deutsche Lufthansa AG	325	4,217
Deutsche Post AG	119	1,523
East Japan Railway Co.	61	3,704
Embraer SA - ADR	42	1,054
FedEx Corp.	49	3,302
General Electric Co.	293	4,464
Hays Plc	629	674
International Consolidated Airlines Group SA (c)	1,992	4,706
ITOCHU Corp. (e)	133	1,266
Koninklijke Philips Electronics NV (e)	334	5,996
Randstad Holding NV (e)	128	4,067
Rentokil Initial Plc (c)	949	1,053
Siemens AG	48	4,349
United Parcel Service Inc. - Class B	79	5,005
Wolseley Plc	142	3,530

		57,146
INFORMATION TECHNOLOGY - 13.0%
Accenture Plc - Class A	48	2,509
Brocade Communications Systems Inc. (c)	449	1,938
Cisco Systems Inc.	498	7,720
Dell Inc. (c)	193	2,735
Flextronics International Ltd. (c)	258	1,453
Konica Minolta Holdings Inc. (e)	154	1,056
Microsoft Corp.	359	8,935
Nintendo Co. Ltd. (e)	24	3,571
Oracle Corp.	235	6,765
Samsung Electronics Co. Ltd. - GDR (q)	19	6,903
SAP AG	92	4,669
Seagate Technology	291	2,987
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	4,718
TE Connectivity Ltd.	95	2,680
Telefonaktiebolaget LM Ericsson - Class B (e)	233	2,239

		60,878
MATERIALS - 2.4%
Akzo Nobel NV	68	2,988
CRH Plc	399	6,165
POSCO - ADR (e)	14	1,057
Vale SA - ADR	59	1,233

		11,443
TELECOMMUNICATION SERVICES - 9.3%
China Mobile Ltd.	293	2,859
China Telecom Corp. Ltd. - ADR (e)	34	2,106
France Telecom SA	262	4,292

	Shares/Par (p)	Value
Singapore Telecommunications Ltd.	2,869	6,916
Sprint Nextel Corp. (c)	1,416	4,304
Telefonica SA	163	3,118
Telekom Austria AG	160	1,616
Turkcell Iletisim Hizmet AS - ADR (c) (e)	321	3,618
Vivendi SA	217	4,418
Vodafone Group Plc	4,069	10,487

		43,734

Total Common Stocks (cost $555,723)		442,410

SHORT TERM INVESTMENTS - 13.1%
Investment Companies - 5.4%
JNL Money Market Fund, 0.02% (a) (h)	25,213	25,213
Securities Lending Collateral - 7.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	35,982	35,982
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	146	141

		36,123

Total Short Term Investments (cost $61,341)		61,336

Total Investments - 107.4% (cost $617,064)		503,746
Other Assets and Liabilities, Net - (7.4%)		(34,885)

Total Net Assets - 100.0%		$468,861

JNL/Franklin Templeton Income Fund
COMMON STOCKS - 33.2%
CONSUMER DISCRETIONARY - 0.7%
Comcast Corp. - Class A	150	$3,135
Dex One Corp. (c) (e)	106	59
General Motors Co. (c)	10	202
Target Corp.	100	4,919

		8,315
CONSUMER STAPLES - 0.9%
Diageo Plc	150	2,860
PepsiCo Inc.	110	6,790

		9,650
ENERGY - 5.7%
Alpha Natural Resources Inc. (c)	25	442
BP Plc - ADR	260	9,378
Callon Petroleum Co. (c)	75	290
Canadian Oil Sands Ltd. (e)	513	9,990
Chesapeake Energy Corp.	90	2,299
Chevron Corp.	30	2,776
ConocoPhillips	200	12,664
Exxon Mobil Corp.	220	15,979
Royal Dutch Shell Plc - ADR	90	5,537
Spectra Energy Corp.	140	3,424
Weatherford International Ltd. (c)	125	1,526

		64,305
FINANCIALS - 4.5%
Banco Santander SA	254	2,075
Bank of America Corp.	900	5,508
Barclays Plc	500	1,226
CIT Group Inc. (c)	89	2,691
Citigroup Inc.	100	2,562
Federal National Mortgage Association (c) (e)	165	40
HSBC Holdings Plc	750	5,744

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JPMorgan Chase & Co.	300	9,036
M&T Bank Corp.	60	4,194
QBE Insurance Group Ltd. (e)	174	2,137
Wells Fargo & Co.	556	13,408
Westfield Retail Trust (e)	813	1,892

		50,513
HEALTH CARE - 5.7%
Johnson & Johnson	225	14,335
Merck & Co. Inc.	607	19,848
Pfizer Inc.	500	8,840
Roche Holding AG	130	20,997

		64,020
INDUSTRIALS - 1.2%
Boeing Co.	35	2,118
General Electric Co.	733	11,174

		13,292
INFORMATION TECHNOLOGY - 1.1%
Cisco Systems Inc.	100	1,549
Intel Corp.	400	8,532
Xerox Corp.	300	2,091

		12,172
MATERIALS - 0.9%
AngloGold Ashanti Ltd. - ADR (e)	60	2,482
Barrick Gold Corp.	150	6,997
Nucor Corp.	20	633

		10,112
TELECOMMUNICATION SERVICES - 2.7%
AT&T Inc.	370	10,541
CenturyLink Inc.	70	2,318
Frontier Communications Corp. (e)	116	709
SK Telecom Co. Ltd. - ADR	13	186
Telstra Corp. Ltd.	900	2,680
Verizon Communications Inc.	150	5,520
Vodafone Group Plc	3,000	7,732

		29,686
UTILITIES - 9.8%
AGL Resources Inc.	100	4,074
American Electric Power Co. Inc.	170	6,463
Dominion Resources Inc.	100	5,077
Duke Energy Corp.	400	7,996
Dynegy Inc. (c)	300	1,236
Entergy Corp.	120	7,955
FirstEnergy Corp.	75	3,368
NextEra Energy Inc.	170	9,183
PG&E Corp.	250	10,578
Pinnacle West Capital Corp.	100	4,294
PPL Corp.	160	4,566
Progress Energy Inc.	200	10,344
Public Service Enterprise Group Inc.	250	8,343
Sempra Energy	150	7,725
Southern Co.	180	7,627
TECO Energy Inc.	200	3,426
Xcel Energy Inc.	299	7,385

		109,640

Total Common Stocks (cost $409,286)		371,705

PREFERRED STOCKS - 4.8%
CONSUMER DISCRETIONARY - 0.2%
General Motors Co., Convertible Preferred, 4.75%	55	1,929

	Shares/Par (p)	Value
ENERGY - 1.2%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,933
Chesapeake Energy Corp. (r)	100	2,569
SandRidge Energy Inc., Convertible Preferred, 7.00% (m) (r)	50	5,300

		12,802
FINANCIALS - 3.0%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	2	1,236
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	9,155
Citigroup Inc., Convertible Preferred, 7.50%	60	4,778
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	371
Federal National Mortgage Association, 5.38%, (callable at 105,000 on 05/16/11) (c) (d) (m)	—	290
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 05/16/11), Series Q (c) (d) (m)	100	145
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (e) (m)	143	241
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	123
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,200
MetLife Inc., 5.00%	66	3,733
Morgan Stanley Equity Linked Note (First Solar Inc.), 8.00%, 01/24/12 (r)	5	342
UBS AG Equity Linked Note (Newmont Mining Corp.), 8.00%, 09/14/12 (r)	50	3,106
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	8,781

		33,501
HEALTH CARE - 0.1%
Tenet Healthcare Corp., 7.00%	2	1,458
MATERIALS - 0.2%
AngloGold Ashanti Ltd., 6.00% (e)	55	2,693
UTILITIES - 0.1%
NextEra Energy Inc., Convertible Preferred, 8.38%	20	990

Total Preferred Stocks (cost $71,696)		53,373

WARRANTS - 0.0%
Charter Communications Inc. (c)	30	349
General Motors Co. (c)	18	178

Total Warrants (cost $1,159)		527

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.6%
Banc of America Large Loan Inc. REMIC, 1.98%, 11/15/13 (i) (r)	$7,246	6,458

Total Non-U.S. Government Agency Asset- Backed Securities (cost $6,575)		6,458

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 56.0%
CONSUMER DISCRETIONARY - 8.6%
Academy Ltd., 9.25%, 08/01/19 (r)	1,800	1,674
AMC Networks Inc., 7.75%, 07/15/21 (e) (r)	1,600	1,640
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,041
7.75%, 04/15/18	3,000	3,030
8.00%, 04/15/20 (e)	3,000	3,053
CCH II LLC, 13.50%, 11/30/16	5,134	5,852
CCO Holdings LLC
8.13%, 04/30/20 (e)	3,700	3,848
6.50%, 04/30/21 (e)	3,000	2,835
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,475
Chrysler Group LLC, 8.25%, 06/15/21 (e) (r)	6,400	4,928
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,400	6,433
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	2,000	1,880
10.75%, 01/15/17 (e) (r)	2,111	1,916
Clear Channel Communications Inc.
10.75%, 08/01/16	1,000	518
9.00%, 03/01/21 (e)	16,000	11,880
Clear Channel Worldwide Holdings Inc., 9.25%, 12/15/17	1,600	1,636
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	5,000	4,425
ClubCorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	4,975	4,751
Cumulus Media Inc., 7.75%, 05/01/19 (e) (r)	1,900	1,601
Dynacast International LLC, 9.25%, 07/15/19 (r)	3,500	3,167
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,340
Harrah's Operating Co. Inc., 11.25%, 06/01/17 (e)	750	757
KB Home
5.75%, 02/01/14	2,000	1,740
6.25%, 06/15/15 (e)	1,300	1,040
MGM Resorts International
6.75%, 04/01/13 (e)	2,900	2,813
10.00%, 11/01/16 (e) (r)	3,000	2,843
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	600	474
Shea Homes LP, 8.63%, 05/15/19 (r)	3,900	3,198
Unitymedia GmbH
8.13%, 12/01/17 (r), EUR	2,750	3,666
9.63%, 12/01/19 (r), EUR	1,500	1,939
UPC Germany GmbH, 8.13%, 12/01/17 (r)	2,100	2,100
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,347

		95,840
CONSUMER STAPLES - 1.4%
BJ’s Wholesale Club Inc. Term Loan, 7.28%, 09/26/18 (i)	3,500	3,382
Dean Foods Co., 9.75%, 12/15/18 (e)	1,900	1,924
JBS USA LLC
11.63%, 05/01/14 (e)	1,000	1,070
7.25%, 06/01/21 (e) (r)	3,500	2,888
Reynolds Group Issuer Inc.
7.88%, 08/15/19 (e) (r)	1,400	1,351
9.88%, 08/15/19 (e) (r)	1,000	880
SUPERVALU Inc., 8.00%, 05/01/16 (e)	4,500	4,252

		15,747

	Shares/Par (p)	Value
ENERGY - 8.8%
Antero Resources Finance Corp.
9.38%, 12/01/17	2,000	2,080
7.25%, 08/01/19 (r)	1,300	1,235
Arch Coal Inc., 7.25%, 06/15/21 (r)	5,600	5,390
ATP Oil & Gas Corp., 11.88%, 05/01/15 (e)	2,500	1,741
Calpine Corp., 7.25%, 10/15/17 (e) (r)	1,000	965
Chesapeake Energy Corp.
9.50%, 02/15/15	2,500	2,819
6.50%, 08/15/17 (e)	4,000	4,140
6.88%, 08/15/18 (e)	1,600	1,648
7.25%, 12/15/18 (e)	5,000	5,325
Cie Generale de Geophysique-Veritas, 6.50%, 06/01/21 (r)	4,000	3,600
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (e) (r)	3,000	2,310
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,684
El Paso Corp., 7.75%, 01/15/32 (e)	1,000	1,158
Energy Transfer Partners LP, 7.50%, 10/15/20 (e)	2,500	2,569
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,412
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,080
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (e) (r)	3,500	3,045
Linn Energy LLC, 8.63%, 04/15/20	3,300	3,399
NXP BV, 9.75%, 08/01/18 (r)	1,200	1,254
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (e) (r)	3,000	2,685
Petrohawk Energy Corp.
10.50%, 08/01/14	1,000	1,123
7.88%, 06/01/15	3,200	3,420
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,306
7.50%, 11/30/16 (e)	2,500	2,312
SandRidge Energy Inc.
4.00%, 04/01/14 (e) (i)	2,000	1,936
9.88%, 05/15/16 (e) (r)	2,600	2,678
8.00%, 06/01/18 (r)	2,500	2,350
8.75%, 01/15/20	650	637
7.50%, 03/15/21 (e) (r)	4,400	4,048
SESI LLC, 6.88%, 06/01/14	1,370	1,373
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	7,980
10.50%, 11/01/16 (e)	314	132
15.00%, 04/01/21 (r)	15,255	9,306
W&T Offshore Inc., 8.50%, 06/15/19 (e) (r)	6,000	5,820

		97,960
FINANCIALS - 11.8%
Abengoa Finance SAU, 8.88%, 11/01/17 (r)	3,200	2,928
Ally Financial Inc., 8.00%, 03/15/20 (e)	3,500	3,240
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	850
Boparan Holdings Ltd.
9.75%, 04/30/18 (r), EUR	1,400	1,482
9.88%, 04/30/18 (r), GBP	1,500	1,813
CEVA Group Plc
8.38%, 12/01/17 (r)	3,400	3,145
11.50%, 04/01/18 (r)	3,600	3,312
CIT Group Inc.
7.00%, 05/04/15 (e) (r)	12,000	11,910
7.00%, 05/02/16 (r)	21,500	20,855
7.00%, 05/02/17 (r)	16,600	16,102
Felcor Lodging LP, 10.00%, 10/01/14 (e)	1,664	1,731

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Ford Motor Credit Co. LLC, 12.00%, 05/15/15	2,600	3,120
Forest City Enterprises Inc., 4.25%, 08/15/18 (r)	2,500	2,047
Host Hotels & Resorts LP, 9.00%, 05/15/17 (e)	600	648
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,010
8.88%, 09/01/17 (e)	4,700	4,723
iStar Financial Inc.
0.87%, 10/01/12 (i)	4,500	3,938
8.63%, 06/01/13 (e)	5,000	4,550
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,528
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	11,845
Liberty Mutual Group Inc., 10.75%, 06/15/58 (e) (i) (r)	2,500	2,975
M&T Bank Corp., 6.88%, (callable at 100 on 06/15/16) (m) (r)	2,000	1,990
Petroplus Finance Ltd.
6.75%, 05/01/14 (e) (r)	3,500	3,045
7.00%, 05/01/17 (e) (r)	3,400	2,754
9.38%, 09/15/19 (e) (r)	2,000	1,710
Pinafore LLC, 9.00%, 10/01/18 (e) (r)	600	615
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	683	298
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	4,700
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	900	900
Wells Fargo Capital XV, 9.75%, (callable at 100 beginning 09/26/13) (e) (m)	5,000	4,972

		131,736
HEALTH CARE - 4.7%
Community Health Systems Inc., 8.88%, 07/15/15 (e)	5,000	4,912
Giant Funding Corp., 8.25%, 02/01/18 (r)	1,400	1,400
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,459
6.50%, 02/15/16 (e)	1,500	1,433
8.50%, 04/15/19	6,000	6,360
6.50%, 02/15/20 (e)	4,300	4,203
7.88%, 02/15/20	6,000	6,210
7.50%, 02/15/22 (e)	4,100	3,782
Mylan Inc., 6.00%, 11/15/18 (e) (r)	4,000	3,890
Tenet Healthcare Corp.
9.25%, 02/01/15 (e)	5,000	5,000
9.00%, 05/01/15 (e)	3,500	3,692
10.00%, 05/01/18 (e)	3,500	3,789
8.00%, 08/01/20 (e)	2,600	2,360
Vanguard Health Holding Co. II Inc., 7.75%, 02/01/19 (e)	1,100	980
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18 (e)	3,700	3,395
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	244	159

		53,024
INDUSTRIALS - 3.2%
American Airlines Inc., 7.50%, 03/15/16 (e) (r)	8,300	6,972
Building Materials Corp. of America, 6.75%, 05/01/21 (e) (r)	3,500	3,325
Ceridian Corp., 11.25%, 11/15/15 (e)	4,000	3,300
CHC Helicopter SA, 9.25%, 10/15/20 (e) (r)	3,500	2,975
Hertz Corp.
8.88%, 01/01/14 (e)	909	909
6.75%, 04/15/19 (e)	1,100	998

	Shares/Par (p)	Value
Interactive Data Corp., 10.25%, 08/01/18	500	538
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	977
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,475
RBS Global & Rexnord LLC
11.75%, 08/01/16 (e)	1,500	1,530
8.50%, 05/01/18 (e)	4,500	4,309
Terex Corp., 8.00%, 11/15/17 (e)	2,000	1,770
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	6,055

		36,133
INFORMATION TECHNOLOGY - 8.0%
Advanced Micro Devices Inc., 8.13%, 12/15/17 (e)	1,000	1,000
CDW Escrow Corp., 8.50%, 04/01/19 (e) (r)	9,500	8,360
CDW LLC
11.00%, 10/12/15 (e)	266	265
12.54%, 10/12/17 (e)	2,000	1,910
First Data Corp.
9.88%, 09/24/15 (e)	750	628
10.55%, 09/24/15	2,500	2,081
11.25%, 03/31/16 (e)	3,500	2,363
8.25%, 01/15/21 (e) (r)	10,914	8,622
12.63%, 01/15/21 (r)	11,000	8,140
8.75%, 01/15/22 (r)	3,198	2,527
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	4,123	3,331
First Data Corp., Term Loan B
3.00%, 09/24/14 (i)	4,680	4,057
3.00%, 09/24/14 (i)	439	380
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	3,000	3,053
10.13%, 03/15/18 (e) (r)	4,420	4,597
9.25%, 04/15/18 (r)	4,000	4,110
8.05%, 02/01/20 (e)	8,000	7,240
10.75%, 08/01/20 (e)	7,786	7,786
Go Daddy Group Inc. Term Loan, 0.00%, 09/28/18 (i)	5,000	4,736
Sanmina-SCI Corp.
8.13%, 03/01/16 (e)	1,500	1,511
7.00%, 05/15/19 (e) (r)	3,500	3,080
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	5,000	4,608
Sterling Merger Inc., 11.00%, 10/01/19 (e) (r)	900	855
SunGard Data Systems Inc.
10.63%, 05/15/15 (e)	2,500	2,606
7.63%, 11/15/20 (e)	2,000	1,860

		89,706
MATERIALS - 2.8%
Berry Plastics Corp., 9.75%, 01/15/21 (e)	1,000	850
Cemex SAB de CV
3.25%, 03/15/16 (e) (r)	3,625	1,695
9.00%, 01/11/18 (e) (r)	5,000	3,387
3.75%, 03/15/18 (e) (r)	2,125	991
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (r)	2,100	1,953
6.88%, 02/01/18 (e) (r)	2,500	2,200
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	2,475
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	932
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	2,983
Kerling Plc, 10.63%, 01/28/17 (r), EUR	3,600	3,931

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,500	4,009
Sealed Air Corp.
8.13%, 09/15/19 (r)	2,000	2,020
8.38%, 09/15/21 (r)	1,000	1,010
Vulcan Materials Co., 7.50%, 06/15/21 (e)	3,400	3,172

		31,608
TELECOMMUNICATION SERVICES - 1.4%
Clearwire Communications LLC
12.00%, 12/01/15 (e) (r)	1,500	1,264
12.00%, 12/01/15 (e) (r)	2,500	2,119
Cricket Communications Inc.
7.75%, 10/15/20 (e)	5,500	4,785
7.75%, 10/15/20 (r)	1,000	860
Frontier Communications Corp., 8.50%, 04/15/20 (e)	900	873
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e) (r)	3,000	2,790
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	1,700	2,710

		15,401
UTILITIES - 5.3%
AES Corp., 7.38%, 07/01/21 (e) (r)	1,400	1,323
Calpine Corp.
7.88%, 07/31/20 (r)	800	772
7.50%, 02/15/21 (e) (r)	5,475	5,229
7.88%, 01/15/23 (r)	3,000	2,895
Dynegy Holdings Inc.
7.50%, 06/01/15	11,000	7,040
8.38%, 05/01/16	4,750	2,874
7.75%, 06/01/19	3,500	2,117
Dynegy Inc. Term Loan
9.25%, 08/04/16 (i)	1,950	1,889
9.25%, 08/04/16 (i)	1,050	1,030
Energy Future Holdings Corp., 6.55%, 11/15/34	9,000	3,330
Public Service Co. of New Mexico., 7.95%, 05/15/18	1,800	2,065
RRI Energy Inc., 7.88%, 06/15/17 (e)	5,000	4,600
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	3,600	2,880
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	21,357

		59,401

Total Corporate Bonds and Notes (cost $684,460)		626,556

GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%
GOVERNMENT SECURITIES - 0.6%
Municipals - 0.6%
State of California
7.95%, 03/01/36	1,825	2,071
7.60%, 11/01/40	3,315	4,101

Total Government and Agency Obligations (cost $5,172)		6,172

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (f) (u)	100	38
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	9

Total Other Equity Interests (cost $14)		47

SHORT TERM INVESTMENTS - 25.1%
Investment Companies - 5.4%
JNL Money Market Fund, 0.02% (a) (h)	60,057	60,057

	Shares/Par (p)	Value
Securities Lending Collateral - 19.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	219,060	219,060
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	936	907

		219,967

Total Short Term Investments (cost $280,053)		280,024

Total Investments - 120.3% (cost $1,458,415)		1,344,862
Other Assets and Liabilities, Net - (20.3%)		(226,832)

Total Net Assets - 100.0%		$1,118,030

JNL/Franklin Templeton International Small Cap Growth Fund
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 22.6%
Asatsu-DK Inc. (e)	272	$7,507
Beneteau SA	311	4,411
Carpetright Plc (e)	1,084	8,357
Dignity Plc	329	4,349
Headlam Group Plc	1,227	4,687
JUMBO SA	1,277	6,595
Sankyo Co. Ltd. (e)	164	8,847
Vitec Group Plc	229	1,892

		46,645
CONSUMER STAPLES - 13.9%
Aderans Holdings Co. Ltd. (c) (e)	458	4,254
Binggrae Co. Ltd.	130	5,205
C&C Group Plc	1,793	6,770
McBride Plc (e)	3,331	6,207
Sligro Food Group NV (e)	189	6,314

		28,750
FINANCIALS - 20.7%
ARA Asset Management Ltd.	4,708	4,223
Arch Capital Group Ltd. (c)	219	7,166
Daibiru Corp. (e)	1,062	7,464
Fairfax Financial Holdings Ltd.	18	6,978
Lancashire Holdings Ltd.	373	4,005
RHJ International (c) (e)	1,392	7,219
Savills Plc	1,278	5,663

		42,718
INDUSTRIALS - 32.9%
DCC Plc	268	6,751
De La Rue Plc	699	9,115
Experian Plc	648	7,279
Flughafen Wien AG (e)	76	3,234
Grafton Group Plc	929	3,307
HomeServe Plc	1,045	7,452
Irish Continental Group Plc	186	3,560
Nexans SA (e)	98	5,643
Prysmian SPA	488	6,410
QinetiQ Group Plc	2,550	4,599
Spirax-Sarco Engineering Plc	113	3,150
Uponor Oyj (e)	338	2,787
Wavin NV (c)	499	3,840
Zardoya Otis SA	54	683

		67,810

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 5.4%
Neopost SA	117	8,588
Rotork Plc	108	2,600

		11,188

Total Common Stocks (cost $221,720)		197,111

SHORT TERM INVESTMENTS - 15.0%
Investment Companies - 4.0%
JNL Money Market Fund, 0.02% (a) (h)	8,338	8,338
Securities Lending Collateral - 11.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	22,606	22,606
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	100	97

		22,703

Total Short Term Investments (cost $31,044)		31,041

Total Investments - 110.5% (cost $252,764)		228,152
Other Assets and Liabilities, Net - (10.5%)		(21,771)

Total Net Assets - 100.0%		$206,381

JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS - 85.9%
CONSUMER DISCRETIONARY - 8.3%
British Sky Broadcasting Group Plc	513	$5,284
Cerberus Capital Management LP (f)	4,447	578
Daimler AG	67	2,967
DR Horton Inc.	183	1,656
General Motors Co. (c)	209	4,223
Harrah's Investment LP (f)	39	—
Mattel Inc.	168	4,358
News Corp. - Class A	590	9,123
Stanley Black & Decker Inc.	63	3,087
Time Warner Cable Inc.	136	8,530
Time Warner Inc.	96	2,887
Viacom Inc.	200	7,741

		50,434
CONSUMER STAPLES - 22.5%
Altria Group Inc.	380	10,200
British American Tobacco Plc	384	16,215
Coca-Cola Enterprises Inc.	144	3,594
CVS Caremark Corp.	499	16,746
Dr. Pepper Snapple Group Inc.	158	6,133
Foster's Group Ltd. (e)	669	3,416
General Mills Inc.	166	6,396
Imperial Tobacco Group Plc	405	13,666
Kraft Foods Inc. - Class A	395	13,254
Kroger Co.	353	7,749
Lorillard Inc.	54	6,022
Nestle SA	117	6,430
PepsiCo Inc.	78	4,805
Pernod-Ricard SA	105	8,256
Philip Morris International Inc.	79	4,941
Reynolds American Inc.	137	5,146
Wal-Mart Stores Inc.	82	4,269

		137,238

	Shares/Par (p)	Value
ENERGY - 8.1%
Apache Corp.	83	6,683
BP Plc	531	3,186
Ensco International Plc - ADR	57	2,311
Exterran Holdings Inc. (c) (e)	46	446
Marathon Oil Corp.	418	9,012
Marathon Petroleum Corp. (e)	116	3,134
Murphy Oil Corp.	84	3,701
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f)	402	—
Royal Dutch Shell Plc	319	9,829
Transocean Ltd.	138	6,607
Williams Cos. Inc.	177	4,319

		49,228
FINANCIALS - 11.7%
ACE Ltd.	129	7,829
Alexander’s Inc.	8	2,887
Alleghany Corp. (c)	9	2,737
American International Group Inc. (c)	248	5,443
Bank of America Corp.	590	3,613
Bond Street Holding LLC (c) (f)	41	833
Canary Wharf Group Plc (c) (f)	405	1,526
CIT Group Inc. (c)	57	1,741
CNO Financial Group Inc. (c)	97	525
Deutsche Boerse AG (f)	61	3,062
Forestar Group Inc. (c)	60	651
Guaranty Bancorp (c)	49	58
KB Financial Group Inc.	47	1,569
MetLife Inc.	125	3,511
Morgan Stanley	350	4,727
NYSE Euronext	112	2,610
Old Republic International Corp.	240	2,140
PNC Financial Services Group Inc.	183	8,840
UBS AG (c)	280	3,207
Wells Fargo & Co.	140	3,382
White Mountains Insurance Group Ltd. (e)	17	6,953
Zurich Financial Services AG	17	3,519

		71,363
HEALTH CARE - 12.8%
Amgen Inc.	169	9,283
Boston Scientific Corp. (c)	742	4,383
Cephalon Inc. (c)	30	2,433
Community Health Systems Inc. (c)	60	995
Coventry Health Care Inc. (c)	84	2,425
Eli Lilly & Co.	227	8,408
Medtronic Inc.	247	8,194
Merck & Co. Inc.	465	15,205
Pfizer Inc.	726	12,836
Sanofi-Aventis SA (c)	94	99
Tenet Healthcare Corp. (c)	787	3,248
Teva Pharmaceutical Industries Ltd. - ADR	90	3,360
UnitedHealth Group Inc.	158	7,270

		78,139
INDUSTRIALS - 4.2%
A P Moller - Maersk A/S - Class B	1	5,763
Federal Signal Corp. (e)	96	422
GenCorp Inc. (c) (e)	59	264
Huntington Ingalls Industries Inc. (c)	118	2,876
Orkla ASA	150	1,137
Oshkosh Corp. (c)	124	1,956
Owens Corning Inc. (c)	179	3,879
Raytheon Co.	180	7,358
TNT Express NV	149	1,040

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
TNT NV	157	689

		25,384
INFORMATION TECHNOLOGY - 8.1%
Cisco Systems Inc.	448	6,936
Google Inc. - Class A (c)	7	3,688
LSI Corp. (c)	356	1,847
Microsoft Corp.	559	13,911
Motorola Mobility Holdings Inc. (c)	86	3,251
Nintendo Co. Ltd. (e)	16	2,322
Symantec Corp. (c)	238	3,879
TE Connectivity Ltd.	177	4,987
Xerox Corp.	1,186	8,265

		49,086
MATERIALS - 4.0%
Domtar Corp.	35	2,379
International Paper Co.	309	7,191
Linde AG	46	6,093
MeadWestvaco Corp.	117	2,865
ThyssenKrupp AG	198	4,876
Weyerhaeuser Co.	79	1,231

		24,635
TELECOMMUNICATION SERVICES - 2.0%
Cable & Wireless Communications Plc	1,730	1,000
Vodafone Group Plc	4,360	11,238

		12,238
UTILITIES - 4.2%
Brookfield Infrastructure Partners LP	63	1,522
E.ON AG	249	5,399
Entergy Corp.	45	2,974
Exelon Corp.	154	6,572
GDF Suez	130	3,853
NRG Energy Inc. (c)	260	5,522

		25,842

Total Common Stocks (cost $582,789)		523,587

CORPORATE BONDS AND NOTES - 3.3%
CONSUMER DISCRETIONARY - 1.0%
Clear Channel Communications Inc.
11.00%, 08/01/16 (e)	$1,353	683
9.00%, 03/01/21	373	277
Clear Channel Communications Inc. Delayed DrawTerm Loan 2, 3.89%, 01/29/16 (i)	641	444
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	3,943	2,752
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	743	516
Tribune Co. Term Loan
0.00%,06/04/14 (c) (d) (i)	2,280	1,197
0.00%,06/04/14 (c) (d) (i)	357	187

		6,056
CONSUMER STAPLES - 0.2%
Rite Aid Corp.
8.63%, 03/01/15 (e)	749	665
9.38%, 12/15/15	699	601

		1,266
ENERGY - 0.2%
Boston Generating LLC Term Loan
0.18%, 12/21/13 (c) (d)	—	—
6.50%, 12/21/13 (c) (d)	11	2
6.50%, 12/21/13 (c) (d)	—	—

	Shares/Par (p)	Value
OPTI Canada Inc.
9.00%, 12/15/12	609	618
9.75%, 08/15/13	889	903

		1,523
FINANCIALS - 0.7%
Realogy Corp. 7.88%, 02/15/19 (e)	238	180
Realogy Corp. Extended Revolver Term Loan 3.48%, 04/10/16 (i) (t)	37	29
Realogy Corp. First Lien Term Loan, 4.52%, 10/10/16 (i)	3,947	3,190
Realogy Corp. Second Lien Term Loan, 13.50%, 10/15/17 (i)	93	89
Realogy Corp. Term Loan 4.25%, 10/10/13 (i)	439	394
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—

		3,882
UTILITIES - 1.2%
NRG Energy Inc., 7.38%, 01/15/17	255	263
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e)	4,182	3,346
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	5,182	3,448

		7,057

Total Corporate Bonds and Notes (cost $24,209)		19,784

SHORT TERM INVESTMENTS - 10.6%
Investment Companies - 9.4%
JNL Money Market Fund, 0.02% (a) (h)	56,872	56,872
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	7,336	7,336

Total Short Term Investments (cost $64,208)		64,208

Total Investments - 99.8% (cost $671,206)		607,579
Other Assets and Liabilities, Net - 0.2%		1,733

Total Net Assets - 100.0%		$609,312

JNL/Franklin Templeton Small Cap Value Fund
COMMON STOCKS - 95.2%
CONSUMER DISCRETIONARY - 18.9%
Autoliv Inc.	55	$2,668
Brown Shoe Co. Inc. (e)	322	2,291
Brunswick Corp.	165	2,322
Cato Corp. - Class A	148	3,348
Christopher & Banks Corp.	125	441
DR Horton Inc.	78	705
Drew Industries Inc.	87	1,736
Ethan Allen Interiors Inc. (e)	55	751
Fred's Inc. - Class A (e)	163	1,736
GameStop Corp. (c) (e)	229	5,278
Gentex Corp.	197	4,740
Group 1 Automotive Inc. (e)	137	4,860
Hillenbrand Inc.	162	2,986
Hooker Furniture Corp.	40	359
J.C. Penney Co. Inc. (e)	56	1,500
La-Z-Boy Inc. (c)	417	3,090
M/I Homes Inc. (c)	158	951

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MDC Holdings Inc. (e)	77	1,308
Men’s Wearhouse Inc.	149	3,886
Pier 1 Imports Inc. (c)	169	1,653
Regis Corp. (e)	285	4,013
Saks Inc. (c) (e)	211	1,849
Thor Industries Inc. (e)	249	5,504
Tuesday Morning Corp. (c) (e)	58	204
West Marine Inc. (c)	155	1,194
Winnebago Industries Inc. (c) (e)	119	824

		60,197
CONSUMER STAPLES - 2.0%
Casey’s General Stores Inc.	51	2,226
Lancaster Colony Corp. (e)	66	4,027

		6,253
ENERGY - 10.6%
Arch Coal Inc.	23	335
Atwood Oceanics Inc. (c)	121	4,151
Bristow Group Inc.	142	6,038
Helix Energy Solutions Group Inc. (c)	213	2,786
Oil States International Inc. (c)	77	3,936
Overseas Shipholding Group Inc. (e)	117	1,603
Rowan Cos. Inc. (c)	140	4,230
Teekay Corp.	84	1,902
Tidewater Inc.	123	5,189
Unit Corp. (c)	100	3,688

		33,858
FINANCIALS - 14.2%
American National Insurance Co.	12	831
Arthur J Gallagher & Co.	78	2,043
Aspen Insurance Holdings Ltd.	170	3,919
Chemical Financial Corp.	80	1,231
Hanover Insurance Group Inc.	115	4,075
HCC Insurance Holdings Inc.	55	1,488
Montpelier Re Holdings Ltd.	221	3,913
Old Republic International Corp.	392	3,495
Oriental Financial Group Inc.	164	1,581
Peoples Bancorp Inc. (e)	33	361
Protective Life Corp.	345	5,385
RLI Corp. (e)	36	2,289
StanCorp Financial Group Inc.	121	3,336
Tower Group Inc. (e)	190	4,332
Transatlantic Holdings Inc.	43	2,101
TrustCo Bank Corp. (e)	325	1,449
Validus Holdings Ltd.	130	3,230

		45,059
HEALTH CARE - 4.4%
Hill-Rom Holdings Inc.	2	48
Mettler Toledo International Inc. (c)	11	1,540
Pharmaceutical Product Development Inc.	154	3,946
STERIS Corp.	111	3,261
Teleflex Inc.	69	3,705
West Pharmaceutical Services Inc. (e)	44	1,621

		14,121
INDUSTRIALS - 31.7%
AAR Corp.	169	2,812
ABM Industries Inc.	186	3,539
American Woodmark Corp. (e)	105	1,272
AO Smith Corp.	35	1,111
Apogee Enterprises Inc.	227	1,948
Applied Industrial Technologies Inc.	59	1,594
Astec Industries Inc. (c)	96	2,808
Brady Corp. - Class A	141	3,719

	Shares/Par (p)	Value
Briggs & Stratton Corp.	178	2,402
Carlisle Cos. Inc.	106	3,383
Ceradyne Inc. (c)	126	3,394
CIRCOR International Inc.	46	1,349
EMCOR Group Inc.	101	2,059
EnPro Industries Inc. (c)	119	3,523
Franklin Electric Co. Inc.	60	2,170
Gardner Denver Inc.	52	3,298
General Cable Corp. (c)	27	619
Genesee & Wyoming Inc. - Class A (c)	77	3,573
Gibraltar Industries Inc. (c) (e)	191	1,553
Graco Inc.	80	2,738
Granite Construction Inc.	225	4,223
Insperity Inc.	90	1,998
Kaydon Corp.	65	1,864
Kennametal Inc.	127	4,165
Lincoln Electric Holdings Inc.	131	3,789
Mine Safety Appliances Co.	99	2,658
Mueller Industries Inc.	119	4,573
Nordson Corp.	50	1,987
Pentair Inc.	52	1,665
Powell Industries Inc. (c)	63	1,945
Roper Industries Inc.	20	1,378
Schawk Inc.	118	1,160
Simpson Manufacturing Co. Inc.	132	3,281
SkyWest Inc. (e)	295	3,393
Timken Co.	21	689
Trinity Industries Inc.	229	4,896
Universal Forest Products Inc.	173	4,163
Wabash National Corp. (c)	439	2,094
Watts Water Technologies Inc. - Class A (e)	77	2,057

		100,842
INFORMATION TECHNOLOGY - 3.5%
Benchmark Electronics Inc. (c)	386	5,024
Cohu Inc.	165	1,631
Multi-Fineline Electronix Inc. (c)	70	1,390
Rofin-Sinar Technologies Inc. (c)	170	3,272

		11,317
MATERIALS - 7.0%
A. Schulman Inc.	138	2,343
AptarGroup Inc.	41	1,818
Cabot Corp.	102	2,520
Commercial Metals Co.	111	1,056
HB Fuller Co.	58	1,055
Reliance Steel & Aluminum Co.	136	4,622
RPM International Inc.	226	4,223
Sensient Technologies Corp.	54	1,754
Steel Dynamics Inc.	286	2,835

		22,226
UTILITIES - 2.9%
Energen Corp.	66	2,694
NV Energy Inc.	263	3,869
PNM Resources Inc.	161	2,637

		9,200

Total Common Stocks (cost $342,574)		303,073

SHORT TERM INVESTMENTS - 14.2%
Investment Companies - 4.6%
JNL Money Market Fund, 0.02% (a) (h)	14,780	14,780
Securities Lending Collateral - 9.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	30,057	30,057

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	371	359

		30,416

Total Short Term Investments (cost $45,208)		45,196

Total Investments - 109.4% (cost $387,782)		348,269
Other Assets and Liabilities, Net - (9.4%)		(30,063)

Total Net Assets - 100.0%		$318,206

JNL/Goldman Sachs Core Plus Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 11.8%
Adjustable Rate Mortgage Trust REMIC, 2.81%, 04/25/35 (i)	$280	$260
American Home Mortgage Assets Trust REMIC, 0.94%, 02/25/47 (i)	3,223	1,456
Amortizing Residential Collateral Trust REMIC, 2.03%, 08/25/32 (i)	54	22
Arkle Master Issuer Plc
1.69%, 08/17/13 (i)	4,600	4,587
1.53%, 05/17/60 (i)	1,850	1,841
Arran Residential Mortgages Funding Plc, 2.74%, 11/19/47 (i) (r), EUR	1,956	2,617
Asset Backed Securities Corp. Home Equity REMIC, 3.08%, 04/15/33 (i)	41	30
Banc of America Funding Corp. REMIC
2.88%, 06/20/36 (i)	1,787	1,195
5.79%, 10/25/36 (i)	91	58
0.51%, 06/20/47 (i)	1,700	831
Banc of America Mortgage Securities Inc. REMIC, 2.76%, 09/25/35 (i)	985	790
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.47%, 04/25/34 (i)	294	253
3.28%, 11/25/34 (i)	867	806
Bear Stearns Alt-A Trust II REMIC, 5.18%, 09/25/47 (i)	2,681	1,249
Bear Stearns Mortgage Funding Trust REMIC, 0.39%, 12/25/36 (i)	3,048	1,739
Brazos Higher Education Authority
1.11%, 11/25/22 (i)	5,000	4,952
1.10%, 07/25/29 (i)	4,900	4,840
Brazos Higher Education Authority, Inc., 1.21%, 11/25/22 (i)	4,626	4,596
Carrington Mortgage Loan Trust REMIC, 0.46%, 01/25/34 (i)	31	30
Chase Mortgage Finance Corp. REMIC, 2.76%, 02/25/37 (i)	389	332
CIT Mortgage Loan Trust REMIC
1.68%, 09/25/24 (i) (q)	1,280	526
1.23%, 10/25/37 (i) (q)	299	290
1.48%, 10/25/37 (i) (q)	700	521
Citigroup Mortgage Loan Trust Inc. REMIC, 3.01%, 12/25/35 (i)	1,440	691
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	421
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	115	120
Countrywide Alternative Loan Trust REMIC
1.74%, 09/25/35 (i)	265	161
1.62%, 11/25/47 (i)	4,315	2,369

	Shares/Par (p)	Value
Countrywide Asset-Backed Certificates REMIC, 1.48%, 06/25/34 (i)	198	55
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.76%, 02/19/34 (i)	407	352
2.85%, 11/20/34 (i)	395	312
Credit Suisse Mortgage Capital Certificates REMIC
6.50%, 10/25/21	2,258	1,724
5.59%, 02/15/39 (i)	3,060	3,274
Deutsche Bank Alternate Loan Trust REMIC, 1.83%, 08/25/35 (i)	294	193
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.16%, 03/19/46 (i)	443	222
Educational Secvices of America Inc., 1.10%, 07/25/23 (i) (q)	1,444	1,443
FDIC Structured Sale Guaranteed Notes REMIC, 0.79%, 03/02/48 (i)	649	650
First Horizon Asset Securities Inc. REMIC, 2.70%, 12/25/34 (i)	159	142
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.16%, 05/17/32 (i)	1,895	35
Fosse Master Issuer Plc REMIC, 1.65%, 10/18/54 (i)	2,800	2,792
GCO Education Loan Funding Trust
0.44%, 05/25/25 (i)	2,800	2,538
0.50%, 02/27/28 (i)	400	340
0.54%, 05/25/36 (i)	900	738
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	273	201
7.00%, 09/25/37 (i)	353	250
Goal Capital Funding Trust, 1.01%, 08/25/48 (i) (r)	1,509	1,499
Granite Mortgages Plc
0.63%, 12/31/20 (i)	255	243
1.99%, 01/20/44 (i), EUR	915	1,168
1.24%, 06/20/44 (i), GBP	142	209
1.28%, 09/20/44 (i), GBP	43	64
1.82%, 09/20/44 (i), EUR	345	440
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,200	4,355
GSMPS Mortgage Loan Trust, 0.46%, 02/25/35 (i) (q)	102	86
GSR Mortgage Loan Trust REMIC, 2.84%, 10/25/35 (i)	548	383
Harborview Mortgage Loan Trust REMIC
0.57%, 06/20/35 (i)	1,074	821
2.69%, 08/19/36 (i)	1,891	1,023
Holmes Master Issuer Plc REMIC, 1.65%, 10/15/54 (i)	2,000	1,998
HSBC Home Equity Loan Trust REMIC, 1.43%, 11/20/36 (i)	1,340	1,190
Impac CMB Trust REMIC, 0.87%, 03/25/35 (i)	143	95
IndyMac Index Mortgage Loan Trust REMIC
0.85%, 06/25/34 (i)	291	213
2.65%, 03/25/35 (i)	574	432
2.47%, 08/25/35 (i)	660	479
0.44%, 05/25/46 (i)	973	574
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.94%, 08/15/42 (i)	7,000	7,557
LB-UBS Commercial Mortgage Trust REMIC, 5.87%, 09/15/45 (i)	3,400	3,647
Lehman Mortgage Trust REMIC, 7.25%, 09/25/37	5,010	2,055

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Lehman XS Trust REMIC
0.49%, 02/25/46 (i)	2,017	1,006
1.08%, 09/25/47 (i)	1,449	894
Luminent Mortgage Trust REMIC, 0.42%, 05/25/46 (i)	595	274
MASTR Adjustable Rate Mortgages Trust REMIC
3.38%, 10/25/34 (i)	259	203
3.45%, 12/25/34 (i)	91	67
2.80%, 01/25/36 (i)	669	511
1.44%, 12/25/46 (i)	3,969	1,164
MASTR Seasoned Securities Trust REMIC, 4.02%, 10/25/32 (i)	299	246
Merit Securities Corp. REMIC, 1.74%, 09/28/32 (i) (q)	168	164
Merrill Lynch Alternative Note Asset Trust REMIC, 0.42%, 07/25/37 (i)	729	367
Mid-State Trust, 7.34%, 07/01/35	206	212
Morgan Stanley Capital I REMIC, 5.37%, 11/14/42 (i)	1,500	1,633
Morgan Stanley Mortgage Loan Trust REMIC
2.77%, 08/25/34 (i)	166	125
2.66%, 03/25/36 (i)	1,686	866
NCUA Guaranteed Notes REMIC
3.00%, 06/12/19	2,700	2,852
1.84%, 10/07/20	661	669
Nelnet Student Loan Trust, 1.08%, 02/25/43 (i) (r)	6,171	6,157
Permanent Master Issuer Plc
0.89%, 04/15/20, GBP	2,000	3,056
2.91%, 07/15/42 (i) (r), EUR	4,900	6,543
Residential Accredit Loans Inc. REMIC
6.47%, 11/25/37 (i)	3,982	1,725
1.24%, 01/25/46 (i)	1,201	627
Residential Funding Mortgage Securities I Inc. REMIC
2.88%, 08/25/35 (i)	683	443
5.21%, 09/25/35 (i)	839	663
Silverstone Master Issuer PLC, 1.65%, 01/21/55 (i)	4,800	4,788
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.54%, 05/25/34 (i)	589	538
2.44%, 09/25/34 (i)	251	208
2.65%, 11/25/34 (i)	1,171	1,012
Structured Asset Mortgage Investments Inc.
REMIC, 2.58%, 08/25/35 (i)	91	70
Wachovia Bank Commercial Mortgage Trust, 5.77%, 07/15/45 (i)	4,500	4,913
Washington Mutual Mortgage Pass-Through
Certificates REMIC
2.58%, 06/25/34 (i)	695	672
2.61%, 12/25/35 (i)	735	694
2.77%, 09/25/36 (i)	1,345	946
0.46%, 04/25/45 (i)	157	122
Wells Fargo Alternative Loan Trust REMIC,
6.02%, 12/25/37 (i)	2,840	1,871
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.75%, 04/25/36 (i)	214	177

Total Non-U.S. Government Agency Asset- Backed Securities (cost $151,712)		127,853

CORPORATE BONDS AND NOTES - 31.2%
CONSUMER DISCRETIONARY - 2.0%
Charter Communications Operating LLC, 10.88%, 09/15/14 (r)	875	938

	Shares/Par (p)	Value
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	391
Comcast Holdings Corp., 10.63%, 07/15/12 (e)	875	936
DIRECTV Holdings LLC
5.88%, 10/01/19 (e)	1,275	1,434
6.00%, 08/15/40	1,500	1,601
Goodyear Tire & Rubber Co., 10.50%, 05/15/16 (e)	1,899	2,056
NBCUniversal Media LLC, 4.38%, 04/01/21 (e)	3,675	3,775
News America Inc., 6.15%, 02/15/41	1,975	2,089
Nielsen Finance LLC, 11.50%, 05/01/16	1,874	2,127
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,633
Virgin Media Finance Plc, 9.50%, 08/15/16 (e)	1,225	1,323
WPP Finance Co.Ltd., 8.00%, 09/15/14 (l)	1,753	1,984

		21,287
CONSUMER STAPLES - 1.1%
Altria Group Inc., 9.70%, 11/10/18 (l)	875	1,160
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19	1,325	1,721
CVS Caremark Corp.
6.30%, 06/01/37 (i)	3,875	3,749
5.75%, 05/15/41	2,550	2,856
Kraft Foods Inc.
6.13%, 08/23/18	1,125	1,326
6.50%, 02/09/40	1,025	1,253

		12,065
ENERGY - 3.3%
Anadarko Petroleum Corp.
6.38%, 09/15/17	2,176	2,441
8.70%, 03/15/19 (e)	1,100	1,387
BP Capital Markets Plc, 3.88%, 03/10/15	1,125	1,193
Cimarex Energy Co., 7.13%, 05/01/17	320	323
DCP Midstream LLC, 9.75%, 03/15/19 (r)	800	1,064
Dolphin Energy Ltd., 5.89%, 06/15/19 (r)	742	794
El Paso Corp.
7.80%, 08/01/31	33	38
7.75%, 01/15/32	515	597
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (e)	1,975	2,174
Energy Transfer Partners LP, 5.95%, 02/01/15 (e)	2,000	2,146
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,328
7.03%, 01/15/68 (e) (i)	775	786
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	530	615
MarkWest Energy Partners LP, 8.75%, 04/15/18	500	533
Newfield Exploration Co.
7.13%, 05/15/18 (e)	1,150	1,190
5.75%, 01/30/22 (e)	500	494
Nexen Inc.
6.40%, 05/15/37	680	692
7.50%, 07/30/39	1,050	1,230
Petrobras International Finance Co.
5.75%, 01/20/20	310	322
5.38%, 01/27/21	2,720	2,750
Petroleos de Venezuela SA, 5.25%, 04/12/17	590	332
Petroleos Mexicanos, 8.00%, 05/03/19	1,940	2,367
Plains Exploration & Production Co., 10.00%, 03/01/16 (e)	2,000	2,170
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,360	1,374

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Range Resources Corp.
7.50%, 10/01/17	250	265
7.25%, 05/01/18 (e)	400	426
TNK-BP Finance SA, 7.50%, 07/18/16	820	851
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (e) (i)	1,375	1,369
Transocean Inc.
6.00%, 03/15/18 (e)	1,875	1,996
6.50%, 11/15/20 (e)	575	627
Weatherford International Ltd., 9.63%, 03/01/19 (e)	1,800	2,326

		36,200
FINANCIALS - 19.1%
Abbey National Treasury Services Plc, 4.00%, 04/27/16 (e)	2,075	1,916
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	5,700	6,026
American General Finance Corp., 4.88%, 07/15/12	1,250	1,169
Bank of America Corp.
5.42%, 03/15/17	1,300	1,129
5.63%, 07/01/20	1,175	1,082
5.88%, 01/05/21	1,175	1,098
Bank of New York Mellon Corp., 9.63%, 05/02/21 (e) (r)	687	584
Bank of Nova Scotia
1.45%, 07/26/13 (e) (r)	1,900	1,919
2.15%, 08/03/16 (e) (r)	5,600	5,696
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	1,500	1,621
BB&T Corp., 3.20%, 03/15/16	2,025	2,068
BBVA Bancomer SA, 7.25%, 04/22/20 (e) (r)	2,125	2,072
Brandywine Operating Partnership LP, 4.95%, 04/15/18	1,775	1,715
BRFkredit AS, 2.05%, 04/15/13 (r)	8,300	8,469
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 (e) (r)	3,200	3,248
0.90%, 09/19/14 (e) (r)	5,400	5,372
2.75%, 01/27/16 (e) (r)	2,600	2,723
Capital One Capital III, 7.69%, 08/15/36 (e) (i)	1,500	1,466
Chubb Corp., 6.38%, 03/29/67 (i)	825	799
Cie de Financement Foncier, 2.13%, 04/22/13 (e) (r)	3,900	3,907
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,225	2,181
Citigroup Inc.
6.38%, 08/12/14	1,325	1,403
5.00%, 09/15/14	2,475	2,427
6.13%, 11/21/17	1,010	1,079
5.38%, 08/09/20 (e)	950	984
Developers Diversified Realty Corp.
9.63%, 03/15/16	795	900
7.50%, 04/01/17 (e)	1,900	2,005
Discover Bank, 8.70%, 11/18/19	2,325	2,656
DnB NOR Boligkreditt
2.10%, 10/14/15 (e) (i) (r)	9,800	9,918
2.90%, 03/29/16 (e) (r)	5,900	6,114
Duke Realty LP, 6.75%, 03/15/20 (e)	1,350	1,402
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	700	743
Fifth Third Bancorp
0.40%, 05/17/13 (i)	1,325	1,297
3.63%, 01/25/16	950	966
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,886
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,040

	Shares/Par (p)	Value
HCP Inc.
6.00%, 01/30/17	1,375	1,448
5.38%, 02/01/21	900	903
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,862
HSBC Bank USA, 4.88%, 08/24/20	1,498	1,405
HSBC Bank USA Credit Linked Note, (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (i), BRL	4,840	5,506
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	2,650
ING Bank NV
2.38%, 06/09/14 (e) (r)	2,275	2,206
2.50%, 01/14/16 (r)	4,200	4,209
International Lease Finance Corp., 8.25%, 12/15/20 (e)	1,250	1,225
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	2,050	2,112
7.25%, 02/01/18 (e)	1,475	1,739
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	1,650	1,666
Landwirtschaftliche Rentenbank
4.88%, 01/10/14	6,000	6,555
2.13%, 07/15/16 (e)	2,300	2,376
Liberty Property LP, 4.75%, 10/01/20	2,350	2,362
Lloyds TSB Bank Plc, 6.50%, 09/14/20 (e) (r)	615	523
Merrill Lynch & Co. Inc., 6.05%, 05/16/16 (e)	1,125	1,012
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	500	563
Morgan Stanley
6.63%, 04/01/18	3,325	3,299
5.63%, 09/23/19	2,325	2,181
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,323
Nationwide Financial Services, 5.38%, 03/25/21 (e) (r)	2,425	2,372
Nordea Eiendomskreditt AS, 1.88%, 04/07/15 (i) (r)	5,200	5,266
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	2,175	2,561
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.50%, 10/01/35 (i)	2,670	2,667
PNC Bank NA, 6.88%, 04/01/18	975	1,129
ProLogis Inc., 1.88%, 11/15/37	1,075	1,048
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,504
4.50%, 11/15/20 (e)	1,550	1,540
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,378
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (r)	1,525	1,426
Royal Bank of Scotland Plc, 4.88%, 08/25/14 (r)	1,850	1,863
Simon Property Group LP, 10.35%, 04/01/19 (e)	1,650	2,207
SLM Corp., 6.25%, 01/25/16 (e)	1,750	1,718
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	205
Sparebank 1 Boligkreditt AS
1.25%, 10/25/13 (e) (r)	8,000	8,035
2.63%, 05/27/16 (r)	7,100	7,249
Stadshypotek AB, 1.45%, 09/30/13 (r)	3,350	3,370
SunTrust Banks Inc., 3.60%, 04/15/16	1,325	1,343
Swedbank Hypotek AB, 0.81%, 03/28/14 (i) (r)	1,200	1,202
Toronto-Dominion Bank
0.88%, 09/12/14 (e) (r)	5,500	5,479

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
1.63%, 09/14/16 (e) (r)	6,800	6,777
Transatlantic Holdings Inc., 8.00%, 11/30/39	975	1,156
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody rating Baa2) (f) (q), BRL	1,620	381
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	1,325	1,246
WEA Finance LLC
7.50%, 06/02/14 (r)	475	530
7.13%, 04/15/18 (e) (r)	900	1,028
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	800	809
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (i) (q)	1,225	1,214

		207,908
HEALTH CARE - 0.6%
Boston Scientific Corp., 4.50%, 01/15/15	1,950	2,038
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,075	2,039
DJO Finance LLC, 10.88%, 11/15/14	1,460	1,453
HCA Inc., 7.88%, 02/15/20 (e)	500	517

		6,047
INDUSTRIALS - 0.8%
ACCO Brands Corp., 10.63%, 03/15/15 (e)	1,805	1,940
Ashtead Capital Inc., 9.00%, 08/15/16 (r)	500	495
Case New Holland Inc., 7.75%, 09/01/13	625	652
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,324
Iron Mountain Inc., 8.75%, 07/15/18	470	479
L-3 Communications Corp., 6.38%, 10/15/15 (e)	951	971
SGS International Inc., 12.00%, 12/15/13	500	499
Transnet Ltd., 4.50%, 02/10/16 (r)	2,100	2,158

		8,518
INFORMATION TECHNOLOGY - 0.1%
Hewlett-Packard Co., 3.00%, 09/15/16 (e)	1,675	1,689
MATERIALS - 1.4%
ALROSA Finance SA, 7.75%, 11/03/20	1,170	1,103
ArcelorMittal, 6.13%, 06/01/18 (e)	1,375	1,327
Cemex SAB de CV, 5.37%, 09/30/15 (e) (i) (r)	700	420
Dow Chemical Co., 7.60%, 05/15/14 (l)	2,875	3,265
Freeport-McMoRan Copper & Gold Inc., 8.38%, 04/01/17	1,950	2,091
Methanex Corp., 8.75%, 08/15/12	175	182
PE Paper Escrow GmbH, 12.00%, 08/01/14 (r)	1,175	1,231
Plastipak Holdings Inc., 8.50%, 12/15/15 (e) (r)	600	594
Radnor Holdings Corp., 11.00%, 06/15/13 (c) (d) (f)	125	—
Rock-Tenn Co., 5.63%, 03/15/13	200	205
RSC Equipment Rental Inc., 10.00%, 07/15/17 (r)	1,825	1,916
Steel Dynamics Inc., 7.75%, 04/15/16 (e)	1,525	1,502
Teck Resources Ltd., 10.75%, 05/15/19 (e)	1,425	1,771

		15,607
TELECOMMUNICATION SERVICES - 1.7%
AT&T Inc.
2.95%, 05/15/16 (e)	3,600	3,715
3.88%, 08/15/21	1,100	1,132
Frontier Communications Corp., 6.25%, 01/15/13	1,800	1,804
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (e) (r)	1,875	1,739
MTS International Funding Ltd., 8.63%, 06/22/20	120	119

	Shares/Par (p)	Value
Qwest Communications International Inc.
7.50%, 02/15/14	255	255
8.00%, 10/01/15 (e)	1,319	1,372
Qwest Corp.
8.88%, 03/15/12	125	129
8.38%, 05/01/16 (e)	750	823
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	715	689
Sprint Capital Corp., 8.38%, 03/15/12	500	505
Telecom Italia Capital SA
7.00%, 06/04/18	1,175	1,177
6.00%, 09/30/34	925	757
Verizon Communications Inc., 6.40%, 02/15/38	1,300	1,593
Vimpel Communications
6.49%, 02/02/16 (e) (r)	400	365
9.13%, 04/30/18	460	444
7.75%, 02/02/21 (r)	730	607
VimpelCom Holdings BV, 7.50%, 03/01/22 (e) (r)	650	523
Windstream Corp., 8.63%, 08/01/16 (e)	429	442

		18,190
UTILITIES - 1.1%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,135
IPALCO Enterprises Inc., 5.00%, 05/01/18 (e) (r)	875	801
Nevada Power Co., 7.13%, 03/15/19	1,175	1,467
NRG Energy Inc., 7.38%, 01/15/17 (e)	550	567
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	2,200	2,343
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,586
Puget Sound Energy Inc., 6.97%, 06/01/67 (e) (i)	675	676
Xylem Inc., 3.55%, 09/20/16 (r)	1,900	1,932

		11,507

Total Corporate Bonds and Notes (cost $335,084)		339,018

GOVERNMENT AND AGENCY OBLIGATIONS - 50.8%
GOVERNMENT SECURITIES - 14.6%
Federal Home Loan Bank - 1.3% (v)
Federal Home Loan Bank
5.38%, 05/15/19	8,000	9,858
5.63%, 06/11/21	3,200	3,997

		13,855
Federal Home Loan Mortgage Corp. - 0.2% (v)
Federal Home Loan Mortgage Corp., 4.50%, 09/13/19	2,300	2,703
Municipals - 2.1%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	986
Missouri Higher Education Loan Authority, 1.26%, 11/26/32 (i)	2,855	2,860
Northstar Education Finance Inc.
1.53%, 04/01/42 (f)	650	536
2.13%, 04/01/42 (f)	700	577
1.60%, 01/29/46	525	444
1.60%, 01/29/46 (f)	800	660
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.44%, 04/29/19 (i)	6,000	5,955
2.10%, 04/01/42 (f)	2,300	1,909
1.60%, 01/29/46	75	64
1.62%, 01/29/46 (f)	2,000	1,650
State of California
7.95%, 03/01/36	1,290	1,464
7.63%, 03/01/40	3,475	4,284

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	1,525	1,716

		23,105
Sovereign - 3.2%
Brazilian Government International Bond, 4.88%, 01/22/21	2,210	2,362
Colombia Government International Bond, 4.38%, 07/12/21	4,380	4,446
Mexican Bonos, 7.50%, 06/03/27, MXN	4,352	323
Mexico Government International Bond, 5.75%, 10/12/10	600	591
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,656
Qatar Government International Bond
5.15%, 04/09/14	290	313
5.25%, 01/20/20 (r)	4,350	4,785
Republic of Argentina, 2.84%, 12/15/35 (i), EUR	13,380	2,169
South Africa Government Bond
7.25%, 01/15/20, ZAR	3,890	453
6.75%, 03/31/21, ZAR	22,960	2,546
10.50%, 12/21/26, ZAR	49,775	7,123
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,698
5.98%, 04/01/36	1,250	1,744
4.63%, 09/15/60	800	969
United Mexican States, 6.05%, 01/11/40	400	452
Venezuela Government International Bond
7.75%, 10/13/19	1,060	673
9.00%, 05/07/23	250	155
8.25%, 10/13/24	1,450	855
9.25%, 05/07/28	90	55

		34,368
Treasury Inflation Index Securities - 0.2%
U.S. Treasury Inflation Indexed Note, 0.63%, 07/15/21 (n)	2,005	2,092
U.S. Treasury Securities - 7.6%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	16,425
6.13%, 11/15/27	700	1,031
4.50%, 05/15/38	5,400	7,034
4.25%, 11/15/40	1,300	1,644
4.38%, 05/15/41	1,700	2,196
U.S. Treasury Note
0.38%, 07/31/13 (e) (o)	41,000	41,088
1.00%, 08/31/16 (e)	4,300	4,311
1.00%, 09/30/16	1,500	1,502
1.50%, 08/31/18	3,300	3,316
4.75%, 02/15/41	2,800	3,826

		82,373
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 36.2%
Federal Home Loan Mortgage Corp. - 7.2%
Federal Home Loan Mortgage Corp.
2.70%, 05/25/18	3,900	3,914
5.00%, 12/01/35	174	190
5.50%, 01/01/36 - 01/01/40	6,788	7,368
6.00%, 01/01/37 (i)	744	795
6.00%, 09/01/37 - 11/01/38	2,652	2,976
6.50%, 01/01/38 - 12/01/38	3,857	4,356
4.50%, 09/01/39 - 09/01/41	3,770	4,042
4.00%, 08/01/40 - 12/01/40	3,119	3,285
4.00%, 11/15/40, TBA (g)	49,000	51,121
REMIC, 1,156.50%, 06/15/21	—	—

	Shares/Par (p)	Value
REMIC, 0.25%, 09/15/35 (0.00% until LIBOR reaches 7.00%) (i)	54	53

		78,100
Federal National Mortgage Association - 28.2%
Federal National Mortgage Association
2.80%, 03/01/18	2,576	2,647
5.00%, 03/01/18 - 04/01/41	8,102	8,748
3.74%, 05/01/18	1,494	1,599
3.84%, 05/01/18 - 07/01/21	1,990	2,137
4.50%, 05/01/18 - 01/01/40	5,567	5,996
6.50%, 02/01/19	1	2
4.51%, 06/01/19	4,400	4,878
3.42%, 10/01/20	1,191	1,242
3.54%, 10/01/20	2,800	2,924
3.38%, 11/01/20	1,687	1,755
3.63%, 12/01/20	894	943
3.76%, 12/01/20	5,159	5,491
3.83%, 07/01/21	1,600	1,704
4.01%, 09/01/21	2,200	2,368
5.50%, 09/01/23 - 08/01/39	17,528	19,077
3.00%, 11/15/25 - 10/15/26, TBA (g)	107,000	109,894
8.00%, 08/01/29 - 01/01/31	75	88
6.00%, 03/01/32 - 11/01/38	1,663	1,847
7.00%, 07/01/32	11	12
2.27%, 11/01/35 (i)	74	77
2.55%, 05/01/36 (i)	478	490
2.69%, 05/01/36 (i)	454	466
2.73%, 08/01/36 (i)	497	525
2.58%, 09/01/36 (i)	484	501
4.00%, 10/01/39 - 04/01/41	25,907	27,191
3.50%, 09/01/40 - 02/01/41	21,666	22,280
4.00%, 10/15/40, TBA (g)	72,000	75,465
3.55%, 11/01/41, TBA (f) (g)	6,000	6,165
REMIC, 10.40%, 04/25/19	1	1

		306,513
Government National Mortgage Association - 0.8%
Government National Mortgage Association
3.95%, 07/15/25	1,046	1,142
6.00%, 06/15/34 - 11/15/38	267	299
4.50%, 06/15/39 - 10/15/39	269	294
5.00%, 07/15/39	81	90
4.00%, 10/15/40, TBA (g)	6,000	6,416
3.50%, 01/15/41	766	802

		9,043

Total Government and Agency Obligations (cost $537,141)		552,152

COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (f)	491	—
MATERIALS - 0.0%
Applied Extrusion Technologies Inc. - Class B (c) (f)	2	—

Total Common Stocks (cost $226)		—

SHORT TERM INVESTMENTS - 36.0%
Investment Companies - 27.3%
JNL Money Market Fund, 0.02% (a) (h)	296,945	296,945

Securities Lending Collateral - 8.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	94,239	94,239

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	232	225

		94,464

Total Short Term Investments (cost $391,416)		391,409

Total Investments - 129.8% (cost $1,415,579)		1,410,432
Total Forward Sales Commitments - (2.0)% (proceeds $21,389)		(21,369)
Other Assets and Liabilities, Net - (27.8%) (o)		(302,442)

Total Net Assets - 100.0%		$1,086,621

FORWARD SALES COMMITMENTS – 2.0%
GOVERNMENT AND AGENCY OBLIGATIONS – 2.0%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 2.0%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
4.50%, 10/15/40, TBA (g)	$1,000	$1,058
5.50%, 10/15/40, TBA (g)	6,000	6,488

		7,546
Federal National Mortgage Association – 1.3%
Federal National Mortgage Association
3.50%, 10/15/40, TBA (g)	4,000	4,109
4.50%, 10/15/40, TBA (g)	1,000	1,061
5.00%, 10/15/40, TBA (g)	3,000	3,227
5.50%, 10/15/40	5,000	5,426

		13,823

Total Forward Sales Commitments - 2.0% (proceeds $21,389)		$21,369

JNL/Goldman Sachs Emerging Markets Debt Fund
CORPORATE BONDS AND NOTES - 14.8%
CONSUMER DISCRETIONARY - 0.1%
Arcos Dorados Holdings Inc., 10.25%, 07/13/16 (e) (r), BRL	1,500	$786
ENERGY - 1.1%
Gazprom Via Gaz Capital SA, 9.25%, 04/23/19	$5,730	6,647
Petroleos de Venezuela SA
4.90%, 10/28/14	1,160	790
8.50%, 11/02/17	1,400	920

		8,357
FINANCIALS - 10.9%
Banco Safra SA, 10.25%, 08/08/16 (r), BRL	2,260	1,166
Banco Votorantim SA, 6.25%, 05/16/16 (r), BRL	1,750	964
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody's rating Ba1) (f), IDR	82,000,000	10,977
Barclays Bank Plc Credit Linked Note (Letras Financeiras Do Te, 0.00%, 12/21/2011, Moody rating N/A) (f), BRL	3,557	9,250
Citigroup Funding Inc.
11.00%, 10/25/18 (f) (i) (q), COP	10,289,000	7,123
11.25%, 10/25/18 (f) (i) (q), COP	9,263,000	6,413
11.00%, 07/27/20 (f) (i) (q), COP	4,514,000	2,913
11.00%, 07/25/24 (f) (q), COP	1,642,000	1,034

	Shares/Par (p)	Value
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f), BRL	3,300	3,754
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40, Moody rating NA) (f), BRL	2,300	2,616
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody Rating Baa1) (f), RUB	45,000	1,359
Deutsche Bank AG Credit Linked Note, (Indonesia Government, 10.75%, 05/15/16, Moody Rating Ba1) (f), IDR	20,500,000	2,838
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14, CNY	19,870	2,120
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody rating Ba1) (f), IDR	65,000,000	8,785
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody rating Ba1) (f), IDR	86,000,000	11,500
HSBC Bank USA Credit Linked Note, (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody rating N/A) (f) (i), BRL	1,640	1,866
JPMorgan Chase & Co., 6.00%, 10/10/12, PHP	40,000	956
JPMorgan Chase & Co. Credit Linked Note, (Indonesia Government, 11.00%, 11/15/20, Moody rating Ba1) (f), IDR	20,000,000	3,009
Red Arrow International Leasing Plc, 8.38%, 06/30/12, RUB	11,278	347
RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	7,379

		86,369
INDUSTRIALS - 2.0%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	506
10.50%, 09/17/20, ZAR	17,000	2,247
10.80%, 11/06/23, ZAR	7,000	942
9.50%, 08/19/25, ZAR	32,000	3,923
8.90%, 11/14/27, ZAR	72,000	8,447

		16,065
MATERIALS - 0.4%
Cemex SAB de CV, 5.37%, 09/30/15 (e) (i) (r)	4,780	2,868
TELECOMMUNICATION SERVICES - 0.3%
MTS International Funding Ltd., 8.63%, 06/22/20	140	138
VimpelCom Holdings BV, 7.50%, 03/01/22 (e) (r)	2,340	1,884

		2,022

Total Corporate Bonds and Notes (cost $114,621)		116,467

GOVERNMENT AND AGENCY OBLIGATIONS - 62.6%
GOVERNMENT SECURITIES - 62.6%
Sovereign - 61.1%
Argentina Government International Bond, 0.00%, 12/15/35 (i)	4,110	565
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/21, BRL	81,449	40,530
Chile Government International Bond, 5.50%, 08/05/20, CLP	589,500	1,192
Colombia Government International Bond 7.75%, 04/14/21, COP	9,604,000	5,349

See accompanying Notes to the Schedules of Investments.

JNL Series Trust LLC (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
9.85%, 06/28/27 (e), COP	14,609,000	9,500
Deutsche Bank AG, 7.35%, 01/20/16 (f), RUB	64,000	1,933
Hungary Government Bond
8.00%, 02/12/15, HUF	1,931,440	9,016
5.50%, 02/12/16, HUF	3,471,010	14,697
6.75%, 02/24/17 - 11/24/17, HUF	2,777,500	12,104
Indonesia Government Bond
7.38%, 09/15/16, IDR	144,764,000	17,181
15.00%, 07/15/18, IDR	18,617,000	3,068
11.00%, 11/15/20, IDR	25,400,000	3,699
12.80%, 06/15/21, IDR	9,308,000	1,493
8.25%, 07/15/21, IDR	116,720,000	14,566
10.50%, 08/15/30, IDR	71,729,000	10,546
Ivory Coast Government International Bond, 2.50%, 12/31/32	731	365
JPMorgan Chase Bank NA, 7.35%, 01/22/16 (f), RUB	625,500	19,146
Malaysia Government Bond
3.43%, 08/15/14, MYR	6,975	2,194
3.74%, 02/27/15, MYR	30,675	9,730
4.26%, 09/15/16, MYR	77,075	25,050
4.38%, 11/29/19, MYR	37,700	12,345
4.16%, 07/15/21, MYR	44,175	14,328
Mexican Bonos
10.00%, 11/20/36, MXN	130,556	11,728
8.50%, 11/18/38, MXN	332,193	25,829
Nota Do Tesouro Nacional, 6.00%, 08/15/40, BRL	14,300	16,267
Peru Government International Bond, 9.91%, 05/05/15, PEN	750	320
Peruvian Government International Bond
7.84%, 08/12/20, PEN	8,270	3,375
8.20%, 08/12/26, PEN	9,120	3,824
6.90%, 08/12/37, PEN	9,290	3,378
6.85%, 02/12/42, PEN	4,920	1,763
Poland Government Bond
5.25%, 10/25/20, PLN	4,150	1,200
5.75%, 10/25/21, PLN	24,300	7,282
Republic of Argentina
2.84%, 12/15/35 (i), EUR	8,310	1,347
3.72%, 12/15/35, ARS	138,810	4,754
Republic of South Africa Government Bond, 10.50%, 12/21/26, ZAR	241,045	34,494
Russian Foreign Bond, 7.85%, 03/10/18, RUB	320,000	9,757
Thailand Government Bond
3.63%, 05/22/15, THB	901,525	29,070
3.13%, 12/11/15, THB	71,300	2,252
4.13%, 11/18/16, THB	508,525	16,719
2.80%, 10/10/17, THB	333,800	10,215
3.88%, 06/13/19, THB	52,000	1,697
3.65%, 12/17/21, THB	285,125	9,050
Turkey Government Bond
3.87%, 04/25/12, TRY	6,500	3,348
0.00%,02/20/13 (j), TRY	45,175	21,724
9.00%, 05/21/14, TRY	43,548	27,217
11.00%, 08/06/14, TRY	5,775	3,306
Venezuela Government International Bond
7.75%, 10/13/19	1,790	1,137
9.00%, 05/07/23	1,880	1,166
8.25%, 10/13/24	2,270	1,339
9.25%, 05/07/28	190	117

		482,272

	Shares/Par (p)	Value
Treasury Inflation Index Securities - 1.5%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	38,837	11,869

Total Government and Agency Obligations (cost $532,440)		494,141

SHORT TERM INVESTMENTS - 19.0%
Investment Companies - 18.0%
JNL Money Market Fund, 0.02% (a) (h)	142,008	142,008

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	7,965	7,965

Total Short Term Investments (cost $149,973)		149,973

Total Investments - 96.4% (cost $797,034)		760,581
Other Assets and Liabilities, Net - 3.6% (o)		28,495

Total Net Assets - 100.0%		$789,076

JNL/Goldman Sachs Mid Cap Value Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 11.5%
DISH Network Corp. - Class A (c)	268	$6,722
Lear Corp.	271	11,645
Liberty Global Inc. (c)	156	5,661
Liberty Media Corp. (c)	722	10,663
Newell Rubbermaid Inc.	394	4,675
NVR Inc. (c)	7	4,503
PetSmart Inc.	109	4,638
PVH Corp.	112	6,510
Ross Stores Inc.	31	2,455
Scripps Networks Interactive Inc.	273	10,150
TRW Automotive Holdings Corp. (c)	156	5,101

		72,723
CONSUMER STAPLES - 6.5%
Coca-Cola Enterprises Inc.	207	5,140
ConAgra Foods Inc.	425	10,298
Energizer Holdings Inc. (c)	72	4,789
JM Smucker Co.	199	14,524
Ralcorp Holdings Inc. (c)	44	3,355
Sara Lee Corp.	193	3,160

		41,266
ENERGY- 5.5%
Cameron International Corp. (c)	159	6,604
Consol Energy Inc.	73	2,487
EQT Corp.	179	9,528
Newfield Exploration Co. (c)	50	1,980
Pioneer Natural Resources Co.	96	6,334
Range Resources Corp.	141	8,237

		35,170
FINANCIALS - 31.7%
Alexandria Real Estate Equities Inc.	94	5,765
AvalonBay Communities Inc.	76	8,695
Camden Property Trust	81	4,499
CIT Group Inc. (c)	176	5,338
Douglas Emmett Inc. (e)	282	4,820
Essex Property Trust Inc.	20	2,371
Everest Re Group Ltd.	157	12,462
Fifth Third Bancorp	701	7,078

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
First Republic Bank (c)	124	2,878
Genworth Financial Inc. - Class A (c)	418	2,400
Hartford Financial Services Group Inc.	379	6,117
Host Hotels & Resorts Inc.	609	6,660
Invesco Ltd.	331	5,128
Janus Capital Group Inc.	424	2,542
Kimco Realty Corp.	412	6,188
Lazard Ltd. - Class A (e)	103	2,181
Legg Mason Inc.	249	6,400
Liberty Property Trust (e)	161	4,689
Lincoln National Corp.	297	4,642
M&T Bank Corp.	74	5,149
Marsh & McLennan Cos. Inc.	158	4,199
MFA Financial Inc.	822	5,767
NASDAQ OMX Group Inc. (c)	374	8,658
PartnerRe Ltd.	97	5,068
Principal Financial Group Inc.	491	11,125
SLM Corp.	766	9,539
SunTrust Banks Inc.	420	7,534
Tanger Factory Outlet Centers Inc.	211	5,496
Taubman Centers Inc.	98	4,907
Unum Group	184	3,846
Ventas Inc.	162	8,004
WR Berkley Corp.	309	9,174
XL Group Plc	410	7,700
Zions Bancorporation	308	4,337

		201,356
HEALTH CARE - 5.2%
Aetna Inc.	204	7,413
Boston Scientific Corp. (c)	1,630	9,635
Hologic Inc. (c)	347	5,279
Patterson Cos. Inc.	118	3,380
Warner Chilcott Plc (c)	505	7,221

		32,928
INDUSTRIALS - 9.2%
BE Aerospace Inc. (c)	158	5,244
Cooper Industries Plc	93	4,278
Eaton Corp.	74	2,611
GrafTech International Ltd. (c)	186	2,359
JetBlue Airways Corp. (c) (e)	902	3,699
Kansas City Southern (c)	99	4,931
Masco Corp.	658	4,683
Parker Hannifin Corp.	90	5,663
Pentair Inc.	257	8,234
Republic Services Inc. - Class A	193	5,415
Spirit Aerosystems Holdings Inc. (c)	371	5,917
Textron Inc.	309	5,452

		58,486
INFORMATION TECHNOLOGY - 8.4%
Adobe Systems Inc. (c)	196	4,735
Amphenol Corp. - Class A	110	4,485
BMC Software Inc. (c)	87	3,372
Electronic Arts Inc. (c)	226	4,627
Maxim Integrated Products Inc.	299	6,965
NetApp Inc. (c)	90	3,068
Nvidia Corp. (c)	385	4,815
ON Semiconductor Corp. (c)	307	2,204
Parametric Technology Corp. (c)	301	4,635
Polycom Inc. (c)	150	2,748
QLIK Technologies Inc. (c)	121	2,618
Quest Software Inc. (c)	183	2,911
Xilinx Inc.	228	6,253

		53,436

	Shares/Par (p)	Value
MATERIALS - 2.6%
Allegheny Technologies Inc.	111	4,122
Celanese Corp. - Class A	76	2,478
Chemtura Corp. (c)	519	5,208
Cytec Industries Inc.	136	4,785

		16,593
TELECOMMUNICATION SERVICES - 1.2%
Sprint Nextel Corp. (c)	2,516	7,648
UTILITIES - 15.7%
AES Corp. (c)	270	2,632
CMS Energy Corp.	369	7,306
Edison International	161	6,156
Energen Corp.	101	4,122
GenOn Energy Inc. (c)	170	472
Great Plains Energy Inc.	149	2,879
Northeast Utilities	162	5,460
NV Energy Inc.	464	6,822
Pinnacle West Capital Corp.	139	5,974
PPL Corp.	565	16,136
Questar Corp.	123	2,175
SCANA Corp.	243	9,825
Sempra Energy	218	11,246
Westar Energy Inc.	142	3,742
Xcel Energy Inc.	602	14,864

		99,811

Total Common Stocks (cost $711,045)		619,417

SHORT TERM INVESTMENTS - 4.7%
Investment Companies - 3.0%
JNL Money Market Fund, 0.02% (a) (h)	19,486	19,486
Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	10,433	10,433
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	256	248

		10,681

Total Short Term Investments (cost $30,175)		30,167

Total Investments - 102.2% (cost $741,220)		649,584
Other Assets and Liabilities, Net - (2.2%)		(14,291)

Total Net Assets - 100.0%		$635,293

JNL/Goldman Sachs U.S. Equity Flex Fund
COMMON STOCKS - 129.0%
CONSUMER DISCRETIONARY - 17.4%
CBS Corp. - Class B (o)	57	$1,156
DISH Network Corp. - Class A (c) (o)	49	1,238
Ford Motor Co. (c)	105	1,012
Fossil Inc. (c)	6	488
Home Depot Inc. (o)	29	940
Johnson Controls Inc. (o)	47	1,252
Jos. A. Bank Clothiers Inc. (c) (o)	26	1,214
Lear Corp. (o)	38	1,640
Liberty Media Corp. (c)	78	1,154
Live Nation Inc. (c) (o)	74	593
Newell Rubbermaid Inc.	45	540
Nike Inc. - Class B	9	747
PVH Corp.	11	669

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
TRW Automotive Holdings Corp. (c)	14	460
Walt Disney Co. (o)	73	2,216

		15,319
CONSUMER STAPLES - 13.2%
Coca-Cola Enterprises Inc. (o)	21	512
ConAgra Foods Inc. (o)	26	626
CVS Caremark Corp. (o)	30	1,004
General Mills Inc. (o)	65	2,488
PepsiCo Inc.	30	1,833
Procter & Gamble Co. (o)	30	1,868
Unilever NV - ADR (o)	52	1,653
Wal-Mart Stores Inc. (o)	33	1,711

		11,695
ENERGY - 14.3%
Cameron International Corp. (c) (o)	26	1,087
Chevron Corp.	10	919
ConocoPhillips (o)	11	669
Devon Energy Corp. (o)	32	1,782
EQT Corp.	15	818
Exxon Mobil Corp. (o)	49	3,570
Newfield Exploration Co. (c) (o)	11	423
Occidental Petroleum Corp.	14	1,010
Range Resources Corp. (o)	25	1,444
Schlumberger Ltd. (o)	14	860

		12,582
FINANCIALS - 19.1%
Allstate Corp. (o)	46	1,090
Ameriprise Financial Inc. (o)	15	586
Bank of America Corp.	187	1,142
Capital One Financial Corp. (o)	23	901
Franklin Resources Inc. (o)	12	1,192
Hartford Financial Services Group Inc. (o)	55	882
Invesco Ltd. (o)	47	732
JPMorgan Chase & Co. (o)	99	2,975
MFA Financial Inc.	79	555
Prudential Financial Inc. (o)	41	1,943
SunTrust Banks Inc. (o)	59	1,063
Travelers Cos. Inc. (o)	29	1,437
U.S. Bancorp	99	2,337

		16,835
HEALTH CARE - 12.9%
Boston Scientific Corp. (c)	304	1,795
Celgene Corp. (c) (o)	27	1,665
Icon Plc - ADR (c) (o)	49	782
Merck & Co. Inc. (o)	85	2,785
Teva Pharmaceutical Industries Ltd. - ADR (o)	60	2,216
Warner Chilcott Plc (c) (o)	49	700
WellPoint Inc. (o)	23	1,488

		11,431
INDUSTRIALS - 12.7%
Boeing Co. (o)	48	2,881
General Electric Co.	240	3,659
Honeywell International Inc. (o)	51	2,238
Illinois Tool Works Inc. (o)	19	795
Textron Inc. (o)	47	832
Union Pacific Corp. (o)	10	849

		11,254
INFORMATION TECHNOLOGY - 27.2%
Accenture Plc (o)	13	660
Adobe Systems Inc. (c) (o)	88	2,123
Apple Inc. (c) (o)	9	3,425

	Shares/Par (p)	Value
Cisco Systems Inc.	30	458
Electronic Arts Inc. (c) (o)	30	611
EMC Corp. (c) (o)	106	2,222
Google Inc. - Class A (c)	5	2,798
Juniper Networks Inc. (c) (o)	35	604
KLA-Tencor Corp.	18	683
Maxim Integrated Products Inc.	78	1,818
Microsoft Corp. (o)	106	2,638
NetApp Inc. (c)	19	639
Nvidia Corp. (c) (o)	53	657
ON Semiconductor Corp. (c)	60	428
Parametric Technology Corp. (c) (o)	52	798
Plantronics Inc. (o)	18	500
QLIK Technologies Inc. (c) (o)	30	642
QUALCOMM Inc.	23	1,128
Xilinx Inc. (o)	44	1,206

		24,038
MATERIALS - 2.8%
Chemtura Corp. (c) (o)	64	645
LyondellBasell Industries NV	22	537
Mosaic Co.	18	867
Sherwin-Williams Co.	6	445

		2,494
TELECOMMUNICATION SERVICES - 4.3%
CenturyLink Inc. (o)	43	1,430
Sprint Nextel Corp. (c)	764	2,321

		3,751
UTILITIES - 5.1%
American Electric Power Co. Inc. (o)	30	1,140
PG&E Corp. (o)	28	1,197
PPL Corp. (o)	63	1,807
Public Service Enterprise Group Inc.	12	400

		4,544

Total Common Stocks (cost $130,260)		113,943

SHORT TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
JNL Money Market Fund, 0.02% (a) (h)	3,113	3,113

Total Short Term Investments (cost $3,113)		3,113

Total Investments - 132.5% (cost $133,373)		117,056
Total Securities Sold Short - (33.1)% (proceeds $33,094)		(29,276)
Other Assets and Liabilities, Net - 0.6%		535

Total Net Assets - 100.0%		$88,315

SECURITIES SOLD SHORT - 33.1%
COMMON STOCKS - 33.1%
CONSUMER DISCRETIONARY - 7.7%
American Axle & Manufacturing Holdings Inc.	54	$412
AutoNation Inc.	14	459
DIRECTV - Class A	11	460
Discovery Communications Inc. - Class A	12	457
DR Horton Inc.	39	349
Federal-Mogul Corp.	18	267
Gap Inc.	29	469
Garmin Ltd.	18	559
Genuine Parts Co.	9	474
Helen of Troy Ltd.	9	217
J.C. Penney Co. Inc.	11	304

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Limited Brands Inc.	8	312
New York Times Co. - Class A	60	346
Penske Auto Group Inc.	29	457
Pool Corp.	11	287
Regis Corp.	17	237
VF Corp.	5	550
Whirlpool Corp.	3	171

		6,787
CONSUMER STAPLES - 1.3%
Kimberly-Clark Corp.	8	595
Walgreen Co.	16	521

		1,116
ENERGY - 2.7%
Apache Corp.	9	737
Noble Energy Inc.	12	863
Transocean Ltd.	17	794

		2,394
FINANCIALS - 3.1%
ACE Ltd.	6	356
Cullen/Frost Bankers Inc.	12	543
eHealth Inc.	35	476
Federated Investors Inc. - Class B	21	360
Valley National Bancorp	62	659
Waddell & Reed Financial Inc. - Class A	15	386

		2,780
HEALTH CARE - 3.7%
Becton Dickinson & Co.	6	438
Bristol-Myers Squibb Co.	30	936
Eli Lilly & Co.	23	867
Laboratory Corp. of America Holdings	6	483
Medtronic Inc.	15	501

		3,225
INDUSTRIALS - 3.3%
Caterpillar Inc.	10	755
Joy Global Inc.	8	508
Lockheed Martin Corp.	7	503
Northrop Grumman Systems Corp.	8	435
Precision Castparts Corp.	5	742

		2,943
INFORMATION TECHNOLOGY - 8.1%
Atmel Corp.	64	520
Ceva Inc.	37	898
Concur Technologies Inc.	26	977
Intel Corp.	49	1,040
International Business Machines Corp.	7	1,231
Lexmark International Inc.	24	659
QLogic Corp.	31	393
Tech Data Corp.	17	752
Teradata Corp.	13	710

		7,180
MATERIALS - 1.0%
EI Du Pont de Nemours & Co.	22	869
TELECOMMUNICATION SERVICES - 1.7%
Level 3 Communications Inc.	318	474
US Cellular Corp.	11	448
Verizon Communications Inc.	16	576

		1,498

	Shares/Par (p)	Value
UTILITIES - 0.5%
Piedmont Natural Gas Co. Inc.	17	484

Total Securities Sold Short - 33.1% (proceeds $33,094)		$29,276

JNL/Invesco Global Real Estate Fund
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 0.2%
Starwood Hotels & Resorts Worldwide Inc.	38	$1,465
FINANCIALS - 97.4%
Real Estate Investment Trusts - 72.0%
Diversified - REITS - 18.8%
Ascendas Real Estate Investment Trust (e)	1,616	2,492
BGP Holdings Plc (f)	5,552	—
British Land Co. Plc	890	6,553
Canadian Real Estate Investment Trust (e)	48	1,637
CapitaCommercial Trust	2,331	1,781
Corio NV	116	5,333
Derwent London Plc	152	3,382
Dexus Property Group (e)	4,774	3,763
Digital Realty Trust Inc. (e)	142	7,828
Fonciere Des Regions	31	2,185
Gecina SA	13	1,132
Goodman Group	10,204	5,591
GPT Group	1,478	4,445
H&R Real Estate Investment Trust (e)	231	4,613
Hammerson Plc	836	4,895
Klepierre	118	3,307
Land Securities Group Plc	766	7,613
Mercialys SA (e)	99	3,525
Segro Plc	849	2,895
Shaftesbury Plc	537	3,878
Stockland (e)	3,455	9,618
Suntec Real Estate Investment Trust	2,574	2,251
Unibail-Rodamco SE	102	18,232
United Urban Investment Corp.	3	2,811
Vornado Realty Trust	204	15,219
Washington REIT	12	349

		125,328
Industrial - REITS - 1.9%
ProLogis Inc.	540	13,100
Office - REITS - 9.9%
Alexandria Real Estate Equities Inc.	123	7,551
Boston Properties Inc.	148	13,190
Douglas Emmett Inc. (e)	179	3,066
Duke Realty Corp.	334	3,502
Great Portland Estates Plc	532	2,801
Highwoods Properties Inc.	140	3,954
ING Office Fund (e)	6,613	3,856
Japan Prime Realty Investment Corp. (e)	1	2,486
Japan Real Estate Investment Corp.	1	5,651
Kilroy Realty Corp.	119	3,729
Nippon Building Fund Inc. (e)	1	6,201
Nomura Real Estate Office Fund Inc. (e)	—	732
Piedmont Office Realty Trust Inc. (e)	179	2,901
SL Green Realty Corp.	68	3,934
Societe Immobiliere de Location pour l’Industrieet le Commerce	25	2,406

		65,960

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Residential - REITS - 9.3%
Advance Residence Investment Corp.	1	1,170
American Campus Communities Inc. (e)	119	4,409
AvalonBay Communities Inc.	100	11,404
Boardwalk Real Estate Investment Trust	100	4,577
BRE Properties Inc.	62	2,617
Camden Property Trust	108	5,950
Equity Lifestyle Properties Inc.	37	2,320
Equity Residential	231	11,974
Essex Property Trust Inc.	67	8,060
Mid-America Apartment Communities Inc.	79	4,776
UDR Inc.	206	4,554

		61,811
Retail - REITS - 19.7%
Acadia Realty Trust	167	3,130
CapitaMall Trust	3,612	5,010
CFS Retail Property Trust	3,854	6,467
DDR Corp.	56	614
Federal Realty Investment Trust	70	5,769
Frontier Real Estate Investment Corp.	—	1,124
General Growth Properties Inc.	434	5,252
Japan Retail Fund Investment Corp.	2	3,347
Kimco Realty Corp.	470	7,070
Link Real Estate Investment Trust	2,212	6,988
Macerich Co.	235	10,028
National Retail Properties Inc. (e)	150	4,038
Primaris Retail Real Estate Investment Trust	252	4,928
Regency Centers Corp.	143	5,038
RioCan Real Estate Investment Trust (e)	251	6,218
Simon Property Group Inc.	277	30,423
Tanger Factory Outlet Centers Inc.	21	552
Taubman Centers Inc.	41	2,073
Westfield Group (e)	1,969	14,598
Westfield Retail Trust	3,669	8,540

		131,207
Specialized - REITS - 12.4%
Big Yellow Group Plc	514	1,907
Chartwell Seniors Housing REIT	535	3,855
DiamondRock Hospitality Co.	410	2,867
Extra Space Storage Inc.	142	2,646
HCP Inc.	381	13,366
Health Care REIT Inc.	256	11,967
Hersha Hospitality Trust	349	1,208
Host Hotels & Resorts Inc.	945	10,339
Public Storage	102	11,405
Senior Housing Properties Trust	131	2,815
Sovran Self Storage Inc.	80	2,981
Sunstone Hotel Investors Inc. (c)	114	651
Ventas Inc.	339	16,741

		82,748
Real Estate Management & Development - 25.4%
Real Estate Operating Companies - 19.0%
Agile Property Holdings Ltd. (e)	1,700	1,103
Beni Stabili SpA	2,081	1,096
Brookfield Properties Corp.	474	6,560
CapitaLand Ltd.	3,148	5,874
CapitaMalls Asia Ltd.	2,029	1,870
China Overseas Land & Investment Ltd. (e)	4,829	6,897
China Resources Land Ltd. (e)	2,084	2,241
City Developments Ltd.	357	2,588
Country Garden Holdings Co. (e)	3,559	984
Evergrande Real Estate Group Ltd. (e)	4,354	1,331
Global Logistic Properties Ltd. (c)	2,954	3,704
GSW Immobilien AG (c) (e)	79	2,251
Hang Lung Properties Ltd.	2,696	8,022

	Shares/Par (p)	Value
Henderson Land Development Co. Ltd. (e)	560	2,514
Hongkong Land Holdings Ltd.	1,782	7,895
Hysan Development Co. Ltd.	656	1,987
Keppel Land Ltd. (e)	863	1,686
Kerry Properties Ltd.	1,183	3,774
Mitsui Fudosan Co. Ltd.	876	13,838
Norwegian Property ASA	661	880
Retail Opportunity Investments Corp. (e)	229	2,542
Shimao Property Holdings Ltd. (e)	1,308	983
Sino Land Co.	1,676	2,213
Sumitomo Realty & Development Co. Ltd. (e)	530	10,188
Sun Hung Kai Properties Ltd.	1,931	22,152
Tokyu Land Corp.	479	1,722
Unite Group Plc	682	1,751
Wharf Holdings Ltd.	1,620	7,993

		126,639
Real Estate Services - 6.4%
AEON Mall Co. Ltd.	102	2,325
Castellum AB (e)	297	3,616
Conwert Immobilien Invest SE (e)	223	2,686
Deutsche Wohnen AG	151	2,004
Mitsubishi Estate Co. Ltd.	1,056	17,129
PSP Swiss Property AG	20	1,801
Sponda OYJ	811	3,048
Swiss Prime Site AG	97	7,847
Wihlborgs Fastigheter AB	144	1,814

		42,270

Total Common Stocks (cost $742,269)		650,528

SHORT TERM INVESTMENTS - 8.2%
Investment Companies - 1.8%
JNL Money Market Fund, 0.02% (a) (h)	11,808	11,808
Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	42,403	42,403
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	582	564

		42,967

Total Short Term Investments (cost $54,793)		54,775

Total Investments - 105.8% (cost $797,062)		705,303
Other Assets and Liabilities, Net - (5.8%)		(38,761)

Total Net Assets - 100.0%		$666,542

JNL/Invesco International Growth Fund
COMMON STOCKS - 90.5%
CONSUMER DISCRETIONARY - 18.2%
Adidas AG	138	$8,404
Bayerische Motoren Werke AG	71	4,667
Compagnie Generale des Etablissements
Michelin	57	3,428
Compass Group Plc	1,403	11,318
Denso Corp.	254	8,172
Eutelsat Communications Group SA	108	4,332
Grupo Televisa SA - GDR	259	4,771
Hyundai Mobis	27	7,697
Informa Plc	905	4,596
Kingfisher Plc	1,506	5,781
Next Plc	190	7,431
Publicis Groupe	70	2,926

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Reed Elsevier Plc	1,116	8,541
Toyota Motor Corp.	238	8,169
WPP Plc	499	4,619
Yamada Denki Co. Ltd. (e)	160	11,131

		105,983
CONSUMER STAPLES - 13.8%
Anheuser-Busch InBev NV	198	10,528
British American Tobacco Plc	216	9,132
Danone SA	124	7,622
Fomento Economico Mexicano SAB de CV - ADR	105	6,833
Imperial Tobacco Group Plc	352	11,862
Koninklijke Ahold NV (e)	491	5,777
L’Oreal SA	38	3,733
Nestle SA	173	9,541
Tesco Plc	1,336	7,828
Unilever NV	248	7,862

		80,718
ENERGY - 9.2%
BG Group Plc	448	8,582
Canadian Natural Resources Ltd.	139	4,073
Cenovus Energy Inc. (e)	175	5,404
Gazprom OAO - ADR	544	5,270
Petroleo Brasileiro SA - ADR	169	3,499
Royal Dutch Shell Plc - Class B	253	7,865
Suncor Energy Inc.	281	7,171
Total SA (e)	82	3,631
WorleyParsons Ltd.	332	8,273

		53,768
FINANCIALS - 9.8%
Akbank T.A.S.	1,242	4,870
Banco Bradesco SA - ADR	643	9,507
BNP Paribas	120	4,724
Fairfax Financial Holdings Ltd.	14	5,282
Industrial & Commercial Bank of China	16,968	8,194
Julius Baer Group Ltd. (c)	170	5,681
Kinnevik Investment AB (e)	157	2,900
QBE Insurance Group Ltd. (e)	359	4,409
Swedbank AB	426	4,700
United Overseas Bank Ltd.	539	6,931

		57,198
HEALTH CARE - 11.0%
Bayer AG	71	3,927
CSL Ltd. (e)	157	4,454
Fresenius Medical Care AG & Co. KGaA	100	6,757
Novartis AG	201	11,232
Novo-Nordisk A/S	82	8,160
Roche Holding AG	57	9,222
Shire Plc	196	6,099
Smith & Nephew Plc	605	5,439
Teva Pharmaceutical Industries Ltd. - ADR	239	8,881

		64,171
INDUSTRIALS - 8.8%
ABB Ltd.	306	5,231
Brambles Ltd. (e)	993	6,121
Canadian National Railway Co.	71	4,733
Fanuc Ltd.	38	5,248
Hutchison Whampoa Ltd.	705	5,217
Keppel Corp. Ltd.	1,140	6,687
Komatsu Ltd. (e)	160	3,445
Nidec Corp. (e)	78	6,274
Schneider Electric SA	68	3,663

	Shares/Par (p)	Value
Volvo AB	467	4,584

		51,203
INFORMATION TECHNOLOGY - 10.2%
Canon Inc.	250	11,347
Cap Gemini SA	140	4,654
Infosys Technologies Ltd. - ADR (e)	105	5,380
Keyence Corp. (e)	25	6,781
NHN Corp. (c)	51	9,776
SAP AG	147	7,498
Taiwan Semiconductor Manufacturing Co. Ltd.	3,366	7,577
Telefonaktiebolaget LM Ericsson	702	6,737

		59,750
MATERIALS - 4.0%
Agrium Inc.	72	4,794
BHP Billiton Ltd.	285	9,446
Lafarge SA	78	2,682
Syngenta AG	24	6,129

		23,051
TELECOMMUNICATION SERVICES - 3.8%
America Movil SAB de CV - ADR	344	7,596
China Mobile Ltd.	485	4,736
Koninklijke KPN NV	92	1,206
VimpelCom Ltd. - ADR	199	1,893
Vodafone Group Plc	2,559	6,596

		22,027
UTILITIES - 1.7%
Centrica Plc	1,244	5,736
International Power Plc	851	4,040

		9,776

Total Common Stocks (cost $556,819)		527,645

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Volkswagen AG	32	4,230

Total Preferred Stocks (cost $6,417)		4,230

SHORT TERM INVESTMENTS - 14.2%
Investment Companies - 8.2%
JNL Money Market Fund, 0.02% (a) (h)	47,395	47,395
Securities Lending Collateral - 6.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	34,392	34,392
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	566	548

		34,940

Total Short Term Investments (cost $82,353)		82,335

Total Investments - 105.4% (cost $645,589)		614,210
Other Assets and Liabilities, Net - (5.4%)		(31,269)

Total Net Assets - 100.0%		$582,941

JNL/Invesco Large Cap Growth Fund
COMMON STOCKS - 92.7%
CONSUMER DISCRETIONARY - 16.9%
Amazon.com Inc. (c)	109	$23,480
AutoZone Inc. (c)	15	4,804

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
BorgWarner Inc. (c)	94	5,666
Coach Inc.	73	3,793
Comcast Corp. - Class A	648	13,544
DIRECTV - Class A (c)	658	27,793
Dollar Tree Inc. (c)	55	4,099
Kohl’s Corp.	189	9,302
Las Vegas Sands Corp. (c)	283	10,840
Macy’s Inc.	365	9,601
Prada SpA (c) (e)	1,282	5,408
Priceline.com Inc. (c)	18	8,159
Starbucks Corp.	415	15,461
Starwood Hotels & Resorts Worldwide Inc.	100	3,884

		145,834
CONSUMER STAPLES - 7.3%
Coca-Cola Co.	99	6,666
CVS Caremark Corp.	347	11,644
Hansen Natural Corp. (c)	67	5,829
Kroger Co.	394	8,654
Mead Johnson Nutrition Co.	140	9,626
Procter & Gamble Co.	321	20,250

		62,669
ENERGY - 7.2%
Anadarko Petroleum Corp.	93	5,839
Cameron International Corp. (c)	307	12,767
Ensco International Plc - ADR	295	11,924
EOG Resources Inc.	66	4,708
Halliburton Co.	333	10,148
National Oilwell Varco Inc.	149	7,651
Weatherford International Ltd. (c)	724	8,842

		61,879
FINANCIALS - 1.7%
BlackRock Inc.	14	2,034
JPMorgan Chase & Co.	433	13,044

		15,078
HEALTH CARE - 10.8%
Allergan Inc.	137	11,315
Allscripts-Misys Healthcare Solutions Inc. (c)	452	8,146
Baxter International Inc.	135	7,564
Express Scripts Inc. (c)	199	7,375
Gilead Sciences Inc. (c)	309	12,007
Illumina Inc. (c)	198	8,093
Medco Health Solutions Inc. (c)	223	10,451
UnitedHealth Group Inc.	500	23,038
Waters Corp. (c)	71	5,372

		93,361
INDUSTRIALS - 10.1%
ABB Ltd. - ADR	606	10,348
Cummins Inc.	51	4,165
Danaher Corp.	313	13,114
Foster Wheeler AG (c)	600	10,665
Ingersoll-Rand Plc	369	10,368
JB Hunt Transport Services Inc.	176	6,365
Precision Castparts Corp.	135	21,034
Union Pacific Corp.	141	11,477

		87,536
INFORMATION TECHNOLOGY - 32.1%
Accenture Plc - Class A	170	8,933
Agilent Technologies Inc. (c)	356	11,119
Apple Inc. (c)	205	78,319
Atmel Corp. (c)	1,033	8,333
Baidu.com - ADR (c)	116	12,411

	Shares/Par (p)	Value
Broadcom Corp. - Class A	382	12,708
Check Point Software Technologies Ltd. (c)	129	6,811
Citrix Systems Inc. (c)	117	6,398
Cognizant Technology Solutions Corp. -
Class A (c)	220	13,806
eBay Inc. (c)	149	4,391
EMC Corp. (c)	410	8,615
F5 Networks Inc. (c)	31	2,189
Google Inc. - Class A (c)	49	25,272
MasterCard Inc.	24	7,674
QUALCOMM Inc.	262	12,748
Rovi Corp. (c)	715	30,743
Salesforce.com Inc.	36	4,111
SanDisk Corp. (c)	66	2,652
Visa Inc. - Class A	168	14,428
Xilinx Inc.	230	6,318

		277,979
MATERIALS - 4.2%
Goldcorp Inc.	285	13,008
Molycorp Inc. (c) (e)	185	6,079
Monsanto Co.	142	8,550
Mosaic Co.	177	8,667

		36,304
TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV - ADR	265	5,841
American Tower Corp. - Class A (c)	281	15,100

		20,941

Total Common Stocks (cost $852,982)		801,581

SHORT TERM INVESTMENTS - 7.7%
Investment Companies - 6.7%
JNL Money Market Fund, 0.02% (a) (h)	58,186	58,186
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	8,258	8,258
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	201	195

		8,453

Total Short Term Investments (cost $66,645)		66,639

Total Investments - 100.4% (cost $919,627)		868,220
Other Assets and Liabilities, Net - (0.4%)		(3,266)

Total Net Assets - 100.0%		$864,954

JNL/Invesco Small Cap Growth Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 17.5%
Buffalo Wild Wings Inc. (c)	24	$1,412
Choice Hotels International Inc.	31	925
Darden Restaurants Inc.	26	1,110
Dick’s Sporting Goods Inc. (c)	39	1,293
DreamWorks Animation SKG Inc. - Class A (c)	30	537
DSW Inc. - Class A	28	1,315
Foot Locker Inc.	72	1,448
Group 1 Automotive Inc. (e)	30	1,072
Jack in the Box Inc. (c)	56	1,121
Life Time Fitness Inc. (c)	37	1,357
Maidenform Brands Inc. (c)	54	1,259

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Monro Muffler Brake Inc.	36	1,186
National CineMedia Inc.	61	891
Penn National Gaming Inc. (c)	46	1,542
Pool Corp.	45	1,176
Steven Madden Ltd. (c)	47	1,416
Tenneco Inc. (c)	35	897
Tractor Supply Co.	21	1,312
TRW Automotive Holdings Corp. (c)	28	920
Under Armour Inc. - Class A (c)	21	1,398
Urban Outfitters Inc. (c)	50	1,122
Vitamin Shoppe Inc. (c)	36	1,352
Weight Watchers International Inc.	20	1,177

		27,238
CONSUMER STAPLES - 4.8%
B&G Foods Inc.	74	1,228
Diamond Foods Inc. (e)	23	1,859
Lancaster Colony Corp. (e)	25	1,534
Nu Skin Enterprises Inc. - Class A	42	1,693
Ruddick Corp.	31	1,211

		7,525
ENERGY - 6.4%
Bill Barrett Corp. (c)	29	1,061
Carrizo Oil & Gas Inc. (c)	40	857
Dresser-Rand Group Inc. (c)	30	1,211
Dril-Quip Inc. (c)	18	968
FMC Technologies Inc. (c)	31	1,154
HollyFrontier Corp.	56	1,476
James River Coal Co. (c) (e)	53	338
Lufkin Industries Inc.	19	986
Patterson-UTI Energy Inc.	52	897
SandRidge Energy Inc. (c)	170	943

		9,891
FINANCIALS - 5.6%
Affiliated Managers Group Inc. (c)	17	1,325
Brown & Brown Inc.	36	647
City National Corp.	21	793
Colonial Properties Trust	70	1,262
Greenhill & Co. Inc. (e)	16	446
Huntington Bancshares Inc.	182	874
ProAssurance Corp.	23	1,646
Stifel Financial Corp. (c)	25	666
SVB Financial Group (c)	30	1,117

		8,776
HEALTH CARE - 18.1%
Acorda Therapeutics Inc. (c)	35	707
Allscripts-Misys Healthcare Solutions Inc. (c)	76	1,368
BioMarin Pharmaceutical Inc. (c)	56	1,792
Bruker Corp. (c)	62	832
Centene Corp. (c)	41	1,175
Chemed Corp.	26	1,422
Health Management Associates Inc. -
Class A (c)	127	880
HMS Holdings Corp. (c)	40	985
Incyte Corp. (c)	95	1,330
Insulet Corp. (c)	50	763
Masimo Corp.	55	1,187
Medicis Pharmaceutical Corp. - Class A	45	1,647
Mednax Inc. (c)	19	1,209
Meridian Bioscience Inc.	44	691
Parexel International Corp. (c)	48	916
PerkinElmer Inc.	49	950
PSS World Medical Inc. (c) (e)	50	980
Quality Systems Inc.	18	1,757

	Shares/Par (p)	Value
Salix Pharmaceuticals Ltd. (c)	39	1,144
Sirona Dental Systems Inc. (c)	31	1,300
STERIS Corp.	44	1,296
Techne Corp.	17	1,141
United Therapeutics Corp. (c)	19	729
VCA Antech Inc. (c)	45	727
Zoll Medical Corp. (c)	36	1,343

		28,271
INDUSTRIALS - 13.7%
Corrections Corp. of America (c)	70	1,597
CoStar Group Inc. (c) (e)	31	1,599
Crane Co.	31	1,104
Forward Air Corp.	40	1,019
Fuel Tech Inc. (c)	21	125
General Cable Corp. (c)	32	758
Hexcel Corp. (c)	66	1,467
HUB Group Inc. - Class A (c)	46	1,296
Kennametal Inc.	34	1,111
Lincoln Electric Holdings Inc.	39	1,123
Lindsay Corp.	18	946
Meritor Inc. (c)	81	569
Tetra Tech Inc. (c)	66	1,241
Thomas & Betts Corp. (c)	25	1,006
TransDigm Group Inc. (c)	37	3,058
Wabtec Corp.	31	1,618
Watsco Inc.	16	823
WESCO International Inc. (c)	26	877

		21,337
INFORMATION TECHNOLOGY - 25.6%
Alliance Data Systems Corp. (c)	16	1,515
Ancestry.com Inc. (c)	33	776
Ansys Inc. (c)	26	1,258
Aspen Technology Inc. (c)	93	1,419
BroadSoft Inc. (c) (e)	44	1,347
Cavium Inc. (c)	41	1,095
Ciena Corp. (c) (e)	56	631
CommVault Systems Inc. (c)	42	1,540
Cymer Inc. (c)	29	1,069
Fair Isaac Corp.	43	935
Finisar Corp. (c)	60	1,051
Hittite Microwave Corp. (c)	28	1,343
Informatica Corp. (c)	46	1,897
Interactive Intelligence Group (c)	36	970
Littelfuse Inc.	27	1,089
Manhattan Associates Inc. (c)	43	1,412
Micros Systems Inc. (c)	34	1,511
Microsemi Corp. (c)	77	1,228
NetGear Inc. (c)	41	1,050
NetLogic Microsystems Inc. (c)	14	696
Open Text Corp. (c)	24	1,256
Parametric Technology Corp. (c)	54	829
PMC - Sierra Inc. (c)	156	935
Polycom Inc. (c)	62	1,139
Power Integrations Inc. (e)	43	1,303
Quest Software Inc. (c)	63	999
RightNow Technologies Inc. (c)	43	1,437
Semtech Corp. (c)	65	1,372
SolarWinds Inc. (c)	63	1,394
Teradyne Inc. (c)	100	1,096
ValueClick Inc. (c)	100	1,553
Volterra Semiconductor Corp. (c)	53	1,012
WebMD Health Corp. - Class A (c)	22	667
Websense Inc. (c)	57	978

		39,802

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MATERIALS - 4.6%
Allied Nevada Gold Corp. (c)	15	531
Carpenter Technology Corp.	30	1,328
Detour Gold Corp.	18	474
Grief Inc. - Class A	24	1,011
Intrepid Potash Inc. (c)	38	952
Olin Corp.	63	1,142
Rockwood Holdings Inc. (c)	26	892
Solutia Inc. (c)	63	809

		7,139
TELECOMMUNICATION SERVICES - 0.8%
SBA Communications Corp. (c)	36	1,245
UTILITIES - 1.7%
Energen Corp.	26	1,065
ITC Holdings Corp.	21	1,623

		2,688

Total Common Stocks (cost $167,766)		153,912

SHORT TERM INVESTMENTS - 6.1%
Investment Companies - 1.4%
JNL Money Market Fund, 0.02% (a) (h)	2,189	2,189
Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	7,136	7,136
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	176	171

		7,307

Total Short Term Investments (cost $9,501)		9,496

Total Investments - 104.9% (cost $177,267)		163,408
Other Assets and Liabilities, Net - (4.9%)		(7,595)

Total Net Assets - 100.0%		$155,813

JNL/Ivy Asset Strategy Fund
COMMON STOCKS - 72.6%
CONSUMER DISCRETIONARY - 23.4%
Bayerische Motoren Werke AG	365	$24,106
CBS Corp. - Class B	1,060	21,609
Compagnie Financiere Richemont SA	892	39,717
Hyundai Motor Co.	165	28,757
LVMH Moet Hennessy Louis Vuitton SA	219	28,908
Prada SpA (c) (q)	2,047	8,633
Sands China Ltd. (c) (r)	15,747	36,843
Starbucks Corp.	528	19,693
Starwood Hotels & Resorts Worldwide Inc. (o)	714	27,733
Wynn Macau Ltd.	11,800	27,904
Wynn Resorts Ltd. (o)	599	68,916

		332,819
CONSUMER STAPLES - 1.8%
Philip Morris International Inc.	406	25,307
ENERGY - 12.9%
ConocoPhillips (o)	954	60,433
Exxon Mobil Corp.	199	14,424
Halliburton Co. (o)	803	24,500
National Oilwell Varco Inc.	386	19,745
Occidental Petroleum Corp.	239	17,117
Schlumberger Ltd.	397	23,716

	Shares/Par (p)	Value
SeaDrill Ltd.	753	20,797
StatoilHydro ASA	142	3,038

		183,770
FINANCIALS - 6.5%
AIA Group Ltd. (r)	8,265	23,404
Apollo Global Management LLC - Class A	821	8,407
Blackstone Group LP	1,320	15,816
BOC Hong Kong Holdings Ltd.	2,053	4,340
China Pacific Insurance Group Co. Ltd.	5,967	17,198
CITIC Securities Co. Ltd. (c) (f) (q)	8,320	14,210
KKR & Co. LP	920	9,571

		92,946
HEALTH CARE - 0.5%
Allergan Inc.	85	7,010
INDUSTRIALS - 6.0%
A P Moller - Maersk A/S - Class B	—	587
Caterpillar Inc.	279	20,565
Cathay Pacific Airways Ltd.	3,254	5,311
Cummins Inc.	229	18,708
Hutchison Port Holdings Trust	132	88
Hutchison Whampoa Ltd.	2,666	19,730
Volvo AB - Class B	2,124	20,864

		85,853
INFORMATION TECHNOLOGY - 19.6%
Apple Inc. (c) (o)	147	55,862
ASML Holding NV	701	24,236
Baidu.com - ADR (c)	446	47,703
Broadcom Corp.	442	14,704
Cognizant Technology Solutions Corp. -
Class A (c) (o)	534	33,507
Google Inc. - Class A (c) (o)	40	20,524
Juniper Networks Inc. (c)	1,107	19,100
NetApp Inc. (c)	538	18,249
Oracle Corp.	668	19,207
Tencent Holdings Ltd.	1,261	26,152

		279,244
MATERIALS - 0.4%
Freeport-McMoRan Copper & Gold Inc.	191	5,825
TELECOMMUNICATION SERVICES - 1.5%
France Telecom SA	290	4,740
Vivendi SA	833	16,962

		21,702

Total Common Stocks (cost $1,151,435)		1,034,476

PREFERRED STOCKS - 5.6%
CONSUMER DISCRETIONARY - 5.5%
Porsche Automobil Holding SE	335	15,971
Volkswagen AG (r)	435	57,352
Volkswagen AG Rights, Convertible Preferred	42	5,674

		78,997
INDUSTRIALS - 0.1%
Volvo (r)	148	1,475

Total Preferred Stocks (cost $84,917)		80,472

PURCHASED OPTIONS - 2.6%
ARM Holdings Plc Call Option, Strike Price 28.00, Expiration 10/22/2011, MSC (f)	804	68

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Bayerische Motoren Werke AG Call Option, Strike Price EUR 62.00, Expiration 12/16/2011, MSC (f)	223	34
Blackstone Group LP Call Option, Strike Price 15.00, Expiration 12/17/2011, DUB (f)	1,516	64
CBS Corp. Call Option, Strike Price 27.00, Expiration 12/17/2011, MSC (f)	890	27
Deutscher Aktien IndeX Put Option, Strike Price EUR 4,850.00, Expiration 10/21/2011, GSC	1,744	742
Deutscher Aktien IndeX Put Option, Strike Price EUR 4,950.00, Expiration 10/21/2011, GSC	1,738	936
Deutscher Aktien IndeX Put Option, Strike Price EUR 5,000.00, Expiration 10/21/2011, MSC	1,745	1,055
Deutscher Aktien IndeX Put Option, Strike Price EUR 5,350.00, Expiration 11/18/2011, DUB	1,747	3,442
EUR versus USD Put Option, Strike Price 1.44, Expiration 11/23/2011, DUB	58,100,000	6,071
EUR versus USD Put Option, Strike Price 1.44, Expiration 11/29/2011, DUB	50,200,000	5,283
Exxon Mobil Corp. Call Option, Strike Price 77.50, Expiration 10/22/2011, DUB (f) (r)	234	18
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 50.00, Expiration 11/19/2011, GSC (f)	416	4
Halliburton Co. Call Option, Strike Price 50.00, Expiration 10/22/2011, JPM (f)	429	—
Juniper Networks Inc. Call Option, Strike Price 24.00, Expiration 10/22/2011, DUB (f)	848	4
NASDAQ 100 Index Put Option, Strike Price 2,050.00, Expiration 11/19/2011, JPM	312	2,867
NASDAQ 100 Index Put Option, Strike Price 2,075.00, Expiration 10/22/2011, MSC	298	1,650
NASDAQ 100 Index Put Option, Strike Price 2,100.00, Expiration 10/22/2011, UBS	298	1,997
NASDAQ 100 Index Put Option, Strike Price 2,150.00, Expiration 11/18/2011, MSC	299	3,552
National-Oilwell Varco Inc. Call Option, Strike Price 77.50, Expiration 11/19/2011	335	4
Russell 2000 Index Put Option, Strike Price 610.00, Expiration 10/22/2011	770	1,380
Russell 2000 Index Put Option, Strike Price 620.00, Expiration 10/21/2011	770	1,639
Russell 2000 Index Put Option, Strike Price 625.00, Expiration 10/22/2011	748	1,731
Russell 2000 Index Put Option, Strike Price 650.00, Expiration 11/19/2011, DUB	772	3,872
Starbucks Corp. Call Option, Strike Price 42.00, Expiration 10/22/2011, DUB (f)	791	21
Starwood Hotels & Resorts Worldwide Inc. Call Option, Strike Price 49.00, Expiration 11/19/2011	452	25
Volvo AB Call Option, Strike Price SEK 85.00, Expiration 12/16/2011, MSC (f)	1,258	21

Total Options (cost $29,548)		36,507

PRECIOUS METALS - 13.0%
Gold Bullion	114,022	184,829

Total Precious Metals (cost $159,088)		184,829

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 6.8%
INVESTMENT COMPANIES - 6.8%
JNL Money Market Fund, 0.02% (a) (h)	97,672	97,672

Total Short Term Investments (cost $97,672)		97,672

Total Investments - 100.6% (cost $1,522,660)		1,433,956
Other Assets and Liabilities, Net - (0.6%) (o)		(8,379)

Total Net Assets - 100.0%		$1,425,577

JNL/JPMorgan International Value Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 8.0%
Bridgestone Corp.	222	$5,046
Daimler AG	135	5,993
InterContinental Hotels Group Plc	304	4,927
Nissan Motor Co. Ltd. (e)	991	8,772
PPR SA	35	4,508
Sodexo SA	98	6,444
Toyota Motor Corp.	221	7,582

		43,272
CONSUMER STAPLES - 5.3%
British American Tobacco Plc	235	9,920
Japan Tobacco Inc.	2	10,225
Unilever NV	270	8,533

		28,678
ENERGY - 10.9%
BP Plc	1,663	9,971
Cairn Energy Plc (c)	888	3,851
JX Holdings Inc.	1,419	7,964
Repsol YPF SA	311	8,211
Royal Dutch Shell Plc	840	25,947
Tullow Oil Plc	152	3,079

		59,023
FINANCIALS - 21.6%
African Bank Investments Ltd.	903	3,671
Allianz SE	132	12,373
Aviva Plc	1,118	5,257
Banco Bilbao Vizcaya Argentaria SA	671	5,555
Barclays Plc	1,513	3,709
BNP Paribas	193	7,607
China Construction Bank Corp.	6,793	4,109
China Resources Land Ltd. (e)	2,746	2,953
Commerzbank AG (c) (e)	1,591	3,987
Credit Suisse Group AG (c)	196	5,139
Deutsche Boerse AG (f)	69	3,487
DnB NOR ASA	509	5,075
Erste Group Bank AG	120	3,048
HSBC Holdings Plc	443	3,390
ING Groep NV (c)	1,232	8,690
KBC Groep NV (e)	149	3,427
Lloyds Banking Group Plc (c)	6,115	3,283
Man Group Plc	1,097	2,837
Nordea Bank AB	861	6,968
QBE Insurance Group Ltd. (e)	317	3,889
Standard Chartered Plc	199	3,977
Sumitomo Mitsui Financial Group Inc. (e)	520	14,648

		117,079

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
HEALTH CARE - 10.2%
Bayer AG	199	11,009
GlaxoSmithKline Plc	722	14,905
Novartis AG	248	13,878
Sanofi-Aventis SA	236	15,515

		55,307
INDUSTRIALS - 10.9%
Amada Co. Ltd. (e)	579	3,809
Bouygues SA (e)	83	2,730
Cookson Group Plc	302	2,015
East Japan Railway Co.	69	4,189
European Aeronautic Defence & Space Co. NV	209	5,869
Experian Plc	357	4,011
Hamburger Hafen und Logistik AG (e)	24	678
Marubeni Corp.	727	4,059
Mitsubishi Electric Corp.	540	4,783
Mitsui & Co. Ltd. (e)	427	6,185
Nippon Sheet Glass Co. Ltd. (e)	977	2,186
Ruukki Group Oyj (e)	583	766
Schneider Electric SA	161	8,641
Sumitomo Corp. (e)	776	9,597

		59,518
INFORMATION TECHNOLOGY - 5.6%
Canon Inc.	128	5,807
Fujitsu Ltd. (e)	1,672	7,885
HON HAI Precision Industry Co. Ltd.	1,700	3,789
Samsung Electronics Co. Ltd.	10	7,187
Telefonaktiebolaget LM Ericsson	617	5,923

		30,591
MATERIALS - 5.8%
BASF SE	98	5,960
First Quantum Minerals Ltd.	223	2,962
Glencore International Plc (e)	199	1,253
Holcim Ltd.	127	6,719
Lanxess AG	37	1,759
Petropavlovsk Plc	152	1,397
Solvay SA (e)	58	5,437
UPM-Kymmene Oyj	520	5,872

		31,359
TELECOMMUNICATION SERVICES - 11.1%
BT Group Plc	1,762	4,723
Deutsche Telekom AG	568	6,672
KDDI Corp. (e)	2	12,426
Koninklijke KPN NV	355	4,679
Nippon Telegraph & Telephone Corp.	147	7,038
Singapore Telecommunications Ltd.	2,698	6,504
Vodafone Group Plc	7,192	18,536

		60,578
UTILITIES - 7.3%
Centrica Plc	1,318	6,077
E.ON AG	343	7,431
GDF Suez	297	8,835
International Power Plc	1,143	5,428
Snam Rete Gas SpA	1,739	8,029
Suez Environnement SA	271	3,768

		39,568

Total Common Stocks (cost $622,162)		524,973

	Shares/Par (p)	Value
PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 1.0%
Volkswagen AG	39	5,134

Total Preferred Stocks (cost $5,376)		5,134

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	671	99

Total Rights (cost $100)		99

SHORT TERM INVESTMENTS - 14.4%
Investment Companies - 2.3%
JNL Money Market Fund, 0.02% (a) (h)	12,195	12,195
Securities Lending Collateral - 12.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	65,321	65,321
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	510	494

		65,815

Total Short Term Investments (cost $78,026)		78,010

Total Investments - 112.1% (cost $705,664)		608,216
Other Assets and Liabilities, Net - (12.1%)		(65,566)

Total Net Assets - 100.0%		$542,650

JNL/JPMorgan Mid Cap Growth Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 18.7%
Abercrombie & Fitch Co. - Class A	58	$3,546
BorgWarner Inc. (c)	85	5,127
Coach Inc.	82	4,240
Deckers Outdoor Corp. (c)	38	3,581
Dick’s Sporting Goods Inc. (c)	84	2,814
Fossil Inc. (c)	33	2,683
Harley-Davidson Inc.	189	6,492
International Game Technology	282	4,098
Lululemon Athletica Inc. (c)	56	2,700
Marriott International Inc.	184	4,998
NetFlix Inc. (c)	21	2,342
Royal Caribbean Cruises Ltd.	135	2,911
Scripps Networks Interactive Inc. - Class A	110	4,104
Sirius XM Radio Inc. (c) (e)	2,186	3,301
Sotheby’s - Class A	65	1,781
Tempur-Pedic International Inc. (c)	48	2,530
Tesla Motors Inc. (c) (e)	85	2,073
Toll Brothers Inc. (c)	175	2,518
Wynn Resorts Ltd.	29	3,291

		65,130
ENERGY - 7.4%
Cameron International Corp. (c)	156	6,498
CARBO Ceramics Inc.	19	1,968
Concho Resources Inc. (c)	89	6,310
Core Laboratories NV (e)	42	3,773
Newfield Exploration Co. (c)	82	3,251
Range Resources Corp.	69	4,057

		25,857
FINANCIALS - 8.8%
Air Lease Corp. (c) (e)	160	3,068

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Blackstone Group LP	234	2,799
BOK Financial Corp.	73	3,432
Camden Property Trust	58	3,211
Lazard Ltd. - Class A	126	2,648
Moody's Corp.	160	4,863
Och-Ziff Capital Management Group LLC - Class A	93	846
ProLogis Inc.	96	2,338
T. Rowe Price Group Inc.	94	4,511
TD Ameritrade Holding Corp.	188	2,762

		30,478
HEALTH CARE - 13.3%
Alexion Pharmaceuticals Inc. (c)	78	4,965
Brookdale Senior Living Inc. (c)	195	2,448
Bruker Corp. (c)	125	1,684
Cerner Corp. (c)	65	4,435
Coventry Health Care Inc. (c)	117	3,374
Humana Inc.	72	5,258
Illumina Inc. (c)	50	2,030
Lincare Holdings Inc.	158	3,546
Perrigo Co.	41	3,981
Sirona Dental Systems Inc. (c)	114	4,822
Thoratec Corp. (c)	100	3,270
Valeant Pharmaceuticals International Inc.	177	6,578

		46,391
INDUSTRIALS - 18.6%
AGCO Corp. (c)	65	2,250
Armstrong World Industries Inc.	97	3,327
Avis Budget Group Inc. (c)	235	2,275
Carlisle Cos. Inc.	114	3,644
Cooper Industries Plc	64	2,947
Cummins Inc.	50	4,069
Goodrich Corp.	56	6,722
IHS Inc. - Class A (c)	65	4,893
JB Hunt Transport Services Inc.	99	3,572
Pall Corp.	108	4,571
Parker Hannifin Corp.	52	3,308
Roper Industries Inc.	49	3,355
Stericycle Inc. (c)	59	4,727
TransDigm Group Inc. (c)	39	3,205
Wabtec Corp.	85	4,494
WW Grainger Inc.	50	7,432

		64,791
INFORMATION TECHNOLOGY - 26.7%
Agilent Technologies Inc. (c)	126	3,941
Alliance Data Systems Corp. (c)	64	5,914
Amphenol Corp. - Class A	81	3,301
Aruba Networks Inc. (c) (e)	105	2,198
Avago Technologies Ltd.	141	4,611
CGI Group Inc. - Class A (c)	149	2,793
Citrix Systems Inc. (c)	47	2,568
Concur Technologies Inc. (c)	55	2,043
Equinix Inc. (c)	44	3,944
F5 Networks Inc. (c)	51	3,595
Factset Research Systems Inc.	33	2,963
FleetCor Technologies Inc. (c)	78	2,054
Fortinet Inc. (c)	103	1,732
Freescale Semiconductor Holdings I Ltd. (c) (e)	212	2,343
Microchip Technology Inc. (e)	126	3,904
Micros Systems Inc. (c)	93	4,092
NetApp Inc. (c)	86	2,929
Nuance Communications Inc. (c)	248	5,043
OpenTable Inc. (c) (e)	48	2,186

	Shares/Par (p)	Value
Polycom Inc. (c)	181	3,318
Rackspace Hosting Inc. (c)	73	2,506
Red Hat Inc. (c)	107	4,539
Rovi Corp. (c)	83	3,567
Salesforce.com Inc.	31	3,508
TE Connectivity Ltd.	127	3,563
VeriFone Holdings Inc. (c)	114	3,992
Xilinx Inc.	130	3,556
Zebra Technologies Corp. - Class A (c)	63	1,934

		92,637
MATERIALS - 3.8%
FMC Corp.	76	5,242
Grief Inc. - Class A	69	2,977
Sherwin-Williams Co.	66	4,912

		13,131

Total Common Stocks (cost $383,060)		338,415

SHORT TERM INVESTMENTS - 7.3%
Investment Companies - 2.1%
JNL Money Market Fund, 0.02% (a) (h)	7,251	7,251
Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	17,679	17,679
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	254	245

		17,924

Total Short Term Investments (cost $25,184)		25,175

Total Investments - 104.6% (cost $408,244)		363,590
Other Assets and Liabilities, Net - (4.6%)		(15,899)

Total Net Assets - 100.0%		$347,691

JNL/JPMorgan U.S. Government & Quality Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 4.2%
ACE Securities Corp. REMIC, 0.36%, 02/25/31 (i)	$272	$208
AH Mortgage Advance Trust, 2.63%, 05/10/42 (r)	1,337	1,332
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 09/11/36 (i)	1,976	2,115
CompuCredit Acquired Portfolio Voltage Master Trust, 0.40%, 09/15/18 (i)	286	272
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	108	113
Countrywide Alternative Loan Trust REMIC
0.44%, 07/20/46 (i)	1,127	431
0.43%, 12/20/46 (i)	1,375	684
Countrywide Home Equity Loan Trust, 0.52%, 02/15/34 (i)	544	385
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	1,075	1,080
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/11/17	4,335	4,389
Federal National Mortgage Association REMIC, 6.00%, 02/25/37 (i)	9,619	10,835

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
IndyMac Seconds Asset Backed Trust REMIC, 0.36%, 06/25/36 (i)	939	120
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,662
MASTR Adjustable Rate Mortgages Trust REMIC, 2.26%, 02/25/34 (i)	680	519
Morgan Stanley Capital I, 4.05%, 06/15/21 (f)	1,697	1,714
Morgan Stanley Mortgage Loan Trust REMIC, 2.51%, 10/25/34 (i)	557	495
NCUA Guaranteed Notes, 1.60%, 10/29/20	2,287	2,310
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,564	4,627
Provident Funding Mortgage Loan Trust REMIC, 2.68%, 10/25/35 (i)	398	348
Residential Funding Mortgage Securities I REMIC, 5.50%, 02/25/35	4,003	3,904
SACO I Inc. REMIC, 0.49%, 06/25/36 (i)	342	112
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i)	3,872	3,867
Structured Asset Mortgage Investments Inc. REMIC, 0.44%, 08/25/36 (i)	1,374	785
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,580	3,054
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	3,707	3,822
6.00%, 06/25/37	782	723
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	4,799

Total Non-U.S. Government Agency Asset- Backed Securities (cost $58,241)		55,705

CORPORATE BONDS AND NOTES - 1.7%
CONSUMER STAPLES - 0.1%
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	790
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	666
FINANCIALS - 1.2%
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	3,838
General Electric Capital Corp., 3.00%, 12/09/11	2,500	2,513
Morgan Stanley, 3.25%, 12/01/11	2,500	2,512
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,400
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,547
Wells Fargo & Co., 3.00%, 12/09/11 (e)	1,525	1,533

		17,343
INDUSTRIALS - 0.1%
Lockheed Martin Corp., 3.35%, 09/15/21	984	974
INFORMATION TECHNOLOGY - 0.1%
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,307
UTILITIES - 0.1%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,205

Total Corporate Bonds and Notes (cost $22,165)		22,285

GOVERNMENT AND AGENCY OBLIGATIONS - 85.7%
GOVERNMENT SECURITIES - 30.4%
Federal Farm Credit Bank - 0.7% (v)
Federal Farm Credit Bank, 5.75%, 12/07/28	7,000	9,083
Federal Home Loan Bank - 1.3% (v)
Federal Home Loan Bank 4.88%, 05/17/17 (e)	10,000	11,931

	Shares/Par (p)	Value
5.25%, 12/11/20	4,500	5,476

		17,407
Federal National Mortgage Association - 1.9% (v)
Federal National Mortgage Association, 0.00%, 10/09/19 - 11/15/20 (j)	33,000	25,361
Federal National Mortgage Association Principal Strip, 0.00%, 03/23/28 (j)	4,000	2,289

		27,650
Sovereign - 4.3%
Financing Corp. Fico, 0.00%, 04/05/19 (j)	5,000	4,318
Israel Government Aid Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	24,688
Province of Saskatchewan Canada, 9.38%, 12/15/20 (e)	1,500	2,246
Residual Funding
0.00%,10/15/19 (e) (j)	3,800	3,245
0.00%, 07/15/20 - 01/15/30 (j)	12,410	8,773
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/21 (j)	14,487	11,205

		54,475
Treasury Inflation Index Securities - 2.0%
U.S. Treasury Inflation Indexed Note
2.38%, 10/04/11 (n)	2,252	2,816
1.38%, 07/15/18 (n)	15,715	17,414
2.00%, 01/15/40 (n)	5,896	7,004

		27,234
U.S. Treasury Securities - 20.2%
U.S. Treasury Bond
8.13%, 08/15/21 (e)	25,000	20,286
5.25%, 11/15/28 - 02/15/29	30,000	40,917
5.38%, 02/15/31	33,000	46,422
U.S. Treasury Note
2.00%, 04/30/16	25,000	26,297
4.63%, 02/15/17	22,000	26,103
4.75%, 08/15/17	17,000	20,469
3.38%, 11/15/19	50,000	56,703
2.63%, 08/15/20	30,000	32,130

		269,327
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 55.3%
Federal Home Loan Mortgage Corp. - 23.4%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	3	3
8.00%, 07/01/20	14	16
6.00%, 11/01/28	207	229
7.00%, 04/01/29 - 08/01/32	226	261
5.00%, 08/01/33 - 12/01/34	4,187	4,576
5.25%, 12/01/35 (i)	3,408	3,633
5.49%, 01/01/37 (i)	302	320
5.50%, 07/01/38, TBA (g)	29,818	32,312
4.50%, 10/01/40, TBA (g)	3,340	3,538
REMIC, 5.00%, 10/15/17 - 08/15/39	106,480	117,051
REMIC, 4.50%, 06/15/18 - 07/15/34	38,684	42,616
REMIC, 5.50%, 01/15/26 - 07/15/40	55,180	62,319
REMIC, 3.50%, 02/15/26 - 06/15/26	35,400	37,504
REMIC, 4.00%, 06/15/36	5,000	5,378
REMIC, 6.00%, 07/15/37	2,000	2,383

		312,139
Federal National Mortgage Association - 23.3%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	3	3
12.00%, 01/01/16 - 01/15/16	16	18
5.00%, 02/01/19 - 11/01/40	57,755	62,868
11.50%, 09/01/19	—	—

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
10.50%, 08/01/20	3	4
4.00%, 02/01/25 - 09/01/25	22,510	23,772
6.50%, 03/01/26 - 03/01/36	1,837	2,047
7.00%, 05/01/26 - 01/01/30	21	24
8.00%, 07/01/29 - 03/01/31	147	173
6.00%, 02/01/31 - 12/01/36	24,025	26,873
7.50%, 02/01/31	20	23
5.50%, 02/01/35 - 10/01/36	15,516	17,032
REMIC, 5.00%, 05/25/18 - 09/25/39	37,209	40,820
REMIC, 4.00%, 01/25/19 - 04/25/30	28,000	29,659
REMIC, 4.50%, 04/25/23 - 02/25/40	54,012	58,652
REMIC, 3.50%, 07/25/33	1,645	1,732
REMIC, 5.50%, 12/25/34 - 11/25/35	15,552	17,524
REMIC, 0.00%,04/25/36 (j)	5,746	5,388
REMIC, 11.06%, 02/25/40 (i)	896	956
REMIC, 7.50%, 12/25/41	9,039	10,618
REMIC, 5.75%, 06/25/42	2,279	2,496
REMIC, 4.68%, 06/25/43	5,768	6,162
REMIC, 6.00%, 12/25/49	2,532	2,815

		309,659
Government National Mortgage Association - 8.6%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	3,127	3,506
4.00%, 11/20/38	15,000	16,297
REMIC, 4.00%, 09/16/24	5,000	5,420
REMIC, 6.50%, 06/20/28 - 06/16/31	3,995	4,431
REMIC, 5.00%, 09/20/32 - 05/20/40	20,578	23,213
REMIC, 5.50%, 03/20/33 - 02/16/38	25,127	27,502
REMIC, 6.00%, 12/16/33	3,180	3,673
REMIC, 3.00%, 04/20/39	9,634	10,141
REMIC, 4.50%, 06/20/39	10,000	11,129
Government National Mortgage Association, Interest Only REMIC
6.50%, 11/20/34	237	7
6.17%, 05/16/38 (i)	7,107	1,440
Interest Only, 5.90%, 07/20/41 (i)	48,309	8,056

		114,815

Total Government and Agency Obligations (cost $1,036,106)		1,141,789

SHORT TERM INVESTMENTS - 12.6%
Investment Companies - 10.6%
JNL Money Market Fund, 0.02% (a) (h)	141,260	141,260
Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	25,127	25,127
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	1,918	1,858

		26,985

Total Short Term Investments (cost $168,305)		168,245

Total Investments - 104.2% (cost $1,284,817)		1,388,024
Other Assets and Liabilities, Net - (4.2%)		(56,539)

Total Net Assets - 100.0%		$1,331,485

JNL/Lazard Emerging Markets Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 5.4%
CFAO SA	207	$7,408
Cia Hering	23	385

	Shares/Par (p)	Value
Corp GEO SAB de CV (c)	159	206
Desarrolladora Homex SAB de CV - ADR (c) (e)	238	3,208
Genting Bhd	99	281
Grupo Televisa SA - GDR	593	10,904
Hyundai Mobis	42	11,794
MRV Engenharia e Participacoes SA	62	317
Tofas Turk Otomobil Fabrikasi AS	69	245
Truworths International Ltd.	1,578	13,714
Woongjin Coway Co. Ltd.	422	13,582

		62,044
CONSUMER STAPLES - 13.2%
British American Tobacco Plc	514	7,173
Cia de Bebidas das Americas - ADR	475	14,559
CP ALL PCL	5,810	8,971
Eastern Tobacco	280	4,167
Hite Jinro Co. Ltd.	185	3,943
Kimberly-Clark de Mexico SAB de CV	1,546	7,886
KT&G Corp.	401	25,008
Magnit OJSC - GDR (r)	363	6,945
Massmart Holdings Ltd.	261	4,462
Natura Cosmeticos SA	863	14,683
Oriflame Cosmetics SA (e)	227	8,220
Shoprite Holdings Ltd.	1,378	19,291
Souza Cruz SA	1,352	13,469
Tiger Brands Ltd.	489	12,688

		151,465
ENERGY - 7.0%
Alliance Oil Co. Ltd. (c) (e)	35	372
Banpu Public Co. Ltd.	751	12,674
Eurasia Drilling Co. Ltd. - GDR	11	206
Gazprom OAO - ADR	1,514	14,670
Lukoil OAO - ADR	180	9,039
Oil & Gas Development Co. Ltd.	4,461	6,685
Pacific Rubiales Energy Corp.	17	362
Pakistan Petroleum Ltd.	4,466	9,647
PT Tambang Batubara Bukit Asam Tbk	4,532	8,564
PTT Exploration & Production PCL	327	1,468
TMK OAO - GDR	24	217
YPF SA - ADR	492	16,833

		80,737
FINANCIALS - 22.3%
Agricultural Bank of China (e)	1,018	332
Akbank T.A.S.	2,860	11,217
Banco do Brasil SA	3,132	40,548
BanColombia SA - ADR (e)	7	390
Bank Mandiri Persero Tbk PT	11,617	8,213
Bank of India	1,448	9,275
Bank Rakyat Indonesia Persero Tbk PT	429	281
China Construction Bank Corp.	16,186	9,790
Commercial International Bank	3,123	12,001
Grupo Financiero Banorte SAB de CV	82	243
Halyk Savings Bank of Kazakhstan JSC - GDR	64	408
ICICI Bank Ltd. - ADR	12	399
Kasikornbank Public Co. Ltd.	1,763	6,694
KB Financial Group Inc.	323	10,676
Korea Life Insurance Co. Ltd.	2,712	12,698
Nedbank Group Ltd.	633	10,675
OTP Bank Rt	799	11,759
Ping an Insurance Group Co. of China Ltd.	49	271
Punjab National Bank Ltd.	1,189	23,020
Sanlam Ltd.	2,645	8,836
Sberbank of Russia - ADR	1,737	14,937

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Shinhan Financial Group Co. Ltd.	842	29,351
SM Investments Corp.	23	278
Standard Bank Group Ltd.	826	9,451
Turkiye Is Bankasi SA	9,811	25,203

		256,946
INDUSTRIALS - 8.6%
Bharat Heavy Electricals Ltd.	577	19,242
Bidvest Group Ltd.	859	15,817
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	256	286
China National Materials Co. Ltd.	672	242
China State Construction International Holdings Ltd.	528	278
Cia de Concessoes Rodoviarias	408	10,520
Globaltrans Investment Plc - GDR	26	364
KOC Holding AS	3,361	12,423
KOC Holding AS - ADR (e)	26	475
Localiza Rent a Car SA	23	305
Murray & Roberts Holdings Ltd.	2,110	6,769
Orascom Construction Industries	382	13,458
Samsung Engineering Co. Ltd.	2	290
United Tractors Tbk PT	3,884	9,598
Weichai Power Co. Ltd. (e)	2,064	9,377

		99,444
INFORMATION TECHNOLOGY - 16.4%
AAC Technologies Holdings Inc.	142	305
Cielo SA	1,847	40,676
Cielo SA - ADR (e)	20	441
Delta Electronics Inc.	1,300	3,045
HON HAI Precision Industry Co. Ltd.	113	252
HON HAI Precision Industry Co. Ltd. - GDR	1,961	8,833
HTC Corp.	622	13,661
Infosys Technologies Ltd. - ADR (e)	143	7,323
MediaTek Inc.	1,005	10,927
Netease.com - ADR (c)	179	6,831
NHN Corp. (c)	88	16,684
Redecard SA	2,951	39,729
Samsung Electronics Co. Ltd.	31	21,680
Synnex Technology International Corp.	147	317
Taiwan Semiconductor Manufacturing Co. Ltd.	146	329
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,508	17,242
Totvs SA	17	285
Tripod Technology Corp.	108	281

		188,841
MATERIALS - 13.5%
Cia Siderurgica Nacional SA - ADR	1,715	13,620
First Quantum Minerals Ltd.	938	12,484
Grupo Mexico SAB de CV	7,648	18,089
Hidili Industry International Development Ltd. (e)	489	142
Huabao International Holdings Ltd. (e)	18,159	14,777
Jindal Steel & Power Ltd.	1,279	13,133
Kumba Iron Ore Ltd. (e)	245	12,873
Kumba Resources Ltd.	21	430
Pretoria Portland Cement Co. Ltd.	2,782	7,980
Semen Gresik Persero Tbk PT	11,730	10,979
Siam Cement PCL	810	8,074
Uralkali - GDR (e)	315	10,767
Vale SA - ADR	1,403	31,950

		155,298
TELECOMMUNICATION SERVICES - 9.4%
America Movil SAB de CV - ADR	744	16,421

	Shares/Par (p)	Value
Egyptian Co. for Mobile Services	186	2,860
Mobile Telesystems - ADR	1,372	16,874
Philippine Long Distance Telephone Co. - ADR	501	24,825
PT Telekomunikasi Indonesia - ADR (e)	829	27,405
Turkcell Iletisim Hizmet AS	4,428	20,093
Turkcell Iletisim Hizmet AS - ADR (c) (e)	32	360

		108,838
UTILITIES - 1.9%
Companhia Energetica de Minas Gerais - ADR (e)	998	14,807
Perusahaan Gas Negara PT	22,585	6,788

		21,595

Total Common Stocks (cost $1,283,379)		1,125,208

PREFERRED STOCKS - 0.2%
INDUSTRIALS - 0.0%
Marcopolo SA	78	285
MATERIALS - 0.2%
Usinas Siderurgicas de Minas Gerais SA, Class A	420	2,356

Total Preferred Stocks (cost $5,431)		2,641

SHORT TERM INVESTMENTS - 5.0%
Investment Companies - 0.9%
JNL Money Market Fund, 0.02% (a) (h)	10,250	10,250
Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	46,796	46,796
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	486	471

		47,267

Total Short Term Investments (cost $57,532)		57,517

Total Investments - 102.9% (cost $1,346,342)		1,185,366
Other Assets and Liabilities, Net - (2.9%)		(33,472)

Total Net Assets - 100.0%		$1,151,894

JNL/Lazard Mid Cap Equity Fund
COMMON STOCKS - 91.3%
CONSUMER DISCRETIONARY - 15.0%
ANN Inc. (c)	74	$1,683
AutoZone Inc. (c)	4	1,404
Big Lots Inc. (c)	60	2,093
Darden Restaurants Inc.	57	2,415
DeVry Inc.	59	2,166
International Game Technology	243	3,535
Interpublic Group of Cos. Inc.	182	1,310
Lear Corp.	70	2,982
Mattel Inc.	110	2,840
Newell Rubbermaid Inc.	130	1,543
Ross Stores Inc.	61	4,816
TJX Cos. Inc.	32	1,770

		28,557
CONSUMER STAPLES - 8.5%
Avon Products Inc. (e)	61	1,198
Campbell Soup Co.	102	3,308
Energizer Holdings Inc. (c)	69	4,604

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Molson Coors Brewing Co. - Class B	103	4,076
Ralcorp Holdings Inc. (c)	38	2,892

		16,078
ENERGY - 6.9%
Consol Energy Inc.	29	988
EQT Corp.	33	1,772
Marathon Petroleum Corp.	58	1,561
Noble Energy Inc.	27	1,876
QEP Resources Inc.	59	1,589
Rowan Cos. Inc. (c)	97	2,916
Tidewater Inc.	60	2,502

		13,204
FINANCIALS - 13.9%
Ameriprise Financial Inc.	89	3,487
City National Corp.	39	1,476
Duke Realty Corp.	207	2,176
Fifth Third Bancorp	272	2,744
Invesco Ltd.	176	2,736
Kilroy Realty Corp.	57	1,778
LaSalle Hotel Properties	123	2,367
Macerich Co.	63	2,698
PartnerRe Ltd.	34	1,762
Principal Financial Group Inc.	67	1,508
Signature Bank (c)	25	1,188
Tanger Factory Outlet Centers Inc.	96	2,492

		26,412
HEALTH CARE - 9.9%
Dentsply International Inc.	59	1,820
Healthsouth Corp. (c)	78	1,157
Laboratory Corp. of America Holdings (c)	42	3,352
Medicis Pharmaceutical Corp.	69	2,502
Quest Diagnostics Inc.	34	1,654
Warner Chilcott Plc - Class A (c)	183	2,610
Waters Corp. (c)	39	2,959
Zimmer Holdings Inc. (c)	52	2,766

		18,820
INDUSTRIALS - 10.7%
Corrections Corp. of America (c)	182	4,136
Dover Corp.	77	3,607
Equifax Inc.	126	3,864
Foster Wheeler AG (c)	71	1,260
Rockwell Collins Inc.	65	3,445
Thomas & Betts Corp. (c)	72	2,866
Timken Co.	36	1,168

		20,346
INFORMATION TECHNOLOGY - 15.5%
Amdocs Ltd. (c)	138	3,753
BMC Software Inc. (c)	92	3,563
Ingram Micro Inc. - Class A (c)	102	1,652
Intuit Inc.	55	2,628
Lexmark International Inc. (c)	81	2,189
NCR Corp. (c)	180	3,032
Quest Software Inc. (c)	116	1,845
SanDisk Corp. (c)	62	2,498
Symantec Corp. (c)	180	2,941
Teradata Corp. (c)	46	2,452
Xilinx Inc.	104	2,840

		29,393
MATERIALS - 5.1%
Ball Corp.	69	2,153
Bemis Co. Inc.	49	1,424

	Shares/Par (p)	Value
Cliffs Natural Resources Inc.	24	1,243
Compass Minerals International Inc.	43	2,865
Eastman Chemical Co.	22	1,515
Stillwater Mining Co. (c) (e)	51	432

		9,632
UTILITIES - 5.8%
CMS Energy Corp.	242	4,783
Energen Corp.	60	2,470
Wisconsin Energy Corp.	123	3,858

		11,111

Total Common Stocks (cost $193,511)		173,553

PREFERRED STOCKS - 0.8%
INDUSTRIALS - 0.8%
Better Place (f) (q)	338	1,541

Total Preferred Stocks (cost $1,015)		1,541

SHORT TERM INVESTMENTS - 5.7%
Investment Companies - 5.5%
JNL Money Market Fund, 0.02% (a) (h)	10,470	10,470
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	97	97
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	260	252

		349

Total Short Term Investments (cost $10,827)		10,819

Total Investments - 97.8% (cost $205,353)		185,913
Other Assets and Liabilities, Net - 2.2%		4,188

Total Net Assets - 100.0%		$190,101

JNL/M&G Global Basics Fund
COMMON STOCKS - 92.3%
CONSUMER DISCRETIONARY - 2.8%
Compagnie des Alpes (e)	68	$1,701
Hongkong & Shanghai Hotels	3,899	5,319

		7,020
CONSUMER STAPLES - 15.6%
Agrana Beteiligungs AG	48	5,259
Baron de Ley SA (c)	23	1,320
Colgate-Palmolive Co.	89	7,884
Elizabeth Arden Inc. (c)	99	2,827
Kerry Group Plc	157	5,494
Kirin Holdings Co. Ltd.	417	5,454
Marico Ltd.	451	1,321
Petra Foods Ltd.	435	582
PZ Cussons Plc (e)	1,206	6,184
Yakult Honsha Co. Ltd. (e)	91	2,827

		39,152
ENERGY - 15.2%
African Petroleum Corp. Ltd.	395	115
Aquila Resources Ltd. (c) (e)	952	4,465
BP Plc	135	810
Chevron Corp.	126	11,653
Equatorial Resources Ltd. (c)	338	789
Nexus Energy Ltd. (c)	5,614	741

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Santos Ltd.	578	6,257
Tap Oil Ltd. (c)	259	148
Tullow Oil Plc	661	13,372

		38,350
FINANCIALS - 2.9%
AMMB Holdings Bhd	4,003	7,212
HEALTH CARE - 5.2%
Ansell Ltd. (e)	680	8,507
Genus Plc	80	1,306
GI Dynamics Inc. (c) (q)	384	297
Mesoblast Ltd. (c) (e)	395	3,027

		13,137
INDUSTRIALS - 13.7%
All America Latina Logistica SA	338	1,519
DP World Ltd.	276	2,841
Fluor Corp.	98	4,581
Fraser and Neave Ltd.	2,607	11,444
G4S Plc	2,184	9,038
Noble Group Ltd. (e)	5,064	5,052

		34,475
MATERIALS - 36.9%
Alacer Gold Corp.	321	3,136
AMCOL International Corp. (e)	87	2,082
Boral Ltd. (e)	1,372	4,564
Centerra Gold Inc.	364	6,771
Cudeco Ltd. (c) (e) (f)	287	942
Discovery Metals Ltd. (c)	153	191
Eldorado Gold Corp.	146	2,518
Eramet	23	3,171
Galaxy Resources Ltd. (c) (e)	786	447
Harry Winston Diamond Corp.	101	1,028
Hochschild Mining Plc (e)	609	3,852
Iluka Resources Ltd. (e)	821	9,604
Imerys SA	137	6,866
Ivanhoe Australia Ltd. (c) (e)	518	475
K+S AG	157	8,196
Minefinders Corp.	33	465
Monsanto Co.	94	5,650
Newmont Mining Corp.	78	4,875
Novagold Resources Inc.	231	1,489
OZ Minerals Ltd. (e)	545	4,860
Panoramic Resources Ltd. (e)	368	413
Resolute Mining Ltd. (c) (e)	1,047	1,527
Scotts Miracle-Gro Co. - Class A (e)	155	6,917
SEMAFO Inc.	69	571
Sherritt International Corp.	245	1,020
St. Barbara Ltd. (c) (e)	217	430
Symrise AG	398	9,192
Umicore	12	427
Uralkali - GDR	19	643
White Energy Co. Ltd. (c) (e)	311	436

		92,758

Total Common Stocks (cost $255,745)		232,104

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Villeroy & Boch AG (e)	38	289

Total Preferred Stocks (cost $291)		289

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 15.9%
Investment Companies - 6.9%
JNL Money Market Fund, 0.02% (a) (h)	17,185	17,185
Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	22,595	22,595

Total Short Term Investments (cost $39,780)		39,780

Total Investments - 108.3% (cost $295,816)		272,173
Other Assets and Liabilities, Net - (8.3%)		(20,792)

Total Net Assets - 100.0%		$251,381

JNL/M&G Global Leaders Fund
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 14.6%
Aaron’s Inc.	1	$20
Amer Sports Oyj	41	515
CBS Corp.	20	408
Chico’s FAS Inc.	18	204
DeVry Inc.	10	351
Expedia Inc.	16	407
Harley-Davidson Inc.	12	426
McGraw-Hill Cos. Inc.	10	422
MGM Resorts International (c)	33	307
Orient-Express Hotels Ltd. - Class A (c)	21	142
Pioneer Corp. (c) (e)	92	385
Pulte Homes Inc. (c)	43	169
Sega Sammy Holdings Inc.	28	646
Time Warner Cable Inc.	7	445

		4,847
CONSUMER STAPLES - 14.3%
CVS Caremark Corp.	19	635
Dr. Pepper Snapple Group Inc.	13	508
Foster's Group Ltd.	78	398
HJ Heinz Co.	16	793
Kobayashi Pharmaceutical Co. Ltd.	10	510
Lawson Inc. (e)	12	679
Metro AG	9	363
SUPERVALU Inc.	14	93
Tesco Plc	67	391
Treasury Wine Estates Ltd.	103	385

		4,755
ENERGY - 7.8%
Anadarko Petroleum Corp.	8	479
China Petroleum & Chemical Corp.	346	333
Hess Corp.	4	231
Marathon Oil Corp.	12	265
Marathon Petroleum Corp.	9	239
Repsol YPF SA	13	340
Santos Ltd. (e)	22	237
Sunoco Inc.	10	304
Talisman Energy Inc.	14	167

		2,595
FINANCIALS - 8.0%
Citigroup Inc.	20	525
GAM Holding Ltd.	42	525
Krung Thai Bank PCL	400	197
NOMOS-BANK - GDR	28	272

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Principal Financial Group Inc.	13	301
State Bank of India - GDR	—	13
State Bank of India Ltd. - GDR	2	137
Unum Group	8	157
Wells Fargo & Co.	22	523

		2,650
HEALTH CARE - 13.3%
Astellas Pharma Inc. (e)	20	747
CIGNA Corp.	14	596
Haemonetics Corp. (c) (e)	2	140
Medicis Pharmaceutical Corp. - Class A	4	161
Myriad Genetics Inc. (c)	17	322
Novartis AG	13	700
Pfizer Inc.	49	870
Sanofi-Aventis SA	13	872

		4,408
INDUSTRIALS - 12.3%
ABM Industries Inc.	12	227
Deere & Co.	3	194
Deutsche Lufthansa AG	20	255
Fiat Industrial SpA (c)	31	234
ITT Corp.	10	403
JGC Corp. (e)	22	538
Nidec Corp. (e)	7	596
Northrop Grumman Systems Corp.	9	454
Rolls-Royce Holdings Plc (c)	26	242
Snap-On Inc.	8	373
Timken Co.	5	167
Toyota Tsusho Corp.	16	277
UTi Worldwide Inc.	10	134

		4,094
INFORMATION TECHNOLOGY - 15.6%
Ancestry.com Inc. (c) (e)	3	66
Cisco Systems Inc.	33	510
eBay Inc. (c)	27	799
Hitachi Ltd.	126	625
Intel Corp.	27	567
Nomura Research Institute Ltd. (e)	15	331
Parametric Technology Corp. (c)	20	305
QUALCOMM Inc.	16	759
SAP AG	11	553
Yokogawa Electric Corp. (c) (e)	71	672

		5,187
MATERIALS - 6.8%
AbitibiBowater Inc. (c) (e)	12	181
Anglo American Plc	5	162
BASF SE	7	407
Koninklijke DSM NV	8	333
Newmont Mining Corp.	13	837
ThyssenKrupp AG	10	241
Tikkurila Oyj (e)	6	100

		2,261
TELECOMMUNICATION SERVICES - 2.2%
China Communication Services Corp. Ltd.	484	222
Deutsche Telekom AG	42	493

		715
UTILITIES - 1.5%
EDP - Energias do Brasil SA	24	483

Total Common Stocks (cost $36,435)		31,995

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 13.2%
Investment Companies - 1.1%
JNL Money Market Fund, 0.02% (a) (h)	376	376
Securities Lending Collateral - 12.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	4,010	4,010

Total Short Term Investments (cost $4,386)		4,386

Total Investments - 109.6% (cost $40,821)		36,381
Other Assets and Liabilities, Net - (9.6%)		(3,174)

Total Net Assets - 100.0%		$33,207

JNL/Mellon Capital Management 10 x 10 Fund (b)
INVESTMENT COMPANIES - 100.1%
JNL/Mellon Capital Management Bond Index Fund (5.7%) (a)	2,433	$30,286
JNL/Mellon Capital Management International Index (2.2%) (a)	2,266	23,819
JNL/Mellon Capital Management JNL 5 Fund (4.4%) (a)	16,291	121,860
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.2%) (a)	2,051	24,654
JNL/Mellon Capital Management S&P 500 Index Fund (2.7%) (a)	2,667	25,683
JNL/Mellon Capital Management Small Cap Index Fund (3.6%) (a)	2,254	23,552

Total Investment Companies (cost $249,971)		249,854

Total Investments - 100.1% (cost $249,971)		249,854
Other Assets and Liabilities, Net - (0.1%)		(126)

Total Net Assets - 100.0%		$249,728

JNL/Mellon Capital Management Index 5 Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Mellon Capital Management Bond Index Fund (16.5%) (a)	7,099	$88,382
JNL/Mellon Capital Management International Index (6.5%) (a)	6,614	69,510
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (12.3%) (a)	5,985	71,947
JNL/Mellon Capital Management S&P 500 Index Fund (7.9%) (a)	7,783	74,950
JNL/Mellon Capital Management Small Cap Index Fund (10.6%) (a)	6,577	68,730

Total Investment Companies (cost $366,402)		373,519

Total Investments - 99.9% (cost $366,402)		373,519
Other Assets and Liabilities, Net - 0.1%		376

Total Net Assets - 100.0%		$373,895

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/Mellon Capital Management European 30 Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 7.6%
M6-Metropole Television SA	31	$511
Next Plc	25	969

		1,480
CONSUMER STAPLES - 6.9%
Heineken Holding NV	18	676
Tesco Plc	115	673

		1,349
ENERGY - 13.3%
BP Plc	105	629
ENI SpA	35	611
Royal Dutch Shell Plc - Class B	23	718
Total SA (e)	14	632

		2,590
FINANCIALS - 7.7%
BNP Paribas	12	470
Danske Bank A/S (c)	30	415
Zurich Financial Services AG	3	611

		1,496
HEALTH CARE - 26.4%
Actelion Ltd. (c)	14	463
AstraZeneca Plc	17	742
GlaxoSmithKline Plc	39	812
Merck KGaA	10	780
Novartis AG	13	724
Roche Holding AG	5	840
Sanofi-Aventis SA	12	783

		5,144
INDUSTRIALS - 8.8%
A P Moller - Maersk A/S	—	493
BAE Systems Plc	148	611
Balfour Beatty Plc	156	617

		1,721
MATERIALS - 5.5%
Rio Tinto Plc	11	481
Svenska Cellulosa AB	48	589

		1,070
TELECOMMUNICATION SERVICES - 13.7%
France Telecom SA	37	598
Koninklijke KPN NV	52	687
Mobistar SA	12	671
Swisscom AG	2	705

		2,661
UTILITIES - 9.2%
Enel SpA	152	673
RWE AG	11	421
Snam Rete Gas SpA	153	707

		1,801

Total Common Stocks (cost $24,271)		19,312

SHORT TERM INVESTMENTS - 3.0%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (h)	27	27

	Shares/Par (p)	Value
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	566	566

Total Short Term Investments (cost $593)		593

Total Investments - 102.1% (cost $24,864)		19,905
Other Assets and Liabilities, Net - (2.1%)		(416)

Total Net Assets - 100.0%		$19,489

JNL/Mellon Capital Management Pacific Rim 30 Fund
COMMON STOCKS - 98.2%
CONSUMER STAPLES - 14.1%
FamilyMart Co. Ltd.	56	$2,127
Metcash Ltd. (e)	499	1,968
Nissin Foods Holdings Co. Ltd. (e)	59	2,358
Woolworths Ltd.	76	1,826

		8,279
FINANCIALS - 21.6%
Australia & New Zealand Banking Group Ltd.	88	1,638
Bank of Yokohama Ltd. (e)	405	2,031
Commonwealth Bank of Australia	41	1,765
Goodman Group	3,170	1,737
National Australia Bank Ltd.	87	1,845
United Overseas Bank Ltd.	148	1,903
Westpac Banking Corp.	93	1,797

		12,716
HEALTH CARE - 13.6%
Alfresa Holdings Corp.	48	1,987
Chugai Pharmaceutical Co. Ltd. (e)	115	1,940
Daiichi Sankyo Co. Ltd. (e)	96	2,009
Tsumura & Co. (e)	65	2,069

		8,005
INDUSTRIALS - 7.5%
Cathay Pacific Airways Ltd. (e)	765	1,248
Mitsui & Co. Ltd. (e)	127	1,843
SembCorp Industries Ltd.	526	1,358

		4,449
MATERIALS - 7.6%
Amcor Ltd. (e)	304	2,013
MacArthur Coal Ltd.	160	2,452

		4,465
TELECOMMUNICATION SERVICES - 15.4%
Nippon Telegraph & Telephone Corp.	47	2,232
NTT DoCoMo Inc. (e)	1	2,194
Telecom Corp. of New Zealand Ltd.	1,241	2,467
Telstra Corp. Ltd.	736	2,191

		9,084
UTILITIES - 18.4%
Chubu Electric Power Co. Inc. (e)	86	1,607
Hongkong Electric Holdings Ltd.	334	2,555
Kansai Electric Power Co. Inc. (e)	86	1,477
Toho Gas Co. Ltd. (e)	420	2,757
Tokyo Electric Power Co. Inc. (c)	85	258

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Tokyo Gas Co. Ltd.	474	2,202

		10,856

Total Common Stocks (cost $61,591)		57,854

INVESTMENT COMPANIES - 0.8%
Vanguard Pacific Vipers	10	487

Total Investment Companies (cost $505)		487

SHORT TERM INVESTMENTS - 24.7%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (h)	83	83
Securities Lending Collateral - 24.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	14,496	14,496

Total Short Term Investments (cost $14,579)		14,579

Total Investments - 123.7% (cost $76,675)		72,920
Other Assets and Liabilities, Net - (23.7%)		(13,990)

Total Net Assets - 100.0%		$58,930

JNL/Mellon Capital Management S&P 500 Index Fund
COMMON STOCKS - 97.7%
CONSUMER DISCRETIONARY - 10.5%
Abercrombie & Fitch Co. - Class A	8	$486
Amazon.com Inc. (c)	33	7,075
Apollo Group Inc. - Class A (c)	11	434
AutoNation Inc. (c) (e)	6	188
AutoZone Inc. (c)	3	824
Bed Bath & Beyond Inc. (c)	22	1,285
Best Buy Co. Inc. (e)	29	677
Big Lots Inc. (c)	7	236
Cablevision Systems Corp. - Class A	21	326
Carmax Inc. (c)	20	485
Carnival Corp.	41	1,254
CBS Corp. - Class B	60	1,227
Chipotle Mexican Grill Inc. (c)	3	849
Coach Inc.	26	1,370
Comcast Corp. - Class A	249	5,204
Darden Restaurants Inc.	12	525
DeVry Inc.	6	204
DIRECTV - Class A (c)	67	2,828
Discovery Communications Inc. - Class A (c)	25	943
DR Horton Inc.	25	229
Expedia Inc.	18	463
Family Dollar Stores Inc.	11	560
Ford Motor Co. (c)	342	3,306
Fortune Brands Inc.	14	751
GameStop Corp. - Class A (c) (e)	13	294
Gannett Co. Inc.	22	206
Gap Inc.	35	571
Genuine Parts Co.	14	719
Goodyear Tire & Rubber Co. (c)	22	222
H&R Block Inc.	27	366
Harley-Davidson Inc. (e)	21	730
Harman International Industries Inc.	6	180
Hasbro Inc.	12	400
Home Depot Inc.	142	4,652
International Game Technology	27	392

	Shares/Par (p)	Value
Interpublic Group of Cos. Inc.	44	317
J.C. Penney Co. Inc. (e)	14	363
Johnson Controls Inc.	61	1,610
Kohl's Corp.	25	1,242
Leggett & Platt Inc.	13	255
Lennar Corp. - Class A (e)	14	196
Limited Brands Inc.	23	874
Lowe’s Cos. Inc.	117	2,267
Macy’s Inc.	38	1,011
Marriott International Inc. - Class A	26	696
Mattel Inc.	31	810
McDonald’s Corp.	93	8,203
McGraw-Hill Cos. Inc.	27	1,125
NetFlix Inc. (c)	5	525
Newell Rubbermaid Inc.	26	311
News Corp. - Class A	206	3,182
Nike Inc. - Class B	34	2,920
Nordstrom Inc.	15	690
O'Reilly Automotive Inc. (c)	12	827
Omnicom Group Inc.	25	932
Priceline.com Inc. (c)	4	2,009
Pulte Homes Inc. (c)	30	120
Ralph Lauren Corp. - Class A	6	751
Ross Stores Inc.	11	828
Scripps Networks Interactive Inc. - Class A	8	304
Sears Holdings Corp. (c) (e)	4	223
Stanley Black & Decker Inc.	15	743
Staples Inc.	64	854
Starbucks Corp.	67	2,516
Starwood Hotels & Resorts Worldwide Inc.	18	682
Target Corp.	62	3,042
Tiffany & Co.	11	699
Time Warner Cable Inc.	30	1,898
Time Warner Inc.	96	2,889
TJX Cos. Inc.	35	1,928
Urban Outfitters Inc. (c)	11	250
VF Corp.	8	957
Viacom Inc. - Class B	53	2,040
Walt Disney Co.	168	5,064
Washington Post Co. - Class B (e)	—	152
Whirlpool Corp. (e)	7	342
Wyndham Worldwide Corp.	15	436
Wynn Resorts Ltd.	7	788
Yum! Brands Inc.	42	2,070

		100,402
CONSUMER STAPLES - 11.4%
Altria Group Inc.	188	5,052
Archer-Daniels-Midland Co.	61	1,523
Avon Products Inc.	39	759
Brown-Forman Corp. - Class B (e)	9	651
Campbell Soup Co.	16	532
Clorox Co.	12	796
Coca-Cola Co.	207	14,002
Coca-Cola Enterprises Inc.	29	728
Colgate-Palmolive Co.	44	3,903
ConAgra Foods Inc.	37	891
Constellation Brands Inc. - Class A (c)	16	290
Costco Wholesale Corp.	39	3,229
CVS Caremark Corp.	122	4,099
Dean Foods Co. (c)	16	146
Dr. Pepper Snapple Group Inc.	20	773
Estee Lauder Cos. Inc. - Class A	10	902
General Mills Inc.	57	2,211
Hershey Co.	14	818
HJ Heinz Co.	29	1,462

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Hormel Foods Corp.	13	338
JM Smucker Co.	10	761
Kellogg Co.	23	1,199
Kimberly-Clark Corp.	35	2,511
Kraft Foods Inc. - Class A	158	5,314
Kroger Co.	55	1,199
Lorillard Inc.	13	1,432
McCormick & Co. Inc.	12	551
Mead Johnson Nutrition Co.	18	1,266
Molson Coors Brewing Co. - Class B	14	567
PepsiCo Inc.	142	8,808
Philip Morris International Inc.	159	9,907
Procter & Gamble Co.	249	15,702
Reynolds American Inc.	30	1,141
Safeway Inc.	32	530
Sara Lee Corp.	53	861
SUPERVALU Inc.	19	127
Sysco Corp.	53	1,360
Tyson Foods Inc. - Class A	27	469
Wal-Mart Stores Inc.	160	8,309
Walgreen Co.	82	2,710
Whole Foods Market Inc.	13	878

		108,707
ENERGY - 11.3%
Alpha Natural Resources Inc. (c)	20	361
Anadarko Petroleum Corp.	45	2,824
Apache Corp.	35	2,770
Baker Hughes Inc.	39	1,806
Cabot Oil & Gas Corp. - Class A	9	582
Cameron International Corp. (c)	22	916
Chesapeake Energy Corp.	59	1,513
Chevron Corp.	181	16,743
ConocoPhillips	124	7,874
Consol Energy Inc.	20	692
Denbury Resources Inc. (c)	36	411
Devon Energy Corp.	38	2,111
Diamond Offshore Drilling Inc. (e)	6	343
El Paso Corp.	69	1,210
EOG Resources Inc.	24	1,716
EQT Corp.	13	718
Exxon Mobil Corp.	440	31,932
FMC Technologies Inc. (c)	22	813
Halliburton Co.	82	2,514
Helmerich & Payne Inc.	10	391
Hess Corp.	27	1,428
Marathon Oil Corp.	64	1,383
Marathon Petroleum Corp.	32	867
Murphy Oil Corp.	17	769
Nabors Industries Ltd. (c)	26	317
National Oilwell Varco Inc.	38	1,951
Newfield Exploration Co. (c)	12	472
Noble Corp.	23	666
Noble Energy Inc.	16	1,125
Occidental Petroleum Corp.	73	5,232
Peabody Energy Corp.	24	826
Pioneer Natural Resources Co.	11	691
QEP Resources Inc.	16	431
Range Resources Corp.	14	845
Rowan Cos. Inc. (c)	11	346
Schlumberger Ltd.	122	7,296
Southwestern Energy Co. (c)	31	1,044
Spectra Energy Corp.	59	1,435
Sunoco Inc.	11	338
Tesoro Corp. (c)	13	252
Valero Energy Corp.	51	913

	Shares/Par (p)	Value
Williams Cos. Inc.	53	1,289

		108,156
FINANCIALS - 13.2%
ACE Ltd.	30	1,842
AFLAC Inc.	42	1,471
Allstate Corp.	47	1,115
American Express Co.	94	4,227
American International Group Inc. (c)	39	862
Ameriprise Financial Inc.	22	858
AON Corp.	30	1,249
Apartment Investment & Management Co. -
Class A	11	238
Assurant Inc.	9	311
AvalonBay Communities Inc.	8	949
Bank of America Corp.	912	5,582
Bank of New York Mellon Corp. (a)	112	2,080
BB&T Corp.	63	1,337
Berkshire Hathaway Inc. - Class B (c)	158	11,258
BlackRock Inc.	9	1,336
Boston Properties Inc.	13	1,168
Capital One Financial Corp.	41	1,638
CB Richard Ellis Group Inc. - Class A (c)	26	354
Charles Schwab Corp.	96	1,087
Chubb Corp.	26	1,580
Cincinnati Financial Corp. (e)	15	386
Citigroup Inc. (e)	263	6,736
CME Group Inc.	6	1,487
Comerica Inc.	18	415
Discover Financial Services	49	1,126
E*Trade Financial Corp. (c)	23	206
Equity Residential	27	1,376
Federated Investors Inc. - Class B (e)	8	147
Fifth Third Bancorp	83	835
First Horizon National Corp.	24	141
Franklin Resources Inc.	13	1,242
Genworth Financial Inc. - Class A (c)	44	253
Goldman Sachs Group Inc.	46	4,329
Hartford Financial Services Group Inc.	40	647
HCP Inc.	37	1,281
Health Care REIT Inc.	16	745
Host Hotels & Resorts Inc.	62	676
Hudson City Bancorp Inc.	47	268
Huntington Bancshares Inc.	78	373
IntercontinentalExchange Inc. (c)	7	783
Invesco Ltd.	42	645
Janus Capital Group Inc. (e)	17	101
JPMorgan Chase & Co.	353	10,626
KeyCorp	86	508
Kimco Realty Corp.	37	551
Legg Mason Inc.	13	344
Leucadia National Corp.	18	404
Lincoln National Corp.	28	441
Loews Corp.	28	966
M&T Bank Corp.	11	790
Marsh & McLennan Cos. Inc.	49	1,309
MetLife Inc.	95	2,665
Moody’s Corp. (e)	18	543
Morgan Stanley	134	1,806
NASDAQ OMX Group Inc. (c)	14	313
Northern Trust Corp.	22	761
NYSE Euronext	24	548
People’s United Financial Inc.	34	386
Plum Creek Timber Co. Inc.	15	506
PNC Financial Services Group Inc.	47	2,283
Principal Financial Group Inc.	29	656

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Progressive Corp.	59	1,045
ProLogis Inc.	41	992
Prudential Financial Inc.	44	2,059
Public Storage	13	1,403
Regions Financial Corp.	113	377
Simon Property Group Inc.	26	2,904
SLM Corp.	47	591
State Street Corp.	45	1,459
SunTrust Banks Inc. (e)	48	868
T. Rowe Price Group Inc.	23	1,117
Torchmark Corp.	9	330
Travelers Cos. Inc. (e)	38	1,837
U.S. Bancorp	173	4,083
Unum Group	28	581
Ventas Inc.	26	1,279
Vornado Realty Trust	16	1,225
Wells Fargo & Co.	476	11,484
XL Group Plc	28	524
Zions Bancorporation (e)	17	233

		125,537
HEALTH CARE - 11.8%
Abbott Laboratories	140	7,155
Aetna Inc.	34	1,242
Allergan Inc.	27	2,260
AmerisourceBergen Corp.	25	919
Amgen Inc.	84	4,599
Baxter International Inc.	51	2,883
Becton Dickinson & Co.	20	1,444
Biogen Idec Inc. (c)	22	2,026
Boston Scientific Corp. (c)	138	813
Bristol-Myers Squibb Co.	154	4,819
Cardinal Health Inc.	32	1,322
CareFusion Corp. (c)	20	482
Celgene Corp. (c)	42	2,580
Cephalon Inc. (c)	7	559
Cerner Corp. (c)	13	892
CIGNA Corp.	24	1,021
Coventry Health Care Inc. (c)	13	384
Covidien Plc	45	1,968
CR Bard Inc.	8	675
DaVita Inc. (c)	9	539
Dentsply International Inc.	13	389
Edwards Lifesciences Corp. (c)	10	736
Eli Lilly & Co.	92	3,390
Express Scripts Inc. (c)	44	1,629
Forest Laboratories Inc. (c)	26	793
Gilead Sciences Inc. (c)	71	2,749
Hospira Inc. (c)	15	559
Humana Inc.	15	1,103
Intuitive Surgical Inc. (c)	4	1,288
Johnson & Johnson	247	15,721
Laboratory Corp. of America Holdings (c)	9	713
Life Technologies Corp. (c)	16	618
McKesson Corp.	23	1,650
Medco Health Solutions Inc. (c)	36	1,688
Medtronic Inc.	96	3,200
Merck & Co. Inc.	278	9,089
Mylan Inc. (c)	40	672
Patterson Cos. Inc.	9	247
PerkinElmer Inc.	10	195
Pfizer Inc.	705	12,473
Quest Diagnostics Inc.	14	699
St. Jude Medical Inc.	30	1,071
Stryker Corp.	30	1,416
Tenet Healthcare Corp. (c)	44	182

	Shares/Par (p)	Value
Thermo Fisher Scientific Inc. (c)	35	1,747
UnitedHealth Group Inc.	98	4,498
Varian Medical Systems Inc. (c)	11	550
Waters Corp. (c)	8	623
Watson Pharmaceuticals Inc. (c)	11	777
WellPoint Inc.	33	2,158
Zimmer Holdings Inc. (c)	17	924

		112,129
INDUSTRIALS - 10.0%
3M Co.	64	4,592
Avery Dennison Corp.	10	239
Boeing Co.	66	4,021
Caterpillar Inc.	58	4,284
CH Robinson Worldwide Inc.	15	1,005
Cintas Corp.	10	285
CSX Corp.	99	1,853
Cummins Inc.	18	1,443
Danaher Corp.	51	2,143
Deere & Co.	38	2,440
Dover Corp.	17	783
Dun & Bradstreet Corp.	4	272
Eaton Corp.	31	1,090
Emerson Electric Co.	68	2,795
Equifax Inc.	11	341
Expeditors International Washington Inc.	19	775
Fastenal Co. (e)	27	883
FedEx Corp.	28	1,923
Flowserve Corp.	5	372
Fluor Corp.	16	730
General Dynamics Corp.	33	1,905
General Electric Co.	955	14,550
Goodrich Corp.	11	1,357
Honeywell International Inc.	71	3,111
Illinois Tool Works Inc.	45	1,873
Ingersoll-Rand Plc	30	837
Iron Mountain Inc.	18	571
ITT Corp.	17	696
Jacobs Engineering Group Inc. (c)	11	369
Joy Global Inc.	9	590
L-3 Communications Holdings Inc.	10	592
Lockheed Martin Corp.	26	1,862
Masco Corp.	32	230
Norfolk Southern Corp.	32	1,940
Northrop Grumman Systems Corp.	25	1,306
PACCAR Inc.	33	1,113
Pall Corp.	10	443
Parker Hannifin Corp.	15	922
Pitney Bowes Inc. (e)	18	345
Precision Castparts Corp.	13	2,014
Quanta Services Inc. (c)	19	365
Raytheon Co.	32	1,310
Republic Services Inc. - Class A	27	766
Robert Half International Inc.	13	280
Rockwell Automation Inc.	13	727
Rockwell Collins Inc.	14	732
Roper Industries Inc.	9	595
RR Donnelley & Sons Co.	17	238
Ryder System Inc.	5	173
Snap-On Inc.	5	233
Southwest Airlines Co.	71	573
Stericycle Inc. (c)	8	624
Textron Inc.	25	439
Tyco International Ltd.	42	1,720
Union Pacific Corp.	44	3,606
United Parcel Service Inc. - Class B	89	5,606

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
United Technologies Corp.	82	5,797
Waste Management Inc.	43	1,390
WW Grainger Inc.	5	783

		94,852
INFORMATION TECHNOLOGY - 19.1%
Accenture Plc	58	3,079
Adobe Systems Inc. (c)	45	1,098
Advanced Micro Devices Inc. (c)	52	264
Agilent Technologies Inc. (c)	31	979
Akamai Technologies Inc. (c)	17	334
Altera Corp.	29	915
Amphenol Corp. - Class A	16	646
Analog Devices Inc.	27	843
Apple Inc. (c)	84	31,899
Applied Materials Inc.	119	1,228
Autodesk Inc. (c)	21	578
Automatic Data Processing Inc.	45	2,121
BMC Software Inc. (c)	16	614
Broadcom Corp. - Class A	43	1,430
CA Inc.	34	663
Cisco Systems Inc.	495	7,669
Citrix Systems Inc. (c)	17	923
Cognizant Technology Solutions Corp. -
Class A (c)	27	1,717
Computer Sciences Corp.	14	375
Compuware Corp. (c)	20	150
Corning Inc.	141	1,747
Dell Inc. (c)	141	1,993
eBay Inc. (c)	103	3,032
Electronic Arts Inc. (c)	30	612
EMC Corp. (c)	185	3,888
F5 Networks Inc. (c)	7	519
Fidelity National Information Services Inc.	24	589
First Solar Inc. (c) (e)	5	309
Fiserv Inc. (c)	13	656
FLIR Systems Inc.	14	360
Google Inc. - Class A (c)	23	11,639
Harris Corp.	11	391
Hewlett-Packard Co.	187	4,192
Intel Corp.	477	10,180
International Business Machines Corp.	108	18,903
Intuit Inc.	27	1,285
Jabil Circuit Inc.	18	315
JDS Uniphase Corp. (c)	20	204
Juniper Networks Inc. (c)	48	828
KLA-Tencor Corp.	15	579
Lexmark International Inc. - Class A (c)	7	193
Linear Technology Corp.	21	567
LSI Corp. (c)	55	282
MasterCard Inc. - Class A	9	3,010
MEMC Electronic Materials Inc. (c)	21	109
Microchip Technology Inc. (e)	17	533
Micron Technology Inc. (c)	89	448
Microsoft Corp.	673	16,748
Molex Inc. (e)	13	255
Monster Worldwide Inc. (c)	16	116
Motorola Mobility Holdings Inc. (c)	24	904
Motorola Solutions Inc.	28	1,157
NetApp Inc. (c)	33	1,124
Novellus Systems Inc. (c)	6	171
Nvidia Corp. (c)	54	675
Oracle Corp.	356	10,235
Paychex Inc.	29	764
QUALCOMM Inc.	150	7,309
Red Hat Inc. (c)	17	734

	Shares/Par (p)	Value
SAIC Inc. (c)	25	297
Salesforce.com Inc.	12	1,378
SanDisk Corp. (c)	21	866
Symantec Corp. (c)	68	1,109
Tellabs Inc.	33	140
Teradata Corp. (c)	15	813
Teradyne Inc. (c)	17	184
Texas Instruments Inc.	105	2,786
Total System Services Inc.	15	247
VeriSign Inc.	15	434
Visa Inc. - Class A (e)	46	3,927
Western Digital Corp. (c)	21	538
Western Union Co.	57	870
Xerox Corp.	126	879
Xilinx Inc.	24	656
Yahoo! Inc. (c)	117	1,544

		181,748
MATERIALS - 3.3%
Air Products & Chemicals Inc.	19	1,457
Airgas Inc.	6	401
AK Steel Holding Corp. (e)	12	80
Alcoa Inc.	96	916
Allegheny Technologies Inc.	10	353
Ball Corp.	15	469
Bemis Co. Inc.	9	278
CF Industries Holdings Inc.	6	794
Cliffs Natural Resources Inc.	13	666
Dow Chemical Co.	106	2,377
Eastman Chemical Co.	6	438
Ecolab Inc. (e)	21	1,021
EI Du Pont de Nemours & Co.	84	3,342
FMC Corp.	6	447
Freeport-McMoRan Copper & Gold Inc.	85	2,597
International Flavors & Fragrances Inc.	7	407
International Paper Co.	39	915
MeadWestvaco Corp.	15	375
Monsanto Co.	48	2,897
Mosaic Co.	25	1,224
Newmont Mining Corp.	44	2,795
Nucor Corp.	28	900
Owens-Illinois Inc. (c)	15	223
PPG Industries Inc.	14	1,006
Praxair Inc.	27	2,559
Sealed Air Corp.	14	241
Sherwin-Williams Co.	8	591
Sigma-Aldrich Corp.	11	677
Titanium Metals Corp. (e)	11	161
United States Steel Corp.	13	285
Vulcan Materials Co. (e)	12	320
Weyerhaeuser Co.	48	754

		31,966
TELECOMMUNICATION SERVICES - 3.2%
American Tower Corp. - Class A (c)	36	1,921
AT&T Inc.	533	15,204
CenturyLink Inc.	55	1,833
Frontier Communications Corp. (e)	90	547
MetroPCS Communications Inc. (c)	24	208
Sprint Nextel Corp. (c)	269	819
Verizon Communications Inc.	255	9,372
Windstream Corp. (e)	46	535

		30,439
UTILITIES - 3.9%
AES Corp. (c)	59	577

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Ameren Corp.	22	646
American Electric Power Co. Inc.	43	1,649
CenterPoint Energy Inc.	38	751
CMS Energy Corp.	23	450
Consolidated Edison Inc.	26	1,502
Constellation Energy Group Inc.	18	688
Dominion Resources Inc.	52	2,632
DTE Energy Co.	15	747
Duke Energy Corp.	120	2,396
Edison International	29	1,122
Entergy Corp.	16	1,062
Exelon Corp. (e)	60	2,541
FirstEnergy Corp.	38	1,691
Integrys Energy Group Inc.	7	341
NextEra Energy Inc.	38	2,052
Nicor Inc.	4	226
NiSource Inc. (e)	25	538
Northeast Utilities	16	535
NRG Energy Inc. (c)	22	460
Oneok Inc.	10	637
Pepco Holdings Inc.	20	384
PG&E Corp.	36	1,516
Pinnacle West Capital Corp.	10	421
PPL Corp.	52	1,483
Progress Energy Inc.	27	1,371
Public Service Enterprise Group Inc.	46	1,520
SCANA Corp.	10	416
Sempra Energy	22	1,110
Southern Co.	76	3,239
TECO Energy Inc.	19	331
Wisconsin Energy Corp.	21	658
Xcel Energy Inc.	44	1,076

		36,768

Total Common Stocks (cost $906,407)		930,704

SHORT TERM INVESTMENTS - 3.1%
Investment Companies - 1.9%
JNL Money Market Fund, 0.02% (a) (h)	18,280	18,280
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	8,847	8,847
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	691	669

		9,516
Treasury Securities - 0.2%
U.S. Treasury Bill
0.01%, 02/09/12 (o)	$40	40
0.02%, 03/08/12 (o)	1,065	1,065
0.02%, 03/22/12 (o)	365	365

		1,470

Total Short Term Investments (cost $29,288)		29,266

Total Investments - 100.8% (cost $935,695)		959,970
Other Assets and Liabilities, Net - (0.8%)		(7,744)

Total Net Assets - 100.0%		$952,226

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 13.7%
99 Cents Only Stores (c)	29	$526
Aaron’s Inc.	47	1,190
Advance Auto Parts Inc.	45	2,598
Aeropostale Inc. (c)	49	528
AMC Networks Inc. (c)	35	1,112
American Eagle Outfitters Inc.	118	1,382
American Greetings Corp. - Class A (e)	24	453
ANN Inc. (c)	31	719
Ascena Retail Group Inc. (c)	42	1,128
Bally Technologies Inc. (c) (e)	26	704
Barnes & Noble Inc. (e)	24	280
Bob Evans Farms Inc.	18	523
BorgWarner Inc. (c)	66	4,011
Brinker International Inc.	51	1,073
Career Education Corp. (c) (e)	38	496
Cheesecake Factory Inc. (c)	35	869
Chico’s FAS Inc.	107	1,219
Collective Brands Inc. (c) (e)	37	483
Deckers Outdoor Corp. (c)	23	2,183
Dick's Sporting Goods Inc. (c)	58	1,937
Dollar Tree Inc. (c)	74	5,558
DreamWorks Animation SKG Inc. - Class A (c) (e)	43	781
Eastman Kodak Co. (c) (e)	163	127
Foot Locker Inc.	93	1,870
Fossil Inc. (c)	32	2,581
Gentex Corp.	86	2,077
Guess? Inc.	39	1,101
HanesBrands Inc. (c)	58	1,461
International Speedway Corp. - Class A	18	403
ITT Educational Services Inc. (c) (e)	12	715
John Wiley & Sons Inc. - Class A	28	1,258
KB Home (e)	44	256
Lamar Advertising Co. - Class A (c) (e)	35	593
Life Time Fitness Inc. (c) (e)	26	942
LKQ Corp. (c)	88	2,133
Matthews International Corp. - Class A (e)	18	549
MDC Holdings Inc. (e)	23	388
Meredith Corp. (e)	22	499
Mohawk Industries Inc. (c)	34	1,463
New York Times Co. - Class A (c) (e)	72	419
NVR Inc. (c)	3	1,987
Office Depot Inc. (c)	172	353
Panera Bread Co. - Class A (c)	18	1,913
PetSmart Inc.	69	2,926
Polaris Industries Inc.	42	2,078
PVH Corp.	41	2,373
RadioShack Corp.	60	702
Regis Corp.	35	493
Rent-A-Center Inc.	39	1,057
Ryland Group Inc. (e)	27	286
Saks Inc. (c) (e)	99	866
Scholastic Corp.	14	404
Scientific Games Corp. - Class A (c)	38	274
Service Corp. International	145	1,324
Sotheby’s - Class A	41	1,127
Strayer Education Inc. (e)	7	568
Thor Industries Inc.	26	569
Toll Brothers Inc. (c)	89	1,279
Tractor Supply Co.	44	2,735

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Tupperware Brands Corp.	37	1,974
Under Armour Inc. - Class A (c) (e)	22	1,434
Valassis Communications Inc. (c) (e)	30	557
Warnaco Group Inc. (c)	27	1,227
Wendy’s Co.	183	841
Williams-Sonoma Inc.	64	1,956
WMS Industries Inc. (c)	35	609

		80,500
CONSUMER STAPLES - 5.1%
BJ’s Wholesale Club Inc. (c)	33	1,695
Church & Dwight Co. Inc.	87	3,824
Corn Products International Inc.	46	1,812
Energizer Holdings Inc. (c)	42	2,801
Flowers Foods Inc.	68	1,323
Green Mountain Coffee Roasters Inc. (c)	77	7,200
Hansen Natural Corp. (c)	46	4,022
Lancaster Colony Corp. (e)	11	699
Ralcorp Holdings Inc. (c)	33	2,555
Ruddick Corp.	29	1,143
Smithfield Foods Inc. (c)	100	1,959
Tootsie Roll Industries Inc. (e)	15	364
Universal Corp. (e)	14	503

		29,900
ENERGY - 6.1%
Arch Coal Inc.	128	1,873
Atwood Oceanics Inc. (c)	34	1,172
Bill Barrett Corp. (c)	29	1,035
CARBO Ceramics Inc.	12	1,228
Cimarex Energy Co.	52	2,883
Comstock Resources Inc. (c)	29	446
Dresser-Rand Group Inc. (c)	48	1,957
Dril-Quip Inc. (c)	21	1,124
Exterran Holdings Inc. (c)	39	376
Forest Oil Corp. (c)	69	990
Helix Energy Solutions Group Inc. (c)	64	840
HollyFrontier Corp.	126	3,305
Northern Oil and Gas Inc. (c) (e)	38	729
Oceaneering International Inc.	66	2,321
Oil States International Inc. (c)	31	1,578
Overseas Shipholding Group Inc. (e)	16	223
Patriot Coal Corp. (c)	55	467
Patterson-UTI Energy Inc.	94	1,621
Plains Exploration & Production Co. (c)	85	1,938
Quicksilver Resources Inc. (c) (e)	71	542
SM Energy Co.	39	2,335
Southern Union Co.	75	3,062
Superior Energy Services Inc. (c)	48	1,265
Tidewater Inc.	31	1,320
Unit Corp. (c)	24	893

		35,523
FINANCIALS - 18.7%
Affiliated Managers Group Inc. (c)	31	2,458
Alexandria Real Estate Equities Inc.	37	2,294
American Campus Communities Inc.	42	1,553
American Financial Group Inc.	46	1,420
Apollo Investment Corp.	119	892
Arthur J Gallagher & Co.	67	1,758
Aspen Insurance Holdings Ltd.	43	987
Associated Banc-Corp	105	975
Astoria Financial Corp.	50	385
BancorpSouth Inc. (e)	44	390
Bank of Hawaii Corp.	29	1,051
BRE Properties Inc. - Class A	44	1,881

	Shares/Par (p)	Value
Brown & Brown Inc.	71	1,263
Camden Property Trust	42	2,347
Cathay General Bancorp	48	542
City National Corp.	29	1,081
Commerce Bancshares Inc.	47	1,630
Corporate Office Properties Trust	43	937
Cousins Properties Inc.	63	367
Cullen/Frost Bankers Inc.	37	1,700
Duke Realty Corp.	153	1,605
East West Bancorp Inc.	90	1,342
Eaton Vance Corp.	72	1,598
Equity One Inc.	37	594
Essex Property Trust Inc.	20	2,367
Everest Re Group Ltd.	33	2,611
Federal Realty Investment Trust	38	3,104
Fidelity National Financial Inc. - Class A	135	2,051
First American Financial Corp.	64	815
First Niagara Financial Group Inc.	179	1,635
FirstMerit Corp.	66	751
Fulton Financial Corp.	121	922
Greenhill & Co. Inc. (e)	17	497
Hancock Holding Co.	51	1,353
Hanover Insurance Group Inc.	27	976
HCC Insurance Holdings Inc.	67	1,804
Highwoods Properties Inc.	44	1,233
Hospitality Properties Trust	75	1,586
International Bancshares Corp.	32	420
Jefferies Group Inc.	86	1,070
Jones Lang LaSalle Inc.	26	1,346
Kemper Corp.	30	710
Liberty Property Trust	70	2,030
Macerich Co.	79	3,377
Mack-Cali Realty Corp.	53	1,407
Mercury General Corp.	22	827
MSCI Inc. - Class A (c)	73	2,205
New York Community Bancorp Inc.	265	3,149
Old Republic International Corp.	154	1,377
Omega Healthcare Investors Inc.	61	980
Potlatch Corp.	24	766
Prosperity Bancshares Inc.	28	927
Protective Life Corp.	52	811
Raymond James Financial Inc.	61	1,590
Rayonier Inc.	74	2,709
Realty Income Corp.	77	2,474
Regency Centers Corp.	54	1,922
Reinsurance Group of America Inc.	45	2,055
SEI Investments Co.	87	1,344
Senior Housing Properties Trust	92	1,979
SL Green Realty Corp.	51	2,994
StanCorp Financial Group Inc.	27	755
SVB Financial Group (c)	26	960
Synovus Financial Corp. (e)	475	508
Taubman Centers Inc.	35	1,754
TCF Financial Corp. (e)	96	882
Transatlantic Holdings Inc.	38	1,834
Trustmark Corp. (e)	38	695
UDR Inc.	133	2,935
Valley National Bancorp (e)	103	1,088
Waddell & Reed Financial Inc. - Class A	52	1,307
Washington Federal Inc.	67	856
Webster Financial Corp.	44	681
Weingarten Realty Investors	73	1,547
Westamerica Bancorporation	17	670
WR Berkley Corp.	70	2,087

		109,783

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
HEALTH CARE - 11.5%
Allscripts-Misys Healthcare Solutions Inc. (c)	115	2,074
AMERIGROUP Corp. (c)	30	1,171
Bio-Rad Laboratories Inc. - Class A (c)	12	1,077
Catalyst Health Solutions Inc. (c)	30	1,737
Charles River Laboratories International Inc. (c)	31	895
Community Health Systems Inc. (c)	57	946
Cooper Cos. Inc.	28	2,248
Covance Inc. (c)	37	1,668
Endo Pharmaceuticals Holdings Inc. (c)	71	1,974
Gen-Probe Inc. (c)	29	1,661
Health Management Associates Inc. - Class A (c)	153	1,060
Health Net Inc. (c)	55	1,298
Henry Schein Inc. (c)	56	3,462
Hill-Rom Holdings Inc.	38	1,147
Hologic Inc. (c)	158	2,407
Idexx Laboratories Inc. (c)	35	2,393
Kindred Healthcare Inc. (c)	31	270
Kinetic Concepts Inc. (c)	37	2,456
LifePoint Hospitals Inc. (c)	32	1,164
Lincare Holdings Inc.	57	1,289
Masimo Corp.	36	783
Medicis Pharmaceutical Corp. - Class A	37	1,363
Mednax Inc. (c)	29	1,820
Mettler Toledo International Inc. (c)	19	2,722
Omnicare Inc. (e)	70	1,784
Owens & Minor Inc.	39	1,099
Perrigo Co.	56	5,390
Pharmaceutical Product Development Inc.	69	1,758
ResMed Inc. (c) (e)	93	2,664
STERIS Corp.	36	1,049
Techne Corp.	22	1,528
Teleflex Inc.	24	1,311
Thoratec Corp. (c)	35	1,130
United Therapeutics Corp. (c)	31	1,159
Universal Health Services Inc. - Class B	59	2,009
VCA Antech Inc. (c) (e)	52	836
Vertex Pharmaceuticals Inc. (c)	125	5,552
WellCare Health Plans Inc. (c)	26	978

		67,332
INDUSTRIALS - 14.1%
Acuity Brands Inc. (e)	26	944
AECOM Technology Corp. (c)	72	1,275
AGCO Corp. (c)	57	1,983
Alaska Air Group Inc. (c)	22	1,220
Alexander & Baldwin Inc.	25	919
Alliant Techsystems Inc.	20	1,107
AMETEK Inc.	97	3,208
BE Aerospace Inc. (c)	62	2,066
Brink’s Co.	28	657
Carlisle Cos. Inc.	37	1,181
Clean Harbors Inc. (c)	28	1,430
Con-Way Inc.	34	742
Copart Inc. (c)	34	1,341
Corporate Executive Board Co.	21	622
Corrections Corp. of America (c)	65	1,473
Crane Co.	29	1,046
Deluxe Corp.	31	579
Donaldson Co. Inc.	46	2,531
Esterline Technologies Corp. (c)	18	959
FTI Consulting Inc. (c) (e)	25	937
Gardner Denver Inc.	32	2,010
GATX Corp.	28	870

	Shares/Par (p)	Value
General Cable Corp. (c)	32	737
Graco Inc.	37	1,253
Granite Construction Inc.	21	386
Harsco Corp.	49	947
Herman Miller Inc.	35	619
HNI Corp. (e)	27	518
Hubbell Inc. - Class B	36	1,806
Huntington Ingalls Industries Inc. (c)	30	718
IDEX Corp.	50	1,563
JB Hunt Transport Services Inc.	56	2,007
JetBlue Airways Corp. (c) (e)	123	504
Kansas City Southern (c)	66	3,318
KBR Inc.	92	2,167
Kennametal Inc.	50	1,621
Kirby Corp. (c) (e)	34	1,771
Korn/Ferry International (c)	28	346
Landstar System Inc.	29	1,146
Lennox International Inc.	32	814
Lincoln Electric Holdings Inc.	51	1,481
Manpower Inc.	50	1,672
Mine Safety Appliances Co.	19	508
MSC Industrial Direct Co. - Class A	27	1,544
Nordson Corp.	37	1,452
Oshkosh Corp. (c)	55	868
Pentair Inc.	60	1,906
Regal-Beloit Corp.	25	1,139
Rollins Inc.	38	718
Shaw Group Inc. (c)	44	950
SPX Corp.	31	1,398
Terex Corp. (c)	66	681
Thomas & Betts Corp. (c)	32	1,266
Timken Co.	51	1,668
Towers Watson & Co. - Class A	31	1,873
Trinity Industries Inc.	48	1,035
Triumph Group Inc.	23	1,128
United Rentals Inc. (c)	38	637
URS Corp. (c)	48	1,411
UTi Worldwide Inc.	62	810
Valmont Industries Inc.	14	1,053
Wabtec Corp.	29	1,545
Waste Connections Inc.	69	2,324
Watsco Inc.	17	876
Werner Enterprises Inc.	27	560
Woodward Governor Co.	36	981

		82,825
INFORMATION TECHNOLOGY - 15.7%
ACI Worldwide Inc. (c)	20	557
Acxiom Corp. (c)	49	522
ADTRAN Inc.	39	1,035
Advent Software Inc. (c)	20	410
Alliance Data Systems Corp. (c) (e)	31	2,862
Ansys Inc. (c)	56	2,724
AOL Inc. (c)	65	776
Arrow Electronics Inc. (c)	70	1,951
Atmel Corp. (c)	277	2,234
Avnet Inc. (c)	92	2,411
Broadridge Financial Solutions Inc.	75	1,503
Cadence Design Systems Inc. (c) (e)	163	1,504
Ciena Corp. (c) (e)	57	644
Concur Technologies Inc. (c)	28	1,056
Convergys Corp. (c)	73	689
CoreLogic Inc. (c)	66	705
Cree Inc. (c)	70	1,816
Cypress Semiconductor Corp. (c)	102	1,522
Diebold Inc.	40	1,087

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Digital River Inc. (c)	24	497
DST Systems Inc.	22	949
Equinix Inc. (c)	28	2,518
Factset Research Systems Inc.	28	2,484
Fair Isaac Corp.	24	526
Fairchild Semiconductor International Inc. (c)	77	834
Gartner Inc. - Class A (c)	58	2,013
Global Payments Inc.	48	1,957
Informatica Corp. (c)	64	2,621
Ingram Micro Inc. - Class A (c)	97	1,572
Integrated Device Technology Inc. (c)	90	462
International Rectifier Corp. (c)	42	786
Intersil Corp. - Class A	76	782
Itron Inc. (c)	25	725
Jack Henry & Associates Inc.	52	1,514
Lam Research Corp. (c)	75	2,861
Lender Processing Services Inc.	52	715
Mantech International Corp. - Class A (e)	14	431
Mentor Graphics Corp. (c)	57	553
Micros Systems Inc. (c)	49	2,155
National Instruments Corp.	54	1,235
NCR Corp. (c)	96	1,621
NeuStar Inc. - Class A (c)	45	1,122
Parametric Technology Corp. (c)	72	1,105
Plantronics Inc.	29	828
Polycom Inc. (c)	107	1,962
QLogic Corp. (c)	63	804
Quest Software Inc. (c)	37	585
Rackspace Hosting Inc. (c)	62	2,118
RF Micro Devices Inc. (c)	168	1,062
Riverbed Technology Inc. (c)	93	1,854
Rovi Corp. (c)	68	2,937
Semtech Corp. (c)	39	833
Silicon Laboratories Inc. (c)	27	903
Skyworks Solutions Inc. (c)	113	2,021
Solera Holdings Inc.	43	2,159
Synopsys Inc. (c)	89	2,162
Tech Data Corp. (c)	26	1,141
TIBCO Software Inc. (c)	98	2,191
Trimble Navigation Ltd. (c)	74	2,490
ValueClick Inc. (c)	48	741
Varian Semiconductor Equipment Associates Inc. (c)	46	2,791
VeriFone Holdings Inc. (c)	63	2,194
Vishay Intertechnology Inc. (c)	95	798
Zebra Technologies Corp. - Class A (c)	33	1,023

		91,643
MATERIALS - 6.2%
Albemarle Corp.	55	2,242
AptarGroup Inc.	41	1,817
Ashland Inc.	48	2,114
Cabot Corp.	40	983
Carpenter Technology Corp.	27	1,196
Commercial Metals Co.	70	664
Compass Minerals International Inc.	20	1,328
Cytec Industries Inc.	30	1,046
Domtar Corp.	25	1,693
Grief Inc. - Class A	19	809
Intrepid Potash Inc. (c) (e)	31	778
Louisiana-Pacific Corp. (c)	80	408
Martin Marietta Materials Inc. (e)	28	1,744
Minerals Technologies Inc.	11	545
NewMarket Corp.	7	990
Olin Corp.	48	868
Packaging Corp. of America	61	1,414

	Shares/Par (p)	Value
Reliance Steel & Aluminum Co.	45	1,540
Rock-Tenn Co. - Class A	43	2,085
RPM International Inc.	79	1,476
Scotts Miracle-Gro Co. - Class A (e)	27	1,210
Sensient Technologies Corp.	30	986
Silgan Holdings Inc.	30	1,091
Sonoco Products Co.	60	1,703
Steel Dynamics Inc.	132	1,311
Temple-Inland Inc.	66	2,056
Valspar Corp.	57	1,769
Worthington Industries Inc.	34	471

		36,337
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	55	1,173
tw telecom inc. (c)	91	1,506

		2,679
UTILITIES - 6.7%
AGL Resources Inc.	47	1,929
Alliant Energy Corp.	67	2,597
Aqua America Inc.	84	1,804
Atmos Energy Corp.	55	1,774
Black Hills Corp. (e)	24	731
Cleco Corp.	37	1,260
DPL Inc.	71	2,133
Energen Corp.	44	1,783
Great Plains Energy Inc.	82	1,588
Hawaiian Electric Industries Inc.	58	1,400
IDACORP Inc.	30	1,133
MDU Resources Group Inc.	114	2,192
National Fuel Gas Co.	50	2,436
NSTAR	63	2,809
NV Energy Inc.	143	2,099
OGE Energy Corp.	59	2,831
PNM Resources Inc.	52	862
Questar Corp.	107	1,902
UGI Corp.	68	1,775
Vectren Corp.	49	1,339
Westar Energy Inc.	69	1,817
WGL Holdings Inc.	31	1,211

		39,405

Total Common Stocks (cost $622,275)		575,927

SHORT TERM INVESTMENTS - 5.4%
Investment Companies - 1.5%
JNL Money Market Fund, 0.02% (a) (h)	8,699	8,699
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	21,397	21,397
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	1,041	1,008

		22,405
Treasury Securities - 0.1%
U.S. Treasury Bill 0.02%, 03/22/12 (o)	$340	340

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
0.04%, 03/08/12 (o)	445	445

		785

Total Short Term Investments (cost $31,922)		31,889

Total Investments - 103.7% (cost $654,197)		607,816
Other Assets and Liabilities, Net - (3.7%)		(21,771)

Total Net Assets - 100.0%		$586,045

JNL/Mellon Capital Management Small Cap Index Fund
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 12.9%
1-800-Flowers.com Inc. - Class A (c)	14	$33
99 Cents Only Stores (c)	31	573
Accuride Corp. (c)	25	126
Aeropostale Inc. (c)	54	580
AFC Enterprises Inc. (c)	17	196
AH Belo Corp. - Class A (e)	14	60
Ambassadors Group Inc.	11	63
America’s Car-Mart Inc. (c)	6	182
American Axle & Manufacturing Holdings Inc. (c)	42	318
American Greetings Corp. - Class A	26	477
American Public Education Inc. (c)	12	393
Amerigon Inc. (c)	15	196
Ameristar Casinos Inc.	22	346
ANN Inc. (c)	34	775
Arbitron Inc.	17	572
Arctic Cat Inc. (c)	9	133
Asbury Automotive Group Inc. (c)	20	323
Ascena Retail Group Inc. (c)	41	1,122
Ascent Media Corp. (c)	9	364
Audiovox Corp. - Class A (c)	14	79
Barnes & Noble Inc. (e)	19	219
Beazer Homes USA Inc. (c) (e)	45	69
Bebe Stores Inc.	24	160
Belo Corp.	57	281
Benihana Inc. - Class A (c)	8	70
Big 5 Sporting Goods Corp.	13	77
Biglari Holdings Inc. (c)	1	228
BJ’s Restaurants Inc. (c)	16	703
Black Diamond Inc. (c)	8	52
Blue Nile Inc. (c) (e)	8	279
Blyth Inc.	4	195
Bob Evans Farms Inc.	19	555
Body Central Corp. (c)	7	132
Bon-Ton Stores Inc. (e)	9	46
Boyd Gaming Corp. (c) (e)	33	162
Bravo Brio Restaurant Group Inc. (c)	12	198
Bridgepoint Education Inc. (c) (e)	13	220
Brown Shoe Co. Inc.	29	206
Brunswick Corp.	59	827
Buckle Inc. (e)	18	687
Buffalo Wild Wings Inc. (c)	12	726
Build-A-Bear Workshop Inc. (c) (e)	13	66
Cabela’s Inc. - Class A (c)	29	588
Callaway Golf Co. (e)	40	205
Cambium Learning Group Inc. (c)	9	27
Capella Education Co. (c)	10	296
Caribou Coffee Co. Inc. (c)	9	107
Carrol’s Restaurant Group Inc. (c)	8	67

	Shares/Par (p)	Value
Carter’s Inc. (c)	32	992
Casual Male Retail Group Inc. (c)	27	103
Cato Corp. - Class A	18	416
Cavco Industries Inc. (c)	5	164
CEC Entertainment Inc.	12	355
Central European Media Entertainment Ltd. (c)	25	193
Charming Shoppes Inc. (c) (e)	74	193
Cheesecake Factory Inc. (c)	38	940
Cherokee Inc.	5	67
Childrens Place Retail Stores Inc. (c) (e)	17	805
Christopher & Banks Corp.	24	84
Churchill Downs Inc.	8	329
Cinemark Holdings Inc.	61	1,157
Citi Trends Inc. (c)	11	130
Coinstar Inc. (c) (e)	21	829
Coldwater Creek Inc. (c)	32	40
Collective Brands Inc. (c) (e)	41	531
Columbia Sportswear Co.	8	351
Conn's Inc. (c)	10	69
Cooper Tire & Rubber Co.	41	451
Core-Mark Holding Co. Inc. (c)	8	233
Corinthian Colleges Inc. (c) (e)	56	88
Cost Plus Inc. (c)	12	73
Cracker Barrel Old Country Store Inc.	15	610
Crocs Inc. (c)	56	1,333
Crown Media Holdings Inc. - Class A (c) (e)	29	42
CSS Industries Inc.	6	95
Cumulus Media Inc. - Class A (c) (e)	12	33
Dana Holding Corp. (c)	96	1,013
Delta Apparel Inc. (c)	4	70
Denny’s Corp. (c)	67	223
Destination Maternity Corp.	8	104
DineEquity Inc. (c)	10	376
Domino’s Pizza Inc. (c)	41	1,110
Dorman Products Inc. (c)	8	253
Drew Industries Inc.	13	259
Eastman Kodak Co. (c) (e)	172	134
Einstein Noah Restaurant Group Inc.	5	59
Entercom Communications Corp. - Class A (c) (e)	17	87
Entravision Communications Corp. - Class A (c)	26	27
Ethan Allen Interiors Inc.	16	213
EW Scripps Co. - Class A (c)	20	142
Exide Technologies (c)	52	209
Express Inc.	37	744
Finish Line - Class A	33	661
Fisher Communications Inc. (c)	5	122
Fred’s Inc. - Class A	26	278
Fuel Systems Solutions Inc. (c)	10	199
Furniture Brands International Inc. (c)	31	64
G-III Apparel Group Ltd. (c)	11	255
Gaylord Entertainment Co. (c) (e)	24	458
Genesco Inc. (c)	16	808
Global Sources Ltd. (c)	11	72
GNC Holdings Inc. - Class A (c)	15	308
Gordman’s Stores Inc. (c) (e)	4	49
Grand Canyon Education Inc. (c)	19	303
Gray Television Inc. (c) (e)	40	62
Group 1 Automotive Inc. (e)	16	557
Harte-Hanks Inc.	28	234
Haverty Furniture Cos. Inc.	13	134
Helen of Troy Ltd. (c)	20	503
hhgregg Inc. (c) (e)	11	109
Hibbett Sports Inc. (c)	18	608
Hillenbrand Inc.	41	763

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
HOT Topic Inc.	30	231
Hovnanian Enterprises Inc. - Class A (c) (e)	43	52
HSN Inc.	26	876
Iconix Brand Group Inc. (c)	48	762
interCLICK Inc. (c)	12	69
International Speedway Corp. - Class A	20	448
Interval Leisure Group Inc. (c)	27	360
iRobot Corp. (c) (e)	16	399
Isle of Capri Casinos Inc. (c)	12	58
Jack in the Box Inc. (c)	32	642
Jakks Pacific Inc.	19	351
Jamba Inc. (c) (e)	45	58
Johnson Outdoors Inc. - Class A (c)	4	63
Jos. A. Bank Clothiers Inc. (c)	18	829
Journal Communications Inc. - Class A (c)	27	80
K-Swiss Inc. - Class A (c) (e)	15	64
K12 Inc. (c)	17	441
KB Home (e)	52	304
Kenneth Cole Productions Inc. - Class A (c)	5	55
Kirkland's Inc. (c)	12	107
Knology Inc. (c) (e)	20	262
Krispy Kreme Doughnuts Inc. (c)	39	268
La-Z-Boy Inc. (c)	33	246
Leapfrog Enterprises Inc. - Class A (c)	24	80
Libbey Inc. (c)	12	125
Life Time Fitness Inc. (c)	28	1,029
Lifetime Brands Inc.	8	76
LIN TV Corp. - Class A (c)	25	54
Lincoln Educational Services Corp. (e)	14	113
Lions Gate Entertainment Corp. (c)	29	200
Lithia Motors Inc. - Class A	14	198
Live Nation Inc. (c)	91	729
Liz Claiborne Inc. (c) (e)	62	309
Luby's Inc. (c)	11	47
Lumber Liquidators Holdings Inc. (c) (e)	16	237
M/I Homes Inc. (c)	14	83
Mac-Gray Corp.	8	99
Maidenform Brands Inc. (c)	15	353
Marcus Corp.	15	152
Marine Products Corp. (c)	5	18
MarineMax Inc. (c)	17	107
Martha Stewart Living Omnimedia Inc. - Class A (c) (e)	19	60
Matthews International Corp. - Class A (e)	19	577
McClatchy Co. - Class A (c) (e)	38	50
McCormick & Schmick’s Seafood Restaurants Inc. (c)	10	66
MDC Holdings Inc. (e)	25	424
MDC Partners Inc.	17	244
Men’s Wearhouse Inc.	34	887
Meredith Corp. (e)	24	547
Meritage Homes Corp. (c)	18	267
Modine Manufacturing Co. (c)	29	263
Monarch Casino & Resort Inc. (c)	5	50
Monro Muffler Brake Inc.	20	665
Morgans Hotel Group Co. (c)	13	78
Motorcar Parts of America Inc. (c)	7	60
Movado Group Inc.	12	147
Multimedia Games Inc. (c)	18	74
National American University Holdings Inc.	4	30
National CineMedia Inc.	37	533
National Presto Industries Inc. (e)	3	281
New York & Co. Inc. (c)	16	51
New York Times Co. (c) (e)	91	528
Nexstar Broadcasting Group Inc. - Class A (c)	6	38
NutriSystem Inc. (e)	18	222

	Shares/Par (p)	Value
O’Charley’s Inc. (c)	12	73
Office Depot Inc. (c)	185	382
OfficeMax Inc. (c) (e)	56	271
Orbitz Worldwide Inc. (c)	13	29
Orient-Express Hotels Ltd. - Class A (c)	60	414
Outdoor Channel Holdings Inc. (c)	12	67
Overstock.com Inc. (c)	9	86
Oxford Industries Inc. (e)	9	309
Pacific Sunwear of California Inc. (c)	39	47
Papa John’s International Inc. (c)	13	401
Peets Coffee & Tea Inc. (c)	9	475
Penske Auto Group Inc.	28	454
PEP Boys-Manny Moe & Jack	34	340
Perry Ellis International Inc. (c)	9	168
PetMed Express Inc. (e)	15	139
PF Chang’s China Bistro Inc. (e)	15	402
Pier 1 Imports Inc. (c)	70	689
Pinnacle Entertainment Inc. (c)	41	374
Pool Corp.	32	834
Quicksilver Inc. (c)	82	250
ReachLocal Inc. (c) (e)	6	67
Red Lion Hotels Corp. (c)	10	70
Red Robin Gourmet Burgers Inc. (c) (e)	8	198
Regis Corp.	38	541
Rent-A-Center Inc.	42	1,152
Rentrak Corp. (c)	6	72
RG Barry Corp.	5	48
Ruby Tuesday Inc. (c)	44	313
Rue21 Inc. (c) (e)	9	209
Ruth's Hospitality Group Inc. (c)	26	112
Ryland Group Inc.	28	302
Saga Communications Inc. (c)	2	65
Saks Inc. (c) (e)	76	669
Scholastic Corp.	18	497
Scientific Games Corp. - Class A (c)	37	261
Sealy Corp. (c) (e)	35	52
Select Comfort Corp. (c)	37	516
Shiloh Industries Inc.	3	25
Shoe Carnival Inc. (c)	6	140
Shuffle Master Inc. (c)	35	294
Shutterfly Inc. (c)	20	810
Sinclair Broadcast Group Inc. - Class A	31	225
Six Flags Entertainment Corp. (e)	28	764
Skechers U.S.A. Inc. - Class A (c)	25	351
Skyline Corp.	5	49
Smith & Wesson Holding Corp. (c)	42	106
Sonic Automotive Inc. - Class A	27	291
Sonic Corp. (c)	39	273
Sotheby’s - Class A	44	1,226
Spartan Motors Inc.	21	86
Speedway Motorsports Inc.	9	104
Stage Stores Inc.	24	336
Standard Motor Products Inc.	14	175
Standard-Pacific Corp. (c) (e)	68	169
Stein Mart Inc.	15	97
Steiner Leisure Ltd. (c)	10	410
Steinway Musical Instruments Inc. (c)	4	83
Steven Madden Ltd. (c)	25	753
Stewart Enterprises Inc. - Class A (e)	53	314
Stoneridge Inc. (c)	16	85
Strayer Education Inc. (e)	8	622
Sturm Ruger & Co. Inc.	13	328
Summer Infant Inc. (c)	11	71
Superior Industries International Inc.	15	228
Syms Corp. (c) (e)	4	35
Systemax Inc. (c)	8	100

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Talbots Inc. (c)	41	111
Tenneco Inc. (c)	40	1,021
Texas Roadhouse Inc. - Class A	42	553
The Jones Group Inc.	57	522
Tower International Inc. (c)	4	45
Town Sports International Holdings Inc. (c)	12	90
True Religion Apparel Inc. (c)	17	463
Tuesday Morning Corp. (c)	27	94
U.S. Auto Parts Network Inc. (c) (e)	9	43
Unifi Inc. (c)	10	80
Universal Electronics Inc. (c)	10	168
Universal Technical Institute Inc. (c)	13	177
Vail Resorts Inc. (e)	24	900
Valassis Communications Inc. (c) (e)	32	592
Value Line Inc. (e)	1	7
ValueVision Media Inc. (c)	25	59
Vera Bradley Inc. (c) (e)	13	478
Vitamin Shoppe Inc. (c)	16	616
Warnaco Group Inc. (c)	29	1,336
West Marine Inc. (c)	9	69
Westwood One Inc. (c) (e)	3	10
Wet Seal Inc. - Class A (c)	65	293
Weyco Group Inc. (e)	4	99
Winmark Corp. (e)	1	60
Winnebago Industries Inc. (c) (e)	17	117
Wolverine World Wide Inc.	33	1,089
World Wrestling Entertainment Inc. -
Class A (e)	19	168
Zale Corp. (c) (e)	19	56
Zumiez Inc. (c)	14	251

		83,276
CONSUMER STAPLES - 3.8%
A.T. Cross Co. (c)	6	66
Alico Inc.	3	60
Alliance One International Inc. (c)	57	140
Andersons Inc.	12	397
Arden Group Inc. - Class A	1	45
B&G Foods Inc.	30	509
Boston Beer Co. Inc. - Class A (c) (e)	5	375
Cal-Maine Foods Inc. (e)	9	294
Calavo Growers Inc. (e)	7	151
Casey’s General Stores Inc.	25	1,093
Central European Distribution Corp. (c) (e)	49	344
Central Garden & Pet Co. - Class A (c)	30	211
Chiquita Brands International Inc. (c)	31	255
Coca-Cola Bottling Co. Consolidated	3	174
Craft Brewers Alliance Inc. (c) (e)	6	35
Darling International Inc. (c)	77	972
Diamond Foods Inc. (e)	15	1,159
Dole Food Co. Inc. (c) (e)	23	228
Elizabeth Arden Inc. (c)	16	463
Farmer Bros. Co. (e)	3	17
Female Health Co. (e)	16	63
Fresh Del Monte Produce Inc.	24	560
Griffin Land & Nurseries Inc. - Class A	2	39
Hain Celestial Group Inc. (c)	24	724
Harbinger Group Inc. (c)	4	20
Heckmann Corp. (c)	62	328
Imperial Sugar Co.	9	56
Ingles Markets Inc. - Class A	9	124
Inter Parfums Inc.	10	152
J&J Snack Foods Corp.	10	458
Lancaster Colony Corp. (e)	12	732
Lifeway Foods Inc. (c) (e)	2	24
Limoneira Co. (e)	4	62

	Shares/Par (p)	Value
Medifast Inc. (c) (e)	8	130
MGP Ingredients Inc.	6	30
Nash Finch Co.	8	227
National Beverage Corp.	8	115
Natures Sunshine Products Inc. (c) (e)	7	97
Nu Skin Enterprises Inc. - Class A	36	1,463
Nutraceutical International Corp. (c)	7	92
Oil-Dri Corp. of America	4	76
Omega Protein Corp. (c)	12	107
Pantry Inc. (c)	15	185
Pilgrim’s Pride Corp. (c) (e)	31	134
Prestige Brands Holdings Inc. (c)	31	283
PriceSmart Inc.	12	735
Primo Water Corp. (c) (e)	8	47
Revlon Inc. - Class A (c)	6	72
Rite Aid Corp. (c)	394	386
Ruddick Corp.	32	1,263
Sanderson Farms Inc. (e)	15	699
Schiff Nutrition International Inc. (c) (e)	9	101
Seneca Foods Corp. - Class A (c)	7	129
Smart Balance Inc. (c)	35	209
Snyders-Lance Inc.	31	653
Spartan Stores Inc.	15	234
Spectrum Brands Holdings Inc. (c)	11	262
Star Scientific Inc. (c) (e)	63	145
Susser Holdings Corp. (c)	6	113
Synutra International Inc. (c) (e)	13	69
The Fresh Market Inc. (c) (e)	19	712
Tootsie Roll Industries Inc.	16	385
TreeHouse Foods Inc. (c)	23	1,448
United Natural Foods Inc. (c)	32	1,181
Universal Corp.	15	540
USANA Health Sciences Inc. (c) (e)	5	131
Vector Group Ltd. (e)	31	535
Village Super Market Inc. - Class A (e)	4	91
WD-40 Co.	11	449
Weis Markets Inc.	7	256
Winn-Dixie Stores Inc. (c)	37	217

		24,331
ENERGY - 6.1%
Abraxas Petroleum Corp. (c) (e)	54	141
Alon USA Energy Inc.	8	51
Amyris Inc. (c) (e)	11	219
Apco Oil And Gas International Inc. (e)	6	453
Approach Resources Inc. (c) (e)	14	237
ATP Oil & Gas Corp. (c) (e)	29	225
Basic Energy Services Inc. (c)	16	229
Berry Petroleum Co. - Class A	34	1,201
Bill Barrett Corp. (c) (e)	31	1,127
BPZ Resources Inc. (c) (e)	61	170
Bristow Group Inc.	24	1,018
Cal Dive International Inc. (c)	58	110
Callon Petroleum Co. (c)	27	106
CAMAC Energy Inc. (c) (e)	26	15
Carrizo Oil & Gas Inc. (c)	26	556
Cheniere Energy Inc. (c) (e)	55	285
Clayton Williams Energy Inc. (c) (e)	4	153
Clean Energy Fuels Corp. (c) (e)	33	368
Cloud Peak Energy Inc. (c)	40	684
Complete Production Services Inc. (c)	52	980
Comstock Resources Inc. (c)	32	489
Contango Oil & Gas Co. (c)	8	445
Crimson Exploration Inc. (c) (e)	13	28
Crosstex Energy Inc.	27	359
CVR Energy Inc. (c)	58	1,222

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Dawson Geophysical Co. (c)	5	121
Delek US Holdings Inc.	9	100
DHT Holdings Inc (e)	40	81
Dril-Quip Inc. (c)	23	1,221
Endeavour International Corp. (c) (e)	23	184
Energy Partners Ltd. (c)	18	202
Energy XXI Bermuda Ltd. (c)	50	1,065
Evolution Petroleum Corp. (c) (e)	13	91
Exterran Holdings Inc. (c)	43	415
Frontline Ltd. (e)	31	152
FX Energy Inc. (c) (e)	32	131
Gastar Exploration Ltd. (c)	34	101
General Maritime Corp. (e)	77	20
Geokinetics Inc. (c)	6	16
GeoResources Inc. (c)	12	222
Gevo Inc. (c) (e)	3	17
Global Geophysical Services Inc. (c)	11	89
Global Industries Ltd. (c)	65	514
GMX Resources Inc. (c) (e)	39	89
Golar LNG Ltd. (e)	26	839
Goodrich Petroleum Corp. (c) (e)	16	194
Green Plains Renewable Energy Inc. (c) (e)	14	134
Gulf Island Fabrication Inc.	9	189
Gulfmark Offshore Inc. - Class A (c)	16	574
Gulfport Energy Corp. (c)	28	669
Hallador Energy Co. (e)	2	17
Harvest Natural Resources Inc. (c) (e)	23	197
Helix Energy Solutions Group Inc. (c)	70	916
Hercules Offshore Inc. (c)	74	216
Hornbeck Offshore Services Inc. (c) (e)	15	373
Houston American Energy Corp. (e)	12	170
Hyperdynamics Corp. (c) (e)	104	384
ION Geophysical Corp. (c) (e)	87	413
Isramco Inc. (c) (e)	1	53
James River Coal Co. (c) (e)	22	140
Key Energy Services Inc. (c)	82	781
Knightsbridge Tankers Ltd. (e)	15	246
Kodiak Oil & Gas Corp. (c)	139	722
L&L Energy Inc. (c) (e)	12	32
Lufkin Industries Inc.	20	1,069
Magnum Hunter Resources Corp. (c) (e)	69	230
Matrix Service Co. (c)	18	149
McMoRan Exploration Co. (c) (e)	65	646
Miller Energy Resources Inc. (c) (e)	19	51
Mitcham Industries Inc. (c)	9	99
Natural Gas Services Group Inc. (c)	8	108
Newpark Resources Inc. (c)	57	350
Nordic American Tanker Shipping Ltd. (e)	31	443
Northern Oil and Gas Inc. (c) (e)	42	810
Oasis Petroleum Inc. (c)	39	878
Overseas Shipholding Group Inc. (e)	18	247
OYO Geospace Corp. (c)	3	148
Panhandle Oil and Gas Inc. - Class A (e)	5	128
Parker Drilling Co. (c)	75	329
Patriot Coal Corp. (c)	60	511
Penn Virginia Corp.	28	155
Petroleum Development Corp. (c) (e)	15	289
PetroQuest Energy Inc. (c) (e)	35	195
PHI Inc. (c)	8	154
Pioneer Drilling Co. (c)	41	295
Rentech Inc. (c)	148	115
Resolute Energy Corp. (c) (e)	31	351
Rex Energy Corp. (c) (e)	24	298
Rex Stores Corp. (c)	4	72
Rosetta Resources Inc. (c)	35	1,194
Scorpio Tankers Inc. (c) (e)	15	77

	Shares/Par (p)	Value
SemGroup Corp. (c)	28	551
Ship Finance International Ltd. (e)	30	391
Solazyme Inc. (c) (e)	7	64
Stone Energy Corp. (c)	32	526
Swift Energy Co. (c)	28	683
Syntroleum Corp. (c)	71	61
Targa Resources Corp.	11	328
Teekay Tankers Ltd. - Class A (e)	25	115
Tesco Corp. (c)	19	220
Tetra Technologies Inc. (c)	49	381
Triangle Petroleum Corp. (c)	26	94
Union Drilling Inc. (c)	10	48
Ur-Energy Inc. (c) (e)	63	56
Uranerz Energy Corp. (c) (e)	39	54
Uranium Energy Corp. (c) (e)	50	136
Uranium Resources Inc. (c) (e)	57	39
USEC Inc. (c) (e)	76	122
VAALCO Energy Inc. (c)	31	151
Vantage Drilling Co. (c)	121	151
Venoco Inc. (c)	18	162
Voyager Oil & Gas Inc. (c) (e)	29	60
W&T Offshore Inc.	22	302
Warren Resources Inc. (c)	46	109
Western Refining Inc. (c) (e)	35	436
Westmoreland Coal Co. (c) (e)	6	47
Willbros Group Inc. (c)	25	103
World Fuel Services Corp.	47	1,522
Zion Oil & Gas Inc. (c) (e)	15	30

		39,294
FINANCIALS - 21.6%
1st Source Corp.	10	200
1st United Bancorp Inc. (c)	21	103
Abington Bancorp Inc.	14	99
Acadia Realty Trust	27	501
Advance America Cash Advance Centers Inc.	36	262
Agree Realty Corp.	6	138
Alexander’s Inc.	1	492
Alliance Financial Corp.	3	79
Alterra Capital Holdings Ltd.	57	1,075
American Assets Trust Inc.	22	387
American Campus Communities Inc.	45	1,663
American Equity Investment Life Holding Co.	40	348
American Safety Insurance Holdings Ltd. (c)	7	133
Ameris Bancorp (c)	17	145
Amerisafe Inc. (c)	12	229
Ames National Corp. (e)	6	99
AmTrust Financial Services Inc.	16	359
Anworth Mortgage Asset Corp.	84	572
Apollo Commercial Real Estate Finance Inc.	13	177
Apollo Investment Corp.	129	972
Argo Group International Holdings Ltd.	18	519
Arlington Asset Investment Corp. - Class A (e)	5	122
ARMOUR Residential REIT Inc. (e)	50	341
Arrow Financial Corp.	7	157
Artio Global Investors Inc. (e)	19	155
Ashford Hospitality Trust Inc.	35	247
Associated Estates Realty Corp.	28	427
Astoria Financial Corp.	55	424
Avatar Holdings Inc. (c)	7	55
Baldwin & Lyons Inc. - Class B	5	111
BancFirst Corp. (e)	4	137
Banco Latinoamericano de Comercio Exterior SA - Class E	18	267
Bancorp Inc. (c)	20	147
Bancorp Rhode Island Inc.	2	91

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
BancorpSouth Inc. (e)	55	487
Bank Mutual Corp.	26	69
Bank of Kentucky Financial Corp. (e)	3	71
Bank of Marin Bancorp. (e)	3	109
Bank of the Ozarks Inc.	19	393
BankFinancial Corp.	13	88
Banner Corp.	10	128
Beneficial Mutual Bancorp Inc. (c)	21	160
Berkshire Hills Bancorp Inc.	13	236
BGC Partners Inc. - Class A	47	284
BioMed Realty Trust Inc.	86	1,432
BlackRock Kelso Capital Corp. (e)	47	344
BofI Holding Inc. (c) (e)	6	75
Boston Private Financial Holdings Inc. (e)	52	305
Bridge Bancorp Inc. (e)	4	77
Bridge Capital Holdings (c)	6	56
Brookline Bancorp Inc.	39	298
Bryn Mawr Bank Corp.	8	126
Calamos Asset Management Inc. - Class A (e)	12	120
California First National Bancorp. (e)	1	14
Camden National Corp.	5	133
Campus Crest Communities Inc.	20	214
Cape Bancorp Inc. (c) (e)	7	49
Capital Bank Corp. (c) (e)	8	18
Capital City Bank Group Inc. (e)	9	93
Capital Southwest Corp. (e)	2	149
CapLease Inc.	46	166
Capstead Mortgage Corp.	55	638
Cardinal Financial Corp.	19	162
Cardtronics Inc. (c)	29	654
Cascade Bancorp (c) (e)	4	21
Cash America International Inc.	19	993
Cathay General Bancorp	50	570
CBL & Associates Properties Inc.	98	1,110
Cedar Shopping Centers Inc.	37	114
Center Bancorp Inc. (e)	7	71
Center Financial Corp. (c)	24	113
CenterState Banks of Florida Inc.	22	116
Central Pacific Financial Corp. (c)	9	91
Century Bancorp. Inc. - Class A	3	65
Charter Financial Corp. (e)	4	39
Chatham Lodging Trust	9	86
Chemical Financial Corp.	17	262
Chesapeake Lodging Trust	20	241
CIFC Corp. (c) (e)	7	31
Citizens & Northern Corp.	8	120
Citizens Inc. - Class A (c)	22	143
City Holdings Co. (e)	11	284
Clifton Savings Bancorp Inc. (e)	5	44
CNB Financial Corp. (e)	8	99
CNO Financial Group Inc. (c)	147	793
CoBiz Financial Inc.	24	109
Cogdell Spencer Inc.	30	113
Cohen & Steers Inc. (e)	12	341
Colonial Properties Trust	55	1,000
Colony Financial Inc.	22	281
Columbia Banking System Inc.	26	370
Community Bank System Inc.	24	554
Community Trust Bancorp Inc.	9	219
Compass Diversified Holdings (e)	27	330
Consolidated-Tomoka Land Co.	3	83
Coresite Realty Corp.	13	186
Cousins Properties Inc.	60	349
Cowen Group Inc. - Class A (c)	46	124
Crawford & Co. - Class B	19	101
Credit Acceptance Corp. (c)	4	268

	Shares/Par (p)	Value
CreXus Investment Corp.	38	340
CubeSmart	65	551
CVB Financial Corp. (e)	59	452
CYS Investments Inc. (e)	55	661
DCT Industrial Trust Inc.	163	715
Delphi Financial Group Inc. - Class A	32	688
DFC Global Corp. (c)	29	637
Diamond Hill Investment Group Inc.	2	110
DiamondRock Hospitality Co.	111	774
Dime Community Bancshares Inc.	21	214
Donegal Group Inc. - Class A	5	63
Doral Financial Corp. (c)	78	85
Duff & Phelps Corp. - Class A	21	220
DuPont Fabros Technology Inc. (e)	39	766
Dynex Capital Inc. (e)	25	203
Eagle Bancorp Inc. (c)	11	127
EastGroup Properties Inc.	17	667
Edelman Financial Group Inc. (e)	14	93
Education Realty Trust Inc.	46	393
eHealth Inc. (c) (e)	14	186
EMC Insurance Group Inc.	3	48
Employer Holdings Inc.	26	335
Encore Bancshares Inc. (c) (e)	7	73
Encore Capital Group Inc. (c)	10	219
Enstar Group Ltd. (c)	4	413
Enterprise Bancorp Inc. (e)	4	44
Enterprise Financial Services Corp.	11	149
Entertainment Properties Trust	31	1,199
Epoch Holding Corp.	10	139
Equity Lifestyle Properties Inc.	20	1,272
Equity One Inc.	36	565
ESB Financial Corp.	8	85
ESSA BanCorp Inc.	8	87
Evercore Partners Inc. - Class A	14	321
Excel Trust Inc. (e)	19	178
Extra Space Storage Inc.	62	1,153
EZCORP Inc. - Class A (c)	31	884
FBL Financial Group Inc. - Class A	8	226
FBR Capital Markets Corp. (c)	39	93
Federal Agricultural Mortgage Corp. - Class C (e)	6	123
FelCor Lodging Trust Inc. (c)	82	190
Fifth Street Finance Corp. (e)	48	449
Financial Engines Inc. (c) (e)	25	462
Financial Institutions Inc.	9	133
First American Financial Corp.	69	889
First Bancorp Inc.	10	101
First Bancorp Inc. (e)	7	86
First Busey Corp.	48	209
First Cash Financial Services Inc. (c)	21	868
First Commonwealth Financial Corp.	71	261
First Community Bancshares Inc.	10	103
First Defiance Financial Corp. (c)	6	79
First Financial Bancorp	38	521
First Financial Bankshares Inc. (e)	20	532
First Financial Corp.	8	208
First Financial Holdings Inc.	10	41
First Industrial Realty Trust Inc. (c)	58	462
First Interstate BancSystem Inc.	11	119
First Marblehead Corp. (c)	33	33
First Merchants Corp.	16	111
First Midwest Bancorp Inc.	50	365
First of Long Island Corp.	5	123
First PacTrust Bancorp Inc. (e)	5	59
First Potomac Realty Trust	32	401
FirstMerit Corp.	72	821

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Flagstar Bancorp Inc. (c)	120	59
Flagstone Reinsurance Holdings SA	33	253
Flushing Financial Corp.	21	230
FNB Corp.	84	720
Forestar Group Inc. (c)	22	245
Fortegra Financial Corp. (c)	4	19
Fox Chase Bancorp Inc.	9	113
FPIC Insurance Group Inc. (c)	5	223
Franklin Financial Corp. (c)	8	93
Franklin Street Properties Corp.	47	531
FXCM Inc. - Class A (e)	14	192
Gain Capital Holdings Inc. (c) (e)	6	35
GAMCO Investors Inc.	4	175
German American Bancorp Inc. (e)	8	125
Getty Realty Corp. (e)	17	250
GFI Group Inc.	44	177
Glacier Bancorp Inc.	47	439
Gladstone Capital Corp.	13	90
Gladstone Commercial Corp.	7	107
Gladstone Investment Corp.	17	114
Gleacher & Co. Inc. (c)	57	67
Glimcher Realty Trust	71	504
Global Indemnity Plc (c)	9	149
Golub Capital BDC Inc.	6	89
Government Properties Income Trust	24	507
Great Southern Bancorp Inc.	7	121
Greenlight Capital Re Ltd. - Class A (c)	19	388
Hallmark Financial Services Inc. (c)	6	47
Hampton Roads Bankshares Inc. (c) (e)	6	28
Hancock Holding Co.	50	1,346
Hanmi Financial Corp. (c)	95	79
Harleysville Group Inc.	8	488
Harris & Harris Group Inc. (c) (e)	20	71
Hatteras Financial Corp.	49	1,239
Healthcare Realty Trust Inc.	51	859
Heartland Financial USA Inc.	9	133
Hercules Technology Growth Capital Inc.	27	229
Heritage Commerce Corp. (c) (e)	13	49
Heritage Financial Corp.	10	108
Hersha Hospitality Trust	88	305
HFF Inc. - Class A (c)	18	157
Highwoods Properties Inc.	47	1,342
Hilltop Holdings Inc. (c)	27	193
Home Bancshares Inc.	15	310
Home Federal Bancorp Inc.	11	82
Home Properties Inc.	26	1,460
Horace Mann Educators Corp.	26	295
Hudson Pacific Properties Inc.	15	175
Hudson Valley Holding Corp.	10	170
IberiaBank Corp.	19	910
Imperial Holdings Inc. (c)	11	26
Independence Holding Co. (e)	4	32
Independent Bank Corp.	13	291
Infinity Property & Casualty Corp.	8	433
Inland Real Estate Corp.	52	376
International Bancshares Corp.	35	464
INTL FCStone Inc. (c) (e)	9	188
Invesco Mortgage Capital Inc.	75	1,066
Investment Technology Group Inc. (c)	28	274
Investors Bancorp Inc. (c)	30	382
Investors Real Estate Trust (e)	54	386
iStar Financial Inc. (c) (e)	58	336
JMP Group Inc.	9	50
Kansas City Life Insurance Co. (e)	3	95
KBW Inc.	23	313
Kearny Financial Corp.	9	75

	Shares/Par (p)	Value
Kennedy-Wilson Holdings Inc. (e)	15	155
Kilroy Realty Corp.	39	1,206
Kite Realty Group Trust	36	132
Knight Capital Group Inc. - Class A (c)	66	799
Kohlberg Capital Corp. (e)	12	68
Ladenburg Thalmann Financial Services Inc. (c) (e)	75	116
Lakeland Bancorp Inc.	13	102
Lakeland Financial Corp.	10	210
LaSalle Hotel Properties	56	1,080
Lexington Realty Trust (e)	80	520
LTC Properties Inc.	20	511
Maiden Holdings Ltd.	32	236
Main Street Capital Corp. (e)	14	242
MainSource Financial Group Inc.	12	108
MarketAxess Holdings Inc.	19	496
Marlin Business Services Inc. (c)	7	74
MB Financial Inc.	36	533
MCG Capital Corp.	48	188
Meadowbrook Insurance Group Inc.	33	298
Medallion Financial Corp.	11	105
Medical Properties Trust Inc.	74	662
Medley Capital Corp.	7	68
Merchants Bancshares Inc. (e)	3	81
Meridian Interstate BanCorp Inc. (c)	4	47
Metro Bancorp Inc. (c)	11	92
MF Global Holdings Ltd. (c) (e)	109	450
MFA Financial Inc.	234	1,645
MGIC Investment Corp. (c)	118	220
Mid-America Apartment Communities Inc.	24	1,455
Midsouth Bancorp Inc.	5	51
Mission West Properties Inc.	12	88
Monmouth Real Estate Investment Corp. - Class A	22	174
Montpelier Re Holdings Ltd.	41	731
MPG Office Trust Inc. (c) (e)	38	80
MVC Capital Inc. (e)	16	165
Nara Bancorp Inc. (c)	24	143
National Bankshares Inc. (e)	5	124
National Financial Partners Corp. (c) (e)	30	323
National Health Investors Inc.	16	681
National Interstate Corp.	4	94
National Penn Bancshares Inc.	81	568
National Retail Properties Inc.	56	1,505
National Western Life Insurance Co. - Class A	1	201
Navigators Group Inc. (c)	8	365
NBT Bancorp Inc.	23	421
Nelnet Inc. - Class A	16	300
Netspend Holdings Inc. (c)	19	97
New Mountain Finance Corp.	4	56
Newcastle Investment Corp.	54	218
NewStar Financial Inc. (c)	17	154
NGP Capital Resources Co. (e)	15	95
Nicholas Financial Inc. (e)	6	58
Northfield Bancorp Inc. (e)	11	144
NorthStar Realty Finance Corp.	60	198
Northwest Bancshares Inc.	70	836
OceanFirst Financial Corp.	10	121
Ocwen Financial Corp. (c)	49	641
Old National Bancorp	63	586
Omega Healthcare Investors Inc.	67	1,068
OmniAmerican Bancorp Inc. (c)	8	104
One Liberty Properties Inc.	8	120
OneBeacon Insurance Group Ltd.	13	184
Oppenheimer Holdings Inc. - Class A	7	116
Oriental Financial Group Inc.	31	298

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Oritani Financial Corp.	37	482
Orrstown Financial Services Inc. (e)	5	60
Pacific Capital Bancorp NA (c) (e)	2	64
Pacific Continental Corp.	11	77
PacWest Bancorp	19	263
Park National Corp. (e)	8	432
Park Sterling Corp. (c) (e)	17	59
Parkway Properties Inc.	14	158
Pebblebrook Hotel Trust	34	530
PennantPark Investment Corp. (e)	29	262
Penns Woods Bancorp Inc. (e)	2	79
Pennsylvania Real Estate Investment Trust (e)	36	280
Pennymac Mortgage Investment Trust	19	295
Peoples Bancorp Inc.	8	92
PHH Corp. (c)	37	600
Phoenix Cos. Inc. (c)	77	95
Pico Holdings Inc. (c)	15	305
Pinnacle Financial Partners Inc. (c)	22	241
Piper Jaffray Cos. (c)	10	175
Platinum Underwriters Holdings Ltd.	24	745
PMI Group Inc. (c)	88	18
Portfolio Recovery Associates Inc. (c)	11	684
Post Properties Inc.	33	1,141
Potlatch Corp.	26	814
Presidential Life Corp.	15	125
Primerica Inc.	23	489
Primus Guaranty Ltd. (c) (e)	16	83
PrivateBancorp Inc.	37	281
ProAssurance Corp.	20	1,451
Prospect Capital Corp. (e)	72	608
Prosperity Bancshares Inc.	31	1,011
Provident Financial Services Inc.	39	422
Provident New York Bancorp	24	138
PS Business Parks Inc.	12	611
Pzena Investment Management Inc. - Class A	4	13
Radian Group Inc.	82	179
RAIT Financial Trust (e)	28	94
Ramco-Gershenson Properties Trust	24	195
Redwood Trust Inc. (e)	52	582
Renasant Corp. (e)	17	217
Republic Bancorp Inc. - Class A	6	108
Resource Capital Corp.	48	241
Retail Opportunity Investments Corp. (e)	26	291
RLI Corp. (e)	12	768
RLJ Lodging Trust	17	213
Rockville Financial Inc.	18	172
Roma Financial Corp. (e)	4	35
S&T Bancorp Inc. (e)	17	283
Sabra Healthcare REIT Inc.	24	230
Safety Insurance Group Inc.	8	321
Sandy Spring Bancorp Inc.	16	238
Saul Centers Inc.	5	171
SCBT Financial Corp.	9	225
SeaBright Insurance Holdings Inc.	13	97
Seacoast Banking Corp. of Florida (c)	44	65
Selective Insurance Group	35	454
Sierra Bancorp	7	66
Signature Bank (c)	30	1,439
Simmons First National Corp. - Class A	11	231
Solar Capital Ltd.	24	488
Solar Senior Capital Ltd.	5	71
Southside Bancshares Inc.	11	201
Southwest Bancorp Inc. (c)	12	49
Sovran Self Storage Inc.	18	666
STAG Industrial Inc.	10	98
Starwood Property Trust Inc.	62	1,056

	Shares/Par (p)	Value
State Auto Financial Corp.	8	110
State Bancorp. Inc.	11	117
State Bank Financial Corp. (c)	21	269
StellarOne Corp.	14	142
Sterling Bancorp	20	149
Sterling Financial Corp. (c) (e)	16	201
Stewart Information Services Corp. (e)	14	120
Stifel Financial Corp. (c)	35	942
Strategic Hotels & Resorts Inc. (c)	116	501
Suffolk Bancorp	7	58
Summit Hotel Properties Inc.	16	112
Sun Bancorp Inc. (c) (e)	23	60
Sun Communities Inc.	14	497
Sunstone Hotel Investors Inc. (c)	79	449
Susquehanna Bancshares Inc.	83	453
SVB Financial Group (c)	28	1,046
SWS Group Inc.	20	93
SY Bancorp Inc.	7	136
Symetra Financial Corp.	45	367
Tanger Factory Outlet Centers Inc.	57	1,472
Taylor Capital Group Inc. (c) (e)	9	61
Tejon Ranch Co. (c)	10	230
Terreno Realty Corp	7	85
Territorial Bancorp Inc.	8	147
Texas Capital Bancshares Inc. (c)	25	565
THL Credit Inc.	5	53
TICC Capital Corp.	22	180
Tompkins Financial Corp.	6	198
Tower Bancorp Inc.	6	132
Tower Group Inc.	24	547
TowneBank (e)	17	189
Triangle Capital Corp. (e)	14	220
Trico Bancshares (e)	9	115
TrustCo Bank Corp.	57	256
Trustmark Corp. (e)	41	749
Two Harbors Investment Corp. (e)	93	821
UMB Financial Corp.	21	680
UMH Properties Inc.	8	68
Umpqua Holdings Corp.	73	642
Union First Market Bankshares Corp.	14	152
United Bankshares Inc. (e)	33	660
United Community Banks Inc. (c) (e)	27	230
United Financial Bancorp Inc.	11	153
United Fire & Casualty Co.	13	238
Universal Health Realty Income Trust	7	251
Universal Insurance Holdings Inc. (e)	9	36
Univest Corp. of Pennsylvania	12	156
Urstadt Biddle Properties Inc. - Class A	16	249
ViewPoint Financial Group	21	245
Virginia Commerce Bancorp (c)	15	86
Virtus Investment Partners Inc. (c)	4	200
Walker & Dunlop Inc. (c)	7	76
Walter Investment Management Corp.	17	395
Washington Banking Co.	11	111
Washington REIT	43	1,225
Washington Trust Bancorp Inc.	9	170
Webster Financial Corp.	48	729
WesBanco Inc.	16	270
West Bancorp Inc. (e)	12	101
West Coast Bancorp (c) (e)	12	172
Westamerica Bancorporation	19	714
Western Alliance Bancorp (c)	47	257
Westfield Financial Inc.	20	129
Westwood Holdings Group Inc.	4	129
Whitestone REIT (e)	5	51
Wilshire Bancorp Inc. (c)	42	116

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Winthrop Realty Trust	19	164
Wintrust Financial Corp.	23	598
World Acceptance Corp. (c) (e)	10	572
WSFS Financial Corp.	4	141

		140,011
HEALTH CARE - 12.7%
Abaxis Inc. (c) (e)	14	327
Abiomed Inc. (c) (e)	21	237
Accelrys Inc. (c)	34	205
Accretive Health Inc. (c) (e)	27	563
Accuray Inc. (c)	43	171
Achillion Pharmaceuticals Inc. (c)	33	154
Acorda Therapeutics Inc. (c)	26	522
Acura Pharmaceuticals Inc. (c) (e)	4	13
Aegerion Pharmaceuticals Inc. (c)	6	72
Affymax Inc. (c)	21	95
Affymetrix Inc. (c)	48	234
Air Methods Corp. (c)	8	480
Akorn Inc. (c)	37	292
Albany Molecular Research Inc. (c)	15	42
Align Technology Inc. (c)	41	616
Alimera Sciences Inc. (c) (e)	7	56
Alkermes Plc (c)	63	961
Alliance HealthCare Services Inc. (c)	19	21
Allos Therapeutics Inc. (c)	47	87
Almost Family Inc. (c)	5	79
Alnylam Pharmaceuticals Inc. (c)	24	160
Alphatec Holdings Inc. (c)	39	83
AMAG Pharmaceuticals Inc. (c)	14	212
Amedisys Inc. (c)	19	276
American Dental Partners Inc. (c)	10	93
Amicus Therapeutics Inc. (c)	10	37
AMN Healthcare Services Inc. (c)	28	112
Ampio Pharmaceuticals Inc. (c) (e)	12	80
Amsurg Corp. (c)	20	456
Anacor Pharmaceuticals Inc. (c)	12	68
Analogic Corp.	8	377
AngioDynamics Inc. (c)	17	219
Antares Pharma Inc. (c)	57	132
Anthera Pharmaceuticals Inc. (c)	17	79
Ardea Biosciences Inc. (c)	12	180
Arena Pharmaceuticals Inc. (c) (e)	88	128
Ariad Pharmaceuticals Inc. (c)	87	768
ArQule Inc. (c)	32	162
Array BioPharma Inc. (c)	35	69
ArthroCare Corp. (c)	18	522
Assisted Living Concepts Inc. - Class A	12	152
Astex Pharmaceuticals (c)	40	78
athenahealth Inc. (c) (e)	23	1,369
AtriCure Inc. (c)	9	83
Atrion Corp.	1	222
Auxilium Pharmaceuticals Inc. (c)	32	477
AVANIR Pharmaceuticals - Class A (c) (e)	77	221
AVEO Pharmaceuticals Inc. (c)	21	324
AVI BioPharma Inc. (c)	96	108
Bacterin International Holdings Inc. (c) (e)	14	27
BG Medicine Inc. (c) (e)	5	17
Bio-Reference Labs Inc. (c) (e)	15	279
BioCryst Pharmaceuticals Inc. (c) (e)	16	43
Biolase Technology Inc. (c) (e)	17	52
BioMimetic Therapeutics Inc. (c) (e)	11	35
Biosante Pharmaceuticals Inc. (c) (e)	72	163
BioScrip Inc. (c)	27	171
BioSpecifics Technologies Corp. (c) (e)	3	49
Biotime Inc. (c) (e)	17	76

	Shares/Par (p)	Value
Cadence Pharmaceuticals Inc. (c) (e)	24	155
Caliper Life Sciences Inc. (c)	29	307
Cambrex Corp. (c)	23	115
Cantel Medical Corp.	9	190
Capital Senior Living Corp. (c)	20	123
CardioNet Inc. (c)	16	49
Cardiovascular Systems Inc. (c)	8	92
Cell Therapeutics Inc. (c) (e)	126	134
Celldex Therapeutics Inc. (c) (e)	34	78
Centene Corp. (c)	33	946
Cepheid Inc. (c)	41	1,580
Cerus Corp. (c) (e)	32	67
Chelsea Therapeutics International Inc. (c) (e)	33	121
Chemed Corp.	14	774
Chindex International Inc. (c) (e)	9	76
Cleveland Biolabs Inc. (c) (e)	14	36
Codexis Inc. (c)	15	69
Columbia Laboratories Inc. (c) (e)	45	87
Complete Genomics Inc. (c)	6	36
Computer Programs & Systems Inc.	7	488
Conceptus Inc. (c)	20	208
Conmed Corp. (c)	18	420
Continucare Corp. (c)	22	137
Corcept Therapeutics Inc. (c)	22	69
Cornerstone Therapeutics Inc. (c)	6	41
Corvel Corp. (c)	4	172
Cross Country Healthcare Inc. (c)	21	87
CryoLife Inc. (c)	17	75
Cubist Pharmaceuticals Inc. (c)	40	1,396
Curis Inc. (c) (e)	50	157
Cyberonics Inc. (c)	18	514
Cynosure Inc. - Class A (c)	6	59
Cytori Therapeutics Inc. (c) (e)	36	108
Delcath Systems Inc. (c) (e)	36	120
DepoMed Inc. (c)	34	186
DexCom Inc. (c)	45	536
Durect Corp. (c)	54	87
DUSA Pharmaceuticals Inc. (c)	15	55
Dyax Corp. (c)	60	76
Dynavax Technologies Inc. (c)	73	135
Dynavox Inc. - Class A (c)	5	18
Emergent BioSolutions Inc. (c)	15	234
Emeritus Corp. (c)	19	268
Endocyte Inc. (c) (e)	11	119
Endologix Inc. (c)	33	330
Ensign Group Inc.	10	235
Enzo Biochem Inc. (c) (e)	30	78
Enzon Pharmaceuticals Inc. (c) (e)	28	197
Epocrates Inc. (c)	3	29
eResearch Technology Inc. (c)	31	140
Exact Sciences Corp. (c)	33	216
ExacTech Inc. (c)	7	93
ExamWorks Group Inc. (c) (e)	17	170
Exelixis Inc. (c)	82	447
Five Star Quality Care Inc. (c)	32	81
Fluidigm Corp. (c) (e)	4	54
Furiex Pharmaceuticals Inc. (c)	6	88
Genomic Health Inc. (c) (e)	11	232
Gentiva Health Services Inc. (c)	20	108
Geron Corp. (c) (e)	81	172
Greatbatch Inc. (c)	14	289
GTx Inc. (c)	11	37
Haemonetics Corp. (c)	17	992
Halozyme Therapeutics Inc. (c)	55	337
Hanger Orthopedic Group Inc. (c)	22	423
Hansen Medical Inc. (c) (e)	36	118

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Harvard Bioscience Inc. (c)	14	59
Healthsouth Corp. (c)	63	937
HealthSpring Inc. (c)	45	1,626
HealthStream Inc. (c)	9	120
Healthways Inc. (c)	22	215
HeartWare International Inc. (c) (e)	8	515
Hi-Tech Pharmacal Co. Inc. (c)	7	238
HMS Holdings Corp. (c)	56	1,362
ICU Medical Inc. (c)	8	300
Idenix Pharmaceuticals Inc. (c)	34	170
Immunogen Inc. (c) (e)	50	548
Immunomedics Inc. (c) (e)	43	137
Impax Laboratories Inc. (c)	43	774
Incyte Corp. (c)	57	793
Infinity Pharmaceuticals Inc. (c) (e)	12	83
Inhibitex Inc. (c)	39	95
Insmed Inc. (c) (e)	15	77
Insulet Corp. (c)	31	467
Integra LifeSciences Holdings Corp. (c)	13	480
InterMune Inc. (c)	32	654
Invacare Corp.	18	418
IPC The Hospitalist Co. Inc. (c)	10	365
IRIS International Inc. (c)	11	100
Ironwood Pharmaceuticals Inc. (c)	34	364
Isis Pharmaceuticals Inc. (c) (e)	66	450
Ista Pharmaceuticals Inc. (c)	21	72
Jazz Pharmaceuticals Inc. (c)	15	609
Kensey Nash Corp. (c)	6	145
Keryx Biopharmaceuticals Inc. (c)	48	143
Kindred Healthcare Inc. (c)	33	288
KV Pharmaceutical Co. - Class A (c) (e)	31	42
Landauer Inc.	6	302
Lannett Co. Inc. (c) (e)	11	42
Lexicon Pharmaceuticals Inc. (c) (e)	128	118
LHC Group Inc. (c)	10	176
Ligand Pharmaceuticals Inc. (c)	12	161
Luminex Corp. (c)	24	537
Magellan Health Services Inc. (c)	21	1,023
MAKO Surgical Corp. (c) (e)	21	726
MannKind Corp. (c) (e)	46	175
MAP Pharmaceuticals Inc. (c)	14	198
Masimo Corp.	35	752
Maxygen Inc. (e)	22	123
MedAssets Inc. (c)	30	286
Medical Action Industries Inc. (c)	10	52
Medicines Co. (c)	36	534
Medicis Pharmaceutical Corp. - Class A	41	1,483
Medidata Solutions Inc. (c)	14	235
Medivation Inc. (c)	20	335
MedQuist Holdings Inc. (c)	19	145
MEDTOX Scientific Inc.	5	60
Merge Healthcare Inc. (c)	32	192
Meridian Bioscience Inc.	27	430
Merit Medical Systems Inc. (c)	28	368
Metabolix Inc. (c) (e)	22	95
Metropolitan Health Networks Inc. (c)	30	134
Micromet Inc. (c) (e)	60	290
Molina Healthcare Inc. (c)	17	270
Momenta Pharmaceuticals Inc. (c)	31	353
MWI Veterinary Supply Inc. (c)	8	550
Nabi Biopharmaceuticals (c)	28	47
National Healthcare Corp.	6	206
National Research Corp.	1	25
Natus Medical Inc. (c)	19	178
Nektar Therapeutics (c)	76	369
Neogen Corp. (c)	15	511

	Shares/Par (p)	Value
Neoprobe Corp. (c) (e)	65	193
NeoStem Inc. (c) (e)	14	9
Neurocrine Biosciences Inc. (c) (e)	30	177
Novavax Inc. (c) (e)	74	119
NPS Pharmaceuticals Inc. (c)	57	374
NuVasive Inc. (c)	26	450
NxStage Medical Inc. (c)	30	619
Nymox Pharmaceutical Corp. (c) (e)	14	114
Obagi Medical Products Inc. (c)	12	105
Omnicell Inc. (c)	21	287
OncoGenex Pharmaceutical Inc. (c)	6	58
Oncothyreon Inc. (c) (e)	25	151
Onyx Pharmaceuticals Inc. (c)	42	1,253
Opko Health Inc. (c)	68	294
Optimer Pharmaceuticals Inc. (c) (e)	29	400
OraSure Technologies Inc. (c)	28	225
Orexigen Therapeutics Inc. (c) (e)	18	37
Orthofix International NV (c)	12	401
Osiris Therapeutics Inc. (c) (e)	13	65
Owens & Minor Inc.	42	1,197
Pacific Biosciences of California Inc. (c) (e)	21	67
Pacira Pharmaceuticals Inc. (c)	3	29
Pain Therapeutics Inc. (c) (e)	21	98
Palomar Medical Technologies Inc. (c)	13	100
Par Pharmaceutical Cos. Inc. (c)	24	639
Parexel International Corp. (c)	39	738
PDL BioPharma Inc.	91	506
Peregrine Pharmaceuticals Inc. (c) (e)	40	43
Pernix Therapeutics Holdings (c)	3	31
Pharmacyclics Inc. (c)	31	364
PharmAthene Inc. (c) (e)	22	38
PharMerica Corp. (c)	21	295
Pozen Inc. (c)	17	40
Progenics Pharmaceuticals Inc. (c)	17	98
Providence Services Corp. (c)	9	94
PSS World Medical Inc. (c) (e)	37	723
Quality Systems Inc.	13	1,240
Questcor Pharmaceuticals Inc. (c)	35	956
Quidel Corp. (c) (e)	18	290
RadNet Inc. (c) (e)	19	45
Raptor Pharmaceutical Corp. (c) (e)	26	117
Rigel Pharmaceuticals Inc. (c)	43	313
Rockwell Medical Technologies Inc. (c) (e)	10	79
RTI Biologics Inc. (c)	33	109
Sagent Pharmaceuticals Inc. (c) (e)	4	82
Salix Pharmaceuticals Ltd. (c)	39	1,141
Sangamo Biosciences Inc. (c) (e)	36	157
Santarus Inc. (c)	37	102
Savient Pharmaceuticals Inc. (c) (e)	47	193
Sciclone Pharmaceuticals Inc. (c)	27	102
Seattle Genetics Inc. (c) (e)	64	1,214
Select Medical Holdings Corp. (c)	28	188
Sequenom Inc. (c) (e)	66	334
SIGA Technologies Inc. (c) (e)	24	79
Skilled Healthcare Group Inc. - Class A (c)	12	45
Solta Medical Inc. (c)	41	51
SonoSite Inc. (c)	8	257
Spectranetics Corp. (c)	22	156
Spectrum Pharmaceuticals Inc. (c)	35	268
Staar Surgical Co. (c)	24	184
Stereotaxis Inc. (c) (e)	28	31
STERIS Corp.	39	1,143
Sucampo Pharmaceuticals Inc. - Class A (c) (e)	13	49
Sun Healthcare Group Inc. (c)	15	40
Sunesis Pharmaceuticals Inc. (c) (e)	17	21
Sunrise Senior Living Inc. (c) (e)	35	162

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
SurModics Inc. (c)	12	108
Symmetry Medical Inc. (c)	24	189
Synergetics USA Inc. (c) (e)	13	73
Synovis Life Technologies Inc. (c)	7	118
Synta Pharmaceuticals Corp. (c) (e)	14	45
Targacept Inc. (c)	17	258
Team Health Holdings Inc. (c)	16	271
Theravance Inc. (c)	46	919
Tornier BV (c)	6	131
Transcend Services Inc. (c)	6	130
Transcept Pharmaceuticals Inc. (c) (e)	3	19
Triple-S Management Corp. - Class B (c)	12	202
Trius Therapeutics Inc. (c)	4	24
Unilife Corp. (c) (e)	39	164
Universal American Corp.	20	201
Uroplasty Inc. (c)	13	61
US Physical Therapy Inc.	7	136
Vanda Pharmaceuticals Inc. (c)	21	104
Vascular Solutions Inc. (c)	12	137
Vical Inc. (c) (e)	53	130
ViroPharma Inc. (c)	49	890
Vivus Inc. (c) (e)	58	470
Volcano Corp. (c)	34	1,020
WellCare Health Plans Inc. (c)	28	1,066
West Pharmaceutical Services Inc.	22	821
Wright Medical Group Inc. (c)	25	439
XenoPort Inc. (c)	21	123
Young Innovations Inc.	4	115
Zalicus Inc. (e)	55	54
ZIOPHARM Oncology Inc. (c) (e)	40	177
Zogenix Inc. (c) (e)	7	12
Zoll Medical Corp. (c)	14	525

		81,890
INDUSTRIALS - 14.8%
3D Systems Corp. (c) (e)	28	391
A123 Systems Inc. (c) (e)	58	201
AAON Inc. (e)	12	196
AAR Corp.	26	440
ABM Industries Inc.	35	670
Acacia Research Corp. (c)	28	1,015
ACCO Brands Corp. (c)	37	175
Aceto Corp.	16	86
Active Power Inc. (c) (e)	49	63
Actuant Corp. - Class A	45	896
Acuity Brands Inc.	29	1,029
Advisory Board Co. (c)	11	679
AeroVironment Inc. (c)	11	297
Air Transport Services Group Inc (c)	34	148
Aircastle Ltd.	39	369
Alamo Group Inc.	5	100
Alaska Air Group Inc. (c)	24	1,329
Albany International Corp. - Class A	18	323
Allegiant Travel Co. (c)	10	471
Altra Holdings Inc. (c)	18	204
AMERCO (c)	6	350
Ameresco Inc. - Class A (c)	11	111
American Railcar Industries Inc. (c)	6	99
American Reprographics Co. (c)	22	74
American Science & Engineering Inc.	6	371
American Superconductor Corp. (c) (e)	31	123
American Woodmark Corp.	7	82
Ameron International Corp.	6	517
Ampco-Pittsburgh Corp.	5	102
AO Smith Corp.	25	804
APAC Customer Services Inc. (c)	20	168

	Shares/Par (p)	Value
Apogee Enterprises Inc.	19	163
Applied Energetics Inc. (c)	—	—
Applied Industrial Technologies Inc.	28	761
Argan Inc. (c)	7	68
Arkansas Best Corp.	16	258
Astec Industries Inc. (c)	13	382
Astronics Corp. (c)	8	216
Atlas Air Worldwide Holdings Inc. (c)	17	579
Avis Budget Group Inc. (c)	69	672
AZZ Inc.	8	325
Badger Meter Inc. (e)	9	274
Baltic Trading Ltd. (e)	12	55
Barnes Group Inc.	36	694
Barrett Business Services Inc.	6	84
Beacon Roofing Supply Inc. (c) (e)	29	466
Belden Inc.	31	808
Blount International Inc. (c)	31	419
Brady Corp. - Class A	31	815
Briggs & Stratton Corp.	34	453
Brink's Co.	31	720
Broadwind Energy Inc. (c) (e)	71	23
Builders FirstSource Inc. (c)	25	32
CAI International Inc. (c)	7	81
Capstone Turbine Corp. (c) (e)	157	157
Cascade Corp.	6	190
Casella Waste Systems Inc. - Class A (c)	18	96
CBIZ Inc. (c)	27	178
CDI Corp.	8	88
Celadon Group Inc.	12	110
Cenveo Inc. (c) (e)	33	100
Ceradyne Inc. (c)	17	444
Chart Industries Inc. (c)	19	819
Chase Corp. (e)	4	42
CIRCOR International Inc.	11	329
CLARCOR Inc.	33	1,374
Clean Harbors Inc. (c)	31	1,582
Coleman Cable Inc. (c)	4	36
Colfax Corp. (c) (e)	16	324
Columbus Mckinnon Corp. (c)	12	131
Comfort Systems USA Inc.	24	198
Commercial Vehicle Group Inc. (c)	18	118
Consolidated Graphics Inc. (c)	6	216
Corporate Executive Board Co.	23	682
CoStar Group Inc. (c)	17	869
Courier Corp.	6	42
Covenant Transportation Group Inc. (c)	5	18
CRA International Inc. (c)	7	132
Cubic Corp.	11	412
Curtiss-Wright Corp.	31	885
Deluxe Corp.	33	618
DigitalGlobe Inc. (c)	23	456
Dolan Media Co. (c)	18	164
Dollar Thrifty Automotive Group Inc. (c)	19	1,074
Douglas Dynamics Inc.	11	147
Ducommun Inc.	8	117
DXP Enterprises Inc. (c)	5	99
Dycom Industries Inc. (c)	24	360
Dynamic Materials Corp.	9	138
Eagle Bulk Shipping Inc. (c) (e)	41	64
EMCOR Group Inc.	44	898
Encore Wire Corp. (e)	12	239
Ener1 Inc. (c)	37	5
Energy Recovery Inc. (c) (e)	36	108
EnergySolutions Inc. (c)	55	195
EnerNOC Inc. (c) (e)	14	127
EnerSys	33	666

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Ennis Inc.	17	226
EnPro Industries Inc. (c)	13	393
ESCO Technologies Inc.	18	451
Essex Rental Corp. (c) (e)	10	26
Esterline Technologies Corp. (c)	20	1,041
Excel Maritime Carriers Ltd. (c) (e)	38	80
Exponent Inc. (c)	9	364
Federal Signal Corp.	40	176
Flow International Corp. (c)	35	78
Force Protection Inc. (c)	45	174
Forward Air Corp.	19	481
Franklin Covey Co. (c)	9	65
Franklin Electric Co. Inc.	15	550
FreightCar America Inc. (c)	7	103
FTI Consulting Inc. (c) (e)	28	1,022
Fuel Tech Inc. (c)	12	70
FuelCell Energy Inc. (c) (e)	84	70
Furmanite Corp. (c)	25	137
G&K Services Inc. - Class A	13	321
Genco Shipping & Trading Ltd. (c) (e)	17	131
GenCorp Inc. (c)	39	177
Generac Holdings Inc. (c)	16	292
Genesee & Wyoming Inc. - Class A (c)	26	1,215
Geo Group Inc. (c)	43	796
GeoEye Inc. (c)	14	401
Gibraltar Industries Inc. (c)	20	159
Global Power Equipment Group Inc. (c) (e)	10	222
Gorman-Rupp Co.	10	253
GP Strategies Corp. (c)	11	112
Graham Corp.	7	112
Granite Construction Inc.	26	483
Great Lakes Dredge & Dock Corp.	37	152
Greenbrier Cos. Inc. (c)	12	136
Griffon Corp. (c)	30	245
H&E Equipment Services Inc. (c)	17	141
Hawaiian Holdings Inc. (c)	32	135
Healthcare Services Group Inc.	44	711
Heartland Express Inc.	32	438
HEICO Corp. (e)	27	1,353
Heidrick & Struggles International Inc.	11	178
Heritage-Crystal Clean Inc. (c)	3	52
Herman Miller Inc.	37	659
Hexcel Corp. (c)	65	1,430
Higher One Holdings Inc. (c) (e)	21	334
Hill International Inc. (c)	18	85
HNI Corp.	29	548
Houston Wire & Cable Co.	12	138
HUB Group Inc. - Class A (c)	24	689
Hudson Highland Group Inc. (c)	21	70
Hurco Cos. Inc. (c)	4	79
Huron Consulting Group Inc. (c)	15	461
ICF International Inc. (c)	12	230
II-VI Inc. (c)	34	601
InnerWorkings Inc. (c) (e)	18	141
Insituform Technologies Inc. - Class A (c)	26	306
Insperity Inc.	15	341
Insteel Industries Inc.	12	124
Interface Inc. - Class A	35	416
Interline Brands Inc. (c)	21	266
International Shipholding Corp.	4	76
Intersections Inc.	6	72
JetBlue Airways Corp. (c)	163	670
John Bean Technologies Corp.	18	255
Kadant Inc. (c)	8	139
Kaman Corp. - Class A	17	471
Kaydon Corp.	21	609

	Shares/Par (p)	Value
Kelly Services Inc. - Class A	16	187
Keyw Holding Corp. (c) (e)	11	81
Kforce Inc. (c)	23	225
Kimball International Inc. - Class B	23	113
Knight Transportation Inc.	41	539
Knoll Inc.	32	437
Korn/Ferry International (c)	31	381
Kratos Defense & Security Solutions Inc. (c)	21	144
Lawson Products Inc.	2	29
Layne Christensen Co. (c)	13	293
LB Foster Co.	6	137
Lindsay Corp.	8	430
LMI Aerospace Inc. (c)	6	97
LSI Industries Inc.	13	80
Lydall Inc. (c)	14	121
M&F Worldwide Corp. (c)	7	180
Marten Transport Ltd.	11	183
MasTec Inc. (c)	37	660
McGrath RentCorp	16	387
Meritor Inc. (c)	61	429
Met-Pro Corp.	11	94
Metalico Inc. (c) (e)	23	88
Michael Baker Corp. (c)	5	91
Middleby Corp. (c)	12	872
Miller Industries Inc.	8	143
Mine Safety Appliances Co.	18	487
Mistras Group Inc. (c)	10	177
Mobile Mini Inc. (c)	23	383
Moog Inc. - Class A (c)	30	977
Mueller Industries Inc.	24	942
Mueller Water Products Inc.	98	242
Multi-Color Corp.	7	154
MYR Group Inc. (c)	13	225
NACCO Industries Inc. - Class A	4	249
Navigant Consulting Inc. (c)	32	299
NCI Building Systems Inc. (c)	13	97
NN Inc. (c)	10	51
Northwest Pipe Co. (c)	6	129
Odyssey Marine Exploration Inc. (c) (e)	51	126
Old Dominion Freight Line Inc. (c)	31	908
Omega Flex Inc. (c) (e)	1	12
On Assignment Inc. (c)	24	171
Orbital Sciences Corp. (c)	39	497
Orion Marine Group Inc. (c)	17	99
Otter Tail Corp.	23	422
Pacer International Inc. (c)	25	95
Park-Ohio Holdings Corp. (c)	6	78
Patriot Transportation Holding Inc. (c) (e)	3	67
Pendrell Corp. (c) (e)	105	237
Pike Electric Corp. (c)	11	73
PMFG Inc. (c) (e)	12	189
Powell Industries Inc. (c)	6	178
PowerSecure International Inc. (c)	12	58
Preformed Line Products Co. (e)	2	70
Primoris Services Corp.	17	174
Quad/Graphics Inc. (e)	16	286
Quality Distribution Inc. (c)	10	94
Quanex Building Products Corp.	24	260
RailAmerica Inc. (c)	16	204
Raven Industries Inc.	12	578
RBC Bearings Inc. (c)	14	484
Republic Airways Holdings Inc. (c)	36	101
Resources Connection Inc.	30	290
Roadrunner Transportation Systems Inc. (c)	6	78
Robbins & Myers Inc.	26	903
Rollins Inc.	42	787

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
RPX Corp. (c)	6	120
RSC Holdings Inc. (c)	42	300
Rush Enterprises Inc. - Class A (c)	21	298
Saia Inc. (c)	11	112
SatCon Technology Corp. (c) (e)	71	67
Sauer-Danfoss Inc. (c)	8	221
Schawk Inc. - Class A	7	73
School Specialty Inc. (c) (e)	10	75
Seaboard Corp.	—	368
SeaCube Container Leasing Ltd.	8	95
Simpson Manufacturing Co. Inc.	28	687
SkyWest Inc.	34	390
Spirit Airlines Inc. (c)	9	118
Standard Parking Corp. (c)	10	153
Standex International Corp.	8	250
Steelcase Inc. - Class A	53	336
Sterling Construction Co. Inc. (c)	10	108
Sun Hydraulics Corp.	13	274
Swift Transporation Co. (c)	53	341
Swisher Hygiene Inc. (c) (e)	51	208
Sykes Enterprises Inc. (c)	27	403
TAL International Group Inc.	14	359
Taser International Inc. (c)	41	178
Team Inc. (c)	12	255
Tecumseh Products Co. - Class A (c)	14	102
Teledyne Technologies Inc. (c)	24	1,183
Tennant Co.	13	450
Tetra Tech Inc. (c)	41	773
Textainer Group Holdings Ltd.	7	144
Thermon Group Holdings Inc. (c)	6	84
Titan International Inc.	28	420
Titan Machinery Inc. (c)	10	172
TMS International Corp. (c)	8	57
TRC Cos. Inc. (c)	11	32
Tredegar Corp.	15	227
Trex Co. Inc. (c) (e)	10	153
TriMas Corp. (c)	16	235
Triumph Group Inc.	25	1,209
TrueBlue Inc. (c)	30	336
Tutor Perini Corp.	19	223
Twin Disc Inc.	6	152
Ultrapetrol Ltd. (c) (e)	13	30
UniFirst Corp.	9	428
United Rentals Inc. (c) (e)	41	698
United Stationers Inc.	30	829
UniTek Global Services Inc. (c)	7	33
Universal Forest Products Inc.	12	292
Universal Truckload Services Inc.	3	36
US Airways Group Inc. (c) (e)	104	573
US Ecology Inc.	12	193
USG Corp. (c) (e)	48	321
Valence Technology Inc. (c) (e)	41	43
Viad Corp.	13	223
Vicor Corp.	12	101
VSE Corp.	3	86
Wabash National Corp. (c)	42	198
Watsco Inc.	19	948
Watts Water Technologies Inc. - Class A	19	509
WCA Waste Corp. (c) (e)	10	43
Werner Enterprises Inc.	29	605
Woodward Governor Co.	41	1,111
Xerium Technologies Inc. (c) (e)	7	71
Zipcar Inc. (c) (e)	6	112

		95,786

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 16.7%
ACI Worldwide Inc. (c)	22	610
Active Network Inc. (c)	7	110
Actuate Corp. (c)	28	152
Acxiom Corp. (c)	54	574
ADTRAN Inc.	43	1,128
Advanced Analogic Technologies Inc. (c)	26	113
Advanced Energy Industries Inc. (c)	27	234
Advent Software Inc. (c)	21	430
Aeroflex Holding Corp. (c)	12	110
Agilysys Inc. (c)	11	77
Alpha & Omega Semiconductor Ltd. (c) (e)	9	74
American Software Inc. - Class A	14	103
Amkor Technology Inc. (c) (e)	68	295
Amtech Systems Inc. (c)	6	46
Anadigics Inc. (c)	42	90
Anaren Inc. (c)	10	198
Ancestry.com Inc. (c) (e)	21	493
Anixter International Inc.	19	908
Applied Micro Circuits Corp. (c)	43	232
Archipelago Learning Inc. (c)	10	81
Arris Group Inc. (c)	80	826
Aruba Networks Inc. (c) (e)	56	1,177
Aspen Technology Inc. (c)	56	854
ATMI Inc. (c)	21	336
Aviat Networks Inc. (c)	46	107
Avid Technology Inc. (c) (e)	18	142
Axcelis Technologies Inc. (c)	69	83
AXT Inc. (c)	20	101
Bel Fuse Inc. - Class B	6	98
Benchmark Electronics Inc. (c)	39	508
BigBand Networks Inc. (c)	27	35
Black Box Corp.	12	248
Blackbaud Inc.	29	647
Blackboard Inc. (c)	23	1,033
Blue Coat Systems Inc. (c)	29	404
Bottomline Technologies Inc. (c)	23	456
Brightpoint Inc. (c)	43	395
BroadSoft Inc. (c) (e)	15	457
Brooks Automation Inc.	44	361
Cabot Microelectronics Corp. (c)	15	528
CACI International Inc. - Class A (c)	20	993
Calix Inc. (c)	25	197
Callidus Software Inc. (c) (e)	18	84
Cass Information Systems Inc.	5	170
Cavium Inc. (c)	32	864
Ceva Inc. (c)	15	365
Checkpoint Systems Inc. (c)	27	364
Ciber Inc. (c)	40	121
Cirrus Logic Inc. (c)	44	645
Cognex Corp.	27	743
Coherent Inc. (c)	16	703
Cohu Inc.	16	156
Communications Systems Inc. (e)	4	52
CommVault Systems Inc. (c)	29	1,078
Computer Task Group Inc. (c)	9	103
comScore Inc. (c)	20	334
Comtech Telecommunications Corp.	17	489
Concur Technologies Inc. (c)	29	1,096
Constant Contact Inc. (c)	19	324
Convergys Corp. (c)	70	654
Convio Inc. (c)	7	63
Cornerstone OnDemand Inc. (c) (e)	7	87
Cray Inc. (c)	24	126
CSG Systems International Inc. (c)	22	278

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
CSR Plc - ADR (c)	5	62
CTS Corp.	23	190
Cymer Inc. (c)	20	751
Daktronics Inc.	24	202
DDi Corp.	10	73
DealerTrack Holdings Inc. (c)	26	412
Deltek Inc. (c)	14	82
Demand Media Inc. (c) (e)	5	38
DemandTec Inc. (c) (e)	20	131
DG FastChannel Inc. (c)	17	290
Dialogic Inc. (c) (e)	9	17
Dice Holdings Inc. (c)	33	255
Digi International Inc. (c)	16	177
Digimarc Corp. (c)	5	125
Digital River Inc. (c)	25	520
Diodes Inc. (c)	24	422
Dot Hill Systems Corp. (c)	34	52
DSP Group Inc. (c)	15	91
DTS Inc. (c)	11	270
Dynamics Research Corp. (c)	5	48
Earthlink Inc.	73	478
Ebix Inc. (e)	20	294
Echelon Corp. (c) (e)	21	148
Echo Global Logistics Inc. (c) (e)	8	106
Electro Rent Corp.	12	161
Electro Scientific Industries Inc. (c)	14	170
Electronics for Imaging Inc. (c)	31	420
Ellie Mae Inc. (c)	5	28
eMagin Corp. (c) (e)	11	28
Emcore Corp. (c) (e)	54	53
Emulex Corp. (c)	56	356
Entegris Inc. (c)	89	569
Entropic Communications Inc. (c) (e)	53	220
Envestnet Inc. (c)	12	118
EPIQ Systems Inc.	22	274
ePlus Inc. (c) (e)	3	62
Euronet Worldwide Inc. (c)	34	536
Exar Corp. (c)	24	134
ExlService Holdings Inc. (c)	11	240
Extreme Networks (c)	61	160
Fabrinet (c)	13	235
Fair Isaac Corp.	26	566
FalconStor Software Inc. (c) (e)	18	53
FARO Technologies Inc. (c)	11	332
FEI Co. (c)	26	767
Finisar Corp. (c)	58	1,012
FormFactor Inc. (c)	32	199
Forrester Research Inc.	10	309
FSI International Inc. (c) (e)	28	53
Geeknet Inc. (c)	3	54
Gerber Scientific Inc. (f)	19	—
Global Cash Access Holdings Inc. (c)	48	122
Globecomm Systems Inc. (c)	15	209
Glu Mobile Inc. (c) (e)	25	54
GSI Group Inc. (c)	16	120
GSI Technology Inc. (c)	12	60
GT Advanced Technologies Inc. (c) (e)	84	588
Guidance Software Inc. (c)	12	75
Hackett Group Inc. (c)	19	70
Harmonic Inc. (c)	72	305
Heartland Payment Systems Inc.	26	506
Hittite Microwave Corp. (c)	21	1,007
Identive Group Inc. (c)	23	47
iGate Corp. (e)	19	222
Imation Corp. (c)	21	154
Immersion Corp. (c)	20	121

	Shares/Par (p)	Value
Infinera Corp. (c) (e)	70	537
Infospace Inc. (c)	23	192
Inphi Corp. (c)	13	110
Insight Enterprises Inc. (c)	30	459
Integrated Device Technology Inc. (c)	99	507
Integrated Silicon Solutions Inc. (c)	19	146
Interactive Intelligence Group (c)	9	252
InterDigital Inc. (e)	30	1,389
Intermec Inc. (c)	37	241
Internap Network Services Corp. (c)	32	160
Intevac Inc. (c)	14	98
IntraLinks Holdings Inc. (c)	20	147
Ixia (c)	26	202
IXYS Corp. (c)	15	161
j2 Global Communications Inc.	30	818
Jack Henry & Associates Inc.	57	1,647
JDA Software Group Inc. (c)	28	657
Kemet Corp. (c)	30	213
Kenexa Corp. (c)	17	259
Keynote Systems Inc.	9	192
KIT Digital Inc. (c) (e)	22	185
Kopin Corp. (c)	41	142
Kulicke & Soffa Industries Inc. (c)	46	342
KVH Industries Inc. (c)	10	83
Lattice Semiconductor Corp. (c)	76	399
LeCroy Corp. (c)	10	79
Limelight Networks Inc. (c) (e)	42	100
Lionbridge Technologies Inc. (c)	36	88
Liquidity Services Inc. (c)	12	375
Littelfuse Inc.	15	606
LivePerson Inc. (c)	35	350
LogMeIn Inc. (c)	14	453
LoopNet Inc. (c)	10	180
Loral Space & Communications Inc. (c)	7	356
LTX-Credence Corp. (c)	32	168
Magma Design Automation Inc. (c)	46	207
Manhattan Associates Inc. (c)	14	462
Mantech International Corp. - Class A	15	486
Marchex Inc. - Class B (e)	13	113
MAXIMUS Inc.	23	801
MaxLinear Inc. - Class A (c)	10	63
Maxwell Technologies Inc. (c) (e)	19	346
Measurement Specialties Inc. (c)	10	251
Mentor Graphics Corp. (c)	64	614
Mercury Computer Systems Inc. (c)	19	220
Meru Networks Inc. (c) (e)	7	54
Methode Electronics Inc.	25	182
Micrel Inc.	34	321
Microsemi Corp. (c)	57	913
MicroStrategy Inc. - Class A (c)	5	605
Microvision Inc. (c) (e)	52	35
Mindspeed Technologies Inc. (c)	20	105
MIPS Technologies Inc. - Class A (c)	32	153
MKS Instruments Inc.	35	751
ModusLink Global Solutions Inc.	32	112
MoneyGram International Inc. (c)	60	139
Monolithic Power Systems Inc. (c)	19	197
Monotype Imaging Holdings Inc. (c)	22	268
MoSys Inc. (c) (e)	25	92
Motricity Inc. (c) (e)	23	38
Move Inc. (c)	110	160
MTS Systems Corp.	10	320
Multi-Fineline Electronix Inc. (c)	6	120
Nanometrics Inc. (c)	14	199
NCI Inc. - Class A (c)	4	52
NeoPhotonics Corp. (c)	5	36

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Ness Technologies Inc. (c)	20	156
NetGear Inc. (c)	24	628
NetLogic Microsystems Inc. (c)	45	2,166
NetScout Systems Inc. (c)	23	266
NetSuite Inc. (c)	18	489
Newport Corp. (c)	24	257
NIC Inc.	43	488
Novatel Wireless Inc. (c)	21	63
Numerex Corp. (c) (e)	6	32
NVE Corp. (c)	3	195
Oclaro Inc. (c) (e)	30	111
OCZ Technology Group Inc. (c) (e)	31	151
Omnivision Technologies Inc. (c)	38	540
OpenTable Inc. (c) (e)	16	716
Openwave Systems Inc. (c) (e)	62	98
Oplink Communications Inc. (c)	14	212
OPNET Technologies Inc.	10	338
Opnext Inc. (c)	37	47
ORBCOMM Inc. (c)	21	54
OSI Systems Inc. (c)	13	426
Parametric Technology Corp. (c)	78	1,207
Park Electrochemical Corp.	14	297
PC Connection Inc. (c)	5	37
PDF Solutions Inc. (c)	18	75
Pegasystems Inc. (e)	11	328
Perficient Inc. (c)	17	124
Pericom Semiconductor Corp. (c)	16	117
Photronics Inc. (c)	40	198
Plantronics Inc.	32	904
Plexus Corp. (c)	25	557
PLX Technology Inc. (c) (e)	34	102
Power Integrations Inc.	19	586
Power-One Inc. (c) (e)	46	208
Powerwave Technologies Inc. (c) (e)	111	191
PRG-Schultz International Inc. (c) (e)	12	56
Procera Networks Inc. (c)	9	86
Progress Software Corp. (c)	44	778
PROS Holdings Inc. (c)	15	189
Pulse Electronics Corp.	29	82
QAD Inc. - Class A (e)	6	61
QLIK Technologies Inc. (c)	46	1,006
Quantum Corp. (c)	148	268
Quepasa Corp. (c) (e)	4	15
Quest Software Inc. (c)	41	644
QuinStreet Inc. (c)	17	175
Radisys Corp. (c)	13	82
Rambus Inc. (c) (e)	65	911
RealD Inc. (c) (e)	27	257
RealNetworks Inc.	14	121
RealPage Inc. (c)	20	415
Renaissance Learning Inc.	9	154
Responsys Inc. (c)	6	62
RF Micro Devices Inc. (c)	182	1,156
Richardson Electronics Ltd.	11	146
RightNow Technologies Inc. (c)	16	543
RigNet Inc. (c)	3	49
Rimage Corp.	7	92
Rofin-Sinar Technologies Inc. (c)	19	365
Rogers Corp. (c)	11	416
Rosetta Stone Inc. (c) (e)	8	73
Rubicon Technology Inc. (c)	10	115
Rudolph Technologies Inc. (c)	19	126
S1 Corp. (c)	36	329
Saba Software Inc. (c)	18	105
Sanmina-SCI Corp. (c)	54	360
Sapient Corp.	72	734

	Shares/Par (p)	Value
ScanSource Inc. (c)	18	531
SciQuest Inc. (c)	7	112
SeaChange International Inc. (c)	19	148
Semtech Corp. (c)	43	910
ServiceSource International Inc. (c) (e)	6	80
ShoreTel Inc. (c)	29	145
Sigma Designs Inc. (c)	20	156
Silicon Graphics International Corp. (c) (e)	20	243
Silicon Image Inc. (c)	54	315
Smith Micro Software Inc. (c)	19	29
SolarWinds Inc. (c)	38	830
Sonus Networks Inc. (c)	131	285
Sourcefire Inc. (c) (e)	18	485
Spansion Inc. (c)	34	410
SPS Commerce Inc. (c)	5	85
SRS Labs Inc. (c)	8	55
SS&C Technologies Holdings Inc. (c)	16	223
Stamps.com Inc.	6	132
Standard Microsystems Corp. (c)	15	287
STEC Inc. (c) (e)	28	282
Stratasys Inc. (c)	13	249
SuccessFactors Inc. (c)	55	1,256
Super Micro Computer Inc. (c)	18	228
Supertex Inc. (c)	7	114
support.com Inc. (c)	32	64
Sycamore Networks Inc.	14	245
Symmetricom Inc. (c)	27	116
Synaptics Inc. (c) (e)	23	544
Synchronoss Technologies Inc. (c)	18	439
SYNNEX Corp. (c)	17	440
Syntel Inc.	10	444
Take-Two Interactive Software Inc. (c) (e)	49	621
Taleo Corp. - Class A (c)	27	700
TechTarget Inc. (c)	8	47
Tekelec (c)	39	235
TeleCommunication Systems Inc. - Class A (c)	29	102
TeleNav Inc. (c)	10	90
TeleTech Holdings Inc. (c)	16	243
Tessera Technologies Inc. (c)	32	384
THQ Inc. (c) (e)	39	67
TiVo Inc. (c)	79	737
TNS Inc. (c)	17	312
Travelzoo Inc. (c) (e)	4	80
TriQuint Semiconductor Inc. (c)	109	545
TTM Technologies Inc. (c)	33	318
Tyler Technologies Inc. (c)	21	539
Ultimate Software Group Inc. (c)	17	799
Ultra Clean Holdings Inc. (c)	16	70
Ultratech Inc. (c)	16	283
Unisys Corp. (c)	28	434
United Online Inc.	58	303
Universal Display Corp. (c)	25	1,215
ValueClick Inc. (c)	52	810
VASCO Data Security International Inc. (c)	16	84
Veeco Instruments Inc. (c) (e)	27	657
Verint Systems Inc. (c)	14	373
ViaSat Inc. (c)	24	800
Viasystems Group Inc. (c) (e)	2	41
VirnetX Holding Corp. (c) (e)	27	405
Virtusa Corp. (c)	9	115
Vishay Precision Group Inc. (c)	7	98
Vocus Inc. (c)	12	201
Volterra Semiconductor Corp. (c)	15	295
Wave Systems Corp. (c) (e)	53	123
Web.com Group Inc. (c)	18	123
Websense Inc. (c)	26	447

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Westell Technologies Inc. (c)	32	70
Wright Express Corp. (c)	26	970
X-Rite Inc. (c)	19	71
XO Group Inc. (c)	22	183
Xyratex Ltd.	18	171
Zixit Corp. (c)	39	104
Zygo Corp. (c)	11	125

		108,261
MATERIALS - 4.4%
A. Schulman Inc.	21	351
AEP Industries Inc. (c)	3	65
AM Castle & Co. (c)	10	110
AMCOL International Corp.	16	374
American Vanguard Corp.	13	145
Arch Chemicals Inc.	15	695
Balchem Corp.	19	713
Boise Inc.	65	337
Buckeye Technologies Inc.	26	617
Calgon Carbon Corp. (c)	36	526
Century Aluminum Co. (c)	33	292
Chemtura Corp. (c)	64	640
Clearwater Paper Corp. (c)	15	521
Coeur d'Alene Mines Corp. (c)	59	1,263
Deltic Timber Corp.	7	423
Eagle Materials Inc.	30	493
Ferro Corp. (c)	55	336
Flotek Industries Inc. (c)	30	141
FutureFuel Corp. (e)	11	118
General Moly Inc. (c) (e)	42	123
Georgia Gulf Corp. (c)	21	297
Glatfelter	31	406
Globe Specialty Metals Inc.	42	607
Gold Resource Corp. (e)	19	316
Golden Minerals Co. (c) (e)	7	56
Golden Star Resources Ltd. (c) (e)	173	321
Graphic Packaging Holding Co. (c)	107	368
Handy & Harman Ltd. (c)	4	36
Hawkins Inc. (e)	5	175
Haynes International Inc.	8	354
HB Fuller Co.	33	597
Headwaters Inc. (c)	37	53
Hecla Mining Co. (c)	184	986
Horsehead Holding Corp. (c)	28	207
Innophos Holdings Inc.	14	557
Innospec Inc. (c)	16	385
Jaguar Mining Inc. (c) (e)	57	266
Kaiser Aluminum Corp.	11	480
KapStone Paper and Packaging Corp. (c)	25	351
KMG Chemicals Inc.	6	71
Koppers Holdings Inc.	13	338
Kraton Performance Polymers Inc. (c)	21	344
Landec Corp. (c)	16	84
Louisiana-Pacific Corp. (c)	88	448
LSB Industries Inc. (c)	12	351
Materion Corp. (c)	13	302
Metals USA Holdings Corp. (c) (e)	6	55
Midway Gold Corp. (c) (e)	60	121
Minerals Technologies Inc.	12	597
Myers Industries Inc.	23	231
Neenah Paper Inc.	10	138
NewMarket Corp.	6	904
NL Industries Inc.	4	45
Noranda Aluminium Holding Corp. (c) (e)	14	117
Olin Corp.	53	948
Olympic Steel Inc.	5	93

	Shares/Par (p)	Value
OM Group Inc. (c)	21	534
Omnova Solutions Inc. (c)	27	96
Paramount Gold and Silver Corp. (c) (e)	71	168
PolyOne Corp.	62	662
Quaker Chemical Corp.	8	208
Revett Minerals Inc. (c) (e)	15	59
RTI International Metals Inc. (c)	20	456
Schweitzer-Mauduit International Inc.	11	637
Senomyx Inc. (c) (e)	26	92
Sensient Technologies Corp.	33	1,075
Spartech Corp. (c)	23	75
Stepan Co.	5	364
Stillwater Mining Co. (c)	68	578
STR Holdings Inc. (c) (e)	19	153
Texas Industries Inc. (e)	15	481
Thompson Creek Metals Co. Inc. (c)	101	614
TPC Group Inc. (c)	8	164
United States Lime & Minerals Inc. (c) (e)	1	56
Universal Stainless & Alloy Products Inc. (c)	5	122
US Energy Corp. Wyoming (c) (e)	18	41
US Gold Corp. (c) (e)	70	282
Verso Paper Corp. (c) (e)	8	13
Vista Gold Corp. (c) (e)	43	144
Wausau Paper Corp.	29	188
Worthington Industries Inc.	37	512
Zagg Inc. (c) (e)	15	144
Zep Inc.	14	217
Zoltek Cos. Inc. (c)	17	108

		28,531
TELECOMMUNICATION SERVICES - 1.0%
8x8 Inc. (c) (e)	38	153
AboveNet Inc.	15	822
Alaska Communications Systems Group Inc. (e)	29	192
Atlantic Tele-Network Inc.	6	208
Boingo Wireless Inc. (c) (e)	3	25
Cbeyond Inc. (c)	19	137
Cincinnati Bell Inc. (c)	131	406
Cogent Communications Group Inc. (c)	30	398
Consolidated Communications Holdings Inc.	16	294
Fairpoint Communications Inc. (c) (e)	13	56
General Communication Inc. - Class A (c)	28	231
Global Crossing Ltd. (c)	20	472
Globalstar Inc. (c) (e)	63	26
HickoryTech Corp. (e)	8	78
ICG Group Inc. (c)	25	232
IDT Corp. - Class B	9	188
inContact Inc. (c) (e)	19	64
Iridium Communications Inc. (c)	27	168
Leap Wireless International Inc. (c)	41	283
Neutral Tandem Inc. (c)	23	226
NTELOS Holdings Corp.	20	357
PAETEC Holding Corp. (c)	84	445
Premiere Global Services Inc. (c)	33	211
Safeguard Scientifics Inc. (c)	14	207
Shenandoah Telecommunications Co. (e)	15	167
SureWest Communications (e)	9	89
Towerstream Corp. (c) (e)	26	68
USA Mobility Inc.	15	198
Vonage Holdings Corp. (c)	86	224

		6,625
UTILITIES - 3.9%
Allete Inc.	21	773
American States Water Co.	12	408

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Artesian Resources Corp. - Class A	4	71
Atlantic Power Corp. (e)	45	645
Avista Corp.	38	908
Black Hills Corp. (e)	26	799
Cadiz Inc. (c)	10	75
California Water Service Group	28	492
Central Vermont Public Service Corp.	9	312
CH Energy Group Inc.	10	530
Chesapeake Utilities Corp.	6	259
Cleco Corp.	40	1,372
Connecticut Water Services Inc.	5	131
Consolidated Water Co. Ltd. (e)	10	75
Dynegy Inc. (c)	63	259
El Paso Electric Co.	28	893
Empire District Electric Co.	28	538
IDACORP Inc.	33	1,235
Laclede Group Inc.	15	577
MGE Energy Inc.	15	624
Middlesex Water Co.	11	182
New Jersey Resources Corp.	27	1,161
Nicor Inc.	30	1,649
Northwest Natural Gas Co.	18	779
NorthWestern Corp.	23	750
Ormat Technologies Inc. (e)	11	175
Pennichuck Corp.	3	79
Piedmont Natural Gas Co. Inc. (e)	47	1,366
PNM Resources Inc.	56	922
Portland General Electric Co.	50	1,177
SJW Corp.	10	209
South Jersey Industries Inc.	19	959
Southwest Gas Corp.	30	1,094
UIL Holdings Corp.	33	1,072
UniSource Energy Corp.	24	876
Unitil Corp.	7	175
WGL Holdings Inc.	34	1,319
York Water Co. (e)	8	126

		25,046

Total Common Stocks (cost $687,976)		633,051

SHORT TERM INVESTMENTS - 13.7%
Investment Companies - 1.5%
JNL Money Market Fund, 0.02% (a) (h)	9,610	9,610
Securities Lending Collateral - 12.0%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	75,828	75,828
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	1,440	1,394

		77,222
Treasury Securities - 0.2%
U.S. Treasury Bill 0.04%, 03/08/12 (o)	$985	985
0.02%, 03/22/12 (o)	610	610

		1,595

Total Short Term Investments (cost $88,473)		88,427

Total Investments - 111.6% (cost $776,448)		721,478
Other Assets and Liabilities, Net - (11.6%)		(75,165)

Total Net Assets - 100.0%		$646,313

	Shares/Par (p)	Value
JNL/Mellon Capital Management International Index Fund
COMMON STOCKS - 95.6%
CONSUMER DISCRETIONARY - 9.5%
ABC-Mart Inc. (e)	3	$127
Accor SA	16	437
Adidas AG	24	1,461
Aisin Seiki Co. Ltd.	22	729
Asics Corp. (e)	18	246
Autogrill SpA	11	113
Axel Springer AG (e)	5	163
Bayerische Motoren Werke AG	37	2,445
Benesse Corp.	8	346
Bridgestone Corp.	75	1,693
British Sky Broadcasting Group Plc	131	1,346
Burberry Group Plc	48	874
Carnival Plc	21	649
Casio Computer Co. Ltd. (e)	27	170
Christian Dior SA	6	684
Compagnie Financiere Richemont SA	58	2,601
Compagnie Generale des Etablissements Michelin	20	1,211
Compass Group Plc	211	1,700
Continental AG (c)	9	505
Crown Ltd.	49	372
Daihatsu Motor Co. Ltd. (e)	22	399
Daimler AG	102	4,515
Dena Co. Ltd.	11	452
Denso Corp.	56	1,791
Dentsu Inc. (e)	21	672
Echo Entertainment Group Ltd. (c)	76	267
Electrolux AB (e)	28	405
Esprit Holdings Ltd. (e)	130	158
Eutelsat Communications Group SA	11	432
Fairfax Media Ltd. (e)	259	203
Fast Retailing Co. Ltd.	6	1,075
Fiat SpA (e)	87	470
Fuji Heavy Industries Ltd.	71	417
Galaxy Entertainment Group Ltd. (c) (e)	133	193
Genting International Plc (c) (e)	703	816
Gestevision Telecinco SA	18	104
GKN Plc	140	379
Hakuhodo DY Holdings Inc. (e)	2	121
Harvey Norman Holdings Ltd. (e)	55	113
Hennes & Mauritz AB	114	3,426
Honda Motor Co. Ltd.	183	5,355
Husqvarna AB (e)	53	214
Inditex SA	24	2,076
InterContinental Hotels Group Plc	32	526
Isetan Mitsukoshi Holdings Ltd. (e)	41	410
Isuzu Motors Ltd.	131	563
ITV Plc	437	400
J. Front Retailing Co. Ltd.	53	253
Jardine Cycle & Carriage Ltd.	12	377
JC Decaux SA (c)	7	185
Jupiter Telecommunications Co. Ltd.	—	195
Kabel Deutschland Holding AG (c)	10	519
Kingfisher Plc	261	1,003
Koito Manufacturing Co. Ltd.	11	174
Lagardere SCA	13	314
Li & Fung Ltd.	636	1,061
Lifestyle International Holdings Ltd.	69	174
Luxottica Group SpA (e)	13	331
LVMH Moet Hennessy Louis Vuitton SA	28	3,753

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
M6-Metropole Television SA	7	120
Marks & Spencer Group Plc	175	852
Marui Group Co. Ltd. (e)	25	184
Mazda Motor Corp. (c) (e)	169	342
McDonald's Holdings Co. Japan Ltd. (e)	9	229
Mediaset SpA (e)	76	240
Mitsubishi Motors Corp. (c)	423	561
Modern Times Group AB - Class B	5	215
Namco Bandai Holdings Inc.	24	318
Next Plc	20	776
NGK Spark Plug Co. Ltd.	19	258
NHK Spring Co. Ltd.	15	133
Nikon Corp. (e)	38	885
Nissan Motor Co. Ltd. (e)	278	2,456
Nitori Co. Ltd.	4	443
NOK Corp. (e)	12	224
Nokian Renkaat Oyj	13	384
OPAP SA	25	249
Oriental Land Co. Ltd. (e)	6	587
Panasonic Corp. (e)	247	2,383
Pandora A/S	6	39
Pearson Plc	93	1,645
Peugeot SA (e)	17	370
Pirelli & C. SpA (e)	24	169
PPR SA	9	1,131
ProSiebenSat.1 Media AG	8	143
Publicis Groupe	14	569
Rakuten Inc. (e)	1	931
Reed Elsevier NV	79	874
Reed Elsevier Plc	137	1,053
Renault SA	22	720
Rinnai Corp. (e)	3	284
Sands China Ltd. (c)	277	647
Sankyo Co. Ltd. (e)	6	314
Sanoma Oyj (e)	9	107
Sega Sammy Holdings Inc.	24	549
Sekisui Chemical Co. Ltd. (e)	46	387
Sekisui House Ltd.	63	590
SES SA - FDR	35	845
Shangri-La Asia Ltd.	150	287
Sharp Corp. (e)	114	958
Shimamura Co. Ltd.	3	273
Shimano Inc. (e)	9	471
Singapore Press Holdings Ltd. (e)	166	475
SJM Holdings Ltd.	195	344
SKYCITY Entertainment Group Ltd.	71	181
Societe Television Francaise 1 (e)	15	182
Sodexo SA	10	683
Sony Corp. (e)	112	2,146
Stanley Electric Co. Ltd.	17	249
Sumitomo Rubber Industries Inc. (e)	22	276
Suzuki Motor Corp. (e)	38	846
Swatch Group AG	9	1,462
Tabcorp Holdings Ltd.	76	186
Takashimaya Co. Ltd. (e)	34	248
Tatts Group Ltd.	153	327
Toho Co. Ltd.	12	215
Toyoda Gosei Co. Ltd. (e)	6	114
Toyota Boshoku Corp. (e)	7	105
Toyota Industries Corp. (e)	21	612
Toyota Motor Corp.	310	10,616
TUI AG (c) (e)	15	78
TUI Travel Plc	60	138
USS Co. Ltd.	3	241
Volkswagen AG	3	404
Whitbread Plc	21	512

	Shares/Par (p)	Value
Wolters Kluwer NV	34	555
WPP Plc	140	1,300
Wynn Macau Ltd. (e)	183	433
Yamada Denki Co. Ltd. (e)	9	625
Yamaha Corp.	17	187
Yamaha Motor Co. Ltd.	33	433
Yue Yuen Industrial Holdings Ltd.	85	220

		101,751
CONSUMER STAPLES - 10.9%
AEON Co. Ltd. (e)	66	894
Ajinomoto Co. Inc. (e)	73	862
Anheuser-Busch InBev NV	90	4,773
Anheuser-Busch InBev NV (c)	13	—
Aryzta AG	9	397
Asahi Breweries Ltd. (e)	43	905
Associated British Foods Plc	41	705
Beiersdorf AG	12	628
British American Tobacco Plc	224	9,463
Carlsberg A/S	12	729
Carrefour SA	64	1,464
Casino Guichard Perrachon SA	6	475
Coca-Cola Amatil Ltd. (e)	65	743
Coca-Cola Hellenic Bottling Co. SA	20	356
Coca-Cola West Co. Ltd.	8	144
Colruyt SA (e)	9	365
Danone SA	65	4,015
Delhaize Group	11	658
Diageo Plc	281	5,351
Distribuidora Internacional de Alimentacion SA (c)	67	267
FamilyMart Co. Ltd. (e)	8	286
Foster's Group Ltd.	214	1,096
Golden Agri-Resources Ltd.	792	367
Heineken Holding NV	13	511
Heineken NV	30	1,336
Henkel AG & Co. KGaA	15	650
Imperial Tobacco Group Plc	114	3,847
J Sainsbury Plc	133	566
Japan Tobacco Inc.	1	2,348
Jeronimo Martins SGPS SA	25	386
Kao Corp.	60	1,674
Kerry Group Plc	16	575
Kesko Oyj	8	242
Kikkoman Corp. (e)	17	194
Kirin Holdings Co. Ltd.	93	1,216
Koninklijke Ahold NV	133	1,559
L'Oreal SA	27	2,614
Lawson Inc. (e)	7	374
Lindt & Spruengli AG (e)	—	449
MEIJI Holdings Co. Ltd. (e)	8	366
Metcash Ltd. (e)	83	327
Metro AG	15	637
Nestle SA	389	21,432
Nippon Meat Packers Inc.	19	247
Nisshin Seifun Group Inc.	23	299
Nissin Foods Holdings Co. Ltd. (e)	7	290
Olam International Ltd. (e)	159	272
Parmalat SpA (e)	39	83
Pernod-Ricard SA	22	1,729
Reckitt Benckiser Group Plc	69	3,500
SABMiller Plc	107	3,477
Seven & I Holdings Co. Ltd.	84	2,356
Shiseido Co. Ltd. (e)	40	768
Suedzucker AG	7	199
Swedish Match AB	24	799

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Tesco Plc	902	5,283
Toyo Suisan Kaisha Ltd.	9	247
Unicharm Corp. (e)	12	595
Unilever NV	183	5,781
Unilever Plc	144	4,504
Wesfarmers Ltd. (e)	129	3,908
Wilmar International Ltd. (e)	219	871
WM Morrison Supermarkets Plc	250	1,129
Woolworths Ltd.	136	3,244
Yakult Honsha Co. Ltd. (e)	10	318
Yamazaki Baking Co. Ltd.	15	228

		116,373
ENERGY - 7.8%
Aker Solutions ASA	18	173
AMEC Plc	38	479
BG Group Plc	380	7,274
BP Plc	2,111	12,656
Cairn Energy Plc (c)	154	668
Caltex Australia Ltd.	16	162
Cie Generale de Geophysique-Veritas (c)	16	279
Cosmo Oil Co. Ltd.	68	168
ENI SpA	269	4,738
Essar Energy Plc (c)	33	130
Fugro NV (e)	8	386
Galp Energia SGPS SA	27	489
Idemitsu Kosan Co. Ltd. (e)	2	216
INPEX Corp. (e)	—	1,498
Japan Petroleum Exploration Co.	4	135
JX Holdings Inc.	258	1,446
Neste Oil Oyj	14	121
OMV AG (e)	19	567
Origin Energy Ltd. (e)	118	1,514
Paladin Energy Ltd. (c)	75	86
Petrofac Ltd.	30	559
Repsol YPF SA	89	2,339
Royal Dutch Shell Plc	404	12,488
Royal Dutch Shell Plc - Class B	303	9,414
Saipem SpA	30	1,067
Santos Ltd. (e)	97	1,050
SBM Offshore NV	19	322
SeaDrill Ltd.	37	1,013
Showa Shell Sekiyu KK	21	149
StatoilHydro ASA	125	2,677
Subsea 7 SA (c)	33	622
Technip SA	11	872
Tenaris SA	54	685
TonenGeneral Sekiyu KK (e)	31	356
Total SA (e)	237	10,474
Transocean Ltd.	36	1,714
Tullow Oil Plc	99	2,000
Woodside Petroleum Ltd.	70	2,160
WorleyParsons Ltd.	22	550

		83,696
FINANCIALS - 21.2%
3i Group Plc	107	312
Admiral Group Plc	24	462
Aegon NV (c)	194	786
AEON Credit Service Co. Ltd. (e)	7	105
AEON Mall Co. Ltd.	9	204
Ageas	256	441
AIA Group Ltd.	940	2,662
Allianz SE	51	4,767
Alpha Bank AE (c)	57	99
AMP Ltd.	323	1,214

	Shares/Par (p)	Value
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd. (e)	67	153
Ascendas Real Estate Investment Trust	215	332
Assicurazioni Generali SpA (e)	130	2,064
ASX Ltd. (e)	20	585
Australia & New Zealand Banking Group Ltd.	291	5,403
Aviva Plc	314	1,476
AXA SA	195	2,531
Baloise Holding AG	5	384
Banca Carige SpA (e)	60	117
Banca Monte dei Paschi di Siena SpA	517	287
Banco Bilbao Vizcaya Argentaria SA	478	3,956
Banco Comercial Portugues SA (c) (e)	398	103
Banco de Sabadell SA (e)	122	436
Banco Espirito Santo SA (e)	64	169
Banco Popolare SC	195	323
Banco Popular Espanol SA (e)	104	478
Banco Santander SA	947	7,743
Bank Hapoalim BM	124	429
Bank Leumi Le-Israel BM	138	422
Bank of Cyprus Public Co. Ltd.	94	145
Bank of East Asia Ltd. (e)	176	540
Bank of Kyoto Ltd. (e)	39	347
Bank of Yokohama Ltd. (e)	134	672
Bankia SA (c)	101	493
Bankinter SA (e)	21	116
Barclays Plc	1,295	3,175
Bendigo and Adelaide Bank Ltd.	42	337
BGP Holdings Plc (f)	479	—
BNP Paribas	107	4,237
BOC Hong Kong Holdings Ltd.	426	902
British Land Co. Plc	96	710
Capital Shopping Centres Group	63	317
CapitaLand Ltd.	280	522
CapitaMall Trust	204	283
CapitaMalls Asia Ltd.	139	128
CFS Retail Property Trust	198	333
Cheung Kong Holdings Ltd.	155	1,680
China Bank Ltd. (e)	90	624
Chugoku Bank Ltd. (e)	18	265
Chuo Mitsui Trust Holdings Inc.	353	1,168
City Developments Ltd.	54	391
CNP Assurances SA	17	246
Commerzbank AG (c) (e)	410	1,028
Commonwealth Bank of Australia (e)	174	7,559
Corio NV	7	304
Credit Agricole SA	106	731
Credit Saison Co. Ltd.	17	320
Credit Suisse Group AG (c)	126	3,299
Criteria CaixaCorp SA (e)	81	354
Dai-Ichi Life Insurance Co. Ltd. (e)	1	1,069
Daito Trust Construction Co. Ltd. (e)	8	770
Daiwa House Industry Co. Ltd. (e)	53	679
Daiwa Securities Group Inc. (e)	185	691
Danske Bank A/S (c)	72	1,009
DBS Group Holdings Ltd.	194	1,735
Delta Lloyd NV	11	175
Deutsche Bank AG	104	3,607
Deutsche Boerse AG (f)	22	1,128
Dexia SA (c) (e)	65	124
Dexus Property Group	569	449
DnB NOR ASA	112	1,118
EFG Eurobank Ergasias SA (c)	33	40
Erste Group Bank AG	21	547
Eurazeo	3	140
Exor SpA	7	131

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Fonciere Des Regions	3	230
Fukuoka Financial Group Inc.	83	347
GAM Holding Ltd.	23	285
Gecina SA	2	212
Gjensidige Forsikring ASA (e)	22	222
Global Logistic Properties Ltd. (c)	203	255
Goodman Group	807	442
GPT Group	203	610
Groupe Bruxelles Lambert SA	9	631
Groupe Bruxelles Lambert SA (c)	—	—
Gunma Bank Ltd.	41	229
Hachijuni Bank Ltd.	47	290
Hammerson Plc	77	450
Hang Lung Group Ltd. (e)	103	525
Hang Lung Properties Ltd.	284	845
Hang Seng Bank Ltd. (e)	88	1,031
Hannover Rueckversicherung AG	7	306
Henderson Land Development Co. Ltd.	108	485
Hiroshima Bank Ltd. (e)	55	274
Hokuhoku Financial Group Inc. (e)	134	293
Hong Kong Exchanges & Clearing Ltd. (e)	114	1,657
Hopewell Holdings Ltd. (e)	63	181
HSBC Holdings Plc	2,004	15,349
Hysan Development Co. Ltd.	66	200
Icade SA	3	216
ICAP Plc	62	396
IMMOFINANZ Immobilien Anlagen AG (e)	107	302
Industrivarden AB	13	134
ING Groep NV (c)	429	3,023
Insurance Australia Group Ltd. (e)	241	697
Intesa Sanpaolo SpA	1,123	1,761
Investec Plc	55	297
Investor AB	53	924
Israel Discount Bank Ltd. (c)	85	125
Iyo Bank Ltd.	27	275
Japan Prime Realty Investment Corp. (e)	—	185
Japan Real Estate Investment Corp.	—	489
Japan Retail Fund Investment Corp.	—	270
Joyo Bank Ltd. (e)	81	377
Julius Baer Group Ltd. (c)	23	762
KBC Groep NV	18	426
Keppel Land Ltd.	83	162
Kerry Properties Ltd.	86	273
Kinnevik Investment AB	24	445
Klepierre	12	323
Land Securities Group Plc	85	846
Legal & General Group Plc	676	1,009
Lend Lease Corp. Ltd.	62	417
Link Real Estate Investment Trust	259	817
Lloyds Banking Group Plc (c)	4,559	2,448
London Stock Exchange Group Plc	18	228
Macquarie Group Ltd.	40	863
Man Group Plc	218	564
Mapfre SA (e)	92	283
Mediobanca SpA	61	475
Mirvac Group	402	441
Mitsubishi Estate Co. Ltd.	140	2,269
Mitsubishi UFJ Financial Group Inc.	1,428	6,554
Mitsubishi UFJ Lease & Finance Co. Ltd.	6	244
Mitsui Fudosan Co. Ltd.	96	1,517
Mizrahi Tefahot Bank Ltd.	14	116
Mizuho Financial Group Inc. (e)	2,553	3,739
MS&AD Insurance Group Holdings	63	1,378
Muenchener Rueckversicherungs AG	21	2,615
National Australia Bank Ltd.	243	5,167
National Bank of Greece SA (c)	106	384

	Shares/Par (p)	Value
Natixis	103	323
New World Development Ltd.	275	263
Nippon Building Fund Inc.	—	621
Nishi-Nippon City Bank Ltd. (e)	74	227
NKSJ Holdings Inc.	41	915
Nomura Holdings Inc.	393	1,434
Nomura Real Estate Holdings Inc.	11	168
Nomura Real Estate Office Fund Inc. (e)	—	183
Nordea Bank AB	294	2,376
NTT Urban Development Corp. (e)	—	81
Old Mutual Plc	628	1,019
ORIX Corp.	12	949
Oversea-Chinese Banking Corp. Ltd.	280	1,723
Pargesa Holding SA	3	212
Pohjola Bank Plc	13	142
Prudential plc (a)	284	2,443
QBE Insurance Group Ltd. (e)	123	1,515
Raiffeisen International Bank Holding AG (e)	6	172
Ratos AB	24	273
Resolution Ltd.	162	621
Resona Holdings Inc.	218	1,042
Royal Bank of Scotland Plc (c)	2,020	723
RSA Insurance Group Plc	405	698
Sampo Oyj	48	1,212
SBI Holdings Inc.	2	193
Schroders Plc	12	232
SCOR SE	19	403
Segro Plc	80	272
Seven Bank Ltd. (e)	—	121
Shinsei Bank Ltd.	175	197
Shizuoka Bank Ltd. (e)	70	733
Singapore Exchange Ltd.	100	503
Sino Land Co. (e)	303	400
Skandinaviska Enskilda Banken AB	162	873
Societe Generale	71	1,854
Sony Financial Holdings Inc.	20	299
Standard Chartered Plc	269	5,369
Standard Life Plc	265	819
Stockland	263	731
Sumitomo Mitsui Financial Group Inc. (e)	150	4,238
Sumitomo Realty & Development Co. Ltd. (e)	41	779
Sun Hung Kai Properties Ltd.	158	1,813
Suncorp Group Ltd. (e)	145	1,104
Suruga Bank Ltd.	23	224
Svenska Handelsbanken	54	1,384
Swedbank AB	93	1,027
Swire Pacific Ltd.	80	822
Swiss Life Holding AG	3	362
Swiss Re Ltd. (c)	39	1,842
T&D Holdings Inc.	67	635
Tokio Marine Holdings Inc.	81	2,048
Tokyu Land Corp.	49	176
TrygVesta AS	3	169
UBS AG (c)	408	4,667
Unibail-Rodamco SE	10	1,826
UniCredit SpA	1,504	1,595
Unione di Banche Italiane SCPA	96	357
United Overseas Bank Ltd.	138	1,774
UOL Group Ltd.	61	191
Vienna Insurance Group (e)	4	146
Westfield Group	245	1,814
Westfield Retail Trust	336	782
Westpac Banking Corp. (e)	337	6,535
Wharf Holdings Ltd.	171	846
Wheelock & Co. Ltd.	105	311
Wing Hang Bank Ltd.	9	73

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Yamaguchi Financial Group Inc.	24	243
Zurich Financial Services AG	16	3,395

		226,178
HEALTH CARE - 9.4%
Actelion Ltd. (c)	13	427
Alfresa Holdings Corp.	5	192
Astellas Pharma Inc. (e)	50	1,871
AstraZeneca Plc	156	6,925
Bayer AG	93	5,116
Celesio AG	10	138
Chugai Pharmaceutical Co. Ltd.	24	410
Cie Generale d’Optique Essilor International SA	22	1,610
Cochlear Ltd. (e)	6	278
Coloplast A/S	3	369
CSL Ltd.	60	1,713
Daiichi Sankyo Co. Ltd. (e)	77	1,613
Dainippon Sumitomo Pharma Co. Ltd. (e)	16	178
Eisai Co. Ltd. (e)	29	1,154
Elan Corp. Plc (c)	55	584
Fresenius Medical Care AG & Co. KGaA	23	1,530
Fresenius SE	13	1,121
Getinge AB	23	504
GlaxoSmithKline Plc	582	12,017
Grifols SA (e)	17	320
Hisamitsu Pharmaceutical Co. Inc. (e)	7	322
kyowa Hakko Kirin Co. Ltd.	31	342
Lonza Group AG	6	335
Medipal Holdings Corp.	16	166
Merck KGaA	7	593
Miraca Holdings Inc.	6	264
Mitsubishi Tanabe Pharma Corp. (e)	27	495
Novartis AG	262	14,641
Novo-Nordisk A/S	48	4,806
Olympus Corp. (e)	24	753
Ono Pharmaceutical Co. Ltd. (e)	9	561
Orion Oyj (e)	12	241
Otsuka Holdings Co. Ltd. (e)	28	770
Qiagen NV (c)	25	349
Ramsay Health Care Ltd.	14	258
Roche Holding AG	79	12,742
Sanofi-Aventis SA	125	8,226
Santen Pharmaceutical Co. Ltd.	9	361
Shionogi & Co. Ltd. (e)	35	518
Shire Plc	63	1,955
Smith & Nephew Plc	103	927
Sonic Health Care Ltd.	43	468
Sonova Holding AG (c)	5	493
Straumann Holding AG (e)	1	136
Suzuken Co. Ltd. (e)	9	238
Synthes Inc.	7	1,173
Sysmex Corp. (e)	8	286
Taisho Pharmaceutical Co. Ltd. (e) (f)	14	344
Takeda Pharmaceutical Co. Ltd. (e)	88	4,193
Terumo Corp. (e)	19	968
Teva Pharmaceutical Industries Ltd.	105	3,899
Tsumura & Co. (e)	8	242
UCB SA	12	499
William Demant Holding AS (c)	2	184

		100,818
INDUSTRIALS - 11.8%
A P Moller - Maersk A/S - Class A	—	347
A P Moller - Maersk A/S - Class B	—	893
ABB Ltd.	246	4,202

	Shares/Par (p)	Value
Abertis Infraestructuras SA (e)	46	711
ACS Actividades de Construccion y Servicios
SA	16	558
Adecco SA (c) (e)	15	572
Aeroports de Paris	4	288
Aggreko Plc	29	738
Air France-KLM (c) (e)	14	100
Alfa Laval AB	39	607
All Nippon Airways Co. Ltd.	89	279
Alstom SA	24	780
Amada Co. Ltd.	40	263
Asahi Glass Co. Ltd.	116	1,133
Asciano Group	323	445
Assa Abloy AB	36	745
Atlantia SpA	35	506
Atlas Copco AB - Class A	77	1,362
Atlas Copco AB - Class B	43	673
Auckland International Airport Ltd.	115	200
Babcock International Group Plc	40	406
BAE Systems Plc	391	1,613
Balfour Beatty Plc	75	298
Bekaert SA (e)	4	180
Bouygues SA (e)	26	867
Brambles Ltd.	167	1,030
Brenntag AG	4	325
Bunzl Plc	36	429
Bureau Veritas SA	6	434
Capita Group Plc	70	767
Cathay Pacific Airways Ltd.	137	224
Central Japan Railway Co.	—	1,457
Chiyoda Corp. (e)	19	185
Cie de Saint-Gobain	44	1,694
Cobham Plc	130	352
ComfortDelgro Corp. Ltd.	227	225
Cosco Corp. Singapore Ltd. (e)	108	75
Dai Nippon Printing Co. Ltd. (e)	61	631
Daikin Industries Ltd. (e)	27	768
Delek Group Ltd.	1	80
Deutsche Lufthansa AG	27	344
Deutsche Post AG	94	1,204
DSV A/S	23	406
East Japan Railway Co.	38	2,303
Edenred	17	408
Eiffage SA (e)	4	128
Elbit Systems Ltd.	3	105
European Aeronautic Defence & Space Co. NV	45	1,275
Experian Plc	114	1,278
Fanuc Ltd.	21	2,948
Ferrovial SA (e)	40	454
Fiat Industrial SpA (c)	88	659
Finmeccanica SpA	49	340
Fomento de Construcciones y Contratas SA (e)	6	149
Fraport AG Frankfurt Airport Services Worldwide	5	268
Fraser and Neave Ltd.	100	437
Fuji Electric Holdings Co. Ltd. (e)	67	173
Furukawa Electric Co. Ltd. (e)	68	185
G4S Plc	164	679
GEA Group AG	19	444
Geberit AG	4	831
Groupe Eurotunnel SA	59	499
GS Yuasa Corp. (e)	36	169
Hexagon AB - B Shares (e)	28	363
Hino Motors Ltd. (e)	28	167
Hitachi Construction Machinery Co. Ltd. (e)	11	186
Hochtief AG	5	297

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Hutchison Port Holdings Trust (e)	553	369
Hutchison Whampoa Ltd.	238	1,761
IHI Corp.	151	333
International Consolidated Airlines Group SA (c)	68	161
Intertek Group Plc	19	538
Invensys Plc	90	312
ITOCHU Corp. (e)	168	1,602
Japan Steel Works Ltd. (e)	39	233
JGC Corp. (e)	24	587
JS Group Corp. (e)	30	826
JTEKT Corp.	24	281
Kajima Corp. (e)	92	302
Kamigumi Co. Ltd.	29	259
Kawasaki Heavy Industries Ltd. (e)	154	393
Kawasaki Kisen Kaisha Ltd. (e)	85	177
Keihin Electric Express Railway Co. Ltd. (e)	51	471
Keio Corp. (e)	66	472
Keisei Electric Railway Co. Ltd.	31	210
Keppel Corp. Ltd.	163	956
Kinden Corp.	16	138
Kintetsu Corp. (e)	188	709
Komatsu Ltd. (e)	106	2,285
Kone Oyj	18	855
Koninklijke Boskalis Westminster NV (e)	8	244
Koninklijke Philips Electronics NV (e)	110	1,974
Koninklijke Vopak NV	8	359
Kubota Corp. (e)	134	1,093
Kuehne & Nagel International AG	6	675
Kurita Water Industries Ltd.	13	364
Legrand SA	22	678
Leighton Holdings Ltd.	18	313
Mabuchi Motor Co. Ltd. (e)	2	107
Makita Corp.	13	459
Man AG	7	557
MAp Group	55	171
Marubeni Corp.	187	1,044
Metso Oyj	15	427
Minebea Co. Ltd. (e)	37	124
Mitsubishi Corp.	158	3,207
Mitsubishi Electric Corp.	216	1,913
Mitsubishi Heavy Industries Ltd. (e)	348	1,468
Mitsubishi Logistics Corp. (e)	13	140
Mitsui & Co. Ltd. (e)	194	2,814
Mitsui Engineering & Shipbuilding Co. Ltd. (e)	90	151
Mitsui OSK Lines Ltd. (e)	134	516
MTR Corp.	157	470
Nabtesco Corp. (e)	10	197
Neptune Orient Lines Ltd. (e)	94	78
NGK Insulators Ltd. (e)	27	406
Nidec Corp. (e)	12	991
Nippon Express Co. Ltd.	92	392
Nippon Sheet Glass Co. Ltd.	113	253
Nippon Yusen KK (e)	168	456
Noble Group Ltd.	425	424
NSK Ltd.	52	382
NTN Corp. (e)	60	281
NWS Holdings Ltd.	147	195
Obayashi Corp.	79	390
Odakyu Electric Railway Co. Ltd. (e)	68	646
Orient Overseas International Ltd.	23	93
Orkla ASA	85	644
Prysmian SPA	22	289
Qantas Airways Ltd. (c)	130	174
QR National Ltd. (e)	188	568
Randstad Holding NV (e)	13	420

	Shares/Par (p)	Value
Rolls-Royce Holdings Plc (c)	209	1,919
Ryanair Holdings Plc (c)	2	8
Safran SA	19	586
Sandvik AB	112	1,290
Scania AB	37	531
Schindler Holding AG	2	247
Schneider Electric SA	55	2,931
Secom Co. Ltd.	23	1,119
Securitas AB	33	242
SembCorp Industries Ltd.	117	302
SembCorp Marine Ltd. (e)	93	229
Serco Group Plc	53	421
SGS SA	1	922
Shimizu Corp.	63	277
Siemens AG	92	8,308
Singapore Airlines Ltd.	59	514
Singapore Technologies Engineering Ltd.	171	364
Skanska AB (e)	44	606
SKF AB	44	830
SMC Corp. (e)	6	877
Smiths Group Plc	46	703
Societe BIC SA	3	259
Sojitz Corp. (e)	132	241
Sulzer AG	3	266
Sumitomo Corp. (e)	125	1,549
Sumitomo Electric Industries Ltd.	87	1,021
Sumitomo Heavy Industries Ltd.	59	302
Taisei Corp. (e)	121	333
Thales SA	11	344
THK Co. Ltd. (e)	13	211
TNT Express NV	42	291
TNT NV	42	182
Tobu Railway Co. Ltd. (e)	116	546
Tokyu Corp. (e)	132	663
Toll Holdings Ltd.	80	334
Toppan Printing Co. Ltd. (e)	61	444
TOTO Ltd.	33	291
Toyota Tsusho Corp.	23	394
Transurban Group (e)	148	770
Ushio Inc. (e)	14	207
Vallourec SA	12	710
Vestas Wind Systems A/S (c)	23	367
Vinci SA	50	2,129
Volvo AB	153	1,508
Wartsila Oyj	20	465
Weir Group Plc	23	552
Wendel Investissement	4	222
West Japan Railway Co. (e)	19	802
Wolseley Plc	32	801
Yamato Holdings Co. Ltd.	46	845
Yangzijiang Shipbuilding Holdings Ltd.	247	165
Zardoya Otis SA (e)	15	190

		125,548
INFORMATION TECHNOLOGY - 4.7%
Advantest Corp. (e)	19	207
Alcatel-Lucent (c)	256	742
Amadeus IT Holding SA	32	505
ARM Holdings Plc	155	1,323
ASM Pacific Technology Ltd. (e)	22	213
ASML Holding NV (e)	48	1,660
Atos Origin SA	6	255
Autonomy Corp. Plc (c)	26	1,011
Brother Industries Ltd. (e)	25	298
Canon Inc.	127	5,771
Cap Gemini SA	17	570

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Citizen Holdings Co. Ltd.	30	150
Computershare Ltd. (e)	49	352
Dassault Systemes SA	6	454
Elpida Memory Inc. (c) (e)	20	124
Foxconn International Holdings Ltd. (c) (e)	243	126
FUJIFILM Holdings Corp.	53	1,236
Fujitsu Ltd.	211	995
Gree Inc. (e)	11	332
Hamamatsu Photonics KK (e)	8	326
Hirose Electric Co. Ltd. (e)	3	316
Hitachi High-Technologies Corp.	7	147
Hitachi Ltd. (e)	505	2,507
Hoya Corp. (e)	49	1,145
Ibiden Co. Ltd. (e)	15	315
Indra Sistemas SA (e)	11	161
Infineon Technologies AG	125	923
Itochu Techno-Solutions Corp. (e)	3	153
Keyence Corp.	5	1,260
Konami Corp.	11	373
Konica Minolta Holdings Inc. (e)	56	387
Kyocera Corp.	17	1,421
Murata Manufacturing Co. Ltd. (e)	23	1,265
NEC Corp. (e)	285	579
Neopost SA	4	283
NICE Systems Ltd. (c)	8	229
Nintendo Co. Ltd.	11	1,616
Nippon Electric Glass Co. Ltd. (e)	44	400
Nokia Oyj	418	2,365
Nomura Research Institute Ltd. (e)	11	247
NTT Data Corp. (e)	—	432
Omron Corp. (e)	22	434
Oracle Corp. Japan (e)	5	158
Otsuka Corp.	1	97
Renewable Energy Corp. AS (c) (e)	49	43
Ricoh Co. Ltd. (e)	77	645
Rohm Co. Ltd.	11	558
Sage Group Plc	148	586
SAP AG	103	5,247
Seiko Epson Corp. (e)	14	178
Shimadzu Corp. (e)	26	219
Square Enix Holdings Co. Ltd.	6	108
STMicroelectronics NV	73	476
Sumco Corp. (c) (e)	13	120
TDK Corp. (e)	14	471
Telefonaktiebolaget LM Ericsson	337	3,236
Tokyo Electron Ltd. (e)	20	885
Toshiba Corp.	449	1,832
Trend Micro Inc.	13	391
United Internet AG (e)	14	241
Yahoo! Japan Corp. (e)	2	521
Yaskawa Electric Corp. (e)	25	188
Yokogawa Electric Corp. (c) (e)	24	226

		50,034
MATERIALS - 9.6%
Acerinox SA (e)	12	131
Air Liquide	32	3,715
Air Water Inc.	14	173
Akzo Nobel NV	27	1,172
Alumina Ltd.	273	380
Amcor Ltd. (e)	142	938
Anglo American Plc	148	5,093
Antofagasta Plc	43	621
ArcelorMittal	96	1,529
Arkema SA	6	347
Asahi Kasei Corp.	146	875

	Shares/Par (p)	Value
BASF SE	103	6,281
BHP Billiton Ltd.	361	11,941
BHP Billiton Plc	241	6,433
BlueScope Steel Ltd. (e)	188	130
Boliden AB	30	309
Boral Ltd. (e)	79	263
Cimpor Cimentos de Portugal SGPS SA	25	169
CRH Plc	81	1,258
Daicel Chemical Industries Ltd. (e)	38	216
Daido Steel Co. Ltd. (e)	32	191
Denki Kagaku Kogyo K K	49	187
Eramet	1	74
Eurasian Natural Resources Corp.	29	254
Fletcher Building Ltd.	77	448
Fortescue Metals Group Ltd. (e)	144	602
Fresnillo Plc	20	485
Givaudan SA	1	737
Glencore International Plc (e)	97	607
HeidelbergCement AG	15	560
Hitachi Chemical Co. Ltd.	12	191
Hitachi Metals Ltd. (e)	17	196
Holcim Ltd.	28	1,490
Holmen AB (e)	7	167
Iluka Resources Ltd. (e)	49	568
Imerys SA	4	191
Incitec Pivot Ltd. (e)	190	587
Israel Chemicals Ltd.	49	562
Israel Corp. Ltd.	—	179
James Hardie Industries SE (c) (e)	46	252
JFE Holdings Inc. (e)	53	1,071
Johnson Matthey Plc	24	577
JSR Corp. (e)	22	379
K+S AG	20	1,036
Kaneka Corp.	32	181
Kansai Paint Co. Ltd. (e)	22	211
Kazakhmys Plc	26	317
Kobe Steel Ltd. (e)	292	487
Koninklijke DSM NV	17	739
Kuraray Co. Ltd. (e)	40	551
Lafarge SA	23	792
Lanxess AG	9	436
Linde AG	19	2,528
Lonmin Plc	17	281
Lynas Corp. Ltd. (c) (e)	182	186
MacArthur Coal Ltd.	18	270
Makhteshim-Agan Industries Ltd.	29	156
Maruichi Steel Tube Ltd.	6	137
Mitsubishi Chemical Holdings Corp. (e)	150	1,016
Mitsubishi Gas Chemical Co. Inc.	42	258
Mitsubishi Materials Corp. (e)	130	317
Mitsui Chemicals Inc. (e)	87	291
Newcrest Mining Ltd.	86	2,822
Nippon Paper Group Inc. (e)	11	280
Nippon Steel Corp. (e)	568	1,629
Nisshin Steel Co. Ltd.	92	164
Nitto Denko Corp. (e)	19	752
Norsk Hydro ASA (e)	108	491
Novozymes A/S	5	748
OJI Paper Co. Ltd. (e)	101	554
OneSteel Ltd.	147	172
Orica Ltd.	40	901
Outokumpu Oyj (e)	15	99
OZ Minerals Ltd. (e)	38	334
Randgold Resources Ltd.	10	979
Rautaruukki Oyj (e)	8	83
Rexam Plc	101	486

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Rio Tinto Ltd. (e)	49	2,856
Rio Tinto Plc	160	7,115
Salzgitter AG	4	216
Shin-Etsu Chemical Co. Ltd. (e)	46	2,247
Showa Denko KK (e)	159	314
Sika AG	—	418
Sims Metal Management Ltd.	20	237
Solvay SA (e)	7	645
SSAB Svenskt Stal AB - Class A	19	142
Stora Enso Oyj	65	380
Sumitomo Chemical Co. Ltd. (e)	175	675
Sumitomo Metal Industries Ltd.	384	796
Sumitomo Metal Mining Co. Ltd. (e)	58	768
Svenska Cellulosa AB	63	770
Syngenta AG	11	2,749
Taiyo Nippon Sanso Corp. (e)	28	195
Teijin Ltd.	104	374
ThyssenKrupp AG	43	1,045
Toray Industries Inc. (e)	169	1,184
Tosoh Corp. (e)	66	207
Toyo Seikan Kaisha Ltd.	16	242
Ube Industries Ltd.	121	402
Umicore	13	482
UPM-Kymmene Oyj	60	679
Vedanta Resources Plc (e)	13	225
Voestalpine AG	12	351
Wacker Chemie AG (e)	2	159
Xstrata Plc	232	2,933
Yamato Kogyo Co. Ltd. (e)	4	105
Yara International ASA	21	800

		102,924
TELECOMMUNICATION SERVICES - 6.0%
Belgacom SA	17	513
Bezeq Israeli Telecommunication Corp. Ltd.	197	368
BT Group Plc	867	2,323
Cellcom Israel Ltd.	5	105
Deutsche Telekom AG	315	3,692
Elisa Oyj	15	313
France Telecom SA	208	3,397
Hellenic Telecommunications Organization SA	25	105
Iliad SA (e)	2	268
Inmarsat Plc	54	413
KDDI Corp.	—	2,244
Koninklijke KPN NV	176	2,313
Millicom International Cellular SA	8	837
Mobistar SA	4	209
Nippon Telegraph & Telephone Corp.	53	2,558
NTT DoCoMo Inc. (e)	2	3,123
Partner Communications Co. Ltd.	9	84
PCCW Ltd.	321	119
Portugal Telecom SGPS SA	74	546
Singapore Telecommunications Ltd.	890	2,144
SoftBank Corp. (e)	97	2,835
StarHub Ltd.	65	141
Swisscom AG	3	1,093
TDC A/S	40	327
Tele2 AB (e)	35	640
Telecom Corp. of New Zealand Ltd.	228	454
Telecom Italia SpA	1,041	1,131
Telefonica SA	461	8,835
Telekom Austria AG	38	388
Telenor ASA	83	1,278
TeliaSonera AB (e)	241	1,589
Telstra Corp. Ltd.	485	1,443
Vivendi SA	138	2,817

	Shares/Par (p)	Value
Vodafone Group Plc	5,766	14,862

		63,507
UTILITIES - 4.7%
A2A SpA (e)	129	161
Acciona SA	3	220
AGL Energy Ltd. (e)	51	702
Centrica Plc	576	2,655
Cheung Kong Infrastructure Holdings Ltd.	46	268
Chubu Electric Power Co. Inc. (e)	76	1,429
Chugoku Electric Power Co. Inc. (e)	32	570
CLP Holdings Ltd. (e)	214	1,932
Contact Energy Ltd.	37	154
E.ON AG	202	4,376
EDP Renovaveis SA (c)	25	137
Electric Power Development Co. Ltd. (e)	14	408
Electricite de France SA	26	767
Enagas SA	20	375
Enel Green Power SpA (e)	195	443
Enel SpA	737	3,251
Energias de Portugal SA	218	671
Fortum Oyj	51	1,200
Gas Natural SDG SA	37	636
GDF Suez	139	4,118
Hokkaido Electric Power Co. Inc.	20	287
Hokuriku Electric Power Co.	19	349
Hong Kong & China Gas Co. Ltd. (e)	547	1,230
Hongkong Electric Holdings Ltd.	154	1,178
Iberdrola SA	442	2,985
International Power Plc	177	840
Kansai Electric Power Co. Inc. (e)	84	1,443
Kyushu Electric Power Co. Inc.	45	717
National Grid Plc	393	3,892
Osaka Gas Co. Ltd.	222	922
Public Power Corp. SA	14	111
Red Electrica Corp. SA	12	552
RWE AG	47	1,720
Scottish & Southern Energy Plc	104	2,085
Severn Trent Plc	27	652
Shikoku Electric Power Co. Inc. (e)	22	608
Snam Rete Gas SpA	177	818
SP AusNet	178	160
Suez Environnement SA	30	421
Terna Rete Elettrica Nazionale SpA (e)	131	484
Toho Gas Co. Ltd. (e)	51	335
Tohoku Electric Power Co. Inc. (e)	53	737
Tokyo Electric Power Co. Inc. (c)	159	481
Tokyo Gas Co. Ltd. (e)	288	1,338
United Utilities Group Plc	76	738
Veolia Environnement	39	575
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	7	213

		50,344

Total Common Stocks (cost $1,212,961)		1,021,173

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Bayerische Motoren Werke AG	6	304
Porsche Automobil Holding SE	17	826
Volkswagen AG	16	2,132

		3,262
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	20	1,070

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Lindt & Spruengli AG	—	273

		1,343
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	102	132
INDUSTRIALS - 0.1%
Schindler Holding AG	6	592
TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	661	643
UTILITIES - 0.0%
RWE AG (e)	4	136

Total Preferred Stocks (cost $6,679)		6,108

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	478	70
CaixaBank (c)	81	7

Total Rights (cost $78)		77

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 16.6%
Investment Companies - 2.4%
JNL Money Market Fund, 0.02% (a) (h)	25,835	25,835
Securities Lending Collateral - 13.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	147,957	147,957
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	760	736

		148,693
Treasury Securities - 0.3%
U.S. Treasury Bill
0.00%,02/09/12 (o)	$20	20
0.03%, 03/08/12 (o)	1,610	1,609
0.02%, 03/22/12 (o)	1,280	1,280

		2,909

Total Short Term Investments (cost $177,462)		177,437

Total Investments - 112.8% (cost $1,397,180)		1,204,795
Other Assets and Liabilities, Net - (12.8%)		(136,427)

Total Net Assets - 100.0%		$1,068,368

JNL/Mellon Capital Management Bond Index Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Ally Auto Receivables Trust
0.91%, 11/17/14	$500	$501
1.11%, 01/15/15	500	502
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 05/10/45 (i)	1,500	1,644
5.96%, 05/10/45 (i)	550	544
4.89%, 07/10/45	370	377
5.45%, 01/15/49	200	208
5.45%, 01/15/49	1,500	1,600

	Shares/Par (p)	Value
5.48%, 01/15/49 (i)	350	306
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.91%, 05/11/17 (i)	300	320
5.12%, 02/11/41 (i)	1,150	1,234
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	857
Citibank Credit Card Issuance Trust, 5.30%, 03/15/16	900	1,050
Citigroup Commercial Mortgage Trust REMIC, 5.25%, 04/15/40 (i)	155	161
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	263
5.65%, 10/15/48	500	438
Commercial Mortgage Loan Trust REMIC, 6.21%, 12/10/49 (i)	750	658
Continental Airlines Inc. Pass Through Trust - Class A, 4.75%, 01/12/21 (e)	300	288
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.14%, 08/15/36 (i)	1,500	1,569
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	264
CS First Boston Mortgage Securities Corp. REMIC
5.01%, 01/15/12 (i)	800	855
5.42%, 05/15/36 (i)	350	375
5.10%, 08/15/38 (i)	338	344
Delta Air Lines Class A Pass Through Trust - Class A, 6.82%, 02/10/24 (i)	378	381
GE Capital Commercial Mortgage Corp. REMIC, 5.49%, 11/10/45 (i)	200	182
Greenwich Capital Commercial Funding Corp.
5.22%, 04/10/37 (i)	1,000	1,062
REMIC, 4.57%, 01/10/12	500	503
GS Mortgage Securities Corp. II REMIC, 5.56%, 11/10/39	400	423
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.93%, 05/12/17 (i)	1,000	874
5.79%, 06/12/41 (i)	850	914
5.54%, 10/12/41	1,250	1,369
4.88%, 01/15/42	750	804
4.74%, 07/15/42	500	535
4.78%, 07/15/42	500	499
4.94%, 08/15/42 (i)	278	300
5.42%, 01/15/49	250	259
5.93%, 02/12/49 (i)	200	212
5.79%, 02/12/51 (i)	521	562
LB-UBS Commercial Mortgage Trust REMIC
3.85%, 05/15/27	111	112
4.17%, 05/15/32	165	170
5.42%, 02/15/40	330	348
5.87%, 09/15/45 (i)	2,000	2,145
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	275
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	215
5.17%, 12/12/49	200	213
5.75%, 06/12/50 (i)	532	551
Morgan Stanley Capital I REMIC
5.77%, 06/12/12 (i)	363	366
5.77%, 03/12/17 (i)	400	417
4.80%, 01/13/41	250	263
5.33%, 11/12/41	250	269

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
5.90%, 10/15/42 (i)	270	294
Wachovia Bank Commercial Mortgage Trust REMIC
5.22%, 01/15/41 (i)	100	106
5.49%, 07/15/41 (i)	250	269
4.89%, 10/15/41	200	197
4.90%, 10/15/41 (i)	500	474
5.12%, 07/15/42 (i)	410	446
5.53%, 12/15/44 (i)	200	165
5.42%, 01/15/45 (i)	350	377
6.20%, 06/15/45 (i)	500	377
5.57%, 10/15/48	250	265
5.31%, 11/15/48	1,082	1,145

Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,185)		32,696

CORPORATE BONDS AND NOTES - 21.6%
CONSUMER DISCRETIONARY - 1.6%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	553
AutoZone Inc., 5.50%, 11/15/15	400	440
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	749
CBS Corp., 5.63%, 09/15/19 (e)	500	564
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	357	392
9.46%, 11/15/22	500	721
Comcast Corp.
5.30%, 01/15/14	500	542
6.50%, 01/15/15	50	57
6.50%, 11/15/35	100	115
6.95%, 08/15/37	500	599
COX Communications Inc., 5.45%, 12/15/14 (e)	150	166
Daimler Finance North America LLC, 6.50%, 11/15/13	100	110
Diageo Capital Plc, 4.83%, 07/15/20 (e)	395	442
DIRECTV Holdings LLC
3.55%, 03/15/15 (e)	200	209
3.50%, 03/01/16	400	413
4.60%, 02/15/21	200	205
6.35%, 03/15/40	600	668
6.00%, 08/15/40	200	213
Discovery Communications LLC
3.70%, 06/01/15 (e)	100	105
5.63%, 08/15/19	100	113
5.05%, 06/01/20 (e)	200	219
6.35%, 06/01/40	100	117
Fortune Brands Inc., 5.38%, 01/15/16	45	50
Gap Inc., 5.95%, 04/12/21	400	376
Grupo Televisa SA, 6.63%, 03/18/25 (e)	100	111
Hasbro Inc., 6.35%, 03/15/40	300	330
Home Depot Inc.
5.25%, 12/16/13	250	272
5.40%, 03/01/16	500	566
5.88%, 12/16/36	250	291
Johnson Controls Inc., 5.50%, 01/15/16	250	281
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	110
5.50%, 10/15/35 (e)	150	171
5.80%, 04/15/40 (e)	100	117
Macy’s Retail Holdings Inc.
5.75%, 07/15/14	500	534
6.65%, 07/15/24 (e)	200	228
6.90%, 04/01/29	250	281

	Shares/Par (p)	Value
McDonald’s Corp.
5.35%, 03/01/18	300	358
6.30%, 03/01/38	500	669
NBCUniversal Media LLC
2.10%, 04/01/14 (e)	500	508
5.15%, 04/30/20	200	219
6.40%, 04/30/40	200	233
News America Inc.
5.30%, 12/15/14 (e)	175	190
5.65%, 08/15/20	300	332
4.50%, 02/15/21	400	402
6.20%, 12/15/34 (e)	50	54
6.40%, 12/15/35	100	108
6.65%, 11/15/37	300	330
6.15%, 02/15/41 (e)	300	317
Omnicom Group Inc., 5.90%, 04/15/16	250	277
Target Corp.
5.88%, 07/15/16	250	297
7.00%, 07/15/31	500	664
6.50%, 10/15/37	300	391
Thomson Reuters Corp., 6.50%, 07/15/18	500	593
Time Warner Cable Inc.
6.20%, 07/01/13	300	324
5.85%, 05/01/17	150	167
8.75%, 02/14/19	169	216
6.55%, 05/01/37	250	278
7.30%, 07/01/38	300	365
6.75%, 06/15/39	300	343
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	768
Time Warner Inc.
3.15%, 07/15/15	200	207
5.88%, 11/15/16	350	396
4.70%, 01/15/21	200	209
7.63%, 04/15/31	250	312
6.10%, 07/15/40 (e)	200	220
Viacom Inc., 7.88%, 07/30/30	125	158
Wal-Mart Stores Inc., 5.63%, 04/15/41	300	370
Walt Disney Co.
4.50%, 12/15/13	500	540
2.75%, 08/16/21	300	297
7.00%, 03/01/32	50	71
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	402
Yale University, 2.90%, 10/15/14	300	318
Yum! Brands Inc., 6.88%, 11/15/37 (e)	200	262

		23,595
CONSUMER STAPLES - 1.6%
Altria Group Inc.
8.50%, 11/10/13 (e) (l)	500	570
9.70%, 11/10/18 (l)	500	663
9.25%, 08/06/19 (l)	100	131
9.95%, 11/10/38 (l)	100	143
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	217
5.05%, 10/15/16	100	113
6.45%, 09/01/37 (e)	300	392
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	400	509
5.38%, 01/15/20	400	466
8.20%, 01/15/39	400	604
Archer-Daniels-Midland Co., 5.45%, 03/15/18 (e)	350	410
Bottling Group LLC, 6.95%, 03/15/14	200	229
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	79

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
4.10%, 03/15/16	500	514
Campbell Soup Co., 4.25%, 04/15/21	300	330
Coca-Cola Co.
0.75%, 11/15/13	600	599
3.15%, 11/15/20	300	310
ConAgra Foods Inc., 7.00%, 04/15/19 (e)	300	361
CVS Caremark Corp.
6.13%, 08/15/16	250	289
5.75%, 06/01/17	500	574
4.13%, 05/15/21 (e)	400	416
Diageo Investment Corp., 8.00%, 09/15/22	100	134
General Mills Inc.
5.20%, 03/17/15	500	561
5.70%, 02/15/17	300	352
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	130
Kellogg Co.
5.13%, 12/03/12	200	210
4.45%, 05/30/16	350	390
4.00%, 12/15/20	200	214
Kimberly-Clark Corp., 7.50%, 11/01/18	500	660
Kraft Foods Inc.
5.25%, 10/01/13	400	427
4.13%, 02/09/16	100	106
6.13%, 02/01/18	300	352
5.38%, 02/10/20	600	679
6.88%, 02/01/38	500	630
6.88%, 01/26/39	100	126
Kroger Co.
5.50%, 02/01/13	100	105
6.40%, 08/15/17	200	237
6.15%, 01/15/20	200	240
7.50%, 04/01/31	150	201
Lorillard Tobacco Co., 8.13%, 06/23/19 (e) (l)	500	586
Pepsi Bottling Group Inc., 7.00%, 03/01/29	75	106
PepsiCo Inc.
4.65%, 02/15/13	800	843
7.90%, 11/01/18	555	738
3.13%, 11/01/20	300	308
Philip Morris International Inc.
4.88%, 05/16/13	500	530
6.88%, 03/17/14	500	567
5.65%, 05/16/18	250	295
Procter & Gamble Co.
4.95%, 08/15/14	150	168
4.70%, 02/15/19	500	586
5.55%, 03/05/37 (e)	100	129
Reynolds American Inc., 7.63%, 06/01/16	250	299
Safeway Inc., 6.35%, 08/15/17 (e)	500	578
Unilever Capital Corp.
2.75%, 02/10/16 (e)	400	423
5.90%, 11/15/32	300	398
Wal-Mart Stores Inc.
4.55%, 05/01/13 (e)	100	106
1.63%, 04/15/14 (e)	400	409
2.25%, 07/08/15	300	312
2.80%, 04/15/16 (e)	400	422
4.13%, 02/01/19	300	335
4.25%, 04/15/21 (e)	400	448
7.55%, 02/15/30	300	428
6.20%, 04/15/38	300	387
4.88%, 07/08/40 (e)	300	333
Walgreen Co., 4.88%, 08/01/13	200	215

		23,622
ENERGY - 2.0%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	489

	Shares/Par (p)	Value
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	109
8.70%, 03/15/19 (e)	250	315
6.45%, 09/15/36	150	159
Apache Corp.
5.25%, 04/15/13	250	266
3.63%, 02/01/21 (e)	400	420
BP Capital Markets Plc
5.25%, 11/07/13	400	431
3.13%, 10/01/15 (e)	500	517
4.50%, 10/01/20	500	542
Burlington Resources Finance Co., 7.20%, 08/15/31	100	136
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	170
6.25%, 03/15/38 (e)	300	356
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	44
6.63%, 11/01/37 (e)	200	245
Conoco Funding Co., 7.25%, 10/15/31	75	103
ConocoPhillips
6.65%, 07/15/18	75	92
5.75%, 02/01/19	300	359
6.00%, 01/15/20	300	367
6.50%, 02/01/39 (e)	500	663
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	266
Devon Energy Corp.
2.40%, 07/15/16 (e)	500	507
7.95%, 04/15/32	100	142
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	140
Enbridge Energy Partners LP
9.88%, 03/01/19	500	663
7.50%, 04/15/38	200	252
EnCana Corp., 6.50%, 08/15/34	100	113
Energy Transfer Partners LP
5.95%, 02/01/15	250	268
9.70%, 03/15/19	500	619
7.50%, 07/01/38	200	217
Enterprise Products Operating LLC
5.60%, 10/15/14	25	27
3.70%, 06/01/15	100	104
5.25%, 01/31/20	300	330
6.88%, 03/01/33	25	29
6.45%, 09/01/40	100	113
5.95%, 02/01/41	300	322
EOG Resources Inc., 4.40%, 06/01/20	200	220
Halliburton Co., 7.45%, 09/15/39	250	357
Hess Corp.
7.30%, 08/15/31	35	45
5.60%, 02/15/41 (e)	400	432
Husky Energy Inc., 7.25%, 12/15/19 (e)	500	613
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	75	80
6.00%, 02/01/17	150	170
9.00%, 02/01/19	500	639
6.50%, 09/01/39 (e)	200	215
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	310
Marathon Oil Corp., 5.90%, 03/15/18 (e)	228	266
Marathon Petroleum Corp., 6.50%, 03/01/41 (r)	300	324
Nabors Industries Inc., 6.15%, 02/15/18	300	334
Nexen Inc.
5.88%, 03/10/35	50	49
6.40%, 05/15/37	100	102
Noble Energy Inc., 8.25%, 03/01/19 (e)	300	394

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Noble Holding International Ltd.
3.45%, 08/01/15	200	210
6.20%, 08/01/40	200	236
Occidental Petroleum Corp.
2.50%, 02/01/16	400	417
4.10%, 02/01/21	250	271
ONEOK Partners LP, 6.65%, 10/01/36	150	174
PC Financial Partnership, 5.00%, 11/15/14	500	542
Pemex Project Funding Master Trust
5.75%, 03/01/18 (e)	500	541
6.63%, 06/15/35 (e)	150	161
Petro-Canada, 7.00%, 11/15/28	75	90
Petrobras International Finance Co.
3.88%, 01/27/16	500	496
6.13%, 10/06/16 (e)	100	108
5.88%, 03/01/18	150	156
7.88%, 03/15/19	500	580
6.88%, 01/20/40	400	422
Petroleos Mexicanos, 6.00%, 03/05/20	500	547
Plains All American Pipeline LP
3.95%, 09/15/15	300	316
6.50%, 05/01/18	100	115
6.70%, 05/15/36	100	114
Pride International Inc., 6.88%, 08/15/20	400	462
Rowan Cos. Inc., 7.88%, 08/01/19 (e)	300	354
Shell International Finance BV
4.00%, 03/21/14	500	539
5.20%, 03/22/17	250	291
4.38%, 03/25/20	300	337
6.38%, 12/15/38	200	272
5.50%, 03/25/40	300	373
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	280
Spectra Energy Capital LLC, 8.00%, 10/01/19 (e)	250	314
StatoilHydro ASA, 5.25%, 04/15/19 (e)	500	590
Suncor Energy Inc.
5.95%, 12/01/34	100	108
6.50%, 06/15/38	300	350
Total Capital SA
3.00%, 06/24/15	400	423
2.30%, 03/15/16	250	257
TransCanada Pipelines Ltd.
6.50%, 08/15/18 (e)	200	245
3.80%, 10/01/20 (e)	400	422
6.20%, 10/15/37	300	371
Transocean Inc.
4.95%, 11/15/15	500	527
6.80%, 03/15/38	150	155
Valero Energy Corp.
9.38%, 03/15/19	500	641
7.50%, 04/15/32	100	116
Weatherford International Inc., 6.35%, 06/15/17	250	282
Weatherford International Ltd. Bermuda, 5.13%, 09/15/20 (e)	400	407
Williams Cos. Inc., 8.75%, 03/15/32	186	243
Williams Partners LP
3.80%, 02/15/15	100	104
5.25%, 03/15/20	100	108
6.30%, 04/15/40 (e)	200	221

		28,733
FINANCIALS - 8.9%
Abbey National Treasury Services Plc, 2.88%, 04/25/14	500	471
Aegon NV, 4.75%, 06/01/13	150	157
AFLAC Inc., 8.50%, 05/15/19	500	609

	Shares/Par (p)	Value
African Development Bank, 3.00%, 05/27/14 (e)	500	531
Allstate Corp.
6.75%, 05/15/18	300	357
7.45%, 05/16/19	300	367
5.35%, 06/01/33	75	77
5.55%, 05/09/35	100	108
Ally Financial Inc., 2.20%, 12/19/12	500	511
American Express Centurion Bank, 5.55%, 10/17/12	300	313
American Express Co.
4.88%, 07/15/13	250	263
6.15%, 08/28/17	750	857
8.15%, 03/19/38	100	143
American Express Credit Corp., 2.75%, 09/15/15 (e)	500	502
American International Group Inc.
4.25%, 05/15/13 (e)	500	499
5.60%, 10/18/16 (e)	500	495
5.85%, 01/16/18	200	198
6.40%, 12/15/20	500	509
6.25%, 03/15/37 (i)	400	277
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	250
Asian Development Bank
3.63%, 09/05/13	500	530
4.25%, 10/20/14	750	830
5.59%, 07/16/18	400	493
6.38%, 10/01/28	210	290
Assurant Inc., 6.75%, 02/15/34	100	107
AXA SA, 8.60%, 12/15/30	100	112
Bank of America Corp.
4.88%, 01/15/13 (e)	200	199
4.90%, 05/01/13	200	198
4.75%, 08/15/13 (e)	200	199
7.38%, 05/15/14	200	206
4.50%, 04/01/15	500	474
3.70%, 09/01/15	600	553
3.63%, 03/17/16	500	455
6.50%, 08/01/16	300	298
5.75%, 12/01/17	675	633
5.65%, 05/01/18	500	475
5.49%, 03/15/19	200	176
5.00%, 05/13/21	400	357
Bank of America NA, 6.00%, 10/15/36	250	228
Bank of New York Mellon Corp.
4.95%, 11/01/12 (a)	500	522
2.50%, 01/15/16 (a)	500	510
3.55%, 09/23/21 (a)	600	598
Bank of Nova Scotia
2.38%, 12/17/13 (e)	672	691
2.05%, 10/07/15	500	504
Bank One Corp., 7.63%, 10/15/26	500	627
Barclays Bank Plc
3.90%, 04/07/15 (e)	500	491
5.13%, 01/08/20	300	294
BB&T Capital Trust I, 5.85%, 08/18/35	100	101
BB&T Capital Trust II, 6.75%, 06/07/36	150	153
BB&T Corp., 5.20%, 12/23/15	300	322
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	755
Berkshire Hathaway Finance Corp.
4.60%, 05/15/13	100	105
4.63%, 10/15/13 (e)	250	266
4.85%, 01/15/15 (e)	100	111
5.40%, 05/15/18	500	571
4.25%, 01/15/21 (e)	300	315
BlackRock Inc., 3.50%, 12/10/14	200	213

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
BNP Paribas, 5.00%, 01/15/21 (e)	400	392
BNP Paribas LLC, 2.13%, 12/21/12 (e)	500	492
Boeing Capital Corp.
5.80%, 01/15/13	125	133
3.25%, 10/27/14	300	318
Boston Properties LP, 5.63%, 11/15/20 (e)	200	215
Camden Property Trust, 5.00%, 06/15/15	100	107
Canadian Imperial Bank of Commerce, 1.45%,
09/13/13	300	302
Capital One Bank USA NA, 6.50%, 06/13/13	250	267
Capital One Capital III, 7.69%, 08/15/36 (e) (i)	100	98
Capital One Capital V, 10.25%, 08/15/39 (e)	400	406
Capital One Financial Corp.
2.13%, 07/15/14	600	594
6.15%, 09/01/16	250	265
Caterpillar Financial Services Corp.
1.55%, 12/20/13 (e)	450	456
4.75%, 02/17/15	100	112
2.75%, 06/24/15	200	208
Caterpillar Inc., 7.30%, 05/01/31	92	130
Chubb Corp., 5.20%, 04/01/13	100	105
Cincinnati Financial Corp.
6.92%, 05/15/28	400	453
6.13%, 11/01/34	100	105
Citigroup Funding Inc.
1.88%, 10/22/12 (e)	1,000	1,016
1.88%, 11/15/12	1,000	1,017
Citigroup Inc.
5.50%, 04/11/13	500	515
6.50%, 08/19/13	1,000	1,052
5.00%, 09/15/14	400	392
6.01%, 01/15/15	500	531
4.75%, 05/19/15	500	512
5.85%, 08/02/16	250	267
6.00%, 08/15/17	250	265
6.13%, 05/15/18	400	429
8.50%, 05/22/19	550	664
6.00%, 10/31/33	50	44
5.88%, 05/29/37 (e)	500	478
8.13%, 07/15/39	600	719
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	404
CommonWealth REIT, 6.25%, 08/15/16	500	537
ConocoPhillips Canada Funding Co. I, 5.63%,
10/15/16	300	348
Corp. Andina de Fomento, 3.75%, 01/15/16 (e)	200	202
Credit Suisse AG, 5.40%, 01/14/20	300	288
Credit Suisse New York, 3.50%, 03/23/15	500	500
Credit Suisse USA Inc.
5.50%, 08/15/13	450	471
5.13%, 08/15/15	200	211
5.85%, 08/16/16	600	659
7.13%, 07/15/32	100	114
Deutsche Bank AG London
4.88%, 05/20/13	450	465
3.45%, 03/30/15 (e)	500	498
6.00%, 09/01/17	500	551
Deutsche Bank Financial LLC, 5.38%, 03/02/15	250	253
Discover Bank, 7.00%, 04/15/20	300	318
Duke Realty LP, 7.38%, 02/15/15 (e)	150	163
Eksportfinans ASA, 3.00%, 11/17/14	500	528
ERP Operating LP
5.25%, 09/15/14	250	270
5.75%, 06/15/17	150	168
European Bank for Reconstruction & Development
2.75%, 04/20/15 (e)	500	526

	Shares/Par (p)	Value
2.50%, 03/15/16	200	210
European Investment Bank
1.88%, 06/17/13 (e)	1,000	1,023
1.25%, 09/17/13 (e)	500	506
1.25%, 02/14/14 (e)	500	507
3.00%, 04/08/14	500	528
1.50%, 05/15/14 (e)	500	510
4.63%, 05/15/14 (e)	150	165
3.13%, 06/04/14	500	531
2.75%, 03/23/15	400	424
1.63%, 09/01/15 (e)	600	614
4.88%, 02/16/16	250	289
2.50%, 05/16/16 (e)	500	529
2.13%, 07/15/16 (e)	1,000	1,041
5.13%, 05/30/17 (e)	500	595
4.00%, 02/16/21 (e)	500	569
Export-Import Bank of Korea
8.13%, 01/21/14	500	558
5.13%, 03/16/15	200	209
Fidelity National Financial Inc., 6.60%,
05/15/17	400	421
Fifth Third Bancorp, 6.25%, 05/01/13 (e)	300	318
Fifth Third Capital Trust IV, 6.50%, 04/15/37 (i)	200	190
Franklin Resources Inc., 3.13%, 05/20/15	300	310
General Electric Capital Corp.
2.00%, 09/28/12	500	508
5.25%, 10/19/12	400	418
2.63%, 12/28/12	1,000	1,028
2.80%, 01/08/13	700	712
1.88%, 09/16/13 (e)	500	502
3.50%, 06/29/15 (e)	500	516
5.00%, 01/08/16 (e)	300	324
2.95%, 05/09/16 (e)	400	401
5.63%, 09/15/17	800	878
5.50%, 01/08/20	200	218
4.63%, 01/07/21 (e)	400	415
6.75%, 03/15/32 (e)	850	970
5.88%, 01/14/38	400	410
Genworth Financial Inc., 7.70%, 06/15/20	350	308
Goldman Sachs Group Inc.
5.25%, 04/01/13 (e)	600	619
4.75%, 07/15/13	275	283
6.00%, 05/01/14 (e)	500	529
5.13%, 01/15/15	200	206
3.63%, 02/07/16 (e)	200	195
5.75%, 10/01/16 (e)	250	262
6.25%, 09/01/17	200	208
5.95%, 01/18/18	300	309
7.50%, 02/15/19	600	670
5.38%, 03/15/20	400	397
5.95%, 01/15/27	250	244
6.13%, 02/15/33 (e)	850	853
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	504
6.10%, 10/01/41	75	65
HCP Inc.
2.70%, 02/01/14 (e)	700	690
6.00%, 01/30/17	150	158
5.38%, 02/01/21	300	301
Health Care REIT Inc., 6.13%, 04/15/20	400	417
Hospitality Properties Trust, 5.63%,
03/15/17 (e)	500	508
HSBC Bank USA
4.88%, 08/24/20	300	281
7.00%, 01/15/39	340	373

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (e) (i)	250	208
HSBC Finance Corp., 4.75%, 07/15/13 (e)	600	620
HSBC Holdings Plc
5.25%, 12/12/12 (e)	500	516
5.10%, 04/05/21	500	515
7.63%, 05/17/32	150	158
ICICI Bank Ltd., 6.63%, 10/03/12 (r)	200	205
Inter-American Development Bank
1.75%, 10/22/12	490	497
4.50%, 09/15/14	500	554
5.13%, 09/13/16	250	294
3.88%, 02/14/20 (e)	700	804
International Bank for Reconstruction & Development
1.75%, 07/15/13 (e)	750	768
1.13%, 08/25/14	1,000	1,016
2.38%, 05/26/15	200	211
2.13%, 03/15/16	500	525
7.63%, 01/19/23	300	446
International Business Machines International Group Capital LLC, 5.05%, 10/22/12	300	314
International Finance Corp., 2.13%, 11/17/17	500	506
International Lease Finance Corp., 3.00%, 04/22/14	500	524
Japan Bank of International Cooperation,
2.13%, 11/05/12	500	509
Jefferies Group Inc.
5.13%, 04/13/18 (e)	500	468
6.45%, 06/08/27	100	96
6.25%, 01/15/36	500	454
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	422
John Deere Capital Corp.
1.88%, 06/17/13	200	204
2.25%, 06/07/16 (e)	400	406
3.90%, 07/12/21	500	540
JPMorgan Chase & Co.
5.38%, 10/01/12	500	520
2.13%, 12/26/12	500	511
5.38%, 01/15/14 (e)	500	539
2.05%, 01/24/14 (e)	300	303
4.75%, 03/01/15	250	265
5.15%, 10/01/15	250	264
3.45%, 03/01/16	800	803
6.40%, 10/02/17	500	568
6.00%, 01/15/18	400	445
4.40%, 07/22/20	600	607
5.60%, 07/15/41	500	522
JPMorgan Chase Capital XXV, 6.80%,
10/01/37	600	602
KeyBank NA, 5.80%, 07/01/14	100	108
KeyCorp
3.75%, 08/13/15 (e)	500	515
5.10%, 03/24/21	500	505
Korea Development Bank
5.30%, 01/17/13	300	310
3.25%, 03/09/16	300	289
Kreditanstalt fuer Wiederaufbau
1.88%, 01/14/13 (e)	800	814
3.50%, 05/16/13	1,000	1,047
1.38%, 07/15/13 (e)	500	507
1.38%, 01/13/14 (e)	500	508
4.13%, 10/15/14	650	702
2.63%, 03/03/15 (e)	500	529
2.63%, 02/16/16 (e)	1,000	1,064
4.88%, 01/17/17	500	587

	Shares/Par (p)	Value
4.38%, 03/15/18	500	580
4.88%, 06/17/19	500	601
2.75%, 09/08/20	500	518
0.00%,06/29/37 (j)	500	211
Landwirtschaftliche Rentenbank, 2.50%, 02/15/16 (e)	1,000	1,053
Lincoln National Corp., 8.75%, 07/01/19	500	593
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	493
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	550	532
6.05%, 05/16/16 (e)	250	225
5.70%, 05/02/17	500	446
7.75%, 05/14/38	400	372
MetLife Inc.
5.00%, 11/24/13	100	107
6.75%, 06/01/16	500	575
7.72%, 02/15/19 (e)	500	613
5.70%, 06/15/35	100	107
6.40%, 12/15/36 (i)	100	89
Morgan Stanley
5.25%, 11/02/12 (e)	500	509
4.75%, 04/01/14	450	428
4.20%, 11/20/14	500	489
5.38%, 10/15/15	500	496
5.45%, 01/09/17	850	820
7.30%, 05/13/19	300	309
5.50%, 01/26/20	500	459
5.50%, 07/24/20	500	453
5.75%, 01/25/21	400	368
7.25%, 04/01/32	387	391
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	250	253
National City Bank, 4.63%, 05/01/13	100	104
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	287
8.00%, 03/01/32	150	210
NB Capital Trust II, 7.83%, 12/15/26	100	90
Nomura Holdings Inc, 6.70%, 03/04/20	400	450
Nordic Invest Bank, 3.63%, 06/17/13 (e)	600	631
Northern Trust Corp., 3.45%, 11/04/20 (e)	300	308
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	650	678
1.75%, 03/11/13 (e)	300	305
PNC Funding Corp.
5.25%, 11/15/15	250	268
5.63%, 02/01/17	600	651
6.70%, 06/10/19	500	600
Principal Life Income Funding Trusts, 5.10%,
04/15/14	150	162
ProLogis Inc.
6.25%, 03/15/17	400	419
7.38%, 10/30/19 (e)	400	433
ProLogis LP, 7.63%, 08/15/14 (e)	300	327
Prudential Financial Inc.
4.75%, 09/17/15	500	522
5.38%, 06/21/20 (e)	200	210
5.75%, 07/15/33 (e)	400	395
5.70%, 12/14/36	250	243
6.63%, 06/21/40	200	216
Rabobank Nederland NV, 2.13%, 10/13/15	500	499
Realty Income Corp.
6.75%, 08/15/19	150	175
5.88%, 03/15/35	300	299
Royal Bank of Canada
2.10%, 07/29/13 (e)	200	205

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
2.88%, 04/19/16 (e)	500	518
Royal Bank of Scotland Group Plc
5.00%, 10/01/14	100	93
6.40%, 10/21/19	200	191
Royal Bank of Scotland Plc
3.25%, 01/11/14 (e)	300	291
4.88%, 03/16/15	300	294
3.95%, 09/21/15	500	470
6.13%, 01/11/21 (e)	300	297
Simon Property Group LP
5.75%, 12/01/15	400	441
5.25%, 12/01/16 (e)	250	272
6.75%, 02/01/40 (e)	100	121
SLM Corp.
5.00%, 10/01/13	520	509
5.05%, 11/14/14	250	241
8.00%, 03/25/20	100	99
SunTrust Banks Inc., 3.60%, 04/15/16	500	507
SunTrust Capital VIII, 6.10%, 12/01/66 (e) (i)	99	98
Teco Finance Inc., 5.15%, 03/15/20 (e)	200	220
Toronto-Dominion Bank, 1.38%, 07/14/14 (e)	500	504
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	525
4.25%, 01/11/21	400	434
Transatlantic Holdings Inc., 5.75%, 12/14/15	200	213
Travelers Cos. Inc., 6.25%, 06/15/37	150	177
Travelers Property Casualty Corp., 6.38%,
03/15/33	400	466
UBS AG Stamford
3.88%, 01/15/15 (e)	500	498
5.88%, 07/15/16	250	257
5.88%, 12/20/17	250	257
4.88%, 08/04/20	500	481
Union Bank NA, 5.95%, 05/11/16	500	551
US Bancorp
1.38%, 09/13/13 (e)	580	584
2.45%, 07/27/15	400	410
4.13%, 05/24/21	400	431
Validus Holding Ltd., 8.88%, 01/26/40	500	555
Wachovia Bank NA
6.00%, 11/15/17	250	277
5.85%, 02/01/37	250	260
6.60%, 01/15/38	300	344
Wachovia Corp.
5.50%, 05/01/13	500	531
5.25%, 08/01/14	250	262
5.63%, 10/15/16	500	540
Wells Fargo & Co.
4.95%, 10/16/13	700	740
5.00%, 11/15/14	200	210
3.68%, 06/15/16	600	624
4.60%, 04/01/21 (e)	500	534
Wells Fargo Bank NA, 4.75%, 02/09/15	250	261
Westpac Banking Corp.
2.25%, 11/19/12 (e)	300	304
4.20%, 02/27/15	500	524

		130,145
HEALTH CARE - 1.4%
Abbott Laboratories
5.15%, 11/30/12 (e)	500	527
5.88%, 05/15/16	250	294
6.00%, 04/01/39 (e)	550	712
Aetna Inc., 6.63%, 06/15/36	150	190
Amgen Inc., 6.38%, 06/01/37	400	511

	Shares/Par (p)	Value
AstraZeneca Plc
5.90%, 09/15/17	250	299
6.45%, 09/15/37	250	334
Baxter International Inc.
4.00%, 03/01/14 (e)	300	321
4.63%, 03/15/15	75	83
4.25%, 03/15/20	200	218
Becton Dickinson and Co., 3.25%, 11/12/20	300	307
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	334
7.38%, 01/15/40	300	375
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	179
5.88%, 11/15/36	67	84
Celgene Corp., 3.95%, 10/15/20	300	304
Covidien International Finance SA, 6.00%,
10/15/17 (e)	300	356
Eli Lilly & Co.
5.20%, 03/15/17	500	580
5.55%, 03/15/37	100	121
Express Scripts Inc.
6.25%, 06/15/14	300	330
3.13%, 05/15/16	300	303
Genentech Inc.
4.75%, 07/15/15	50	56
5.25%, 07/15/35	250	291
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13 (e)	500	533
4.38%, 04/15/14 (e)	150	163
5.65%, 05/15/18	500	605
5.38%, 04/15/34	150	178
Hospira Inc., 6.05%, 03/30/17	200	231
Humana Inc., 7.20%, 06/15/18 (e) (l)	500	592
Johnson & Johnson
3.80%, 05/15/13	500	526
3.55%, 05/15/21	350	387
5.95%, 08/15/37	250	337
4.85%, 05/15/41	350	414
McKesson Corp., 5.70%, 03/01/17	100	117
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	606
Medtronic Inc., 4.45%, 03/15/20 (e)	400	453
Merck & Co Inc
6.00%, 09/15/17 (e)	250	305
6.50%, 12/01/33 (l)	350	481
Merck & Co. Inc.
4.75%, 03/01/15	250	281
6.55%, 09/15/37 (e)	300	422
Novartis AG, 5.13%, 02/10/19 (e)	500	590
Novartis Capital Corp., 4.13%, 02/10/14	300	323
Pfizer Inc.
5.35%, 03/15/15	100	114
6.20%, 03/15/19	500	627
Pharmacia Corp., 6.60%, 12/01/28	50	65
Quest Diagnostic Inc., 4.70%, 04/01/21 (e)	500	537
Sanofi-Aventis SA, 2.63%, 03/29/16	500	517
Teva Pharmaceutical Finance LLC, 6.15%,
02/01/36	150	186
Thermo Fisher Scientific Inc.
2.05%, 02/21/14 (e)	400	411
5.00%, 06/01/15	200	222
3.20%, 03/01/16	300	315
UnitedHealth Group Inc.
5.38%, 03/15/16	250	285
6.00%, 02/15/18	150	178
4.70%, 02/15/21 (e)	400	441

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
5.80%, 03/15/36	150	174
5.95%, 02/15/41	450	547
WellPoint Inc.
5.25%, 01/15/16	300	334
4.35%, 08/15/20	200	212
5.85%, 01/15/36 (e)	100	115
5.80%, 08/15/40 (e)	200	235
Wyeth
5.50%, 03/15/13 (l)	100	107
5.50%, 02/15/16	500	575
5.95%, 04/01/37	250	319

		21,169
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	196
Boeing Co., 4.88%, 02/15/20	500	571
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	300	334
6.15%, 05/01/37	100	122
5.75%, 05/01/40	400	471
Burlington Northern Santa Fe LLC, 4.10%, 06/01/21	300	319
Canadian National Railway Co., 5.55%, 03/01/19	400	481
Caterpillar Inc., 7.90%, 12/15/18	500	670
CSX Corp.
7.38%, 02/01/19	300	380
6.00%, 10/01/36	200	242
Dover Corp., 5.38%, 03/01/41	500	606
Emerson Electric Co.
4.50%, 05/01/13 (e)	414	436
5.00%, 12/15/14	100	111
General Dynamics Corp., 4.25%, 05/15/13 (e)	250	264
General Electric Co., 5.00%, 02/01/13	800	838
Honeywell International Inc.
5.00%, 02/15/19 (e)	500	579
5.38%, 03/01/41	300	361
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	245
Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	402
L-3 Communications Corp., 4.95%, 02/15/21	500	522
Lockheed Martin Corp.
3.35%, 09/15/21	600	594
6.15%, 09/01/36	175	212
5.72%, 06/01/40	200	229
Norfolk Southern Corp.
5.90%, 06/15/19 (e)	300	361
7.25%, 02/15/31	62	85
4.84%, 10/01/41 (e) (r)	124	130
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	238
PACCAR Inc., 6.88%, 02/15/14 (e)	200	227
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	513
Raytheon Co., 3.13%, 10/15/20	500	498
Republic Services Inc.
5.00%, 03/01/20	300	334
6.20%, 03/01/40 (e)	430	517
Ryder System Inc., 3.15%, 03/02/15	500	509
Tyco International Finance SA, 4.63%, 01/15/23	200	215
Tyco International Group SA, 6.00%, 11/15/13	500	547
Union Pacific Corp.
4.16%, 07/15/22 (r)	655	699
6.63%, 02/01/29	25	32
5.78%, 07/15/40	300	367

	Shares/Par (p)	Value
United Parcel Service Inc.
3.13%, 01/15/21	500	522
6.20%, 01/15/38	350	474
United Technologies Corp.
4.88%, 05/01/15	300	337
6.13%, 02/01/19	250	307
6.70%, 08/01/28	50	66
5.70%, 04/15/40	500	610
Waste Management Inc.
6.38%, 11/15/12	200	212
6.10%, 03/15/18	200	231

		17,216
INFORMATION TECHNOLOGY - 0.9%
Adobe Systems Inc., 4.75%, 02/01/20	300	315
Agilent Technologies Inc., 5.00%, 07/15/20	200	216
Amphenol Corp., 4.75%, 11/15/14	350	371
Cisco Systems Inc.
1.63%, 03/14/14	500	509
5.50%, 02/22/16 (e)	250	288
4.45%, 01/15/20 (e)	650	719
5.90%, 02/15/39	250	300
Dell Inc.
4.70%, 04/15/13	200	211
5.40%, 09/10/40 (e)	200	206
EnCana Corp., 6.50%, 02/01/38 (e)	300	342
Google Inc.
1.25%, 05/19/14	500	507
2.13%, 05/19/16 (e)	500	515
Harris Corp., 4.40%, 12/15/20	500	532
Hewlett-Packard Co.
4.50%, 03/01/13	300	313
6.13%, 03/01/14	400	437
2.13%, 09/13/15 (e)	300	297
International Business Machines Corp.
1.00%, 08/05/13	500	504
5.70%, 09/14/17	600	714
6.50%, 01/15/28 (e)	200	271
5.60%, 11/30/39	330	407
Juniper Networks Inc., 3.10%, 03/15/16	500	512
Microsoft Corp.
1.63%, 09/25/15	200	204
3.00%, 10/01/20	300	308
5.30%, 02/08/41	300	369
Oracle Corp.
5.75%, 04/15/18	350	417
3.88%, 07/15/20 (r)	300	319
6.13%, 07/08/39	300	383
5.38%, 07/15/40 (r)	500	580
Western Union Co., 5.25%, 04/01/20 (e)	500	557
Xerox Corp.
6.35%, 05/15/18 (e)	500	568
4.50%, 05/15/21 (e)	400	400

		12,591
MATERIALS - 1.1%
Agrium Inc., 7.13%, 05/23/36	300	398
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	440
Airgas Inc., 2.95%, 06/15/16	500	504
Alcoa Inc.
5.55%, 02/01/17 (e)	200	209
6.75%, 07/15/18	300	321
5.40%, 04/15/21 (e)	400	388
ArcelorMittal
5.38%, 06/01/13 (e)	400	408
9.85%, 06/01/19 (e)	500	567

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
7.00%, 10/15/39 (l)	200	178
Barrick Gold Corp.
2.90%, 05/30/16	600	608
6.95%, 04/01/19	350	424
5.95%, 10/15/39	300	324
BHP Billiton Finance USA Ltd.
4.80%, 04/15/13	100	106
5.50%, 04/01/14	100	110
5.25%, 12/15/15	90	103
5.40%, 03/29/17	200	229
CRH America Inc., 6.00%, 09/30/16	250	268
Dow Chemical Co.
6.00%, 10/01/12	50	52
7.60%, 05/15/14 (l)	250	284
2.50%, 02/15/16	500	492
8.55%, 05/15/19 (l)	197	252
7.38%, 11/01/29	200	252
Eastman Chemical Co., 3.00%, 12/15/15	500	507
EI du Pont de Nemours & Co.
4.75%, 11/15/12	100	104
1.75%, 03/25/14 (e)	300	306
2.75%, 04/01/16 (e)	300	315
4.25%, 04/01/21 (e)	300	329
4.90%, 01/15/41 (e)	300	334
Freeport-McMoRan Copper & Gold Inc.,
8.38%, 04/01/17	700	751
International Paper Co.
7.95%, 06/15/18 (e)	150	173
8.70%, 06/15/38	300	379
Newmont Mining Corp.
5.88%, 04/01/35	50	54
6.25%, 10/01/39	400	452
Nucor Corp., 5.00%, 06/01/13	500	533
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	405
Potash Corp. of Saskatchewan Inc., 5.25%,
05/15/14	500	550
PPG Industries Inc., 3.60%, 11/15/20	400	413
Praxair Inc.
3.95%, 06/01/13	100	106
5.38%, 11/01/16	500	586
Rio Tinto Alcan Inc., 5.20%, 01/15/14	500	534
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	250
3.50%, 11/02/20	400	393
RPM International Inc., 6.13%, 10/15/19	200	216
Southern Copper Corp., 7.50%, 07/27/35 (e)	150	162
Teck Resources Ltd., 10.75%, 05/15/19	200	249
Vale Overseas Ltd.
6.25%, 01/11/16 (e)	100	108
6.25%, 01/23/17	150	163
8.25%, 01/17/34 (e)	200	244
6.88%, 11/21/36	200	216

		15,749
TELECOMMUNICATION SERVICES - 1.1%
America Movil SAB de CV
3.63%, 03/30/15 (e)	200	207
5.00%, 03/30/20 (e)	200	211
6.38%, 03/01/35	200	216
6.13%, 03/30/40	300	312
AT&T Corp., 8.00%, 11/15/31 (l)	17	24
AT&T Inc.
4.95%, 01/15/13	750	786
2.50%, 08/15/15	500	511
5.80%, 02/15/19	500	585
4.45%, 05/15/21 (e)	500	536

	Shares/Par (p)	Value
6.15%, 09/15/34	350	392
6.50%, 09/01/37	500	584
6.30%, 01/15/38	300	344
6.55%, 02/15/39	250	296
BellSouth Capital Funding Corp., 7.88%,
02/15/30	100	134
BellSouth Corp., 5.20%, 09/15/14	300	329
British Telecommunications Plc, 9.88%,
12/15/30 (l)	150	217
CenturyLink Inc., 6.00%, 04/01/17	250	245
Deutsche Telekom International Finance BV
5.25%, 07/22/13	200	211
5.75%, 03/23/16	250	275
8.75%, 06/15/30 (l)	300	400
Embarq Corp., 8.00%, 06/01/36	100	94
France Telecom SA
4.38%, 07/08/14	400	427
8.50%, 03/01/31 (l)	250	346
GTE Corp.
6.84%, 04/15/18	250	301
6.94%, 04/15/28	50	62
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	624
Qwest Communications International Inc.,
8.00%, 10/01/15 (e)	300	312
Qwest Corp.
8.38%, 05/01/16 (e)	200	219
7.25%, 09/15/25	110	106
Rogers Communications Inc., 6.80%, 08/15/18	500	606
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	117
Telecom Italia Capital SA
5.25%, 11/15/13 (e)	500	489
6.18%, 06/18/14	300	299
4.95%, 09/30/14	100	96
5.25%, 10/01/15	200	191
6.38%, 11/15/33	50	43
6.00%, 09/30/34	100	82
Telefonica Emisiones SAU
3.73%, 04/27/15 (e)	100	95
3.99%, 02/16/16	400	381
5.13%, 04/27/20	100	93
Telefonica Europe BV, 8.25%, 09/15/30	200	224
Verizon Communications Inc.
5.25%, 04/15/13	200	213
5.55%, 02/15/16	200	228
8.75%, 11/01/18	350	469
6.35%, 04/01/19 (e)	500	601
6.90%, 04/15/38	300	387
6.00%, 04/01/41 (e)	400	486
Verizon Florida LLC, 6.86%, 02/01/28 (e)	200	236
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	841
8.50%, 11/15/18	150	200
Vodafone Group Plc
5.00%, 12/16/13 (e)	150	162
5.38%, 01/30/15	500	557
5.63%, 02/27/17	200	229
7.88%, 02/15/30	200	285

		16,916
UTILITIES - 1.8%
Alabama Power Co., 6.00%, 03/01/39 (e)	250	325
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	523
Consolidated Edison Co. of New York Inc. 4.88%, 02/01/13 (e)	300	315

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
5.30%, 03/01/35	250	287
5.85%, 03/15/36	300	367
5.70%, 06/15/40	100	122
Constellation Energy Group Inc., 7.60%, 04/01/32	150	182
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18	250	302
Dominion Resources Inc.
1.80%, 03/15/14 (e)	400	404
8.88%, 01/15/19	350	467
4.45%, 03/15/21 (e)	400	435
7.00%, 06/15/38	200	266
Duke Energy Carolinas LLC
5.63%, 11/30/12	150	157
5.30%, 10/01/15	200	229
7.00%, 11/15/18	100	128
5.30%, 02/15/40	300	360
Duke Energy Corp., 6.30%, 02/01/14	200	222
Edison International, 3.75%, 09/15/17	300	304
Enersis SA, 7.40%, 12/01/16 (e)	150	176
Entergy Arkansas Inc., 3.75%, 02/15/21	400	407
Entergy Corp., 3.63%, 09/15/15 (e) (l)	300	300
Exelon Corp., 4.90%, 06/15/15 (e)	200	216
Exelon Generation Co. LLC
5.35%, 01/15/14	150	161
6.20%, 10/01/17	200	226
5.20%, 10/01/19	200	216
6.25%, 10/01/39 (e)	300	349
First Energy Solutions Corp., 6.80%, 08/15/39	200	219
Florida Power & Light Co.
5.63%, 04/01/34	100	121
4.95%, 06/01/35	300	336
5.13%, 06/01/41	400	470
Florida Power Corp.
5.65%, 06/15/18	350	417
4.55%, 04/01/20 (e)	300	336
6.40%, 06/15/38	300	394
FPL Group Capital Inc., 6.00%, 03/01/19	100	116
Georgia Power Co.
1.30%, 09/15/13 (e)	500	503
3.00%, 04/15/16 (e)	500	524
4.25%, 12/01/19	300	331
Great Plains Energy Inc., 4.85%, 06/01/21	250	263
Iberdrola USA Inc, 6.75%, 07/15/36	150	161
Kentucky Utilities Co., 5.13%, 11/01/40	300	355
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	290
MidAmerican Energy Co., 6.75%, 12/30/31	50	65
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	100	105
6.13%, 04/01/36	350	419
National Grid Plc, 6.30%, 08/01/16	150	172
Nevada Power Co., 7.13%, 03/15/19	250	312
NiSource Finance Corp.
5.40%, 07/15/14	75	81
6.80%, 01/15/19 (e)	300	350
5.95%, 06/15/41	250	271
Northern States Power Co., 5.25%, 03/01/18	350	414
Ohio Power Co., 6.00%, 06/01/16	250	288
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	171
7.00%, 09/01/22	150	189
5.25%, 09/30/40	200	222
Oneok Inc., 5.20%, 06/15/15	500	549
Pacific Gas & Electric Co.
4.80%, 03/01/14 (e)	250	270
6.05%, 03/01/34	500	597

	Shares/Par (p)	Value
PacifiCorp
5.75%, 04/01/37	150	182
6.25%, 10/15/37	500	647
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17	500	581
PPL Corp., 5.70%, 10/15/15	440	477
Progress Energy Inc., 7.75%, 03/01/31	150	205
PSEG Power LLC
2.50%, 04/15/13	300	304
2.75%, 09/15/16	500	498
8.63%, 04/15/31	75	104
Public Service Co. of Colorado, 7.88%, 10/01/12	500	534
Public Service Electric & Gas Co., 5.50%, 03/01/40 (e)	200	245
Puget Sound Energy Inc., 5.76%, 10/01/39	200	242
San Diego Gas & Electric Co., 5.35%, 05/15/40 (e)	200	246
Scottish Power Ltd., 5.38%, 03/15/15	50	52
Sempra Energ, 9.80%, 02/15/19	300	420
Sempra Energy
6.00%, 02/01/13	250	265
2.00%, 03/15/14	500	505
South Carolina Electric & Gas Co., 6.05%, 01/15/38	400	502
Southern California Edison Co.
6.00%, 01/15/34 (e)	75	96
5.95%, 02/01/38	400	522
Southwestern Electric Power Co.
6.45%, 01/15/19	300	360
6.20%, 03/15/40 (e)	200	238
Toledo Edison Co., 7.25%, 05/01/20	300	379
TransAlta Corp., 6.50%, 03/15/40	300	341
Union Electric Co., 6.40%, 06/15/17	100	119
Veolia Environnement, 6.00%, 06/01/18 (e)	200	222
Virginia Electric & Power Co., 5.95%, 09/15/17	250	299
Xcel Energy Inc., 4.80%, 09/15/41	500	529

		25,900

Total Corporate Bonds and Notes (cost $300,458)		315,636

GOVERNMENT AND AGENCY OBLIGATIONS - 75.2%
GOVERNMENT SECURITIES - 41.6%
Federal Farm Credit Bank - 0.2% (v)
Federal Farm Credit Bank
1.88%, 12/07/12	500	509
1.75%, 02/21/13	500	509
0.48%, 03/13/13	600	597
3.88%, 10/07/13	500	534
3.00%, 06/13/18	300	304

		2,453
Federal Home Loan Bank - 0.9% (v)
Federal Home Loan Bank
1.63%, 09/26/12 - 11/21/12	2,000	2,028
4.50%, 11/15/12 - 09/16/13	1,365	1,460
1.50%, 01/16/13	1,000	1,015
3.88%, 06/14/13	1,025	1,085
1.88%, 06/21/13	1,000	1,026
3.63%, 10/18/13	1,000	1,064
0.88%, 12/27/13	1,000	1,009
5.25%, 06/18/14	1,075	1,210
5.00%, 12/21/15	500	579
5.38%, 05/18/16	500	593
4.75%, 12/16/16	300	350
4.00%, 01/13/21	500	504

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
5.65%, 04/20/22	125	128
5.50%, 07/15/36	400	516

		12,567
Federal Home Loan Mortgage Corp. - 2.1% (v)
Federal Home Loan Mortgage Corp.
4.63%, 10/25/12	300	314
1.38%, 01/09/13 - 02/25/14	2,885	2,927
4.50%, 01/15/13 - 04/02/14	1,965	2,112
1.00%, 03/27/13 - 08/27/14	3,000	3,030
1.63%, 04/15/13	500	510
3.50%, 05/29/13	960	1,010
3.75%, 06/28/13	900	954
4.50%, 07/15/13 (e)	952	1,022
0.50%, 08/23/13	795	793
4.13%, 09/27/13	1,149	1,233
4.88%, 11/15/13	500	547
2.50%, 04/23/14	1,000	1,050
1.20%, 04/28/14	250	250
1.65%, 04/28/14	550	550
1.10%, 07/07/14	500	500
3.00%, 07/28/14	900	960
2.00%, 12/09/14	500	501
1.27%, 01/26/15	750	754
5.05%, 01/26/15	100	114
2.88%, 02/09/15	1,000	1,069
2.75%, 03/13/15	950	1,012
4.38%, 07/17/15	300	339
1.75%, 09/10/15	1,000	1,031
4.75%, 01/19/16	1,206	1,392
5.25%, 04/18/16 (e)	1,000	1,180
1.50%, 09/21/16	750	749
5.13%, 10/18/16	620	734
5.50%, 08/23/17	900	1,098
3.75%, 03/27/19 (e)	980	1,107
3.53%, 09/30/19	500	507
6.75%, 09/15/29 - 03/15/31	180	271
6.25%, 07/15/32	600	872
6.00%, 04/16/37	100	103

		30,595
Federal National Mortgage Association - 1.8% (v)
Federal National Mortgage Association
0.50%, 10/30/12	316	317
0.55%, 11/01/12	500	500
2.00%, 04/19/13 - 11/30/15	750	751
1.75%, 05/07/13	754	769
1.50%, 06/26/13 (e)	525	535
1.25%, 08/20/13 - 10/28/14	979	990
1.00%, 09/20/13 - 06/27/14	2,400	2,410
4.63%, 10/15/13 - 10/15/14	1,050	1,157
0.88%, 11/08/13	500	500
0.75%, 12/18/13	1,093	1,098
2.75%, 02/05/14 (e)	900	947
2.75%, 03/13/14	1,276	1,345
2.50%, 05/15/14	675	708
1.13%, 06/27/14	1,000	1,015
1.50%, 09/08/14	500	511
2.63%, 11/20/14	1,000	1,060
5.00%, 04/15/15 - 09/01/35	2,528	2,902
4.38%, 10/15/15 (e)	390	442
1.63%, 10/26/15	1,383	1,418
1.55%, 10/27/15	350	350
2.20%, 07/05/16	500	502
4.88%, 12/15/16	500	587
0.00%,06/01/17 (j)	1,085	986
5.38%, 04/11/22	50	51

	Shares/Par (p)	Value
5.78%, 06/07/22	250	258
6.25%, 05/15/29	471	668
7.13%, 01/15/30	495	757
7.25%, 05/15/30	540	843
6.63%, 11/15/30	631	938
6.00%, 04/18/36	300	346
Principal Only, 0.00%,10/09/19 (j)	680	517

		26,178
Municipals - 1.1%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	520
Bay Area Toll Authority, 6.26%, 04/01/49	200	260
Chicago Transit Authority, 6.90%, 12/01/40	500	600
City of New York
5.97%, 03/01/36	200	240
5.52%, 10/01/37	100	113
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	339
Cook County, Illinois, 6.23%, 11/15/34	200	231
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	453
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	223
Dallas County Hospital District, 5.62%, 08/15/44	300	367
Dallas Independent School District, 6.45%, 02/15/35	300	357
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	509
4.70%, 05/01/16	500	523
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	200	253
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	284
6.57%, 07/01/45	400	519
Los Angeles Unified School District, 5.75%, 07/01/34	300	337
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	223
Metropolitan Transportation Authority, Transit Revenue, RB
6.55%, 11/15/31	200	239
6.65%, 11/15/39	150	185
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	414
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp), 7.43%, 02/15/29	200	241
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	669
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	95	100
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance
Authority, 6.01%, 06/15/42	200	255
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	590
New York Dromitory Authority, RB, 5.60%, 03/15/40	200	239
New York, NJ, Port Authority Revenue, 6.04%, 12/01/29	200	242
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	451

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Oregon State Department of Transportation, 5.83%, 11/15/34	300	369
State of California
5.75%, 03/01/17	500	562
7.63%, 03/01/40	300	370
7.60%, 11/01/40	300	371
State of California Various Purpose Bond, 7.50%, 04/01/34	500	602
State of Connecticut, 5.09%, 10/01/30	250	269
State of Connecticut, Ad Valorem Property Tax,
GO, 5.85%, 03/15/32	200	241
State of Georgia, GO, 4.50%, 11/01/25	300	338
State of Illinois
4.96%, 03/01/16	500	528
5.10%, 06/01/33	700	633
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	450
State of Texas
5.52%, 04/01/39	465	582
4.68%, 04/01/40	400	446
University of California, 6.55%, 05/15/48	300	362

		16,104
Sovereign - 1.8%
Brazilian Government International Bond
7.88%, 03/07/15 (e)	565	665
6.00%, 01/17/17	500	571
5.88%, 01/15/19	700	803
10.13%, 05/15/27 (e)	235	371
7.13%, 01/20/37	455	581
11.00%, 08/17/40 (e)	300	397
Canadian Government Bond, 2.38%, 09/10/14 (e)	500	526
Chile Government International Bond, 5.50%, 01/15/13	100	105
Colombia Government International Bond
10.75%, 01/15/13 (e)	400	444
8.13%, 05/21/24 (e)	400	530
Eksportfinans ASA, 5.50%, 06/26/17	500	592
Export Development Canada
1.50%, 05/15/14 (e)	400	410
2.25%, 05/28/15 (e)	200	210
Federal Republic of Brazil, 12.25%, 03/06/30	220	400
Financement-Quebec, 5.00%, 10/25/12	100	105
Hungary Government International Bond
4.75%, 02/03/15	250	245
6.38%, 03/29/21 (e)	600	584
Hydro Quebec
8.00%, 02/01/13	250	274
7.50%, 04/01/16	100	124
9.40%, 02/01/21	250	383
Israel Government AID Bond, 5.50%, 04/26/24	142	181
Israel Government International Bond
4.63%, 06/15/13	75	78
7.25%, 12/15/28	200	250
Italy Government International Bond
4.38%, 06/15/13 (e)	500	501
4.50%, 01/21/15	1,000	988
6.88%, 09/27/23	450	443
5.38%, 06/15/33	500	457
Japan Finance Corp.
2.88%, 02/02/15	500	529
2.50%, 05/18/16 (e)	500	522
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	500	556
Mexico Government International Bond 6.38%, 01/16/13 (e)	339	358

	Shares/Par (p)	Value
5.88%, 01/15/14	250	270
6.63%, 03/03/15	93	105
5.63%, 01/15/17	750	835
5.13%, 01/15/20 (e)	600	650
8.30%, 08/15/31	300	428
7.50%, 04/08/33	250	331
6.75%, 09/27/34	300	369
Panama Government International Bond
5.20%, 01/30/20	200	219
6.70%, 01/26/36	400	484
Peru Government International Bond, 7.13%, 03/30/19 (e)	200	242
Poland Government International Bond, 5.13%, 04/21/21 (e)	400	399
Poland Government Treasury International Bond, 5.00%, 10/19/15	250	264
Province of British Columbia, Canada
2.85%, 06/15/15	200	213
6.50%, 01/15/26	70	97
Province of Manitoba, 2.63%, 07/15/15	500	528
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	293
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	376
Province of Ontario, Canada
1.88%, 11/19/12 (e)	700	710
4.10%, 06/16/14 (e)	500	541
2.70%, 06/16/15 (e)	300	315
5.45%, 04/27/16	750	881
4.40%, 04/14/20 (e)	200	228
Province of Quebec, Canada
4.60%, 05/26/15	500	561
7.50%, 07/15/23	100	143
7.13%, 02/09/24 (e)	250	350
Republic of Colombia, 11.75%, 02/25/20	300	460
Republic of Korea
5.13%, 12/07/16	150	162
5.63%, 11/03/25	250	287
Republic of Peru, 6.55%, 03/14/37 (e)	250	290
Republic of South Africa Government Bond, 5.50%, 03/09/20	200	219
South Africa Government International Bond, 6.50%, 06/02/14 (e)	200	222
Svensk Exportkredit AB, 5.13%, 03/01/17	200	231
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,209
5.25%, 09/15/39	500	640

		26,735
U.S. Treasury Securities - 33.7%
U.S. Treasury Bond
11.25%, 02/15/15	667	906
10.63%, 08/15/15	370	511
9.25%, 02/15/16	367	501
7.25%, 05/15/16 - 08/15/22	1,956	2,701
7.50%, 11/15/16	640	849
8.75%, 05/15/17 - 08/15/20	2,455	3,764
8.88%, 08/15/17 - 02/15/19 (e)	1,240	1,834
9.13%, 05/15/18 (e)	315	472
9.00%, 11/15/18	800	1,214
8.13%, 08/15/19 - 08/15/21	2,338	3,599
8.50%, 02/15/20	926	1,427
7.88%, 02/15/21	946	1,443
8.00%, 11/15/21 (e)	1,786	2,789
7.13%, 02/15/23	1,174	1,771
6.25%, 08/15/23 - 05/15/30	2,310	3,387
7.50%, 11/15/24 (e)	500	795

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
7.63%, 02/15/25	739	1,190
6.88%, 08/15/25	410	628
6.00%, 02/15/26	1,800	2,577
6.75%, 08/15/26	330	506
6.50%, 11/15/26	660	995
6.63%, 02/15/27	545	833
6.38%, 08/15/27	694	1,044
6.13%, 11/15/27	1,495	2,202
5.50%, 08/15/28	727	1,015
5.25%, 11/15/28 - 02/15/29	1,635	2,231
5.38%, 02/15/31	1,000	1,406
4.50%, 02/15/36 - 08/15/39	7,193	9,366
4.75%, 02/15/37	1,645	2,209
5.00%, 05/15/37	1,256	1,749
4.38%, 02/15/38 - 05/15/41	12,203	15,708
3.50%, 02/15/39	2,122	2,359
4.25%, 05/15/39 (e)	2,601	3,273
4.63%, 02/15/40	3,560	4,757
3.88%, 08/15/40	3,789	4,502
4.25%, 11/15/40	3,774	4,772
3.75%, 08/15/41 (e)	1,500	1,746
U.S. Treasury Note
1.38%, 09/15/12 - 11/30/15	25,989	26,388
0.38%, 09/30/12 - 07/31/13	13,621	13,650
4.25%, 09/30/12 - 11/15/17	14,440	15,942
3.88%, 10/31/12 - 05/15/18	5,816	6,271
4.00%, 11/15/12 - 08/15/18	7,951	8,835
0.50%, 11/30/12 - 11/15/13	10,176	10,216
3.38%, 11/30/12 - 11/15/19	7,621	8,369
1.13%, 12/15/12 - 06/15/13	5,158	5,222
0.63%, 12/31/12 - 07/15/14	12,839	12,912
3.63%, 12/31/12 - 02/15/21	15,050	17,142
2.88%, 01/31/13	1,059	1,096
2.75%, 02/28/13 - 02/15/19	8,657	9,300
0.75%, 03/31/13 - 06/15/14	12,545	12,657
2.50%, 03/31/13 - 06/30/17	9,852	10,498
1.75%, 04/15/13 - 07/31/15	9,995	10,326
3.13%, 04/30/13 - 05/12/21 (e)	9,032	9,816
3.50%, 05/31/13 - 05/15/20	8,558	9,663
1.00%, 07/15/13 - 08/31/16	8,006	8,084
3.38%, 07/31/13 (e)	1,756	1,855
0.13%, 08/31/13 (e)	3,000	2,993
3.13%, 08/31/13 - 05/15/19	14,300	15,653
2.00%, 11/30/13 - 04/30/16	6,616	6,926
1.50%, 12/31/13 - 08/31/18	12,089	12,349
1.25%, 02/15/14 - 10/31/15	10,948	11,183
1.88%, 02/28/14 - 10/31/17	10,489	10,910
1.88%, 04/30/14 - 09/30/17 (e)	9,300	9,655
4.75%, 05/15/14 - 02/15/41	8,128	10,063
2.25%, 05/31/14 - 11/30/17	10,020	10,588
2.63%, 06/30/14 - 11/15/20	26,960	28,846
0.50%, 08/15/14	2,000	2,005
2.38%, 08/31/14 - 06/30/18	21,048	22,331
2.13%, 11/30/14 - 02/29/16	10,164	10,713
4.13%, 05/15/15	1,933	2,177
1.25%, 08/31/15 (e)	2,800	2,865
4.50%, 11/15/15 - 02/15/16	3,510	4,058
9.88%, 11/15/15	447	614
5.13%, 05/15/16	1,299	1,551
1.75%, 05/31/16 (e)	2,100	2,184
3.25%, 05/31/16 - 03/31/17	8,177	9,100
3.25%, 06/30/16 (e)	1,500	1,665
4.88%, 08/15/16	1,307	1,554
3.00%, 08/31/16 - 02/28/17	5,563	6,120
4.63%, 11/15/16 - 02/15/17	2,741	3,244
2.75%, 11/30/16 (e)	2,039	2,218

	Shares/Par (p)	Value
4.50%, 05/15/17 (e)	1,294	1,534
2.88%, 03/31/18 (e)	1,834	2,013
2.25%, 07/31/18 (e)	82	87
3.75%, 11/15/18	3,165	3,661
2.13%, 08/15/21 (e)	2,000	2,035
6.13%, 08/15/29	599	898

		493,066
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.6%
Federal Home Loan Bank - 0.1%
Federal Home Loan Bank, 5.00%, 11/17/17	855	1,029
Federal Home Loan Mortgage Corp. - 9.7%
Federal Home Loan Mortgage Corp.
2.13%, 09/21/12	868	883
6.50%, 06/01/14 - 03/01/39	4,407	4,906
7.00%, 08/01/15 - 08/01/37	331	378
6.00%, 12/01/16 - 05/01/40	14,158	15,592
5.00%, 09/01/17 - 04/01/40	22,111	23,812
4.50%, 01/01/18 - 06/01/41	32,312	34,350
5.50%, 01/01/18 - 10/01/39	23,094	25,104
4.00%, 04/01/19 - 04/01/41	20,795	21,866
3.50%, 10/01/25 - 10/01/40	5,125	5,336
7.50%, 11/01/31 - 04/01/32	177	206
5.79%, 01/01/37 (i)	47	51
6.07%, 01/01/37 (i)	164	178
5.63%, 02/01/37 (i)	276	299
4.00%, 10/15/40, TBA (g)	1,300	1,361
4.50%, 10/15/40, TBA (g)	3,700	3,913
5.00%, 10/15/40, TBA (g)	3,200	3,431

		141,666
Federal National Mortgage Association - 16.6%
Federal National Mortgage Association
4.75%, 11/19/12	20	21
5.00%, 02/01/13 - 05/01/41	35,640	38,541
5.50%, 12/01/13 - 06/01/40	32,374	35,298
1.25%, 02/27/14	961	978
0.60%, 03/06/14	1,000	997
1.50%, 03/28/14	500	503
1.11%, 04/29/14	750	750
0.88%, 08/28/14	1,500	1,509
0.85%, 09/12/14	750	747
6.00%, 01/01/16 - 07/01/40	23,336	25,709
6.50%, 09/01/16 - 03/01/40	7,584	8,456
5.25%, 09/15/16	900	1,072
4.50%, 02/01/18 - 07/01/41	47,188	50,260
4.00%, 07/01/18 - 03/01/41	36,363	38,277
3.50%, 09/01/25 - 02/01/41	10,899	11,347
7.00%, 02/01/31 - 04/01/39	1,024	1,176
2.41%, 05/01/35 (i)	167	176
2.59%, 05/01/35 (i)	61	64
2.53%, 10/01/35 (i)	331	349
0.00%,11/01/35	—	—
5.34%, 02/01/37 (i)	29	31
5.45%, 02/01/37 (i)	324	345
5.60%, 02/01/37 (i)	201	217
5.62%, 04/01/37 (i)	73	78
5.80%, 04/01/37 (i)	528	562
7.50%, 11/01/37	39	45
5.38%, 01/01/38 (i)	517	554
5.65%, 03/01/38 (i)	610	655
4.39%, 07/01/39 (i)	1,709	1,828
3.82%, 12/01/39 (i)	547	574
3.68%, 02/01/40 (i)	1,352	1,419
3.35%, 03/01/40 (i)	737	770
4.21%, 03/01/40 (i)	753	796

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
3.13%, 06/01/40 (i)	308	319
3.24%, 07/01/40 (i)	778	813
3.57%, 08/01/40 (i)	389	408
4.00%, 10/15/40, TBA (g)	1,100	1,153
4.50%, 10/15/40, TBA (g)	7,300	7,744
5.00%, 10/15/40, TBA (g)	5,000	5,378
5.50%, 10/15/40, TBA (g)	700	760
3.32%, 12/01/40 (i)	468	489
2.86%, 01/01/41 (i)	487	503
3.44%, 02/01/41 (i)	564	586
3.65%, 05/01/41 (i)	497	520
2.51%, 07/01/41 (i)	785	806

		243,591
Government National Mortgage Association - 7.2%
Government National Mortgage Association
5.50%, 01/15/24 - 03/15/40	10,328	11,447
4.00%, 08/15/24 - 07/20/41	15,727	16,841
3.50%, 12/15/25 - 01/20/41	1,122	1,184
4.50%, 04/20/26 - 07/20/41	31,038	33,795
8.00%, 04/15/30	8	10
8.50%, 06/15/30 - 12/15/30	6	7
6.50%, 01/15/32 - 10/15/38	1,859	2,115
6.00%, 05/15/32 - 12/20/40	6,485	7,250
5.00%, 03/15/33 - 06/20/41	20,190	22,229
7.00%, 11/15/36	105	123
3.50%, 07/20/40 - 03/20/41(i)	845	891
4.50%, 10/15/40, TBA (g)	2,800	3,042
6.00%, 10/15/40, TBA (g)	500	558
2.50%, 11/20/40 - 12/20/40(i)	975	1,003
3.00%, 01/20/41 - 02/20/41(i)	1,451	1,516
5.00%, 10/15/41, TBA (g)	2,800	3,075

		105,086

Total Government and Agency Obligations (cost $1,043,270)		1,099,069

SHORT TERM INVESTMENTS - 9.6%
Investment Companies - 2.0%
JNL Money Market Fund, 0.02% (a) (h)	29,678	29,678
Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	108,768	108,768
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	1,752	1,697

		110,465

Total Short Term Investments (cost $140,198)		140,143

Total Investments - 108.6% (cost $1,515,111)		1,587,544
Total Forward Sales Commitments - (1.2)%
(proceeds $18,084)		(18,010)
Other Assets and Liabilities, Net - (6.6%)		(108,114)

Total Net Assets - 100.0%		$1,461,420

FORWARD SALES COMMITMENTS - 1.2%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 1.2%
Federal Home Loan Mortgage Corp. - 0.6%
Federal Home Loan Mortgage Corp.
4.00%, 10/15/26	$1,200	$1,262
4.50%, 10/15/26	900	955
5.00%, 10/15/26	1,000	1,073
5.50%, 10/15/40, TBA (g)	2,600	2,812

	Shares/Par (p)	Value
6.00%, 10/15/40, TBA (g)	1,900	2,081

		8,183
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association
4.50%, 10/15/25, TBA (g)	1,400	1,489
5.50%, 10/15/25, TBA (g)	700	758
5.00%, 10/15/26	800	860
3.50%, 10/15/2040	600	616
6.00%, 10/15/40, TBA (g)	3,000	3,291
6.50%, 10/15/40, TBA (g)	1,000	1,102

Government National Mortgage Association - 0.1%		8,116
Government National Mortgage Association, 4.00%, 10/15/40, TBA (g)	1,600	1,711

Total Government and Agency Obligations - 1.2% (proceeds $18,084)		$18,010

JNL/Mellon Capital Management Emerging Markets Index Fund
COMMON STOCKS - 89.5%
CONSUMER DISCRETIONARY - 7.5%
Anhanguera Educacional Participacoes SA	3	$37
ANTA Sports Products Ltd.	23	27
Arcelik A/S	5	21
AviChina Industry & Technology Co. Ltd.	52	16
B2W Compania Global Do Varejo	2	15
Bajaj Auto Ltd.	2	71
BEC World Public Co. Ltd.	26	30
Belle International Holdings Ltd.	106	183
Berjaya Sports Toto Bhd	21	28
Bosideng International Holdings Ltd.	66	14
Brilliance China Automotive Holdings Ltd. (c)	58	45
Brookfield Incorporacoes SA	7	19
BYD Co. Ltd. (c)	13	22
Cheng Shin Rubber Industry Co. Ltd.	40	83
China Dongxiang Group Co.	77	13
China Motor Corp.	15	13
Cia Hering	3	52
Cyfrowy Polsat SA (c)	6	26
Dongfeng Motor Group Co. Ltd.	68	92
Far Eastern Department Stores Co. Ltd.	24	31
Formosa International Hotels Corp.	1	15
Formosa Taffeta Co. Ltd.	20	18
Foschini Ltd.	5	54
Gafisa SA	11	31
Geely Automobile Holdings Ltd. (e)	100	22
Genting Bhd	57	160
Genting Malaysia Bhd	74	80
Giant Manufacturing Co. Ltd.	8	29
Golden Eagle Retail Group Ltd.	18	37
GOME Electrical Appliances Holdings Ltd. (e)	254	58
Great Wall Motor Co. Ltd. (e)	27	31
Grupo Elektra SA de CV	2	138
Guangzhou Automobile Group Co. Ltd.	56	54
Hankook Tire Co. Ltd.	2	64
Hengdeli Holdings Ltd.	60	21
Hero Honda Motors Ltd.	2	82
Hyundai Department Store Co. Ltd.	—	52
Hyundai Mobis	2	509
Hyundai Motor Co.	4	716
Hyundai Wia Corp. (c)	—	38

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Imperial Holdings Ltd.	4	58
Intime Department Store Group Co. Ltd.	26	28
Jollibee Foods Corp.	11	21
Kangwon Land Inc.	2	55
Kia Motors Corp.	6	379
LG Display Co. Ltd.	6	93
LG Electronics Inc.	2	132
Li Ning Co. Ltd. (e)	19	19
Lojas Renner SA	3	83
Lotte Shopping Co. Ltd.	—	85
Mahindra & Mahindra Ltd.	8	132
Mando Corp.	—	52
Maruti Suzuki India Ltd.	2	40
MRV Engenharia e Participacoes SA	7	37
Nan Kang Rubber Tire Co. Ltd.	13	21
Naspers Ltd.	10	440
Parkson Holdings Bhd	15	26
Parkson Retail Group Ltd.	37	44
PDG Realty SA Empreendimentos e Participacoes	32	103
Pick n Pay Stores Ltd.	5	24
Pou Chen Corp.	54	39
PT Astra International Tbk	55	390
Rossi Residencial SA	4	20
Ruentex Industries Ltd.	10	16
S.A.C.I. Falabella	9	70
Skyworth Digital Holdings Ltd.	48	17
Steinhoff International Holdings Ltd. (c)	27	74
Tainan Spinning Co. Ltd.	25	11
Tata Motors Ltd.	40	127
Tatung Co. Ltd. (c)	51	19
Titan Industries Ltd.	6	26
Truworths International Ltd.	11	95
Turkiye Sise ve Cam Fabrikalari A/S	11	21
TVN SA	5	20
UMW Holdings Bhd	14	29
Urbi Desarrollos Urbanos SAB DE CV (c)	14	19
Woolworths Holdings Ltd.	19	83
Woongjin Coway Co. Ltd.	1	43
Yulon Motor Co. Ltd.	22	41
Zee Entertainment Enterprises Ltd.	12	29

		6,108
CONSUMER STAPLES - 7.0%
Almacenes Exito SA	5	59
Amorepacific Corp.	—	79
Anadolu Efes Biracilik Ve Malt Sanayii AS	5	58
Arca Continental SAB de CV	9	36
Astra Agro Lestari Tbk PT	10	22
BIM Birlesik Magazalar AS	2	57
British American Tobacco Plc	3	40
Cencosud SA	25	137
Chaoda Modern Agriculture Holdings Ltd. (f)	72	13
Charoen Pokphand Foods Public Co. Ltd.	76	65
Charoen Pokphand Indonesia Tbk PT	187	50
China Agri-Industries Holdings Ltd.	42	26
China Mengniu Dairy Co. Ltd.	31	95
China Resources Enterprise Ltd.	34	113
China Yurun Food Group Ltd. (e)	34	36
Cia Cervecerias Unidas SA	3	30
Cia de Bebidas das Americas	20	595
CJ CheilJedang Corp.	—	47
Coca-Cola Femsa SAB de CV	7	61
Coca-Cola Icecek A/S	2	23
Cosan SA Industria e Comercio	3	40
CP ALL Public Co. Ltd.	56	86

	Shares/Par (p)	Value
Dabur India Ltd.	11	23
E-Mart Co. Ltd. (c)	1	152
Fomento Economico Mexicano SAB de CV	52	334
Genting Plantations Bhd	6	13
Grupo Bimbo SAB de CV	41	75
Grupo Modelo SAB de CV	16	88
Gudang Garam Tbk PT	15	86
Hengan International Group Co. Ltd.	19	148
Hindustan Unilever Ltd.	22	154
Hypermarcas SA	7	33
Indofood Sukses Makmur Tbk	111	63
ITC Ltd.	57	231
JBS SA	19	37
Kernel Holding SA (c)	1	23
Kimberly-Clark de Mexico SAB de CV	15	79
KT&G Corp.	3	186
LG Household & Health Care Ltd.	—	104
Lotte Confectionery Co. Ltd.	—	23
Magnit OAO - GDR	6	119
Marfrig Frigorificos e Comercio de Alimentos SA	4	12
Massmart Holdings Ltd.	3	43
Natura Cosmeticos SA	4	73
Perdigao SA	18	300
PPB Group Bhd	12	60
President Chain Store Corp.	14	79
Shinsegae Co. Ltd.	—	43
Shoprite Holdings Ltd.	11	155
Souza Cruz SA	10	95
Spar Group Ltd.	4	51
Tiger Brands Ltd.	5	119
Tingyi Cayman Islands Holding Corp.	54	132
Tsingtao Brewery Co. Ltd.	8	44
Uni-President Enterprises Corp.	108	138
Unilever Indonesia Tbk PT	38	70
United Spirits Ltd.	2	37
Vina Concha y Toro SA	14	25
Wal-Mart de Mexico SAB de CV	164	376
Want Want China Holdings Ltd.	150	136
Wumart Stores Inc.	14	28

		5,755
DIVERSIFIED - 0.2%
Remgro Ltd.	11	150
ENERGY - 11.8%
Adaro Energy Tbk PT	357	69
Banpu PCL	4	64
Bharat Petroleum Corp. Ltd.	2	31
Bumi Resources Tbk PT	388	84
China Coal Energy Co	102	91
China Oilfield Services Ltd.	38	48
China Petroleum & Chemical Corp.	448	431
China Shenhua Energy Co. Ltd.	91	357
CNOOC Ltd.	471	757
Coal India Ltd.	13	87
Ecopetrol SA	109	220
Energy Development Corp.	188	24
Gazprom OAO - ADR	140	1,358
Grupa Lotos SA (c)	2	13
GS Holdings Corp.	1	60
HRT Participacoes em Petroleo SA (c)	—	40
Indo Tambangraya Megah Tbk PT	10	42
IRPC PCL	257	29
Kunlun Energy Co. Ltd.	64	88
Lukoil OAO - ADR	14	683

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MOL Hungarian Oil and Gas Plc (c)	1	71
NovaTek OAO - GDR	2	264
OGX Petroleo e Gas Participacoes SA (c)	35	213
Oil & Natural Gas Corp. Ltd.	19	105
PetroChina Co. Ltd.	560	678
Petroleo Brasileiro SA	77	852
Petronas Dagangan Bhd	6	31
Polskie Gornictwo Naftowe i Gazownictwo SA	43	52
PT Tambang Batubara Bukit Asam Tbk	20	38
PTT Exploration & Production PCL	32	144
PTT Public Company Ltd.	24	197
Reliance Industries Ltd.	34	557
Rosneft Oil Co. - GDR	43	253
S-Oil Corp.	1	96
Sasol Ltd.	14	591
SK Energy Co. Ltd.	2	189
Surgutneftegaz - ADR	24	192
Tatneft - ADR	6	143
Tupras Turkiye Petrol Rafine	3	63
Ultrapar Participacoes SA	8	128
Xinao Gas Holdings Ltd.	18	58
Yanzhou Coal Mining Co. Ltd.	54	115

		9,606
FINANCIALS - 20.5%
Absa Group Ltd.	7	116
African Bank Investments Ltd.	19	79
Agile Property Holdings Ltd.	38	25
Agricultural Bank of China	503	164
Akbank T.A.S.	29	115
Alliance Financial Group Bhd	26	26
AMMB Holdings Bhd	44	79
Asya Katilim Bankasi A/S	13	14
Attijariwafa Bank	1	33
Axis Bank Ltd.	6	120
Ayala Corp.	5	32
Ayala Land Inc.	134	44
Banco de Credito e Inversiones	1	39
Banco de Oro Unibank Inc.	23	26
Banco do Brasil SA	14	181
Banco Santander Brasil SA	18	131
Banco Santander Chile	1,174	85
BanColombia SA	6	81
Bangkok Bank PCL	32	149
Bank Central Asia Tbk PT	329	285
Bank Danamon Indonesia Tbk PT	85	44
Bank Handlowy w Warszawie SA	1	20
Bank Mandiri Persero Tbk PT	258	182
Bank Millennium SA	13	18
Bank Negara Indonesia Persero Tbk PT	185	77
Bank of Ayudhya Public Co. Ltd.	42	27
Bank of China Ltd.	1,769	547
Bank of Communications Co. Ltd.	202	120
Bank of India	3	18
Bank of the Philippine Islands	35	44
Bank Pekao SA	3	117
Bank Rakyat Indonesia Persero Tbk PT	273	179
BM&F Bovespa SA	48	223
BR Malls Participacoes SA	10	103
Bradespar SA	6	99
BRE Bank SA (c)	—	29
BS Financial Group Inc. (c)	5	51
Bumiputra-Commerce Holdings Bhd	128	276
Bursa Malaysia Bhd	11	21
Canara Bank	2	20
Capital Securities Corp.	57	19

	Shares/Par (p)	Value
Cathay Financial Holding Co. Ltd.	181	205
CETIP SA	5	59
Chang Hwa Commercial Bank	100	57
China Citic Bank (c)	184	75
China Construction Bank Corp.	1,263	764
China Development Financial Holding Corp.	220	65
China Everbright Ltd.	24	26
China Life Insurance Co. Ltd.	238	504
China Merchants Bank Co. Ltd.	107	161
China Minsheng Banking Corp. Ltd.	93	57
China Overseas Land & Investment Ltd. (e)	104	149
China Pacific Insurance Group Co. Ltd.	48	138
China Resources Land Ltd. (e)	48	52
China Taiping Insurance Holdings Co. Ltd. (c)	20	39
Chinatrust Financial Holding Co. Ltd.	236	138
Chongqing Rural Commercial Bank (c)	61	19
Commercial International Bank	14	53
Compartamos SAB de CV	28	38
Corp. Financiera Colombiana SA	2	37
Corpbanca	2,424	31
Country Garden Holdings Co. (e)	114	31
Credicorp Ltd.	2	157
Cyrela Brazil Realty SA	7	46
Daewoo Securities Co. Ltd.	6	48
DGB Financial Group Inc. (c)	3	40
Discovery Holdings Ltd.	7	35
DLF Ltd.	11	48
Dongbu Insurance Co. Ltd.	1	46
Douja Promotion Groupe Addoha SA	4	34
E. Sun Financial Holding Co. Ltd.	97	48
Egyptian Financial Group-Hermes Holding	8	22
Egyptian Kuwaiti Holding Co. SAE	20	21
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	18	23
Evergrande Real Estate Group Ltd. (e)	135	41
Farglory Land Development Co. Ltd.	8	13
First Financial Holding Co. Ltd.	135	86
FirstRand Ltd.	70	170
Franshion Properties China Ltd.	112	17
Fubon Financial Holding Co. Ltd.	122	126
Getin Holding SA (c)	9	19
Globe Trade Centre SA (c)	5	18
Growthpoint Properties Ltd.	42	92
Grupo de Inversiones Suramericana SA	6	105
Grupo Financiero Banorte SAB de CV	40	119
Grupo Financiero Inbursa SA	50	84
Guangdong Investment Ltd.	66	41
Guangzhou R&F Properties Co. Ltd. (e)	27	20
Haci Omer Sabanci Holding A/S	13	46
Hana Financial Group Inc.	5	158
HDFC Bank Ltd.	39	365
Highwealth Construction Corp.	11	18
Hong Leong Bank Bhd	12	39
Hong Leong Financial Group Bhd	6	21
Housing Development & Infrastructure Ltd. (c)	6	12
Housing Development Finance Corp.	28	364
Hua Nan Financial Holdings Co. Ltd.	103	61
Hyundai Securities Co. Ltd.	3	25
ICICI Bank Ltd.	21	367
Indiabulls Real Estate Ltd.	9	14
IndusInd Bank Ltd.	4	22
Industrial & Commercial Bank of China	1,598	772
Industrial Bank of Korea	4	47
Infrastructure Development Finance Co. Ltd.	26	58
Investec Ltd.	7	37
Kasikornbank Public Co. Ltd.	41	156
KB Financial Group Inc.	10	324

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
KGI Securities Co. Ltd.	80	28
Komercni Banka AS	—	69
Korea Exchange Bank	6	38
Korea Investment Holdings Co. Ltd.	1	30
Korea Life Insurance Co. Ltd.	4	19
Kotak Mahindra Bank Ltd.	7	67
Krung Thai Bank Plc	74	37
KWG Property Holding Ltd.	39	14
Liberty Holdings Ltd.	3	30
LIC Housing Finances Ltd.	8	34
Longfor Properties Co. Ltd. (e)	35	34
LSR Group - GDR	7	22
Malayan Banking Bhd	88	220
Mega Financial Holdings Co. Ltd.	217	149
Metropolitan Bank & Trust Co.	21	32
Mirae Asset Securities Co. Ltd.	1	15
MMI Holdings Ltd.	27	56
Multiplan Empreendimentos Imobiliarios SA	2	33
National Societe Generale Bank SAE	3	10
Nedbank Group Ltd.	5	84
OTP Bank Rt	6	90
PICC Property & Casualty Co. Ltd.	62	66
Ping an Insurance Group Co. of China Ltd.	47	260
Polaris Securities Co. Ltd. (f)	58	38
Poly Hong Kong Investments Ltd. (e)	54	16
Porto Seguro SA	3	27
Powszechna Kasa Oszczednosci Bank Polski SA	15	151
Powszechny Zaklad Ubezpieczen SA	1	130
Public Bank Bhd	25	97
Redefine Properties Ltd.	71	71
Reliance Capital Ltd.	3	18
Renhe Commercial Holdings Co. Ltd.	278	30
RHB Capital Bhd	14	31
RMB Holdings Ltd.	19	59
RMI Holdings	22	34
Ruentex Development Co. Ltd.	14	14
Rural Electrification Corp. Ltd.	8	29
Samsung Card Co. Ltd.	1	39
Samsung Fire & Marine Insurance Co. Ltd.	1	175
Samsung Life Insurance Co. Ltd.	1	106
Samsung Securities Co. Ltd.	1	55
Sanlam Ltd.	44	147
Sberbank of Russia - ADR	62	530
Shimao Property Holdings Ltd.	43	32
Shin Kong Financial Holding Co. Ltd. (c)	143	42
Shinhan Financial Group Co. Ltd.	11	395
Shriram Transport Finance Co. Ltd.	3	42
Shui On Land Ltd.	78	19
Siam Commercial Bank Public Co. Ltd.	44	147
Sino-Ocean Land Holdings Ltd. (e)	91	29
SinoPac Financial Holdings Co. Ltd.	145	46
SM Investments Corp.	4	53
SM Prime Holdings Inc.	148	41
Soho China Ltd.	58	37
SP Setia Berhad	34	41
Standard Bank Group Ltd.	31	354
State Bank of India Ltd.	2	60
Sul America SA	3	24
Taishin Financial Holding Co. Ltd.	126	48
Taiwan Business Bank (c)	66	19
Taiwan Cooperative Bank	93	56
Talaat Moustafa Group (c)	26	16
Turkiye Garanti Bankasi AS	58	225
Turkiye Halk Bankasi AS	8	54
Turkiye Is Bankasi SA	38	99

	Shares/Par (p)	Value
Turkiye Vakiflar Bankasi T.A.O.	19	37
UEM Land Holdings Bhd (c)	30	16
Unitech Ltd. (c)	37	20
VTB Bank OJSC - GDR	38	158
Woori Finance Holdings Co. Ltd.	9	76
Yapi ve Kredi Bankasi AS (c)	21	47
Yuanta Financial Holding Co. Ltd. (c)	165	83
Yuexiu Property Co. Ltd. (c)	152	20

		16,751
HEALTH CARE - 1.1%
Amil Participacoes SA	3	29
Aspen Pharmacare Holdings Ltd.	7	78
Celltrion Inc.	2	64
China Shineway Pharmaceutical Group Ltd.	10	12
Cipla Ltd.	9	50
Diagnosticos da America SA	6	49
Dr. Reddy’s Laboratories Ltd.	3	81
Gedeon Richter Rt	—	49
Kalbe Farma Tbk PT	118	43
Life Healthcare Group Holdings Ltd.	19	46
Lupin Ltd.	4	38
Netcare Ltd.	24	38
Odontoprev SA	2	34
Piramal Healthcare Ltd.	2	14
Ranbaxy Laboratories Ltd.	3	36
Shandong Weigao Group Medical Polymer Co. Ltd.	40	45
Sihuan Pharmaceutical Holdings Group Ltd.	47	17
Sinopharm Group Co. Ltd.	20	54
Sun Pharmaceutical Industries Ltd.	8	75
Yuhan Corp.	—	19

		871
INDUSTRIALS - 6.2%
Aboitiz Equity Ventures Inc.	49	42
Adani Enterprises Ltd.	6	63
Aditya Birla Nuvo Ltd.	1	23
Air China Ltd.	52	36
AirAsia BHD	33	31
Alfa SAB de CV	8	78
All America Latina Logistica SA	11	51
Alliance Global Group Inc.	107	23
Barloworld Ltd.	5	40
Beijing Capital International Airport Co. Ltd.	54	22
Beijing Enterprises Holdings Ltd.	13	65
Berjaya Corp. Bhd	72	22
Bharat Heavy Electricals Ltd.	3	101
Bidvest Group Ltd.	9	163
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	33	37
China Airlines Ltd.	57	28
China Communications Constructions Co. Ltd.	111	72
China COSCO Holdings Co. Ltd. (e)	70	29
China High Speed Transmission Equipment Group Co. Ltd.	31	14
China Merchants Holdings International Co. Ltd.	28	75
China National Materials Co. Ltd.	33	12
China Railway Construction Corp. Ltd.	50	21
China Railway Group Ltd.	102	20
China Rongsheng Heavy Industries Group Holdings Ltd.	47	13
China Shipping Container Lines Co. Ltd. (c)	98	15
China Shipping Development Co. Ltd.	36	23
China Southern Airlines Co. Ltd. (c)	46	21

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
China State Construction International Holdings Ltd.	40	21
Cia de Concessoes Rodoviarias	6	142
Citic Pacific Ltd.	34	48
COSCO Pacific Ltd.	42	46
CSR Corp. Ltd.	49	17
Daelim Industrial Co. Ltd.	1	56
Daewoo Engineering & Construction Co. Ltd. (c)	3	20
Daewoo International Corp.	1	23
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	2	45
Dongfang Electric Corp. Ltd.	9	23
Dongkuk Steel Mill Co. Ltd.	1	19
Doosan Corp.	—	29
Doosan Heavy Industries and Construction Co. Ltd.	1	49
Doosan Infracore Co. Ltd. (c)	3	39
EcoRodovias Infraestrutura e Logistica SA	4	32
Empresa Brasileira de Aeronautica SA	14	88
Empresas COPEC SA	11	135
Enka Insaat ve Sanayi AS	8	20
Eva Airways Corp.	41	27
Evergreen International Storage & Transport Corp.	15	8
Evergreen Marine Corp. Taiwan Ltd.	35	18
Far Eastern New Century Corp	72	74
Fosun International Ltd.	48	24
Gamuda Berhad	43	38
GMR Infrastructure Ltd. (c)	31	17
Greentown China Holdings Ltd.	22	10
Grupo Aeroportuario del PacifiCo SAB de CV	13	42
Grupo Carso SAB de CV	16	37
GS Engineering & Construction Corp.	1	72
Hanjin Heavy Industries & Construction Co. Ltd. (c)	1	12
Hanjin Shipping Co. Ltd.	1	11
Hiwin Technologies Corp.	4	27
Hyundai Development Co.	1	20
Hyundai Engineering & Construction Co. Ltd.	2	84
Hyundai Glovis Co. Ltd.	—	41
Hyundai Heavy Industries	1	259
Hyundai Merchant Marine Co. Ltd.	1	24
Hyundai Mipo Dockyard Co. Ltd.	—	24
IJM Corp. Bhd	30	46
Jaiprakash Associates Ltd.	28	41
Jiangsu Expressway Co. Ltd.	34	26
KCC Corp.	—	20
KOC Holding AS	15	55
Korean Air Lines Co. Ltd.	1	33
Lan Airlines SA	3	71
Larsen & Toubro Ltd.	5	149
Localiza Rent a Car SA	3	38
Lonking Holdings Ltd.	55	18
LS Corp.	1	44
Malaysia Airports Holdings Bhd	13	22
Malaysia Marine and Heavy Engineering
Holdings Bhd	13	23
Metallurgical Corp. of China Ltd.	79	15
MISC Bhd	28	50
MMC Corp. Bhd	23	18
Mundra Port and Special Economic Zone Ltd.	11	35
Orascom Construction Industries	2	80
PLUS Expressways Bhd	37	50
Reunert Ltd.	5	35
S1 Corp.	—	19

	Shares/Par (p)	Value
Samsung C&T Corp.	3	198
Samsung Engineering Co. Ltd.	1	159
Samsung Heavy Industries Co. Ltd.	4	92
Samsung Techwin Co. Ltd.	1	42
Sany Heavy Equipment International Holdings Co. Ltd.	26	21
Shanghai Electric Group Co. Ltd.	72	28
Shanghai Industrial Holdings Ltd.	14	39
Siemens Ltd.	2	31
Sime Darby Bhd	75	198
SK Holdings Co. Ltd.	1	72
SK Networks Co. Ltd.	3	26
STX Pan Ocean Co. Ltd.	3	17
Suzlon Energy Ltd. (c)	23	17
Taiwan Glass Industrial Corp.	24	27
TAV Havalimanlari Holding A/S (c)	5	19
Teco Electric and Machinery Co. Ltd.	44	24
Thai Airways International PCL	18	11
Turk Hava Yollari AO (c)	13	18
U-Ming Marine Transport Corp.	12	17
United Tractors Tbk PT	42	104
Walsin Lihwa Corp.	83	25
Wan Hai Lines Ltd.	30	14
Weichai Power Co. Ltd. (e)	10	45
Yang Ming Marine Transport Corp.	39	15
Zhejiang Expressway Co. Ltd.	40	24
Zhuzhou CSR Times Electric Co. Ltd.	12	20

		5,052
INFORMATION TECHNOLOGY - 11.9%
Acer Inc.	63	76
Advanced Semiconductor Engineering Inc.	117	100
Advantech Co. Ltd.	7	18
Alibaba.com Ltd.	33	30
Asseco Poland SA	2	21
Asustek Computer Inc.	17	127
AU Optronics Corp.	185	74
Catcher Technology Co. Ltd.	13	74
Cheng Uei Precision Industry Co. Ltd.	10	22
Chicony Electronics Co. Ltd.	11	18
Chimei Innolux Corp. (c)	127	51
Chunghwa Picture Tubes (c)	112	8
Cielo SA	7	148
Clevo Co.	12	20
CMC Magnetics Corp. (c)	74	14
Compal Electronics Inc.	119	108
Coretronic Corp.	18	14
Delta Electronics Inc.	44	103
E. Ink Holdings Inc.	20	41
Epistar Corp.	19	33
Everlight Electronics Co. Ltd.	9	15
Foxconn Technology Co. Ltd.	17	54
HannStar Display Corp. (c)	127	8
HCL Technologies Ltd.	4	37
HON HAI Precision Industry Co. Ltd.	239	533
HTC Corp.	19	417
Hynix Semiconductor Inc.	13	237
Infosys Technologies Ltd.	11	574
Inotera Memories Inc. (c)	53	11
Inventec Co. Ltd.	50	18
Kinsus Interconnect Technology Corp.	7	23
Largan Precision Co. Ltd.	3	69
Lenovo Group Ltd.	150	100
LG Innotek Co. Ltd.	—	12
Lite-On Technology Corp.	51	46
Macronix International Co., Ltd.	82	29

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MediaTek Inc.	28	304
Motech Industries Inc.	8	13
MStar Semiconductor Inc.	9	47
Nan Ya Printed Circuit Board Corp.	5	13
Nanya Technology Corp. (c)	48	6
NCSoft Corp.	—	107
NHN Corp. (c)	1	209
Novatek Microelectronics Corp.	13	30
Pegatron Corp.	42	39
Phison Electronics Corp.	3	14
Powerchip Technology Corp. (c)	151	8
Powertech Technology Inc.	18	38
Qisda Corp.	45	12
Quanta Computer Inc.	61	117
Realtek Semiconductor Corp.	11	18
Redecard SA	8	113
Richtek Technology Corp.	4	19
Samsung Electro-Mechanics Co. Ltd.	1	90
Samsung Electronics Co. Ltd.	3	2,013
Samsung SDI Co.	1	82
Satyam Computer Services Ltd.	17	24
Semiconductor Manufacturing International Corp. (c)	508	25
Seoul Semiconductor Co.	1	14
Siliconware Precision Industries Co.	73	71
Simplo Technology Co. Ltd.	6	37
Sino-American Silicon Products Inc.	9	15
SK C&C Co. Ltd.	—	46
Synnex Technology International Corp.	32	69
Taiwan Semiconductor Manufacturing Co. Ltd.	645	1,452
Tata Consultancy Services Ltd.	12	255
Tencent Holdings Ltd.	27	552
Totvs SA	3	47
TPK Holding Co. Ltd. (c)	2	37
Transcend Information Inc.	5	10
Tripod Technology Corp.	11	29
Unimicron Technology Corp.	32	45
United Microelectronics Corp.	347	128
Vanguard International Semiconductor Corp.	23	8
Winbond Electronics Corp. (c)	75	15
Wintek Corp.	37	29
Wipro Ltd.	13	87
Wistron Corp.	48	54
WPG Holdings Co. Ltd.	33	38
Young Fast Optoelectronics Co. Ltd.	3	8

		9,670
MATERIALS - 12.1%
ACC Ltd.	1	31
African Rainbow Minerals Ltd.	3	66
Aluminum Corp. of China Ltd.	96	41
Ambuja Cements Ltd.	16	49
Aneka Tambang Tbk PT	80	13
Angang Steel Co. Ltd.	30	16
Anglo Platinum Ltd. (e)	2	110
AngloGold Ashanti Ltd.	10	415
Anhui Conch Cement Co. Ltd.	31	84
ArcelorMittal South Africa Ltd.	5	33
Asia Cement Corp.	47	48
Asian Paints Ltd.	1	48
Aveng Ltd.	9	40
BBMG Corp.	30	22
CAP SA	2	59
Cementos Argos SA	7	41
Cheil Industries Inc.	1	82
China Blue Chemical Ltd.	48	37

	Shares/Par (p)	Value
China Molybdenum Co. Ltd.	32	13
China National Building Material Co. Ltd.	72	61
China Petrochemical Development Corp.	45	48
China Resources Cement Holdings Ltd.	54	36
China Shanshui Cement Group Ltd.	46	31
China Steel Corp.	303	295
China Zhongwang Holdings Ltd.	40	14
Cia de Minas Buenaventura SA - ADR	5	189
Cia Siderurgica Nacional SA	19	145
Dongyue Group	22	11
Duratex SA	6	28
Empresas COPEC SA	28	95
Eregli Demir ve Celik Fabrikalari TAS	15	25
Eternal Chemical Co. Ltd.	21	16
Feng Hsin Iron & Steel Co.	13	22
Fibria Celulose SA	5	41
Formosa Chemicals & Fibre Corp.	77	198
Formosa Petrochemical Corp.	27	74
Formosa Plastics Corp.	106	279
Fushan International Energy Group Ltd.	76	25
Gold Fields Ltd.	19	291
Grupo Mexico SAB de CV	102	242
Hanwha Chem Corp.	2	45
Hanwha Corp.	1	32
Harmony Gold Mining Co. Ltd	10	113
Hidili Industry International Development Ltd.	28	8
Hindalco Industries Ltd.	29	78
Honam Petrochemical Corp.	—	86
Huabao International Holdings Ltd. (e)	49	40
Hyosung Corp.	1	26
Hyundai Hysco	1	33
Hyundai Steel Co.	1	101
Impala Platinum Holdings Ltd.	13	268
Indorama Ventures PCL	37	32
Industrias Penoles SAB de CV	3	128
International Nickel Indonesia Tbk PT	60	20
Inversiones Argos SA	7	66
IOI Corp.	89	128
Jastrzebska Spolka Weglowa SA (c)	1	26
Jiangxi Copper Co. Ltd.	34	59
Jindal Steel & Power Ltd.	10	98
JSW Steel Ltd.	2	29
KGHM Polska Miedz SA	4	155
Kingboard Chemical Holdings Ltd.	16	42
Korea Kumho Petrochemical	—	40
Korea Zinc Co. Ltd.	—	51
KP Chemical Corp.	1	16
Kuala Lumpur Kepong Bhd	12	77
Kumba Iron Ore Ltd. (e)	2	105
Kumba Resources Ltd.	4	77
Lafarge Malayan Cement Bhd	12	24
LCY Chemical Corp.	11	16
Lee & Man Paper Manufacturing Ltd.	47	16
LG Chem Ltd.	4	445
Maanshan Iron & Steel	52	11
Mechel OAO - ADR	4	40
Mexichem SAB de CV	19	56
Minera Frisco SAB de CV (c) (e)	16	54
Minmetals Resources Ltd. (c)	40	15
MMC Norilsk Nickel - ADR	16	339
MMX Mineracao e Metalicos SA (c)	7	24
Nan Ya Plastics Corp.	126	271
Nine Dragons Paper Holdings Ltd. (e)	44	22
Northam Platinum Ltd.	5	21
NOVOLIPETSK STEEL - GDR	2	45
OCI Co. Ltd.	—	67

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Petronas Chemicals Group Bhd	59	103
Polski Koncern Naftowy ORLEN SA (c)	9	103
Polymetal JSC - GDR (c)	5	72
POSCO Inc.	2	531
Pretoria Portland Cement Co. Ltd.	14	40
PT Indocement Tunggal Prakarsa Tbk	38	59
PTT Aromatics & Refining Public Co. Ltd.	29	22
PTT Chemical PCL	9	30
Sappi Ltd. (c)	14	40
Semen Gresik Persero Tbk PT	75	70
Sesa Goa Ltd.	9	37
Severstal OAO - GDR	6	67
Siam Cement PCL	8	78
Sinochem Hong Kong Holding Ltd.	62	16
Sinopec Shanghai Petrochemical Co. Ltd.	64	23
Southern Copper Corp.	5	115
Steel Authority of India Ltd.	8	18
Sterlite Industries India Ltd.	34	79
Synthos SA	17	19
Taiwan Cement Corp.	83	88
Taiwan Fertilizer Co. Ltd.	18	44
Tata Steel Ltd.	8	67
Thai Oil Public Co. Ltd.	21	34
TSRC Corp.	13	28
Tung Ho Steel Enterprise Corp.	21	19
Ultratech Cement Ltd.	2	41
United Phosphorus Ltd.	7	18
Uralkali - GDR	8	256
Usinas Siderurgicas de Minas Gerais SA	5	51
Vale SA	33	737
Zhaojin Mining Industry Co. Ltd.	23	38
Zijin Mining Group Co. Ltd.	150	44

		9,846
TELECOMMUNICATION SERVICES - 8.3%
Advanced Info Service Public Co. Ltd.	23	94
America Movil SAB de CV	1,075	1,187
Axiata Group Bhd	70	100
China Communication Services Corp. Ltd.	52	24
China Mobile Ltd.	158	1,540
China Telecom Corp. Ltd.	370	232
China Unicom Hong Kong Ltd.	156	317
Chunghwa Telecom Co. Ltd.	101	334
DiGi.Com Bhd	7	68
Egyptian Co. for Mobile Services	1	11
ENTEL Chile SA	3	49
Far EasTone Telecommunications Co. Ltd.	46	68
Globe Telecom Inc.	1	16
Indonesian Satellite Corp.	34	20
KT Corp. - ADR	3	46
LG Telecom Ltd.	5	29
Magyar Telekom Telecommunications Plc	13	28
Maroc Telecom	5	79
Maxis Bhd	60	100
Mobile Telesystems - ADR	13	164
MTN Group Ltd.	44	723
Orascom Telecom Holding SAE (c)	63	34
Philippine Long Distance Telephone Co.	1	57
Reliance Communications Ltd.	14	20
Rostelecom OJSC - ADR	6	167
Sistema JSFC - GDR	3	43
SK Telecom Co. Ltd. - ADR	5	73
Taiwan Mobile Co. Ltd. (f)	39	104
Tele Norte Leste Participacoes SA	1	15
Telecom Egypt Co.	7	16
Telefonica O2 Czech Republic AS	3	69

	Shares/Par (p)	Value
Telefonos de Mexico SAB de CV	148	110
Telekom Malaysia Bhd	26	32
Telekomunikacja Polska SA	18	93
Telekomunikasi Indonesia Tbk PT	272	232
Telemar Norte Leste SA	1	18
Telkom SA Ltd.	6	24
Tim Participacoes SA	19	89
Turk Telekomunikasyon AS	13	54
Turkcell Iletisim Hizmet AS	22	100
Vodacom Group Ltd.	10	110
XL Axiata Tbk PT	43	24
ZTE Corp.	15	44

		6,757
UTILITIES - 2.9%
Aboitiz Power Corp.	45	29
AES Gener SA	59	30
Centrais Eletricas Brasileiras SA	7	57
CEZ AS	4	166
China Gas Holdings Ltd.	80	21
China Longyuan Power Group Corp.	52	43
China Resources Power Holdings Co. Ltd.	42	63
Cia de Saneamento Basico do Estado de Sao Paulo	4	81
Cia Energetica de Minas Gerais	10	139
Colbun SA	172	43
CPFL Energia SA	5	50
Datang International Power Generation Co. Ltd. (e)	76	19
E-CL SA	13	31
EDP - Energias do Brasil SA	3	54
Empresa Nacional de Electricidad SA	95	138
Enea SA	3	12
Enersis SA	380	132
Federal Hydrogenerating Co. JSC- ADR	34	113
GAIL India Ltd.	10	82
GCL-Poly Energy Holdings Ltd. (e)	177	46
Glow Energy PCL	14	22
Huaneng Power International Inc.	80	34
Interconexion Electrica SA	10	59
Korea Electric Power Corp. (c)	7	124
Korea Gas Corp.	1	15
Manila Electric Co.	7	36
NTPC Ltd.	14	47
Perusahaan Gas Negara PT	318	95
Petronas Gas BHD	16	66
PGE SA	16	95
Power Grid Corp. of India Ltd.	29	58
Reliance Infrastructure Ltd.	3	23
Reliance Power Ltd. (c)	15	24
Tata Power Co. Ltd.	26	53
Tauron Polska Energia SA	25	38
Tenaga Nasional Bhd	68	109
Tractebel Energia SA	4	58
YTL Corp. Bhd	81	33
YTL Power International Bhd	52	27

		2,365

Total Common Stocks (cost $83,706)		72,931

PREFERRED STOCKS - 7.6%
CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SA	64	234
Hyundai Motor Co.	1	27
Hyundai Motor Co. Ltd.	1	51

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Lojas Americanas SA	8	60

		372
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	3	79
ENERGY - 1.4%
Petroleo Brasileiro SA	111	1,125
FINANCIALS - 2.6%
Banco Bradesco SA	50	738
Banco do Estado do Rio Grande do Sul	5	39
BanColombia SA	8	113
Itau Unibanco Holding SA	60	925
Itausa - Investimentos Itau SA	62	314

		2,129
INDUSTRIALS - 0.1%
Gol Linhas Aereas Inteligentes SA	3	14
TAM SA	2	30

		44
INFORMATION TECHNOLOGY - 0.3%
Samsung Electronics Co. Ltd.	1	260
MATERIALS - 2.0%
Braskem SA	4	32
Fertilizantes Fosfatados SA	3	32
Gerdau SA	21	151
Klabin SA	12	32
LG Chem Ltd.	—	15
Metalurgica Gerdau SA	7	62
Sociedad Quimica y Minera de Chile SA	2	118
Suzano Papel e Celulose SA	5	20
Usinas Siderurgicas de Minas Gerais SA	11	63
Vale SA	54	1,122

		1,647
TELECOMMUNICATION SERVICES - 0.3%
Brasil Telecom SA	6	37
Tele Norte Leste Participacoes SA	6	54
Telecomunicacoes de Sao Paolo SA	7	193

		284
UTILITIES - 0.3%
AES Tiete SA	3	31
Centrais Eletricas Brasileiras SA	7	81
Cia de Transmissao de Energia Electrica Paulista	1	18
Cia Energetica de Sao Paulo	5	69
Cia Paranaense de Energia	3	45
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2	36

		280

Total Preferred Stocks (cost $7,362)		6,220

RIGHTS - 0.0%
Daewood Securities (c) (f)	2	4
Hong Leong Bank Bhd (c) (f)	2	1
Lojas Americanas SA (c)	—	—

Total Rights (cost $0)		5

INVESTMENT COMPANIES - 0.1%
Vanguard Emerging Markets Vipers	3	91

Total Investment Companies (cost $97)		91

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 2.8%
Investment Companies - 1.7%
JNL Money Market Fund, 0.02% (a) (h)	1,347	1,347
Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	761	761
Treasury Securities - 0.2%
U.S. Treasury Bill, 0.02%, 03/08/12	$115	115

Total Short Term Investments (cost $2,223)		2,223

Total Investments - 101.3% (cost $93,388)		81,470
Other Assets and Liabilities, Net - (1.3%)		(1,075)

Total Net Assets - 100.0%		$80,395

JNL/Mellon Capital Management Global Alpha Fund
PURCHASED OPTIONS - 4.3%
U.S. 10 yr Note Call Option, Strike Price 109.00, Expiration 11/24/2011	1,012	$21,347

Total Purchased Options (cost $20,337)		21,347

SHORT TERM INVESTMENTS - 95.8%
Commercial Paper - 16.6%
Bank of Nova Scotia
0.07%, 10/17/11	$4,500	4,500
0.05%, 10/28/11	6,000	6,000
Barclays Bank Plc, 0.17%, 10/19/11	10,000	9,999
Barclays US Funding Corp., 0.25%, 10/07/11	4,500	4,500
JPMorgan Chase & Co.
0.03%, 10/17/11	10,000	10,000
0.54%, 10/19/11	6,000	6,000
Royal Bank of Scotland Plc, 0.20%, 10/24/11	5,000	4,999
Swedbank AB
0.28%, 10/19/11	6,000	5,999
0.37%, 11/28/11	6,000	5,997
Toyota Motor Credit Corp.
0.11%, 10/17/11	4,000	4,000
0.10%, 10/24/11	8,000	7,999
UBS Finance LLC, 0.14%, 10/11/11	12,000	12,000

		81,993
Federal Home Loan Bank - 10.9% (v)
Federal Home Loan Bank
0.02%,10/27/11	8,000	8,000
0.02%, 10/27/11 - 11/16/11	45,800	45,798

		53,798
Federal Home Loan Mortgage Corp. - 4.8% (v)
Federal Home Loan Mortgage Corp.
0.00%,10/25/11	13,800	13,800
0.03%, 11/28/11	9,700	9,700

		23,500
Federal National Mortgage Association - 10.4% (v)
Federal National Mortgage Association
0.01%, 10/12/11 - 11/02/11	42,000	42,000
0.02%, 11/07/11	9,000	9,000

		51,000
Investment Companies - 6.5%
JNL Money Market Fund, 0.02% (a) (h)	32,231	32,231

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Treasury Securities - 46.6%
U.S. Treasury Bill
0.02%, 10/20/11	$100,600	100,599
0.00%,11/10/11	6,000	6,000
0.00%,11/25/11	72,719	72,717
0.02%, 12/01/11	16,000	16,000
0.03%, 03/15/12	15,630	15,626
0.02%, 03/22/12 (o)	18,375	18,371

		229,313

Total Short Term Investments (cost $471,840)		471,835

Total Investments - 100.1% (cost $492,177)		493,182
Other Assets and Liabilities, Net - (0.1%)		(622)

Total Net Assets - 100.0%		$492,560

JNL/Oppenheimer Global Growth Fund
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 16.0%
Bayerische Motoren Werke AG	9	$564
Carnival Corp.	238	7,218
Grupo Televisa SA - GDR	297	5,454
Inditex SA (e)	105	8,934
Kingfisher Plc	405	1,555
Lottomatica SpA (c) (e)	118	1,838
LVMH Moet Hennessy Louis Vuitton SA	59	7,843
McDonald’s Corp.	120	10,574
McGraw-Hill Cos. Inc.	135	5,522
PPR SA	27	3,473
Shuffle Master Inc. (c)	86	721
Sony Corp. (e)	161	3,072
Tiffany & Co.	138	8,390
Tod’s SpA (e)	49	4,127
Walt Disney Co.	249	7,519
Wire & Wireless India Ltd. (c)	217	30
Zee Entertainment Enterprises Ltd.	866	2,071
Zee Learn Ltd. (c)	68	27

		78,932
CONSUMER STAPLES - 9.2%
Carlsberg A/S	42	2,483
Cia de Bebidas das Americas - ADR (e)	184	5,653
Colgate-Palmolive Co.	100	8,898
E-Mart Co. Ltd. (c)	13	3,346
Fomento Economico Mexicano SAB de CV	1,254	8,139
Grupo Modelo SAB de CV	529	2,992
Nestle SA	114	6,294
Unilever Plc	246	7,699

		45,504
ENERGY - 3.7%
Technip SA (e)	89	7,130
Total SA	116	5,132
Transocean Ltd.	96	4,593
YPF SA - ADR	36	1,235

		18,090
FINANCIALS - 14.5%
AFLAC Inc.	104	3,634
Allianz SE	69	6,444
Banco Bilbao Vizcaya Argentaria SA	703	5,821
Bank of America Corp.	378	2,312
BM&F Bovespa SA	935	4,309

	Shares/Par (p)	Value
Credit Suisse Group AG (c)	267	6,991
Dai-Ichi Life Insurance Co. Ltd. (e)	5	4,736
DLF Ltd.	513	2,271
Fidelity National Financial Inc. - Class A	175	2,659
Goldman Sachs Group Inc.	55	5,231
HSBC Holdings Plc (e)	318	2,431
Investor AB - Class B	299	5,265
Itau Unibanco Holding SA - ADR	123	1,907
Societe Generale - Class A	90	2,352
Sumitomo Mitsui Financial Group Inc. (e)	140	3,942
UBS AG (c)	579	6,619
XL Group Plc - Class A	223	4,199

		71,123
HEALTH CARE - 10.2%
Aetna Inc.	224	8,144
Allergan Inc.	22	1,844
Amgen Inc.	76	4,152
Amylin Pharmaceuticals Inc. (c)	238	2,192
Bayer AG	95	5,238
Gilead Sciences Inc. (c)	52	2,013
Mitsubishi Tanabe Pharma Corp. (e)	176	3,276
Pfizer Inc.	85	1,497
Roche Holding AG	22	3,612
Theravance Inc. (c) (e)	128	2,568
WellPoint Inc.	141	9,180
Zimmer Holdings Inc. (c)	117	6,260

		49,976
INDUSTRIALS - 11.6%
3M Co.	84	6,048
All America Latina Logistica SA	157	703
Assa Abloy AB	321	6,605
Embraer SA - ADR	192	4,860
Emerson Electric Co.	98	4,040
European Aeronautic Defence & Space Co. NV	308	8,652
Fanuc Ltd.	25	3,430
Koninklijke Philips Electronics NV (e)	231	4,136
Multiplus SA	51	733
Nidec Corp. (e)	44	3,560
Prysmian SPA	147	1,931
Siemens AG	138	12,452

		57,150
INFORMATION TECHNOLOGY - 28.0%
Adobe Systems Inc. (c)	235	5,669
Altera Corp.	303	9,558
Automatic Data Processing Inc.	123	5,820
Corning Inc.	299	3,692
eBay Inc. (c)	526	15,520
Google Inc. (c)	11	5,530
Hoya Corp. (e)	146	3,385
Infosys Technologies Ltd.	120	6,145
Intuit Inc.	214	10,131
Juniper Networks Inc. (c)	272	4,692
Keyence Corp. (e)	21	5,693
Kyocera Corp.	37	3,069
Maxim Integrated Products Inc.	313	7,294
Microsoft Corp.	321	7,981
Murata Manufacturing Co. Ltd. (e)	117	6,369
Nintendo Co. Ltd. (e)	13	1,954
SAP AG	208	10,608
Taiwan Semiconductor Manufacturing Co. Ltd.	2,478	5,577
Telefonaktiebolaget LM Ericsson	1,964	18,858

		137,545

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MATERIALS - 0.7%
Linde AG	27	3,559
TELECOMMUNICATION SERVICES - 1.4%
KDDI Corp.	1	7,091
UTILITIES - 0.8%
Fortum Oyj	172	4,040

Total Common Stocks (cost $517,916)		473,010

PREFERRED STOCKS - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Bayerische Motoren Werke AG	164	7,674

Total Preferred Stocks (cost $7,259)		7,674

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	703	104

Total Rights (cost $105)		104

SHORT TERM INVESTMENTS - 10.2%
Investment Companies- 2.1%
JNL Money Market Fund, 0.02% (a) (h)	10,189	10,189
Securities Lending Collateral - 8.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	39,478	39,478
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	375	363

		39,841

Total Short Term Investments (cost $50,042)		50,030

Total Investments - 107.8% (cost $575,322)		530,818
Other Assets and Liabilities, Net - (7.8%)		(38,625)

Total Net Assets- 100.0%		$492,193

JNL/PAM Asia ex-Japan Fund
COMMON STOCKS - 96.9%
CONSUMER DISCRETIONARY - 4.2%
Esprit Holdings Ltd.	149	$180
Genting Malaysia Bhd	944	1,027
Hankook Tire Co. Ltd.	48	1,605
Kangwon Land Inc.	13	290
Tata Motors Ltd.	644	1,146

		4,248
CONSUMER STAPLES - 4.9%
E-Mart Co. Ltd. (c)	10	2,418
Hengan International Group Co. Ltd.	155	1,234
Salim Ivomas Pratama Tbk PT (c)	6,227	808
Shinsegae Co. Ltd.	2	494

		4,954
ENERGY - 7.7%
Banpu Public Co. Ltd.	20	343
Cairn India Ltd. (c)	252	1,396
China Petroleum & Chemical Corp.	180	173
China Shenhua Energy Co. Ltd.	232	908
CNOOC Ltd.	1,959	3,150
GS Holdings Corp.	29	1,380

	Shares/Par (p)	Value
Indika Energy Tbk PT	1,826	461

		7,811
FINANCIALS - 31.0%
AIA Group Ltd.	433	1,225
Alam Sutera Realty Tbk PT	10,458	452
AMMB Holdings Bhd	474	854
Bangkok Bank PCL	363	1,717
Bank of China Ltd.	8,702	2,691
Bank Rakyat Indonesia Persero Tbk PT	1,333	873
Bumi Serpong Damai PT	7,048	689
China Construction Bank Corp.	3,757	2,273
China Pacific Insurance Group Co. Ltd.	827	2,385
China Resources Land Ltd. (e)	608	654
DBS Group Holdings Ltd. (e)	277	2,483
Global Logistic Properties Ltd. (c)	684	858
Hana Financial Group Inc.	67	1,951
Hang Seng Bank Ltd. (e)	95	1,113
Henderson Land Development Co. Ltd. (e)	387	1,737
ICICI Bank Ltd.	111	1,954
KB Financial Group Inc.	49	1,615
Longfor Properties Co. Ltd. (e)	595	591
Mahindra & Mahindra Financial Services Ltd.	82	1,095
Metropolitan Bank & Trust Co.	325	485
Perennial China Retail Trust (c)	2,573	895
Rural Electrification Corp. Ltd.	128	451
Samsung Fire & Marine Insurance Co. Ltd.	6	1,088
Wharf Holdings Ltd.	173	852
Yuanta Financial Holding Co. Ltd. (c)	841	421

		31,402
HEALTH CARE - 1.8%
Ranbaxy Laboratories Ltd.	178	1,857
INDUSTRIALS - 10.5%
COSCO Pacific Ltd.	1,292	1,429
Far Eastern New Century Corp	641	654
Hutchison Whampoa Ltd.	275	2,035
Hyundai Engineering & Construction Co. Ltd.	47	2,386
IVRCL Infrastructures & Projects Ltd.	365	260
S1 Corp.	18	835
SembCorp Industries Ltd. (e)	699	1,804
Suzlon Energy Ltd. (c)	1,000	738
Voltas Ltd.	238	537

		10,678
INFORMATION TECHNOLOGY - 19.8%
AAC Technologies Holdings Inc. (e)	1,432	3,071
Chimei Innolux Corp. (c)	3,189	1,270
HON HAI Precision Industry Co. Ltd.	1,323	2,948
HTC Corp.	45	995
Largan Precision Co. Ltd.	31	716
Mphasis Ltd.	147	1,029
Samsung Electronics Co. Ltd.	7	4,675
Shanda Games Ltd. - ADR	256	1,016
Taiwan Semiconductor Manufacturing Co. Ltd.	1,318	2,965
Wistron Corp.	1,188	1,333

		20,018
MATERIALS - 9.0%
China Resources Cement Holdings Ltd.	2,120	1,396
China Shanshui Cement Group Ltd.	1,413	956
Hindalco Industries Ltd.	493	1,312
Huabao International Holdings Ltd. (e)	2,169	1,765
POSCO Inc.	3	949
Taiwan Fertilizer Co. Ltd.	652	1,579

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Xingda International Holdings Ltd.	2,449	1,179

		9,136
TELECOMMUNICATION SERVICES - 6.0%
Axiata Group Bhd	1,368	1,956
China Mobile Ltd.	146	1,427
KT Corp.	28	841
Telekomunikasi Indonesia Tbk PT	2,120	1,808

		6,032
UTILITIES - 2.0%
China Resources Power Holdings Co. Ltd.	396	598
GVK Power & Infrastructure Ltd. (c)	1,296	416
Korea Electric Power Corp. (c)	61	1,062

		2,076

Total Common Stocks (cost $123,314)		98,212

SHORT TERM INVESTMENTS - 9.1%
Investment Companies - 2.5%
JNL Money Market Fund, 0.02% (a) (h)	2,481	2,481
Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	6,645	6,645
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	17	17

		6,662

Total Short Term Investments (cost $9,143)		9,143

Total Investments - 106.0% (cost $132,457)		107,355
Other Assets and Liabilities, Net - (6.0%)		(6,051)

Total Net Assets - 100.0%		$101,304

JNL/PAM China-India Fund
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 10.2%
BYD Co. Ltd. (c) (e)	631	$1,050
Focus Media Holding Ltd. - ADR (c) (e)	433	7,277
GOME Electrical Appliances Holdings Ltd. (e)	9,008	2,072
Mahindra & Mahindra Ltd.	503	8,220
Sun TV Network Ltd.	619	2,931
Tata Motors Ltd.	2,839	7,026

		28,576
CONSUMER STAPLES - 4.2%
Colgate-Palmolive India Ltd.	325	6,478
ITC Ltd.	1,315	5,297

		11,775
ENERGY - 15.9%
China Petroleum & Chemical Corp.	9,324	8,967
China Shenhua Energy Co. Ltd.	1,886	7,395
CNOOC Ltd.	5,693	9,154
Oil India Ltd.	171	4,723
Reliance Industries Ltd.	871	14,293

		44,532
FINANCIALS - 31.8%
Bank of Baroda	382	5,899
Bank of China Ltd.	58,296	18,026
China Pacific Insurance Group Co. Ltd.	2,241	6,460
Evergrande Real Estate Group Ltd. (e)	16,434	5,023

	Shares/Par (p)	Value
Franshion Properties China Ltd. (e)	13,910	2,171
HDFC Bank Ltd.	964	9,117
ICICI Bank Ltd.	712	12,557
Industrial & Commercial Bank of China	20,996	10,139
LIC Housing Finances Ltd.	1,341	5,758
Mahindra & Mahindra Financial Services Ltd.	540	7,232
Ping an Insurance Group Co. of China Ltd. (e)	582	3,254
Rural Electrification Corp. Ltd.	614	2,160
Sino-Ocean Land Holdings Ltd. (e)	4,107	1,308

		89,104
HEALTH CARE - 3.7%
Dr. Reddy’s Laboratories Ltd.	345	10,372
INDUSTRIALS - 2.4%
Fosun International Ltd.	4,862	2,454
Mundra Port and Special Economic Zone Ltd.	927	3,098
Sinotrans Shipping Ltd. (e)	5,125	1,130

		6,682
INFORMATION TECHNOLOGY - 11.0%
AAC Technologies Holdings Inc.	1,038	2,226
Infosys Technologies Ltd.	328	16,856
Mphasis Ltd.	470	3,288
OnMobile Global Ltd. (c)	577	700
Sohu.com Inc. (c)	101	4,854
Travelsky Technology Ltd.	6,518	2,841

		30,765
MATERIALS - 7.2%
China Resources Cement Holdings Ltd. (e)	8,494	5,593
Hindalco Industries Ltd.	2,154	5,737
Huabao International Holdings Ltd. (e)	4,018	3,270
Sterlite Industries India Ltd.	1,179	2,714
Xingda International Holdings Ltd.	6,274	3,020

		20,334
TELECOMMUNICATION SERVICES - 8.2%
China Mobile Ltd.	791	7,732
China Unicom Hong Kong Ltd. (e)	7,133	14,502
Idea Cellular Ltd. (c)	390	780

		23,014
UTILITIES - 2.7%
China Resources Power Holdings Co. Ltd.	1,896	2,862
GAIL India Ltd.	587	4,899

		7,761

Total Common Stocks (cost $331,283)		272,915

SHORT TERM INVESTMENTS - 12.8%
Investment Companies - 2.0%
JNL Money Market Fund, 0.02% (a) (h)	5,633	5,633
Securities Lending Collateral - 10.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	30,277	30,277
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	21	20

		30,297

Total Short Term Investments (cost $35,931)		35,930

Total Investments - 110.1% (cost $367,214)		308,845
Other Assets and Liabilities, Net - (10.1%)		(28,364)

Total Net Assets - 100.0%		$280,481

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/PIMCO Real Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.0%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/40 (i) (r)	$3,285	$3,361
American Home Mortgage Assets REMIC, 0.42%, 09/25/46 (i)	4,581	2,250
American Money Management Corp., 0.54%, 05/03/18 (i) (r)	496	479
Aquilae CLO Plc, 2.06%, 01/17/23 (i), EUR	2,366	2,920
ARES CLO Funds, 0.56%, 03/12/18 (i) (r)	1,249	1,211
Arran Residential Mortgages Funding Plc
2.74%, 05/16/47 (i) (r), EUR	638	854
2.74%, 11/19/47 (i) (r), EUR	8,662	11,589
2.99%, 11/19/47 (i) (r), EUR	18,700	24,930
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 07/10/17 (i)	2,900	3,051
5.89%, 07/10/44 (i)	2,000	2,156
0.41%, 06/10/49 (i) (r)	336	327
5.80%, 06/10/49 (i)	2,900	3,050
5.80%, 06/10/49 (i)	336	340
Banc of America Large Loan Inc. REMIC
1.98%, 11/15/13 (i) (r)	15,073	13,431
5.67%, 07/17/17 (i) (r)	600	655
0.74%, 08/15/29 (i) (r)	940	871
5.69%, 06/24/50 (i) (r)	1,100	1,193
Banc of America Mortgage Securities Inc. REMIC, 2.87%, 06/25/35 (i)	344	279
BCAP LLC
5.76%, 03/25/37 (r)	1,600	1,213
5.25%, 08/25/37 (r)	6,200	6,101
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.60%, 05/25/33 (i)	81	77
2.85%, 02/25/34 (i)	575	495
3.28%, 11/25/34 (i)	607	564
3.07%, 01/25/35 (i)	1,150	978
4.83%, 01/25/35 (i)	406	330
2.73%, 03/25/35 (i)	92	86
2.74%, 03/25/35 (i)	676	532
2.15%, 08/25/35 (i)	97	90
2.40%, 08/25/35 (i)	168	154
Bear Stearns Alt-A Trust REMIC
2.61%, 01/25/36 (i)	891	433
2.75%, 08/25/36 (i)	344	154
Bear Stearns Asset Backed Securities Trust REMIC, 1.23%, 08/25/37 (i)	999	597
Bear Stearns Structured Products Inc. REMIC
2.57%, 01/26/36 (i)	966	575
4.72%, 12/26/46 (i)	984	598
Capital Auto Receivables Asset Trust, 1.68%, 10/15/12 (i)	874	874
Chase Mortgage Finance Corp. REMIC, 2.76%, 02/25/37 (i)	195	166
Chevy Chase Mortgage Funding Corp. REMIC, 0.36%, 05/25/48 (i) (r)	895	354
Citibank Omni Master Trust
2.33%, 05/16/16 (e) (i) (r)	9,000	9,077
2.98%, 08/15/18 (i) (r)	4,400	4,604
Citigroup Mortgage Loan Trust Inc. REMIC
2.37%, 08/25/35 (i)	116	106
2.45%, 08/25/35 (i)	156	130
2.70%, 08/25/35 (i)	790	376
0.31%, 01/25/37 (i)	185	129

	Shares/Par (p)	Value
0.29%, 05/25/37 (i)	228	218
5.62%, 09/25/37 (i)	2,638	1,576
0.29%, 08/25/45 (i)	511	382
College Loan Corp. Trust, 0.50%, 01/25/24 (i)	800	802
Commercial Mortgage Pass Through Certificates REMIC, 3.16%, 11/10/15 (r)	6,091	6,144
Conseco Finance Securitizations Corp., 6.68%, 07/01/31	66	70
Countrywide Alternative Loan Trust REMIC, 0.40%, 05/25/47 (i)	8,166	5,029
Countrywide Asset-Backed Certificates REMIC
0.48%, 10/25/34 (i)	209	177
0.41%, 12/25/34 (i)	3,500	2,825
0.41%, 09/25/36 (i)	558	438
0.33%, 09/25/37 (i)	161	158
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.79%, 08/25/34 (i)	511	357
4.92%, 11/20/34 (i)	465	418
2.70%, 04/20/35 (i)	576	521
Credit Suisse Mortgage Capital Certificates REMIC
5.38%, 11/15/16 (r)	1,000	1,078
5.86%, 02/25/37 (i)	1,087	561
5.90%, 06/15/39 (i)	4,140	4,311
5.47%, 09/19/39 (r)	1,400	1,529
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.35%, 07/25/37 (i) (r)	297	272
CS First Boston Mortgage Securities Corp. REMIC, 2.45%, 04/25/34 (i)	615	551
Cumberland CLO Ltd., 0.52%, 11/10/19 (i) (r)	3,077	2,941
DBUBS Mortgage Trust, 3.39%, 07/10/44 (r)	16,500	16,663
Deutsche Mortgage Securities Inc., 1.49%, 06/25/47 (i) (r)	593	592
Duane Street CLO, 0.52%, 11/08/17 (i) (r)	970	915
First CLO Ltd., 0.62%, 12/14/16	744	721
First Franklin Mortgage Loan Asset Backed Certificates REMIC, 0.28%, 11/25/36 (i)	3	3
First NLC Trust REMIC, 0.30%, 08/25/37 (i) (r)	462	222
Ford Credit Auto Owner Trust, 2.73%, 05/15/13 (i)	2,072	2,081
Fosse Master Issuer Plc REMIC, 1.65%, 10/18/54 (i) (r)	8,100	8,076
Gallatin Funding Ltd., 0.54%, 08/15/17 (i) (r)	1,200	1,146
GE Capital Commercial Mortgage Corp. REMIC, 4.71%, 05/10/43	63	63
GMAC Commercial Mortgage Securities In REMIC, 5.24%, 11/10/45 (i)	2,000	2,126
Granite Master Issuer Plc
0.27%, 12/20/54 (i)	1,037	982
0.32%, 12/20/54 (i)	225	212
0.33%, 12/20/54 (i)	315	297
Granite Mortgages Plc, 1.30%, 09/20/44 (i), GBP	978	1,450
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39	4,000	4,148
GS Mortgage Securities Corp. REMIC, 4.59%, 08/12/43 (r)	4,300	4,456
GS Mortgage Securities Corp. II
1.14%, 03/06/20 (i) (r)	398	395
1.32%, 03/06/20 (i) (r)	3,100	3,079
GSR Mortgage Loan Trust REMIC, 3.00%, 01/25/35 (i)	497	419
Harborview Mortgage Loan Trust REMIC, 2.68%, 04/19/34 (i)	710	645

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Harvest CLO SA, 2.23%, 03/29/17 (i), EUR	362	464
Hillmark Funding, 0.55%, 05/21/21 (i) (r)	9,000	8,345
Holmes Master Issuer Plc, 2.68%, 10/15/54 (i) (r), EUR	9,600	12,776
HSBC Home Equity Loan Trust REMIC, 0.38%, 03/20/36 (i)	1,609	1,477
HSI Asset Securitization Corp. REMIC, 0.29%, 05/25/37 (i)	50	50
Indymac Index Mortgage Loan Trust REMIC
2.62%, 03/25/35 (i)	1,113	948
5.07%, 11/25/35 (i)	1,462	1,154
Indymac Residential Asset Backed Trust REMIC, 0.36%, 04/25/37 (i)	32	32
JPMorgan Mortgage Trust REMIC
2.73%, 08/25/35 (i)	772	557
2.79%, 08/25/35 (i)	551	460
5.38%, 09/25/35 (i)	194	175
5.31%, 07/27/37 (r)	1,231	940
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
2.81%, 07/25/35 (i)	489	437
5.79%, 02/12/51 (i)	4,000	4,312
Katonah Ltd., 0.67%, 09/20/16 (i) (r)	2,581	2,513
Landmark CDO Ltd., 0.63%, 06/01/17 (i) (r)	4,130	3,946
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	6,544
Lehman Brothers Mortgage Loan Trust REMIC, 0.32%, 06/25/37 (i) (r)	433	136
MAGI Advisors LLC, 1.83%, 04/11/21 (r), EUR	1,487	1,848
MASTR Adjustable Rate Mortgages Trust REMIC, 2.43%, 12/25/33 (i)	1,194	1,030
MASTR Asset Backed Securities Trust REMIC, 0.31%, 05/25/37 (i)	182	163
Merrill Lynch First Franklin Mortgage Loan Trust REMIC, 0.29%, 07/25/37 (i)	42	41
Merrill Lynch Mortgage Investors Inc. REMIC
2.28%, 02/25/33 (i)	271	236
2.49%, 02/25/34 (i)	550	508
MLCC Mortgage Investors Inc. REMIC, 2.42%, 10/25/35 (i)	706	585
Morgan Stanley Capital I
6.08%, 06/11/49 (i)	3,200	3,393
REMIC, 0.29%, 05/25/37 (i)	240	204
Nationstar Home Equity Loan Trust REMIC, 0.29%, 06/25/37 (i)	101	99
Nautique Funding Ltd., 0.50%, 04/15/20 (i) (r)	481	443
Navigare Funding CLO Ltd., 0.56%, 05/20/19 (i) (r)	479	458
NCUA Guaranteed Notes REMIC
0.69%, 10/07/20 (i)	3,851	3,857
0.80%, 12/08/20 (i)	4,572	4,600
Nelnet Student Loan Trust, 0.95%, 07/25/18 (i)	866	869
NYLIM Flatiron CLO Ltd., 0.49%, 08/08/20 (i) (r)	500	464
Penta CLO SA, 1.93%, 06/04/24 (i), EUR	2,614	3,124
Permanent Master Issuer Plc, 2.91%, 07/15/42 (i) (r), EUR	900	1,202
Provident Funding Mortgage Loan Trust REMIC, 2.60%, 08/25/33 (i)	398	390
RBSCF Trust REMIC
6.21%, 08/16/17 (i) (r)	1,700	1,877
5.70%, 09/16/40 (i) (r)	4,000	4,391
Residential Asset Securities Corp. REMIC, 0.34%, 02/25/30 (i)	40	40
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	191	194

	Shares/Par (p)	Value
Sequoia Mortgage Trust REMIC, 0.43%, 07/20/36 (i)	1,773	1,376
SLM Student Loan Trust
4.50%, 12/15/16 (i) (r)	5,917	5,655
0.70%, 01/25/17 (i)	3,100	3,095
0.36%, 04/25/17 (i)	170	170
1.88%, 12/15/17 (i) (r)	1,774	1,780
1.75%, 04/25/23 (i)	8,817	9,056
1.69%, 10/25/23 (i), EUR	2,700	3,304
2.35%, 04/15/39 (i) (r)	3,645	3,681
REMIC, 0.29%, 04/25/19 (i)	6,300	6,076
REMIC, 6.23%, 07/15/42 (i) (r)	4,919	4,611
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.49%, 02/25/34 (i)	888	803
5.50%, 12/25/34 (i)	1,048	937
Structured Asset Mortgage Investments Inc. REMIC, 0.89%, 10/19/34 (i)	44	36
Structured Asset Securities Corp. REMIC, 0.37%, 05/25/47 (i)	1,900	1,264
Swan, 6.10%, 04/25/41 (i), AUD	656	636
Symphony CLO Ltd., 0.53%, 05/15/19 (i) (r)	2,200	2,058
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	485	97
Thornburg Mortgage Securities Trust REMIC
0.33%, 03/25/37 (i)	1,437	1,408
0.33%, 03/25/37 (i)	716	700
Vornado DP LLC, 4.00%, 09/13/20 (r)	4,600	4,613
Wachovia Bank Commercial Mortgage Trust REMIC
0.31%, 06/15/20 (i) (r)	865	759
0.32%, 09/15/21 (i) (r)	3,074	2,966
5.09%, 08/15/41 (i)	1,000	1,061
WaMu Mortgage Pass-Through Certificates REMIC, 5.54%, 08/25/35 (i)	497	420
Washington Mutual Alternative Mortgage Pass- Through Certificates REMIC, 5.18%, 12/25/35 (i)	447	380
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.25%, 03/25/33 (i)	166	152
2.58%, 06/25/33 (i)	552	527
2.55%, 09/25/33 (i)	602	573
1.24%, 08/25/46 (i)	6,258	3,939
1.01%, 05/25/47 (i)	724	434
Wells Fargo Mortgage Backed Securities Trust REMIC
4.93%, 12/25/34 (i)	563	511
2.77%, 04/25/36 (i)	1,975	1,592
Wind River CLO Ltd., 0.68%, 12/19/16 (i) (r)	712	681
Wood Street CLO BV, 1.99%, 03/29/21 (i) (r), EUR	591	747

Total Non-U.S. Government Agency Asset- Backed Securities (cost $334,426)		322,169

CORPORATE BONDS AND NOTES - 24.7%
CONSUMER DISCRETIONARY - 0.7%
Macy’s Retail Holdings Inc., 7.45%, 07/15/17 (e)	400	472
Videotron Ltee, 6.88%, 01/15/14 (e)	848	848
Volkswagen International Finance NV, 0.82%, 10/01/12 (i) (r)	15,500	15,528

		16,848

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.8%
Wesfarmers Ltd., 2.98%, 05/18/16 (r)	18,700	18,930
ENERGY - 0.7%
Gaz Capital SA, 7.34%, 04/11/13 (r)	300	308
Gazprom Via Gaz Capital SA, 5.09%, 11/29/15 (e) (r)	1,600	1,568
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16 (e)	5,000	5,012
Petrobras International Finance Co., 3.88%, 01/27/16	8,200	8,134
Petroleos Mexicanos
5.50%, 01/21/21 (e)	1,200	1,260
6.50%, 06/02/41 (e) (r)	1,500	1,553

		17,835
FINANCIALS - 21.4%
ABN Amro Bank NV, 2.02%, 01/30/14 (e) (i) (r)	8,600	8,193
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	4,000	4,229
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	8,467
Ally Financial Inc.
3.48%, 02/11/14 (i)	11,800	10,844
3.75%, 06/20/14 (e) (i)	700	639
8.30%, 02/12/15	1,500	1,483
American Express Bank FSB, 0.37%, 05/29/12 (i)	800	797
American International Group Inc.
0.36%, 10/18/11 (i)	1,000	999
5.05%, 10/01/15	1,200	1,174
5.85%, 01/16/18	1,100	1,090
8.25%, 08/15/18	1,000	1,108
8.18%, 05/15/58 (e) (i)	4,700	4,148
ANZ National International Ltd.
6.20%, 07/19/13 (r)	2,000	2,136
0.74%, 08/19/14 (i) (r)	2,000	2,011
Australia & New Zealand Banking Group Ltd., 0.63%, 06/18/12 (i) (r)	5,000	5,003
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	3,880
Banco Santander Brazil SA
0.00%,12/28/11 (j) (r)	600	597
2.45%, 03/18/14 (i) (r)	4,900	4,739
Bank of America Corp., 5.38%, 06/15/14 (e)	600	595
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,805
Barclays Bank Plc
7.43% (callable at 100 beginning 12/15/17) (m)	200	164
6.05%, 12/04/17 (r)	2,000	1,836
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	5,812
BPCE SA, 2.38%, 10/04/13 (e) (r)	2,700	2,628
Citigroup Inc.
5.25%, 02/27/12	1,300	1,318
5.30%, 10/17/12	1,000	1,025
1.14%, 02/15/13 (e) (i)	29,100	28,690
5.50%, 04/11/13	1,200	1,235
7.38%, 06/16/14, EUR	3,600	5,102
0.55%, 11/05/14 (e) (i)	800	738
Commonwealth Bank of Australia
0.81%, 07/12/13 (i) (r)	14,700	14,693
0.86%, 06/25/14 (e) (i) (r)	3,800	3,824
0.63%, 09/17/14 (i) (r)	3,800	3,802
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	7,000	7,020
Credit Suisse New York, 1.21%, 01/14/14 (i)	20,000	19,623

	Shares/Par (p)	Value
DanFin Funding Ltd., 0.95%, 07/16/13 (i) (r)	5,800	5,798
Dexia Credit Local
0.73%, 03/05/13 (i) (r)	3,100	3,092
0.73%, 04/29/14 (i) (r)	18,700	17,611
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (e) (r)	800	818
Ford Motor Credit Co. LLC
7.25%, 10/25/11	3,150	3,155
7.80%, 06/01/12 (e)	4,350	4,458
7.50%, 08/01/12	3,300	3,366
7.00%, 10/01/13 (e)	3,800	3,990
8.00%, 06/01/14 (e)	900	954
General Electric Capital Corp.
0.35%, 09/21/12 (i)	15,200	15,203
0.35%, 12/21/12 (e) (i)	34,600	34,632
Goldman Sachs Group Inc., 1.84%, 11/15/14 (i), EUR	3,200	3,860
HSBC Finance Corp.
0.60%, 07/19/12 (e) (i)	1,200	1,189
1.81%, 04/05/13 (i), EUR	2,600	3,383
ING Bank NV
1.02%, 01/13/12 (i) (r)	7,700	7,698
1.57%, 10/18/13 (i) (r)	4,100	4,020
1.74%, 06/09/14 (e) (i) (r)	19,500	19,168
International Lease Finance Corp.
6.38%, 03/25/13 (e)	700	681
5.63%, 09/20/13 (e)	1,100	1,056
6.63%, 11/15/13	500	485
6.50%, 09/01/14 (e) (r)	1,000	1,000
6.75%, 09/01/16 (r)	900	902
7.13%, 09/01/18 (r)	1,700	1,706
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	5,300	5,373
Lehman Brothers Holdings Inc.
6.20%, 09/26/14 (c) (d)	200	48
6.88%, 05/02/18 (c) (d)	1,200	292
7.00%, 09/27/27 (c) (d)	100	24
Macquarie Bank Ltd.
2.60%, 01/20/12 (r)	900	906
4.10%, 12/17/13	27,200	29,156
Magnolia Funding Ltd., 3.00%, 04/20/17 (r), EUR	547	732
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	205
Merrill Lynch & Co. Inc.
0.56%, 06/05/12 (i)	1,000	961
6.05%, 08/15/12	16,100	16,248
2.29%, 09/27/12 (i), EUR	600	778
1.87%, 01/31/14 (i), EUR	2,200	2,605
5.45%, 07/15/14	200	196
Morgan Stanley
1.18%, 12/01/11 (i)	2,000	2,003
1.87%, 03/01/13 (i), EUR	2,100	2,659
2.79%, 05/14/13 (i)	2,600	2,514
1.84%, 11/29/13 (i), EUR	6,300	7,703
0.69%, 01/09/14 (i)	5,300	4,805
0.73%, 10/15/15 (i)	1,000	844
0.70%, 10/18/16 (i)	1,000	779
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,700	1,797
0.89%, 07/08/14 (i) (r)	1,900	1,908
NIBC Bank NV, 2.80%, 12/02/14 (e) (r)	15,100	15,819
Nordea Bank AB, 1.15%, 01/14/14 (i) (r)	16,600	16,468
Pacific Life Global Funding, 5.15%, 04/15/13 (r)	500	522
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,100
Racers Trust, 0.62%, 07/25/17 (f) (i) (r)	989	967
Royal Bank of Scotland Plc 1.45%, 10/20/11 (r)	15,300	15,309

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
3.00%, 12/09/11 (r)	1,600	1,608
0.58%, 03/30/12 (i) (r)	18,800	18,811
1.15%, 04/23/12 (i)	400	402
2.72%, 08/23/13 (i)	19,700	19,634
Santander US Debt SA Unipersonal, 1.17%, 03/30/12 (e) (i) (r)	12,700	12,607
SLM Corp.
0.48%, 10/25/11 (i)	1,400	1,398
5.38%, 01/15/13	400	400
5.05%, 11/14/14	600	579
Svenska Handelsbanken AB, 1.34%, 09/14/12 (i) (r)	4,300	4,330
Toronto-Dominion Bank, 1.63%, 09/14/16 (e) (r)	200	199
TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,591
Turkiye Garanti Bankasi AS, 2.75%, 04/20/16 (i) (r)	1,100	990
UBS AG Stamford -, 2.25%, 08/12/13	7,100	6,973
Wachovia Bank NA, 0.64%, 11/03/14 (i)	500	470
Wachovia Corp., 1.69%, 02/13/14 (i), EUR	3,200	4,136
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	1,300	1,339
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	800	800
Westpac Banking Corp.
1.10%, 03/31/14 (e) (i) (r)	10,100	10,132
3.59%, 08/14/14 (r)	4,400	4,698
0.62%, 09/10/14 (i) (r)	700	705
Westpac Securities NZ Ltd., 2.50%, 05/25/12 (r)	2,700	2,731

		530,926
HEALTH CARE - 0.2%
HCA Inc., 7.25%, 09/15/20	4,700	4,747
INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,071
INFORMATION TECHNOLOGY - 0.2%
Seagate Technology Inc., 6.38%, 10/01/11 (e)	5,000	5,000
MATERIALS - 0.1%
Dow Chemical Co., 4.85%, 08/15/12 (e)	1,000	1,030
Rexam Plc, 6.75%, 06/01/13 (r)	700	749

		1,779
TELECOMMUNICATION SERVICES - 0.4%
TDC A/S, 3.50%, 02/23/15, EUR	3,200	4,367
Telefonica Emisiones SAU, 0.59%, 02/04/13 (i)	4,641	4,463

		8,830
UTILITIES - 0.2%
NRG Energy Inc. Term Loan, 2.51%, 05/05/18 (i)	5,000	4,879

Total Corporate Bonds and Notes (cost $617,530)		610,845

GOVERNMENT AND AGENCY OBLIGATIONS - 100.3%
GOVERNMENT SECURITIES - 98.8%
Federal Home Loan Mortgage Corp. - 1.3% (v)
Federal Home Loan Mortgage Corp., 0.19%, 03/21/13 (i)	31,300	31,292
Federal National Mortgage Association - 1.2% (v)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,394
1.25%, 03/14/14	7,100	7,217
5.38%, 04/11/22	1,100	1,125

	Shares/Par (p)	Value
6.28%, 06/15/27	1,000	1,011

		30,747
Municipals - 0.3%
Illinois Student Assistance Commission, 0.73%, 04/25/17 (i)	952	949
North Carolina State Education Assistance Authority, 0.71%, 10/26/20	5,100	5,090
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	475	345
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	650
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	129

		7,163
Sovereign - 3.1%
Australia Government Bond
3.00%, 09/20/25, AUD	14,300	16,788
2.50%, 09/20/30, AUD	1,900	2,061
Canadian Government Bond
2.75%, 09/01/16, CAD	6,500	6,601
4.25%, 12/01/21, CAD	144	193
Instituto de Credito Oficial, 3.29%, 03/25/14 (i) (r), EUR	12,800	16,486
New South Wales Treasury Corp., 2.75%, 11/20/25, AUD	6,100	6,863
Societe Financement de l’Economie Francaise
2.13%, 01/30/12 (e) (r)	400	402
0.45%, 07/16/12 (i) (r)	10,600	10,617
United Kingdom Treasury Bond, 4.75%, 12/07/30, GBP	8,300	15,746

		75,757
Treasury Inflation Index Securities - 91.9%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (s), AUD	12,300	21,192
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	30,374	34,964
2.60%, 09/15/23 (n), EUR	3,273	3,550
U.S. Treasury Inflation Indexed Note
2.38%, 10/04/11 - 01/15/25 , TBA (g) (n)	151,528	189,248
2.13%, 10/12/11 - 10/12/11 , TBA (g) (n)	94,277	120,395
0.13%, 10/13/11 (n) (o)	48,465	50,074
0.13%, 10/13/11 - 04/15/16 (n)	70,046	72,371
0.63%, 10/31/11 - 07/15/21 (n)	85,894	89,651
1.38%, 10/31/11, TBA (g) (n) (o)	71,583	79,686
1.38%, 10/31/11 (n)	11,142	12,403
1.75%, 10/31/11 (n) (o)	24,437	28,309
1.75%, 10/31/11 (n)	11,992	13,892
2.50%, 12/01/11, TBA (g) (n)	27,625	35,466
2.50%, 12/01/11 - 01/15/29 (n)	67,572	86,526
3.38%, 01/15/12 (n) (o)	16,795	16,935
3.38%, 01/15/12, TBA (g) (n)	50,661	51,085
2.00%, 04/15/12 - 01/15/26 , TBA (g) (n)	147,218	164,502
2.00%, 04/15/12 - 01/15/26 (n)	162,037	167,349
3.00%, 07/15/12 , TBA (g) (n) (o)	58,240	59,878
0.63%, 04/15/13 (n) (o)	26,401	26,888
0.63%, 04/15/13 - 07/15/21 , TBA (g) (n)	28,810	29,529
1.88%, 07/15/13 - 07/15/13 , TBA (g) (n)	11,443	11,978
1.88%, 07/15/13 - 07/15/19 (n)	153,367	162,815
1.25%, 04/15/14 - 07/15/20 (n)	47,247	51,553
1.25%, 04/15/14, TBA (g) (n)	32,467	34,017
1.63%, 01/15/15, TBA (g) (n) (o)	44,625	48,021
1.63%, 01/15/15, (n)	19,170	20,628
0.50%, 04/15/15 (n)	43,994	45,777
2.00%, 01/15/16 – 01/15/26 (n) (o)	31.132	35,880

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
0.13%, 04/15/16, TBA (g) (n)	32,460	33,538
2.63%, 07/15/17 (n)	33,247	39,177
1.63%, 01/15/18 (n) (o)	20,490	22,924
1.63%, 01/15/18, TBA (g) (n)	43,267	48,408
0.01%, 01/15/21 (n)	2,014	2,198
2.38%, 01/15/25 - 01/15/25 (n)	73,002	90,175
1.75%, 01/15/28, TBA (g) (n)	35,927	41,619
3.63%, 04/15/28, TBA (g) (n) (o)	38,174	54,904
3.63%, 04/15/28, TBA (g) (n)	36,561	52,585
3.88%, 04/15/29 (n)	23,775	35,772
3.88%, 04/15/29, TBA (g) (n)	33,709	50,719
2.13%, 02/15/40 (n)	36,636	46,485
United Kingdom Inflation Linked Treasury Bond, 1.88%, 11/22/22 (n), GBP	5,820	11,229

		2,274,418
U.S. Treasury Securities - 1.0%
U.S. Treasury Note
1.50%, 08/31/18	21,500	21,604
3.13%, 05/15/21, TBA (g)	24,900	27,637

		49,241
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp.
2.11%, 07/01/36 (i)	517	543
2.26%, 09/01/36 (i)	494	519
2.60%, 10/01/36 (i)	444	471
REMIC, 0.68%, 08/15/33 (i)	7,587	7,561
REMIC, 1.45%, 10/25/44 - 02/25/45 (i)	1,222	1,219

Federal National Mortgage Association - 0.7%		10,313
Federal National Mortgage Association
4.50%, 04/01/23 - 04/01/24	7,975	8,503
2.34%, 11/01/35 (i)	153	159
5.61%, 03/01/36 (i)	320	342
5.82%, 06/01/36 (i)	128	139
REMIC, 5.00%, 02/25/17	49	49
REMIC, 1.03%, 02/25/36 (i)	255	255
REMIC, 0.29%, 07/25/37 (i)	463	444
REMIC, 0.91%, 02/25/41 (i)	7,775	7,795

		17,686
Government National Mortgage Association - 0.3%
Government National Mortgage Association REMIC, 0.53%, 03/20/37 (i)	7,029	7,002
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,321	1,460

Total Government and Agency Obligations (cost $2,505,642)		2,505,079

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	517

Total Preferred Stocks (cost $500)		517

SHORT TERM INVESTMENTS - 32.4%
Certificates of Deposit - 1.1%
Banco do Brasil NY, 1.31%, 11/15/11	$3,300	3,304
BNP Paribas SF, 0.68%, 03/02/12 (i)	6,900	6,902
Itau Unibanco NY, 1.69%, 03/02/12	17,800	17,693

		27,899

	Shares/Par (p)	Value
Federal Home Loan Bank - 1.6% (v)
Federal Home Loan Bank, 0.09%, 03/23/12	39,200	39,194
Federal Home Loan Mortgage Corp. - 20.5% (v)
Federal Home Loan Mortgage Corp., 0.09%, 03/21/12 - 03/28/12	507,600	507,527

		507,527
Federal National Mortgage Association - 2.0% (v)
Federal National Mortgage Association
0.04%, 01/06/12 - 01/17/12	40,000	39,998
0.09%, 03/28/12	8,500	8,499

		48,497
Investment Company - 0.2%
JNL Money Market Fund, 0.02% (a) (h)	5,476	5,476
Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	84,603	84,603
Treasury Securities - 3.6%
Japan Treasury Bill, 0.00%10/31/11, JPY	6,710,000	86,988
U.S. Treasury Bill, 0.02%, 03/22/12	$960	960

		87,948

Total Short Term Investments (cost $799,996)		801,144

Total Investments - 171.3% (cost $4,258,095)		4,239,754
Total Forward Sales Commitments - (1.0)% (proceeds $24,929)		(24,529)
Other Assets and Liabilities, Net - (70.3%) (o)		(1,740,798)

Total Net Assets - 100.0%		$2,474,427

FORWARD SALES COMMITMENTS - 1.0%
GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
GOVERNMENT SECURITIES - 1.0%
U.S. Treasury Securities - 1.0%
U.S. Treasury Note, 3.13%, 05/15/21 , TBA (g) $	22,100	$24,529

Total Forward Sales Commitments - 1.0% (proceeds $24,929)		$24,529

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 6.0%
Access Group Inc., 1.55%, 10/27/25 (i)	$6,398	$6,442
American Home Mortgage Investment Trust REMIC, 2.22%, 02/25/45 (i)	334	266
Amortizing Residential Collateral Trust REMIC, 0.81%, 07/25/32 (i)	15	13
Arran Residential Mortgages Funding Plc
2.49%, 05/16/47 (r), EUR	4,800	6,405
2.74%, 05/16/47 (i) (r), EUR	1,437	1,923
Asset Backed Securities Corp. Home Equity REMIC, 0.51%, 09/25/34 (i)	294	256
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 05/10/45 (i)	2,000	2,192
5.80%, 06/10/49 (i)	2,830	2,976
Banc of America Funding Corp. REMIC, 2.72%, 05/25/35 (i)	442	439

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Banc of America Large Loan Inc. REMIC, 1.98%, 11/15/13 (i) (r)	2,319	2,066
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	43	44
6.50%, 09/25/33	26	27
BCAP LLC
5.25%, 02/25/36 (r)	3,321	3,317
5.76%, 03/25/37 (r)	500	379
5.25%, 05/25/37 (r)	12,966	10,664
5.25%, 08/25/37 (r)	7,800	7,675
Bear Stearns Adjustable Rate Mortgage REMIC
3.11%, 11/25/30 (i)	3	2
2.77%, 02/25/33 (i)	13	10
5.68%, 02/25/33 (i)	11	11
2.73%, 04/25/33 (i)	70	61
2.96%, 01/25/34 (i)	277	256
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.74%, 11/25/34 (i)	1,343	1,059
3.28%, 11/25/34 (i)	390	363
2.73%, 03/25/35 (i)	3,179	2,996
Bear Stearns Alt-A Trust REMIC
2.60%, 05/25/35 (i)	652	476
2.77%, 09/25/35 (i)	414	279
Bear Stearns Asset Backed Securities Trust REMIC, 0.48%, 04/25/37 (i)	5,300	1,562
Bear Stearns CMBS REMIC, 5.47%, 01/12/45 (i)	700	769
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44	300	309
Bear Stearns Structured Products Inc. REMIC
2.57%, 01/26/36 (i)	1,208	719
4.72%, 12/26/46 (i)	677	411
Chase Issuance Trust, 1.85%, 09/15/15 (i)	12,800	13,150
Chase Mortgage Finance Corp. REMIC, 5.37%, 12/25/35 (i)	6,450	5,892
Citigroup Mortgage Loan Trust Inc. REMIC
2.50%, 12/25/35 (i)	176	150
0.29%, 08/25/45 (i)	1,279	956
Commercial Mortgage Pass-Through
Certificates REMIC, 5.31%, 12/10/46	2,100	2,204
Countrywide Alternative Loan Trust REMIC, 0.41%, 05/25/47 (i)	823	448
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.03%, 11/25/34 (i)	954	718
2.77%, 02/20/35 (i)	1,623	1,255
5.75%, 12/25/35	9,419	8,188
2.59%, 02/20/36 (i)	226	168
Credit Suisse Mortgage Capital Certificates REMIC
5.82%, 03/15/39 (i)	200	209
5.70%, 09/15/40 (i)	7,800	8,310
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	22	18
CVS Pass-Through Trust, 6.94%, 01/10/30	368	413
Equity One ABS Inc., 0.79%, 11/25/32 (i)	150	125
European Loan Conduit, 1.69%, 05/15/19 (i), EUR	301	331
First American Alternative Mortgage Securities REMIC, 2.25%, 09/25/35 (i)	506	332
First Horizon Asset Securities Inc. REMIC
2.65%, 10/25/35 (i)	3,167	2,513
5.69%, 02/25/36 (i)	3,731	3,249
Galaxy CLO Ltd., 0.53%, 04/17/17 (i) (r)	4,198	4,060

	Shares/Par (p)	Value
Granite Master Issuer Plc
0.32%, 12/17/54 (i)	2,610	2,460
0.33%, 12/20/54 (e) (i)	14,805	13,954
1.46%, 12/20/54 (i), EUR	5,445	6,912
REMIC, 0.37%, 12/20/54 (i) (r)	1,193	1,124
GreenPoint Mortgage Funding Trust REMIC,
0.31%, 01/25/47 (i)	127	120
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	1,000	1,037
4.80%, 08/10/42 (i)	100	105
GS Mortgage Securities Corp. II, 1.14%, 03/06/20 (i) (r)	1,562	1,552
GSR Mortgage Loan Trust REMIC
2.74%, 09/25/35 (i)	2,047	1,878
5.15%, 11/25/35 (i)	941	857
Harborview Mortgage Loan Trust REMIC
0.45%, 05/19/35 (i)	182	111
2.76%, 07/19/35 (i)	836	561
HSBC Home Equity Loan Trust REMIC, 0.52%, 01/20/34 (i)	1,172	1,003
IndyMac ARM Trust REMIC, 1.82%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.44%, 01/25/36 (i)	840	470
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 4.07%, 09/15/20 (r)	4,600	4,504
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.34%, 05/15/47	1,900	1,962
5.44%, 06/12/47	11,300	11,736
5.42%, 01/15/49	6,400	6,636
5.79%, 02/12/51 (i)	14,500	15,631
5.88%, 02/15/51 (i)	700	744
JPMorgan Mortgage Trust REMIC
5.02%, 02/25/35 (i)	297	282
5.75%, 01/25/36	392	369
Long Beach Mortgage Loan Trust REMIC, 0.79%, 10/25/34 (i)	34	25
MASTR Asset Backed Securities Trust REMIC
0.28%, 01/25/37 (i)	520	118
0.31%, 05/25/37 (i)	207	187
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	169	150
0.71%, 06/15/30 (i)	338	311
Merrill Lynch Mortgage Investors Inc. REMIC
2.24%, 05/25/33 (i)	625	571
0.44%, 02/25/36 (i)	424	281
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.17%, 07/12/17 (i)	10,700	11,245
5.49%, 03/12/51 (i)	1,500	1,539
Mid-State Trust REMIC, 8.33%, 04/01/30	8	8
MLCC Mortgage Investors Inc. REMIC
1.22%, 10/25/35 (i)	190	154
0.48%, 11/25/35 (i)	332	248
Morgan Stanley Asset-Backed Securities Capital I REMIC, 0.27%, 01/25/37 (i)	101	98
Morgan Stanley Capital I REMIC
0.29%, 10/15/20 (i) (r)	194	193
5.81%, 12/12/49 (e)	100	107
Morgan Stanley Re-REMIC Trust, 5.98%, 04/12/17 (i) (r)	800	872
Prime Mortgage Trust REMIC
0.63%, 02/25/19 (i)	7	6
0.63%, 02/25/34 (i)	62	58

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
RBSSP Resecuritization Trust, 0.48%, 02/26/37 (i) (r)	4,530	3,858
Securitized Asset Backed Receivables LLC Trust REMIC, 0.29%, 12/25/36 (i)	340	96
Sequoia Mortgage Trust REMIC, 0.58%, 10/19/26 (i)	63	54
SLM Student Loan Trust
0.55%, 01/25/15 (i)	127	127
2.88%, 12/16/19 (i) (r)	1,000	1,018
1.75%, 04/25/23 (i)	10,054	10,327
Structured Asset Mortgage Investments Inc. REMIC
0.89%, 09/19/32 (i)	69	57
0.48%, 07/19/35 (i)	822	685
0.36%, 03/25/37 (i)	1,525	806
Structured Asset Securities Corp. REMIC
2.66%, 02/25/32 (i)	2	2
0.81%, 01/25/33 (i)	9	8
Thornburg Mortgage Securities Trust REMIC, 0.34%, 12/25/36 (i)	519	517
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	508	596
Wachovia Bank Commercial Mortgage Trust REMIC
0.31%, 06/15/20 (i) (r)	1,545	1,355
0.32%, 09/15/21 (i) (r)	4,713	4,548
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.02%, 02/25/31 (i)	1	1
1.64%, 08/25/42 (i)	157	130
1.44%, 11/25/42 (i)	90	73
0.52%, 10/25/45 (i)	179	137
Wells Fargo Mortgage Backed Securities Trust REMIC
4.80%, 01/25/35 (i)	837	772
2.73%, 03/25/36 (i)	6,265	5,015
2.73%, 03/25/36 (i)	875	718
2.75%, 04/25/36 (i)	4,777	3,770

Total Non-U.S. Government Agency Asset- Backed Securities (cost $232,128)		231,905

CORPORATE BONDS AND NOTES - 26.9%
CONSUMER DISCRETIONARY - 0.2%
Comcast Corp.
5.88%, 02/15/18	400	464
6.45%, 03/15/37	400	460
Daimler Finance North America LLC, 1.54%, 09/13/13 (i) (q)	2,200	2,200
Target Corp., 5.13%, 01/15/13	3,000	3,171
Volkswagen International Finance NV, 0.98%, 04/01/14 (i) (r)	400	401

		6,696
CONSUMER STAPLES - 0.5%
Altria Group Inc., 4.13%, 09/11/15	2,500	2,676
Anheuser-Busch Cos. Inc., 5.50%, 01/15/18 (e)	100	117
Campbell Soup Co., 4.50%, 02/15/19	6,800	7,456
Kraft Foods Inc.
2.63%, 05/08/13	3,000	3,062
6.13%, 02/01/18 (e)	1,400	1,643
6.88%, 02/01/38	600	757
Philip Morris International Inc., 5.65%, 05/16/18	1,200	1,418
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e) (r)	4,000	3,600

		20,729

	Shares/Par (p)	Value
ENERGY - 2.1%
El Paso Corp.
8.05%, 10/15/30 (e)	600	701
7.80%, 08/01/31	800	930
Gaz Capital SA
6.21%, 11/22/16 (e) (r)	300	302
9.25%, 04/23/19	7,900	9,164
Gazprom International SA, 7.20%, 02/01/20	91	95
Gazprom OAO, 9.63%, 03/01/13	200	211
Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	6,400	7,284
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,562
Novatek Finance Ltd., 5.33%, 02/03/16 (r)	900	880
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	1,000	990
Peabody Energy Corp., 7.88%, 11/01/26	500	545
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,354
8.38%, 12/10/18 (e)	700	826
7.88%, 03/15/19	16,800	19,488
Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	7,930
5.50%, 01/21/21 (e)	6,900	7,245
Petroleum Export Ltd. Term Loan 3.31%B, 12/20/12 (f) (i)	2,309	2,300
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	550
Total Capital SA, 4.45%, 06/24/20 (e)	1,000	1,118
Transocean Inc.
4.95%, 11/15/15	700	737
1.50%, 12/15/37 (e)	13,900	13,709

		79,921
FINANCIALS - 20.3%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,456
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	2,014
Ally Financial Inc.
6.88%, 08/28/12	2,400	2,445
7.50%, 12/31/13 (e)	10,000	10,150
3.48%, 02/11/14 (i)	700	643
4.50%, 02/11/14	100	92
8.30%, 02/12/15 (e)	5,800	5,735
6.25%, 12/01/17	5,000	4,356
7.50%, 09/15/20 (e)	1,900	1,719
8.00%, 11/01/31 (e)	10,000	8,775
American Express Bank FSB
5.50%, 04/16/13	2,700	2,850
6.00%, 09/13/17	300	337
American Express Centurion Bank, 6.00%, 09/13/17	300	337
American Express Co., 7.00%, 03/19/18 (e)	2,100	2,484
American General Finance Corp.
0.60%, 12/15/11 (e) (i)	10,300	10,165
4.88%, 07/15/12 (e)	500	467
American International Group Inc.
5.05%, 10/01/15	200	196
5.85%, 01/16/18	19,700	19,517
8.25%, 08/15/18	10,100	11,195
6.25%, 05/01/36 (e)	6,800	6,512
6.25%, 03/15/37 (i)	800	554
8.18%, 05/15/58 (e) (i)	4,400	3,883

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,349
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	19,734
Australia & New Zealand Banking Group Ltd., 2.13%, 01/12/14 (r)	6,400	6,422
Banco Santander Brazil SA, 2.45%, 03/18/14 (i) (r)	4,100	3,966
Banco Santander Chile SA, 1.50%, 04/20/12 (i) (r)	4,500	4,503
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,222
6.50%, 08/01/16	10,500	10,427
6.00%, 09/01/17 (e)	1,700	1,636
5.65%, 05/01/18 (e)	9,300	8,831
Bank of America NA
0.63%, 06/15/16 (i)	700	542
6.00%, 10/15/36	600	548
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (e) (r)	800	800
Bank of India, 6.25%, 02/16/21	3,100	3,031
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,900
Bank of Nova Scotia, 1.65%, 10/29/15 (e) (r)	2,200	2,216
Barclays Bank Plc
5.93% (callable at 100 beginning 12/15/16) (m) (r)	5,000	3,700
7.43% (callable at 100 beginning 12/15/17) (e) (m) (r)	15,000	12,300
5.45%, 09/12/12	10,700	10,968
2.38%, 01/13/14 (e)	5,200	5,086
5.00%, 09/22/16 (e)	10,600	10,624
6.05%, 12/04/17 (r)	1,600	1,469
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,116
6.50%, 03/10/21 (r)	2,400	2,214
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (m) (r)	4,100	2,829
BPCE SA, 2.38%, 10/04/13 (e) (r)	900	876
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	3,742
Cemex 10 Capital SPV Ltd., 6.72%, (callable at 100 beginning 12/31/16) (e) (m) (r)	1,000	450
CIT Group Inc., 5.25%, 04/01/14 (r)	800	774
Citigroup Capital XXI, 8.30%, 12/21/57 (e) (i)	9,800	9,604
Citigroup Inc.
5.50%, 08/27/12	1,500	1,539
5.63%, 08/27/12 (e)	1,000	1,018
5.30%, 10/17/12	600	615
5.50%, 04/11/13	13,900	14,306
5.85%, 07/02/13	400	414
5.50%, 10/15/14	10,900	11,325
6.00%, 08/15/17 (e)	2,200	2,335
8.50%, 05/22/19	1,000	1,208
6.13%, 08/25/36 (e)	1,700	1,438
Countrywide Financial Corp., 5.80%, 06/07/12 (e)	2,300	2,307
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (m) (r)	15,500	12,206
Credit Suisse New York, 2.20%, 01/14/14	1,900	1,883
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (e) (m) (r)	2,300	2,262
Deutsche Bank AG London, 6.00%, 09/01/17 (e)	2,900	3,195
Dexia Credit Local, 0.73%, 04/29/14 (i) (r)	8,300	7,817
Enel Finance International SA, 6.25%, 09/15/17 (e) (r)	4,700	4,747

	Shares/Par (p)	Value
Export-Import Bank of Korea
1.05%, 03/03/12 (r), SGD	5,600	4,281
5.88%, 01/14/15	9,700	10,314
5.13%, 06/29/20	1,400	1,419
FCE Bank Plc, 7.13%, 01/16/12, EUR	4,000	5,372
Fibria Overseas Finance Ltd., 7.50%, 05/04/20 (r)	7,400	6,956
Fifth Third Bancorp, 8.25%, 03/01/38 (e)	10,200	12,202
FIH Erhvervsbank A/S, 0.71%, 06/13/13 (i) (r)	31,900	31,878
Ford Motor Credit Co. LLC
7.50%, 08/01/12 (e)	2,800	2,856
7.00%, 10/01/13 (e)	500	525
7.00%, 04/15/15 (e)	1,900	1,995
5.63%, 09/15/15 (e)	3,900	3,923
5.88%, 08/02/21 (e)	300	298
Fortis Bank Nederland Holding, 3.00%, 04/17/12, EUR	500	677
Gazprom - White Nights
10.50%, 03/08/14	1,000	1,117
10.50%, 03/25/14	300	335
General Electric Capital Corp.
5.50%, 09/15/67 (r), EUR	6,100	6,538
6.38%, 11/15/67 (e) (i)	3,200	3,008
Goldman Sachs Group Inc.
1.91%, 02/04/13 (i), EUR	20,300	25,983
1.88%, 05/23/16 (i), EUR	1,800	2,048
5.63%, 01/15/17 (e)	900	873
6.25%, 09/01/17 (e)	4,400	4,583
5.95%, 01/18/18 (e)	1,200	1,235
6.15%, 04/01/18	600	622
6.75%, 10/01/37	6,300	5,763
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	5,022
HSBC Bank Plc, 2.00%, 01/19/14 (r)	2,000	1,989
HSBC Holdings Plc
5.10%, 04/05/21	29,900	31,849
6.50%, 05/02/36	500	502
6.50%, 09/15/37 (e)	700	687
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	13,002
ING Bank NV, 1.17%, 03/30/12 (e) (i) (r)	21,700	21,673
International Lease Finance Corp.
5.55%, 09/05/12 (e)	4,200	4,132
5.75%, 05/15/16 (e)	700	622
6.75%, 09/01/16 (r)	1,900	1,905
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,326
1.79%, 09/26/13 (i), EUR	100	131
3.15%, 07/05/16 (e)	3,500	3,477
6.00%, 01/15/18	1,200	1,336
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,310
JPMorgan Chase Capital XX, 6.55%, 09/29/36 (i)	300	303
Korea Development Bank, 8.00%, 01/23/14	1,200	1,333
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,976
Kreditanstalt fuer Wiederaufbau, 2.00%, 09/07/16, EUR	5,500	7,428
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (r)	200	136
7.87%, 12/17/19, GBP	1,900	2,163
6.44%, 05/23/20, EUR	3,100	2,783
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	1,965
8.88%, 02/07/20, EUR	1,200	1,294

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
LeasePlan Corp. NV, 3.13%, 02/10/12, EUR	3,500	4,716
Lehman Brothers Holdings Inc.
0.00%,11/24/08 (c) (d)	4,800	1,110
0.00%,12/23/08 (c) (d)	200	46
0.00%,04/03/09 (c) (d)	600	139
0.00%,11/10/09 (c) (d)	900	208
0.00%,11/16/09 (c) (d)	400	92
0.00%,07/18/11 (c) (d)	1,100	254
5.63%, 01/24/13 (c) (d)	1,600	384
0.00%,06/15/13 (c) (d)	1,100	254
6.20%, 09/26/14 (c) (d)	1,700	410
6.88%, 05/02/18 (c) (d)	1,000	244
Lloyds TSB Bank Plc, 4.88%, 01/21/16 (e)	3,400	3,352
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	29,100	27,338
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	600	606
6.40%, 08/28/17	1,900	1,842
MetLife Inc., 6.40%, 12/15/36 (e) (i)	500	443
Morgan Stanley
2.79%, 05/14/13 (i)	4,000	3,868
6.25%, 08/28/17	1,200	1,185
5.95%, 12/28/17	1,800	1,745
7.30%, 05/13/19	200	206
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,900	2,008
1.20%, 07/25/14 (e) (i) (r)	2,300	2,326
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,533
Nationwide Life Global Funding I, 5.45%, 10/02/12 (e) (r)	16,200	16,725
Nordea Bank AB, 2.13%, 01/14/14 (e) (r)	900	893
Northern Rock Plc, 5.63%, 06/22/17 (e) (q)	16,000	16,899
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	984
Pacific LifeCorp., 6.00%, 02/10/20 (e) (r)	900	962
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,802
RBS Capital Trust I, 4.71%, (callable at 100beginning 07/01/13) (m)	800	360
Resona Bank Ltd., 5.85%, (callable at 100beginning 04/15/16) (m) (r)	300	296
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (r)	2,100	1,333
Royal Bank of Scotland Plc
2.63%, 05/11/12 (r)	2,100	2,127
4.88%, 08/25/14 (r)	400	403
3.95%, 09/21/15 (e)	500	470
2.47%, 01/28/16 (i), EUR	500	497
4.38%, 03/16/16	9,000	8,606
1.09%, 04/11/16 (i)	600	423
0.53%, 10/14/16 (i)	800	562
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,492
Santander Finance Preferred SA Unipersonal,
11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,015
Santander US Debt SA Unipersonal
1.17%, 03/30/12 (i) (r)	13,100	13,004
2.99%, 10/07/13 (r)	8,800	8,458
SLM Corp.
5.40%, 10/25/11	5,324	5,324
5.13%, 08/27/12	500	500
3.13%, 09/17/12, EUR	2,500	3,285
1.86%, 06/17/13 (i), EUR	1,250	1,577
6.25%, 01/25/16 (e)	100	98
8.45%, 06/15/18	3,400	3,537

	Shares/Par (p)	Value
8.00%, 03/25/20 (e)	1,100	1,086
5.63%, 08/01/33	800	637
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	1,368
State Bank of India, 4.50%, 07/27/15 (e) (r)	2,500	2,502
State Street Capital Trust III, 5.34%, (callable at 100 beginning 03/15/13) (e) (m)	1,700	1,700
State Street Capital Trust IV, 1.35%, 06/15/37 (i)	200	137
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,252
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (e) (r)	6,000	6,040
Svenska Handelsbanken AB, 1.34%, 09/14/12 (i) (r)	17,000	17,117
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	521
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	1,916
TNK-BP Finance SA, 6.13%, 03/20/12 (r)	300	303
TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	926
UBS AG Stamford
1.40%, 02/23/12 (i)	1,600	1,600
1.25%, 01/28/14 (i)	1,000	988
5.88%, 12/20/17	1,200	1,235
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (m)	10,000	7,425
USB Capital IX, 3.50%, (callable at 100 beginning 04/15/11) (m)	200	141
VEB Finance Ltd., 6.90%, 07/09/20 (r)	23,500	23,030
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,050
Wachovia Corp.
0.38%, 10/15/11 (i)	3,200	3,200
5.75%, 02/01/18 (e)	4,300	4,845
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	2,400	2,472
Westpac Banking Corp.
0.73%, 07/16/14 (i) (r)	1,000	1,012
3.59%, 08/14/14 (r)	1,800	1,922
ZFS Finance USA Trust I, 5.88%, 05/09/32 (e) (i) (r)	175	173

		791,060
HEALTH CARE - 0.5%
Amgen Inc., 6.15%, 06/01/18	7,300	8,875
AstraZeneca Plc, 5.90%, 09/15/17	600	717
Novartis Capital Corp., 4.13%, 02/10/14	5,800	6,236
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,679

		17,507
INDUSTRIALS - 0.4%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	737
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,235
Noble Group Ltd.
4.88%, 08/05/15 (r)	1,000	920
6.75%, 01/29/20	2,600	2,288
Union Pacific Corp., 4.16%, 07/15/22 (e) (r)	3,500	3,735

		15,915
INFORMATION TECHNOLOGY - 0.7%
Dell Inc., 4.70%, 04/15/13	3,600	3,795
International Business Machines Corp., 5.70%, 09/14/17 (e)	13,200	15,705
Oracle Corp.
4.95%, 04/15/13	4,200	4,470
5.75%, 04/15/18 (e)	4,100	4,885

		28,855

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/ Par (p)	Value
MATERIALS - 0.6%
Alcoa Inc., 6.15%, 08/15/20 (e)	2,900	2,938
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,388
6.15%, 10/24/36 (r)	200	242
Gerdau Holdings Inc.
7.00%, 01/20/20 (e) (r)	4,400	4,510
5.75%, 01/30/21 (r)	6,400	6,064
Nucor Corp., 5.75%, 12/01/17 (e)	2,400	2,828
Rio Tinto Alcan Inc., 4.88%, 09/15/12	4,300	4,436
Rohm & Haas Co., 6.00%, 09/15/17	900	1,017
Vale Overseas Ltd.
6.25%, 01/23/17	300	325
6.88%, 11/21/36 (e)	300	324

		25,072
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc.
4.95%, 01/15/13	2,000	2,095
5.50%, 02/01/18 (e)	2,000	2,308
6.30%, 01/15/38	1,400	1,604
Qtel International Finance Ltd.
3.38%, 10/14/16 (r)	300	300
4.75%, 02/16/21 (r)	200	200
Qwest Corp., 7.63%, 06/15/15 (e)	800	856
Verizon Wireless Capital LLC, 5.25%, 02/01/12	9,900	10,038

		17,401
UTILITIES - 1.2%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,600
CMS Energy Corp., 5.05%, 02/15/18 (e)	2,300	2,272
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	15,500	15,577
Electricite de France SA
5.50%, 01/26/14 (e) (r)	1,600	1,714
6.50%, 01/26/19 (r)	1,600	1,870
6.95%, 01/26/39 (r)	1,300	1,619
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (e) (r)	500	483
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,205
Majapahit Holding BV
8.00%, 08/07/19 (e) (r)	2,200	2,464
7.75%, 01/20/20 (e) (r)	5,000	5,530
NRG Energy Inc., 8.25%, 09/01/20 (e)	3,500	3,308
NV Energy Inc., 6.25%, 11/15/20	1,800	1,879
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	45
1.85%, 07/28/14, JPY	19,000	216

		47,782

Total Corporate Bonds and Notes (cost $1,052,723)		1,050,938

GOVERNMENT AND AGENCY OBLIGATIONS - 70.4%
GOVERNMENT SECURITIES - 33.6%
Federal Home Loan Mortgage Corp. - 0.1% (v)
Federal Home Loan Mortgage Corp.
2.50%, 05/27/16	800	847
2.00%, 08/25/16	800	828
4.88%, 06/13/18	1,100	1,316

		2,991
Federal National Mortgage Association - 0.2% (v)
Federal National Mortgage Association
2.00%, 02/18/15 - 09/21/15	2,000	2,070
4.38%, 10/15/15	700	794

	Shares/Par (p)	Value
1.63%, 10/26/15	100	103
2.25%, 03/15/16	5,100	5,352

		8,319
Municipals - 3.7%
Bay Area Toll Authority, Toll Bridge Revenue, RB, 7.04%, 04/01/50	3,400	4,561
Buckeye Tobacco Settlement Financing Authority (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	748
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,176
California State University, 6.43%, 11/01/30	1,400	1,596
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,264
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	336
6.20%, 12/01/40	1,000	1,113
6.90%, 12/01/40 - 12/01/40	4,100	4,920
City of New York
5.52%, 10/01/37	7,630	8,642
6.27%, 12/01/37	6,560	8,209
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	10,380
County of Clark NV, 6.82%, 07/01/45	1,600	1,981
Fresno County, California Pension Bond, 0.00%, 08/15/21 (j)	2,000	1,161
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	4,855
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	1,959
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	22,694
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	3,857
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	3,812
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp), 4.50%, 01/01/28	6,300	6,357
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	3,772
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	10,745
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,066
North Carolina Turnkpike Authority, 6.70%, 01/01/39	2,000	2,282
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,178
Port Authority of New York & New Jersey, 5.65%, 11/01/40	1,100	1,279
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	790	607
Santa Barbara Secondary High School District, 0.00%, 08/01/36 (j)	10,000	2,207
State of California
7.70%, 11/01/30	100	114
7.95%, 03/01/36	600	681
State of California Various Purpose Bond
7.50%, 04/01/34	600	722
5.65%, 04/01/39	600	635
7.55%, 04/01/39	600	735

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
State of Illinois
4.07%, 01/01/14	2,400	2,471
6.90%, 03/01/35	1,000	1,087
6.73%, 04/01/35	900	954
State of Iowa, 6.75%, 06/01/34	4,100	4,736
State of Texas, 4.75%, 04/01/35	500	514
Texas State Transportation Commission, Highway Revenue Tolls, RB, 5.18%, 04/01/30	1,000	1,180
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	215	203
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,690	1,227
University of California, 6.55%, 05/15/48	1,500	1,812
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,885
Washington State Municipal Bond (insured by National Public Finance Guarantee Corp), 2.93%, 12/01/20 (j)	1,400	1,064

		142,777
Sovereign - 6.2%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,286
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/13 - 01/01/17, BRL	2,752	1,417
Canada Housing Trust No. 1
3.15%, 06/15/14 (r), CAD	400	401
2.75%, 09/15/14 - 12/15/15 (r), CAD	8,300	8,280
3.35%, 12/15/20 (r), CAD	7,400	7,518
3.80%, 06/15/21 (q), CAD	900	943
Canadian Government Bond
4.50%, 06/01/15, CAD	700	747
3.00%, 12/01/15, CAD	3,300	3,369
2.75%, 09/01/16, CAD	6,900	7,007
4.25%, 06/01/18, CAD	500	554
3.75%, 06/01/19, CAD	1,600	1,730
3.25%, 06/01/21, CAD	1,500	1,568
Export-Import Bank of China, 4.88%, 07/21/15 (r)	200	214
Instituto de Credito Oficial, 3.29%, 03/25/14 (i), EUR	5,100	6,569
Mexican Bonos, 6.00%, 06/18/15, MXN	24,700	1,834
Mexico Cetes, 0.00%, 10/06/11 (j), MXN	223,880	16,132
Nota Do Tesouro Nacional, 10.00%, 01/01/14, BRL	153	82
Panama Government International Bond, 7.25%, 03/15/15	400	457
Province of Ontario, Canada
1.60%, 09/21/16 (e)	76,800	76,625
4.30%, 03/08/17, CAD	2,600	2,761
4.50%, 12/01/17 - 12/01/18 , CAD	1,200	1,282
4.20%, 03/08/18 - 06/02/20 , CAD	2,100	2,196
5.50%, 06/02/18, CAD	700	790
4.40%, 06/02/19, CAD	2,400	2,553
4.00%, 06/02/21, CAD	8,200	8,398
4.25%, 12/01/21, CAD	4,300	4,452
4.70%, 06/02/37, CAD	6,100	6,671
4.60%, 06/02/39, CAD	1,700	1,847
Province of Quebec, Canada, 4.50%, 12/01/16, CAD	100	107
Republic of Korea, 4.38%, 08/10/15	7,200	7,360
Russian Foreign Bond, 3.63%, 04/29/15	500	491
Societe Financement de l’Economie Francaise
2.13%, 05/20/12, EUR	300	404
0.45%, 07/16/12 (i) (r)	2,000	2,003

	Shares/Par (p)	Value
3.38%, 05/05/14 (e) (r)	4,200	4,460
South Africa Government International Bond, 5.88%, 05/30/22	100	112
Spanish Government Bond, 4.65%, 07/30/25, EUR	48,600	59,170
United Mexican States, 6.05%, 01/11/40	1,500	1,695

		243,485
Treasury Inflation Index Securities - 4.8%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/21 (n), EUR	4,655	5,102
2.35%, 09/15/19 (n), EUR	6,558	7,691
U.S. Treasury Inflation Indexed Note
2.38%, 10/04/11 (n)	16,132	20,172
1.75%, 10/31/11 (n) (o)	39,793	46,098
2.50%, 12/01/11 (n)	10,417	13,374
2.50%, 07/15/16 (n) (o)	25,171	28,928
1.25%, 07/15/20 (n) (o)	15,953	17,612
1.13%, 01/15/21 (n)	4,234	4,622
2.38%, 01/15/25	9,349	11,548
2.00%, 01/15/26 (o)	19,806	23,527
3.63%, 04/15/28 (n) (o)	3,632	5,223
3.88%, 04/15/29 (n)	1,924	2,895

		186,792
U.S. Treasury Securities - 18.6%
U.S. Treasury Note
0.13%, 09/30/13	87,000	86,775
0.50%, 08/15/14	14,200	14,237
1.50%, 07/31/16	58,400	59,970
3.00%, 02/28/17, TBA (g) (o)	186,600	205,581
2.25%, 07/31/18	1,600	1,688
1.50%, 08/31/18, TBA (g) (o)	227,900	229,004
1.38%, 09/30/18	48,700	48,464
3.38%, 11/15/19	600	680
3.63%, 02/15/20 - 02/15/21	26,500	30,612
3.50%, 05/15/20	3,200	3,665
2.63%, 08/15/20 - 11/15/20	18,500	19,800
3.13%, 05/15/21, TBA (g)	21,400	23,752

		724,228
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.8%
Federal Home Loan Mortgage Corp. - 2.7%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 01/01/38	5,508	6,050
2.59%, 07/01/27 (i)	1	1
5.50%, 12/01/27 - 08/15/40	18,453	20,015
4.50%, 09/01/38 - 02/01/39	1,483	1,572
4.50%, 10/15/40, TBA (g)	30,000	31,730
6.00%, 10/15/40, TBA (g)	28,000	30,673
REMIC, 0.38%, 07/15/19 (i)	755	752
REMIC, 0.39%, 08/15/19	1,820	1,815
REMIC, 7.00%, 05/15/23	218	249
REMIC, 0.68%, 11/15/30 (i)	4	4
REMIC, 4.50%, 03/15/34	8,683	9,469
REMIC, 0.27%, 12/25/36 (i)	1,487	1,478
REMIC, 1.45%, 02/25/45 (i)	83	80

		103,888
Federal National Mortgage Association - 33.6%
Federal National Mortgage Association
4.00%, 09/01/13 - 09/01/41	274,080	288,266
4.50%, 11/01/13 - 08/01/41	318,295	338,230
6.00%, 05/01/16 - 08/01/40	77,612	85,362
3.33%, 11/21/21 (f)	100	100
5.50%, 04/01/22 - 10/01/39	46,947	51,242

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
4.50%, 10/15/25 - 11/15/40, TBA (g)	336,100	356,757
5.50%, 10/15/25, TBA (g)	3,000	3,250
6.50%, 07/01/29 - 02/01/37	172	192
5.00%, 02/01/34 - 03/01/35	6,740	7,283
2.20%, 01/01/35 (i)	1,476	1,531
1.64%, 09/01/40 (i)	9	9
3.50%, 09/01/40 - 06/01/41	23,687	24,359
5.00%, 10/15/40, TBA (g)	100,000	107,563
6.00%, 10/15/40, TBA (g)	37,000	40,584
1.44%, 06/01/43 (i)	472	474
REMIC, 5.00%, 02/25/17 - 04/25/33	398	440
REMIC, 2.39%, 05/25/35 (i)	113	118
REMIC, 0.68%, 09/25/35 (i)	3,688	3,688
REMIC, 0.54%, 04/25/37 (i)	1,788	1,780
REMIC, 0.29%, 07/25/37 (i)	839	805
REMIC, 6.50%, 12/25/42	67	81
REMIC, 0.58%, 03/25/44 (i)	454	439

		1,312,553
Government National Mortgage Association - 0.0%
Government National Mortgage Association
2.38%, 05/20/26 - 05/20/30 (i)	80	82
1.75%, 02/20/32 (i)	58	60
2.00%, 02/20/32 (i)	41	43

		185
Small Business Administration Participation Certificates - 0.5%
Small Business Administration Participation Certificates
6.29%, 01/01/21	20	22
5.13%, 09/01/23	43	47
5.52%, 06/01/24	911	1,008
5.29%, 12/01/27	793	876
5.16%, 02/01/28	8,817	9,680
5.49%, 03/01/28	8,109	9,010

		20,643

Total Government and Agency Obligations (cost $2,696,977)		2,745,861

PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (f)	128	49
FINANCIALS - 0.4%
DG Funding Trust, 0.89%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	3,149
GMAC Capital Trust I, 8.13%	740	13,505

		16,654

Total Preferred Stocks (cost $22,927)		16,703

SHORT TERM INVESTMENTS - 21.2%
Certificates of Deposit - 0.6%
Bank of Nova Scotia, 0.52%, 08/09/12 (i)	$7,600	7,622
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	14,771
Itau Usa Securities Inc., 1.45%, 12/05/11	2,700	2,694

		25,087
Commercial Paper - 3.0%
Kells Fund LLC
0.26%, 10/05/11	7,000	7,000
0.30%, 10/03/11	30,000	29,999
0.25%, 11/01/11	5,000	4,999
0.26%, 10/05/11	12,900	12,900
0.29%, 01/10/12	5,000	4,995
Straight-A Funding LLC, 0.22%, 10/11/11	57,000	56,997

		116,890

	Shares/Par (p)	Value
Securities Lending Collateral - 4.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	179,247	179,247
Treasury Securities - 13.0%
Japan Treasury Bill
0.00%,10/17/11, JPY	2,490,000	32,282
0.00%,10/03/11, JPY	340,000	4,408
0.00%,10/11/11, JPY	390,000	5,056
0.00%,10/24/11, JPY	4,530,000	58,728
0.00%,10/31/11, JPY	12,840,000	166,458
0.00%,11/07/11, JPY	1,850,000	23,983
0.00%,11/21/11, JPY	8,110,000	105,132
0.00%,11/14/11, JPY	8,360,000	108,375
U.S. Treasury Bill
0.01%, 03/08/12 (o)	$2,203	2,203
0.00%,12/29/11 (o)	260	260
0.02%, 03/22/12 (o)	130	130
0.01%, 03/01/12 (o)	300	300

		507,315

Total Short Term Investments (cost $825,895)		828,539

Total Investments - 124.9% (cost $4,830,650)		4,873,946
Total Forward Sales Commitments - (0.5)% (proceeds $21,324)		(21,307)
Other Assets and Liabilities, Net - (24.4%) (o)		(950,995)

Total Net Assets - 100.0%		$3,901,644

FORWARD SALES COMMITMENTS - 0.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
GOVERNMENT SECURITIES - 0.5%
U.S. Treasury Securities - 0.5%
U.S. Treasury Note
1.50%, 07/31/16, TBA (g)	$5,303	$5,445
0.50%, 08/15/14	14,200	14,237

		19,682
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 5.50%, 11/15/41	1,500	1,625

Total Forward Sales Commitments - 0.5% (proceeds $21,324)		$21,307

JNL/PPM America Floating Rate Income Fund
CORPORATE BONDS AND NOTES - 7.6%
CONSUMER DISCRETIONARY - 2.2%
Beazer Homes USA Inc., 9.13%, 06/15/18	$1,000	$615
Cablevision Systems Corp., 8.63%, 09/15/17	1,000	1,041
Delphi Corp., 6.13%, 05/15/21 (r)	709	659
Ford Motor Co., 7.45%, 07/16/31	1,000	1,129
Harrah’s Operating Co. Inc., 10.75%, 02/01/16	1,000	725
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	840
Levi Strauss & Co., 7.63%, 05/15/20	1,000	930
MGM Resorts International, 11.13%, 11/15/17	1,000	1,097
Nielsen Finance LLC, 7.75%, 10/15/18	1,000	1,020
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	938

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,050

		10,044
ENERGY - 0.9%
Chesapeake Energy Corp., 6.63%, 08/15/20	1,000	1,030
El Paso Corp., 7.80%, 08/01/31	1,000	1,162
Linn Energy LLC, 8.63%, 04/15/20	1,000	1,030
Tesoro Corp., 6.50%, 06/01/17	1,000	995

		4,217
FINANCIALS - 1.1%
Ally Financial Inc., 8.00%, 11/01/31	1,000	912
CIT Group Inc., 7.00%, 05/02/17	1,000	970
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	995
International Lease Finance Corp., 6.25%, 05/15/19	1,000	869
Reynolds Group Issuer Inc., 8.75%, 10/15/16 (r)	1,000	1,003

		4,749
HEALTH CARE - 0.3%
Endo Pharmaceuticals Holdings Inc., 7.25%, 01/15/22 (r)	430	431
HCA Inc., 8.50%, 04/15/19	1,000	1,060

		1,491
INDUSTRIALS - 0.9%
BE Aerospace Inc., 8.50%, 07/01/18	1,000	1,070
DynCorp International Inc., 10.38%, 07/01/17	1,000	873
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,021
United Rentals North America Inc., 8.38%, 09/15/20	1,000	917

		3,881
INFORMATION TECHNOLOGY - 0.2%
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,010
MATERIALS - 0.8%
Ball Corp., 5.75%, 05/15/21	1,000	973
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	740
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	685
Steel Dynamics Inc., 6.75%, 04/01/15	1,000	982

		3,380
TELECOMMUNICATION SERVICES - 0.6%
EH Holding Corp., 7.63%, 06/15/21 (r)	1,000	962
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	980
Sprint Capital Corp., 6.88%, 11/15/28	1,000	748

		2,690
UTILITIES - 0.6%
AES Corp., 7.38%, 07/01/21	1,000	945
Calpine Corp., 7.25%, 10/15/17	1,000	965
Puget Energy Inc., 6.00%, 09/01/21	778	772

		2,682

Total Corporate Bonds and Notes (cost $36,745)		34,144

VARIABLE RATE SENIOR LOAN INTERESTS - 88.2% (i)
CONSUMER DISCRETIONARY - 25.6%
Acosta Inc. Term Loan, 4.75%, 02/22/18	2,394	2,280
Advantage Sales & Marketing 1st Lien Term Loan, 5.25%, 12/17/17	1,990	1,912
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,990	1,806

	Shares/Par (p)	Value
Allison Transmission Inc. Term Loan
2.98%, 08/07/14	58	54
2.98%, 08/07/14	782	736
2.98%, 08/07/14	260	245
2.98%, 08/07/14	782	736
2.98%, 08/07/14	1,034	973
AMC Entertainment Inc. Term Loan, 3.50%, 12/15/16	2,987	2,835
AMC Networks Term Loan B, 4.00%, 10/11/11	2,500	2,425
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	249	240
ARAMARK Corp. Extended Term Loan
3.44%, 01/26/14	185	179
3.50%, 07/26/16	2,815	2,719
Atlantic Broadband Term Loan B, 4.00%, 03/08/16	2,330	2,208
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 09/30/11	1,457	1,450
6.50%, 09/30/11	743	739
AutoTrader.com Inc. Term Loan B, 4.00%, 09/30/11	2,494	2,431
Bass Pro Group, LLC Term Loan B, 5.25%, 06/15/17	2,500	2,401
Burger King Corp. Term Loan B, 4.50%, 10/19/16	2,987	2,878
Carmike Cinemas Inc. Initial Term Loan, 5.50%, 01/27/16	890	866
Cedar Fair LP U.S.Term Loan I, 4.00%, 12/15/17	1,959	1,928
Cequel Communications LLC 1st Lien Term Loan, 2.22%, 11/05/13	1,990	1,909
Charter Communications Operating LLC Term Loan, 3.50%, 09/06/16	1,990	1,920
Clarke American Corp. Term Loan B
2.72%, 06/30/14	294	246
2.72%, 06/30/14	403	338
2.75%, 06/30/14	630	529
2.75%, 06/30/14	244	204
2.75%, 06/30/14	419	352
Cumulus Media Inc. Term Loan
6.75%, 07/31/18	650	611
8.25%, 07/31/18	1,350	1,269
Delphi Automotive LLC Term Loan B, 3.50%, 03/31/17	342	337
Dollar General Corp. Term Loan B-1, 2.97%, 07/06/14	551	546
Dollar General Corp. Term Loan B-2, 3.00%, 07/06/14	419	415
Dollar General Corp. Term Loan B-3, 2.97%, 07/06/14	419	415
Dollar General Corp. Term Loan B-4, 2.97%, 07/06/14	533	527
Dollar General Corp. Term Loan B-5, 2.96%, 07/06/14	78	78
FoxCo Acquisition Sub LLC Term Loan B, 4.75%, 07/14/15	2,471	2,347
FTD Group Inc. Term Loan, 4.75%, 09/30/11	1,995	1,945
GNC Corp. Term Loan B, 4.25%, 03/04/18	1,170	1,136
Goodyear Engineered Products Delayed Draw Term Loan, 2.97%, 07/31/14	125	112
Goodyear Engineered Products Term Loan B, 2.73%, 07/31/14	1,865	1,670
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	3,112	2,768
Harbor Freight Tools USA Term Loan B, 6.50%, 12/17/17	1,969	1,940

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Hargray 1st Lien Term Loan B
2.52%, 06/29/14	726	670
2.52%, 06/29/14	234	216
2.52%, 06/29/14	40	37
Harrahs Operating Co. Extended Term Loan B
4.50%, 01/28/18	918	730
4.50%, 01/28/18	82	65
Isle of Capri Casinos Inc. Term Loan B
4.75%, 03/22/17	938	917
4.75%, 03/22/17	44	43
J. Crew Group Inc. Term Loan
4.75%, 03/07/17	349	310
4.75%, 03/07/17	1,047	929
Jarden Corporation Term Loan B, 3.29%, 01/31/17	1,966	1,950
JRD Holdings Inc. Term Loan B, 2.51%, 07/02/14	1,866	1,805
Knology Inc. Term Loan B, 4.00%, 08/28/17	2,390	2,304
Las Vegas Sands LLC Extended Term Loan B, 2.72%, 11/23/16	1,653	1,535
Las Vegas Sands LLC Delayed Draw Term Loan, 2.72%, 11/23/16	332	309
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,990	1,924
Michaels Stores B-2 Extended Term Loan
4.75%, 07/31/16	483	461
4.75%, 07/31/16	523	498
4.75%, 07/31/16	690	658
4.75%, 07/31/16	304	289
NDS Treasury LLC Term Loan B, 4.00%, 03/18/18	836	793
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	2,768
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.50%, 06/14/14	19	18
2.50%, 06/14/14	69	64
OSI Restaurant Partners LLC Term Loan B,
2.56%, 06/14/14	906	841
Penn National Gaming Inc. Term Loan B
3.75%, 09/30/11	25	25
3.75%, 07/16/12	2,475	2,443
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	1,782	1,683
Pilot Travel Centers LLC Term Loan B, 4.25%, 03/30/18	2,000	1,969
Regal Cinemas Corp. Term Loan, 3.50%, 08/23/17	2,948	2,859
Reynolds Group Holdings Inc. Term Loan B, 6.50%, 08/19/18	1,050	1,017
Reynolds Group Holdings Term Loan E
6.50%, 02/09/18	579	561
6.50%, 02/09/18	994	963
6.50%, 02/09/18	1,120	1,085
Roundy’s Inc. Extended Term Loan
7.00%, 11/03/13	749	723
7.00%, 11/03/13	41	39
7.00%, 11/03/13	72	70
7.00%, 11/03/13	1,128	1,089
Rovi Corp. Term Loan A, 2.75%, 02/07/16	500	492
Rovi Corp. Term Loan B, 4.00%, 02/07/18	499	490
Sabre Inc. Term Loan
2.22%, 09/30/14	628	525
2.25%, 09/30/14	362	303
Sally Holdings LLC Term Loan B 2.47%, 11/16/13	711	698

	Shares/Par (p)	Value
2.47%, 11/16/13	941	923
Savers Inc. Term Loan, 4.25%, 03/04/17	1,995	1,958
SBA Senior Finance II LLC Term Loan, 3.75%, 10/31/11	998	974
ServiceMaster Co. Delayed Draw Term Loan, 2.72%, 07/24/14	180	168
ServiceMaster Co. Term Loan
2.72%, 07/24/14	691	644
2.72%, 07/24/14	727	678
2.83%, 07/24/14	391	365
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	1,500	1,455
Tenneco Inc. Term Loan B, 5.00%, 06/03/16	1,990	1,970
Univision Communications First Lien Term Loan, 4.47%, 03/31/17	2,974	2,495
UPC Financing Partnership Term Loan X, 3.72%, 12/31/17	2,897	2,759
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	2,382	2,169
Warnaco Inc. Term Loan B, 3.80%, 06/17/18	500	488
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.55%, 06/30/14	794	738
2.55%, 06/30/14	201	187
Weather Channel Term Loan, 4.25%, 02/11/17	998	983
Wendy’s/Arby’s Restaurants, LLC Term Loan,
5.00%, 05/24/17	1,890	1,877
WideOpenWest Finance LLC 1st Lien New Term Loan
2.71%, 06/28/14	994	922
4.75%, 06/28/14	—	—
WideOpenWest Finance LLC New Term Loan A
6.72%, 06/28/14	1,987	1,905
8.75%, 06/28/14	—	—
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	679	654

		115,135
CONSUMER STAPLES - 4.0%
Darling International Term Loan, 5.75%, 12/17/16	400	396
Del Monte New Term Loan B, 4.50%, 02/16/18	3,000	2,782
DineEquity Inc. Term Loan B-1, 4.25%, 10/19/17	657	635
Dole Food Co. Inc. Term Loan B-2, 6.00%, 09/30/11	810	796
Dole Food Co. Inc. Term Loan C-2, 6.00%, 09/30/11	1,504	1,479
Dunkin Brands Inc. Term Loan B-2, 4.00%, 11/23/17	2,980	2,880
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	698	674
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	2,291	2,216
Revlon Consumer Prodcuts Term Loan
4.75%, 11/19/17	493	476
4.75%, 11/19/17	8	7
Spectrum Brands Inc. Term Loan
5.00%, 06/17/16	356	352
5.00%, 06/17/16	418	412
SUPERVALU Inc. Term Loan B-2, 3.47%, 10/05/15	3,128	2,928
Wm. Bolthouse Farms Inc. Term Loan B, 5.50%, 02/11/16	1,907	1,871

		17,904

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
ENERGY - 2.0%
EquiPower Resources Holdings LLC Term Loan B, 5.75%, 01/26/18	1,995	1,930
Gibson Energy Corp. Term Loan, 5.75%, 06/15/18	2,250	2,199
Helix Energy Solutions Group Extended Term Loan
3.71%, 07/01/16	1,099	1,052
3.71%, 07/01/16	311	298
3.72%, 07/01/16	552	528
Hercules Offshore Term Loan, 7.50%, 07/11/13	963	922
Oxbow Carbon LLC Term Loan B-1
3.72%, 05/08/16	106	102
3.75%, 05/08/16	1,851	1,768
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	80	77
4.00%, 03/04/18	80	77
4.00%, 03/04/18	40	39
4.00%, 03/04/18	79	76

		9,068
FINANCIALS - 10.2%
Altegrity Inc. Term Loan, 3.00%, 02/21/15	1,592	1,430
AmWINS Group Inc. 1st Lien Term Loan
6.50%, 06/08/13	578	538
6.50%, 06/08/13	413	385
Asurion LLC 1st Lien Term Loan
5.50%, 11/14/11	573	539
5.50%, 11/30/11	314	295
Asurion LLC Term Loan
5.50%, 06/01/18	1,030	969
5.50%, 06/01/18	341	321
5.50%, 06/01/18	682	642
Capital Automotive LLC Term Loan B, 5.00%, 03/15/17	3,423	3,258
CB Richard Ellis Services Inc. Term Loan C, 3.47%, 12/01/11	1,120	1,066
CB Richard Ellis Services Inc. Term Loan D, 3.71%, 03/04/18	1,120	1,067
CNO Financial Group, Inc. Term Loan, 6.25%, 09/30/16	1,964	1,942
CPG International I Inc. 1st Lien Term Loan, 6.00%, 02/18/16	1,592	1,512
Fifth Third Processing Solutions LLC Term Loan B1, 4.50%, 11/21/11	2,995	2,892
First American Payment Systems Term Loan
6.75%, 10/28/16	330	322
6.75%, 10/28/16	610	595
Goodman Global Inc. Initial Term Loan, 5.75%, 10/28/16	2,880	2,842
HarbourVest Partners, LP 1st Lien Term Loan
6.25%, 12/25/16	—	—
6.25%, 12/25/16	906	897
Hub International Holdings, Inc. Delayed Draw Term Loan
2.75%, 06/13/14	105	97
2.75%, 06/13/14	176	162
2.75%, 06/13/14	84	77
Hub International Holdings, Inc. Term Loan B, 2.75%, 06/13/14	1,624	1,493
iPayment Inc. Term Loan B, 5.75%, 05/08/17	721	699
Kar Holdings Inc. Term Loan, 5.00%, 06/15/17	3,000	2,895
KIK Custom Products Inc. Canadian Term Loan, 2.51%, 05/31/14	145	122

	Shares/Par (p)	Value
KIK Custom Products Inc. U.S. Term Loan, 2.51%, 05/31/14	847	710
Mondrian Investment Partners Ltd. Term Loan B, 5.50%, 09/30/11	1,814	1,764
Nielsen Finance LLC Term Loan C, 3.48%, 05/02/16	2,987	2,864
Nuveen Investments Inc. Extended Term Loan
5.75%, 05/13/17	1,206	1,114
5.75%, 05/13/17	1,632	1,507
5.81%, 05/13/17	162	149
Openlink Financial Inc. Term Loan, 5.25%, 04/27/18	2,250	2,199
Realogy Corp. Extended Term Loan
4.44%, 10/10/16	104	84
4.52%, 10/10/16	615	497
RPI Finance Trust Term Loan 2, 4.00%, 09/30/11	2,250	2,227
Sedgwick CMS Holdings Term Loan B-1, 5.00%, 12/31/16	517	489
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17	3,000	2,592
TransUnion LLC Term Loan, 4.75%, 02/11/18	998	971
West Corp. Term Loan B-4
4.50%, 07/15/16	295	284
4.50%, 07/15/16	258	249
4.58%, 07/15/16	439	424
West Corp. Term Loan B-5, 4.50%, 07/15/16	360	347
West Corp. Term Loan B-6, 4.58%, 07/15/16	225	217
West Corp. Term Loan B-7, 4.50%, 07/15/16	408	394

		46,139
HEALTH CARE - 14.5%
Alere Inc. Term Loan B, 4.56%, 10/11/11	2,000	1,931
Ardent Medical Services Inc. Term Loan B, 6.50%, 09/30/11	3,000	2,895
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	194	172
5.50%, 02/11/17	1,463	1,292
5.50%, 02/11/17	333	294
Carestream Health Inc. Term Loan, 5.00%, 02/23/17	1,950	1,631
Community Health Systems Delayed Draw Term Loan, 2.57%, 07/25/14	146	136
Community Health Systems Term Loan, 2.57%, 07/25/14	2,842	2,653
Convatec Inc. Dollar Term Loan, 5.75%, 12/22/16	1,990	1,895
Da Vita Inc. Term Loan B, 4.50%, 10/20/16	1,990	1,963
Emergency Medical Services Corp. Term Loan, 5.25%, 05/05/18	499	474
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	805	800
Fenwal Inc. 1st Lien Term Loan B, 2.57%, 02/28/14	841	772
Fenwal Inc. Delayed Draw Term Loan, 2.57%, 02/28/14	144	132
Gentiva Health Services Inc. Term Loan B1, 4.75%, 08/17/16	1,902	1,605
Golden Living Communities Term Loan B, 5.00%, 04/28/18	3,000	2,618
Grifols Inc. Term Loan B, 6.00%, 11/23/16	1,000	980
HCA Inc. Term Loan B-3, 3.50%, 05/01/18	4,000	3,751
HCR ManorCare Inc. Term Loan, 5.00%, 03/18/18	1,995	1,714
Health Management Associates Inc. Term Loan, 2.00%, 02/28/14	1,989	1,868

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Iasis Healthcare Corp. Term Loan B, 5.00%, 05/05/18	2,993	2,795
IMS Health Inc. Dollar Term Loan B
4.50%, 08/26/17	142	139
4.50%, 08/26/17	474	464
4.50%, 08/26/17	554	542
Inventiv Health Inc. Term Loan B, 6.50%, 05/11/11	1,990	1,893
Kindred Healthcare Inc. Term Loan, 5.32%, 03/04/18	1,976	1,827
Multiplan Inc. Term Loan, 4.75%, 08/26/17	2,976	2,810
PTS Acquisition Corp. Dollar Term Loan, 2.47%, 04/13/14	1,990	1,838
Quintiles Transnational Corp. Term Loan B, 5.00%, 06/08/18	2,500	2,346
Radnet Management Inc. Term Loan B, 5.75%, 04/06/16	1,990	1,899
Renal Advantage Holdings Term Loan B, 5.75%, 12/17/16	1,990	1,977
Select Medical Corp. Term Loan B, 5.50%, 06/01/18	2,250	2,036
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 09/30/11	1,990	1,801
Surgical Care Affiliates LLC Incremental Term Loan B, 5.50%, 09/30/11	500	456
Team Health Inc. Term Loan B, 5.00%, 09/30/11	1,500	1,433
The TriZetto Group Inc. Term Loan, 4.75%, 05/02/18	2,500	2,398
Universal Health Services Term Loan B, 4.00%, 11/15/16	2,751	2,663
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,494	2,406
Vanguard Health Systems Term Loan B, 5.00%, 01/29/16	1,990	1,932
Warner Chilcott Co. LLC Term Loan B-2, 4.25%, 03/15/18	525	510
Warner Chilcott Co. LLC Term Loan B-3, 4.25%, 03/15/18	723	702
Warner Chilcott Corp. Term Loan B-1, 4.25%, 03/15/18	1,051	1,021

		65,464
INDUSTRIALS - 9.2%
BakerCorp Term Loan, 5.00%, 05/25/18	1,000	960
Bombardier Recreational Products Term Loan B
2.75%, 06/28/13	1,113	1,049
2.75%, 06/28/13	878	827
Brickman Group Holdings Term Loan B, 7.25%, 10/14/16	1,990	1,955
Capsugel Holdings US Inc. Term Loan
5.25%, 09/30/11	5	5
5.25%, 06/29/12	995	977
Ducommun Inc. Term Loan B, 5.50%, 09/30/11	1,500	1,451
Dyncorp International Inc. Term Loan, 6.25%, 07/07/16	1,820	1,775
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,102	2,040
Edwards Ltd. Extended Term Loan, 5.50%, 05/31/16	995	916
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	993	914
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,945	1,906
Hertz Corp. Term Loan B, 3.75%, 03/09/18	2,394	2,269

	Shares/Par (p)	Value
Manitowoc Company Inc. Term Loan B, 4.25%, 11/12/17	1,500	1,450
Metaldyne LLC Term Loan, 5.25%, 05/18/18	1,995	1,930
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	1,496	1,391
Novelis Inc. Term Loan, 3.75%, 03/10/17	1,995	1,938
Polypore Inc. Incremental Term Loan, 2.22%, 07/03/14	1,989	1,920
RBS Global & Rexnord LLC Term Loan B
2.75%, 07/19/13	702	675
2.81%, 07/19/13	1,298	1,250
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	3,000	2,912
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,247	1,195
Swift Transportation Co. Inc. Term Loan, 6.00%, 12/21/16	1,887	1,824
TASC Inc. Term Loan B, 4.50%, 05/04/17	2,160	2,047
TransDigm Inc. Term Loan, 4.06%, 02/14/17	557	544
Transtar Industries Inc. 1st Lien Term Loan, 4.50%, 12/17/16	1,990	1,908
TriMas Corp. Term Loan
4.25%, 06/21/17	278	266
4.25%, 06/21/17	222	213
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,990	1,970
ValleyCrest Companies LLC Term Loan A, 6.50%, 10/04/16	995	895

		41,372
INFORMATION TECHNOLOGY - 7.2%
Aeroflex Inc. Term Loan, 4.25%, 05/06/18	2,993	2,879
Attachmate Corp. Term Loan, 6.50%, 03/04/17	840	806
AVG Technologies NV Term Loan, 7.50%, 03/15/16	1,700	1,615
CommScope Inc. Term Loan
5.00%, 01/14/18	146	143
5.00%, 01/14/18	1,350	1,322
DG FastChannel Inc. Term Loan B, 5.75%, 09/30/11	2,200	2,167
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,500	2,329
Fidelity National Information Services Term Loan B, 5.25%, 07/18/16	1,990	1,983
First Data Corp. Term Loan, 4.22%, 03/24/18	1,697	1,371
First Data Corp. Term Loan B-3, 2.97%, 09/24/14	181	146
Freescale Semiconductor Inc. Term Loan B, 4.47%, 12/01/16	2,971	2,713
Go Daddy Group Inc. Term Loan, 7.00%, 10/05/18	1,000	947
Information Resources Inc. Term Loan B, 5.00%, 11/16/17	1,000	969
Kronos Incorporated 1st Lien Term Loan, 2.00%, 06/11/14	992	940
Mediacom Broadband Term Loan D-2, 1.94%, 01/31/15	2,984	2,708
MoneyGram International Inc. Term Loan, 4.50%, 05/04/17	218	211
Nuance Communications Inc. Term Loan C, 3.23%, 09/30/11	995	968
Reynolds & Reynolds Term Loan B, 3.75%, 04/11/18	1,500	1,466
SourceHOV Inc. Term Loan B, 6.63%, 04/29/17	1,500	1,326

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
SunGard Data Systems Inc. Term Loan B
3.87%, 02/28/16	134	129
3.90%, 02/28/16	2,866	2,757
Verint Systems Inc. Term Loan, 4.50%, 04/29/17	2,494	2,422

		32,317
MATERIALS - 7.8%
Ashland Inc. Term Loan B, 3.75%, 10/24/11	1,000	991
Berry Plastics Corp. Term Loan, 2.21%, 04/03/15	2,321	2,107
BWAY Holding Corp. Replacement Term Loan B
4.50%, 02/23/18	93	88
4.50%, 02/23/18	1,662	1,584
4.50%, 02/23/18	73	70
4.50%, 02/23/18	144	137
4.50%, 02/23/18	19	18
5.50%, 02/23/18	—	—
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	1,302	1,279
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,897	1,811
5.00%, 10/06/15	4	4
Graphic Packaging International, Inc. Term Loan
2.22%, 05/16/14	357	348
2.22%, 05/16/14	34	33
2.25%, 05/16/14	408	398
2.25%, 05/16/14	162	158
2.25%, 05/16/14	125	122
2.25%, 05/16/14	162	158
Hexion US Term Loan C-1B, 4.00%, 05/05/15	2,087	1,955
Hexion US Term Loan C-2B, 4.00%, 05/05/15	884	829
Houghton International Inc. Term B1, 6.84%, 01/31/16	1,981	1,955
Huntsman International LLC Term Loan C
2.47%, 06/30/16	1,947	1,816
2.47%, 06/30/16	1,053	982
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	648	628
Nalco Comp. Term Loan B-1
4.50%, 10/06/17	72	72
4.50%, 10/06/17	1,918	1,905
NewPage Corp. Term Loan, 8.00%, 03/07/13	1,000	994
OM Group Inc. Term Loan B, 5.75%, 10/03/11	2,825	2,799
OMNOVA Solutions Inc. Term Loan, 5.75%, 04/25/17	1,985	1,914
Pelican Products Inc. Term Loan, 5.00%, 03/07/17	557	535
Rock-Tenn Company Term Loan B, 3.50%, 05/27/18	1,482	1,468
Sealed Air Corp. Term Loan, 4.75%, 10/13/18	500	500
Solutia Inc. Term Loan 1, 3.50%, 08/01/17	2,073	2,024
Styron S.A.R.L. LLC Term Loan B, 6.00%, 08/02/17	3	2
Styron S.A.R.L. Replacement Term Loan, 6.00%, 08/02/17	2,987	2,683
Univar Inc. Term Loan B, 5.00%, 06/30/17	2,828	2,647

		35,014
TELECOMMUNICATION SERVICES - 4.7%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,990	1,906
Global Tel*Link Corp. Term Loan, 5.00%, 11/10/16	2,169	2,092
Intelsat Jackson Holdings Term Loan B, 5.25%, 04/02/18	2,993	2,850

	Shares/Par (p)	Value
IPC Information Systems LLC 1st Lien Term Loan
2.50%, 05/31/14	586	541
2.50%, 05/31/14	414	382
Level 3 Communications Inc. Term Loan B-2, 5.75%, 09/01/18	2,000	1,893
nTelos Inc. Term Loan B, 4.00%, 08/07/15	1,990	1,928
SBA Senior Finance II LLC Term Loan, 3.75%, 09/30/11	3	2
Syniverse Holdings Inc. Term Loan, 5.25%, 12/21/17	1,990	1,955
Targus Information Corp. Initial Term Loan, 7.00%, 12/29/16	944	930
Telcordia Technologies Inc. Term Loan, 6.75%, 04/30/16	1,738	1,728
Telesat LLC U.S. Term Loan I
3.23%, 10/31/14	921	892
3.23%, 10/31/14	1,830	1,772
Telesat LLC U.S. Term Loan II
3.23%, 10/31/14	79	77
3.23%, 10/31/14	157	152
TowerCo Finance LLC Term Loan, 5.25%, 02/02/17	249	243
Transaction Network Services 1st Lien Term Loan, 6.00%, 11/18/15	1,591	1,587
Transaction Network Services New Term Loan 1, 6.00%, 11/18/15	301	300

		21,230
UTILITIES - 3.0%
Aes Corp. Term Loan B, 4.25%, 06/08/18	2,985	2,915
Calpine Corp. B-2 Term Loan, 4.50%, 04/01/18	500	470
Calpine Corp. Term Loan, 4.50%, 03/07/18	1,995	1,874
GenOn Energy Inc. Term Loan B, 6.00%, 09/30/11	3,000	2,938
NRG Energy Inc. Term Loan B
4.00%, 09/30/11	875	854
4.00%, 10/03/11	1,125	1,098
SunCoke Energy Inc. Term Loan B, 4.06%, 09/30/11	2,250	2,216
Texas Competitive Electric Holdings Extended Term Loan, 4.72%, 10/10/17	1,923	1,279

		13,644

Total Variable Rate Senior Loan Interests (cost $416,543)		397,287

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,000	850

Total Other Equity Interests (cost $1,118)		850

SHORT TERM INVESTMENTS - 3.9%
Investment Companies - 3.9%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	17,717	17,717

Total Short Term Investments (cost $17,717)		17,717

Total Investments - 99.9% (cost $472,123)		449,998
Other Assets and Liabilities, Net - 0.1%		499

Total Net Assets - 100.0%		$450,497

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/PPM America High Yield Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.1%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,494	$1,669
American Airlines Pass-Through Trust, 10.38%, 07/02/19 (e)	1,305	1,416
Banc of America Commercial Mortgage Inc. REMIC
5.68%, 07/10/46	1,305	1,218
5.48%, 01/15/49 (i)	3,000	2,622
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	328
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.94%, 09/11/38 (i)	1,000	790
Citigroup Commercial Mortgage Trust REMIC, 5.89%, 06/10/17 (i)	1,905	1,756
Credit Suisse Mortgage Capital Certificates REMIC
5.59%, 02/15/39 (i)	1,085	1,040
5.59%, 02/15/39 (i)	550	456
5.34%, 12/15/39	112	100
6.32%, 09/15/40 (i)	2,000	1,128
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,704
Delta Air Lines Inc. Pass-Through Trust
6.38%, 07/02/17	1,000	900
7.75%, 06/17/21	1,547	1,624
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC, 5.50%, 02/12/17 (i)	2,000	1,160
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.10%, 06/12/46 (i)	515	488
United Air Lines Inc., 10.40%, 11/01/16	3,521	3,803

Total Non-U.S. Government Agency Asset- Backed Securities (cost $20,521)		23,202

CORPORATE BONDS AND NOTES - 89.2%
CONSUMER DISCRETIONARY - 24.8%
Affinion Group Holdings Inc., 11.63%, 11/15/15 (e)	4,000	3,080
Allbritton Communications Co., 8.00%, 05/15/18	2,929	2,753
Allison Transmission Inc., 7.13%, 05/15/19 (r)	2,419	2,189
AMC Entertainment Inc., 9.75%, 12/01/20	5,429	4,913
Ameristar Casinos Inc., 7.50%, 04/15/21 (e) (r)	4,747	4,593
Armored Autogroup Inc., 9.25%, 11/01/18 (r)	2,000	1,605
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	6,217
Beazer Homes USA Inc.
9.13%, 06/15/18	1,000	615
9.13%, 05/15/19 (e)	6,909	4,387
Belo Corp.
8.00%, 11/15/16	393	415
7.25%, 09/15/27 (e)	3,000	2,482
Blue Merger Sub Inc., 7.63%, 02/15/19 (e) (r)	4,950	4,183
Boyd Gaming Corp., 9.13%, 12/01/18 (e) (r)	3,183	2,618
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (e) (r)	495	499
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,041
7.75%, 04/15/18	512	517
8.00%, 04/15/20 (e)	313	318
CCH II LLC, 13.50%, 11/30/16	1,467	1,672
CCO Holdings LLC, 7.00%, 01/15/19 (e)	3,143	3,049

	Shares/Par (p)	Value
CityCenter Holdings LLC
7.63%, 01/15/16 (e) (r)	4,709	4,426
10.75%, 01/15/17 (e) (r)	1,508	1,369
CKE Restaurants Inc., 11.38%, 07/15/18 (e)	3,256	3,386
Cooper-Standard Automotive Inc., 8.50%, 05/01/18 (e)	820	836
Crown Media Holdings Inc., 10.50%, 07/15/19 (r)	1,800	1,782
Delphi Corp., 6.13%, 05/15/21 (e) (r)	7,389	6,872
Diversey Inc., 8.25%, 11/15/19 (e)	767	915
Dollar General Corp., 11.88%, 07/15/17	1,373	1,517
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	4,712
Dynacast International LLC, 9.25%, 07/15/19 (r)	4,000	3,620
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,463
Ford Motor Co., 7.45%, 07/16/31 (e)	9,000	10,160
Gymboree Corp., 9.13%, 12/01/18 (e)	2,000	1,480
Hanesbrands Inc.
8.00%, 12/15/16	370	391
6.38%, 12/15/20 (e)	1,100	1,067
Harrah's Operating Co. Inc.
5.38%, 12/15/13	4,500	3,971
10.75%, 02/01/16	1,000	725
11.25%, 06/01/17 (e)	1,291	1,302
10.00%, 12/15/18 (e)	2,000	1,190
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,315
J.C. Penney Co. Inc.
6.88%, 10/15/15	1,000	1,038
5.65%, 06/01/20 (e)	2,488	2,332
6.38%, 10/15/36	511	429
Jarden Corp., 6.13%, 11/15/22 (e)	857	838
Kabel BW Erste Beteiligungs GmbH, 7.50%, 03/15/19 (e) (r)	5,159	5,017
Lear Corp.
7.88%, 03/15/18	1,591	1,639
8.13%, 03/15/20 (e)	955	1,003
Lennar Corp., 12.25%, 06/01/17	2,000	2,200
Levi Strauss & Co.
8.88%, 04/01/16 (e)	2,000	2,020
7.63%, 05/15/20 (e)	1,812	1,685
Libbey Glass Inc., 10.00%, 02/15/15	519	544
Live Nation Entertainment Inc., 8.13%, 05/15/18 (r)	574	551
Ltd Brands Inc., 6.63%, 04/01/21	5,960	6,005
MCE Finance Ltd., 10.25%, 05/15/18	3,000	3,180
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,461
Meritage Homes Corp., 6.25%, 03/15/15	2,000	1,920
MGM Resorts International
6.75%, 04/01/13 (e)	2,600	2,522
7.63%, 01/15/17 (e)	925	793
11.38%, 03/01/18 (e)	2,000	2,000
9.00%, 03/15/20	329	342
Michaels Stores Inc., 7.75%, 11/01/18 (e)	2,000	1,870
MTR Gaming Group Inc., 11.50%, 08/01/19 (e) (r)	6,000	4,815
NCL Corp. Ltd., 9.50%, 11/15/18 (r)	920	929
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,247
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,053
10.50%, 12/31/49 (i)	808	829
Nielsen Finance LLC
11.50%, 05/01/16 (e)	288	327
7.75%, 10/15/18 (e)	3,019	3,079

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	3,620
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,270
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	3,125	3,125
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	334
Pittsburgh Glass Works LLC, 8.50%, 04/15/16 (r)	5,616	5,167
QVC Inc., 7.50%, 10/01/19 (r)	2,649	2,821
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,183
Reynolds Group Inc. 7.13%, 04/15/19 (r)	948	882
9.00%, 04/15/19 (e) (r)	1,538	1,307
Reynolds Group Issuer Inc., 8.25%, 02/15/21 (r)	4,000	3,160
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,544
Sally Holdings LLC, 10.50%, 11/15/16	1,500	1,549
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,183
Seminole Indian Tribe of Florida, 7.75%, 10/01/17 (e) (r)	2,583	2,596
ServiceMaster Co., 10.75%, 07/15/15 (e) (r)	3,000	3,030
Seven Seas Cruises S. DE R.L. LLC, 9.13%, 05/15/19 (e) (r)	3,500	3,465
Shea Homes LP, 8.63%, 05/15/19 (r)	6,338	5,197
Sheraton Holding Corp., 7.38%, 11/15/15 (e)	1,000	1,078
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (r)	4,000	2,340
Sirius XM Radio Inc.
8.75%, 04/01/15 (r)	3,000	3,247
9.75%, 09/01/15 (r)	1,000	1,083
Standard Pacific Corp.
8.38%, 05/15/18 (e)	983	836
8.38%, 01/15/21 (e)	4,000	3,290
Station Casinos Inc.
6.50%, 02/01/14 (c) (d) (f)	1,000	—
6.88%, 03/01/16 (c) (d) (f)	2,175	—
6.63%, 03/15/18 (c) (d) (f)	50	—
Tenneco Inc.
7.75%, 08/15/18	508	511
6.88%, 12/15/20 (e)	2,211	2,145
Ticketmaster Entertainment Inc., 10.75%, 08/01/16	1,125	1,181
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	2,970
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,575
8.88%, 12/01/17 (e) (r)	2,000	2,130
Universal City Development Partners Ltd.
8.88%, 11/15/15	546	592
10.88%, 11/15/16 (e)	271	316
Univision Communications Inc.
7.88%, 11/01/20 (e) (r)	1,447	1,357
8.50%, 05/15/21 (e) (r)	6,355	4,957
UPC Germany GmbH, 8.13%, 12/01/17 (r)	2,000	2,000
UPC Holding BV, 9.88%, 04/15/18 (e) (r)	1,573	1,573
Virgin Media Finance Plc
9.50%, 08/15/16 (e)	2,000	2,160
8.38%, 10/15/19 (e)	2,319	2,464
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,500
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,700
WMG Acquisition Corp., 11.50%, 10/01/18 (e) (r)	2,917	2,684
WMG Holdings Corp., 13.75%, 10/01/19 (r)	5,000	4,575

	Shares/Par (p)	Value
Wynn Las Vegas LLC, 7.75%, 08/15/20 (e)	1,680	1,764
YCC Holdings LLC, 10.25%, 02/15/16	947	805
Yonkers Racing Corp, 11.38%, 07/15/16 (e) (r)	3,635	3,708

		265,286
CONSUMER STAPLES - 2.9%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,449
Burger King Holdings Inc., 4.10%, 04/15/19 (e) (k) (r)	6,700	3,668
Dole Food Co. Inc., 8.00%, 10/01/16 (e) (r)	345	353
New Albertson's Inc.
7.75%, 06/15/26 (e)	1,000	820
8.00%, 05/01/31 (e)	1,000	790
Pernod-Ricard SA, 5.75%, 04/07/21 (e) (r)	5,368	5,884
Reynolds Group Issuer Inc.
9.88%, 08/15/19 (e) (r)	4,000	3,520
6.88%, 02/15/21 (r)	1,435	1,291
Rite Aid Corp.
9.50%, 06/15/17	1,000	790
10.25%, 10/15/19 (e)	1,000	1,042
8.00%, 08/15/20 (e)	2,000	2,085
Smithfield Foods Inc., 10.00%, 07/15/14	857	973
Spectrum Brands Holdings Inc., 9.50%, 06/15/18	2,070	2,205
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,172
Tyson Foods Inc., 10.50%, 03/01/14	929	1,073
Yankee Acquisition Corp.
8.50%, 02/15/15 (e)	2,000	1,920
9.75%, 02/15/17	250	231

		31,266
ENERGY - 11.7%
Antero Resources Finance Corp., 7.25%, 08/01/19 (e) (r)	2,055	1,952
Aquilex Holdings LLC, 11.13%, 12/15/16	3,225	1,419
Arch Coal Inc.
7.25%, 10/01/20	1,302	1,250
7.25%, 06/15/21 (r)	4,090	3,937
Bill Barrett Corp., 7.63%, 10/01/19	1,650	1,621
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,668
Calumet Specialty Products Partners LP
9.38%, 05/01/19 (e) (r)	4,766	4,432
9.38%, 05/01/19 (r)	3,125	2,875
Chaparral Energy Inc., 9.88%, 10/01/20	3,636	3,636
Chesapeake Energy Corp.
6.88%, 08/15/18 (e)	1,824	1,879
6.13%, 02/15/21 (e)	4,433	4,466
Chesapeake Midstream Partners LP, 5.88%, 04/15/21 (r)	1,320	1,254
Clayton Williams Energy Inc., 7.75%, 04/01/19 (r)	2,857	2,457
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	1,990	2,070
Consol Energy Inc.
8.00%, 04/01/17	718	750
8.25%, 04/01/20	1,191	1,254
6.38%, 03/01/21 (r)	667	644
Copano Energy LLC, 7.13%, 04/01/21	1,684	1,646
Denbury Resources Inc.
9.75%, 03/01/16 (e)	1,251	1,351
6.38%, 08/15/21 (e)	2,302	2,233
Dresser-Rand Group Inc., 6.50%, 05/01/21 (r)	2,100	1,974
El Paso Corp.
7.80%, 08/01/31	2,460	2,859

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
7.75%, 01/15/32	3,430	3,973
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	7,705
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	891
7.03%, 01/15/68 (i)	3,700	3,751
Hilcorp Energy Co., 8.00%, 02/15/20 (r)	2,000	2,035
Holly Corp., 9.88%, 06/15/17	1,000	1,080
Hornbeck Offshore Services Inc., 8.00%, 09/01/17 (e)	3,000	2,985
Linn Energy LLC, 6.50%, 05/15/19 (r)	3,572	3,286
MarkWest Energy Partners LP, 8.75%, 04/15/18	1,517	1,616
Newfield Exploration Co.
6.88%, 02/01/20 (e)	3,430	3,533
5.75%, 01/30/22 (e)	2,242	2,217
NXP BV, 9.75%, 08/01/18 (e) (r)	2,000	2,090
Overseas Shipholding Group Inc, 7.50%, 02/15/24 (e)	3,000	2,002
Penn Virginia Corp., 7.25%, 04/15/19 (e)	2,306	2,133
Plains Exploration & Production Co., 6.63%, 05/01/21 (e)	2,445	2,399
Precision Drilling Corp., 6.63%, 11/15/20 (e)	4,650	4,534
Pride International Inc., 6.88%, 08/15/20	2,970	3,427
QEP Resources Inc., 6.88%, 03/01/21	1,160	1,212
Quicksilver Resources Inc.
11.75%, 01/01/16	1,944	2,100
7.13%, 04/01/16 (e)	3,428	3,017
Range Resources Corp., 5.75%, 06/01/21 (e)	5,144	5,337
SandRidge Energy Inc.
8.00%, 06/01/18 (e) (r)	1,160	1,090
8.75%, 01/15/20	1,275	1,250
7.50%, 03/15/21 (e) (r)	2,049	1,885
SESI LLC, 6.38%, 05/01/19 (r)	3,067	2,960
Targa Resources Partners LP
8.25%, 07/01/16	1,000	1,040
6.88%, 02/01/21 (r)	1,342	1,288
Teekay Corp., 8.50%, 01/15/20 (e)	459	439
Tesoro Corp.
6.50%, 06/01/17	2,000	1,990
9.75%, 06/01/19 (e)	378	408
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15 (e)	2,000	740
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,264

		125,304
FINANCIALS - 9.7%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	5,932
Ally Financial Inc.
6.75%, 12/01/14	3,000	2,869
8.00%, 11/01/31	2,000	1,755
BAC Capital Trust VI, 5.63%, 03/08/35	4,000	2,864
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	1,500	1,275
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,909
CIT Group Inc.
7.00%, 05/02/16 (e) (r)	5,000	4,850
7.00%, 05/02/17 (r)	11,000	10,670
Citigroup Capital XXI, 8.30%, 12/21/57 (i)	2,050	2,009
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,170	2,773
CNO Financial Group Inc., 9.00%, 01/15/18 (e) (r)	1,242	1,285
Ford Motor Credit Co. LLC
5.00%, 05/15/18	7,244	6,997
8.13%, 01/15/20 (e)	1,053	1,195
5.88%, 08/02/21 (e)	1,478	1,470

	Shares/Par (p)	Value
Genworth Financial Inc.
8.63%, 12/15/16	1,416	1,397
7.63%, 09/24/21 (e)	2,466	2,125
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	2,966
5.75%, 05/15/16 (e)	2,881	2,561
8.75%, 03/15/17 (e)	6,179	6,210
6.25%, 05/15/19	2,490	2,164
8.25%, 12/15/20 (e)	3,003	2,943
Liberty Mutual Group Inc., 7.80%, 03/15/37 (e) (i) (r)	2,300	2,012
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	6,000	5,010
Petroplus Finance Ltd., 9.38%, 09/15/19 (e) (r)	1,179	1,008
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,089
SLM Corp., 6.25%, 01/25/16 (e)	6,715	6,591
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	3,600
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	3,969	3,429
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,121
Washington Mutual Bank, 6.88%, 06/15/13 (c) (d)	1,500	2
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	2,993
Wells Fargo Capital XIII, 7.70%, (callable at 100 beginning 03/26/13) (m)	2,000	2,000
Weyerhaeuser Co., 7.38%, 03/15/32	3,000	2,992

		104,067
HEALTH CARE - 5.8%
American Renal Holdings, 8.38%, 05/15/18 (e)	427	429
Biomet Inc., 10.38%, 10/15/17 (e)	2,000	2,050
Community Health Systems Inc., 8.88%, 07/15/15 (e)	2,733	2,685
DJO Finance LLC, 7.75%, 04/15/18 (r)	4,421	3,780
Endo Pharmaceuticals Holdings Inc.
7.00%, 12/15/20 (r)	2,260	2,266
7.25%, 01/15/22 (e) (r)	1,454	1,458
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,334
5.75%, 02/15/21 (r)	3,667	3,539
HCA Inc.
6.25%, 02/15/13	2,234	2,265
5.75%, 03/15/14	3,561	3,472
6.50%, 02/15/16 (e)	4,000	3,820
6.50%, 02/15/20	2,571	2,513
Healthsouth Corp.
7.25%, 10/01/18 (e)	1,700	1,615
8.13%, 02/15/20	2,000	1,875
IASIS Healthcare LLC, 8.38%, 05/15/19 (r)	2,800	2,268
IVD Acquisition Corp., 11.13%, 08/15/19 (e) (r)	2,400	2,334
Mylan Inc., 7.88%, 07/15/20 (r)	2,216	2,316
Omnicare Inc., 7.75%, 06/01/20 (e)	2,032	2,073
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,368
Radnet Management Inc., 10.38%, 04/01/18	5,000	4,625
Res-Care Inc., 10.75%, 01/15/19	3,555	3,448
US Oncology Escrow, 0.00%, 02/16/47	828	6
Valeant Pharmaceuticals International
6.75%, 10/01/17 (e) (r)	2,804	2,583
6.88%, 12/01/18 (r)	2,642	2,391
Vanguard Health Holding Co. II LLC, 8.00%, 02/01/18 (e)	4,679	4,293

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	536

		62,342
INDUSTRIALS - 8.5%
ACCO Brands Corp., 10.63%, 03/15/15	469	504
AE Escrow Corp., 9.75%, 03/15/20 (r)	4,200	4,032
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	2,850
Aircastle Ltd., 9.75%, 08/01/18 (e)	5,000	5,150
American Commercial Lines Inc., 10.63%, 02/15/16 (e) (r)	4,439	3,462
ARAMARK Corp.
3.75%, 02/01/15 (i)	220	204
8.63%, 05/01/16 (e) (r)	4,967	4,892
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,406
Blue Merger Sub Inc., 8.25%, 06/01/19 (r)	3,333	3,000
Bombardier Inc., 7.50%, 03/15/18 (e) (r)	2,730	2,880
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,308	2,193
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,180
Columbus McKinnon Corp., 7.88%, 02/01/19	2,000	1,940
Ducommun Inc., 9.75%, 07/15/18 (r)	5,081	5,081
DynCorp International Inc., 10.38%, 07/01/17 (e)	6,619	5,775
EnergySolutions Inc., 10.75%, 08/15/18	5,150	5,150
FGI Operating Co. Inc., 10.25%, 08/01/15 (e)	571	594
Florida East Coast Railway Corp.
8.13%, 02/01/17 (e)	2,296	2,227
10.50%, 08/01/17	1,053	990
Hertz Corp., 6.75%, 04/15/19 (e)	7,188	6,523
Interactive Data Corp., 10.25%, 08/01/18	730	785
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	2,947
Iron Mountain Inc., 7.75%, 10/01/19	5,000	4,962
L-3 Communications Corp., 6.38%, 10/15/15	1,000	1,021
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	2,040
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	1,782	1,613
Nortek Inc., 8.50%, 04/15/21 (e) (r)	2,150	1,731
Owens Corning, 9.00%, 06/15/19	1,383	1,633
Polymer Group Inc., 7.75%, 02/01/19 (r)	530	529
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	502
TransUnion LLC, 11.38%, 06/15/18 (e)	2,006	2,182
Trimas Corp., 9.75%, 12/15/17	2,500	2,613
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,923	1,764
Western Express Inc., 12.50%, 04/15/15 (e) (r)	4,000	2,680

		91,035
INFORMATION TECHNOLOGY - 4.1%
Amkor Technology Inc., 6.63%, 06/01/21 (e) (r)	6,404	5,732
Equinix Inc., 7.00%, 07/15/21	5,250	5,230
First Data Corp.
9.88%, 09/24/15 (e)	171	143
10.55%, 09/24/15 (e)	248	206
7.38%, 06/15/19 (e) (r)	4,107	3,645
8.25%, 01/15/21 (r)	2,813	2,222
12.63%, 01/15/21 (r)	1,813	1,342
Freescale Semiconductor Inc.
8.05%, 02/01/20 (e)	4,308	3,899
10.75%, 08/01/20 (e)	5,321	5,321
Jabil Circuit Inc., 5.63%, 12/15/20	2,430	2,369
Sanmina-SCI Corp., 8.13%, 03/01/16 (e)	683	688
Seagate HDD Cayman, 7.75%, 12/15/18 (r)	4,734	4,639
Seagate Technology Plc, 7.00%, 11/01/21 (e) (r)	1,388	1,277

	Shares/Par (p)	Value
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	1,785
SunGard Data Systems Inc., 10.25%, 08/15/15 (e)	2,515	2,540
Unisys Corp., 12.75%, 10/15/14 (e) (r)	257	291
Viasat Inc., 8.88%, 09/15/16	628	638
Viasystems Group Inc., 12.00%, 01/15/15 (r)	2,000	2,140

		44,107
MATERIALS - 9.2%
AEP Industries Inc., 8.25%, 04/15/19	1,200	1,131
American Rock Salt Co. LLC, 8.25%, 05/01/18 (r)	2,000	1,750
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (e) (r)	833	750
Atkore International Inc., 9.88%, 01/01/18 (r)	4,000	3,620
Ball Corp., 5.75%, 05/15/21 (e)	410	399
Berry Plastics Corp.
9.50%, 05/15/18 (e)	2,000	1,700
9.75%, 01/15/21 (e)	4,000	3,400
Building Materials Corp. of America
6.88%, 08/15/18 (e) (r)	1,582	1,534
7.00%, 02/15/20 (e) (r)	658	656
7.50%, 03/15/20 (r)	1,172	1,172
BWAY Holdings Co., 10.00%, 06/15/18 (e)	967	1,015
BWAY Parent Co. Inc., 10.13%, 11/01/15	3,168	3,057
Celanese US Holdings LLC, 5.88%, 06/15/21 (e)	1,778	1,751
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	4,652
Cemex SAB de CV, 9.00%, 01/11/18 (r)	1,552	1,051
Crown Americas LLC, 6.25%, 02/01/21 (e) (r)	6,176	6,176
Exopack Holding Corp., 10.00%, 06/01/18 (r)	6,000	5,610
Ferrexpo Finance Plc, 7.88%, 04/07/16 (e) (r)	3,000	2,595
FMG Resources August 2006 Pty Ltd., 6.88%, 02/01/18 (e) (r)	4,270	3,758
Georgia-Pacific LLC, 7.13%, 01/15/17 (r)	4,000	4,192
Gerdau Holdings Inc., 5.75%, 01/30/21 (r)	5,020	4,756
Graphic Packaging International Corp., 7.88%, 10/01/18	475	487
Hanson Ltd., 6.13%, 08/15/16	1,231	1,237
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,624
Hexion US Finance Corp.
8.88%, 02/01/18 (e)	1,641	1,354
9.00%, 11/15/20	2,000	1,465
Huntsman International LLC, 8.63%, 03/15/20 (e)	769	748
Ineos Finance Plc, 9.00%, 05/15/15 (e) (r)	708	673
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	2,000	1,480
LBI Escrow Corp., 8.00%, 11/01/17 (e) (r)	4,215	4,542
Mercer International Inc., 9.50%, 12/01/17 (e)	2,000	1,965
Mirabela Nickel Ltd., 8.75%, 04/15/18 (e) (r)	2,847	2,306
Momentive Performance Materials Inc., 9.00%, 01/15/21	3,000	2,055
Novelis Inc., 8.75%, 12/15/20	7,000	6,860
Omnova Solutions Inc., 7.88%, 11/01/18	3,066	2,483
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,050
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,496
Radnor Holdings Corp., 11.00%, 06/15/13 (c) (d) (f)	100	—
Sealed Air Corp.
8.13%, 09/15/19 (r)	1,190	1,202
8.38%, 09/15/21 (r)	1,017	1,027
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	552
Steel Dynamics Inc., 6.75%, 04/01/15	2,000	1,965

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Verso Paper Holdings LLC
11.50%, 07/01/14	1,800	1,872
11.38%, 08/01/16 (e)	1,000	725
8.75%, 02/01/19 (e)	2,583	1,782
Vulcan Materials Co., 7.50%, 06/15/21 (e)	1,333	1,244

		98,920
TELECOMMUNICATION SERVICES - 6.8%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,353
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	5,312	4,714
Clearwire Communications LLC, 12.00%, 12/01/17 (e) (r)	6,167	3,716
EH Holding Corp., 7.63%, 06/15/21 (e) (r)	6,734	6,481
Frontier Communications Corp.
8.25%, 04/15/17 (e)	938	910
8.13%, 10/01/18 (e)	882	864
7.13%, 03/15/19 (e)	620	591
8.50%, 04/15/20 (e)	3,244	3,147
Inmarsat Finance Plc, 7.38%, 12/01/17 (e) (r)	781	783
Intelsat Jackson Holding Ltd., 7.25%, 10/15/20 (e) (r)	1,990	1,836
Intelsat Jackson Holdings SA, 7.25%, 04/01/19 (r)	1,846	1,712
Intelsat Luxembourg SA, 11.25%, 02/04/17 (e)	7,500	6,506
ITC Deltacom Inc., 10.50%, 04/01/16	3,000	3,060
Level 3 Communications Inc., 11.88%, 02/01/19 (r)	2,000	1,900
Level 3 Escrow Inc., 8.13%, 07/01/19 (r)	2,665	2,355
Nextel Communications Inc.
6.88%, 10/31/13 (e)	371	361
5.95%, 03/15/14	2,629	2,465
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,235
7.13%, 04/01/18	1,844	1,807
Santander Holdings USA Inc., 4.63%, 04/19/16 (e)	1,100	1,060
Sprint Capital Corp.
6.90%, 05/01/19 (e)	1,666	1,433
6.88%, 11/15/28	6,141	4,590
Sprint Nextel Corp., 6.00%, 12/01/16	2,654	2,282
Syniverse Holdings Inc., 9.13%, 01/15/19 (e)	1,960	1,921
Telesat Canada
11.00%, 11/01/15 (e)	2,000	2,140
12.50%, 11/01/17	500	560
West Corp., 7.88%, 01/15/19	5,488	5,159
Windstream Corp., 7.75%, 10/15/20	5,333	5,200

		72,141
UTILITIES - 5.7%
AES Corp.
9.75%, 04/15/16 (e)	1,355	1,457
8.00%, 10/15/17	2,000	2,010
8.00%, 06/01/20	2,000	2,000
7.38%, 07/01/21 (e) (r)	3,367	3,182
Calpine Corp.
7.88%, 07/31/20 (r)	3,000	2,895
7.88%, 01/15/23 (e) (r)	4,149	4,004
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,596
Dolphin Subsidiary II Inc., 7.25%, 10/15/21 (r)	3,214	3,118
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (e) (r)	5,555	5,629
Dynegy Holdings Inc., 7.75%, 06/01/19 (e)	3,500	2,117
Dynegy Inc. 1st Lien Term Loan
9.86%, 08/04/16 (i)	2,500	2,453
9.86%, 08/04/16 (i)	1,500	1,453
Edison Mission Energy, 7.00%, 05/15/17 (e)	2,900	1,725

	Shares/Par (p)	Value
Energy Future Holdings Corp.
10.88%, 11/01/17	688	554
11.25%, 11/01/17 (e)	745	622
10.00%, 12/01/20 (e)	1,380	1,346
GenOn Energy Inc., 9.88%, 10/15/20 (e)	5,956	5,569
GenOn Escrow Corp. Term Loan B, 6.00%, 09/20/17 (i)	3,166	3,101
Ipalco Enterprises Inc., 7.25%, 04/01/16 (r)	800	822
IPALCO Enterprises Inc., 5.00%, 05/01/18 (r)	1,898	1,737
NRG Energy Inc.
7.63%, 01/15/18 (e) (r)	4,825	4,487
7.88%, 05/15/21 (e) (r)	835	764
Puget Energy Inc., 6.00%, 09/01/21	4,669	4,631
RRI Energy Inc., 7.88%, 06/15/17 (e)	1,500	1,380
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan 4.69%, 10/10/17 (i)	3,758	2,501

		61,152

Total Corporate Bonds and Notes (cost $1,002,579)		955,620

COMMON STOCKS - 2.5%
CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A (c)	150	3,759
Home Interior Gift Inc. (c) (f) (q)	429	—

		3,759
CONSUMER STAPLES - 0.3%
B&G Foods Inc.	200	3,336
ENERGY - 0.5%
Chesapeake Energy Corp.	14	366
Inergy LP	95	2,377
Linn Energy LLC	80	2,853

		5,596
FINANCIALS - 0.8%
JPMorgan Chase & Co.	135	4,066
Wells Fargo & Co.	175	4,221

		8,287
HEALTH CARE - 0.2%
DaVita Inc. (c)	35	2,193
MATERIALS - 0.1%
Applied Extrusion Technologies Inc. - Class B (c) (f) (q)	3	—
Rock-Tenn Co.	14	660

		660
TELECOMMUNICATION SERVICES - 0.3%
Manitoba Telecom Services Inc. (q)	1	16
Windstream Corp. (e)	240	2,799

		2,815

Total Common Stocks (cost $27,827)		26,646

PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 12/31/11) (m) (r)	1	679
Ally Financial Inc., 8.50%, (callable at 25 beginning 05/15/16) (m)	480	8,376
Citigroup Capital XIII, 7.88%, (callable at 25 on 10/30/15) (m)	191	5,044
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	100

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	36
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (e) (m)	40	78
Wells Fargo Capital XII, 7.88%, (callable at 25 beginning 03/15/13) (m)	18	464

Total Preferred Stocks (cost $20,412)		14,777

INVESTMENT COMPANIES - 0.6%
Eaton Vance Senior Floating-Rate Trust	150	2,131
Invesco Van Kampen Senior Income Trust	400	1,688
Pimco Floating Rate Strategy Fund	267	2,339

Total Investment Companies (cost $5,446)		6,158

OTHER EQUITY INTERESTS - 0.1%
Stone Container Finance Co., 7.38%, 07/15/14 (f) (u)	1,375	—
Wind Acquisition Finance SA, 11.75%, 07/15/17 (r) (u)	1,113	946

Total Other Equity Interests (cost $1,102)		946

SHORT TERM INVESTMENTS - 30.5%
Investment Companies - 2.8%
JNL Money Market Fund, 0.02% (a) (h)	30,361	30,361

Securities Lending Collateral - 27.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	296,142	296,142
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	516	500

		296,642

Total Short Term Investments (cost $327,019)		327,003

Total Investments - 126.4% (cost $1,404,906)		1,354,352
Other Assets and Liabilities, Net - (26.4%)		(282,731)

Total Net Assets - 100.0%		$1,071,621

JNL/PPM America Mid Cap Value Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 13.6%
Bally Technologies Inc. (c) (e)	58	$1,554
Best Buy Co. Inc. (e)	55	1,282
Macy’s Inc.	95	2,495
Meredith Corp. (e)	93	2,115
Newell Rubbermaid Inc.	219	2,594
Royal Caribbean Cruises Ltd.	60	1,298
Skechers U.S.A. Inc. - Class A (c)	103	1,439
Viacom Inc. - Class B	25	961

		13,738
CONSUMER STAPLES - 3.4%
Corn Products International Inc.	62	2,429
SUPERVALU Inc. (e)	147	982

		3,411
ENERGY - 8.9%
Comstock Resources Inc. (c) (e)	117	1,812
Diamond Offshore Drilling Inc. (e)	35	1,938
Helix Energy Solutions Group Inc. (c)	135	1,771

	Shares/Par (p)	Value
National Oilwell Varco Inc.	23	1,157
Patterson-UTI Energy Inc.	134	2,329

		9,007
FINANCIALS - 14.6%
Allstate Corp.	90	2,141
American Financial Group Inc.	87	2,694
Astoria Financial Corp.	305	2,348
Hartford Financial Services Group Inc.	153	2,468
Lincoln National Corp.	160	2,504
Reinsurance Group of America Inc.	55	2,513

		14,668
HEALTH CARE - 8.7%
CIGNA Corp.	61	2,575
LifePoint Hospitals Inc. (c)	65	2,374
Owens & Minor Inc.	58	1,660
Teleflex Inc.	40	2,162

		8,771
INDUSTRIALS - 24.5%
Belden Inc.	38	967
Con-Way Inc.	90	1,983
Esterline Technologies Corp. (c)	47	2,431
GATX Corp.	64	1,980
Goodrich Corp.	18	2,172
Kennametal Inc.	82	2,695
Lincoln Electric Holdings Inc.	88	2,550
SkyWest Inc.	89	1,020
Spirit Aerosystems Holdings Inc. (c)	161	2,565
Steelcase Inc. - Class A	263	1,662
Terex Corp. (c)	201	2,061
Textron Inc.	146	2,568

		24,654
INFORMATION TECHNOLOGY - 12.3%
Applied Materials Inc.	155	1,604
Avnet Inc. (c)	94	2,449
Computer Sciences Corp.	78	2,097
Fairchild Semiconductor International Inc. (c)	219	2,362
Omnivision Technologies Inc. (c)	95	1,337
Teradyne Inc. (c)	226	2,487

		12,336
MATERIALS - 9.2%
Allegheny Technologies Inc.	25	939
Nucor Corp.	34	1,063
Olin Corp.	110	1,972
PPG Industries Inc.	15	1,046
Reliance Steel & Aluminum Co.	70	2,381
Steel Dynamics Inc.	191	1,895

		9,296
UTILITIES - 4.3%
Edison International	69	2,647
Westar Energy Inc.	63	1,654

		4,301

Total Common Stocks (cost $132,648)		100,182

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 6.5%
Securities Lending Collateral - 6.5%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	6,568	6,568

Total Short Term Investments (cost $6,568)		6,568

Total Investments - 106.0% (cost $139,216)		106,750
Other Assets and Liabilities, Net - (6.0%)		(6,063)

Total Net Assets - 100.0%		$100,687

JNL/PPM America Small Cap Value Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 18.1%
Bally Technologies Inc. (c)	57	$1,524
Bob Evans Farms Inc.	52	1,492
Columbia Sportswear Co.	31	1,457
Jakks Pacific Inc.	80	1,508
K-Swiss Inc. - Class A (c) (e)	137	583
Meredith Corp. (e)	70	1,585
Skechers U.S.A. Inc. - Class A (c)	84	1,183
Superior Industries International Inc. (e)	104	1,607

		10,939
CONSUMER STAPLES - 6.8%
Corn Products International Inc.	22	879
Cott Corp. (c)	231	1,573
Hain Celestial Group Inc. (c)	31	941
SUPERVALU Inc. (e)	110	734

		4,127
ENERGY - 8.0%
Comstock Resources Inc. (c)	89	1,379
Helix Energy Solutions Group Inc. (c)	105	1,378
Hercules Offshore Inc. (c)	348	1,016
Patterson-UTI Energy Inc.	60	1,044

		4,817
FINANCIALS - 12.2%
American Financial Group Inc.	26	799
Astoria Financial Corp.	184	1,413
Delphi Financial Group Inc. - Class A	73	1,577
Independent Bank Corp. (e)	74	1,615
Reinsurance Group of America Inc.	14	634
SeaBright Insurance Holdings Inc.	181	1,305

		7,343
HEALTH CARE - 8.3%
Greatbatch Inc. (c)	49	976
LifePoint Hospitals Inc. (c)	43	1,565
Owens & Minor Inc.	32	908

	Shares/Par (p)	Value
Teleflex Inc.	28	1,522

		4,971
INDUSTRIALS - 28.1%
Apogee Enterprises Inc.	176	1,511
Belden Inc.	57	1,473
Con-Way Inc.	70	1,547
Esterline Technologies Corp. (c)	28	1,472
GATX Corp.	38	1,187
GenCorp Inc. (c) (e)	377	1,691
Kennametal Inc.	46	1,519
Lincoln Electric Holdings Inc.	43	1,236
SkyWest Inc.	137	1,572
Spirit Aerosystems Holdings Inc. (c)	56	890
Steelcase Inc. - Class A	237	1,492
Terex Corp. (c)	131	1,340

		16,930
INFORMATION TECHNOLOGY - 12.1%
Benchmark Electronics Inc. (c)	118	1,536
Fairchild Semiconductor International Inc. (c)	134	1,443
Omnivision Technologies Inc. (c)	95	1,334
SYNNEX Corp. (c)	56	1,462
Teradyne Inc. (c)	139	1,532

		7,307
MATERIALS - 4.3%
Olin Corp.	83	1,498
Reliance Steel & Aluminum Co.	18	602
Steel Dynamics Inc.	52	516

		2,616
UTILITIES - 1.5%
Westar Energy Inc.	34	909

Total Common Stocks (cost $77,655)		59,959

SHORT TERM INVESTMENTS - 6.4%
Securities Lending Collateral - 6.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	3,839	3,839

Total Short Term Investments (cost $3,839)		3,839

Total Investments - 105.8% (cost $81,494)		63,798
Other Assets and Liabilities, Net - (5.8%)		(3,502)

Total Net Assets - 100.0%		$60,296

JNL/PPM America Value Equity Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 11.3%
Best Buy Co. Inc. (e)	46	$1,076
Comcast Corp. - Class A	113	2,364
Macy’s Inc.	81	2,132
Newell Rubbermaid Inc.	138	1,638
Royal Caribbean Cruises Ltd.	42	913
VF Corp.	8	1,021
Viacom Inc. - Class B	46	1,767

		10,911
CONSUMER STAPLES - 6.3%
Altria Group Inc.	96	2,565
Archer-Daniels-Midland Co.	83	2,057

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
CVS Caremark Corp.	42	1,424

		6,046
ENERGY - 11.9%
Apache Corp.	27	2,166
Chevron Corp.	26	2,406
ConocoPhillips	34	2,134
Diamond Offshore Drilling Inc. (e)	30	1,653
National Oilwell Varco Inc.	21	1,065
Occidental Petroleum Corp.	19	1,323
Patterson-UTI Energy Inc.	44	760

		11,507
FINANCIALS - 23.4%
Allstate Corp.	74	1,744
Bank of America Corp.	313	1,913
Goldman Sachs Group Inc.	23	2,175
Hartford Financial Services Group Inc.	137	2,214
JPMorgan Chase & Co.	76	2,295
Lincoln National Corp.	136	2,129
Morgan Stanley	165	2,222
PNC Financial Services Group Inc.	22	1,036
Travelers Cos. Inc.	48	2,324
U.S. Bancorp	86	2,029
Wells Fargo & Co.	103	2,487

		22,568
HEALTH CARE - 11.2%
CIGNA Corp.	56	2,365
Johnson & Johnson	24	1,504
Medtronic Inc.	61	2,034
Merck & Co. Inc.	77	2,506
Pfizer Inc.	137	2,419

		10,828
INDUSTRIALS - 11.2%
Caterpillar Inc.	30	2,215
Goodrich Corp.	17	2,003
Lockheed Martin Corp.	32	2,332
Spirit Aerosystems Holdings Inc. (c)	86	1,372
Terex Corp. (c)	72	738
Textron Inc.	123	2,161

		10,821
INFORMATION TECHNOLOGY - 15.6%
Applied Materials Inc.	168	1,743
Avnet Inc. (c)	46	1,210
Computer Sciences Corp.	49	1,321
Hewlett-Packard Co.	106	2,389
Intel Corp.	115	2,455
International Business Machines Corp.	12	2,013
Microsoft Corp.	96	2,387
Texas Instruments Inc.	56	1,492

		15,010
MATERIALS - 3.3%
Allegheny Technologies Inc.	22	799
Nucor Corp.	45	1,414
PPG Industries Inc.	14	975

		3,188
TELECOMMUNICATION SERVICES - 3.3%
AT&T Inc.	73	2,070
Verizon Communications Inc.	29	1,071

		3,141
UTILITIES - 2.1%
Edison International	53	2,020

	Shares/Par (p)	Value
Total Common Stocks (cost $105,394)		96,040

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 0.2%
JNL Money Market Fund, 0.02% (a) (h)	209	209
Securities Lending Collateral - 2.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	2,519	2,519
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	97	94

		2,613

Total Short Term Investments (cost $2,825)		2,822

Total Investments - 102.5% (cost $108,219)		98,862
Other Assets and Liabilities, Net - (2.5%)		(2,447)

Total Net Assets - 100.0%		$96,415

JNL/Red Rocks Listed Private Equity Fund
COMMON STOCKS - 98.5%
DIVERSIFIED - 5.9%
Holding Companies - Diversified - 5.9%
Ackermans & van Haaren NV	155	$10,894
Aker ASA	386	7,757
Remgro Ltd.	689	9,422
Schouw & Co.	533	9,852

		37,925
FINANCIALS - 78.6%
Closed - End Funds - 31.5%
AP Alternative Assets LP (e)	2,645	26,982
ARC Capital Holdings Ltd. (c)	11,600	8,961
Candover Investments Plc (c)	790	5,751
Castle Private Equity Ltd. (c)	1,082	9,490
Conversus Capital LP	1,598	32,830
Electra Private Equity Plc (c)	1,051	22,294
Graphite Enterprise Trust Plc	2,582	14,736
HBM BioVentures AG - Class A (c) (e)	229	10,434
HgCapital Trust Plc	823	12,742
Pantheon International, LLC (c)	1,337	12,997
Princess Private Equity Holding Ltd.	2,336	18,151
Standard Life European Private Equity Trust Plc	2,022	4,226
SVG Capital Plc (c)	7,496	24,382

		203,976
Diversified Financial Services - 19.5%
Blackstone Group LP	2,142	25,659
Brookfield Asset Management Inc. - Class A	377	10,386
GP Investments Ltd. - BDR (c)	4,252	9,294
Intermediate Capital Group Plc	5,698	18,947
KKR & Co. LP	2,485	25,844
Onex Corp.	801	24,968
Partners Group Holding AG (e)	65	10,752

		125,850
Holding Companies - Diversified - 1.8%
Leucadia National Corp.	510	11,567
Investment Companies - 6.4%
Bure Equity AB (c)	1,721	4,697
LMS Capital Plc (c)	7,532	6,535

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Ratos AB (e)	1,808	20,755
RHJ International (c) (e)	1,165	6,038
THL Credit Inc.	289	3,156

		41,181
Venture Capital - 19.4%
3i Group Plc	10,055	29,234
Altamir Amboise (c) (e)	1,611	14,049
American Capital Ltd. (c)	229	1,562
Apollo Global Management LLC - Class A	1,289	13,196
Aurelius AG (e)	169	6,263
Deutsche Beteiligungs AG (e)	431	8,595
Eurazeo	655	27,510
Gimv NV (e)	408	19,926
IP Group Plc (c)	5,867	4,300
Marfin Investment Group SA (c)	2,641	830

		125,465
INDUSTRIALS - 6.6%
Fosun International Ltd.	30,199	15,245
Orkla ASA	1,055	8,019
Wendel Investissement (e)	312	19,556

		42,820
TELECOMMUNICATION SERVICES - 5.4%
ICG Group Inc. (c)	1,131	10,417
Safeguard Scientifics Inc. (c) (e)	1,054	15,820
SoftBank Corp. (e)	291	8,515
UTILITIES - 2.0%
Brookfield Infrastructure Partners LP	528	12,847

Total Common Stocks (cost $741,485)		636,383

RIGHTS - 0.1%
HgCapital Trust Plc (c)	222	317

Total Rights (cost $263)		317

SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 0.7%
JNL Money Market Fund, 0.02% (a) (h)	4,751	4,751
Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	14,148	14,148

Total Short Term Investments (cost $18,899)		18,899

Total Investments - 101.5% (cost $760,647)		655,599
Other Assets and Liabilities, Net - (1.5%)		(9,552)

Total Net Assets - 100.0%		$646,047

JNL/S&P Managed Conservative Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Eagle Core Equity Fund (10.4%) (a)	3,235	$21,609
JNL/Goldman Sachs Core Plus Bond Fund (13.4%) (a)	11,433	146,118
JNL/Goldman Sachs Emerging Markets Debt Fund (4.4%) (a)	2,684	34,484
JNL/Goldman Sachs Mid Cap Value Fund (3.3%) (a)	2,319	20,758
JNL/Invesco International Growth Fund (3.8%) (a)	2,445	22,082
JNL/Invesco Large Cap Growth Fund (2.5%) (a)	1,940	21,399

	Shares/Par (p)	Value
JNL/JPMorgan International Value Fund (3.9%) (a)	3,386	21,164
JNL/JPMorgan U.S. Government & Quality Bond Fund (11.9%) (a)	11,181	157,762
JNL/Oppenheimer Global Growth Fund (2.2%) (a)	1,197	10,805
JNL/PIMCO Real Return Fund (6.4%) (a)	11,996	157,633
JNL/PIMCO Total Return Bond Fund (3.6%) (a)	11,137	141,438
JNL/PPM America Floating Rate Income Fund (24.7%) (a)	11,391	111,295
JNL/T. Rowe Price Established Growth Fund (1.5%) (a)	1,236	23,568
JNL/T. Rowe Price Short-Term Bond Fund (17.9%) (a)	22,875	228,293
JNL/T. Rowe Price Value Fund (3.4%) (a)	4,084	38,549
JNL/WMC Value Fund (3.7%) (a)	2,622	39,299

Total Investment Companies (cost $1,177,795)		1,196,256

Total Investments - 99.9% (cost $1,177,795)		1,196,256
Other Assets and Liabilities, Net - 0.1%		1,606

Total Net Assets - 100.0%		$1,197,862

JNL/S&P Managed Moderate Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/Franklin Templeton International Small Cap Growth Fund (0.3%) (a)	99	$686
JNL/Goldman Sachs Core Plus Bond Fund (15.8%) (a)	13,406	171,328
JNL/Goldman Sachs Emerging Markets Debt Fund (7.3%) (a)	4,491	57,712
JNL/Goldman Sachs Mid Cap Value Fund (10.4%) (a)	7,366	65,925
JNL/Invesco Global Real Estate Fund (0.8%) (a)	727	5,354
JNL/Invesco International Growth Fund (6.4%) (a)	4,103	37,048
JNL/Invesco Large Cap Growth Fund (10.4%) (a)	8,190	90,331
JNL/JPMorgan International Value Fund (6.3%) (a)	5,448	34,050
JNL/JPMorgan MidCap Growth Fund (13.8%) (a)	2,841	47,986
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.0%) (a)	13,253	187,006
JNL/Lazard Emerging Markets Fund (3.0%) (a)	3,567	34,062
JNL/M&G Global Basics Fund (14.7%) (a)	2,931	36,931
JNL/Oppenheimer Global Growth Fund (7.5%) (a)	4,111	37,126
JNL/PIMCO Real Return Fund (9.6%) (a)	18,067	237,396
JNL/PIMCO Total Return Bond Fund (4.9%) (a)	14,900	189,229
JNL/PPM America Floating Rate Income Fund (27.7%) (a)	12,791	124,963
JNL/T. Rowe Price Established Growth Fund (6.9%) (a)	5,900	112,520
JNL/T. Rowe Price Short-Term Bond Fund (21.3%) (a)	27,187	271,330
JNL/T. Rowe Price Value Fund (9.5%) (a)	11,227	105,985
JNL/WMC Value Fund (9.9%) (a)	7,045	105,597

Total Investment Companies (cost $1,960,636)		1,952,565

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Total Investments - 99.9% (cost $1,960,636)		1,952,565
Other Assets and Liabilities, Net - 0.1%		1,629

Total Net Assets - 100.0%		$1,954,194

JNL/S&P Managed Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (1.2%) (a)	1,195	$10,974
JNL/Eagle SmallCap Equity Fund (2.8%) (a)	1,018	19,655
JNL/Franklin Templeton International Small Cap Growth Fund (7.7%) (a)	2,295	15,907
JNL/Franklin Templeton Small Cap Value Fund (11.0%) (a)	3,901	34,911
JNL/Goldman Sachs Core Plus Bond Fund (16.3%) (a)	13,904	177,691
JNL/Goldman Sachs Emerging Markets Debt Fund (12.4%) (a)	7,586	97,476
JNL/Goldman Sachs Mid Cap Value Fund (22.3%) (a)	15,857	141,919
JNL/Invesco Global Real Estate Fund (1.2%) (a)	1,111	8,178
JNL/Invesco International Growth Fund (20.3%) (a)	13,083	118,137
JNL/Invesco Large Cap Growth Fund (24.8%) (a)	19,433	214,351
JNL/JPMorgan International Value Fund (20.9%) (a)	18,147	113,417
JNL/JPMorgan MidCap Growth Fund (22.6%) (a)	4,653	78,596
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.5%) (a)	13,671	192,900
JNL/Lazard Emerging Markets Fund (7.2%) (a)	8,707	83,150
JNL/M&G Global Basics Fund (18.3%) (a)	3,640	45,863
JNL/Oppenheimer Global Growth Fund (12.6%) (a)	6,893	62,242
JNL/PIMCO Real Return Fund (11.7%) (a)	22,020	289,342
JNL/PIMCO Total Return Bond Fund (5.3%) (a)	16,341	207,528
JNL/PPM America Floating Rate Income Fund (23.4%) (a)	10,792	105,438
JNL/PPM America High Yield Bond Fund (4.9%) (a)	8,083	52,862
JNL/PPM Mid Cap Value Fund (11.1%) (a)	1,326	11,190
JNL/T. Rowe Price Established Growth Fund (16.6%) (a)	14,140	269,660
JNL/T. Rowe Price Mid-Cap Growth Fund (3.0%) (a)	1,480	39,214
JNL/T. Rowe Price Short-Term Bond Fund (21.4%) (a)	27,303	272,484
JNL/T. Rowe Price Value Fund (23.9%) (a)	28,323	267,373
JNL/WMC Value Fund (25.2%) (a)	17,904	268,380

Total Investment Companies (cost $3,333,352)		3,198,838

Total Investments - 100.0% (cost $3,333,352)		3,198,838

Other Assets and Liabilities, Net - (0.0% )		1,569

Total Net Assets - 100.0%		$3,200,407

	Shares/Par (p)	Value
JNL/S&P Managed Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (4.6%) (a)	4,594	$42,175
JNL/Eagle Core Equity Fund (30.0%) (a)	9,381	62,663
JNL/Eagle SmallCap Equity Fund (12.0%) (a)	4,347	83,951
JNL/Franklin Templeton International Small Cap Growth Fund (9.8%) (a)	2,916	20,207
JNL/Franklin Templeton Small Cap Value Fund (14.1%) (a)	5,009	44,829
JNL/Goldman Sachs Core Plus Bond Fund (1.3%) (a)	1,148	14,666
JNL/Goldman Sachs Emerging Markets Debt Fund (8.9%) (a)	5,438	69,874
JNL/Goldman Sachs Mid Cap Value Fund (14.5%) (a)	10,312	92,293
JNL/Invesco Global Real Estate Fund (2.6%) (a)	2,356	17,342
JNL/Invesco International Growth Fund (15.4%) (a)	9,953	89,875
JNL/Invesco Large Cap Growth Fund (20.6%) (a)	16,182	178,483
JNL/JPMorgan International Value Fund (14.6%) (a)	12,686	79,286
JNL/JPMorgan MidCap Growth Fund (5.7%) (a)	1,173	19,805
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.3%) (a)	2,187	30,860
JNL/Lazard Emerging Markets Fund (6.3%) (a)	7,641	72,975
JNL/M&G Global Basics Fund (32.9%) (a)	6,550	82,537
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.9%) (a)	267	6,282
JNL/Oppenheimer Global Growth Fund (13.2%) (a)	7,181	64,848
JNL/PIMCO Real Return Fund (7.4%) (a)	13,974	183,613
JNL/PIMCO Total Return Bond Fund (3.2%) (a)	9,744	123,746
JNL/PPM America High Yield Bond Fund (5.5%) (a)	8,965	58,629
JNL/PPM America Mid Cap Value Fund (11.1%) (a)	1,326	11,190
JNL/T. Rowe Price Established Growth Fund (14.0%) (a)	11,895	226,843
JNL/T. Rowe Price Mid-Cap Growth Fund (7.4%) (a)	3,688	97,732
JNL/T. Rowe Price Value Fund (20.8%) (a)	24,646	232,661
JNL/WMC Value Fund (20.0%) (a)	14,219	213,144

Total Investment Companies (cost $2,362,096)		2,220,509

Total Investments - 100.0% (cost $2,362,096)		2,220,509
Other Assets and Liabilities, Net - (0.0% )		1,053

Total Net Assets - 100.0%		$2,221,562

JNL/S&P Managed Aggressive Growth Fund (b)
INVESTMENT COMPANIES - 99.9%
JNL/BlackRock Commodity Securities Fund (2.5%) (a)	2,542	$23,330
JNL/Eagle SmallCap Equity Fund (4.8%) (a)	1,724	33,287
JNL/Franklin Templeton International Small Cap Growth Fund (6.5%) (a)	1,951	13,519
JNL/Franklin Templeton Small Cap Value Fund (8.9%) (a)	3,172	28,385

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
JNL/Goldman Sachs Emerging Markets Debt Fund (2.0%) (a)	1,251	16,077
JNL/Goldman Sachs Mid Cap Value Fund (6.8%) (a)	4,836	43,283
JNL/Invesco Global Real Estate Fund (0.9%) (a)	832	6,124
JNL/Invesco International Growth Fund (5.6%) (a)	3,594	32,455
JNL/Invesco Large Cap Growth Fund (8.2%) (a)	6,398	70,568
JNL/JPMorgan International Value Fund (5.6%) (a)	4,832	30,201
JNL/JPMorgan MidCap Growth Fund (3.3%) (a)	675	11,395
JNL/Lazard Emerging Markets Fund (2.5%) (a)	3,073	29,350
JNL/M&G Global Basics Fund (14.3%) (a)	2,841	35,801
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	183	4,287
JNL/Oppenheimer Global Growth Fund (7.7%) (a)	4,188	37,818
JNL/PIMCO Real Return Fund (1.3%) (a)	2,490	32,721
JNL/PPM America High Yield Bond Fund (2.9%) (a)	4,716	30,845
JNL/T. Rowe Price Established Growth Fund (5.4%) (a)	4,580	87,339
JNL/T. Rowe Price Mid-Cap Growth Fund (2.9%) (a)	1,460	38,698
JNL/T. Rowe Price Value Fund (6.4%) (a)	7,623	71,960
JNL/WMC Value Fund (7.2%) (a)	5,138	77,023

Total Investment Companies (cost $817,029)		754,466

Total Investments - 99.9% (cost $817,029)		754,466
Other Assets and Liabilities, Net - 0.1%		680

Total Net Assets - 100.0%		$755,146

JNL/S&P Competitive Advantage Fund
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 28.8%
Apollo Group Inc. - Class A (c)	376	$14,882
Best Buy Co. Inc. (e)	300	6,989
DeVry Inc.	298	11,019
Family Dollar Stores Inc.	254	12,902
Gap Inc.	600	9,737
RadioShack Corp.	694	8,068
Ross Stores Inc.	197	15,467
Starbucks Corp.	417	15,564
TJX Cos. Inc.	280	15,510

		110,138
CONSUMER STAPLES - 3.0%
Sysco Corp.	439	11,374
ENERGY - 3.0%
Southwestern Energy Co. (c)	352	11,725
FINANCIALS - 2.5%
Federated Investors Inc. - Class B (e)	540	9,470
HEALTH CARE - 9.8%
Eli Lilly & Co.	378	13,989
Gilead Sciences Inc. (c)	349	13,538
Varian Medical Systems Inc. (c)	193	10,093

		37,620

	Shares/Par (p)	Value
INDUSTRIALS - 10.7%
Lockheed Martin Corp.	187	13,597
Rockwell Collins Inc.	227	11,995
WW Grainger Inc.	102	15,266

		40,858
INFORMATION TECHNOLOGY - 34.7%
Apple Inc. (c)	41	15,646
Intel Corp.	604	12,889
International Business Machines Corp.	90	15,762
Lexmark International Inc. - Class A (c)	353	9,550
MasterCard Inc. - Class A	54	17,093
Microsoft Corp.	505	12,573
Paychex Inc.	447	11,776
Teradata Corp. (c)	311	16,638
Texas Instruments Inc.	403	10,732
Western Digital Corp. (c)	380	9,783

		132,442
MATERIALS - 6.8%
Ecolab Inc.	268	13,089
Sherwin-Williams Co.	172	12,790

		25,879

Total Common Stocks (cost $382,107)		379,506

SHORT TERM INVESTMENTS - 4.8%
Investment Companies - 0.4%
JNL Money Market Fund, 0.02% (a) (h)	1,442	1,442
Securities Lending Collateral - 4.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	16,643	16,643
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	153	148

		16,791

Total Short Term Investments (cost $18,238)		18,233

Total Investments - 104.1% (cost $400,345)		397,739
Other Assets and Liabilities, Net - (4.1%)		(15,840)

Total Net Assets - 100.0%		$381,899

JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 11.6%
Home Depot Inc.	704	$23,144
McDonald’s Corp.	273	23,970
VF Corp. (e)	258	31,319

		78,433
CONSUMER STAPLES - 9.8%
Clorox Co.	346	22,938
Kimberly-Clark Corp.	345	24,521
Sysco Corp.	731	18,934

		66,393
ENERGY - 10.2%
Chevron Corp.	263	24,302
Exxon Mobil Corp.	307	22,320
Marathon Oil Corp.	639	13,798

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Marathon Petroleum Corp.	316	8,564

		68,984
FINANCIALS - 9.4%
Kimco Realty Corp.	1,283	19,290
M&T Bank Corp.	278	19,419
Public Storage	220	24,514

		63,223
HEALTH CARE - 10.3%
Bristol-Myers Squibb Co.	843	26,442
Merck & Co. Inc.	615	20,133
Pfizer Inc.	1,312	23,197

		69,772
INDUSTRIALS - 8.9%
Lockheed Martin Corp.	314	22,819
Pitney Bowes Inc. (e)	970	18,240
Raytheon Co.	460	18,810

		59,869
INFORMATION TECHNOLOGY - 9.7%
Automatic Data Processing Inc.	477	22,503
Intel Corp.	1,012	21,588
Microsoft Corp.	848	21,106

		65,197
MATERIALS - 8.9%
Air Products & Chemicals Inc.	247	18,852
PPG Industries Inc.	274	19,379
Praxair Inc.	231	21,605

		59,836
TELECOMMUNICATION SERVICES - 9.3%
AT&T Inc.	769	21,938
CenturyLink Inc.	495	16,392
Verizon Communications Inc.	668	24,570

		62,900
UTILITIES - 10.8%
Consolidated Edison Inc.	440	25,073
PPL Corp.	841	24,004
Southern Co.	567	24,007

		73,084

Total Common Stocks (cost $648,202)		667,691

SHORT TERM INVESTMENTS - 4.8%
Investment Companies - 0.7%
JNL Money Market Fund, 0.02% (a) (h)	4,665	4,665
Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	27,668	27,668
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	184	178

		27,846

Total Short Term Investments (cost $32,517)		32,511

Total Investments - 103.7% (cost $680,719)		700,202
Other Assets and Liabilities, Net - (3.7%)		(25,202)

Total Net Assets - 100.0%		$675,000

JNL/S&P Intrinsic Value Fund

	Shares/Par (p)	Value
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 17.0%
GameStop Corp. - Class A (c) (e)	797	$18,421
H&R Block Inc.	1,265	16,838
RadioShack Corp.	879	10,210
VF Corp.	191	23,153
Washington Post Co. - Class B (e)	43	13,926

		82,548
HEALTH CARE - 38.2%
Abbott Laboratories	342	17,503
Aetna Inc.	480	17,441
AmerisourceBergen Corp.	459	17,118
Amgen Inc.	302	16,618
Cardinal Health Inc.	396	16,578
CIGNA Corp.	384	16,123
Humana Inc.	254	18,460
Medtronic Inc.	476	15,820
Quest Diagnostics Inc.	281	13,882
UnitedHealth Group Inc.	388	17,903
Zimmer Holdings Inc. (c)	323	17,279

		184,725
INDUSTRIALS - 11.5%
General Dynamics Corp.	243	13,803
L-3 Communications Holdings Inc.	228	14,121
Pitney Bowes Inc. (e)	731	13,738
Raytheon Co.	347	14,169

		55,831
INFORMATION TECHNOLOGY - 19.3%
Dell Inc. (c)	1,203	17,024
Fiserv Inc. (c)	289	14,694
Harris Corp.	364	12,427
Microsoft Corp.	633	15,752
Symantec Corp. (c)	950	15,484
Total System Services Inc.	1,054	17,839

		93,220
MATERIALS - 6.4%
Ball Corp.	485	15,055
MeadWestvaco Corp.	642	15,772

		30,827
TELECOMMUNICATION SERVICES - 3.8%
Verizon Communications Inc.	497	18,275
UTILITIES - 3.1%
Entergy Corp.	225	14,889

Total Common Stocks (cost $495,664)		480,315

SHORT TERM INVESTMENTS - 8.9%
Investment Companies - 1.1%
JNL Money Market Fund, 0.02% (a) (h)	5,439	5,439
Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	37,618	37,618
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	198	192

		37,810

Total Short Term Investments (cost $43,255)		43,249

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Total Investments - 108.2% (cost $538,919)		523,564
Other Assets and Liabilities, Net - (8.2%)		(39,879)

Total Net Assets - 100.0%		$483,685

JNL/S&P Total Yield Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 26.3%
DR Horton Inc.	1,085	$9,809
Gannett Co. Inc.	830	7,913
Gap Inc.	508	8,247
H&R Block Inc.	865	11,515
Limited Brands Inc.	323	12,457
O’Reilly Automotive Inc. (c)	181	12,059
RadioShack Corp.	588	6,833
Washington Post Co. - Class B (e)	29	9,440

		78,273
CONSUMER STAPLES - 2.7%
SUPERVALU Inc. (e)	1,204	8,019
ENERGY - 3.8%
ConocoPhillips	181	11,463
FINANCIALS - 29.9%
American Express Co.	252	11,316
Bank of America Corp.	991	6,063
Capital One Financial Corp.	293	11,595
Chubb Corp.	191	11,462
Citigroup Inc.	258	6,618
Goldman Sachs Group Inc.	69	6,569
JPMorgan Chase & Co.	291	8,779
Legg Mason Inc.	334	8,579
State Street Corp.	252	8,103
Vornado Realty Trust	134	9,964

		89,048
HEALTH CARE - 9.6%
Biogen Idec Inc. (c)	170	15,858
WellPoint Inc.	195	12,756

		28,614
INDUSTRIALS - 13.0%
General Electric Co.	688	10,487
Huntington Ingalls Industries Inc. (c)	29	707
L-3 Communications Holdings Inc.	155	9,600
Northrop Grumman Systems Corp.	176	9,205
Textron Inc.	485	8,558

		38,557
INFORMATION TECHNOLOGY - 3.4%
Fiserv Inc. (c)	197	10,002
MATERIALS - 3.6%
MeadWestvaco Corp.	439	10,770
TELECOMMUNICATION SERVICES - 7.2%
Sprint Nextel Corp. (c)	2,882	8,762
Verizon Communications Inc.	340	12,522

		21,284

Total Common Stocks (cost $338,951)		296,030

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 5.5%
Investment Companies - 0.1%
JNL Money Market Fund, 0.02% (a) (h)	194	194
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	15,750	15,750
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	461	447

		16,197

Total Short Term Investments (cost $16,405)		16,391

Total Investments - 105.0% (cost $355,356)		312,421
Other Assets and Liabilities, Net - (5.0%)		(14,972)

Total Net Assets - 100.0%		$297,449

JNL/S&P 4 Fund (b)
INVESTMENT COMPANIES - 99.7%
JNL/S&P Competitive Advantage Fund (54.5%) (a)	20,072	$208,354
JNL/S&P Dividend Income & Growth Fund (33.0%) (a)	22,619	222,795
JNL/S&P Intrinsic Value Fund (44.8%) (a)	21,790	216,378
JNL/S&P Total Yield Fund (63.6%) (a)	22,780	189,071

Total Investment Companies (cost $738,608)		836,598

Total Investments - 99.7% (cost $738,608)		836,598
Other Assets and Liabilities, Net - 0.3%		2,893

Total Net Assets - 100.0%		$839,491

JNL/T.Rowe Price Established Growth Fund
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 19.0%
Amazon.com Inc. (c)	343	$74,210
AutoZone Inc. (c)	29	9,161
Carmax Inc. (c)	386	9,196
Carnival Plc	259	8,085
Chipotle Mexican Grill Inc. - Class A (c)	45	13,693
Coach Inc.	111	5,769
Ctrip.com International Ltd. - ADR (c)	249	8,005
Discovery Communications Inc. - Class A (c)	88	3,322
Fossil Inc. (c)	77	6,201
Harley-Davidson Inc.	135	4,624
Johnson Controls Inc.	202	5,324
Las Vegas Sands Corp. (c)	232	8,887
Liberty Media Corp. (c)	380	5,617
Marriott International Inc. - Class A	500	13,609
MGM Resorts International (c)	496	4,610
Nike Inc. - Class B	238	20,309
Prada SpA (c) (e)	1,553	6,551
Priceline.com Inc. (c)	76	34,076
Ralph Lauren Corp. - Class A	85	10,986
Ross Stores Inc.	96	7,531
Royal Caribbean Cruises Ltd.	131	2,841
Starbucks Corp.	502	18,705
Starwood Hotels & Resorts Worldwide Inc.	242	9,398
Walt Disney Co.	379	11,422

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Yum! Brands Inc.	127	6,277

		308,409
CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.	176	14,445
Green Mountain Coffee Roasters Inc. (c)	139	12,919
Hansen Natural Corp. (c)	73	6,398
Whole Foods Market Inc.	92	5,976

		39,738
ENERGY - 6.7%
Cameron International Corp. (c)	279	11,573
Cimarex Energy Co.	63	3,487
Continental Resources Inc. (c) (e)	172	8,334
EOG Resources Inc.	197	13,968
FMC Technologies Inc. (c)	396	14,905
McDermott International Inc. (c)	393	4,227
Occidental Petroleum Corp.	231	16,538
Peabody Energy Corp.	192	6,518
Schlumberger Ltd.	359	21,437
Suncor Energy Inc.	285	7,243

		108,230
FINANCIALS - 5.5%
American Express Co.	522	23,451
CB Richard Ellis Group Inc. (c)	356	4,788
Franklin Resources Inc.	202	19,358
IntercontinentalExchange Inc. (c)	121	14,333
Invesco Ltd.	616	9,551
JPMorgan Chase & Co.	327	9,843
U.S. Bancorp	336	7,898

		89,228
HEALTH CARE - 6.4%
Alexion Pharmaceuticals Inc. (c)	98	6,284
Allergan Inc.	112	9,218
AmerisourceBergen Corp.	153	5,684
Baxter International Inc.	94	5,283
Biogen Idec Inc. (c)	75	6,996
Celgene Corp. (c)	129	7,988
Covidien Plc	50	2,187
Edwards Lifesciences Corp. (c)	106	7,527
Express Scripts Inc. (c)	342	12,674
Human Genome Sciences Inc. (c)	346	4,385
McKesson Corp.	287	20,887
Stryker Corp.	199	9,360
Valeant Pharmaceuticals International Inc.	146	5,419

		103,892
INDUSTRIALS - 14.9%
3M Co.	130	9,311
Babcock & Wilcox Co. (c)	191	3,728
Boeing Co.	217	13,137
Caterpillar Inc.	67	4,940
Cooper Industries Plc	148	6,817
Cummins Inc.	91	7,431
Danaher Corp.	1,085	45,492
Deere & Co.	103	6,657
Emerson Electric Co.	134	5,515
Expeditors International Washington Inc.	223	9,035
Fastenal Co. (e)	623	20,730
FedEx Corp.	337	22,828
Fluor Corp.	98	4,557
Joy Global Inc.	116	7,242
Kansas City Southern (c)	159	7,919
Precision Castparts Corp.	151	23,521
Roper Industries Inc.	106	7,284

	Shares/Par (p)	Value
Union Pacific Corp.	203	16,603
United Parcel Service Inc. - Class B	216	13,628
WW Grainger Inc.	42	6,326

		242,701
INFORMATION TECHNOLOGY - 33.8%
Accenture Plc - Class A	361	19,033
Apple Inc. (c)	399	152,015
Autodesk Inc. (c)	281	7,809
Baidu.com - ADR (c)	319	34,083
Broadcom Corp. - Class A	374	12,437
Corning Inc.	1,371	16,939
eBay Inc. (c)	601	17,735
EMC Corp. (c)	263	5,529
Facebook Inc. - Class A (f) (q)	130	4,042
Facebook Inc. - Class B (f) (q)	290	9,047
Google Inc. - Class A (c)	131	67,487
Juniper Networks Inc. (c)	621	10,720
Mail.ru Group Ltd. - GDR (f) (q)	210	6,149
MasterCard Inc. - Class A	130	41,199
NetApp Inc. (c)	237	8,055
Nuance Communications Inc. (c) (e)	323	6,572
NXP Semiconductors NV (c)	215	3,039
QUALCOMM Inc.	915	44,482
Red Hat Inc. (c)	226	9,555
Rovi Corp. (c)	156	6,704
Salesforce.com Inc.	57	6,526
SanDisk Corp. (c)	144	5,802
Tencent Holdings Ltd.	624	12,951
Teradata Corp. (c)	115	6,151
Trimble Navigation Ltd. (c)	178	5,987
Twitter Inc. (f)	78	1,261
Visa Inc. - Class A	217	18,619
Western Union Co.	583	8,914

		548,842
MATERIALS - 4.4%
Air Products & Chemicals Inc.	88	6,690
BHP Billiton Ltd. (e)	363	12,008
Freeport-McMoRan Copper & Gold Inc.	191	5,810
Potash Corp. of Saskatchewan Inc.	194	8,402
Praxair Inc.	404	37,766

		70,676
TELECOMMUNICATION SERVICES - 4.4%
American Tower Corp. - Class A (c)	644	34,664
Crown Castle International Corp. (c)	919	37,384

		72,048

Total Common Stocks (cost $1,488,622)		1,583,758

PREFERRED STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.6%
Groupon Inc. (f) (q)	108	6,288
Zynga Inc. (f) (q)	274	3,838

		10,126
INFORMATION TECHNOLOGY - 0.2%
Twitter Inc. Series A (f) (q)	—	3
Twitter Inc. Series B (f) (q)	3	51
Twitter Inc. Series C (f) (q)	1	13
Twitter Inc. Series D (f) (q)	30	485
Twitter Inc. Series G-2 (f) (q)	123	1,974

Total Preferred Stocks (cost $9,771)		12,652

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 2.9%
Investment Companies - 1.3%
JNL Money Market Fund, 0.02% (a) (h)	1,000	1,000
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	19,995	19,995

		20,995
Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	25,059	25,059
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	1,061	1,028

		26,087

Total Short Term Investments (cost $47,115)		47,082

Total Investments - 101.2% (cost $1,545,508)		1,643,492
Other Assets and Liabilities, Net - (1.2%)		(19,877)

Total Net Assets - 100.0%		$1,623,615

JNL/T.Rowe Price Mid-Cap Growth Fund
COMMON STOCKS - 94.0%
CONSUMER DISCRETIONARY - 13.1%
Bed Bath & Beyond Inc. (c)	157	$8,998
Carmax Inc. (c)	556	13,261
Chipotle Mexican Grill Inc. - Class A (c)	28	8,483
Choice Hotels International Inc.	195	5,795
Discovery Communications Inc. - Class A (c)	505	18,321
Dollar General Corp. (c)	672	25,375
Kohl's Corp.	145	7,119
Lamar Advertising Co. - Class A (c) (e)	439	7,476
Liberty Media Corp. (c)	811	17,852
Madison Square Garden Inc. - Class A (c)	110	2,508
Marriott International Inc. - Class A	485	13,211
O'Reilly Automotive Inc. (c)	246	16,391
Panera Bread Co. - Class A (c)	68	7,068
Starbucks Corp.	138	5,146
Tim Hortons Inc.	182	8,427
Weight Watchers International Inc. (e)	120	6,990

		172,421
CONSUMER STAPLES - 2.2%
Hansen Natural Corp. (c)	40	3,492
Shoppers Drug Mart Corp. (e)	469	18,283
Whole Foods Market Inc.	117	7,641

		29,416
ENERGY - 8.4%
Consol Energy Inc.	395	13,402
Continental Resources Inc. (c) (e)	140	6,772
EQT Corp.	262	13,980
FMC Technologies Inc. (c)	232	8,723
McDermott International Inc. (c)	987	10,620
Peabody Energy Corp.	103	3,490
QEP Resources Inc.	323	8,744
Quicksilver Resources Inc. (c) (e)	475	3,600
Range Resources Corp.	282	16,468
SM Energy Co.	161	9,765
Trican Well Service Ltd.	485	6,878
Ultra Petroleum Corp. (c)	273	7,568

		110,010

	Shares/Par (p)	Value
FINANCIALS - 8.5%
Air Lease Corp. (c) (e)	340	6,528
AON Corp.	235	9,865
BankUnited Inc.	241	5,003
CBOE Holdings Inc.	300	7,341
Eaton Vance Corp.	281	6,258
HCC Insurance Holdings Inc.	282	7,628
Interactive Brokers Group Inc.	62	864
IntercontinentalExchange Inc. (c)	92	10,880
Jones Lang LaSalle Inc.	98	5,077
MSCI Inc. - Class A (c)	446	13,527
Principal Financial Group Inc.	277	6,280
TCF Financial Corp. (e)	664	6,082
TD Ameritrade Holding Corp.	700	10,294
Willis Group Holdings Plc	205	7,046
WR Berkley Corp.	289	8,580

		111,253
HEALTH CARE - 14.9%
Alexion Pharmaceuticals Inc. (c)	181	11,595
Allscripts-Misys Healthcare Solutions Inc. (c)	406	7,318
Bruker Corp. (c)	578	7,820
CareFusion Corp. (c)	516	12,358
Covance Inc. (c)	311	14,135
CR Bard Inc.	164	14,357
Dentsply International Inc.	559	17,156
Edwards Lifesciences Corp. (c)	102	7,271
Elan Corp. Plc - ADR (c)	612	6,444
Henry Schein Inc. (c)	254	15,751
Human Genome Sciences Inc. (c)	405	5,140
Idexx Laboratories Inc. (c)	159	10,966
Illumina Inc. (c)	64	2,619
Laboratory Corp. of America Holdings (c)	103	8,142
Mednax Inc. (c)	102	6,389
Qiagen NV (c) (e)	121	1,673
Regeneron Pharmaceuticals Inc. (c)	202	11,756
SXC Health Solutions Corp. (c)	164	9,135
Theravance Inc. (c) (e)	244	4,914
Universal Health Services Inc. - Class B	201	6,834
Valeant Pharmaceuticals International Inc.	235	8,723
Vertex Pharmaceuticals Inc. (c)	119	5,300

		195,796
INDUSTRIALS - 18.9%
A123 Systems Inc. (c) (e)	167	574
Acuity Brands Inc.	114	4,109
AMETEK Inc.	628	20,705
Babcock & Wilcox Co. (c)	611	11,945
Crane Co.	119	4,247
Fastenal Co. (e)	564	18,770
Gardner Denver Inc.	270	17,159
Goodrich Corp.	105	12,671
Hertz Global Holdings Inc. (c)	870	7,743
IDEX Corp.	381	11,872
IHS Inc. - Class A (c)	267	19,974
Kansas City Southern (c)	120	5,995
Manpower Inc.	358	12,036
MSC Industrial Direct Co. - Class A	119	6,719
Pall Corp.	298	12,635
Quanta Services Inc. (c)	806	15,145
Robert Half International Inc.	164	3,480
Rockwell Collins Inc.	151	7,967
Roper Industries Inc.	268	18,468
Textron Inc.	827	14,595
UTi Worldwide Inc.	417	5,438
Verisk Analytics Inc. - Class A (c)	234	8,136

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
WABCO Holdings Inc. (c)	199	7,534

		247,917
INFORMATION TECHNOLOGY - 23.4%
Altera Corp.	201	6,338
Amdocs Ltd. (c)	484	13,126
Ariba Inc. (c)	242	6,706
Atmel Corp. (c)	805	6,496
Concur Technologies Inc. (c)	220	8,188
Cree Inc. (c)	200	5,196
Dolby Laboratories Inc. - Class A (c)	306	8,397
Factset Research Systems Inc.	120	10,676
First Solar Inc. (c) (e)	45	2,844
Fiserv Inc. (c)	240	12,185
FLIR Systems Inc.	405	10,145
Gartner Inc. - Class A (c)	483	16,842
Global Payments Inc.	407	16,439
Intersil Corp. - Class A	666	6,853
JDS Uniphase Corp. (c)	1,165	11,615
Juniper Networks Inc. (c)	246	4,246
Marvell Technology Group Ltd. (c)	686	9,968
MEMC Electronic Materials Inc. (c)	678	3,553
Microchip Technology Inc. (e)	243	7,560
Micros Systems Inc. (c)	232	10,187
Motorola Mobility Holdings Inc. (c)	242	9,143
Nuance Communications Inc. (c)	1,139	23,190
Nvidia Corp. (c)	727	9,088
PMC - Sierra Inc. (c)	335	2,003
Rackspace Hosting Inc. (c)	138	4,711
Red Hat Inc. (c)	360	15,214
Rovi Corp. (c)	245	10,509
Silicon Laboratories Inc. (c)	239	8,009
TIBCO Software Inc. (c)	323	7,232
Trimble Navigation Ltd. (c)	406	13,621
WebMD Health Corp. - Class A (c)	31	938
Western Union Co.	860	13,149
Xilinx Inc.	476	13,061

		307,428
MATERIALS - 3.3%
Agnico-Eagle Mines Ltd.	243	14,463
Franco-Nevada Corp.	319	11,541
HudBay Minerals Inc.	417	3,982
Osisko Mining Corp.	518	6,565
Rockwood Holdings Inc. (c)	199	6,704

		43,255
UTILITIES - 1.3%
Calpine Corp. (c)	1,221	17,192

Total Common Stocks (cost $1,217,269)		1,234,688

PREFERRED STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.7%
Hungry Machine Inc. (f) (q)	719	5,526
Michael Kors Holdings Ltd. (f) (q)	91	4,184

		9,710
INFORMATION TECHNOLOGY - 0.3%
Coupon.com Inc. (f) (q)	625	3,435

Total Preferred Stocks (cost $11,680)		13,145

CORPORATE BONDS AND NOTES - 0.1%
INDUSTRIALS - 0.1%
A123 Systems Inc., 3.75%, 04/15/16	$1,335	865

	Shares/Par (p)	Value
Total Corporate Bonds and Notes (cost $1,335)		865

SHORT TERM INVESTMENTS - 10.7%
Investment Companies - 4.9%
JNL Money Market Fund, 0.02% (a) (h)	261	261
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	64,378	64,378

		64,639
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	74,222	74,222
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	2,258	2,187

		76,409

Total Short Term Investments (cost $141,119)		141,048

Total Investments - 105.8% (cost $1,371,403)		1,389,746
Other Assets and Liabilities, Net - (5.8%)		(76,255)

Total Net Assets - 100.0%		$1,313,491

JNL/T.Rowe Price Short-Term Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 14.8%
Ally Auto Receivables Trust
1.45%, 05/15/14	$1,531	$1,539
1.38%, 07/15/14	3,119	3,136
0.97%, 08/17/15	1,155	1,158
1.98%, 04/15/16	2,885	2,960
1.61%, 05/16/16	2,140	2,174
Ally Master Owner Trust, 2.15%, 01/15/16	4,490	4,560
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	355	362
1.61%, 10/08/15	1,895	1,908
1.17%, 05/09/16	3,140	3,135
Banc of America Commercial Mortgage Inc. REMIC
4.63%, 12/10/42	680	704
4.62%, 07/10/43	3,200	3,229
5.55%, 02/10/51	351	355
Bank of America Auto Trust, 1.31%, 07/15/14	3,334	3,348
Bear Stearns Commercial Mortgage Securities, 5.20%, 01/12/41	880	934
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.61%, 02/11/13	1,892	1,951
5.75%, 09/11/42	2,640	2,832
5.70%, 06/11/50	960	1,017
BMW Vehicle Owner Trust, 0.76%, 09/25/14	2,360	2,357
Cabela’s Master Credit Card Trust
5.26%, 10/15/14 (r)	300	300
1.68%, 01/16/18 (i) (r)	1,700	1,755
CarMax Auto Owner Trust
4.79%, 02/15/13	301	304
1.56%, 07/15/14	1,224	1,231
1.41%, 02/16/15	2,490	2,507
2.04%, 10/15/15	2,420	2,477
0.91%, 12/15/15	3,045	3,042
3.75%, 12/15/15	660	692
4.88%, 08/15/16	420	443
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,549

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Citibank Credit Card Issuance Trust, 0.56%, 10/07/13 (i)	2,350	2,350
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	505	508
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	1,537	1,549
3.15%, 08/15/16 (r)	3,690	3,784
Citigroup Commercial Mortgage Trust REMIC, 5.54%, 04/15/40 (i)	1,600	1,707
CNH Equipment Trust
1.85%, 12/16/13	140	140
1.54%, 07/15/14	1,072	1,076
5.17%, 10/15/14	577	593
1.03%, 11/17/14	1,866	1,869
3.00%, 08/17/15	2,445	2,499
0.91%, 08/15/16	2,770	2,769
Commercial Mortgage Loan Trust REMIC
6.21%, 09/10/12 (i)	1,052	1,058
6.21%, 12/10/49 (i)	940	963
Commercial Mortgage Pass-Through Certificate REMIC, 5.53%, 07/10/37 (i)	1,300	1,399
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 01/15/12 (i)	1,455	1,555
DBUBS Mortgage Trust, 2.24%, 08/10/44	1,815	1,833
Discover Card Master Trust
1.53%, 12/15/14 (i)	3,500	3,530
0.88%, 09/15/15 (i)	3,090	3,114
0.58%, 08/15/16 (i)	3,570	3,581
Ford Credit Auto Lease Trust
1.03%, 07/15/14	2,700	2,704
1.34%, 09/15/14	2,455	2,468
Ford Credit Auto Owner Trust
1.51%, 01/15/14	1,337	1,343
0.98%, 10/15/14	2,500	2,507
2.42%, 11/15/14	1,823	1,868
8.14%, 02/15/16 (r)	415	464
Ford Credit Floorplan Master Owner Trust
4.20%, 02/15/17 (r)	438	476
REMIC, 1.50%, 09/15/15	3,700	3,723
Fosse Master Issuer Plc REMIC, 1.65%, 10/18/54 (i) (r)	1,530	1,525
GE Capital Credit Card Master Note Trust, 2.21%, 06/15/16	3,770	3,855
GE Equipment Midticket LLC, 0.94%, 07/14/14 (r)	2,710	2,712
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	1,910	1,964
GS Mortgage Securities Corp. II REMIC
2.33%, 12/10/15 (r)	4,619	4,678
5.98%, 08/10/45 (i)	1,065	1,085
Holmes Master Issuer Plc, 1.95%, 01/21/15 (i) (r)	1,655	1,655
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	1,224	1,228
1.34%, 03/18/14	1,804	1,813
1.98%, 05/23/16	545	554
1.55%, 08/18/17	1,695	1,723
HSBC Home Equity Loan Trust REMIC, 0.38%, 03/20/36 (i)	1,448	1,330
Huntington Auto Trust, 1.01%, 01/15/16 (r)	2,205	2,201
John Deere Owner Trust
1.57%, 10/15/13	308	309
1.32%, 05/15/14	368	369
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
1.87%, 11/15/15 (r)	2,386	2,393

	Shares/Par (p)	Value
4.72%, 01/15/38	1,725	1,814
4.72%, 02/11/41	300	313
4.68%, 07/15/42	1,104	1,124
1.53%, 07/15/46 (r)	3,924	3,908
JPMorgan Mortgage Trust REMIC, 2.80%, 07/25/35 (i)	373	300
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,835
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	1,158	1,164
Morgan Stanley Capital I
4.78%, 12/13/41	950	1,010
REMIC, 5.27%, 06/13/41 (i)	880	943
REMIC, 4.99%, 08/13/42	1,565	1,685
REMIC, 6.46%, 01/11/43 (i)	2,430	2,591
Navistar Financial Corp. Owner Trust, 1.08%, 03/18/14 (r)	1,425	1,424
Nissan Auto Lease Trust, 0.92%, 03/17/14	3,495	3,494
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,889
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	919
RSB Bondco LLC, 5.72%, 04/01/18	4,690	5,264
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	206	204
SMART Trust
1.77%, 12/14/13 (r)	1,280	1,288
1.54%, 03/14/15 (r)	890	892
Structured Asset Securities Corp. REMIC, 2.43%, 09/25/33 (i)	761	640
Toyota Auto Receivables Owner Trust, 1.47%, 01/17/17	1,385	1,401
USAA Auto Owner Trust
1.30%, 06/16/14	690	692
2.14%, 09/15/15	895	913
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/20/15	5,030	5,079
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	722
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	1,138	1,151
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.74%, 04/25/35 (i)	2,422	2,239
WF-RBS Commercial Mortgage Trust, 1.61%, 06/15/44 (r)	2,918	2,907
World Financial Network Credit Card Master Trust
3.79%, 05/15/16	570	582
4.66%, 05/15/17	3,640	3,852

Total Non-U.S. Government Agency Asset- Backed Securities (cost $188,126)		188,022

CORPORATE BONDS AND NOTES - 48.7%
CONSUMER DISCRETIONARY - 3.9%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,034
COX Communications Inc., 5.45%, 12/15/14	3,025	3,350
Daimler Finance North America LLC
0.97%, 03/28/14 (i) (r)	4,845	4,846
1.88%, 09/15/14 (r)	1,710	1,688
DIRECTV Holdings LLC, 4.75%, 10/01/14	5,460	5,915
Home Depot Inc., 5.25%, 12/16/13	2,600	2,827
Interpublic Group of Cos. Inc., 6.25%, 11/15/14	2,946	3,108
Johnson Controls Inc., 0.67%, 02/04/14 (i)	4,385	4,385
Macy's Retail Holdings Inc., 5.35%, 03/15/12	990	1,005
NBCUniversal Media LLC, 2.10%, 04/01/14	4,260	4,325

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,781
TCM Sub LLC, 3.55%, 01/15/15 (r)	4,715	5,016
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,080
Time Warner Cable Inc.
5.40%, 07/02/12 (e)	3,870	3,994
7.50%, 04/01/14	810	916

		49,270
CONSUMER STAPLES - 2.6%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,334
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,910
1.50%, 07/14/14	2,125	2,140
BAT International Finance Plc, 8.13%, 11/15/13 (r)	5,260	5,993
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	3,975	4,150
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,086
Coca-Cola Enterprises Inc., 1.13%, 11/12/13	3,060	3,055
General Mills Inc.
6.00%, 02/15/12	1,400	1,426
1.55%, 05/16/14	1,780	1,798
Kraft Foods Inc., 2.63%, 05/08/13	1,130	1,153
Kroger Co.
6.75%, 04/15/12	625	644
7.50%, 01/15/14	700	792
Safeway Inc., 5.80%, 08/15/12	2,080	2,160

		33,641
ENERGY - 4.5%
Apache Corp., 6.00%, 09/15/13	4,835	5,290
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	588
5.15%, 02/01/13	2,630	2,768
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,717
DCP Midstream LLC, 9.70%, 12/01/13 (r)	2,135	2,448
Devon Energy Corp., 2.40%, 07/15/16	3,825	3,876
Ensco Plc, 3.25%, 03/15/16	2,730	2,772
Enterprise Products Operating LLC
4.60%, 08/01/12 (e)	1,785	1,832
6.38%, 02/01/13	675	715
EOG Resources Inc., 6.13%, 10/01/13	3,475	3,821
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,771
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,965
Nabors Industries Inc., 5.38%, 08/15/12	910	939
Noble Corp., 5.88%, 06/01/13	500	535
Noble Holding International Ltd., 3.45%, 08/01/15	975	1,025
Occidental Petroleum Corp.
1.45%, 12/13/13	3,815	3,860
1.75%, 02/15/17 (e)	2,800	2,779
Plains All American Pipeline LP, 4.25%, 09/01/12	4,090	4,204
SeaRiver Maritime Inc., 0.00%, 09/01/12 (j)	2,730	2,679
Shell International Finance BV, 1.88%, 03/25/13 (e)	2,615	2,669
Transocean Inc., 5.25%, 03/15/13	3,380	3,521
Weatherford International Inc., 5.95%, 06/15/12	2,965	3,050
Williams Partners LP, 3.80%, 02/15/15	1,496	1,561

		57,385
FINANCIALS - 21.4%
Allstate Corp., 6.13%, 02/15/12	2,400	2,442
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,434

	Shares/Par (p)	Value
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,563
American Express Credit Corp., 5.13%, 08/25/14	2,000	2,165
American Honda Finance Corp.
0.54%, 08/28/12 (i) (r)	2,440	2,439
2.38%, 03/18/13 (r)	1,260	1,277
American International Group Inc., 4.25%, 09/15/14	3,740	3,637
ANZ National International Ltd., 2.38%, 12/21/12 (r)	2,915	2,932
Bank of America Corp., 1.67%, 01/30/14 (i)	4,115	3,727
Bank of New York Mellon Corp., 0.53%, 01/31/14 (i)	4,335	4,325
Bank of Nova Scotia
2.25%, 01/22/13 (e)	2,135	2,175
2.38%, 12/17/13	4,480	4,605
Barclays Bank Plc, 5.20%, 07/10/14	5,765	5,896
BB&T Corp.
3.85%, 07/27/12	2,770	2,833
5.70%, 04/30/14	2,300	2,510
Berkshire Hathaway Inc., 2.20%, 08/15/16 (e)	5,765	5,803
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,265
Capital One Financial Corp., 2.13%, 07/15/14 (e)	4,015	3,975
Caterpillar Financial Services Corp., 0.66%, 04/01/14 (i)	6,700	6,712
Charles Schwab Corp., 4.95%, 06/01/14	850	929
Citigroup Inc.
1.30%, 04/01/14 (i)	6,800	6,509
6.38%, 08/12/14	1,000	1,059
5.50%, 10/15/14	965	1,003
Commonwealth Bank of Australia, 2.75%, 10/15/12 (e) (r)	1,170	1,190
Credit Suisse New York, 3.45%, 07/02/12 (e)	1,275	1,295
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,073
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,187
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,535	2,474
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	6,025
2.75%, 07/01/13 (r)	1,990	2,013
Fifth Third Bancorp, 6.25%, 05/01/13	3,658	3,873
General Electric Capital Corp.
2.00%, 09/28/12	5,200	5,288
1.88%, 09/16/13 (e)	1,535	1,542
1.01%, 04/07/14 (i)	6,355	6,203
2.25%, 11/09/15	2,950	2,916
Goldman Sachs Group Inc., 1.27%, 02/07/14 (e) (i)	8,930	8,557
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,698
HSBC Bank Plc, 1.63%, 08/12/13 (r)	3,595	3,567
HSBC Holdings Plc, 5.25%, 12/12/12	1,640	1,691
Hyundai Capital Services Inc., 4.38%, 07/27/16 (r)	2,745	2,778
John Deere Capital Corp., 4.95%, 12/17/12 (e)	3,810	3,993
JPMorgan Chase & Co.
6.95%, 08/10/12 (e)	2,429	2,548
1.10%, 05/02/14 (e) (i)	9,050	8,913
4.65%, 06/01/14	885	937
KeyCorp, 3.75%, 08/13/15	2,560	2,637
Kilroy Realty LP, 5.00%, 11/03/15	2,960	3,073
Kreditanstalt fuer Wiederaufbau, 4.75%, 05/15/12	4,500	4,618
LeasePlan Corp. NV, 3.00%, 05/07/12 (r)	1,900	1,926

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	2,950	2,886
MassMutual Global Funding II, 3.63%, 07/16/12 (r)	2,400	2,450
MetLife Inc., 1.52%, 08/06/13 (i)	2,220	2,234
MetLife Institutional Funding II, 1.27%, 04/04/14 (i) (r)	5,880	5,873
Metropolitan Life Global Funding I, 2.50%, 01/11/13 (r)	1,250	1,263
Morgan Stanley, 1.85%, 01/24/14 (e) (i)	8,160	7,613
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,179
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/12	554	569
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,242
Nordea Bank AB
2.50%, 11/13/12 (r)	765	771
1.75%, 10/04/13 (r)	2,795	2,768
2.13%, 01/14/14 (r)	3,295	3,270
PACCAR Financial Corp., 1.95%, 12/17/12	1,620	1,637
Principal Financial Group Inc., 7.88%, 05/15/14	3,620	4,112
Prudential Financial Inc.
3.63%, 09/17/12	4,830	4,911
2.75%, 01/14/13	490	494
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,221
RCI Banque SA, 2.26%, 04/11/14 (i) (r)	1,655	1,566
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,277
Royal Bank of Canada, 0.55%, 04/17/14 (i)	6,195	6,170
Royal Bank of Scotland Plc
2.63%, 05/11/12 (r)	5,200	5,266
3.40%, 08/23/13	3,645	3,628
Santander US Debt SA, 2.49%, 01/18/13 (r)	300	292
Simon Property Group LP, 4.20%, 02/01/15	540	570
SLM Corp., 5.13%, 08/27/12	6,375	6,372
Societe Generale, 2.50%, 01/15/14 (r)	3,110	2,893
Standard Chartered Plc, 3.85%, 04/27/15 (e) (r)	1,720	1,762
State Street Corp., 0.68%, 03/07/14 (i)	2,700	2,676
Toronto-Dominion Bank
0.43%, 07/26/13 (i)	2,070	2,069
0.55%, 07/14/14 (i)	2,055	2,056
Toyota Motor Credit Corp., 2.00%, 09/15/16 (e)	5,380	5,355
UBS AG Stamford
1.40%, 02/23/12 (i)	1,475	1,475
1.25%, 01/28/14 (i)	4,375	4,320
US Bancorp, 2.00%, 06/14/13	1,810	1,846
Ventas Realty LP, 3.13%, 11/30/15	1,220	1,206
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/11) (m)	425	348
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	567
Wells Fargo & Co., 5.25%, 10/23/12	1,435	1,496
Westpac Banking Corp., 2.10%, 08/02/13	3,250	3,296
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	870
4.50%, 11/10/14 (r)	1,695	1,800

		271,899
HEALTH CARE - 3.6%
AmerisourceBergen Corp., 5.63%, 09/15/12	4,435	4,613
Amgen Inc., 2.30%, 06/15/16 (e)	3,030	3,102
Boston Scientific Corp., 4.50%, 01/15/15	5,280	5,517
Cardinal Health Inc., 5.50%, 06/15/13	3,410	3,652
Express Scripts Inc.
5.25%, 06/15/12	5,375	5,519
6.25%, 06/15/14	865	952
3.13%, 05/15/16	1,810	1,828

	Shares/Par (p)	Value
Life Technologies Corp.
3.38%, 03/01/13	4,620	4,736
3.50%, 01/15/16	1,910	1,944
McKesson Corp., 3.25%, 03/01/16	735	775
Sanofi-Aventis SA, 0.67%, 03/28/14 (i)	3,840	3,831
Teva Pharmaceutical Finance III BV, 0.85%, 03/21/14 (i)	2,705	2,703
Watson Pharmaceuticals Inc., 5.00%, 08/15/14	1,500	1,624
WellPoint Inc.
6.80%, 08/01/12	2,230	2,339
6.00%, 02/15/14	2,525	2,790

		45,925
INDUSTRIALS - 1.8%
CSX Corp.
6.30%, 03/15/12 (e)	220	225
5.75%, 03/15/13	1,760	1,871
GATX Corp.
4.75%, 10/01/12	1,970	2,026
3.50%, 07/15/16	3,365	3,350
General Dynamics Corp., 1.38%, 01/15/15 (e)	5,735	5,740
Lockheed Martin Corp., 2.13%, 09/15/16	2,160	2,148
Roper Industries Inc., 6.63%, 08/15/13 (l)	1,435	1,554
Southwest Airlines Co., 6.50%, 03/01/12	3,805	3,884
Waste Management Inc.
6.38%, 11/15/12	1,083	1,147
2.60%, 09/01/16 (e)	1,300	1,303

		23,248
INFORMATION TECHNOLOGY - 2.6%
Agilent Technologies Inc., 2.50%, 07/15/13	630	639
Broadcom Corp.
1.50%, 11/01/13 (r)	1,210	1,212
2.38%, 11/01/15 (r)	1,590	1,604
Cisco Systems Inc., 0.59%, 03/14/14 (i)	4,870	4,834
Fiserv Inc., 3.13%, 06/15/16	980	992
Google Inc., 1.25%, 05/19/14	5,800	5,880
Hewlett-Packard Co., 2.35%, 03/15/15	3,120	3,129
International Business Machines Corp., 1.00%, 08/05/13 (e)	5,000	5,036
Microsoft Corp., 0.88%, 09/27/13 (e)	3,970	3,996
Xerox Corp.
5.50%, 05/15/12	2,085	2,143
5.65%, 05/15/13	2,100	2,223
1.11%, 05/16/14 (i)	1,230	1,219

		32,907
MATERIALS - 1.3%
ArcelorMittal, 5.38%, 06/01/13 (e)	2,620	2,673
Barrick Gold Corp., 6.13%, 09/15/13	3,600	3,935
CRH America Inc., 5.30%, 10/15/13	980	1,027
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,517
2.50%, 02/15/16 (e)	2,615	2,573
Rio Tinto Finance USA Ltd., 8.95%,
05/01/14 (l)	3,905	4,618

		16,343
TELECOMMUNICATION SERVICES - 3.1%
America Movil SAB de CV
3.63%, 03/30/15	1,580	1,635
2.38%, 09/08/16 (e)	2,565	2,480
American Tower Corp., 4.63%, 04/01/15	4,740	5,026
AT&T Corp., 7.30%, 11/15/11 (l)	2,500	2,519
AT&T Inc., 6.70%, 11/15/13 (e)	3,635	4,038
British Telecommunications Plc, 5.15%, 01/15/13	2,565	2,683

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
CenturyLink Inc., 7.88%, 08/15/12	670	699
Rogers Cable Inc.
6.25%, 06/15/13	1,070	1,158
5.50%, 03/15/14	275	300
Rogers Wireless Communications Inc., 6.38%, 03/01/14	900	999
Telecom Italia Capital SA, 5.25%, 11/15/13 (e)	4,485	4,384
Telefonica Emisiones SAU
5.86%, 02/04/13	2,190	2,229
2.58%, 04/26/13 (e)	2,590	2,506
Verizon Virginia Inc., 4.63%, 03/15/13 (e)	7,365	7,698
Vodafone Group Plc, 5.35%, 02/27/12	1,650	1,680

		40,034
UTILITIES - 3.9%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	4,410	4,545
Allegheny Energy Supply, 8.25%, 04/15/12 (q)	890	921
Appalachian Power Co., 5.65%, 08/15/12	1,750	1,816
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,502
1.95%, 09/01/16	1,095	1,085
Dominion Resources Inc.
5.70%, 09/17/12 (e)	1,020	1,065
2.25%, 09/01/15	1,275	1,294
1.95%, 08/15/16	1,465	1,458
DTE Energy Co., 1.03%, 06/03/13 (i)	2,210	2,206
Duke Energy Corp., 6.30%, 02/01/14	1,575	1,746
FirstEnergy Corp., 6.45%, 11/15/11	32	32
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	640	677
Georgia Power Co., 1.30%, 09/15/13	3,060	3,080
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,938
Kentucky Utilities Co., 1.63%, 11/01/15	915	911
NiSource Finance Corp.
6.15%, 03/01/13	1,355	1,434
5.40%, 07/15/14	1,040	1,126
Northeast Utilities, 5.65%, 06/01/13	3,775	4,030
PPL Energy Supply LLC, 6.40%, 11/01/11	1,200	1,205
Progress Energy Inc., 6.05%, 03/15/14	875	963
PSEG Power LLC
6.95%, 06/01/12	1,020	1,059
2.50%, 04/15/13	2,535	2,567
2.75%, 09/15/16	1,215	1,210
Sempra Energy, 1.11%, 03/15/14 (i)	4,435	4,443
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,474
Southern California Edison Co., 0.65%, 10/21/11 (i)	1,110	1,110
Southern Co.
5.30%, 01/15/12	1,250	1,265
1.95%, 09/01/16 (e)	1,370	1,364

		49,526

Total Corporate Bonds and Notes (cost $619,345)		620,178

GOVERNMENT AND AGENCY OBLIGATIONS - 32.0%
GOVERNMENT SECURITIES - 11.6%
Federal Home Loan Bank - 1.4% (v)
Federal Home Loan Bank, 1.63%, 11/21/12	17,310	17,567
Federal Home Loan Mortgage Corp. - 1.1% (v)
Federal Home Loan Mortgage Corp.
1.75%, 06/15/12	2,100	2,122
0.88%, 10/28/13	11,915	12,019

		14,141

	Shares/Par (p)	Value
Federal National Mortgage Association - 1.3% (v)
Federal National Mortgage Association
1.25%, 06/22/12	11,460	11,541
1.00%, 09/23/13	4,415	4,459

		16,000
Municipals - 0.5%
Florida Hurricane Catastrophe Fund Finance Corp., 1.01%, 10/15/12 (i)	6,305	6,304
Sovereign - 1.1%
Canada Housing Trust, 4.00%, 06/15/12 (r), CAD	2,355	2,295
Kommunalbanken AS, 5.13%, 05/30/12	7,400	7,620
Mexican Bonos, 9.00%, 12/22/11, MXN	59,290	4,316

		14,231
Treasury Inflation Index Securities - 2.7%
U.S. Treasury Inflation Indexed Note
3.00%, 07/15/12 (n)	24,219	24,889
1.88%, 07/15/13 (n)	2,091	2,189
0.50%, 04/15/15 (n)	6,417	6,677

		33,765
U.S. Treasury Securities - 3.5%
U.S. Treasury Note
0.38%, 10/31/12 (o)	37,000	37,077
1.50%, 07/31/16	7,665	7,871

		44,948
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.4%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 06/01/26	3,827	4,027
5.00%, 10/01/17 - 09/01/38	10,221	10,985
4.50%, 04/01/18 - 08/01/25	2,410	2,566
5.50%, 10/01/19 - 07/01/20	1,427	1,552
2.37%, 09/01/33 (i)	200	211
2.50%, 09/01/33 - 06/01/35 (i)	1,160	1,221
2.30%, 10/01/34 (i)	88	90
2.71%, 11/01/34 (i)	58	61
2.76%, 11/01/34 (i)	45	46
2.84%, 11/01/34 (i)	80	84
2.43%, 01/01/35 - 02/01/35 (i)	177	186
2.36%, 02/01/35 - 03/01/36 (i)	808	850
2.38%, 02/01/35 - 02/01/35 (i)	175	183
2.39%, 02/01/35 (i)	53	56
2.49%, 02/01/35 (i)	163	173
2.65%, 02/01/35 (i)	87	92
2.51%, 09/01/35 (i)	1,048	1,096
2.48%, 10/01/35 - 11/01/35 (i)	1,038	1,092
6.00%, 11/01/37	4,850	5,327
REMIC, 5.00%, 10/15/21	1,156	1,231
REMIC, 0.68%, 05/15/36 (i)	726	727
REMIC, 0.73%, 08/15/41 (i)	5,445	5,428

		37,284
Federal National Mortgage Association - 17.4%
Federal National Mortgage Association
5.50%, 01/01/17 - 05/01/40	78,257	85,133
5.00%, 07/01/19 - 07/01/41	15,549	16,780
4.50%, 08/01/24 - 09/01/25	53,179	56,969
4.00%, 02/01/25 - 08/01/26	29,740	31,450
2.35%, 03/01/33 - 01/01/35 (i)	182	192
1.83%, 06/01/33 (i)	66	68
2.45%, 06/01/33 - 07/01/33 (i)	788	831
2.63%, 09/01/33 (i)	5	6
2.32%, 12/01/33 (i)	2	2
2.46%, 12/01/33 (i)	805	843

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
2.38%, 04/01/34 - 08/01/35 (i)	7,178	7,542
2.51%, 04/01/34 - 10/01/34 (i)	45	48
2.53%, 11/01/34 (i)	8	8
2.55%, 11/01/34 (i)	893	948
2.61%, 11/01/34 (i)	201	212
2.33%, 01/01/35 (i)	120	126
2.36%, 01/01/35 (i)	34	35
2.37%, 01/01/35 (i)	96	101
2.44%, 02/01/35 - 02/01/36 (i)	2,096	2,204
2.15%, 03/01/35 (i)	87	91
2.07%, 04/01/35 (i)	651	674
2.69%, 04/01/35 (i)	187	197
2.74%, 04/01/35 (i)	498	530
2.18%, 05/01/35 - 05/01/35 (i)	1,209	1,254
2.43%, 05/01/35 (i)	102	107
2.54%, 06/01/35 (i)	800	843
2.66%, 07/01/35 (i)	641	681
1.76%, 08/01/35 (i)	1,359	1,398
2.27%, 11/01/35 (i)	958	1,005
2.59%, 11/01/35 (i)	430	452
2.30%, 02/01/36 (i)	995	1,044
2.39%, 03/01/36 (i)	390	411
2.49%, 03/01/36 (i)	801	845
6.00%, 01/01/38	1,589	1,746
REMIC,
5.00%, 08/25/19 - 11/25/21	6,444	6,934

		221,710
Government National Mortgage Association - 0.1%
Government National Mortgage Association
7.00%, 12/15/17	765	799
5.50%, 07/15/20	267	289

		1,088

Total Government and Agency Obligations (cost $401,996)		407,038

INVESTMENT COMPANIES - 0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	696

Total Investment Companies (cost $2,836)		696

SHORT TERM INVESTMENTS - 6.9%
Certificates of Deposit - 0.3%
Svenska Handelsbanken, 0.80%, 03/18/13 (i)	$4,200	4,196
Investment Companies - 3.7%
JNL Money Market Fund, 0.02% (a) (h)	4,105	4,105
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	43,161	43,161

		47,266

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	37,109	37,109
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	454	440

		37,549

Total Short Term Investments (cost $89,029)		89,011

Total Investments - 102.5% (cost $1,301,332)		1,304,945
Other Assets and Liabilities, Net - (2.5%)		(31,447)

Total Net Assets - 100.0%		$1,273,498

	Shares/Par (p)	Value
JNL/T.Rowe Price Value Fund
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 9.7%
Carnival Corp.	328	$9,926
Comcast Corp. - Class A	44	913
Comcast Corp. - Special Class A	581	12,011
Discovery Communications Inc. - Class C (c)	355	12,492
General Motors Co. (c)	385	7,773
H&R Block Inc.	454	6,047
International Game Technology	618	8,980
Kohl’s Corp.	339	16,655
Lowe’s Cos. Inc.	219	4,234
Madison Square Garden Inc. - Class A (c)	74	1,698
Time Warner Cable Inc.	164	10,297
Time Warner Inc.	456	13,678
Walt Disney Co.	125	3,773

		108,477
CONSUMER STAPLES - 4.8%
Archer-Daniels-Midland Co.	125	3,094
Avon Products Inc.	395	7,746
General Mills Inc.	176	6,755
Kellogg Co.	91	4,856
Kroger Co.	279	6,131
PepsiCo Inc.	188	11,644
Procter & Gamble Co.	220	13,893

		54,119
ENERGY - 14.4%
Chevron Corp.	385	35,620
Consol Energy Inc.	205	6,959
Devon Energy Corp.	72	3,992
El Paso Corp.	1,270	22,193
ENI SpA	253	4,445
EOG Resources Inc.	66	4,715
EQT Corp.	60	3,186
Hess Corp.	127	6,640
Murphy Oil Corp.	79	3,506
Newfield Exploration Co. (c)	54	2,135
Nexen Inc.	615	9,528
Noble Corp.	262	7,695
Peabody Energy Corp.	230	7,806
QEP Resources Inc.	127	3,430
Royal Dutch Shell Plc - ADR	213	13,104
Southwestern Energy Co. (c)	114	3,783
Spectra Energy Corp.	719	17,632
Weatherford International Ltd. (c)	415	5,068

		161,437
FINANCIALS - 18.0%
Allstate Corp.	148	3,497
American Express Co.	215	9,663
Ameriprise Financial Inc.	140	5,518
AON Corp.	250	10,478
Assured Guaranty Ltd.	278	3,052
Bank of America Corp.	1,400	8,568
First Horizon National Corp.	856	5,099
Goldman Sachs Group Inc.	49	4,671
JPMorgan Chase & Co.	657	19,777
Legg Mason Inc.	86	2,219
Marsh & McLennan Cos. Inc.	249	6,598
MetLife Inc.	392	10,991
Moody's Corp. (e)	603	18,364
Morgan Stanley	600	8,097
NYSE Euronext	444	10,314

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
PNC Financial Services Group Inc.	114	5,479
Regions Financial Corp.	1,746	5,813
SLM Corp.	850	10,581
St. Joe Co. (c) (e)	110	1,653
SunTrust Banks Inc.	223	4,001
U.S. Bancorp	683	16,066
Wells Fargo & Co.	1,175	28,331
Willis Group Holdings Plc	86	2,970

		201,800
HEALTH CARE - 13.8%
Amgen Inc.	299	16,414
CIGNA Corp.	228	9,541
Covidien Plc	388	17,129
Gilead Sciences Inc. (c)	441	17,091
Johnson & Johnson	236	15,042
Merck & Co. Inc.	810	26,485
Pfizer Inc.	2,372	41,932
WellPoint Inc.	158	10,314

		153,948
INDUSTRIALS - 8.5%
3M Co.	144	10,359
Boeing Co.	133	8,042
Canadian Pacific Railway Ltd. (e)	59	2,833
Emerson Electric Co.	133	5,482
Fluor Corp.	68	3,147
General Electric Co.	1,264	19,260
Honeywell International Inc.	220	9,656
Illinois Tool Works Inc.	134	5,562
Ingersoll-Rand Plc	214	6,000
Raytheon Co.	194	7,941
Republic Services Inc. - Class A	95	2,657
Southwest Airlines Co.	1,268	10,198
Union Pacific Corp.	51	4,124

		95,261
INFORMATION TECHNOLOGY - 11.4%
Amdocs Ltd. (c)	19	526
Analog Devices Inc.	149	4,659
Applied Materials Inc.	961	9,945
Cisco Systems Inc.	872	13,512
Computer Sciences Corp.	149	4,006
Corning Inc.	438	5,410
Harris Corp.	60	2,043
Hewlett-Packard Co.	252	5,646
International Business Machines Corp.	55	9,592
Marvell Technology Group Ltd. (c)	598	8,695
Microsoft Corp.	768	19,111
TE Connectivity Ltd.	332	9,354
Texas Instruments Inc.	735	19,582
Visa Inc.	115	9,884
Western Union Co.	351	5,368

		127,333
MATERIALS - 3.7%
International Paper Co.	705	16,380
Monsanto Co.	175	10,477
Owens-Illinois Inc. (c)	226	3,410
Vulcan Materials Co. (e)	121	3,321
Weyerhaeuser Co.	509	7,921

		41,509
TELECOMMUNICATION SERVICES - 3.8%
AT&T Inc.	798	22,748
CenturyLink Inc.	226	7,498
Telefonica SA	309	5,916

	Shares/Par (p)	Value
Vodafone Group Plc	2,617	6,744

		42,906
UTILITIES - 7.9%
AES Corp. (c)	1,317	12,857
Edison International	19	742
Entergy Corp.	187	12,370
Exelon Corp.	373	15,902
FirstEnergy Corp.	187	8,406
MDU Resources Group Inc.	375	7,190
NiSource Inc.	238	5,093
NRG Energy Inc. (c)	442	9,373
PPL Corp.	590	16,838

		88,771

Total Common Stocks (cost $1,179,091)		1,075,561

PREFERRED STOCKS - 1.4%
FINANCIALS - 1.3%
Citigroup Inc., Convertible Preferred, 7.50%	92	7,302
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	61	7,815

		15,117
UTILITIES - 0.1%
PPL Corp., Convertible Preferred, 9.50%	27	1,472

Total Preferred Stocks (cost $17,638)		16,589

CORPORATE BONDS AND NOTES - 0.5%
CONSUMER DISCRETIONARY - 0.1%
International Game Technology, 3.25%, 05/01/14 (e)	$1,007	1,158
FINANCIALS - 0.1%
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (i) (q)	1,850	1,332
MATERIALS - 0.3%
United States Steel Corp., 4.00%, 05/15/14	3,004	3,132

Total Corporate Bonds and Notes (cost $5,670)		5,622

SHORT TERM INVESTMENTS - 3.0%
Investment Companies - 1.6%
JNL Money Market Fund, 0.02% (a) (h)	1,145	1,145
T. Rowe Price Reserves Investment Fund, 0.13% (a) (h)	16,632	16,632

		17,777
Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	14,879	14,879
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	704	682

		15,561

Total Short Term Investments (cost $33,360)		33,338

Total Investments - 100.9% (cost $1,235,759)		1,131,110
Other Assets and Liabilities, Net - (0.9%)		(10,612)

Total Net Assets - 100.0%		$1,120,498

JNL/WMC Balanced Fund

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
COMMON STOCKS - 63.9%
CONSUMER DISCRETIONARY - 6.3%
Comcast Corp. - Class A	891	$18,617
Ford Motor Co. (c)	497	4,804
Honda Motor Co. Ltd. - ADR (e)	223	6,506
J.C. Penney Co. Inc. (e)	128	3,422
Johnson Controls Inc.	330	8,699
Lowe's Cos. Inc.	584	11,287
Mattel Inc.	265	6,861
Omnicom Group Inc.	111	4,094
Staples Inc.	425	5,654
Target Corp.	202	9,886
Time Warner Inc.	335	10,029
Walt Disney Co.	300	9,043

		98,902
CONSUMER STAPLES - 5.0%
CVS Caremark Corp.	333	11,194
PepsiCo Inc.	317	19,613
Philip Morris International Inc.	262	16,321
Procter & Gamble Co.	343	21,691
Unilever NV - ADR	316	9,944

		78,763
ENERGY - 8.5%
Anadarko Petroleum Corp.	231	14,593
Baker Hughes Inc.	160	7,363
Chevron Corp.	384	35,557
Exxon Mobil Corp.	599	43,522
Occidental Petroleum Corp.	188	13,456
Total SA - ADR	196	8,590
Ultra Petroleum Corp. (c)	334	9,266

		132,347
FINANCIALS - 10.2%
ACE Ltd.	214	12,961
Bank of America Corp.	1,007	6,160
BB&T Corp.	423	9,021
BlackRock Inc.	58	8,518
Chubb Corp.	166	9,961
Goldman Sachs Group Inc.	57	5,429
Hartford Financial Services Group Inc.	349	5,635
JPMorgan Chase & Co.	870	26,208
MetLife Inc.	479	13,417
PNC Financial Services Group Inc.	291	14,045
Principal Financial Group Inc.	255	5,779
UBS AG (c) (e)	541	6,184
Wells Fargo & Co.	1,466	35,349

		158,667
HEALTH CARE - 9.0%
Cardinal Health Inc.	314	13,146
Eli Lilly & Co.	583	21,541
Johnson & Johnson	434	27,652
Medtronic Inc.	483	16,067
Merck & Co. Inc.	847	27,711
Pfizer Inc.	1,565	27,663
Teva Pharmaceutical Industries Ltd. - ADR	161	6,007

		139,787
INDUSTRIALS - 6.9%
Avery Dennison Corp.	156	3,907
Cooper Industries Plc	270	12,461
Deere & Co.	130	8,367
FedEx Corp.	127	8,573
General Dynamics Corp.	132	7,527

	Shares/Par (p)	Value
General Electric Co.	751	11,439
Honeywell International Inc.	186	8,154
Northrop Grumman Systems Corp.	91	4,729
Pentair Inc. (e)	108	3,471
Siemens AG - ADR (e)	101	9,039
United Continental Holdings Inc. (c)	422	8,181
United Parcel Service Inc. - Class B	179	11,286
Waste Management Inc.	319	10,390

		107,524
INFORMATION TECHNOLOGY - 9.9%
Accenture Plc - Class A	176	9,285
Analog Devices Inc.	355	11,094
Automatic Data Processing Inc.	264	12,431
Avnet Inc. (c)	289	7,544
Cisco Systems Inc.	696	10,775
eBay Inc. (c)	287	8,454
Intel Corp.	631	13,452
International Business Machines Corp.	178	31,128
Microsoft Corp.	997	24,803
QUALCOMM Inc.	205	9,964
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	485	5,549
Texas Instruments Inc.	379	10,111

		154,590
MATERIALS - 1.8%
Barrick Gold Corp.	185	8,617
Dow Chemical Co.	378	8,498
Owens-Illinois Inc. (c)	230	3,480
Praxair Inc.	53	4,989
Rio Tinto Plc - ADR	50	2,204

		27,788
TELECOMMUNICATION SERVICES - 2.9%
AT&T Inc.	1,540	43,910
Sprint Nextel Corp. (c)	566	1,722

		45,632
UTILITIES - 3.4%
Dominion Resources Inc. (e)	320	16,245
Exelon Corp.	244	10,401
PG&E Corp.	312	13,214
Xcel Energy Inc.	541	13,346

		53,206

Total Common Stocks (cost $1,047,897)		997,206

NON-U.S. GOVERNMENT AGENCY ASSET- BACKED SECURITIES - 1.1%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	277
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	455	463
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/14 (r)	1,375	1,380
Banc of America Commercial Mortgage Inc. REMIC
5.12%, 07/11/43	532	536
5.37%, 09/10/47 (i)	1,200	1,320
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.70%, 04/12/38 (i)	168	187
5.20%, 12/11/38	780	843
5.62%, 03/11/39 (i)	915	998
5.54%, 09/11/41	600	658
CarMax Auto Owner Trust, 4.79%, 02/15/13	193	195

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	896
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 10/19/23	265	267
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (r)	2,643	2,711
Ford Credit Floorplan Master Owner Trust, 1.88%, 12/15/14 (i) (r)	1,000	1,014
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39 (e)	900	955
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.90%, 09/11/38 (i)	540	593
5.54%, 10/12/41	545	597
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	24	24
Merrill Lynch Mortgage Trust REMIC, 5.05%, 07/12/38 (i)	500	543
Morgan Stanley Dean Witter Capital I REMIC, 5.98%, 01/15/39	479	485
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	526
SBA Tower Trust, 4.25%, 04/15/40 (r)	420	443
Southwest Airlines Co., 6.15%, 02/01/24 (e)	216	229
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	684

Total Non-U.S. Government Agency Asset- Backed Securities (cost $16,064)		16,824

CORPORATE BONDS AND NOTES - 7.8%
CONSUMER DISCRETIONARY - 0.8%
CBS Corp.
5.75%, 04/15/20 (e)	805	886
4.30%, 02/15/21	25	25
Comcast Corp.
6.50%, 01/15/17	750	881
6.55%, 07/01/39 (e)	375	435
COX Communications Inc., 5.45%, 12/15/14 (e)	500	554
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,365
8.50%, 01/18/31 (e)	300	424
DIRECTV Holdings LLC
3.13%, 02/15/16	900	916
6.38%, 03/01/41	635	711
Grupo Televisa SA, 6.63%, 01/15/40	375	396
Lowe's Cos. Inc., 6.65%, 09/15/37	420	538
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,731
News America Inc., 4.50%, 02/15/21 (e)	850	854
Staples Inc., 9.75%, 01/15/14 (l)	335	388
Target Corp., 5.38%, 05/01/17	800	930
Time Warner Cable Inc.
5.85%, 05/01/17	270	300
5.00%, 02/01/20 (e)	500	531
Time Warner Inc., 4.88%, 03/15/20	500	532
Viacom Inc., 6.88%, 04/30/36	670	798

		13,195
CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.75%, 05/05/21 (e)	895	926
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	865
5.38%, 01/15/20 (e)	170	198
CVS Caremark Corp.
6.13%, 08/15/16	400	463
5.75%, 06/01/17	245	281

	Shares/Par (p)	Value
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	255
Kellogg Co., 4.00%, 12/15/20 (e)	1,300	1,393
Kraft Foods Inc., 6.25%, 06/01/12	302	313
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,845
SABMiller Plc, 6.50%, 07/15/18 (r)	600	722
Wal-Mart Stores Inc, 3.63%, 07/08/20 (e)	2,300	2,460
WM Wrigley Jr. Co., 3.70%, 06/30/14 (e) (r)	925	956

		10,677
ENERGY - 0.4%
BP Capital Markets Plc, 4.75%, 03/10/19	675	746
ConocoPhillips, 4.60%, 01/15/15 (e)	500	548
EOG Resources Inc., 5.63%, 06/01/19	190	225
Motiva Enterprises LLC, 5.75%, 01/15/20 (e) (r)	75	87
Occidental Petroleum Corp., 4.10%, 02/01/21 (e)	941	1,021
Shell International Finance BV
3.10%, 06/28/15	400	425
3.25%, 09/22/15 (e)	550	586
4.38%, 03/25/20 (e)	675	758
StatoilHydro ASA, 5.25%, 04/15/19 (e)	215	253
TransCanada Pipelines Ltd., 3.80%, 10/01/20 (e)	975	1,028

		5,677
FINANCIALS - 3.8%
Ace Capital Trust II, 9.70%, 04/01/30	525	668
American Express Centurion Bank, 6.00%, 09/13/17	850	954
American Express Credit Corp., 2.75%, 09/15/15 (e)	500	502
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,011
Ameriprise Financial Inc., 5.30%, 03/15/20	170	188
ANZ National International Ltd., 2.38%, 12/21/12 (r)	260	262
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	506
AXA SA, 8.60%, 12/15/30 (e)	425	476
Bank of America Corp.
6.50%, 08/01/16	2,000	1,986
5.42%, 03/15/17	700	608
7.63%, 06/01/19 (e)	800	840
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	259
5.45%, 05/15/19 (e)	500	578
Bank of Nova Scotia, 3.40%, 01/22/15 (e)	625	658
Barclays Bank Plc, 6.75%, 05/22/19 (e)	320	346
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,317
Caterpillar Financial Services Corp., 2.75%, 06/24/15	600	625
CDP Financial, 4.40%, 11/25/19 (r)	600	654
Charles Schwab Corp., 4.95%, 06/01/14	190	208
Citigroup Inc.
5.50%, 10/15/14	515	535
4.59%, 12/15/15 (e)	535	549
5.85%, 08/02/16 (e)	1,300	1,390
8.50%, 05/22/19	400	483
8.13%, 07/15/39	115	138
Comerica Inc., 3.00%, 09/16/15	95	94
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	694
Credit Suisse New York, 3.50%, 03/23/15 (e)	345	345
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	498
Discover Financial Services, 6.45%, 06/12/17	90	94

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Eaton Vance Corp., 6.50%, 10/02/17 (e)	160	183
Enel Finance International SA
5.13%, 10/07/19 (e) (r)	350	328
6.80%, 09/15/37 (r)	235	219
ERAC USA Finance Co., 4.50%, 08/16/21 (e) (r)	620	625
ERAC USA Finance LLC, 2.25%, 01/10/14 (r)	375	377
ERP Operating LP, 4.75%, 07/15/20	765	797
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	230
General Electric Capital Corp.
5.90%, 05/13/14	250	273
2.25%, 11/09/15	1,000	988
5.63%, 09/15/17	1,700	1,865
4.63%, 01/07/21 (e)	1,000	1,038
Goldman Sachs Group Inc.
5.35%, 01/15/16	900	931
5.63%, 01/15/17	1,350	1,310
6.25%, 02/01/41 (e)	940	914
Hartford Financial Services Group Inc., 6.10%, 10/01/41	645	562
HCP Inc., 6.00%, 01/30/17 (e)	365	384
Household Finance Co., 6.38%, 11/27/12	500	518
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	891
HSBC Bank USA, 5.88%, 11/01/34 (e)	250	239
ING Bank NV, 2.00%, 10/18/13 (r)	1,850	1,803
John Deere Capital Corp., 2.95%, 03/09/15 (e)	180	189
JPMorgan Chase & Co.
3.70%, 01/20/15 (e)	600	615
3.40%, 06/24/15 (e)	1,800	1,828
6.30%, 04/23/19	475	537
6.40%, 05/15/38	425	485
Kimco Realty Corp., 5.78%, 03/15/16	345	374
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	2,012
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	565
Liberty Property LP, 6.63%, 10/01/17	225	246
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	611
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	177
MetLife Global Funding I Inc., 2.50%, 09/29/15 (r)	1,200	1,209
Metropolitan Life Global Funding I, 2.88%, 09/17/12 (e) (r)	600	609
Morgan Stanley
6.00%, 05/13/14 (e)	400	405
5.38%, 10/15/15 (e)	170	169
5.45%, 01/09/17	1,700	1,640
National Rural Utilities Cooperative Finance Corp., 5.45%, 02/01/18	1,000	1,151
Nomura Holdings Inc., 5.00%, 03/04/15 (e)	280	293
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	351
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	502
PNC Funding Corp., 5.40%, 06/10/14 (e)	525	571
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,053
Prudential Financial Inc.
5.50%, 03/15/16	425	459
6.00%, 12/01/17	450	477
Rabobank Nederland NV, 3.20%, 03/11/15 (e) (r)	750	778
Realty Income Corp.
6.75%, 08/15/19	355	413
5.75%, 01/15/21 (e)	335	372
Royal Bank of Scotland Plc, 4.88%, 03/16/15	500	490

	Shares/Par (p)	Value
Simon Property Group LP
4.20%, 02/01/15 (e)	600	633
6.10%, 05/01/16	325	369
Sovereign Bank, 8.75%, 05/30/18	450	524
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	271
Svenska Handelsbanken AB, 4.88%, 06/10/14 (r)	700	740
Toyota Motor Credit Corp., 2.80%, 01/11/16 (e)	1,020	1,042
US Bank NA, 4.95%, 10/30/14	450	490
US Bancorp, 2.88%, 11/20/14 (e)	500	518
Wachovia Corp.
5.25%, 08/01/14	500	525
5.75%, 06/15/17	1,500	1,689
WEA Finance LLC
5.70%, 10/01/16 (e) (r)	100	107
7.13%, 04/15/18 (e) (r)	350	400
Wells Fargo & Co., 3.75%, 10/01/14 (e)	575	607

		59,437
HEALTH CARE - 0.5%
Amgen Inc.
6.15%, 06/01/18	425	517
5.70%, 02/01/19 (e)	350	418
Express Scripts Inc., 6.25%, 06/15/14	160	176
McKesson Corp., 3.25%, 03/01/16	175	185
Merck & Co. Inc., 4.00%, 06/30/15	370	407
Pfizer Inc., 6.20%, 03/15/19	700	877
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	916
Sanofi-Aventis SA, 4.00%, 03/29/21	1,025	1,112
Schering-Plough, 5.30%, 12/01/13 (e) (l)	450	492
Thermo Fisher Scientific Inc.
3.25%, 11/20/14	140	148
3.20%, 05/01/15	180	190
UnitedHealth Group Inc.
5.50%, 11/15/12	379	398
3.88%, 10/15/20	600	634
WellPoint Inc., 4.35%, 08/15/20 (e)	1,000	1,058

		7,528
INDUSTRIALS - 0.3%
Boeing Co., 3.75%, 11/20/16 (e)	860	937
Cargill Inc., 4.31%, 05/14/21 (e) (r)	517	560
Deere & Co., 4.38%, 10/16/19 (e)	185	209
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	385	395
Raytheon Co., 1.63%, 10/15/15	835	833
Siemens Financieringsmaatschappij NV,
5.75%, 10/17/16 (r)	675	787
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	554
United Parcel Service Inc., 4.88%, 11/15/40 (e)	370	424

		4,699
INFORMATION TECHNOLOGY - 0.4%
Cisco Systems Inc., 4.45%, 01/15/20 (e)	500	553
Dell Inc., 5.88%, 06/15/19 (e)	460	524
Hewlett-Packard Co., 3.75%, 12/01/20 (e)	1,000	971
International Business Machines Corp., 2.00%, 01/05/16	1,300	1,319
Intuit Inc., 5.40%, 03/15/12	550	560
Microsoft Corp., 4.50%, 10/01/40	500	550
Oracle Corp., 6.13%, 07/08/39	500	638
Xerox Corp.
8.25%, 05/15/14	345	393
6.75%, 02/01/17	75	86
6.35%, 05/15/18 (e)	50	57
5.63%, 12/15/19	30	32

		5,683

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41	210	257
ArcelorMittal, 6.75%, 03/01/41 (e) (l)	189	163

		420
TELECOMMUNICATION SERVICES - 0.3%
AT&T Inc.
2.50%, 08/15/15	500	511
6.80%, 05/15/36	150	181
BellSouth Corp., 6.55%, 06/15/34 (e)	300	348
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	83
Cellco Partnership, 5.55%, 02/01/14 (e)	500	547
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (l)	275	367
France Telecom SA, 4.38%, 07/08/14	230	245
SBC Communications, 6.45%, 06/15/34	480	552
Telecom Italia Capital SA, 5.25%, 10/01/15	675	644
Verizon Global Funding Corp., 7.75%, 12/01/30	500	687
Virgin Media Secured Finance Plc, 5.25%, 01/15/21	460	495
Vodafone Group Plc, 5.45%, 06/10/19	600	703

		5,363
UTILITIES - 0.6%
Abu Dhabi National Energy Co.
5.62%, 10/25/12 (r)	250	258
5.88%, 10/27/16 (r)	195	215
Atmos Energy Corp., 6.35%, 06/15/17	385	459
Colorado Public Service Co., 5.13%, 06/01/19	500	591
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	290
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	967
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,759
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	678
MidAmerican Energy Holdings Co., 6.13%, 04/01/36	350	419
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	435
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	361
Pennsylvania Electric Co., 5.20%, 04/01/20	600	671
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	80
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	240
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	132
5.35%, 05/15/40 (e)	800	983
Southern California Edison Co., 5.55%, 01/15/37	500	613

		9,151

Total Corporate Bonds and Notes (cost $115,311)		121,830

GOVERNMENT AND AGENCY OBLIGATIONS - 24.7%
GOVERNMENT SECURITIES - 10.9%
Federal Home Loan Mortgage Corp. - 0.3% (v)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,259
Municipals - 1.0%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,269
City of Chicago, IL, 6.85%, 01/01/38	700	779

	Shares/Par (p)	Value
Dallas Area Rapid Transit (insured by AMBAC Assurance Corp.), 6.00%, 12/01/44	890	1,136
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	639
Irvine Ranch Water District, 2.61%, 03/15/14	545	568
Los Angeles Unified School District, 5.75%, 07/01/34	800	898
Maryland Transportation Authority, 5.89%, 07/01/43	270	333
Massachusetts School Building Authority, 5.72%, 08/15/39	500	618
Metropolitan Transportation Authority
7.34%, 11/15/39	75	105
6.09%, 11/15/40	405	489
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	971
New York State Thruway Authority, Miscellaneous Revenue, RB, 5.88%, 04/01/30	840	1,018
New York, NJ, Port Authority Revenue
5.86%, 12/01/24	180	216
6.04%, 12/01/29	105	127
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,078
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	424
Oregon State Department of Transportation, 5.83%, 11/15/34	255	314
San Antonio Texas Electric & Gas, 5.99%, 02/01/39	135	170
State of California, 7.63%, 03/01/40	400	493
State of California Various Purpose Bond, 7.55%, 04/01/39	400	490
State of Illinois
5.37%, 03/01/17	20	21
5.67%, 03/01/18	370	398
5.88%, 03/01/19	300	320
State of Utah, 3.29%, 07/01/20	1,000	1,073
University of California, 6.58%, 05/15/49	370	459
University of California Build America Bond, 5.77%, 05/15/43	615	708
University of Missouri, 5.96%, 11/01/39	360	440

		15,554
Sovereign - 0.4%
Financing Corp. Fico, 0.00%, 12/06/13 - 12/27/13 (j)	495	486
Province of Ontario, Canada, 4.00%, 10/07/19	550	614
Resolution Funding Corp., 0.00%, 04/15/14 (j)	2,550	2,499
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,136

		5,735
U.S. Treasury Securities - 9.2%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,391
4.25%, 05/15/39 (e)	1,000	1,258
4.38%, 11/15/39 - 05/15/41	6,638	8,561
4.63%, 02/15/40	3,830	5,118
4.25%, 11/15/40	2,100	2,655
U.S. Treasury Note
1.38%, 05/15/12	9,800	9,874
4.75%, 05/31/12	2,000	2,061
0.63%, 12/31/12 - 01/31/13	15,800	15,884
0.63%, 04/30/13 (e)	15,000	15,091
3.13%, 09/30/13	2,500	2,641
1.88%, 02/28/14	10,700	11,085
1.75%, 07/31/15	7,000	7,295

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
1.25%, 10/31/15	5,000	5,106
2.00%, 01/31/16 - 04/30/16	17,000	17,879
1.50%, 06/30/16	13,600	13,975
3.88%, 05/15/18	1,000	1,161
3.63%, 02/15/20	3,915	4,519
2.63%, 11/15/20	9,400	10,052
3.13%, 05/15/21 (e)	2,900	3,219
4.75%, 02/15/41 (e)	2,800	3,826

		143,651
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 13.8%
Federal Home Loan Mortgage Corp. - 7.9%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,858	2,041
6.50%, 11/01/17	27	29
4.50%, 05/01/18 - 03/01/39	8,000	8,494
4.00%, 09/01/26 - 08/01/41	53,327	55,904
7.00%, 11/01/30 - 10/01/32	166	192
4.50%, 10/15/40, TBA (g)	40,600	42,941
5.00%, 10/15/40, TBA (g)	10,700	11,472
5.50%, 10/15/40, TBA (g)	2,400	2,595

		123,668
Federal National Mortgage Association - 5.6%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	104	114
3.50%, 10/01/25 - 03/01/26	6,197	6,481
3.50%, 10/15/25 – 10/15/40, TBA (g)	7,200	7,475
4.00%, 10/15/25, TBA (g)	6,700	7,060
4.50%, 10/15/25, TBA (g)	15,100	16,065
4.00%, 06/01/26 - 09/01/26	6,918	7,306
7.50%, 09/01/29	25	30
7.00%, 10/01/33	109	125
5.50%, 03/01/38 - 11/01/38	5,643	6,134
5.00%, 06/01/40 - 08/01/40	3,183	3,430
5.00%, 10/15/40, TBA (g)	16,000	17,210
5.50%, 10/15/40, TBA (g)	10,700	11,611
6.50%, 10/15/40, TBA (g)	3,500	3,858

		86,899
Government National Mortgage Association - 0.3%
Government National Mortgage Association
6.50%, 04/15/26	32	37
5.50%, 11/15/32 - 02/15/36	268	297
7.00%, 01/15/33 - 05/15/33	45	53
6.00%, 02/15/33 - 01/15/35	244	273
5.00%, 06/20/33 - 09/15/38	3,344	3,693
REMIC, 7.50%, 09/16/35	17	20

		4,373

Total Government and Agency Obligations (cost $369,600)		385,140

SHORT TERM INVESTMENTS - 12.4%
Investment Companies - 9.6%
JNL Money Market Fund, 0.02% (a) (h)	149,080	149,080
Securities Lending Collateral - 2.8%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	43,302	43,302

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	801	776

		44,078

Total Short Term Investments (cost $193,183)		193,158

Total Investments - 109.8% (cost $1,742,055)		1,714,158
Total Forward Sales Commitments - (0.2)% (proceeds $2,368)		(2,370)
Other Assets and Liabilities, Net - (9.6%)		(151,148)

Total Net Assets - 100.0%		$1,560,640

FORWARD SALES COMMITMENTS - 0.2%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.2%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association - 0.2%
Federal National Mortgage Association, 3.00%, 10/15/26 , TBA (g)	$2,300	$2,370

Total Government and Agency Obligations - 0.2% (proceeds $2,368)		$2,370

JNL/WMC Money Market Fund
CORPORATE BONDS AND NOTES - 10.0%
FINANCIALS - 8.9%
Bank of America Corp.
0.24%, 11/28/11	$4,000	$4,000
0.31%, 01/17/12	6,700	6,700
3.13%, 06/15/12	5,000	5,102
2.38%, 06/22/12	5,010	5,087
Bear Stearns Cos. Inc., 0.51%, 11/28/11 (i)	5,650	5,652
Citigroup Funding Inc., 1.88%, 10/22/12	10,000	10,170
Countrywide Financial Corp., 5.80%, 06/07/12	4,000	4,124
General Electric Capital Corp.
0.44%, 03/02/12 (i)	4,000	4,002
2.00%, 09/28/12	10,000	10,174
Goldman Sachs Group Inc.
0.65%, 10/07/11 (i)	4,500	4,500
6.60%, 01/15/12	5,250	5,338
0.45%, 02/06/12 (i)	7,245	7,245
John Deere Capital Corp., 2.88%, 06/19/12	10,000	10,189
JPMorgan Chase & Co., 0.48%, 06/25/12 (i)	5,000	5,005
State Street Corp., 2.15%, 04/30/12	3,500	3,540
Toyota Motor Credit Corp., 0.29%, 02/02/12 (i)	6,000	6,000
Wachovia Corp.
0.38%, 10/15/11 (i)	2,750	2,750
0.48%, 03/01/12 (i)	2,400	2,401
Wells Fargo & Co., 0.34%, 01/24/12 (i)	2,750	2,751

		104,730
HEALTH CARE - 0.6%
Pfizer Inc.
4.45%, 03/15/12	5,550	5,652
4.45%, 03/15/12	2,000	2,037

		7,689
INFORMATION TECHNOLOGY - 0.5%
Hewlett-Packard Co.
4.25%, 02/24/12	3,500	3,552

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
5.25%, 03/01/12	2,000	2,041

		5,593

Total Corporate Bonds and Notes (cost $118,012)		118,012

GOVERNMENT AND AGENCY OBLIGATIONS - 10.1%
GOVERNMENT SECURITIES - 10.1%
Federal Home Loan Mortgage Corp. - 7.2% (v)
Federal Home Loan Mortgage Corp.
1.25%, 05/03/12	40,000	40,242
0.35%, 07/25/12	3,000	3,000
0.17%, 09/19/12 (i)	20,000	19,996
0.45%, 09/21/12	8,000	8,000
0.49%, 09/21/12	6,000	6,000
0.21%, 10/12/12 (i)	8,300	8,302

		85,540
U.S. Treasury Securities - 2.9%
U.S. Treasury Note
1.00%, 04/30/12	30,400	30,540
0.75%, 05/31/12	4,000	4,014

		34,554

Total Government and Agency Obligations (cost $120,094)		120,094

SHORT TERM INVESTMENTS - 79.8%
Certificates of Deposit - 20.4%
Bank of Montreal
0.24%, 10/03/11 (i)	6,400	6,400
0.32%, 10/26/11	10,000	10,000
0.32%, 02/17/12	10,000	10,000
Bank of Nova Scotia
0.45%, 10/31/11 (i)	6,000	6,001
0.36%, 11/28/11	8,000	8,000
0.25%, 01/25/12 (i)	3,500	3,500
0.19%, 07/16/12	10,000	10,000
Barclays Bank Plc
0.74%, 10/25/11	7,500	7,500
0.81%, 02/16/12	5,200	5,200
0.59%, 05/03/12 (i)	3,500	3,500
BNP Paribas
0.36%, 12/12/11	6,500	6,500
0.76%, 03/01/12	3,500	3,500
Canadian Imperial Bank of Commerce
0.45%, 01/19/12 (i)	3,400	3,402
0.45%, 03/12/12	7,000	7,000
0.46%, 05/04/12 (i)	2,500	2,502
0.35%, 08/09/12 (i)	11,300	11,300
Citibank NA, 0.24%, 12/12/11	8,000	8,000
Credit Agricole SA, 0.31%, 10/04/11	5,000	5,000
Deutsche Bank AG, 0.20%, 10/03/11	5,000	5,000
DnB NOR Bank ASA
0.33%, 11/07/11 (i)	4,000	4,000
0.48%, 11/22/11	3,800	3,800
0.30%, 03/02/12	5,000	5,000
0.33%, 03/31/12 (i)	8,000	8,000
National Australia Bank Ltd., 0.21%, 11/01/11	10,000	10,000
Rabobank Nederland NV
0.31%, 11/07/11 (i)	4,000	4,000
0.28%, 02/10/12 (i)	3,700	3,700
0.30%, 05/29/12 (i)	4,000	4,000
Royal Bank of Canada
0.30%, 02/15/12	15,000	15,000
0.29%, 03/02/12 (i)	2,000	2,000

	Shares/Par (p)	Value
Societe Generale
0.39%, 11/07/11 (i)	7,700	7,700
0.43%, 12/12/11 (i)	7,000	7,000
Standard Chartered Bank
0.47%, 12/05/11 (i)	1,900	1,900
0.35%, 01/10/12	5,000	5,000
Toronto-Dominion Bank NY
0.31%, 10/28/11 (i)	5,500	5,500
0.21%, 01/03/12	7,000	7,000
0.40%, 04/27/12	3,500	3,500
UBS AG
0.39%, 12/22/11 (i)	7,400	7,400
0.62%, 03/02/12	4,500	4,500
UBS AG Stamford
0.61%, 11/23/11 (i)	4,700	4,700
0.29%, 12/14/11 (i)	5,000	5,000

		241,005
Commercial Paper - 19.4%
Amsterdam Funding Corp.
0.21%, 10/05/11 (r)	6,100	6,100
0.22%, 10/05/11 (r)	2,000	2,000
0.23%, 10/11/11 (r)	6,600	6,599
0.28%, 10/11/11 (r)	2,800	2,800
CAFCO LLC, 0.18%, 10/05/11 (r)	9,000	9,000
Chariot Funding LLC, 0.16%, 10/06/11 (r)	17,500	17,500
Coca-Cola Co.
0.17%, 10/04/11 (r)	6,400	6,400
0.21%, 03/01/12 (r)	5,000	4,995
CRC Funding LLC
0.20%, 10/18/11 (r)	4,200	4,199
0.26%, 11/21/11 (r)	5,000	4,998
0.27%, 12/06/11 (r)	8,300	8,296
Fairway Finance Corp.
1.75%, 10/11/11 (r)	2,400	2,400
0.20%, 10/14/11 (r)	5,400	5,400
0.20%, 10/18/11 (r)	9,500	9,499
Falcon Asset Securitization Co. LLC, 0.15%, 10/11/11 (r)	18,600	18,599
General Electric Capital Corp.
0.22%, 12/12/11	14,000	13,994
0.23%, 02/03/12	8,800	8,793
Hewlett-Packard Co., 0.16%, 10/17/11 (r)	11,700	11,699
Jupiter Securitization Corp., 0.17%, 10/04/11 (r)	2,000	2,000
Market Street Funding, 0.16%, 10/18/11 (r)	18,000	17,999
National Australia Bank Ltd., 0.20%, 10/03/11	8,000	8,000
Old Line Funding LLC
0.17%, 10/06/11 (r)	3,000	3,000
0.21%, 11/14/11	14,600	14,596
Province of Quebec, Canada, 0.16%, 11/14/11	5,000	4,999
Sanoti-Aventis SA, 0.37%, 10/14/11 (r)	9,400	9,399
Toyota Motor Credit Corp., 0.26%, 12/20/11	9,000	8,995
Windmill Funding LLC
0.23%, 10/12/11 (r)	12,500	12,499
0.03%, 11/07/11 (r)	4,700	4,698

		229,456
Investment Companies - 0.0%
JPMorgan Prime Money Market Fund, 0.02% (h)	62	62

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Repurchase Agreements - 40.0%
Repurchase Agreement with Deutsche Bank, 0.06% (Collateralized by $48,761 Federal Home Loan Mortgage Corp., 3.50%, due 08/01/26, value $51,000) acquired on 09/29/11, due 10/06/11 at $50,000	$50,000	50,000
Repurchase Agreement with Deutsche Bank., 0.05% (Collateralized by $30,415 U.S. Treasury Inflation Indexed Security, 3.00%, due 07/15/12, value $30,600) acquired on 09/30/11, due 10/03/11 at $30,000	30,000	30,000
Repurchase Agreement with Deutsche Bank., 0.09% (Collateralized by $42,378 Federal National Mortgage Association, 5.00% - 6.50%, due 08/01/23 - 12/1/40, value $45,947) acquired on 09/28/11, due 10/05/11 at $45,001	45,000	45,000
Repurchase Agreement with Deutsche Bank., 0.10% (Collateralized by $4,595 Government National Mortgage Association, 5.00%, due 06/15/38-01/15/41, value $5,062, and $27,589 Federal National Mortgage Association, 3.50%-7.00%, due 09/01/34-07/01/47, value $30,699) acquired on 09/27/11, due 10/04/11 at $35,001	35,000	35,000
Repurchase Agreement with Deutsche Bank., 0.12% (Collateralized by $35,439 Federal National Mortgage Association, 6.00% - 7.00%, due 11/01/37 - 10/1/38, value $40,866) acquired on 09/01/11, due 10/03/11 at $40,004	40,000	40,000
Repurchase Agreement with Goldman Sachs and Co., 0.10% (Collateralized by $18,121 Government National Mortgage Association, 4.50% - 6.50%, due 10/20/24 - 07/20/41, value $20,400) acquired on 09/28/11, due 10/05/11 at $20,000	20,000	20,000
Repurchase Agreement with Goldman Sachs and Co., 0.11% (Collateralized by $36,575 Government National Mortgage Association, 4.00% - 7.00%, due 10/15/23 - 09/20/41, value $40,800) acquired on 09/27/11, due 10/04/11 at $40,001	40,000	40,000
Repurchase Agreement with Goldman Sachs and Co., 0.12% (Collateralized by $44,068 Government National Mortgage Association, 4.00% - 6.50%, due 06/20/23 - 08/15/41, value $48,960) acquired on 09/30/2011, due 10/28/2011 at $48,004 (q)	48,000	48,000
Repurchase Agreement with UBS AG, 0.08% (Collateralized by $154,563 Government National Mortgage Association, 0.00% - 6.50%, due 10/15/23 - 09/20/41, value $168,708) acquired on 09/30/11, due 10/03/11 at $165,400	165,400	165,400

		473,400

Total Short Term Investments (cost $943,923)		943,923

Total Investments - 99.9% (cost $1,182,029)		1,182,029
Other Assets and Liabilities, Net - 0.1%		913

Total Net Assets - 100.0%		$1,182,942

	Shares/Par (p)	Value
JNL/WMC Value Fund
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 9.9%
CBS Corp. - Class B	231	$4,716
Comcast Corp. - Class A	944	19,727
General Motors Co. (c)	193	3,899
Goodyear Tire & Rubber Co. (c)	438	4,423
Home Depot Inc.	369	12,126
Kohl's Corp.	308	15,103
Mattel Inc.	475	12,306
Nordstrom Inc.	227	10,369
Stanley Black & Decker Inc.	325	15,977
Staples Inc.	490	6,518

		105,164
CONSUMER STAPLES - 7.9%
Anheuser-Busch InBev NV - ADR	214	11,311
Archer-Daniels-Midland Co.	203	5,027
CVS Caremark Corp.	435	14,604
General Mills Inc.	248	9,521
Kraft Foods Inc. - Class A	378	12,707
PepsiCo Inc.	201	12,467
Philip Morris International Inc.	232	14,478
Sysco Corp.	166	4,302

		84,417
ENERGY - 11.6%
Apache Corp.	100	8,032
Baker Hughes Inc.	237	10,945
Chevron Corp.	383	35,472
EOG Resources Inc.	76	5,404
Exxon Mobil Corp.	227	16,494
Marathon Oil Corp.	323	6,966
Noble Corp.	110	3,231
Occidental Petroleum Corp.	263	18,797
Royal Dutch Shell Plc - ADR - Class B (e)	173	10,704
Southwestern Energy Co. (c)	225	7,483

		123,528
FINANCIALS - 21.9%
ACE Ltd.	372	22,555
Ameriprise Financial Inc.	162	6,364
Bank of America Corp. (e)	2,015	12,331
BlackRock Inc.	96	14,239
Chubb Corp.	241	14,464
Credit Suisse Group AG - ADR (e)	331	8,675
Goldman Sachs Group Inc.	121	11,459
JPMorgan Chase & Co. (e)	982	29,575
Marsh & McLennan Cos. Inc.	658	17,474
PNC Financial Services Group Inc.	406	19,546
Principal Financial Group Inc.	335	7,588
Swiss Re Ltd. (c)	180	8,455
U.S. Bancorp	685	16,134
Unum Group	506	10,596
Wells Fargo & Co.	1,393	33,589

		233,044
HEALTH CARE - 14.8%
Abbott Laboratories	217	11,077
Amgen Inc.	281	15,430
Baxter International Inc.	211	11,828
Covidien Plc	306	13,477
HCA Holdings Inc. (c)	487	9,810
Johnson & Johnson	229	14,558
Merck & Co. Inc.	544	17,801

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2011

	Shares/Par (p)	Value
Pfizer Inc.	1,631	28,843
Teva Pharmaceutical Industries Ltd. - ADR	306	11,382
UnitedHealth Group Inc.	362	16,691
Zimmer Holdings Inc. (c)	123	6,570

		157,467
INDUSTRIALS - 9.7%
3M Co.	122	8,787
Boeing Co.	158	9,567
General Electric Co.	1,526	23,256
Illinois Tool Works Inc.	251	10,458
Ingersoll-Rand Plc	423	11,871
PACCAR Inc.	246	8,310
Republic Services Inc.	295	8,281
Textron Inc. (e)	352	6,216
Tyco International Ltd.	414	16,854

		103,600
INFORMATION TECHNOLOGY - 8.4%
Analog Devices Inc.	342	10,700
Cisco Systems Inc.	853	13,207
Hewlett-Packard Co.	301	6,766
Intel Corp.	966	20,605
Maxim Integrated Products Inc.	372	8,688
Microsoft Corp.	628	15,626
Xilinx Inc.	481	13,199

		88,791
MATERIALS - 5.3%
CF Industries Holdings Inc.	62	7,675
Dow Chemical Co.	536	12,032
EI Du Pont de Nemours & Co.	237	9,465
Mosaic Co.	195	9,539
Nucor Corp.	154	4,860
Rexam Plc - ADR (e)	199	4,760
Steel Dynamics Inc.	830	8,233

		56,564
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	1,186	33,823
UTILITIES - 4.0%
Edison International	257	9,838
Entergy Corp. (e)	162	10,726
NextEra Energy Inc.	121	6,520
Northeast Utilities	325	10,936
PPL Corp.	151	4,309

		42,329

Total Common Stocks (cost $1,092,731)		1,028,727

SHORT TERM INVESTMENTS - 4.6%
Investment Companies - 2.9%
JNL Money Market Fund, 0.02% (a) (h)	30,731	30,731
Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.24% (a) (h)	18,150	18,150

	Shares/Par (p)	Value
Securities Lending Liquidating Fund LLC, 0.29% (a) (h)	132	128

		18,278

Total Short Term Investments (cost $49,013)		49,009

Total Investments - 101.3% (cost $1,141,744)		1,077,736
Other Assets and Liabilities, Net - (1.3%)		(13,625)

Total Net Assets - 100.0%		$1,064,111

See accompanying Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

(a)	Investment in affiliate.
(b)	The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At September 30, 2011, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.
(c)	Non-income producing security.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)	Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”). Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.
(g)	Investment purchased on a delayed delivery basis. As of September 30, 2011, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/Capital Guardian Global Balanced Fund $3,241; JNL/Goldman Sachs Core Plus Bond Fund $233,118; JNL/JPMorgan U.S. Government & Quality Bond Fund $35,850; JNL/Mellon Capital Management Bond Index Fund $17,171; JNL/PIMCO Real Return Fund $1,108,686; JNL/PIMCO Total Return Bond Fund $1,023,449; and JNL/WMC Balanced Fund $117,918.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2011.
(i)	Variable rate security. Rate stated was in effect as of September 30, 2011.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2011.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral. See Pledged or Segregated Collateral in these Notes to the Schedules of Investments.
(p)	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)	Restricted Security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities in these Notes to the Schedules of Investments.
(r)	Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser deemed this security to be liquid based on procedures approved by the Board. As of September 30, 2011, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Global Allocation Fund, $5,800; JNL/Franklin Templeton Income Fund, $291,793; JNL/Goldman Sachs Core Plus Bond Fund, $160,543; JNL/Goldman Sachs Emerging Markets Debt Fund, $7,668; JNL/Ivy Asset Strategy Fund, $119,092; JNL/JPMorgan U.S. Government & Quality Bond Fund, $10,758; JNL/Lazard Emerging Markets Fund, $6,945; JNL/Mellon Capital Management Bond Index Fund, $2,536; JNL/PIMCO Real Return Fund, $494,605; JNL/PIMCO Total Return Bond Fund, $492,616; JNL/PPM America Floating Rate Income Fund, $5,583; JNL/PPM America High Yield Bond Fund, $410,538; JNL/T. Rowe Price Short-Term Bond Fund, $158,020; JNL/WMC Balanced Fund, $26,268; and JNL/WMC Money Market Fund, $170,080.
(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at September 30, 2011. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.
(w)	Effective August 29, 2011, the JNL/BlackRock Global Allocation Fund was reorganized from a Master-Feeder Fund structure to a Sub-Advised Fund. At that time, certain investments in the Master Fund, BlackRock Global Allocation Portfolio, were redeemed in-kind from the Master Fund and contributed into the Sub-Advised Fund. BlackRock Investment Management, LLC is the Sub-Adviser for the Fund and the Sub-Advised Fund has the same investment objectives as the Master Fund.

Currencies:

ARS - Argentine peso	CZK - Czech Republic korunas	JPY - Japanese yen	RUB - Russian ruble
AUD - Australian dollar	DKK - Danish krone	KRW - Korean won	SEK - Swedish krona
BRL - Brazilian real	EUR - European currency unit (euro)	MXN - Mexican peso	SGD - Singapore dollar
CAD - Canadian dollar	GBP - British pound	MYR - Malaysian ringgit	THB - Thai baht
CHF - Swiss franc	HKD - Hong Kong dollar	NOK - Norwegian krone	TRY - New Turkish lira
CLP - Chilean peso	HUF - Hungarian forint	NZD - New Zealand dollar	TWD - Taiwan dollar
CNH - Chinese offshore yuan	IDR - Indonesian rupiah	PEN - Peruvian nuevo sol	USD - United States dollar
CNY - Chinese yuan	ILS - Israeli new sheqel	PHP - Philippine peso	UYU - Uruguayan peso
COP - Colombian peso	INR - Indian rupee	PLN - Polish zloty	ZAR - South African rand

Abbreviations:

“-” Amount rounds to less than one thousand	DAX - Deutscher Aktienindex
ABS - Asset Backed Security	Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years
ADR - American Depositary Receipt
AMBAC - AMBAC Indemnity Corp.	Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years
ASX - Australian Stock Exchange
BDR - Brazilian Depository Receipt	FDR - Fiduciary Depository Receipt
CDO - Collateralized Debt Obligation	FTSE - Financial Times and the London Stock Exchange
CDX - Credit Default Swap Index	GDR - Global Depository Receipt
CLO - Collateralized Loan Obligation	GO - General Obligation
CMBS - Commercialized Mortgage Backed Security	HSCEI - Hang Seng China Enterprises Index
CNX - Crisil (Credit Rating Information Services of India Limited) National Stock Exchange of India Index	JSE - Johannesburg Stock Exchange
KOSPI - Korea Composite Stock Price Index
CPI - Consumer Price Index	LIBOR - London Interbank Offered Rate
CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted	MSCI - Morgan Stanley Capital International

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Abbreviations: (continued)

NYS - New York Registered Shares	SPDR - Standard & Poor’s Depository Receipt
OTC - Over the Counter	SPI - Schedule Performance Index
RB - Revenue Bond	TBA - To Be Announced (Securities purchased on a delayed delivery basis)
REIT - Real Estate Investment Trust	Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index
REMIC -Real Estate Mortgage Investment Conduit	Topix - Tokyo Stock Price Index
RNC - Republican National Committee	TSX - Toronto Stock Exchange

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended. The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at September 30, 2011.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$1,002	0.1%
Uranium Energy Corp. Warrant	10/22/2010	—	—	—

		$1,243	$1,002	0.1%

JNL/BlackRock Global Allocation Fund
Bank Negara Malaysia, 0.88%, 03/01/12	09/15/2011	$837	$807	0.3%
Bio City Development Co. BV, 8.00%, 07/06/18	08/29/2011	600	600	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/29/2011	49	9	—
Hutchison Whampoa Ltd.	08/29/2011	251	206	0.1
Korea Electric Power Corp., 5.13%, 04/23/34	08/29/2011	164	163	0.1
Marco Polo Investment Holding Ltd.	08/29/2011	—	—	—
NCB Holdings Ltd.	08/29/2011	—	—	—
Obsidian Natural Gas Trust, 7.00%, 11/02/15	08/29/2011	316	319	0.1
PetroBakken Energy Ltd., 3.13%, 02/08/16	08/29/2011	463	400	0.1
Pyrus Ltd., 7.50%, 12/20/15	08/29/2011	100	95	—
REI Agro Ltd., 5.50%, 11/13/14	08/29/2011	179	186	0.1
REI Agro Ltd., 5.50%, 11/13/14	08/29/2011	124	129	—
Sino-Forest Corp., 5.00%, 08/01/13	08/29/2011	36	34	—
Suzlon Energy Ltd., 0.00%, 07/25/14	08/29/2011	312	311	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/29/2011	111	104	—
Vietnam Government International Bond, 6.75%, 01/29/20	08/29/2011	151	143	0.1
Vodafone Group Plc Term Loan, 6.25%, 07/11/16	08/29/2011	208	208	0.1

		$3,064	$2,907	1.3%

JNL/Capital Guardian Global Balanced Fund
AES Panama SA, 6.35%, 12/21/16	01/04/2008	$298	$321	0.1%
AIA Group Ltd.	10/25/2010	1,844	1,835	0.5
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	162	186	0.1
Bank Mandiri Persero Tbk PT	01/27/2011	225	271	0.1
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	78	62	—
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	604	0.2
Dominican Republic International Bond, 8.63%, 04/20/27	12/17/2009	158	155	—
E.ON International Finance BV, 5.80%, 04/30/18	01/14/2010	538	573	0.2
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	302	293	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2009	487	395	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2009	88	79	—
First Data Corp., 12.63%, 01/15/21	12/22/2009	168	149	0.1
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	318	303	0.1
Glencore International Plc	05/20/2011	307	224	0.1
HSBC Bank Plc, 4.13%, 08/12/20	09/09/2011	634	619	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	520	524	0.1
Indorama Ventures PCL	01/18/2011	299	173	0.1
Intesa Sanpaolo SpA, 6.50%, 02/24/21	03/25/2011	315	267	0.1
LG Chem Ltd. - GDR	09/08/2009	134	218	0.1
Olam International Ltd.	06/08/2011	239	185	0.1
QGEP Participacoes SA	02/09/2011	196	137	—
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	416	489	0.1
Russian Foreign Bond, 7.85%, 03/10/18	05/20/2011	374	305	0.1
Societe Generale, 5.75%, 04/20/16	08/07/2008	145	131	—
Societe Generale SA, 5.20%, 04/15/21	09/26/2011	381	391	0.1
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	315	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	232	230	0.1
TransDigm Inc., 7.75%, 12/15/18	09/16/2011	400	407	0.1

		$10,186	$9,841	2.9%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Capital Guardian Global Diversified Research Fund
AIA Group Ltd.	10/25/2010	$2,411	$2,409	0.9%
Glencore International Plc	05/20/2011	1,646	1,201	0.4
LG Chem Ltd. - GDR	12/17/2009	1,407	1,975	0.7
Olam International Ltd.	06/03/2011	1,528	1,185	0.4

		$6,992	$6,770	2.4%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$5,199	$6,097	1.3%
Samsung Electronics Co. Ltd. - GDR	02/06/2007	773	806	0.2

		$5,972	$6,903	1.5%

JNL/Franklin Templeton Mutual Shares Fund
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	$743	$—	—%

JNL/Goldman Sachs Core Plus Bond Fund
CIT Mortgage Loan Trust REMIC, 1.23%, 10/25/37	10/11/2007	$299	$290	—%
CIT Mortgage Loan Trust REMIC, 1.48%, 10/25/37	10/11/2007	700	521	0.1
CIT Mortgage Loan Trust REMIC, 1.68%, 09/25/24	10/11/2007	1,280	526	0.1
Educational Secvices of America Inc., 1.10%, 07/25/23	02/24/2010	1,443	1,443	0.1
GSMPS Mortgage Loan Trust, 0.46%, 02/25/35	05/18/2006	102	86	—
Merit Securities Corp. REMIC, 1.74%, 09/28/32	12/10/2002	153	164	—
UBS AG New Jersey-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	707	381	—
ZFS Finance USA Trust I, 5.88%, 05/09/32	05/04/2007	1,225	1,214	0.1

		$5,909	$4,625	0.4%

JNL/Goldman Sachs Emerging Markets Debt Fund
Citigroup Funding Inc., 11.00%, 10/25/18	07/03/2011	$7,555	$7,123	0.9%
Citigroup Funding Inc., 11.00%, 07/27/20	07/26/2011	3,139	2,913	0.4
Citigroup Funding Inc., 11.00%, 07/25/24	08/12/2011	1,099	1,034	0.1
Citigroup Funding Inc., 11.25%, 10/25/18	06/30/2011	6,739	6,413	0.8

		$18,532	$17,483	2.2%

JNL/Ivy Asset Strategy Fund
CITIC Securities Co. Ltd.	09/30/2011	$14,340	$14,210	1.0%
Prada SpA	06/21/2011	10,482	8,633	0.6

		$24,822	$22,843	1.6%

JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,541	0.8%

JNL/M&G Global Basics Fund
GI Dynamics Inc.	09/07/2011	$447	$297	0.1%

JNL/PIMCO Total Return Bond Fund
Canada Housing Trust No. 1, 3.80%, 06/15/21	09/13/2011	$997	$943	—%
DG Funding Trust, 0.89%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,149	0.1
Daimler Finance North America LLC, 1.54%, 09/13/13	09/08/2011	2,200	2,200	0.1
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,237	16,899	0.4

		$21,861	$23,191	0.6%

JNL/PPM America High Yield Bond Fund
Applied Extrusion Technologies Inc. - Class B	05/05/2005	$63	$—	—%
Home Interior Gift Inc.	02/22/2006	174	—	—
Manitoba Telecom Services Inc.	06/10/2005	—	16	—

		$237	$16	—%

JNL/T.Rowe Price Established Growth Fund
Facebook Inc. - Class A	08/15/2011	$4,042	4,042	0.2%
Facebook Inc. - Class B	04/01/2011	7,264	$9,047	0.6
Groupon Inc.	12/17/2010	3,407	6,288	0.4
Mail.ru Group Ltd. - GDR	11/08/2010	7,197	6,149	0.4
Twitter Inc. Series A	09/14/2011	3	3	—
Twitter Inc. Series B	09/14/2011	51	51	—
Twitter Inc. Series C	09/14/2011	13	13	—
Twitter Inc. Series D	09/14/2011	485	485	—
Twitter Inc. Series G-2	07/28/2011	1,975	1,975	0.1
Zynga Inc.	02/18/2011	3,838	3,838	0.2

		$28,275	$31,891	1.9%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/T.Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,435	$3,435	0.3%
Hungry Machine Inc.	04/01/2011	4,061	5,526	0.4
Michael Kors Holdings Ltd.	07/11/2011	4,184	4,184	0.3

		$11,680	$13,145	1.0%

JNL/T.Rowe Price Short-Term Bond Fund
Allegheny Energy Supply, 8.25%, 04/15/12	09/03/2010	$917	$921	0.1%
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	2,836	696	0.1

		$3,753	$1,617	0.2%

JNL/T.Rowe Price Value Fund
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66	02/04/2011	$1,308	$1,332	0.1%

JNL/WMC Money Market Fund
Repurchase Agreement with Goldman Sachs and Co., 0.12% acquired on 09/30/2011, due 10/28/2011 at $48,004	09/30/2011	$48,000	$48,000	4.1%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of Jackson National Asset Management, LLC (“Adviser” or “JNAM”): PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund. Prudential Asset Management (Singapore) Limited serves as Sub-Adviser for JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Fund. M&G Investment Management Limited serves as Sub-Adviser for JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.

Investments in Affiliates - For the period ended September 30, 2011, certain Funds invested in money market funds, which are managed by the Adviser or an affiliate of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in the T. Rowe Price Reserves Investment Fund as a cash management tool. In addition, JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC and Securities Lending Liquidating Fund LLC. The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments. Income received from the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC is aggregated with income from securities lending when received from the custodian. The JNL Institutional Alt 20 Fund, JNL Institutional Alt 35 Fund, JNL Institutional Alt 50 Fund, JNL Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund invested solely in the Class A shares of other affiliated Funds of the Trust and JNL Variable Fund LLC. Each of the JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund and JNL/American Funds New World Fund operate as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”). Due to each Fund’s ownership of more than 5% of the shares of its corresponding Master Fund, these Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended (“1940 Act”). The JNL/BlackRock Global Allocation Fund invested in the iShares Comex Gold Trust Fund and iShares Silver Trust, which is an affiliate of the Fund. The JNL/Mellon Capital Management International Index Fund invested in Prudential plc, the parent company of Jackson National Life Insurance Company®. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. The JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in Bank of New York Mellon Corp., the parent company of the Fund’s Sub-Adviser. The JNL/T. Rowe Price Value Fund invested in T. Rowe Price Institutional Floating Rate Fund which is an affiliate of the Fund. The JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Securities Loan Facility, LLC which is an affiliate of the Fund.

The following table details each Fund’s long-term investments in affiliates held during the period ended September 30, 2011.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series – Blue Chip Income and Growth Fund Class 1	$149,079	$209,615	$11,266	$947	$847	$308,083
JNL/American Funds Global Bond Fund	American Funds Insurance Series – Global Bond Fund Class 1	105,387	226,333	16,244	2,326	1,243	316,869
JNL/American Funds New World Fund	American Funds Insurance Series – New World Fund Class 1	133,548	144,250	12,548	1,205	1,605	219,006
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	—	1,258	—	—	—	1,136
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	—	177	69	—	(17)	78
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	4,327	329	911	53	(503)	2,080
JNL/Mellon Capital Management International Index Fund	Prudential plc	2,552	610	123	115	14	2,443
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.95%, 11/01/12	—	537	—	18	—	522
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	—	499	—	9	—	510
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	—	599	—	—	—	598
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan	2,543	—	—	2,003	—	696
JNL/T. Rowe Price Value Fund	T. Rowe Price Institutional Floating Rate Fund	4,227	40	4,318	25	580	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Investments in Affiliates

The following table details cash management investments in affiliates held at September 30, 2011. There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2011.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$—	$210,041	$4
JNL/BlackRock Commodity Securities Fund	62,860	71,330	30
JNL/Capital Guardian Global Balanced Fund	16,241	16,136	4
JNL/Capital Guardian Global Diversified Research Fund	14,275	5,643	3
JNL/Capital Guardian U.S. Growth Equity Fund	55,757	13,432	12
JNL/Eagle Core Equity Fund	9,525	20,468	5
JNL/Eagle SmallCap Equity Fund	21,944	17,509	5
JNL/Franklin Templeton Global Growth Fund	28,349	25,213	9
JNL/Franklin Templeton Income Fund	67,966	60,057	24
JNL/Franklin Templeton International Small Cap Growth Fund	7,881	8,338	3
JNL/Franklin Templeton Mutual Shares Fund	62,650	56,872	20
JNL/Franklin Templeton Small Cap Value Fund	20,020	14,780	10
JNL/Goldman Sachs Core Plus Bond Fund	356,880	296,945	71
JNL/Goldman Sachs Emerging Markets Debt Fund	211,959	142,008	48
JNL/Goldman Sachs Mid Cap Value Fund	23,029	19,486	7
JNL/Goldman Sachs U.S. Equity Flex Fund	4,931	3,113	1
JNL/Invesco Global Real Estate Fund	8,743	11,808	4
JNL/Invesco International Growth Fund	37,733	47,395	15
JNL/Invesco Large Cap Growth Fund	18,815	58,186	10
JNL/Invesco Small Cap Growth Fund	4,579	2,189	3
JNL/Ivy Asset Strategy Fund	100,979	97,672	31
JNL/JPMorgan International Value Fund	11,098	12,195	5
JNL/JPMorgan MidCap Growth Fund	5,111	7,251	4
JNL/JPMorgan U.S. Government & Quality Bond Fund	36,257	141,260	20
JNL/Lazard Emerging Markets Fund	60,363	10,250	19
JNL/Lazard Mid Cap Equity Fund	11,284	10,470	3
JNL/M&G Global Basics Fund	5,571	17,185	3
JNL/M&G Global Leaders Fund	—	376	—
JNL/Mellon Capital Management European 30 Fund	79	27	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	134	83	—
JNL/Mellon Capital Management S&P 500 Index Fund	16,641	18,280	13
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	12,073	8,699	6
JNL/Mellon Capital Management Small Cap Index Fund	12,878	9,610	5
JNL/Mellon Capital Management International Index Fund	28,075	25,835	8
JNL/Mellon Capital Management Bond Index Fund	44,153	29,678	11
JNL/Mellon Capital Management Emerging Markets Index Fund	—	1,347	—
JNL/Mellon Capital Management Global Alpha Fund	3,593	32,231	8
JNL/Oppenheimer Global Growth Fund	7,173	10,189	4
JNL/PAM Asia ex-Japan Fund	1,752	2,481	1
JNL/PAM China-India Fund	20,481	5,633	3
JNL/PIMCO Real Return Fund	400	5,476	1
JNL/PIMCO Total Return Bond Fund	15,624	—	6
JNL/PPM America High Yield Bond Fund	35,569	30,361	18
JNL/PPM America Mid Cap Value Fund	864	—	1
JNL/PPM America Small Cap Value Fund	634	—	—
JNL/PPM America Value Equity Fund	233	209	—
JNL/Red Rocks Listed Private Equity Fund	20,746	4,751	4
JNL/S&P Competitive Advantage Fund	613	1,442	—
JNL/S&P Dividend Income & Growth Fund	5,012	4,665	1
JNL/S&P Intrinsic Value Fund	1,339	5,439	1
JNL/S&P Total Yield Fund	518	194	—
JNL/T. Rowe Price Established Growth Fund	250	1,000	—
JNL/T. Rowe Price Mid-Cap Growth Fund	4,056	261	1
JNL/T. Rowe Price Short-Term Bond Fund	6,234	4,105	2
JNL/T. Rowe Price Value Fund	4,638	1,145	1
JNL/WMC Balanced Fund	130,095	149,080	56
JNL/WMC Value Fund	26,760	30,731	9

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$21,210	$19,995	$21
JNL/T. Rowe Price Mid-Cap Growth Fund	62,363	64,378	91
JNL/T. Rowe Price Short-Term Bond Fund	50,383	43,161	88
JNL/T. Rowe Price Value Fund	14,447	16,632	16

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedules of Investments. The following table details unfunded loan commitments at September 30, 2011.

	Unfunded Commitment	Appreciation / (Depreciation)
JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.48%, 04/10/16	$409	$(59)

Security Valuation - The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date. Valuation of the investments by the Master Funds is discussed in the Master Funds’ Form N-Q, which is available on the SEC’s website at www.sec.gov. The securities lending collateral funds, which provide daily liquidity, are valued, at the daily reported NAV of the funds, as a practical expedient as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit-linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer. Futures contracts traded on a liquid exchange are valued at the settlement price. If the settlement price is not available, exchange-traded futures are valued at the last sales price as of the close of business on the local exchange. Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange-traded options are valued at the last bid. Options traded on an illiquid exchange are valued at the most recent bid quotation obtained from a broker/dealer. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Adviser determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Non-exchange-traded derivatives, such as options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, non-exchange-traded derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; and other data, as well as broker quotes.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures adopted by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value of an investment. Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources to assist in determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Recent Accounting Pronouncements - In April, 2011, FASB released Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU No. 2011-03 is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem the financial assets before their maturity. The ASU eliminates the collateral maintenance provision that an entity may use to determine whether a transfer of securities in a repurchase agreement is accounted for as a sale or a secured borrowing. The ASU may cause certain dollar roll transactions that are currently accounted for as purchase and sale to be characterized as a secured borrowing transaction. The ASU is effective for the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the impact ASU No. 2011-03 will have on the Funds’ financial statement disclosures.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

In May 2011, FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”. ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures. Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable or Level 3 fair valuation inputs.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange, investments in mutual funds or securities lending collateral, which are valued as a practical expedient at its daily reported NAV. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including term loans, priced by pricing services, over the counter derivatives, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or over the counter “look alike” options priced at their exchange traded equivalent. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as: trading activity of similar markets or securities, or changes in the security’s underlying index or comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or for which reliable quotes are not available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2011 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$308,083	$—	$—	$308,083

Fund Total	$308,083	$—	$—	$308,083
JNL/American Funds Global Bond Fund
Investment Companies	$316,869	$—	$—	$316,869

Fund Total	$316,869	$—	$—	$316,869
JNL/American Funds Global Small Capitalization Fund
Investment Companies	$110,328	$—	$—	$110,328

Fund Total	$110,328	$—	$—	$110,328
JNL/American Funds Growth-Income Fund
Investment Companies	$354,721	$—	$—	$354,721

Fund Total	$354,721	$—	$—	$354,721
JNL/American Funds International Fund
Investment Companies	$176,422	$—	$—	$176,422

Fund Total	$176,422	$—	$—	$176,422
JNL/American Funds New World Fund
Investment Companies	$219,006	$—	$—	$219,006

Fund Total	$219,006	$—	$—	$219,006
JNL/AQR Managed Futures Strategy Fund
Investment Companies	$408,528	$—	$—	$408,528

Fund Total	$408,528	$—	$—	$408,528
JNL Institutional Alt 20 Fund
Investment Companies	$789,431	$—	$—	$789,431

Fund Total	$789,431	$—	$—	$789,431
JNL Institutional Alt 35 Fund
Investment Companies	$1,210,046	$—	$—	$1,210,046

Fund Total	$1,210,046	$—	$—	$1,210,046
JNL Institutional Alt 50 Fund
Investment Companies	$1,533,305	$—	$—	$1,533,305

Fund Total	$1,533,305	$—	$—	$1,533,305
JNL Institutional Alt 65 Fund
Investment Companies	$964,951	$—	$—	$964,951

Fund Total	$964,951	$—	$—	$964,951
JNL Disciplined Moderate Fund
Investment Companies	$408,285	$—	$—	$408,285

Fund Total	$408,285	$—	$—	$408,285

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL Disciplined Moderate Growth Fund
Investment Companies	$440,093	$—	$—	$440,093
Fund Total	$440,093	$—	$—	$440,093

JNL Disciplined Growth Fund
Investment Companies	$155,726	$—	$—	$155,726

Fund Total	$155,726	$—	$—	$155,726
JNL/BlackRock Commodity Securities Fund
Common Stocks	$587,111	$17,535	$—	$604,646
Warrants	—	—	—	—
Commodity Indexed Structured Notes	—	65,486	—	65,486
Short Term Investments	173,127	192,994	—	366,121

Fund Total	$760,238	$276,015	$—	$1,036,253
JNL/BlackRock Global Allocation Fund
Common Stocks	$114,647	$62,662	$252	$177,561
Preferred Stocks	2,734	1,418	—	4,152
Warrants	32	8	—	40
Purchased Options	789	35	264	1,088
Investment Companies	7,443	35	—	7,478
Non-U.S. Government Agency Asset-Backed Securities	—	377	—	377
Corporate Bonds and Notes	—	19,323	1,183	20,506
Government and Agency Obligations	—	52,517	—	52,517
Short Term Investments	16,246	32,024	—	48,270

Fund Total	$141,891	$168,399	$1,699	$311,989
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$104,469	$106,395	$—	$210,864
Preferred Stocks	191	—	—	191
Corporate Bonds and Notes	—	26,427	—	26,427
Government and Agency Obligations	—	97,325	—	97,325
Short Term Investments	52,249	—	—	52,249

Fund Total	$156,909	$230,147	$—	$387,056
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$129,695	$140,383	$—	$270,078
Short Term Investments	30,178	—	—	30,178

Fund Total	$159,873	$140,383	$—	$300,256
JNL/Capital Guardian U.S. Growth Equity Fund
Common Stocks	$377,675	$—	$—	$377,675
Short Term Investments	33,132	—	—	33,132

Fund Total	$410,807	$—	$—	$410,807
JNL/Eagle Core Equity Fund
Common Stocks	$185,001	$—	$—	$185,001
Investment Companies	2,821	—	—	2,821
Short Term Investments	20,468	—	—	20,468

Fund Total	$208,290	$—	$—	$208,290
JNL/Eagle SmallCap Equity Fund
Common Stocks	$681,837	$—	$—	$681,837
Short Term Investments	70,635	—	—	70,635

Fund Total	$752,472	$—	$—	$752,472
JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$971,350	$—	$—	$971,350

Fund Total	$971,350	$—	$—	$971,350
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$204,139	$238,271	$—	$442,410
Short Term Investments	61,336	—	—	61,336

Fund Total	$265,475	$238,271	$—	$503,746
JNL/Franklin Templeton Income Fund
Common Stocks	$324,362	$47,343	$—	$371,705
Preferred Stocks	25,542	27,831	—	53,373
Warrants	527	—	—	527
Non-U.S. Government Agency Asset-Backed Securities	—	6,458	—	6,458
Corporate Bonds and Notes	—	626,556	—	626,556
Government and Agency Obligations	—	6,172	—	6,172
Other Equity Interests	—	—	47	47
Short Term Investments	280,024	—	—	280,024

Fund Total	$630,455	$714,360	$47	$1,344,862

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$67,137	$129,974	$—	$197,111
Short Term Investments	31,041	—	—	31,041

Fund Total	$98,178	$129,974	$—	$228,152
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$401,090	$119,560	$2,937	$523,587
Corporate Bonds and Notes	—	19,784	—	19,784
Short Term Investments	64,208	—	—	64,208

Fund Total	$465,298	$139,344	$2,937	$607,579
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$303,073	$—	$—	$303,073
Short Term Investments	45,196	—	—	45,196

Fund Total	$348,269	$—	$—	$348,269
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$127,853	$—	$127,853
Corporate Bonds and Notes	—	338,637	381	339,018
Government and Agency Obligations	—	540,656	11,496	552,152
Common Stocks	—	—	—	—
Short Term Investments	391,409	—	—	391,409

Fund Total	$391,409	$1,007,146	$11,877	$1,410,432
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$105,490	$10,977	$116,467
Government and Agency Obligations	7,282	486,859	—	494,141
Short Term Investments	149,973	—	—	149,973

Fund Total	$157,255	$592,349	$10,977	$760,581
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$619,417	$—	$—	$619,417
Short Term Investments	30,167	—	—	30,167

Fund Total	$649,584	$—	$—	$649,584
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$113,943	$—	$—	$113,943
Short Term Investments	3,113	—	—	3,113

Fund Total	$117,056	$—	$—	$117,056
JNL/Invesco Global Real Estate Fund
Common Stocks	$324,006	$326,522	$—	$650,528
Short Term Investments	54,775	—	—	54,775

Fund Total	$378,781	$326,522	$—	$705,303
JNL/Invesco International Growth Fund
Common Stocks	$85,087	$442,558	$—	$527,645
Preferred Stocks	—	4,230	—	4,230
Short Term Investments	82,335	—	—	82,335

Fund Total	$167,422	$446,788	$—	$614,210
JNL/Invesco Large Cap Growth Fund
Common Stocks	$801,581	$—	$—	$801,581
Short Term Investments	66,639	—	—	66,639

Fund Total	$868,220	$—	$—	$868,220
JNL/Invesco Small Cap Growth Fund
Common Stocks	$153,912	$—	$—	$153,912
Short Term Investments	9,496	—	—	9,496

Fund Total	$163,408	$—	$—	$163,408
JNL/Ivy Asset Strategy Fund
Common Stocks	$646,584	$387,892	$—	$1,034,476
Preferred Stocks	7,149	73,323	—	80,472
Purchased Options	8,221	28,286	—	36,507
Precious Metals	184,829	—	—	184,829
Short Term Investments	97,672	—	—	97,672

Fund Total	$944,455	$489,501	$—	$1,433,956
JNL/JPMorgan International Value Fund
Common Stocks	$10,536	$514,437	$—	$524,973
Preferred Stocks	—	5,134	—	5,134
Rights	99	—	—	99
Short Term Investments	78,010	—	—	78,010

Fund Total	$88,645	$519,571	$—	$608,216
JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$338,415	$—	$—	$338,415
Short Term Investments	25,175	—	—	25,175

Fund Total	$363,590	$—	$—	$363,590

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$53,991	$1,714	$55,705
Corporate Bonds and Notes	—	22,285	—	22,285
Government and Agency Obligations	—	1,141,789	—	1,141,789
Short Term Investments	168,245	—	—	168,245

Fund Total	$168,245	$1,218,065	$1,714	$1,388,024
JNL/Lazard Emerging Markets Fund
Common Stocks	$494,396	$630,812	$—	$1,125,208
Preferred Stocks	2,641	—	—	2,641
Short Term Investments	57,517	—	—	57,517

Fund Total	$554,554	$630,812	$—	$1,185,366
JNL/Lazard Mid Cap Equity Fund
Common Stocks	$173,553	$—	$—	$173,553
Preferred Stocks	—	—	1,541	1,541
Short Term Investments	10,819	—	—	10,819

Fund Total	$184,372	$—	$1,541	$185,913
JNL/M&G Global Basics Fund
Common Stocks	$80,499	$150,663	$942	$232,104
Preferred Stocks	—	289	—	289
Short Term Investments	39,780	—	—	39,780

Fund Total	$120,279	$150,952	$942	$272,173
JNL/M&G Global Leaders Fund
Common Stocks	$18,261	$13,734	$—	$31,995
Short Term Investments	4,386	—	—	4,386

Fund Total	$22,647	$13,734	$—	$36,381
JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$249,854	$—	$—	$249,854

Fund Total	$249,854	$—	$—	$249,854
JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$373,519	$—	$—	$373,519

Fund Total	$373,519	$—	$—	$373,519
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$—	$19,312	$—	$19,312
Short Term Investments	593	—	—	593

Fund Total	$593	$19,312	$—	$19,905
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$57,854	$—	$57,854
Investment Companies	487	—	—	487
Short Term Investments	14,579	—	—	14,579

Fund Total	$15,066	$57,854	$—	$72,920
JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$930,704	$—	$—	$930,704
Short Term Investments	27,796	1,470	—	29,266

Fund Total	$958,500	$1,470	$—	$959,970
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$575,927	$—	$—	$575,927
Short Term Investments	31,104	785	—	31,889

Fund Total	$607,031	$785	$—	$607,816
JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$633,051	$—	$—	$633,051
Short Term Investments	86,832	1,595	—	88,427

Fund Total	$719,883	$1,595	$—	$721,478
JNL/Mellon Capital Management International Index Fund
Common Stocks	$18,770	$1,002,403	$—	$1,021,173
Preferred Stocks	—	6,108	—	6,108
Rights	77	—	—	77
Other Equity Interests	—	—	—	—
Short Term Investments	174,528	2,909	—	177,437

Fund Total	$193,375	$1,011,420	$—	$1,204,795
JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$32,696	$—	$32,696
Corporate Bonds and Notes	—	315,636	—	315,636
Government and Agency Obligations	—	1,099,069	—	1,099,069
Short Term Investments	140,143	—	—	140,143

Fund Total	$140,143	$1,447,401	$—	$1,587,544

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$16,511	$56,316	$104	$72,931
Preferred Stocks	5,867	353	—	6,220
Rights	—	5	—	5
Investment Companies	91	—	—	91
Short Term Investments	2,108	115	—	2,223

Fund Total	$24,577	$56,789	$104	$81,470
JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$21,347	$—	$—	$21,347
Short Term Investments	32,231	439,604	—	471,835

Fund Total	$53,578	$439,604	$—	$493,182
JNL/Oppenheimer Global Growth Fund
Common Stocks	$240,447	$232,563	$—	$473,010
Preferred Stocks	—	7,674	—	7,674
Rights	104	—	—	104
Short Term Investments	50,030	—	—	50,030

Fund Total	$290,581	$240,237	$—	$530,818
JNL/PAM Asia ex-Japan Fund
Common Stocks	$5,137	$93,075	$—	$98,212
Short Term Investments	9,143	—	—	9,143

Fund Total	$14,280	$93,075	$—	$107,355
JNL/PAM China-India Fund
Common Stocks	$16,854	$256,061	$—	$272,915
Short Term Investments	35,930	—	—	35,930

Fund Total	$52,784	$256,061	$—	$308,845
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$322,169	$—	$322,169
Corporate Bonds and Notes	—	609,878	967	610,845
Government and Agency Obligations	—	2,505,079	—	2,505,079
Preferred Stocks	517	—	—	517
Short Term Investments	90,079	711,065	—	801,144

Fund Total	$90,596	$4,148,191	$967	$4,239,754
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$231,905	$—	$231,905
Corporate Bonds and Notes	—	1,048,638	2,300	1,050,938
Government and Agency Obligations	—	2,745,761	100	2,745,861
Preferred Stocks	13,505	—	3,198	16,703
Short Term Investments	179,247	649,292	—	828,539

Fund Total	$192,752	$4,675,596	$5,598	$4,873,946
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$34,144	$—	$34,144
Variable Rate Senior Loan Interests	—	397,287	—	397,287
Other Equity Interests	—	850	—	850
Short Term Investments	—	17,717	—	17,717

Fund Total	$—	$449,998	$—	$449,998
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$23,202	$—	$23,202
Corporate Bonds and Notes	—	955,620	—	955,620
Common Stocks	26,646	—	—	26,646
Preferred Stocks	14,777	—	—	14,777
Investment Companies	6,158	—	—	6,158
Other Equity Interests	—	946	—	946
Short Term Investments	327,003	—	—	327,003

Fund Total	$374,584	$979,768	$—	$1,354,352
JNL/PPM America Mid Cap Value Fund
Common Stocks	$100,182	$—	$—	$100,182
Short Term Investments	6,568	—	—	6,568

Fund Total	$106,750	$—	$—	$106,750
JNL/PPM America Small Cap Value Fund
Common Stocks	$59,959	$—	$—	$59,959
Short Term Investments	3,839	—	—	3,839

Fund Total	$63,798	$—	$—	$63,798
JNL/PPM America Value Equity Fund
Common Stocks	$96,040	$—	$—	$96,040
Short Term Investments	2,822	—	—	2,822

Fund Total	$98,862	$—	$—	$98,862

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$299,154	$337,229	$—	$636,383
Rights	—	317	—	317
Short Term Investments	18,899	—	—	18,899

Fund Total	$318,053	$337,546	$—	$655,599
JNL/S&P Managed Conservative Fund
Investment Companies	$1,196,256	$—	$—	$1,196,256

Fund Total	$1,196,256	$—	$—	$1,196,256
JNL/S&P Managed Moderate Fund
Investment Companies	$1,952,565	$—	$—	$1,952,565

Fund Total	$1,952,565	$—	$—	$1,952,565
JNL/S&P Managed Moderate Growth Fund
Investment Companies	$3,198,838	$—	$—	$3,198,838

Fund Total	$3,198,838	$—	$—	$3,198,838
JNL/S&P Managed Growth Fund
Investment Companies	$2,220,509	$—	$—	$2,220,509

Fund Total	$2,220,509	$—	$—	$2,220,509
JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$754,466	$—	$—	$754,466

Fund Total	$754,466	$—	$—	$754,466
JNL/S&P Competitive Advantage Fund
Common Stocks	$379,506	$—	$—	$379,506
Short Term Investments	18,233	—	—	18,233

Fund Total	$397,739	$—	$—	$397,739
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$667,691	$—	$—	$667,691
Short Term Investments	32,511	—	—	32,511

Fund Total	$700,202	$—	$—	$700,202
JNL/S&P Intrinsic Value Fund
Common Stocks	$480,315	$—	$—	$480,315
Short Term Investments	43,249	—	—	43,249

Fund Total	$523,564	$—	$—	$523,564
JNL/S&P Total Yield Fund
Common Stocks	$296,030	$—	$—	$296,030
Short Term Investments	16,391	—	—	16,391

Fund Total	$312,421	$—	$—	$312,421
JNL/S&P 4 Fund
Investment Companies	$836,598	$—	$—	$836,598

Fund Total	$836,598	$—	$—	$836,598
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$1,530,214	$39,193	$14,351	$1,583,758
Preferred Stocks	—	—	12,652	12,652
Short Term Investments	47,082	—	—	47,082

Fund Total	$1,577,296	$39,193	$27,003	$1,643,492
JNL/T.Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,234,688	$—	$—	$1,234,688
Preferred Stocks	—	—	13,145	13,145
Corporate Bonds and Notes	—	865	—	865
Short Term Investments	141,048	—	—	141,048

Fund Total	$1,375,736	$865	$13,145	$1,389,746
JNL/T.Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$188,022	$—	$188,022
Corporate Bonds and Notes	—	620,178	—	620,178
Government and Agency Obligations	—	407,038	—	407,038
Investment Companies	—	—	696	696
Short Term Investments	84,815	4,196	—	89,011

Fund Total	$84,815	$1,219,434	$696	$1,304,945
JNL/T.Rowe Price Value Fund
Common Stocks	$1,058,456	$17,105	$—	$1,075,561
Preferred Stocks	7,815	8,774	—	16,589
Corporate Bonds and Notes	—	5,622	—	5,622
Short Term Investments	33,338	—	—	33,338

Fund Total	$1,099,609	$31,501	$—	$1,131,110

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/WMC Balanced Fund
Common Stocks	$997,206	$—	$—	$997,206
Non-U.S. Government Agency Asset-Backed Securities	—	16,824	—	16,824
Corporate Bonds and Notes	—	121,830	—	121,830
Government and Agency Obligations	—	385,140	—	385,140
Short Term Investments	193,158	—	—	193,158

Fund Total	$1,190,364	$523,794	$—	$1,714,158
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$118,012	$—	$118,012
Government and Agency Obligations	—	120,094	—	120,094
Short Term Investments	62	943,861	—	943,923

Fund Total	$62	$1,181,967	$—	$1,182,029
JNL/WMC Value Fund
Common Stocks	$1,028,727	$—	$—	$1,028,727
Short Term Investments	49,009	—	—	49,009

Fund Total	$1,077,736	$—	$—	$1,077,736

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Mutual Shares Fund
Corporate Bonds and Notes[1]	$—	$(59)	$—	$(59)

Fund Total	$—	$(59)	$—	$(59)
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(21,369)	$—	$(21,369)

Fund Total	$—	$(21,369)	$—	$(21,369)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(29,276)	$—	$—	$(29,276)

Fund Total	$(29,276)	$—	$—	$(29,276)
JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(18,010)	$—	$(18,010)

Fund Total	$—	$(18,010)	$—	$(18,010)
JNL/PIMCO Real Return Fund
Government and Agency Obligations	$—	$(24,529)	$—	$(24,529)

Fund Total	$—	$(24,529)	$—	$(24,529)
JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(21,307)	$—	$(21,307)

Fund Total	$—	$(21,307)	$—	$(21,307)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(2,370)	$—	$(2,370)

Fund Total	$—	$(2,370)	$—	$(2,370)

[1]

Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$1,983	$—	$—	$1,983
Open Forward Foreign Currency Contracts	—	23,605	—	23,605

Fund Total	$1,983	$23,605	$—	$25,588
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$203	$—	$—	$203
Open Forward Foreign Currency Contracts	—	259	—	259
Total Return Swap Agreements	—	1	—	1

Fund Total	$203	$260	$—	$463
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$486	$—	$486

Fund Total	$—	$486	$—	$486
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$4,571	$—	$4,571

Fund Total	$—	$4,571	$—	$4,571
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$5,348	$—	$—	$5,348
Open Forward Foreign Currency Contracts	—	6,490	—	6,490
Interest Rate Swap Agreements	—	7,277	—	7,277
Credit Default Swap Agreements	—	1,198	—	1,198

Fund Total	$5,348	$14,965	$—	$20,313

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$—	$32,953	$—	$32,953
Interest Rate Swap Agreements	—	1,079	—	1,079
Non-Deliverable Bond Forward Contracts	—	100	—	100

Fund Total	$—	$34,132	$—	$34,132
JNL/Ivy Asset Strategy Fund
Open Futures Contracts	$6,379	$—	$—	$6,379
Open Forward Foreign Currency Contracts	—	9,232	—	9,232

Fund Total	$6,379	$9,232	$—	$15,611
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$6,551	$—	$6,551

Fund Total	$—	$6,551	$—	$6,551
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$157	$—	$—	$157
Open Forward Foreign Currency Contracts	—	14	—	14

Fund Total	$157	$14	$—	$171
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$3,764	$—	$—	$3,764
Open Forward Foreign Currency Contracts	—	16,334	—	16,334

Fund Total	$3,764	$16,334	$—	$20,098
JNL/PIMCO Real Return Fund
Open Futures Contracts	$3,658	$—	$—	$3,658
Open Forward Foreign Currency Contracts	—	17,807	—	17,807
Interest Rate Swap Agreements	—	2,944	—	2,944
Credit Default Swap Agreements	—	1,074	—	1,074

Fund Total	$3,658	$21,825	$—	$25,483
JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$17,216	$—	$—	$17,216
Open Forward Foreign Currency Contracts	—	23,408	—	23,408
Interest Rate Swap Agreements	—	18,474	—	18,474
Credit Default Swap Agreements	—	260	—	260

Fund Total	$17,216	$42,142	$—	$59,358
JNL/T.Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$235	$—	$235

Fund Total	$—	$235	$—	$235

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(2,508)	$—	$—	$(2,508)
Open Forward Foreign Currency Contracts	—	(27,291)	—	(27,291)
Total Return Swap Agreements	—	(730)	—	(730)

Fund Total	$(2,508)	$(28,021)	$—	$(30,529)
JNL/BlackRock Global Allocation Fund
Written Options	$(397)	$(465)	$(302)	$(1,164)
Open Futures Contracts	(73)	—	—	(73)
Open Forward Foreign Currency Contracts	—	(375)	—	(375)
Interest Rate Swap Agreements	—	(18)	—	(18)
Cross-Currency Swap Agreements		(11)		(11)
Total Return Swap Agreements	—	(35)	—	(35)

Fund Total	$(470)	$(904)	$(302)	$(1,676)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(171)	$—	$(171)

Fund Total	$—	$(171)	$—	$(171)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(634)	$—	$(634)

Fund Total	$—	$(634)	$—	$(634)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(549)	$—	$—	$(549)
Open Forward Foreign Currency Contracts	—	(2,781)	—	(2,781)
Interest Rate Swap Agreements	—	(9,039)	—	(9,039)
Credit Default Swap Agreements	—	(2,166)	—	(2,166)

Fund Total	$(549)	$(13,986)	$—	$(14,535)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Forward Foreign Currency Contracts	$—	$(53,001)	$—	$(53,001)
Interest Rate Swap Agreements	—	(1,611)	—	(1,611)

Fund Total	$—	$(54,612)	$—	$(54,612)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Liabilities - Investments in Other Financial Instruments[1]
	Level 1	Level 2	Level 3	Total
JNL/Ivy Asset Strategy Fund
Written Options	$(3,759)	$(12,573)	$—	$(16,332)
Open Futures Contracts	(846)	—	—	(846)
Open Forward Foreign Currency Contracts	—	(16,219)	—	(16,219)

Fund Total	$(4,605)	$(28,792)	$—	$(33,397)
JNL/JPMorgan International Value Fund
Open Forward Foreign Currency Contracts	$—	$(7,791)	$—	$(7,791)

Fund Total	$—	$(7,791)	$—	$(7,791)
JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$(751)	$—	$—	$(751)

Fund Total	$(751)	$—	$—	$(751)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	(881)	—	—	(881)

Fund Total	$(881)	$—	$—	$(881)
JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$(773)	$—	$—	$(773)

Fund Total	$(773)	$—	$—	$(773)
JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$(102)	$—	$—	$(102)
Open Forward Foreign Currency Contracts	—	(500)	—	(500)

Fund Total	$(102)	$(500)	$—	$(602)
JNL/Mellon Capital Management Emerging Market Index Fund
Open Futures Contracts	$(98)	$—	$—	$(98)

Fund Total	$(98)	$—	$—	$(98)
JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$(2,327)	$—	$—	$(2,327)
Open Forward Foreign Currency Contracts	—	(17,096)	—	(17,096)

Fund Total	$(2,327)	$(17,096)	$—	$(19,423)
JNL/PIMCO Real Return Fund
Written Options	$—	$(3,486)	$(589)	$(4,075)
Open Futures Contracts	(191)	—	—	(191)
Open Forward Foreign Currency Contracts	—	(8,065)	—	(8,065)
Interest Rate Swap Agreements	—	(4)	—	(4)
Credit Default Swap Agreements	—	(5,881)	—	(5,881)

Fund Total	$(191)	$(17,436)	$(589)	$(18,216)
JNL/PIMCO Total Return Bond Fund
Written Options	$(95)	$(2,113)	$(1,335)	$(3,543)
Open Futures Contracts	(10)	—	—	(10)
Open Forward Foreign Currency Contracts	—	(32,450)	—	(32,450)
Interest Rate Swap Agreements	—	(510)	—	(510)
Credit Default Swap Agreements	—	(18,793)	—	(18,793)

Fund Total	$(105)	$(53,866)	$(1,335)	$(55,305)
JNL/T.Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(38)	$—	$—	$(38)
Open Forward Foreign Currency Contracts	—	(54)	—	(54)

Fund Total	$(38)	$(54)	$—	$(92)

[1]

Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, but are not limited to forward foreign currency contracts, futures contracts, options written and swap agreements. Options purchased are included in Investments in Securities. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

Significant transfers between Level 1 and Level 2 valuations during the period ended September 30, 2011, related to certain Fund’s using an independent statistical fair value model pricing service to value certain foreign securities as described in Security Valuation in these Notes to the Schedules of Investments. In instances when criteria constituting a significant event exists and foreign investments are valued using an independent statistical fair value pricing service, they are considered Level 2 valuations. In the absence of the existence of such criteria, the same foreign investments are generally valued using market prices from the applicable exchange and are considered Level 1 valuations. Significant event criteria did not exist as of December 31, 2010 and existed at September 30, 2011, and therefore, certain foreign investments were valued as Level 1 valuations at December 31, 2010 and Level 2 valuations at September 30, 2011. Significant transfers between Level 3 to Level 2 valuations during the period ended September 30, 2011 include: (1) certain mortgage backed securities valued by an approved independent pricing service, that were previously valued using Sub-Adviser guidance. Fixed income investments valued by an approved independent pricing service generally are considered a Level 2 valuation. Fixed income investments valued by Sub-Adviser guidance generally are considered a Level 3 valuation; (2) certain over the counter options valued at the traded exchange equivalent, that were previously valued using a single source broker quote. Option contracts valued at the exchange equivalent generally are considered a Level 2 valuation. Option contracts valued using a single source broker quote generally are considered a Level 3 valuation.

The following table is a rollforward of Level 3 investments by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2011:

	Balance at Beginning of Period	Transfers into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period [2]
JNL/BlackRock Global Allocation Fund
Common Stocks	$ —	$ —	$ —	$(26)	$278	$ —	$252	$(26)
Purchased Options	—	—	—	(10)	274	—	264	(10)
Corporate Bond and Notes	—	—	—	(105)	1,408	—	1,303	(105)

Fund Total Investments in Securities	$—	$—	$—	$(141)	$1,960	$—	$1,819	$(141)
Investments in Other Financial Instruments[1]
Written Options	$ —	$ —	$ —	$(30)	$ —	$(272)	$(302)	$(30)

JNL/Franklin Templeton Income Fund
Other Equity Interests	$7	$—	$—	$40	$—	$—	$47	$40

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$4,578	$ —	$ —	$(1,444)	$28	$(225)	$2,937	$(1,444)
Corporate Bond and Notes	1,579	1	—	374	—	(1,954)	—	—

Fund Total Investments in Securities	$6,157	$1	$—	$(1,069)	$28	$(2,179)	$2,937	$(1,444)
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$5,088	$—	$(5,088)	$—	$—	$—	$—	$—
Corporate Bond and Notes	—	443	—	(62)	—	—	381	(62)
Government and Agency Obligations	—	—	—	(67)	11,563	—	11,496	(67)

Fund Total Investments in Securities	$5,088	$443	$(5,088)	$(129)	$11,563	$ —	$11,877	$(129)
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bond and Notes	$2,680	$10,662	$(2,680)	$315	$ —	$ —	$10,977	$315

Investments in Other Financial Instruments[1]
Total Return Swap Agreements	$446	$ —	$ —	$(446)	$ —	$ —	$ —	$ —

JNL/Ivy Asset Strategy Fund
Purchased Options	$6,037	$ —	$ —	$(5,204)	$ —	$(833)	$ —	$ —

Investments in Other Financial Instruments[1]
Written Options	$(1,583)	$—	$—	$1,533	$142	$(92)	$—	$—

JNL/JPMorgan Mid Cap Growth Fund
Common Stocks	$587	$—	$(587)	$—	$—	$—	$—	$—

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$—	$—	$—	$1,714	$—	$1,714	$—

JNL/Lazard Mid Cap Equity Fund
Preferred Stocks	$1,015	$—	$—	$526	$—	$—	$1,541	$526

JNL/M&G Global Basics Fund
Common Stocks	$—	$—	$—	$123	$819	$—	$942	$123

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$45	$—	$—	$(9)	$—	$(36)	$—	$—

JNL/Mellon Capital Management Emerging Market Index Fund
Common Stocks	$—	$—	$—	$(3,279)	$3,383	$—	$104	$(3,279)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Balance at Beginning of Period	Transfers into Level 3 During the Period	Transfers Out of Level 3 During the Period	Total Realized and Change in Unrealized Gain/(Loss)	Purchases	(Sales)	Balance at End of Period	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period [2]
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$33,594	$—	$(22,513)	$16	$—	$(11,097)	$—	$—
Corporate Bond and Notes	1,562	—	(585)	(2)	—	(8)	967	(2)

Fund Total Investments in Securities	$35,156	$—	$(23,098)	$14	$—	$(11,105)	$967	$(2)
Investments in Other Financial Instruments[1]
Written Options	$(985)	$—	$—	$396	$—	$—	$(589)	$396

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$2,404	$—	$(2,404)	$—	$—	$—	$—	$—
Corporate Bond and Notes	5,063	—	(177)	5	—	(2,591)	2,300	(2)
Government and Agency Obligations	179	—	—	—	100	(179)	100	—
Preferred Stocks	3,191	—	—	7	—	—	3,198	7

Fund Total Investments in Securities	10,837	—	(2,581)	12	100	(2,770)	5,598	(5)
Investments in Other Financial Instruments[1]
Written Options	$(2,227)	$—	$—	$892	$—	$—	$(1,335)	$892

JNL/T.Rowe Price Established Growth Fund
Common Stocks	$—	$—	$—	$1,783	$13,119	$—	$14,902	$1,783
Preferred Stocks	3,407	—	—	2,881	5,813	—	12,101	2,881

Fund Total Investments in Securities	$3,407	$—	$—	$4,664	$18,932	$—	$27,003	$4,664
JNL/T.Rowe Price Mid-Cap Growth Fund
Preferred Stocks	$—	$—	$—	$1,465	$11,680	$—	$13,145	$1,465

JNL/T.Rowe Price Short-Term Bond Fund
Investment Companies	$2,543	$—	$—	$(1,847)	$—	$—	$696	$(1,847)

[1]

Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, options written and swap agreements. All derivatives, except for options written are reflected at the unrealized appreciation/(depreciation) on the instrument. Written options are reflected at value.

[2]	The change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2011 is reflected as an asset or liability in the table.

Securities Lending and Securities Lending Collateral - A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income. The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction. The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily. Any shortfalls are adjusted the next business day. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPM Chase serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund. The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC, each a limited liability company sponsored by the Adviser. As the assets in the Securities Lending Liquidating Fund LLC mature or are liquidated, the proceeds are invested in the Securities Lending Cash Collateral Fund LLC. Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds. The Securities Lending Cash Collateral Fund LLC and the Securities Lending Liquidating Fund LLC are only offered to the Funds and JNAM affiliated funds.

Short-term securities in the Securities Lending Cash Collateral Fund LLC and securities maturing within 60 days in Securities Lending Liquidating LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value. Securities that are not valued at amortized cost in the Securities Lending Liquidating Fund LLC are generally valued based on prices furnished by pricing services. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system.

Securities Sold Short - A Fund may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security. When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation. The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan. Until the Fund closes its short position,

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

the net proceeds of the short sale will be retained by the lending broker to the extent necessary to meet margin requirements, together with any additional assets the broker requires as collateral. A Fund is also required to designate, on its books or the books of its custodian, liquid assets (less any additional collateral held by the broker) to cover the short sale obligation, marked-to-market daily. A Fund is obligated to deliver securities at the market price at the time the short position is closed. If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain. A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

FASB ASC Topic 815, “Derivatives and Hedging” - This standard includes the requirement for enhanced qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraph.

Options Transactions - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps (“swaptions”) and inflation caps and floors. During the period, these Funds entered into options for the following reasons: JNL/BlackRock Global Allocation Fund to hedge changes in securities prices, as a means of risk management, as a substitute for investments in physical securities, as a directional investment, and to generate income; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Mellon Capital Management Global Alpha Fund purchased options, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to generate income and for straddle options to take a position on expectations of volatility of the reference entity. Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms. The purpose of an inflation cap is to protect the buyer from inflation erosion above a certain rate. An inflation floor can be used to provide downside protection to investments in inflation-linked products.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.

When a Fund writes a call or put option or inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. Writing put options tends to increase a Fund’s exposure to the underlying instrument. The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform. The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into futures contracts for the following reasons: JNL/AQR Managed Futures Strategy Fund to manage its exposure to or hedge interest rates, to manage its exposure to changes in interest rates, and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund to hedge changes in securities prices, as a means of risk management, as efficient management of cash flows, and as a substitute for investments in physical securities; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/JPMorgan International Value Fund to gain exposure to markets for efficient management of cash flows; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management International Index Fund and JNL/Mellon Capital Management Emerging Markets Index Fund to hedge accrued dividends and for efficient management of cash flows; JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage their exposure to or hedge interest rates and as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy; and JNL/WMC Balanced Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage their exposure to or hedge interest rates. Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”. The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin”,

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market. The Funds may also suffer a loss on futures contracts. With futures, there is minimal counterparty risk to a Fund since future contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into forward foreign currency contracts for the following reasons: JNL/AQR Managed Futures Strategy Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies and as part of their investment strategy; JNL/BlackRock Global Allocation Fund to hedge changes in securities prices, as a means of risk management and to gain directional exposure to currencies; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on portfolio securities denominated in foreign currencies, to strive to reduce currency deviations from its benchmark and as a means of risk management; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure in U.S. dollar cash balances; and JNL/Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of currency exchange that can be achieved in the future. The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts. Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Non Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective. The JNL/Goldman Sachs Emerging Markets Debt Fund entered into a non-deliverable bond forward contract to hedge fluctuation in interest rates. A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell synthetic exposure to an asset, denominated in a non-deliverable foreign currency, at a future date at an agreed upon price. The security may be sold prior to expiration date and the price is netted against the forward price negotiated on trade date. The non-deliverable forward currency mark-to-market is then converted to USD and settled via cash payment. The value of the non-deliverable bond forward contract fluctuates based upon the price of the reference obligation. Non-deliverable bond forward contract are marked-to-market daily and the unrealized gain or loss is recorded by the Fund as a receivable or payable. The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

Credit Linked Notes - A Fund may invest in credit linked notes in the normal course of pursuing its investment objective. During the period, JNL/Goldman Sachs Emerging Markets Debt Fund and the JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes to manage portfolio risk and to gain exposure to certain foreign markets. The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit. Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit. Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit. The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest. The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Swap Agreements - Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are illiquid investments. If a Fund transacts in swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties. The ISDA Master Agreements govern transactions in over-the-counter derivative and forward foreign currency contracts and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early termination could be material to the financial statements. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific swap agreement. The Fund’s pledged collateral (which is delivered to counterparties) or segregated collateral (which is at the Custodian) as of September 30, 2011, is included in Pledged or Segregated Collateral in these Notes to the Schedules of Investments.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss. Swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads,

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

interest rates, currency exchange rates, and other relevant factors as appropriate. These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss. Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by the Fund. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the period, these Funds entered into interest rate swaps for the following reasons: JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund and JNL/Goldman Sachs Emerging Markets Debt Fund to hedge against the risk that the value of their fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, and to express views on a country’s interest rates; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage interest rate and yield curve exposure and as a substitute for investment in physical securities. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Forms of interest rate swap agreements may include: interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Cross-Currency Swap Agreements - A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective. During the period, JNL/BlackRock Global Allocation Fund entered into cross-currency swaps to hedge fund holdings and as a means of risk management. Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot or another specified rate. A Fund’s maximum risk of loss for a cross currency swap agreement is the foreign currency notional amount.

Credit Default Swap Agreements - A Fund may be subject to credit rate risk in the normal course of pursuing its investment objective. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall, or interest shortfall.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals. Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

A Fund may also use credit default swap agreements to generate income. In such an arrangement, a Fund would write protection on a security or instrument, and receive a premium in return for such protection. Written credit default swaps offer the Fund an opportunity to generate income, but may expose the Fund to risk of loss where there is a credit event.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality. A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

During the period, these Funds entered into credit default swap agreements for the following reasons: JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of the issuers, to manage duration at the cross sector level, and to manage credit exposure; JNL/PIMCO Total Return Bond Fund to manage credit exposure; and JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds (1) take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds.

A Fund can be either a seller or buyer of protection when entering into a credit default swap agreement. As a seller of protection, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap if there is no credit event. As a seller, the Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations. When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2011, for which the Fund is the seller of protection are disclosed in these Notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective. During the period, these Funds entered into total return swaps for the following reasons: JNL/BlackRock Global Allocation Fund as a substitute for investments in physical securities; and JNL/AQR Managed Futures Strategy Fund, JNL/Goldman Sachs Emerging Markets Debt Fund and JNL/Ivy Asset Strategy Fund to manage their exposure to or hedge against changes in securities prices and as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy. Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive. Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate. To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.

The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Exchange-Traded Futures Options
JNL/PIMCO Total Return Bond Fund
Eurodollar Future Put Option	03/19/2012	99.00	442	$(95)

Foreign Currency Options
JNL/BlackRock Global Allocation Fund
EUR versus USD Call Option	09/30/2011	1.47	654,934	$—

JNL/Ivy Asset Strategy Fund
EUR versus USD Put Option	11/23/2011	1.35	58,100,000	$(2,250)
EUR versus USD Put Option	11/29/2011	1.35	50,200,000	(2,029)

			108,300,000	$(4,279)

JNL/PIMCO Real Return Fund
AUD versus USD Put Option	10/11/2011	0.99	11,500,000	$(319)

Index Options
JNL/BlackRock Global Allocation Fund
** Deutsche Borse AG German Stock Price Index Put Option	09/21/2012	3,003.69	75	$(31)
MSCI Europe excluding United Kingdom Index Call Option	07/12/2012	113.00	8,500	(1)
MSCI Europe excluding United Kingdom Index Put Option	09/21/2012	78.44	3,009	(23)
MSCI Europe excluding United Kingdom Index Put Option	07/12/2012	92.97	8,500	(126)
MSCI Europe excluding United Kingdom Index Put Option	06/15/2012	98.12	2,868	(55)
MSCI Europe excluding United Kingdom Index Put Option	06/15/2012	99.84	6,136	(127)
Russell 2000 Index Call Option	12/16/2011	715.62	452	(10)
Russell 2000 Index Call Option	12/30/2011	718.57	600	(15)
Russell 2000 Index Call Option	03/16/2012	748.89	724	(20)
Russell 2000 Index Call Option	03/16/2012	540.23	724	(27)
Russell 2000 Index Put Option	12/16/2011	591.28	452	(16)
Russell 2000 Index Put Option	12/30/2011	593.16	600	(24)
S&P 500 Index Put Option	02/10/2012	915.92	261	(6)
S&P 500 Index Put Option	02/24/2012	950.00	134	(4)
S&P 500 Index Put Option	12/08/2011	988.57	160	(3)
S&P 500 Index Put Option	02/24/2012	1,025.00	131	(6)
** Taiwan Taiex Index Put Option	09/18/2013	5,992.78	4,006	(121)
** Taiwan Taiex Index Put Option	09/19/2012	6,880.60	4,006	(117)
** Tokyo Stock Price Index Put Option	06/08/2012	675.00	37,050	(17)
** Tokyo Stock Price Index Put Option	06/08/2012	675.45	38,020	(17)

			116,333	$(766)

JNL/Ivy Asset Strategy Fund
Deutsche Borse AG German Stock Price Index Put Option	11/18/2011	4,800.00	1,747	$(1,573)
Deutsche Borse AG German Stock Price Index Put Option	10/21/2011	4,400.00	3,482	(471)
Deutsche Borse AG German Stock Price Index Put Option	10/21/2011	4,550.00	1,745	(351)
Nasdaq 100 Stock Index Put Option	11/19/2011	1,825.00	312	(1,070)
Nasdaq 100 Stock Index Put Option	11/19/2011	1,925.00	299	(1,495)
Nasdaq 100 Stock Index Put Option	10/22/2011	1,850.00	298	(413)
Nasdaq 100 Stock Index Put Option	10/22/2011	1,875.00	298	(557)
Russell 2000 Index Put Option	10/22/2011	550.00	770	(493)
Russell 2000 Index Put Option	10/22/2011	560.00	1,518	(1,169)
Russell 2000 Index Put Option	11/19/2011	580.00	772	(1,891)

			11,241	$(9,483)

JNL/PIMCO Total Return Bond Fund
CDX.IG-16 5 Year Call Option	12/21/2011	0.85	247	$(13)
CDX.IG-16 5 Year Call Option	12/21/2011	0.84	111	(5)
CDX.IG-16 5 Year Call Option	12/21/2011	1.00	98	(14)
CDX.IG-16 5 Year Call Option	12/21/2011	0.85	421	(22)
CDX.IG-16 5 Year Call Option	12/21/2011	0.80	107	(4)
CDX.IG-16 5 Year Call Option	12/21/2011	0.82	113	(5)
CDX.IG-16 5 Year Call Option	12/21/2011	0.80	247	(8)
CDX.IG-16 5 Year Call Option	12/21/2011	0.85	49	(2)
CDX.IG-16 5 Year Call Option	12/21/2011	0.85	27	(1)
CDX.IG-16 5 Year Call Option	12/21/2011	0.85	107	(6)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Index Options (continued)
JNL/PIMCO Total Return Bond Fund (continued)
CDX.IG-16 5 Year Call Option	12/21/2011	0.85	49	$(3)
CDX.IG-16 5 Year Put Option	12/21/2011	1.20	25	(35)
CDX.IG-16 5 Year Put Option	12/21/2011	1.50	98	(81)
CDX.IG-16 5 Year Put Option	12/21/2011	1.20	100	(140)
CDX.IG-16 5 Year Put Option	12/21/2011	1.20	75	(105)
CDX.IG-16 5 Year Put Option	12/21/2011	1.80	159	(82)

			2,033	$(526)

Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	29	$(16)
Floor - CPURNSA Index Option	03/12/2020	215.95	46	(25)
Floor - CPURNSA Index Option	10/13/2020	218.01	298	(189)
Floor - CPURNSA Index Option	09/29/2020	217.97	31	(20)

			404	$(250)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option	03/10/2020	215.95	19	$(10)
Floor - CPURNSA Index Option	03/12/2020	215.95	18	(10)
Floor - CPURNSA Index Option	09/29/2020	217.97	64	(40)

			101	$(60)

Interest Rate Swaptions*
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month JPY LIBOR versus 3.15% fixed	04/30/2013	N/A	105,457,759	$(2)

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 1.80% fixed	09/20/2011	N/A	83	$(216)
Call Swaption, 3 month LIBOR versus 3.00% fixed	10/11/2011	N/A	311	(2,552)
Put Swaption, 3 month LIBOR versus 1.75% fixed	07/11/2013	N/A	1,021	(135)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	172	(3)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	587	(9)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	100	(2)
Put Swaption, 3 month LIBOR versus 3.75% fixed	10/11/2011	N/A	311	—

			2,585	$(2,917)

JNL/PIMCO Total Return Bond Fund
Put Swaption, 3 month LIBOR versus 1.20% fixed	09/19/2011	N/A	418	$(326)
Put Swaption, 3 month LIBOR versus 1.70% fixed	08/13/2012	N/A	520	(708)
Put Swaption, 3 month LIBOR versus 1.75% fixed	11/14/2011	N/A	392	(20)
Put Swaption, 3 month LIBOR versus 1.75% fixed	07/11/2013	N/A	2,598	(345)
Put Swaption, 3 month LIBOR versus 1.80% fixed	10/11/2011	N/A	52	—
Put Swaption, 3 month LIBOR versus 10.00% fixed	07/10/2012	N/A	133	—
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	849	(25)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	41	(1)
Put Swaption, 3 month LIBOR versus 2.25% fixed	09/24/2012	N/A	739	(22)
Put Swaption, 3 month LIBOR versus 2.25% fixed	05/28/2013	N/A	501	(31)
Put Swaption, 3 month LIBOR versus 2.75% fixed	06/18/2012	N/A	828	(18)
Put Swaption, 3 month LIBOR versus 2.75% fixed	11/14/2011	N/A	392	—
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	705	(10)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	679	(10)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	329	(5)
Put Swaption, 3 month LIBOR versus 3.00% fixed	06/18/2012	N/A	418	(6)
Put Swaption, 3 month LIBOR versus 3.75% fixed	10/11/2011	N/A	42	—
Put Swaption, 3 month LIBOR versus 4.25% fixed	10/11/2011	N/A	430	—

			10,066	$(1,527)

Options on Securities
JNL/BlackRock Global Allocation Fund
Activision Blizzard Inc. Call Option	01/19/2013	12.50	55	$(9)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
AES Corp. Call Option	02/18/2012	12.00	19	$(1)
AES Corp. Call Option	01/21/2012	11.00	17	(1)
American Eagle Outfitters Inc. Call Option	02/18/2012	15.00	211	(7)
American Eagle Outfitters Inc. Put Option	03/16/2012	15.00	16,451	(29)
American Eagle Outfitters Inc. Put Option	03/16/2012	11.75	6,559	(11)
Apple Inc. Call Option	01/19/2013	450.00	15	(68)
Beiersdorf AG Call Option	03/16/2012	48.00	491	—
Beiersdorf AG Put Option	01/20/2012	38.00	1,283	(3)
Beiersdorf AG Put Option	12/16/2011	38.00	2,245	(4)
Calpine Corp. Call Option	01/21/2012	15.00	17	(2)
Cephalon Inc. Call Option	01/21/2012	65.00	11	(17)
China Unicom Hong Kong Ltd. Call Option	10/28/2011	17.55	23,631	(1)
China Unicom Hong Kong Ltd. Call Option	11/30/2011	18.19	23,630	(1)
Cisco Systems Inc. Call Option	01/19/2013	20.00	47	(5)
Cisco Systems Inc. Call Option	01/21/2012	17.50	74	(4)
Colgate-Palmolive Co. Call Option	01/21/2012	92.50	17	(7)
Corning Inc. Call Option	01/19/2013	17.50	252	(22)
Corning Inc. Call Option	01/19/2013	15.00	50	(8)
Dell Inc. Call Option	01/21/2012	15.00	28	(7)
El Paso Corp. Call Option	01/21/2012	19.00	27	(3)
EMC Corp. Call Option	01/19/2013	25.00	34	(7)
EOG Resources Inc. Call Option	01/21/2012	100.00	9	(1)
General Mills Inc. Call Option	04/21/2012	42.00	46	(5)
Kraft Foods Inc. Call Option	01/21/2012	35.00	80	(9)
Kraft Foods Inc. Call Option	01/20/2012	34.00	8,794	(16)
Marvell Technology Group Ltd. Call Option	01/21/2012	175.00	90	(4)
Mastercard Inc. Call Option	10/22/2011	285.00	6	(22)
Mastercard Inc. Put Option	10/22/2011	220.00	6	—
Mead Johnson Nutrition Co. Call Option	11/19/2011	75.00	30	(6)
NRG Energy Call Option	03/17/2012	24.00	9	(1)
NRG Energy Call Option	01/21/2012	24.00	13	(1)
Oracle Corp. Call Option	01/19/2013	30.00	95	(44)
PG&E Corp. Call Option	01/20/2012	43.00	505	(1)
Polycom Inc. Call Option	01/21/2012	32.50	29	—
Sandisk Corp. Call Option	10/22/2011	46.00	33	(2)
Sara Lee Corp. Call Option	01/21/2012	19.00	248	(6)
Sara Lee Corp. Put Option	03/16/2012	15.00	2,249	(2)
Seagate Technology LLC Call Option	01/21/2012	17.50	41	—
SM Energy Co. Call Option	11/19/2011	90.00	16	(1)
Southern Co. Call Option	01/21/2012	42.00	7	(1)
SPRD Gold Trust Put Option	09/30/2011	120.00	48	—
SPRD Gold Trust Put Option	01/21/2012	105.00	30	(1)
Symantec Corp. Call Option	01/21/2012	17.50	56	(7)
Teva Parmaceutical - SP ADR Call Option	01/19/2013	47.50	31	(7)
Time Warner Cable Inc. Put Option	01/21/2012	60.00	11	(5)
Unilever NV - CVA Call Option	06/15/2012	26.00	5,333	(5)
United Technologies Corp. Call Option	01/21/2012	80.00	19	(4)
Urban Outfitters Inc. Put Option	03/17/2012	20.00	62	(12)
Valeant Pharmaceuticals Intl Inc. Call Option	01/21/2012	50.00	15	(1)
Wells Fargo & Co. Put Option	10/22/2011	24.00	105	(14)
Western Digital Corp. Call Option	01/21/2012	40.00	36	—
Whiting Petroleum Corp. Call Option	01/21/2012	55.00	25	(1)

			93,316	$(396)

JNL/Ivy Asset Strategy Fund
** AB Volvo Put Option	12/16/2011	65.00	1,258	$(83)
** ARM Holdings Plc Put Option	10/22/2011	23.00	776	(62)
** Bayerische Motoren Werke AG Put Option	12/16/2011	50.00	223	(154)
** Blackstone Group LP Put Option	12/19/2011	12.00	1,487	(208)
** CBS Corp. Put Option	12/19/2011	22.00	811	(251)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2011

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
** Exxon Mobil Corp. Put Option	10/22/2011	65.00	234	$(15)
** Freeport-McMoRan Copper & Gold Inc. Put Option	11/19/2011	41.00	435	(487)
** Halliburton Co. Put Option	10/22/2011	42.00	425	(484)
** Juniper Networks Inc. Put Option	10/24/2011	20.00	892	(268)
National-Oilwell Varco Inc. Put Option	11/19/2011	62.50	286	(355)
** Starbucks Corp. Put Option	10/22/2011	34.00	525	(34)
Starwood Hotels & Resorts Worldwide Inc. Put Option	11/19/2011	40.00	446	(169)

			7,798	$(2,570)

Straddle Options
JNL/PIMCO Real Return Fund
** OTC 1- Year vs. 1- Year Forward Volatility Agreement	10/11/2011	N/A	115	$(43)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	247	(251)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	284	(295)

			646	$(589)

JNL/PIMCO Total Return Bond Fund
** OTC 1- Year vs. 1- Year Forward Volatility Agreement	10/11/2011	N/A	205	$(77)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	10/11/2011	N/A	673	(684)
** OTC 1- Year vs. 2- Year Forward Volatility Agreement	11/14/2011	N/A	553	(575)

			1,431	$(1,336)

*	Swaptions are illiquid investments
**	Written options fair valued in good faith in accordance with procedures established by the Board. Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs. See FASB ASC Topic 820 note in these Notes to the Schedules of Investments.

Summary of Written Options	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2010	—	$—
Options written during the period	109,053,984	(1,277)
Options closed during the period	2,707,980	60
Options exercised during the period	31	31
Options expired during the period	23,631	1

Options outstanding at September 30, 2011	(106,322,342)	$(1,185)

JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2010	(4,769)	$(1,434)
Options written during the period	(216,619,650)	(14,162)
Options closed during the period	108,304,748	3,604
Options expired during the period	632	211

Options outstanding at September 30, 2011	(108,319,039)	$11,781

JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2010	(4,928)	$(3,230)
Options written during the period	(23,004,598)	(2,566)
Options closed during the period	2,535	1,209
Options expired during the period	11,503,356	1,443

Options outstanding at September 30, 2011	11,503,635	$(3,144)

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2010	(7,752)	$(6,624)
Options written during the period	(13,487)	(6,398)
Options closed during the period	2,802	2,369
Options expired during the period	4,364	1,124

Options outstanding at September 30, 2011	(14,073)	$(9,529)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
3 Month Euro Swiss Franc Interest Rate Future	March 2012	87	$(19)
3 Month Euro Swiss Franc Interest Rate Future	June 2012	95	1
3 Month Sterling Interest Rate Future	March 2012	164	(23)
3 Month Sterling Interest Rate Future	June 2012	293	(34)
3 Month Sterling Interest Rate Future	September 2013	316	49
3 Month Sterling Interest Rate Future	June 2013	338	38
3 Month Sterling Interest Rate Future	March 2013	361	17
3 Month Sterling Interest Rate Future	December 2012	389	(10)
3 Month Sterling Interest Rate Future	September 2012	395	(32)
3-Month Euro Euribor Interest Rate Future	March 2012	122	(34)
3-Month Euro Euribor Interest Rate Future	June 2012	122	(19)
3-Month Euro Euribor Interest Rate Future	September 2012	137	—
3-Month Euro Euribor Interest Rate Future	December 2012	152	25
3-Month Euro Euribor Interest Rate Future	September 2013	155	83
3-Month Euro Euribor Interest Rate Future	March 2013	155	53
3-Month Euro Euribor Interest Rate Future	June 2013	156	67
90-Day Eurodollar Future	March 2012	(31)	2
90-Day Eurodollar Future	June 2012	24	(7)
90-Day Eurodollar Future	September 2012	164	(46)
90-Day Eurodollar Future	September 2013	210	(49)
90-Day Eurodollar Future	June 2013	229	(46)
90-Day Eurodollar Future	December 2012	256	(59)
90-Day Eurodollar Future	March 2013	257	(51)
Amsterdam Exchange Index Future	October 2011	(120)	(397)
ASX SPI 200 Index Future	December 2011	(91)	138
Australia Commonwealth Treasury Bond Future, 10-Year	December 2011	160	(194)
Australia Commonwealth Treasury Bond Future, 3-Year	December 2011	437	(264)
Canadian Bank Acceptance Future	June 2012	107	62
Canadian Bank Acceptance Future	March 2012	112	35
Canadian Government Bond Future, 10-Year	December 2011	66	99
DAX Index Future	December 2011	(30)	(232)
Dow Jones E Mini Index Future	December 2011	(33)	50
Euro-Bobl Future, 5-Year	December 2011	197	(21)
Euro-Bund Future, 10-Year	December 2011	107	(30)
Euro-Buxl Bond Future, 30-Year	December 2011	51	281
Euro-Schatz DUA Index Future, 2-Year	December 2011	166	(26)
FTSE 100 Index Future	December 2011	(68)	(35)
FTSE/JSE Top 40 Index Future	December 2011	95	(130)
Hang Seng Index Future	October 2011	(84)	283
HSCEI China Index Future	October 2011	(98)	225
Japanese Government Bond Future, 10-Year	December 2011	28	(170)

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
MSCI Singapore Index Future	October 2011	(146)	108
MSCI Taiwan Index Future	October 2011	(170)	(86)
NASDAQ 100 E-Mini Index Future	December 2011	55	(138)
Russell 2000 Mini Index Future	December 2011	(22)	5
S&P 500 E-Mini Index Future	December 2011	(51)	55
S&P MidCap 400 E-Mini Index Future	December 2011	(12)	21
S&P/TSX 60 Index Future	December 2011	(55)	(125)
Singapore Exchange S&P CNX Nifty Index Future	October 2011	(687)	12
Topix Index Future	December 2011	(51)	(148)
U.K. Long Gilt Future	December 2011	69	39
U.S. Treasury Note Future, 10-Year	December 2011	198	89
U.S. Treasury Note Future, 30-Year	December 2011	44	145
U.S. Treasury Note Future, 5-Year	December 2011	415	(84)

			$(527)

JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	December 2011	1	$2
DAX Index Future	December 2011	3	11
Euro Stoxx 50 Index Future	December 2011	(34)	(46)
FTSE 100 Index Future	December 2011	2	(7)
Hang Seng Index Future	October 2011	1	(9)
HSCEI China Index Future	October 2011	2	—
MSCI Singapore Index Future	October 2011	4	(4)
MSCI Taiwan Index Future	October 2011	7	(7)
Russell 2000 Mini Index Future	December 2011	(44)	181
Yen Denominated Nikkei 225 Future	December 2011	7	9

			$130

JNL/Goldman Sachs Core Plus Bond Fund
Australia Commonwealth Treasury Bond Future, 3-Year	December 2011	(544)	$150
CME Ultra Long Term U.S. Treasury Bond Future	December 2011	323	4,850
Euro Schatz DUA Index Future	December 2011	(36)	9
Euro-Bobl Future	December 2011	(7)	1
Euro-Bund Future	December 2011	(101)	(124)
Japanese Government Bond Future, 10-Year	December 2011	(40)	264
U.K. Long Gilt Future	December 2011	(4)	(1)
U.S. Treasury Note Future, 10-Year	December 2011	319	74
U.S. Treasury Note Future, 2-Year	December 2011	251	(66)
U.S. Treasury Note Future, 30-Year	December 2011	(265)	(292)
U.S. Treasury Note Future, 5-Year	December 2011	2,033	(66)

			$4,799

JNL/Ivy Asset Strategy Fund
DAX Index Future	December 2011	(85)	$(846)
NASDAQ 100 E-Mini Index Future	December 2011	(1,791)	2,606
Russell 2000 Mini Index Future	December 2011	(203)	695
S&P 500 E-Mini Index Future	December 2011	(1,870)	3,078

			$5,533

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2011

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Mellon Capital Management Emerging Market Index Fund
Mini MSCI Emerging Markets Future	December 2011	19	$(98)

JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	October 2011	270	$616
ASX SPI 200 Index Future	December 2011	116	(243)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2011	184	(131)
Canadian Government Bond Future, 10-Year	December 2011	271	73
DAX Index Future	December 2011	118	757
Euro-Bund Future	December 2011	165	254
FTSE 100 Index Future	December 2011	115	(243)
Hang Seng Index Future	October 2011	(257)	701
S&P 500 E-Mini Index Future	December 2011	492	(981)
S&P/TSX 60 Index Future	December 2011	(181)	931
Stoxx 600 Banks Index Future	December 2011	(274)	170
Topix Index Future	December 2011	(381)	(654)
U.K. Long Gilt Future	December 2011	(633)	(75)
U.S. Treasury Note Future, 10-Year	December 2011	(230)	262

			$1,437

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	December 2011	12	$(19)
Euro Stoxx 50 Index Future	December 2011	163	113
FTSE 100 Index Future	December 2011	49	(83)
Topix Index Future	December 2011	31	44

			$55

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2011	124	$(881)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2011	359	$(751)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	December 2011	184	$(773)

JNL/PIMCO Real Return Fund
3-Month Euro Euribor Interest Rate Future	March 2014	48	$26
3-Month Euro Euribor Interest Rate Future	September 2013	48	(5)
3-Month Euro Euribor Interest Rate Future	December 2013	96	(6)
90-Day Eurodollar Future	September 2013	316	358
90-Day Eurodollar Future	June 2013	364	726
90-Day Eurodollar Future	March 2013	727	1,229
90-Day Eurodollar Future	December 2013	1,156	1,319
Euro-Bund Future	December 2011	175	(180)

			$3,467

JNL/PIMCO Total Return Bond Fund
90-Day Eurodollar Future	June 2014	66	$190
90-Day Eurodollar Future	December 2012	111	100
90-Day Eurodollar Future	December 2011	317	(10)
90-Day Eurodollar Future	December 2013	328	744
90-Day Eurodollar Future	March 2014	337	884
90-Day Eurodollar Future	March 2013	435	192

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
90-Day Eurodollar Future	September 2013	780	$1,275
90-Day Eurodollar Future	December 2012	1,365	879
90-Day Eurodollar Future	March 2012	1,633	1,146
90-Day Eurodollar Future	June 2013	1,860	2,507
90-Day Eurodollar Future	September 2012	2,568	1,541
90-Day Eurodollar Future	March 2013	2,592	2,532
90-Day Eurodollar Future	June 2012	6,072	5,178
U.S. Treasury Note Future, 10-Year	December 2011	185	48

			$17,206

JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 5-Year	December 2011	(107)	$(38)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund
AUD/USD	12/21/2011	RBS	AUD	23,097	$22,139	$(1,994)
AUD/USD	12/21/2011	RBS	AUD	13,215	12,667	(1,159)
AUD/USD	12/21/2011	RBS	AUD	2,215	2,123	(144)
AUD/USD	12/21/2011	RBS	AUD	10,136	9,715	(616)
AUD/USD	12/21/2011	RBS	AUD	1,999	1,916	(40)
AUD/USD	12/21/2011	RBS	AUD	181	173	(1)
BRL/USD	12/21/2011	RBS	BRL	4,700	2,458	(267)
BRL/USD	12/21/2011	RBS	BRL	400	209	(8)
CAD/USD	12/21/2011	RBS	CAD	6,132	5,842	(358)
CAD/USD	12/21/2011	RBS	CAD	8,423	8,024	(495)
CAD/USD	12/21/2011	RBS	CAD	13,097	12,477	(740)
CAD/USD	12/21/2011	RBS	CAD	9,571	9,118	(606)
CHF/USD	12/21/2011	RBS	CHF	11,665	12,891	(461)
CLP/USD	12/21/2011	RBS	CLP	630,000	1,200	(132)
CZK/USD	12/21/2011	RBS	CZK	199,971	10,862	(263)
CZK/USD	12/21/2011	RBS	CZK	23,000	1,249	(13)
CZK/USD	12/21/2011	RBS	CZK	18,000	978	(21)
CZK/USD	12/21/2011	RBS	CZK	22,000	1,195	(32)
EUR/USD	12/21/2011	RBS	EUR	10,838	14,515	(571)
EUR/USD	12/21/2011	RBS	EUR	1,390	1,862	(32)
EUR/USD	12/21/2011	RBS	EUR	27,934	37,412	(940)
EUR/USD	12/21/2011	RBS	EUR	4,030	5,397	(107)
EUR/USD	12/21/2011	RBS	EUR	2,520	3,375	(38)
EUR/USD	12/21/2011	RBS	EUR	54,703	73,265	(587)
EUR/USD	12/21/2011	RBS	EUR	22,819	30,562	(505)
GBP/USD	12/21/2011	RBS	GBP	11,715	18,254	(431)
GBP/USD	12/21/2011	RBS	GBP	1,110	1,730	(23)
GBP/USD	12/21/2011	RBS	GBP	2,480	3,864	(58)
GBP/USD	12/21/2011	RBS	GBP	1,920	2,992	(26)
GBP/USD	12/21/2011	RBS	GBP	1,580	2,462	16
GBP/USD	12/21/2011	RBS	GBP	10,241	15,958	42
GBP/USD	12/21/2011	RBS	GBP	1,220	1,901	(6)
GBP/USD	12/21/2011	RBS	GBP	700	1,091	(3)
HUF/USD	12/21/2011	RBS	HUF	800,000	3,627	(189)
IDR/USD	12/21/2011	RBS	IDR	41,700,000	4,706	(76)
INR/USD	12/21/2011	RBS	INR	2,000	40	(3)
INR/USD	12/21/2011	RBS	INR	70,000	1,413	(17)
INR/USD	12/21/2011	RBS	INR	63,000	1,272	18
JPY/USD	12/21/2011	RBS	JPY	1,276,117	16,565	41
JPY/USD	12/21/2011	RBS	JPY	1,622,818	21,065	107
JPY/USD	12/21/2011	RBS	JPY	4,513,557	58,588	(55)
JPY/USD	12/21/2011	RBS	JPY	68,000	883	(3)
JPY/USD	12/21/2011	RBS	JPY	1,332,042	17,291	(95)
JPY/USD	12/21/2011	RBS	JPY	1,728,524	22,437	(170)
JPY/USD	12/21/2011	RBS	JPY	1,157,769	15,028	(174)
JPY/USD	12/21/2011	RBS	JPY	716,645	9,302	(63)
KRW/USD	12/21/2011	RBS	KRW	2,400,000	2,029	(152)
KRW/USD	12/21/2011	RBS	KRW	9,100,000	7,692	(442)
KRW/USD	12/21/2011	RBS	KRW	760,000	642	4
KRW/USD	12/21/2011	RBS	KRW	500,000	423	1
MXN/USD	12/21/2011	RBS	MXN	38,000	2,720	(260)
MXN/USD	12/21/2011	RBS	MXN	6,000	429	(7)
MXN/USD	12/21/2011	RBS	MXN	25,000	1,789	(61)
MYR/USD	12/21/2011	RBS	MYR	1,200	375	(26)
MYR/USD	12/21/2011	RBS	MYR	15,600	4,874	(230)
NOK/USD	12/21/2011	RBS	NOK	234,644	39,818	(3,465)
NOK/USD	12/21/2011	RBS	NOK	14,094	2,392	(233)
NOK/USD	12/21/2011	RBS	NOK	21,923	3,720	(337)
NOK/USD	12/21/2011	RBS	NOK	4,316	732	(63)
NZD/USD	12/21/2011	RBS	NZD	23,450	17,777	(1,679)
NZD/USD	12/21/2011	RBS	NZD	60,981	46,228	(3,685)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
NZD/USD	12/21/2011	RBS	NZD	3,781	$2,866	$(207)
NZD/USD	12/21/2011	RBS	NZD	9,455	7,168	(602)
NZD/USD	12/21/2011	RBS	NZD	2,544	1,929	(61)
PHP/USD	12/21/2011	RBS	PHP	236,000	5,376	(151)
PHP/USD	12/21/2011	RBS	PHP	40,000	911	(6)
PLN/USD	12/21/2011	RBS	PLN	600	180	1
RUB/USD	12/21/2011	RBS	RUB	98,000	2,999	(195)
RUB/USD	12/21/2011	RBS	RUB	6,000	184	(12)
RUB/USD	12/21/2011	RBS	RUB	15,000	459	2
RUB/USD	12/21/2011	RBS	RUB	20,000	612	(7)
SEK/USD	12/21/2011	RBS	SEK	65,134	9,456	(722)
SEK/USD	12/21/2011	RBS	SEK	105,010	15,246	(1,174)
SEK/USD	12/21/2011	RBS	SEK	34,319	4,983	(337)
SEK/USD	12/21/2011	RBS	SEK	26,824	3,894	(206)
SEK/USD	12/21/2011	RBS	SEK	66,120	9,600	(223)
SEK/USD	12/21/2011	RBS	SEK	81,155	11,782	(231)
SGD/USD	12/21/2011	RBS	SGD	400	306	(26)
SGD/USD	12/21/2011	RBS	SGD	1,800	1,377	(85)
SGD/USD	12/21/2011	RBS	SGD	2,000	1,529	(25)
SGD/USD	12/21/2011	RBS	SGD	1,100	841	(5)
SGD/USD	12/21/2011	RBS	SGD	1,700	1,300	(8)
TRY/USD	12/21/2011	RBS	TRY	100	53	(3)
TRY/USD	12/21/2011	RBS	TRY	1,600	851	(29)
TRY/USD	12/21/2011	RBS	TRY	200	106	(4)
TRY/USD	12/21/2011	RBS	TRY	1,400	744	(36)
TRY/USD	12/21/2011	RBS	TRY	1,700	904	(6)
TWD/USD	12/21/2011	RBS	TWD	53,000	1,743	(76)
TWD/USD	12/21/2011	RBS	TWD	65,000	2,138	(49)
TWD/USD	12/21/2011	RBS	TWD	47,000	1,546	(12)
TWD/USD	12/21/2011	RBS	TWD	18,000	592	3
TWD/USD	12/21/2011	RBS	TWD	44,000	1,447	5
USD/AUD	12/21/2011	RBS	AUD	(2,026)	(1,942)	179
USD/AUD	12/21/2011	RBS	AUD	(26,975)	(25,856)	1,661
USD/AUD	12/21/2011	RBS	AUD	(23,448)	(22,475)	1,310
USD/AUD	12/21/2011	RBS	AUD	(11,092)	(10,632)	582
USD/AUD	12/21/2011	RBS	AUD	(1,769)	(1,696)	20
USD/BRL	12/21/2011	RBS	BRL	(1,400)	(732)	93
USD/BRL	12/21/2011	RBS	BRL	(2,700)	(1,412)	192
USD/BRL	12/21/2011	RBS	BRL	(900)	(471)	51
USD/BRL	12/21/2011	RBS	BRL	(1,800)	(941)	94
USD/BRL	12/21/2011	RBS	BRL	(900)	(471)	43
USD/BRL	12/21/2011	RBS	BRL	(800)	(418)	44
USD/BRL	12/21/2011	RBS	BRL	(1,600)	(837)	(18)
USD/BRL	12/21/2011	RBS	BRL	(100)	(52)	—
USD/CAD	12/21/2011	RBS	CAD	(5,003)	(4,766)	250
USD/CAD	12/21/2011	RBS	CAD	(15,912)	(15,159)	772
USD/CAD	12/21/2011	RBS	CAD	(2,973)	(2,832)	163
USD/CAD	12/21/2011	RBS	CAD	(30,552)	(29,106)	564
USD/CAD	12/21/2011	RBS	CAD	(1,244)	(1,185)	24
USD/CHF	12/21/2011	RBS	CHF	(11,665)	(12,891)	680
USD/CLP	12/21/2011	RBS	CLP	(170,000)	(324)	20
USD/CLP	12/21/2011	RBS	CLP	(710,000)	(1,352)	(13)
USD/CLP	12/21/2011	RBS	CLP	(130,000)	(248)	—
USD/COP	12/21/2011	RBS	COP	(500,000)	(258)	20
USD/COP	12/21/2011	RBS	COP	(200,000)	(103)	6
USD/COP	12/21/2011	RBS	COP	(1,000,000)	(515)	19
USD/COP	12/21/2011	RBS	COP	(1,600,000)	(825)	(3)
USD/CZK	12/21/2011	RBS	CZK	(101,000)	(5,486)	316
USD/CZK	12/21/2011	RBS	CZK	(105,000)	(5,703)	330
USD/CZK	12/21/2011	RBS	CZK	(22,000)	(1,195)	27
USD/CZK	12/21/2011	RBS	CZK	(5,000)	(272)	8

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/CZK	12/21/2011	RBS	CZK	(59,000)	$(3,205)	$(18)
USD/CZK	12/21/2011	RBS	CZK	(57,000)	(3,096)	(4)
USD/EUR	12/21/2011	RBS	EUR	(56,938)	(76,258)	3,755
USD/EUR	12/21/2011	RBS	EUR	(8,864)	(11,872)	602
USD/EUR	12/21/2011	RBS	EUR	(15,523)	(20,790)	755
USD/EUR	12/21/2011	RBS	EUR	(2,730)	(3,656)	45
USD/EUR	12/21/2011	RBS	EUR	(9,698)	(12,989)	212
USD/EUR	12/21/2011	RBS	EUR	(8,752)	(11,722)	253
USD/EUR	12/21/2011	RBS	EUR	(4,810)	(6,442)	8
USD/EUR	12/21/2011	RBS	EUR	(3,380)	(4,527)	45
USD/EUR	12/21/2011	RBS	EUR	(25,375)	(33,985)	548
USD/GBP	12/21/2011	RBS	GBP	(7,238)	(11,278)	285
USD/GBP	12/21/2011	RBS	GBP	(4,330)	(6,747)	145
USD/GBP	12/21/2011	RBS	GBP	(5,935)	(9,248)	216
USD/GBP	12/21/2011	RBS	GBP	(3,119)	(4,860)	50
USD/GBP	12/21/2011	RBS	GBP	(3,224)	(5,024)	46
USD/GBP	12/21/2011	RBS	GBP	(750)	(1,169)	7
USD/GBP	12/21/2011	RBS	GBP	(8,808)	(13,725)	(129)
USD/GBP	12/21/2011	RBS	GBP	(460)	(717)	(6)
USD/HUF	12/21/2011	RBS	HUF	(10,000)	(45)	2
USD/HUF	12/21/2011	RBS	HUF	(80,000)	(363)	19
USD/HUF	12/21/2011	RBS	HUF	(270,000)	(1,224)	56
USD/HUF	12/21/2011	RBS	HUF	(50,000)	(227)	11
USD/HUF	12/21/2011	RBS	HUF	(160,000)	(725)	18
USD/HUF	12/21/2011	RBS	HUF	(60,000)	(272)	1
USD/HUF	12/21/2011	RBS	HUF	(390,000)	(1,768)	17
USD/IDR	12/21/2011	RBS	IDR	(24,100,000)	(2,720)	(48)
USD/IDR	12/21/2011	RBS	IDR	(2,900,000)	(327)	(16)
USD/IDR	12/21/2011	RBS	IDR	(5,800,000)	(655)	(55)
USD/IDR	12/21/2011	RBS	IDR	(6,300,000)	(711)	(34)
USD/ILS	12/21/2011	RBS	ILS	(600)	(160)	1
USD/ILS	12/21/2011	RBS	ILS	(4,800)	(1,279)	8
USD/ILS	12/21/2011	RBS	ILS	(200)	(53)	1
USD/ILS	12/21/2011	RBS	ILS	(2,900)	(772)	11
USD/ILS	12/21/2011	RBS	ILS	(600)	(160)	1
USD/INR	12/21/2011	RBS	INR	(45,000)	(909)	37
USD/INR	12/21/2011	RBS	INR	(198,000)	(3,998)	156
USD/INR	12/21/2011	RBS	INR	(194,000)	(3,917)	73
USD/INR	12/21/2011	RBS	INR	(96,000)	(1,938)	47
USD/INR	12/21/2011	RBS	INR	(91,000)	(1,837)	(2)
USD/INR	12/21/2011	RBS	INR	(111,000)	(2,241)	(40)
USD/INR	12/21/2011	RBS	INR	(22,000)	(444)	(3)
USD/INR	12/21/2011	RBS	INR	(92,000)	(1,857)	(9)
USD/JPY	12/21/2011	RBS	JPY	(1,268,438)	(16,465)	(88)
USD/JPY	12/21/2011	RBS	JPY	(499,000)	(6,477)	(32)
USD/JPY	12/21/2011	RBS	JPY	(1,447,129)	(18,785)	42
USD/JPY	12/21/2011	RBS	JPY	(154,000)	(1,999)	11
USD/JPY	12/21/2011	RBS	JPY	(255,000)	(3,310)	16
USD/JPY	12/21/2011	RBS	JPY	(814,921)	(10,578)	104
USD/JPY	12/21/2011	RBS	JPY	(661,096)	(8,581)	72
USD/KRW	12/21/2011	RBS	KRW	(1,460,000)	(1,234)	120
USD/KRW	12/21/2011	RBS	KRW	(8,020,000)	(6,779)	459
USD/KRW	12/21/2011	RBS	KRW	(3,250,000)	(2,747)	179
USD/KRW	12/21/2011	RBS	KRW	(4,460,000)	(3,770)	98
USD/KRW	12/21/2011	RBS	KRW	(900,000)	(761)	1
USD/KRW	12/21/2011	RBS	KRW	(2,100,000)	(1,775)	(22)
USD/KRW	12/21/2011	RBS	KRW	(540,000)	(456)	—
USD/MXN	12/21/2011	RBS	MXN	(6,000)	(429)	38
USD/MXN	12/21/2011	RBS	MXN	(20,000)	(1,431)	102
USD/MXN	12/21/2011	RBS	MXN	(6,000)	(429)	29
USD/MXN	12/21/2011	RBS	MXN	(1,000)	(72)	6

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/AQR Managed Futures Strategy Fund (continued)
USD/MXN	12/21/2011	RBS	MXN	(8,000)	$(573)	$—
USD/MXN	12/21/2011	RBS	MXN	(64,000)	(4,581)	(16)
USD/MYR	12/21/2011	RBS	MYR	(10,400)	(3,249)	152
USD/MYR	12/21/2011	RBS	MYR	(5,600)	(1,750)	62
USD/MYR	12/21/2011	RBS	MYR	(5,600)	(1,750)	60
USD/MYR	12/21/2011	RBS	MYR	(3,400)	(1,062)	19
USD/MYR	12/21/2011	RBS	MYR	(1,600)	(500)	4
USD/MYR	12/21/2011	RBS	MYR	(400)	(125)	—
USD/MYR	12/21/2011	RBS	MYR	(400)	(125)	1
USD/NOK	12/21/2011	RBS	NOK	(80,175)	(13,605)	413
USD/NOK	12/21/2011	RBS	NOK	(47,963)	(8,139)	265
USD/NOK	12/21/2011	RBS	NOK	(14,757)	(2,504)	70
USD/NOK	12/21/2011	RBS	NOK	(92,665)	(15,725)	163
USD/NZD	12/21/2011	RBS	NZD	(14,899)	(11,294)	912
USD/NZD	12/21/2011	RBS	NZD	(43,307)	(32,830)	880
USD/NZD	12/21/2011	RBS	NZD	(16,024)	(12,147)	262
USD/NZD	12/21/2011	RBS	NZD	(1,081)	(819)	10
USD/PHP	12/21/2011	RBS	PHP	(60,000)	(1,367)	20
USD/PHP	12/21/2011	RBS	PHP	(39,000)	(888)	10
USD/PHP	12/21/2011	RBS	PHP	(77,000)	(1,754)	2
USD/PHP	12/21/2011	RBS	PHP	(34,000)	(775)	(4)
USD/PHP	12/21/2011	RBS	PHP	(30,000)	(683)	(5)
USD/PHP	12/21/2011	RBS	PHP	(7,000)	(159)	1
USD/PLN	12/21/2011	RBS	PLN	(6,900)	(2,066)	211
USD/PLN	12/21/2011	RBS	PLN	(6,900)	(2,066)	199
USD/PLN	12/21/2011	RBS	PLN	(6,200)	(1,857)	76
USD/PLN	12/21/2011	RBS	PLN	(500)	(150)	5
USD/PLN	12/21/2011	RBS	PLN	(2,400)	(719)	12
USD/RUB	12/21/2011	RBS	RUB	(84,000)	(2,570)	185
USD/RUB	12/21/2011	RBS	RUB	(57,000)	(1,744)	44
USD/RUB	12/21/2011	RBS	RUB	(29,000)	(887)	4
USD/RUB	12/21/2011	RBS	RUB	(167,000)	(5,110)	(13)
USD/SEK	12/21/2011	RBS	SEK	(90,462)	(13,134)	256
USD/SEK	12/21/2011	RBS	SEK	(232,256)	(33,720)	667
USD/SEK	12/21/2011	RBS	SEK	(108,931)	(15,815)	38
USD/SGD	12/21/2011	RBS	SGD	(1,700)	(1,300)	79
USD/SGD	12/21/2011	RBS	SGD	(6,400)	(4,894)	290
USD/SGD	12/21/2011	RBS	SGD	(1,800)	(1,377)	74
USD/SGD	12/21/2011	RBS	SGD	(1,300)	(994)	49
USD/SGD	12/21/2011	RBS	SGD	(900)	(688)	25
USD/SGD	12/21/2011	RBS	SGD	(3,600)	(2,753)	39
USD/TRY	12/21/2011	RBS	TRY	(16,000)	(8,507)	301
USD/TRY	12/21/2011	RBS	TRY	(3,000)	(1,595)	14
USD/TRY	12/21/2011	RBS	TRY	(2,300)	(1,223)	8
USD/TWD	12/21/2011	RBS	TWD	(53,000)	(1,743)	70
USD/TWD	12/21/2011	RBS	TWD	(2,000)	(66)	2
USD/TWD	12/21/2011	RBS	TWD	(354,000)	(11,643)	387
USD/TWD	12/21/2011	RBS	TWD	(18,000)	(592)	3
USD/TWD	12/21/2011	RBS	TWD	(28,000)	(921)	3
USD/ZAR	12/21/2011	RBS	ZAR	(2,400)	(294)	36
USD/ZAR	12/21/2011	RBS	ZAR	(43,900)	(5,376)	530
USD/ZAR	12/21/2011	RBS	ZAR	(5,600)	(686)	65
USD/ZAR	12/21/2011	RBS	ZAR	(3,700)	(453)	41
USD/ZAR	12/21/2011	RBS	ZAR	(26,900)	(3,294)	170
USD/ZAR	12/21/2011	RBS	ZAR	(10,100)	(1,237)	(23)
ZAR/USD	12/21/2011	RBS	ZAR	15,300	1,874	(20)
ZAR/USD	12/21/2011	RBS	ZAR	3,000	367	(10)

					$(22,927)	$(3,686)

JNL/BlackRock Global Allocation Fund
CAD/USD	10/28/2011	DUB	CAD	240	$229	$(11)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
CAD/USD	10/28/2011	CSI	CAD	259	$247	$(12)
CHF/EUR	10/21/2011	UBS	EUR	(338)	(453)	(4)
CHF/EUR	10/21/2011	CSI	EUR	(263)	(352)	(4)
CHF/EUR	10/27/2011	UBS	EUR	(330)	(442)	—
CHF/USD	10/13/2011	JPM	CHF	1,888	2,083	(116)
CNH/USD	04/11/2012	UBS	CNH	886	137	(1)
CNH/USD	04/11/2012	UBS	CNH	1,769	273	(5)
CNH/USD	04/11/2012	UBS	CNH	2,367	365	(5)
CNY/USD	03/12/2012	CSI	CNY	4,749	746	5
CNY/USD	03/12/2012	CSI	CNY	1,051	165	(1)
EUR/USD	10/06/2011	BOA	EUR	543	727	(54)
EUR/USD	10/07/2011	CSI	EUR	168	225	(17)
EUR/USD	11/04/2011	CSI	EUR	618	827	(13)
GBP/USD	10/13/2011	JPM	GBP	63	97	1
JPY/USD	10/14/2011	DUB	JPY	32,080	416	1
JPY/USD	10/14/2011	UBS	JPY	82,675	1,072	2
KRW/USD	10/06/2011	UBS	KRW	277,010	235	(24)
KRW/USD	10/06/2011	DUB	KRW	214,809	182	(19)
NOK/USD	10/28/2011	UBS	NOK	3,201	545	(18)
NOK/USD	10/28/2011	DUB	NOK	3,125	532	(18)
SGD/USD	11/10/2011	HSB	SGD	56	43	(1)
SGD/USD	11/16/2011	JPM	SGD	537	411	(21)
SGD/USD	03/12/2012	JPM	SGD	469	359	(28)
TWD/USD	11/18/2011	HSB	TWD	7,952	261	—
USD/AUD	10/17/2011	CSI	AUD	(23)	(22)	2
USD/AUD	11/15/2011	GSC	AUD	(19)	(18)	2
USD/AUD	04/16/2012	CSI	AUD	(821)	(779)	60
USD/AUD	05/15/2012	GSC	AUD	(19)	(18)	2
USD/AUD	11/15/2012	GSC	AUD	(413)	(392)	25
USD/AUD	11/15/2012	GSC	AUD	(404)	(383)	26
USD/CHF	10/13/2011	JPM	CHF	(265)	(292)	8
USD/CHF	10/13/2011	JPM	CHF	(264)	(292)	8
USD/CHF	10/13/2011	JPM	CHF	(161)	(177)	5
USD/EUR	10/07/2011	UBS	EUR	(213)	(285)	22
USD/GBP	10/13/2011	JPM	GBP	(125)	(195)	5
USD/GBP	10/13/2011	JPM	GBP	(183)	(285)	(3)
USD/GBP	10/21/2011	JPM	GBP	(192)	(299)	2
USD/GBP	10/21/2011	JPM	GBP	(415)	(647)	2
USD/MXN	02/09/2012	CGM	MXN	(6,042)	(431)	54
USD/MYR	03/01/2012	HSB	MYR	(2,607)	(813)	27

					$3,602	$(116)

JNL/Capital Guardian Global Balanced Fund
EUR/USD	10/19/2011	BOA	EUR	1,621	$2,171	$(79)
EUR/USD	10/26/2011	BOA	EUR	2,973	3,983	(17)
JPY/EUR	10/20/2011	BNY	EUR	(2,300)	(3,081)	75
JPY/USD	10/17/2011	BOA	JPY	883,729	11,460	(40)
JPY/USD	10/20/2011	BOA	JPY	76,835	996	(4)
MXN/USD	10/11/2011	BNY	MXN	1,309	94	(7)
MXN/USD	10/11/2011	BNY	MXN	1,309	94	(5)
MXN/USD	10/11/2011	BNY	MXN	2,622	189	(6)
USD/BRL	10/21/2011	RBS	BRL	(1,240)	(657)	32
USD/BRL	10/24/2011	UBS	BRL	(72)	(38)	2
USD/CAD	10/31/2011	CSI	CAD	(384)	(366)	10
USD/COP	10/21/2011	RBS	COP	(949,200)	(491)	18
USD/EUR	10/03/2011	BOA	EUR	(1,281)	(1,716)	142
USD/EUR	10/17/2011	BNY	EUR	(2,453)	(3,286)	66
USD/EUR	10/28/2011	BNY	EUR	(196)	(263)	—
USD/EUR	10/28/2011	JPM	EUR	(30)	(41)	—
USD/EUR	10/31/2011	BOA	EUR	(1,363)	(1,826)	25
USD/HUF	10/13/2011	BOA	HUF	(27,254)	(125)	13

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
USD/IDR	10/21/2011	JPM	IDR	(2,891,575)	$(328)	$(11)
USD/JPY	10/12/2011	BNY	JPY	(39,242)	(509)	(2)
USD/JPY	10/31/2011	BNY	JPY	(18,535)	(240)	2
USD/KRW	10/21/2011	UBS	KRW	(202,375)	(172)	5
USD/MXN	10/11/2011	BNY	MXN	(5,240)	(378)	39
USD/MXN	10/31/2011	RBS	MXN	(2,944)	(212)	7
USD/MYR	10/21/2011	CSI	MYR	(1,390)	(435)	8
USD/PHP	10/21/2011	CSI	PHP	(12,030)	(275)	1
USD/PLN	10/11/2011	BOA	PLN	(1,083)	(327)	33
USD/TRY	10/21/2011	CIT	TRY	(219)	(117)	3
USD/TRY	10/21/2011	RBS	TRY	(106)	(57)	2
USD/ZAR	10/31/2011	BOA	ZAR	(574)	(71)	2
USD/ZAR	10/31/2011	BOA	ZAR	(237)	(29)	1

					$3,947	$315

JNL/Franklin Templeton Mutual Shares Fund
CHF/USD	02/10/2012	DUB	CHF	150	$166	$(33)
CHF/USD	02/10/2012	DUB	CHF	457	506	(123)
CHF/USD	02/10/2012	SSB	CHF	120	133	(29)
CHF/USD	02/10/2012	DUB	CHF	60	66	(14)
CHF/USD	02/10/2012	DUB	CHF	158	175	(4)
CHF/USD	02/10/2012	BOA	CHF	158	175	(4)
CHF/USD	02/10/2012	DUB	CHF	101	112	(2)
CHF/USD	02/10/2012	BCL	CHF	503	556	—
CHF/USD	02/10/2012	BCL	CHF	331	366	(4)
CHF/USD	02/10/2012	SSB	CHF	78	86	(1)
CHF/USD	02/10/2012	BCL	CHF	321	355	(4)
EUR/USD	03/15/2012	DUB	EUR	396	531	(10)
EUR/USD	03/15/2012	BOA	EUR	255	342	(6)
EUR/USD	03/15/2012	SSB	EUR	242	324	(2)
EUR/USD	03/15/2012	DUB	EUR	1,031	1,381	(6)
GBP/USD	11/18/2011	BOA	GBP	131	204	(11)
GBP/USD	11/18/2011	BOA	GBP	243	378	(20)
GBP/USD	11/18/2011	DUB	GBP	965	1,504	(86)
GBP/USD	11/18/2011	BCL	GBP	431	671	(8)
GBP/USD	11/18/2011	SSB	GBP	369	575	(7)
GBP/USD	11/18/2011	BOA	GBP	248	387	(5)
GBP/USD	11/18/2011	BCL	GBP	316	493	(2)
JPY/USD	10/20/2011	DUB	JPY	7,000	91	4
JPY/USD	10/20/2011	SSB	JPY	10,100	131	6
JPY/USD	10/20/2011	BCL	JPY	11,447	148	6
JPY/USD	10/20/2011	BCL	JPY	22,378	290	12
JPY/USD	10/20/2011	HSB	JPY	8,205	106	2
JPY/USD	10/20/2011	BCL	JPY	6,945	90	2
JPY/USD	10/20/2011	DUB	JPY	7,915	103	2
JPY/USD	10/20/2011	DUB	JPY	8,210	106	1
JPY/USD	10/20/2011	BCL	JPY	10,517	136	—
JPY/USD	10/20/2011	DUB	JPY	7,740	100	(1)
JPY/USD	10/20/2011	HSB	JPY	8,664	112	(1)
JPY/USD	10/20/2011	BOA	JPY	11,747	152	9
JPY/USD	10/20/2011	BOA	JPY	11,944	155	9
JPY/USD	10/20/2011	DUB	JPY	9,406	122	6
JPY/USD	10/20/2011	DUB	JPY	4,260	55	3
JPY/USD	10/20/2011	DUB	JPY	7,248	94	4
JPY/USD	10/20/2011	DUB	JPY	7,497	97	4
JPY/USD	10/20/2011	DUB	JPY	15,780	205	8
JPY/USD	10/20/2011	BCL	JPY	8,498	110	4
JPY/USD	10/20/2011	BOA	JPY	11,665	151	6
JPY/USD	10/20/2011	DUB	JPY	10,446	135	6
NOK/USD	12/19/2011	BOA	NOK	526	89	(6)
NOK/USD	12/19/2011	BOA	NOK	2,316	393	(18)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Mutual Shares Fund (continued)
NOK/USD	12/19/2011	BOA	NOK	1,005	$171	$(5)
NOK/USD	12/19/2011	DUB	NOK	482	82	(3)
NOK/USD	12/19/2011	BOA	NOK	302	51	—
USD/AUD	12/21/2011	DUB	AUD	(287)	(275)	21
USD/AUD	12/21/2011	BCL	AUD	(53)	(51)	5
USD/AUD	12/21/2011	BOA	AUD	(525)	(503)	54
USD/AUD	12/21/2011	BOA	AUD	(76)	(73)	5
USD/AUD	02/23/2012	BOA	AUD	(2,355)	(2,243)	167
USD/AUD	02/23/2012	DUB	AUD	(63)	(60)	1
USD/AUD	02/23/2012	BCL	AUD	(157)	(150)	2
USD/CHF	02/10/2012	DUB	CHF	(3,505)	(3,879)	736
USD/CHF	02/10/2012	BCL	CHF	(3,395)	(3,756)	721
USD/CHF	02/10/2012	DUB	CHF	(423)	(468)	72
USD/CHF	02/10/2012	DUB	CHF	(42)	(47)	6
USD/CHF	02/10/2012	BCL	CHF	(21)	(23)	3
USD/CHF	02/10/2012	BCL	CHF	(84)	(92)	13
USD/EUR	03/15/2012	BOA	EUR	(24,986)	(33,463)	717
USD/EUR	03/15/2012	DUB	EUR	(440)	(589)	20
USD/EUR	03/15/2012	BCL	EUR	(440)	(589)	21
USD/EUR	03/15/2012	BCL	EUR	(237)	(317)	5
USD/GBP	11/18/2011	BOA	GBP	(8,124)	(12,663)	509
USD/GBP	11/18/2011	BCL	GBP	(8,124)	(12,664)	482
USD/GBP	11/18/2011	BOA	GBP	(8,124)	(12,664)	469
USD/GBP	11/18/2011	SSB	GBP	(2,980)	(4,645)	175
USD/GBP	11/18/2011	DUB	GBP	(380)	(592)	32
USD/GBP	11/18/2011	DUB	GBP	(288)	(449)	24
USD/GBP	11/18/2011	DUB	GBP	(240)	(374)	14
USD/GBP	11/18/2011	HSB	GBP	(592)	(923)	28
USD/GBP	11/18/2011	BCL	GBP	(94)	(146)	4
USD/GBP	11/18/2011	SSB	GBP	(699)	(1,090)	5
USD/JPY	10/20/2011	HSB	JPY	(9,961)	(129)	(9)
USD/JPY	10/20/2011	DUB	JPY	(19,926)	(258)	(18)
USD/JPY	10/20/2011	BCL	JPY	(9,964)	(129)	(9)
USD/JPY	10/20/2011	HSB	JPY	(7,397)	(96)	(6)
USD/JPY	10/20/2011	DUB	JPY	(14,811)	(192)	(12)
USD/JPY	10/20/2011	BOA	JPY	(131,796)	(1,709)	(110)
USD/JPY	10/20/2011	HSB	JPY	(26,600)	(345)	(22)
USD/JPY	10/20/2011	HSB	JPY	(42,900)	(556)	(31)
USD/JPY	10/20/2011	HSB	JPY	(6,486)	(84)	—
USD/JPY	10/20/2011	DUB	JPY	(17,494)	(227)	(2)
USD/NOK	12/19/2011	SSB	NOK	(10,825)	(1,837)	166

					$(85,389)	$3,937

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	12/21/2011	JPM	AUD	954	$914	$(83)
AUD/USD	12/21/2011	JPM	AUD	5,265	5,046	(464)
AUD/USD	12/21/2011	JPM	AUD	1,528	1,465	(77)
CAD/EUR	12/21/2011	RBC	EUR	(1,814)	(2,429)	—
CAD/USD	12/21/2011	JPM	CAD	1,366	1,301	(81)
CAD/USD	12/21/2011	JPM	CAD	1,776	1,692	(98)
CAD/USD	12/21/2011	CIT	CAD	4,702	4,479	(299)
CAD/USD	12/21/2011	JPM	CAD	2,765	2,634	(72)
CHF/EUR	12/21/2011	UBS	EUR	(3,755)	(5,029)	18
CHF/USD	12/21/2011	CSI	CHF	2,405	2,658	(3)
EUR/AUD	12/21/2011	DUB	AUD	(1,318)	(1,264)	52
EUR/AUD	12/21/2011	DUB	AUD	(2,802)	(2,685)	13
EUR/CAD	12/21/2011	RBC	CAD	(2,672)	(2,545)	85
EUR/CAD	12/21/2011	JPM	CAD	(2,758)	(2,627)	50
EUR/CHF	12/21/2011	DUB	CHF	(2,743)	(3,031)	22
EUR/NOK	12/21/2011	HSB	NOK	(49,317)	(8,369)	89
EUR/NOK	12/21/2011	JPM	NOK	(15,712)	(2,666)	20

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
EUR/NZD	12/21/2011	DUB	NZD	(3,485)	$(2,642)	$42
EUR/SEK	12/21/2011	HSB	SEK	(17,824)	(2,588)	60
EUR/USD	12/21/2011	JPM	EUR	937	1,255	(63)
EUR/USD	12/21/2011	JPM	EUR	950	1,272	(58)
EUR/USD	12/21/2011	UBS	EUR	171	228	(11)
EUR/USD	12/21/2011	DUB	EUR	1,953	2,616	(64)
EUR/USD	12/21/2011	JPM	EUR	1,361	1,823	(22)
EUR/USD	12/21/2011	CSI	EUR	2,000	2,679	(22)
GBP/EUR	12/21/2011	DUB	EUR	(1,980)	(2,652)	34
GBP/USD	10/19/2011	MSC	GBP	1,650	2,572	(61)
GBP/USD	12/21/2011	UBS	GBP	1,759	2,741	39
GBP/USD	12/21/2011	RBS	GBP	1,736	2,705	—
GBP/USD	12/21/2011	CIT	GBP	867	1,351	(2)
JPY/EUR	12/21/2011	DUB	EUR	(1,129)	(1,512)	78
JPY/EUR	12/21/2011	CIT	EUR	(3,156)	(4,227)	34
JPY/USD	12/21/2011	JPM	JPY	288,169	3,741	(17)
NOK/EUR	12/21/2011	JPM	EUR	(469)	(628)	(26)
NOK/EUR	12/21/2011	HSB	EUR	(1,957)	(2,621)	(26)
NZD/EUR	12/21/2011	DUB	EUR	(1,933)	(2,589)	(139)
NZD/USD	12/21/2011	JPM	NZD	12,124	9,191	(669)
NZD/USD	12/21/2011	RBS	NZD	3,274	2,482	(182)
NZD/USD	12/21/2011	DUB	NZD	3,443	2,610	(85)
SEK/EUR	12/21/2011	RBS	EUR	(985)	(1,319)	(18)
SEK/EUR	12/21/2011	JPM	EUR	(985)	(1,319)	(5)
SEK/USD	12/21/2011	HSB	SEK	40,526	5,884	(129)
USD/AUD	12/21/2011	RBS	AUD	(1,261)	(1,209)	104
USD/AUD	12/21/2011	CSI	AUD	(1,269)	(1,216)	107
USD/AUD	12/21/2011	CIT	AUD	(2,585)	(2,478)	171
USD/AUD	12/21/2011	RBC	AUD	(2,779)	(2,664)	18
USD/AUD	12/21/2011	JPM	AUD	(4,476)	(4,290)	10
USD/BRL	10/18/2011	UBS	BRL	(9,229)	(4,891)	882
USD/CAD	12/21/2011	JPM	CAD	(2,671)	(2,545)	144
USD/CAD	12/21/2011	RBC	CAD	(5,622)	(5,355)	75
USD/CHF	12/21/2011	JPM	CHF	(1,499)	(1,657)	257
USD/EUR	10/13/2011	JPM	EUR	(6,996)	(9,372)	700
USD/EUR	12/21/2011	JPM	EUR	(937)	(1,255)	74
USD/EUR	12/21/2011	RBC	EUR	(1,909)	(2,556)	98
USD/EUR	12/21/2011	DUB	EUR	(1,953)	(2,616)	51
USD/EUR	12/21/2011	JPM	EUR	(1,180)	(1,580)	32
USD/EUR	12/21/2011	UBS	EUR	(985)	(1,319)	30
USD/EUR	12/21/2011	CIT	EUR	(986)	(1,320)	29
USD/EUR	12/21/2011	DUB	EUR	(973)	(1,303)	33
USD/EUR	12/21/2011	DUB	EUR	(1,023)	(1,370)	35
USD/EUR	12/21/2011	DUB	EUR	(1,361)	(1,823)	40
USD/EUR	12/21/2011	DUB	EUR	(2,000)	(2,679)	20
USD/GBP	10/19/2011	JPM	GBP	(1,913)	(2,982)	73
USD/GBP	12/21/2011	MSC	GBP	(1,763)	(2,748)	67
USD/GBP	12/21/2011	CIT	GBP	(1,671)	(2,604)	62
USD/GBP	12/21/2011	BCL	GBP	(2,570)	(4,005)	22
USD/GBP	12/21/2011	BCL	GBP	(699)	(1,089)	(5)
USD/JPY	12/21/2011	CSI	JPY	(145,165)	(1,884)	17
USD/NZD	12/21/2011	DUB	NZD	(7,955)	(6,030)	516
USD/NZD	12/21/2011	JPM	NZD	(1,615)	(1,224)	113
USD/NZD	12/21/2011	JPM	NZD	(1,635)	(1,239)	92
USD/NZD	12/21/2011	JPM	NZD	(7,139)	(5,412)	59
USD/SEK	12/21/2011	HSB	SEK	(43,647)	(6,337)	469
USD/ZAR	10/28/2011	CSI	ZAR	(71,149)	(8,780)	1,303
USD/ZAR	10/28/2011	UBS	ZAR	(12,799)	(1,579)	151

					$(88,814)	$3,709

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	10/18/2011	UBS	BRL	19,345	$10,251	$(1,848)
BRL/USD	10/18/2011	MSC	BRL	8,810	4,669	(798)
BRL/USD	10/18/2011	MSC	BRL	3,696	1,958	(378)
BRL/USD	10/18/2011	JPM	BRL	7,677	4,068	(623)
BRL/USD	10/18/2011	HSB	BRL	7,734	4,099	(690)
BRL/USD	10/18/2011	UBS	BRL	7,678	4,069	(189)
BRL/USD	10/18/2011	HSB	BRL	6,774	3,590	(56)
BRL/USD	10/27/2011	UBS	BRL	3,912	2,068	(8)
CLP/USD	10/18/2011	BCL	CLP	421,798	810	(86)
CLP/USD	10/18/2011	DUB	CLP	2,167,826	4,163	(502)
CLP/USD	10/18/2011	MSC	CLP	2,623,268	5,038	(340)
CNY/USD	10/25/2011	MLP	CNY	121,472	19,027	159
CNY/USD	03/01/2012	HSB	CNY	166,204	26,106	(165)
CNY/USD	03/01/2012	BCL	CNY	68,685	10,789	(72)
CNY/USD	03/01/2012	JPM	CNY	121,472	19,080	(128)
CNY/USD	05/09/2012	CIT	CNY	151,250	23,782	8
CNY/USD	05/09/2012	MSC	CNY	149,000	23,428	17
CNY/USD	05/09/2012	HSB	CNY	149,000	23,428	54
COP/USD	10/18/2011	CSI	COP	25,784,505	13,349	(1,239)
COP/USD	10/18/2011	MSC	COP	7,091,125	3,671	(324)
EUR/HUF	12/21/2011	BCL	HUF	(890,648)	(4,037)	235
EUR/HUF	12/21/2011	BCL	HUF	(629,003)	(2,851)	158
EUR/HUF	12/21/2011	BCL	HUF	(31,184)	(141)	2
EUR/HUF	12/21/2011	BCL	HUF	(455,355)	(2,064)	(2)
EUR/PLN	12/21/2011	HSB	PLN	(20,043)	(6,003)	383
EUR/PLN	12/21/2011	BCL	PLN	(13,800)	(4,133)	89
EUR/PLN	12/21/2011	HSB	PLN	(9,507)	(2,847)	69
EUR/PLN	12/21/2011	HSB	PLN	(6,942)	(2,079)	(17)
EUR/PLN	12/21/2011	BOA	PLN	(13,213)	(3,957)	13
EUR/PLN	12/21/2011	CGM	PLN	(6,662)	(1,995)	3
EUR/USD	12/21/2011	JPM	EUR	3,083	4,129	(22)
EUR/USD	12/21/2011	BCL	EUR	2,925	3,917	(45)
EUR/USD	12/21/2011	WBC	EUR	2,158	2,890	(42)
HUF/EUR	12/21/2011	BCL	EUR	(3,232)	(4,329)	(180)
HUF/EUR	12/21/2011	HSB	EUR	(1,574)	(2,108)	(34)
HUF/EUR	12/21/2011	BCL	EUR	(1,074)	(1,438)	(24)
HUF/USD	12/21/2011	HSB	HUF	1,750,652	7,936	(130)
HUF/USD	12/21/2011	CSI	HUF	625,539	2,836	(75)
IDR/USD	10/06/2011	CIT	IDR	38,598,250	4,390	(135)
IDR/USD	10/18/2011	MSC	IDR	71,905,764	8,170	(187)
IDR/USD	10/18/2011	CGM	IDR	38,302,680	4,352	(120)
IDR/USD	10/18/2011	HSB	IDR	38,598,250	4,385	(74)
IDR/USD	10/18/2011	MSC	IDR	21,961,440	2,495	79
IDR/USD	12/15/2011	CGM	IDR	22,283,208	2,516	(40)
INR/USD	10/18/2011	DUB	INR	400,436	8,159	(722)
INR/USD	10/18/2011	DUB	INR	336,525	6,857	(643)
INR/USD	10/18/2011	BCL	INR	339,457	6,916	(662)
INR/USD	10/18/2011	RBC	INR	169,958	3,463	(346)
INR/USD	10/18/2011	BCL	INR	212,971	4,339	(258)
INR/USD	10/18/2011	DUB	INR	125,241	2,552	(173)
INR/USD	10/18/2011	CGM	INR	97,400	1,985	6
INR/USD	10/18/2011	BCL	INR	97,476	1,986	7
KRW/USD	10/18/2011	CGM	KRW	16,038,000	13,601	(1,399)
KRW/USD	10/18/2011	RBS	KRW	15,276,766	12,955	(1,321)
KRW/USD	10/18/2011	JPM	KRW	7,173,323	6,083	(684)
KRW/USD	10/18/2011	BCL	KRW	7,932,992	6,727	(758)
KRW/USD	10/18/2011	CGM	KRW	5,066,280	4,296	(395)
KRW/USD	10/18/2011	HSB	KRW	1,625,250	1,378	(122)
KRW/USD	10/18/2011	JPM	KRW	4,802,481	4,073	(399)
KRW/USD	10/18/2011	BCL	KRW	3,271,933	2,775	1
KRW/USD	10/31/2011	RGC	KRW	4,660,488	3,949	(14)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
MXN/EUR	12/21/2011	BCL	EUR	(3,134)	$(4,197)	$(160)
MXN/USD	12/21/2011	HSB	MXN	28,434	2,035	(228)
MXN/USD	12/21/2011	DUB	MXN	56,203	4,023	(519)
MXN/USD	12/21/2011	CSI	MXN	56,200	4,022	(520)
MXN/USD	12/21/2011	JPM	MXN	56,488	4,043	(496)
MXN/USD	12/21/2011	HSB	MXN	17,007	1,217	(134)
MXN/USD	12/21/2011	DUB	MXN	623,356	44,615	(4,857)
MXN/USD	12/21/2011	BCL	MXN	56,297	4,029	(229)
MXN/USD	12/21/2011	DUB	MXN	9,506	680	(9)
MXN/USD	12/21/2011	JPM	MXN	53,888	3,857	(106)
MXN/USD	12/21/2011	HSB	MXN	3,759	269	(7)
MYR/USD	10/18/2011	DUB	MYR	74,968	23,468	(1,331)
MYR/USD	10/18/2011	CGM	MYR	74,968	23,468	(1,323)
MYR/USD	10/18/2011	CIT	MYR	28,368	8,880	(625)
MYR/USD	10/18/2011	HSB	MYR	8,732	2,734	(158)
MYR/USD	10/18/2011	BCL	MYR	17,256	5,402	(379)
MYR/USD	10/18/2011	BCL	MYR	14,635	4,581	(343)
MYR/USD	10/18/2011	DUB	MYR	20,969	6,564	(484)
MYR/USD	10/18/2011	MSC	MYR	15,045	4,710	(359)
MYR/USD	10/18/2011	HSB	MYR	9,071	2,840	(14)
MYR/USD	10/18/2011	DUB	MYR	20,183	6,318	(23)
PEN/USD	10/18/2011	DUB	PEN	24,722	8,896	(59)
PEN/USD	10/18/2011	DUB	PEN	2,832	1,019	(6)
PHP/USD	10/18/2011	HSB	PHP	567,875	12,976	(177)
PLN/EUR	12/21/2011	JPM	EUR	(3,178)	(4,256)	(211)
PLN/EUR	12/21/2011	BCL	EUR	(1,595)	(2,136)	(88)
PLN/EUR	12/21/2011	DUB	EUR	(1,610)	(2,156)	(69)
PLN/EUR	12/21/2011	MSC	EUR	(1,610)	(2,156)	(64)
PLN/EUR	12/21/2011	BOA	EUR	(1,574)	(2,108)	(27)
PLN/USD	12/21/2011	HSB	PLN	8,787	2,631	(256)
PLN/USD	12/21/2011	SSB	PLN	136,108	40,762	(4,001)
PLN/USD	12/21/2011	BCL	PLN	20,211	6,053	(333)
PLN/USD	12/21/2011	BCL	PLN	8,986	2,691	(129)
PLN/USD	12/21/2011	BOA	PLN	12,575	3,766	(140)
RUB/USD	10/18/2011	RBS	RUB	868,618	26,912	(3,918)
RUB/USD	10/18/2011	UBS	RUB	226,135	7,006	(979)
RUB/USD	10/18/2011	CSI	RUB	427,144	13,234	(1,921)
RUB/USD	10/18/2011	HSB	RUB	868,618	26,912	(3,948)
RUB/USD	10/18/2011	CGM	RUB	130,503	4,043	(622)
RUB/USD	10/18/2011	BCL	RUB	68,959	2,136	(209)
RUB/USD	10/18/2011	CGM	RUB	136,785	4,238	(469)
RUB/USD	10/18/2011	UBS	RUB	153,539	4,757	(542)
RUB/USD	10/18/2011	CIT	RUB	262,954	8,147	(904)
RUB/USD	10/18/2011	UBS	RUB	132,263	4,098	(444)
RUB/USD	10/18/2011	CGM	RUB	195,498	6,057	(311)
TRY/USD	12/21/2011	HSB	TRY	24,100	12,814	(514)
TRY/USD	12/21/2011	MSC	TRY	1,075	572	(17)
TRY/USD	12/21/2011	HSB	TRY	27,586	14,668	(112)
TRY/USD	12/21/2011	JPM	TRY	7,718	4,104	(48)
TWD/USD	10/18/2011	BCL	TWD	419,439	13,767	(779)
TWD/USD	10/18/2011	BCL	TWD	275,362	9,038	(585)
TWD/USD	10/31/2011	HSB	TWD	46,560	1,529	(4)
TWD/USD	10/31/2011	HSB	TWD	108,633	3,567	(10)
USD/BRL	10/18/2011	UBS	BRL	(3,649)	(1,934)	189
USD/BRL	10/18/2011	UBS	BRL	(7,516)	(3,983)	275
USD/BRL	10/18/2011	BCL	BRL	(7,340)	(3,889)	166
USD/BRL	10/18/2011	JPM	BRL	(5,826)	(3,088)	566
USD/BRL	10/18/2011	HSB	BRL	(15,271)	(8,093)	1,305
USD/BRL	10/18/2011	CSI	BRL	(14,949)	(7,922)	1,277
USD/BRL	10/18/2011	MSC	BRL	(15,113)	(8,009)	1,404
USD/BRL	10/18/2011	HSB	BRL	(7,464)	(3,956)	583

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/BRL	10/18/2011	HSB	BRL	(3,839)	$(2,034)	$169
USD/CLP	10/18/2011	CGM	CLP	(2,234,070)	(4,290)	530
USD/CLP	10/18/2011	MSC	CLP	(2,104,734)	(4,042)	497
USD/CLP	10/18/2011	DUB	CLP	(1,049,500)	(2,016)	239
USD/CNY	10/25/2011	CGM	CNY	(54,453)	(8,529)	(13)
USD/CNY	10/25/2011	JPM	CNY	(121,472)	(19,027)	60
USD/CNY	03/01/2012	BCL	CNY	(54,891)	(8,622)	(15)
USD/CNY	03/01/2012	DUB	CNY	(56,121)	(8,815)	(2)
USD/CNY	03/01/2012	CGM	CNY	(54,883)	(8,621)	(14)
USD/CNY	05/09/2012	BCL	CNY	(268,010)	(42,141)	(230)
USD/CNY	05/09/2012	RBS	CNY	(181,240)	(28,497)	(116)
USD/COP	10/18/2011	HSB	COP	(8,970,486)	(4,644)	33
USD/COP	10/18/2011	BCL	COP	(11,919,730)	(6,171)	579
USD/COP	10/18/2011	MSC	COP	(13,326,898)	(6,899)	630
USD/EUR	12/21/2011	JPM	EUR	(5,102)	(6,833)	376
USD/EUR	12/21/2011	BCL	EUR	(7,596)	(10,174)	500
USD/EUR	12/21/2011	MSC	EUR	(3,206)	(4,294)	165
USD/EUR	12/21/2011	HSB	EUR	(1,576)	(2,111)	39
USD/HUF	12/21/2011	BCL	HUF	(967,461)	(4,386)	455
USD/HUF	12/21/2011	JPM	HUF	(1,100,396)	(4,988)	584
USD/HUF	12/21/2011	BCL	HUF	(695,322)	(3,152)	213
USD/IDR	10/06/2011	HSB	IDR	(38,598,250)	(4,390)	77
USD/IDR	10/18/2011	MSC	IDR	(70,635,660)	(8,025)	250
USD/IDR	10/18/2011	BCL	IDR	(40,373,684)	(4,587)	169
USD/IDR	10/18/2011	BCL	IDR	(42,330,000)	(4,809)	171
USD/IDR	10/18/2011	HSB	IDR	(20,692,808)	(2,351)	63
USD/INR	10/18/2011	DUB	INR	(213,446)	(4,349)	440
USD/INR	10/18/2011	DUB	INR	(215,876)	(4,398)	411
USD/INR	10/18/2011	BCL	INR	(142,727)	(2,908)	181
USD/INR	10/18/2011	HSB	INR	(222,147)	(4,526)	297
USD/INR	10/21/2011	CGM	INR	(204,512)	(4,165)	93
USD/INR	10/28/2011	DUB	INR	(603,013)	(12,268)	22
USD/KRW	10/18/2011	CGM	KRW	(7,408,985)	(6,283)	(55)
USD/KRW	10/18/2011	DUB	KRW	(16,001,289)	(13,569)	1,309
USD/KRW	10/18/2011	CGM	KRW	(5,096,933)	(4,322)	467
USD/KRW	10/18/2011	CGM	KRW	(3,244,150)	(2,751)	239
USD/KRW	10/18/2011	BCL	KRW	(5,016,153)	(4,254)	379
USD/KRW	10/31/2011	BCL	KRW	(2,889,452)	(2,448)	(17)
USD/KRW	10/31/2011	JPM	KRW	(2,884,445)	(2,444)	(17)
USD/MXN	12/21/2011	CIT	MXN	(55,992)	(4,007)	144
USD/MXN	12/21/2011	DUB	MXN	(87,398)	(6,255)	(27)
USD/MXN	12/21/2011	JPM	MXN	(87,024)	(6,229)	(1)
USD/MXN	12/21/2011	HSB	MXN	(52,286)	(3,742)	142
USD/MYR	10/11/2011	CGM	MYR	(6,696)	(2,097)	32
USD/MYR	10/11/2011	JPM	MYR	(6,693)	(2,096)	33
USD/MYR	10/11/2011	CGM	MYR	(26,485)	(8,293)	11
USD/MYR	10/18/2011	HSB	MYR	(18,156)	(5,684)	46
USD/MYR	10/18/2011	MSC	MYR	(21,036)	(6,585)	413
USD/MYR	10/18/2011	CGM	MYR	(14,212)	(4,449)	362
USD/MYR	10/18/2011	CGM	MYR	(14,262)	(4,465)	324
USD/MYR	10/18/2011	RBC	MYR	(14,296)	(4,475)	313
USD/MYR	10/18/2011	DUB	MYR	(10,082)	(3,156)	218
USD/MYR	10/18/2011	MLP	MYR	(16,441)	(5,147)	290
USD/MYR	10/18/2011	DUB	MYR	(17,916)	(5,609)	305
USD/MYR	10/18/2011	JPM	MYR	(11,519)	(3,606)	253
USD/PEN	10/18/2011	HSB	PEN	(6,947)	(2,500)	17
USD/PEN	10/18/2011	HSB	PEN	(9,625)	(3,464)	39
USD/PEN	10/18/2011	DUB	PEN	(10,981)	(3,952)	48
USD/PHP	10/18/2011	BCL	PHP	(452,145)	(10,332)	240
USD/PLN	12/21/2011	HSB	PLN	(3,379)	(1,012)	18
USD/PLN	12/21/2011	HSB	PLN	(13,519)	(4,049)	462

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/RUB	10/18/2011	JPM	RUB	(64,688)	$(2,004)	$119
USD/RUB	10/18/2011	DUB	RUB	(146,381)	(4,535)	237
USD/RUB	10/18/2011	UBS	RUB	(199,478)	(6,180)	188
USD/RUB	10/18/2011	JPM	RUB	(143,349)	(4,441)	724
USD/RUB	10/18/2011	JPM	RUB	(238,030)	(7,375)	1,186
USD/RUB	10/18/2011	CSI	RUB	(186,695)	(5,784)	922
USD/RUB	10/18/2011	UBS	RUB	(135,421)	(4,196)	613
USD/RUB	10/18/2011	RBS	RUB	(92,016)	(2,851)	297
USD/RUB	10/18/2011	UBS	RUB	(238,535)	(7,390)	888
USD/RUB	10/18/2011	BCL	RUB	(68,853)	(2,133)	156
USD/RUB	10/18/2011	HSB	RUB	(74,525)	(2,309)	233
USD/RUB	10/18/2011	RBC	RUB	(210,683)	(6,527)	708
USD/RUB	10/18/2011	BCL	RUB	(70,186)	(2,175)	234
USD/RUB	10/18/2011	DUB	RUB	(165,073)	(5,114)	588
USD/RUB	10/18/2011	CSI	RUB	(446,481)	(13,833)	1,261
USD/RUB	10/18/2011	BCL	RUB	(84,875)	(2,630)	232
USD/TRY	12/21/2011	HSB	TRY	(7,774)	(4,134)	124
USD/TRY	12/21/2011	HSB	TRY	(6,256)	(3,327)	79
USD/TRY	12/21/2011	HSB	TRY	(1,778)	(945)	6
USD/TRY	12/21/2011	HSB	TRY	(1,920)	(1,021)	48
USD/TWD	10/25/2011	JPM	TWD	(126,867)	(4,165)	93
USD/TWD	10/25/2011	RGC	TWD	(504,551)	(16,563)	45
USD/ZAR	12/21/2011	BCL	ZAR	(26,503)	(3,245)	77
USD/ZAR	12/21/2011	HSB	ZAR	(15,136)	(1,854)	48
USD/ZAR	12/21/2011	HSB	ZAR	(12,542)	(1,536)	49
USD/ZAR	12/21/2011	HSB	ZAR	(16,131)	(1,975)	53
USD/ZAR	12/21/2011	MSC	ZAR	(16,069)	(1,968)	45
USD/ZAR	12/21/2011	MSC	ZAR	(139,248)	(17,052)	2,177
USD/ZAR	12/21/2011	HSB	ZAR	(53,215)	(6,517)	613
USD/ZAR	12/21/2011	BCL	ZAR	(32,268)	(3,952)	383
ZAR/USD	10/28/2011	JPM	ZAR	29,950	3,696	124
ZAR/USD	12/21/2011	JPM	ZAR	32,172	3,940	(602)
ZAR/USD	12/21/2011	JPM	ZAR	26,515	3,247	(145)
ZAR/USD	12/21/2011	HSB	ZAR	115,900	14,193	(262)
ZAR/USD	12/21/2011	BCL	ZAR	16,207	1,985	8
ZAR/USD	12/21/2011	MSC	ZAR	259,920	31,829	(816)

					$182,658	$(20,048)

JNL/Ivy Asset Strategy Fund
CAD/USD	11/25/2011	GSC	CAD	14,600	$13,915	$(959)
CAD/USD	11/25/2011	GSC	CAD	1,300	1,239	(107)
CAD/USD	11/25/2011	GSC	CAD	1,600	1,525	(107)
CNY/USD	06/25/2012	DUB	CNY	122,000	19,183	62
CNY/USD	06/28/2012	CIT	CNY	1,610	253	5
CNY/USD	06/28/2012	JPM	CNY	4,600	723	15
CNY/USD	06/28/2012	CIT	CNY	1,900	299	7
CNY/USD	06/28/2012	CIT	CNY	4,490	706	16
CNY/USD	06/28/2012	CIT	CNY	184,000	28,931	23
JPY/USD	04/12/2012	DUB	JPY	3,468,000	45,098	1,061
JPY/USD	07/11/2012	CIT	JPY	939,800	12,221	268
MYR/USD	10/07/2011	CIT	MYR	67,800	21,235	(1,621)
MYR/USD	10/12/2011	GSC	MYR	43,500	13,621	(985)
SGD/USD	10/14/2011	DUB	SGD	44,200	33,795	(2,228)
SGD/USD	11/08/2011	DUB	SGD	53,300	40,755	(3,340)
SGD/USD	11/23/2011	DUB	SGD	18,400	14,069	(1,167)
SGD/USD	11/23/2011	DUB	SGD	15,000	11,470	(986)
USD/CAD	11/25/2011	GSC	CAD	(7,700)	(7,339)	163
USD/CAD	11/25/2011	GSC	CAD	(9,800)	(9,340)	235
USD/EUR	03/13/2012	DUB	EUR	(27,400)	(36,696)	716
USD/EUR	03/13/2012	DUB	EUR	(4,700)	(6,295)	104
USD/EUR	03/13/2012	DUB	EUR	(5,300)	(7,098)	132

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Ivy Asset Strategy Fund (continued)
USD/EUR	03/13/2012	DUB	EUR	(3,600)	$(4,821)	$119
USD/EUR	03/14/2012	MSC	EUR	(14,800)	(19,821)	305
USD/EUR	06/15/2012	GSC	EUR	(19,700)	(26,384)	523
USD/EUR	06/15/2012	GSC	EUR	(17,200)	(23,036)	511
USD/JPY	04/12/2012	DUB	JPY	(3,468,000)	(45,098)	(4,118)
USD/JPY	07/11/2012	CIT	JPY	(939,800)	(12,221)	(601)
USD/MYR	10/07/2011	CIT	MYR	(67,800)	(21,235)	968
USD/MYR	10/12/2011	GSC	MYR	(22,900)	(7,171)	237
USD/MYR	10/12/2011	GSC	MYR	(20,600)	(6,450)	114
USD/SGD	10/14/2011	DUB	SGD	(30,400)	(23,244)	1,411
USD/SGD	10/14/2011	DUB	SGD	(13,800)	(10,551)	611
USD/SGD	11/08/2011	DUB	SGD	(13,000)	(9,940)	539
USD/SGD	11/08/2011	DUB	SGD	(18,500)	(14,146)	715
USD/SGD	11/08/2011	DUB	SGD	(4,000)	(3,059)	117
USD/SGD	11/08/2011	DUB	SGD	(17,800)	(13,610)	93
USD/SGD	11/23/2011	DUB	SGD	(9,600)	(7,341)	162

					$(55,858)	$(6,987)

JNL/JPMorgan International Value Fund
AUD/USD	11/28/2011	BCL	AUD	44,618	$42,878	$(3,451)
CAD/EUR	11/28/2011	WBC	EUR	(826)	(1,106)	(13)
CAD/USD	11/28/2011	WBC	CAD	1,061	1,011	(52)
CHF/USD	11/28/2011	BCL	CHF	11,586	12,797	(2,000)
EUR/SEK	11/28/2011	BCL	SEK	(13,868)	(2,015)	4
EUR/USD	11/28/2011	MSC	EUR	2,766	3,705	(281)
EUR/USD	11/28/2011	CSI	EUR	1,739	2,330	(166)
EUR/USD	11/28/2011	HSB	EUR	3,425	4,587	(292)
EUR/USD	11/28/2011	BCL	EUR	461	618	(46)
EUR/USD	11/28/2011	MSC	EUR	3,803	5,093	(395)
EUR/USD	11/28/2011	BCL	EUR	956	1,280	(98)
GBP/USD	11/28/2011	MSC	GBP	1,981	3,088	(183)
GBP/USD	11/28/2011	BNP	GBP	1,009	1,572	(48)
GBP/USD	11/28/2011	WBC	GBP	650	1,013	(2)
HKD/JPY	11/28/2011	BCL	JPY	(376,503)	(4,885)	46
HKD/USD	11/28/2011	BCL	HKD	101,498	13,042	6
JPY/USD	11/28/2011	MSC	JPY	404,589	5,250	(32)
JPY/USD	11/28/2011	SSB	JPY	308,307	4,000	(35)
JPY/USD	11/28/2011	WBC	JPY	250,377	3,249	(23)
NOK/USD	11/28/2011	BCL	NOK	6,644	1,129	(94)
SEK/USD	11/28/2011	BCL	SEK	8,397	1,220	(106)
SGD/USD	11/28/2011	BCL	SGD	6,984	5,340	(473)
USD/CAD	11/28/2011	BCL	CAD	(4,196)	(3,999)	245
USD/CHF	11/28/2011	BNP	CHF	(3,855)	(4,258)	649
USD/EUR	11/28/2011	BCL	EUR	(424)	(568)	38
USD/EUR	11/28/2011	BNP	EUR	(2,011)	(2,693)	204
USD/EUR	11/28/2011	BCL	EUR	(22,858)	(30,614)	2,427
USD/EUR	11/28/2011	WBC	EUR	(1,525)	(2,043)	151
USD/GBP	11/28/2011	BCL	GBP	(25,340)	(39,494)	2,435
USD/GBP	11/28/2011	UBS	GBP	(3,345)	(5,213)	277
USD/GBP	11/28/2011	WBC	GBP	(821)	(1,280)	16
USD/HKD	11/28/2011	UBS	HKD	(38,248)	(4,915)	(1)
USD/JPY	11/28/2011	BCL	JPY	(287,580)	(3,731)	23
USD/JPY	11/28/2011	BCL	JPY	(343,204)	(4,453)	30

					$1,935	$(1,240)

JNL/Mellon Capital Management Global Alpha Fund
AUD/USD	12/21/2011	BCL	AUD	3,197	$3,064	$(191)
AUD/USD	12/21/2011	UBS	AUD	5,328	5,107	(322)
AUD/USD	12/21/2011	RBS	AUD	2,131	2,043	(129)
AUD/USD	12/21/2011	HSB	AUD	10,656	10,214	(632)
AUD/USD	12/21/2011	UBS	AUD	2,232	2,139	(113)

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
AUD/USD	12/21/2011	HSB	AUD	2,752	$2,638	$(19)
AUD/USD	12/21/2011	UBS	AUD	8,715	8,353	(73)
AUD/USD	12/21/2011	HSB	AUD	19,891	19,065	(237)
AUD/USD	12/21/2011	UBS	AUD	13,923	13,346	(162)
AUD/USD	12/21/2011	DUB	AUD	5,967	5,720	(77)
AUD/USD	12/21/2011	HSB	AUD	2,714	2,601	(77)
AUD/USD	12/21/2011	UBS	AUD	1,368	1,312	(39)
AUD/USD	12/21/2011	BCL	AUD	479	459	(13)
CAD/USD	12/21/2011	HSB	CAD	11,444	10,902	(669)
CAD/USD	12/21/2011	HSB	CAD	10,872	10,357	(612)
CAD/USD	12/21/2011	HSB	CAD	6,294	5,996	(342)
CAD/USD	12/21/2011	UBS	CAD	15,868	15,116	(979)
CAD/USD	12/21/2011	HSB	CAD	7,327	6,980	(484)
CAD/USD	12/21/2011	UBS	CAD	9,913	9,444	(624)
CAD/USD	12/21/2011	BOA	CAD	4,310	4,106	(279)
CAD/USD	12/21/2011	DUB	CAD	12,930	12,318	(807)
CAD/USD	12/21/2011	UBS	CAD	1,003	955	(47)
CAD/USD	12/21/2011	UBS	CAD	901	858	(21)
CAD/USD	12/21/2011	DUB	CAD	2,702	2,574	(56)
CAD/USD	12/21/2011	HSB	CAD	22,485	21,421	(638)
CAD/USD	12/21/2011	UBS	CAD	11,337	10,800	(325)
CAD/USD	12/21/2011	BCL	CAD	3,968	3,780	(112)
CHF/USD	12/21/2011	UBS	CHF	8,757	9,678	(342)
CHF/USD	12/21/2011	BCL	CHF	754	833	(11)
CHF/USD	12/21/2011	HSB	CHF	4,273	4,722	(61)
CHF/USD	12/21/2011	UBS	CHF	2,154	2,381	(34)
EUR/USD	12/21/2011	UBS	EUR	6,089	8,155	(295)
EUR/USD	12/21/2011	HSB	EUR	2,982	3,994	(115)
EUR/USD	12/21/2011	BOA	EUR	1,754	2,349	(66)
EUR/USD	12/21/2011	UBS	EUR	4,034	5,403	(154)
EUR/USD	12/21/2011	DUB	EUR	5,262	7,048	(200)
EUR/USD	12/21/2011	UBS	EUR	1,017	1,362	(8)
EUR/USD	12/21/2011	HSB	EUR	1,453	1,946	(13)
EUR/USD	12/21/2011	DUB	EUR	436	584	(4)
EUR/USD	12/21/2011	BCL	EUR	1,624	2,175	(37)
EUR/USD	12/21/2011	UBS	EUR	4,640	6,215	(109)
EUR/USD	12/21/2011	HSB	EUR	9,203	12,326	(209)
EUR/USD	12/21/2011	DUB	EUR	5,008	6,708	(101)
EUR/USD	12/21/2011	BCL	EUR	6,158	8,247	(134)
EUR/USD	12/21/2011	BOA	EUR	3,284	4,399	(67)
EUR/USD	12/21/2011	HSB	EUR	1,971	2,639	(45)
GBP/USD	12/21/2011	DUB	GBP	19,322	30,108	(445)
GBP/USD	12/21/2011	UBS	GBP	20,113	31,340	(334)
GBP/USD	12/21/2011	BCL	GBP	1,929	3,006	(23)
GBP/USD	12/21/2011	RBS	GBP	1,286	2,004	(17)
GBP/USD	12/21/2011	UBS	GBP	3,215	5,010	(42)
GBP/USD	12/21/2011	HSB	GBP	6,431	10,020	(85)
GBP/USD	12/21/2011	DUB	GBP	2,265	3,529	33
GBP/USD	12/21/2011	HSB	GBP	7,550	11,764	100
GBP/USD	12/21/2011	UBS	GBP	5,285	8,235	59
JPY/USD	12/21/2011	BCL	JPY	1,117,701	14,508	(55)
JPY/USD	12/21/2011	UBS	JPY	870,847	11,304	(40)
JPY/USD	12/21/2011	UBS	JPY	1,140,853	14,809	(97)
JPY/USD	12/21/2011	UBS	JPY	524,378	6,807	(44)
JPY/USD	12/21/2011	HSB	JPY	346,219	4,494	(15)
JPY/USD	12/21/2011	UBS	JPY	468,413	6,080	(20)
JPY/USD	12/21/2011	BOA	JPY	203,658	2,644	(9)
JPY/USD	12/21/2011	DUB	JPY	610,974	7,931	(27)
JPY/USD	12/21/2011	RBS	JPY	124,282	1,613	(14)
JPY/USD	12/21/2011	UBS	JPY	310,706	4,033	(36)
JPY/USD	12/21/2011	HSB	JPY	621,411	8,066	(73)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
JPY/USD	12/21/2011	BCL	JPY	186,423	$2,420	$(21)
JPY/USD	12/21/2011	UBS	JPY	42,121	547	(5)
JPY/USD	12/21/2011	BCL	JPY	208,240	2,703	(18)
JPY/USD	12/21/2011	UBS	JPY	594,971	7,723	(47)
JPY/USD	12/21/2011	HSB	JPY	1,180,026	15,317	(110)
NOK/USD	12/21/2011	UBS	NOK	43,888	7,448	(407)
NOK/USD	12/21/2011	HSB	NOK	7,099	1,205	(62)
NOK/USD	12/21/2011	UBS	NOK	9,604	1,630	(80)
NOK/USD	12/21/2011	BOA	NOK	4,176	709	(35)
NOK/USD	12/21/2011	DUB	NOK	12,527	2,126	(106)
NOK/USD	12/21/2011	RBS	NOK	10,377	1,761	(66)
NOK/USD	12/21/2011	UBS	NOK	25,942	4,402	(173)
NOK/USD	12/21/2011	HSB	NOK	51,885	8,805	(349)
NOK/USD	12/21/2011	BCL	NOK	15,565	2,641	(97)
NZD/USD	12/21/2011	DUB	NZD	8,990	6,815	(536)
NZD/USD	12/21/2011	BCL	NZD	3,429	2,599	(192)
NZD/USD	12/21/2011	BCL	NZD	13,715	10,397	(768)
SEK/USD	12/21/2011	UBS	SEK	57,150	8,297	(261)
SEK/USD	12/21/2011	BCL	SEK	40,064	5,817	(116)
SEK/USD	12/21/2011	DUB	SEK	157,489	22,865	(539)
SEK/USD	12/21/2011	UBS	SEK	82,557	11,986	(515)
SEK/USD	12/21/2011	HSB	SEK	10,843	1,574	(55)
SEK/USD	12/21/2011	UBS	SEK	14,669	2,130	(69)
SEK/USD	12/21/2011	BOA	SEK	6,378	926	(30)
SEK/USD	12/21/2011	DUB	SEK	19,134	2,778	(90)
SEK/USD	12/21/2011	UBS	SEK	14,483	2,103	(75)
SEK/USD	12/21/2011	BCL	SEK	8,690	1,262	(42)
SEK/USD	12/21/2011	RBS	SEK	5,793	841	(29)
SEK/USD	12/21/2011	HSB	SEK	28,966	4,205	(147)
SEK/USD	12/21/2011	BCL	SEK	6,716	975	(20)
SEK/USD	12/21/2011	HSB	SEK	38,057	5,525	(115)
SEK/USD	12/21/2011	UBS	SEK	19,188	2,786	(57)
USD/AUD	12/21/2011	HSB	AUD	(6,896)	(6,610)	429
USD/AUD	12/21/2011	HSB	AUD	(3,992)	(3,827)	240
USD/AUD	12/21/2011	HSB	AUD	(7,259)	(6,958)	460
USD/AUD	12/21/2011	UBS	AUD	(8,189)	(7,850)	460
USD/AUD	12/21/2011	DUB	AUD	(12,596)	(12,073)	698
USD/AUD	12/21/2011	UBS	AUD	(18,828)	(18,047)	1,181
USD/AUD	12/21/2011	UBS	AUD	(1,760)	(1,687)	119
USD/AUD	12/21/2011	BOA	AUD	(765)	(734)	52
USD/AUD	12/21/2011	HSB	AUD	(1,301)	(1,247)	86
USD/AUD	12/21/2011	DUB	AUD	(2,296)	(2,201)	155
USD/CAD	12/21/2011	UBS	CAD	(3,948)	(3,761)	219
USD/CAD	12/21/2011	BCL	CAD	(755)	(719)	41
USD/CAD	12/21/2011	RBS	CAD	(503)	(479)	27
USD/CAD	12/21/2011	UBS	CAD	(1,258)	(1,198)	67
USD/CAD	12/21/2011	HSB	CAD	(2,515)	(2,396)	135
USD/CAD	12/21/2011	HSB	CAD	(35,042)	(33,383)	531
USD/CAD	12/21/2011	UBS	CAD	(15,819)	(15,070)	311
USD/CAD	12/21/2011	HSB	CAD	(22,599)	(21,529)	386
USD/CAD	12/21/2011	DUB	CAD	(6,780)	(6,459)	138
USD/CHF	12/21/2011	UBS	CHF	(1,704)	(1,883)	81
USD/CHF	12/21/2011	HSB	CHF	(446)	(493)	17
USD/CHF	12/21/2011	DUB	CHF	(787)	(869)	32
USD/CHF	12/21/2011	BOA	CHF	(262)	(290)	11
USD/CHF	12/21/2011	UBS	CHF	(603)	(666)	24
USD/CHF	12/21/2011	DUB	CHF	(230)	(254)	—
USD/CHF	12/21/2011	HSB	CHF	(767)	(847)	2
USD/CHF	12/21/2011	UBS	CHF	(537)	(593)	—
USD/EUR	12/21/2011	UBS	EUR	(80,042)	(107,202)	2,612
USD/EUR	12/21/2011	BCL	EUR	(2,808)	(3,761)	81

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management Global Alpha Fund (continued)
USD/EUR	12/21/2011	RBS	EUR	(1,872)	$(2,507)	$56
USD/EUR	12/21/2011	HSB	EUR	(9,361)	(12,537)	256
USD/EUR	12/21/2011	UBS	EUR	(4,680)	(6,268)	145
USD/EUR	12/21/2011	UBS	EUR	(13,906)	(18,625)	402
USD/EUR	12/21/2011	HSB	EUR	(17,085)	(22,882)	110
USD/GBP	12/21/2011	BCL	GBP	(5,348)	(8,333)	29
USD/GBP	12/21/2011	UBS	GBP	(5,290)	(8,243)	111
USD/GBP	12/21/2011	UBS	GBP	(4,302)	(6,703)	85
USD/GBP	12/21/2011	BOA	GBP	(1,870)	(2,914)	38
USD/GBP	12/21/2011	HSB	GBP	(3,180)	(4,955)	61
USD/GBP	12/21/2011	DUB	GBP	(5,611)	(8,743)	116
USD/GBP	12/21/2011	UBS	GBP	(3,203)	(4,991)	4
USD/GBP	12/21/2011	UBS	GBP	(14,987)	(23,353)	(338)
USD/GBP	12/21/2011	DUB	GBP	(670)	(1,044)	(1)
USD/GBP	12/21/2011	HSB	GBP	(9,822)	(15,304)	65
USD/GBP	12/21/2011	UBS	GBP	(4,952)	(7,716)	51
USD/GBP	12/21/2011	BCL	GBP	(1,733)	(2,701)	17
USD/GBP	12/21/2011	UBS	GBP	(223)	(348)	—
USD/GBP	12/21/2011	HSB	GBP	(1,711)	(2,667)	10
USD/GBP	12/21/2011	DUB	GBP	(4,350)	(6,778)	21
USD/GBP	12/21/2011	BOA	GBP	(2,852)	(4,444)	7
USD/JPY	12/21/2011	HSB	JPY	(1,787,576)	(23,204)	241
USD/JPY	12/21/2011	DUB	JPY	(594,399)	(7,716)	84
USD/JPY	12/21/2011	UBS	JPY	(1,386,930)	(18,003)	177
USD/JPY	12/21/2011	HSB	JPY	(1,981,329)	(25,719)	214
USD/NOK	12/21/2011	BCL	NOK	(91,253)	(15,485)	554
USD/NOK	12/21/2011	DUB	NOK	(148,945)	(25,275)	935
USD/NOK	12/21/2011	BCL	NOK	(13,391)	(2,272)	57
USD/NOK	12/21/2011	HSB	NOK	(75,885)	(12,877)	289
USD/NOK	12/21/2011	UBS	NOK	(38,261)	(6,493)	168
USD/NZD	12/21/2011	UBS	NZD	(5,554)	(4,211)	333
USD/NZD	12/21/2011	BOA	NZD	(1,668)	(1,264)	112
USD/NZD	12/21/2011	UBS	NZD	(3,835)	(2,907)	256
USD/NZD	12/21/2011	DUB	NZD	(5,003)	(3,792)	333
USD/NZD	12/21/2011	HSB	NZD	(2,835)	(2,149)	187
USD/NZD	12/21/2011	BCL	NZD	(2,750)	(2,085)	172
USD/NZD	12/21/2011	UBS	NZD	(4,583)	(3,474)	281
USD/NZD	12/21/2011	HSB	NZD	(9,166)	(6,948)	567
USD/NZD	12/21/2011	RBS	NZD	(1,833)	(1,390)	113
USD/NZD	12/21/2011	DUB	NZD	(3,030)	(2,297)	52
USD/NZD	12/21/2011	HSB	NZD	(10,099)	(7,655)	153
USD/NZD	12/21/2011	UBS	NZD	(7,069)	(5,359)	119
USD/NZD	12/21/2011	BCL	NZD	(1,964)	(1,489)	57
USD/NZD	12/21/2011	HSB	NZD	(11,130)	(8,437)	335
USD/NZD	12/21/2011	UBS	NZD	(5,612)	(4,254)	169
USD/SEK	12/21/2011	DUB	SEK	(19,017)	(2,761)	(2)
USD/SEK	12/21/2011	HSB	SEK	(63,392)	(9,203)	(63)
USD/SEK	12/21/2011	UBS	SEK	(44,374)	(6,442)	5

					$(24,848)	$(762)

JNL/Mellon Capital Management International Index Fund
AUD/USD	12/21/2011	DUB	AUD	1,135	$1,088	$(63)
AUD/USD	12/21/2011	CCI	AUD	738	708	(39)
AUD/USD	12/21/2011	CCI	AUD	101	97	(6)
AUD/USD	12/21/2011	JPM	AUD	205	196	(13)
AUD/USD	12/21/2011	CSI	AUD	104	100	(5)
AUD/USD	12/21/2011	JPM	AUD	102	98	(6)
AUD/USD	12/21/2011	JPM	AUD	197	188	(2)
AUD/USD	12/21/2011	BCL	AUD	194	186	(4)
EUR/USD	12/21/2011	CCI	EUR	1,904	2,550	(58)
EUR/USD	12/21/2011	CCI	EUR	81	108	(3)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Management International Index Fund (continued)
EUR/USD	12/21/2011	WBC	EUR	4,238	$5,676	$(127)
EUR/USD	12/21/2011	JPM	EUR	128	172	(5)
EUR/USD	12/21/2011	CSI	EUR	405	543	(9)
EUR/USD	12/21/2011	JPM	EUR	544	728	(17)
EUR/USD	12/21/2011	CSI	EUR	334	447	(2)
EUR/USD	12/21/2011	JPM	EUR	201	270	(2)
EUR/USD	12/21/2011	BCL	EUR	311	417	(5)
EUR/USD	12/21/2011	CSI	EUR	217	290	(5)
GBP/USD	12/21/2011	CCI	GBP	3,672	5,722	(66)
GBP/USD	12/21/2011	CCI	GBP	104	161	(2)
GBP/USD	12/21/2011	CCI	GBP	52	81	(1)
GBP/USD	12/21/2011	JPM	GBP	266	414	(5)
GBP/USD	12/21/2011	CSI	GBP	267	415	(2)
GBP/USD	12/21/2011	JPM	GBP	314	490	(4)
GBP/USD	12/21/2011	CSI	GBP	262	409	5
GBP/USD	12/21/2011	JPM	GBP	151	235	1
GBP/USD	12/21/2011	BCL	GBP	304	473	(1)
GBP/USD	12/21/2011	CSI	GBP	208	324	(1)
JPY/USD	12/21/2011	CCI	JPY	189,678	2,462	(14)
JPY/USD	12/21/2011	JPM	JPY	185,922	2,413	(15)
JPY/USD	12/21/2011	CCI	JPY	14,870	193	(1)
JPY/USD	12/21/2011	JPM	JPY	29,780	387	(2)
JPY/USD	12/21/2011	CSI	JPY	22,755	295	(2)
JPY/USD	12/21/2011	JPM	JPY	30,340	394	(3)
JPY/USD	12/21/2011	JPM	JPY	29,480	383	(4)
JPY/USD	12/21/2011	BCL	JPY	57,480	746	(6)
USD/EUR	12/21/2011	CCI	EUR	(196)	(263)	4
USD/GBP	12/21/2011	CCI	GBP	(53)	(82)	—
USD/JPY	12/21/2011	CSI	JPY	(22,110)	(287)	4

					$29,228	$(486)

JNL/PIMCO Real Return Fund
BRL/USD	11/03/2011	MSC	BRL	260	$137	$(27)
BRL/USD	11/03/2011	BCL	BRL	434	229	(34)
CAD/USD	10/31/2011	DUB	CAD	9,382	8,947	(507)
CNY/USD	11/15/2011	JPM	CNY	26,142	4,096	26
CNY/USD	02/13/2012	DUB	CNY	26,791	4,206	70
CNY/USD	06/01/2012	BCL	CNY	23,665	3,721	21
EUR/USD	11/18/2011	MSC	EUR	3,993	5,348	(408)
EUR/USD	11/18/2011	JPM	EUR	684	916	(74)
EUR/USD	11/18/2011	BCL	EUR	329	441	(11)
EUR/USD	11/18/2011	BCL	EUR	1,205	1,614	(40)
EUR/USD	11/18/2011	CIT	EUR	632	846	(6)
IDR/USD	10/31/2011	CIT	IDR	18,745,600	2,127	107
IDR/USD	10/31/2011	CIT	IDR	11,555,200	1,311	55
INR/USD	07/12/2012	JPM	INR	893,829	17,922	(1,308)
KRW/USD	11/14/2011	JPM	KRW	24,619,012	20,842	(2,266)
MXN/USD	11/18/2011	BCL	MXN	49,532	3,555	(472)
MXN/USD	11/18/2011	BCL	MXN	36,053	2,588	(293)
MXN/USD	11/18/2011	MSC	MXN	30,220	2,169	(407)
MYR/USD	11/10/2011	CIT	MYR	16,997	5,316	(384)
PHP/USD	11/15/2011	CIT	PHP	71,700	1,636	19
PHP/USD	11/15/2011	CIT	PHP	47,268	1,079	27
PHP/USD	11/15/2011	JPM	PHP	90,678	2,069	50
PHP/USD	03/15/2012	CIT	PHP	318,818	7,232	(120)
SGD/USD	12/09/2011	UBS	SGD	1,000	765	(61)
SGD/USD	12/09/2011	UBS	SGD	11,056	8,455	(690)
USD/AUD	11/10/2011	DUB	AUD	(52,990)	(51,027)	622
USD/AUD	11/10/2011	CIT	AUD	(3,884)	(3,740)	48
USD/AUD	11/10/2011	JPM	AUD	(3,600)	(3,467)	18
USD/BRL	11/03/2011	CIT	BRL	(1,124)	(593)	101

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Real Return Fund (continued)
USD/BRL	11/03/2011	DUB	BRL	(1,754)	$(925)	$152
USD/EUR	11/18/2011	JPM	EUR	(160,351)	(214,771)	16,163
USD/EUR	11/18/2011	BCL	EUR	(419)	(561)	14
USD/EUR	11/18/2011	CIT	EUR	(355)	(475)	14
USD/EUR	11/18/2011	CIT	EUR	(492)	(659)	8
USD/GBP	12/08/2011	BCL	GBP	(1,221)	(1,903)	46
USD/GBP	12/08/2011	MSC	GBP	(2,903)	(4,524)	137
USD/GBP	12/08/2011	JPM	GBP	(825)	(1,286)	30
USD/GBP	12/08/2011	UBS	GBP	(707)	(1,102)	26
USD/GBP	12/08/2011	UBS	GBP	(708)	(1,103)	16
USD/GBP	12/08/2011	CIT	GBP	(1,818)	(2,833)	37
USD/GBP	12/08/2011	BCL	GBP	(10,181)	(15,866)	(79)
USD/JPY	10/17/2011	CIT	JPY	(183,846)	(2,384)	(96)
USD/JPY	10/31/2011	JPM	JPY	(6,710,000)	(87,029)	(782)

					$(286,681)	$9,742

JNL/PIMCO Total Return Bond Fund
BRL/USD	11/03/2011	BCL	BRL	84,514	$44,602	$(6,535)
CAD/USD	10/31/2011	DUB	CAD	12,528	11,947	(677)
CNY/USD	11/15/2011	JPM	CNY	22,631	3,546	28
CNY/USD	11/15/2011	CIT	CNY	115,099	18,033	227
CNY/USD	06/01/2012	CGM	CNY	8,326	1,309	9
CNY/USD	06/01/2012	JPM	CNY	37,219	5,852	52
CNY/USD	06/01/2012	JPM	CNY	52,619	8,274	74
CNY/USD	06/01/2012	JPM	CNY	20,435	3,213	13
CNY/USD	06/01/2012	MSC	CNY	15,924	2,504	4
CNY/USD	06/01/2012	JPM	CNY	21,692	3,411	11
CNY/USD	06/01/2012	BCL	CNY	6,390	1,005	5
CNY/USD	06/01/2012	JPM	CNY	81,242	12,774	(26)
CNY/USD	06/01/2012	JPM	CNY	9,653	1,518	18
EUR/USD	10/19/2011	CIT	EUR	2,775	3,717	(245)
EUR/USD	10/19/2011	CSI	EUR	6,383	8,551	(460)
EUR/USD	10/19/2011	JPM	EUR	4,017	5,381	(320)
EUR/USD	10/19/2011	BCL	EUR	8,220	11,011	(840)
EUR/USD	10/19/2011	CSI	EUR	3,165	4,240	(317)
EUR/USD	10/19/2011	BCL	EUR	509	682	(17)
EUR/USD	10/19/2011	CIT	EUR	2,685	3,597	(104)
IDR/USD	10/31/2011	DUB	IDR	84,058,400	9,539	(241)
IDR/USD	01/31/2012	DUB	IDR	10,396,000	1,169	(32)
IDR/USD	01/31/2012	UBS	IDR	7,148,000	804	(12)
IDR/USD	01/31/2012	BOA	IDR	28,835,400	3,242	62
INR/USD	11/18/2011	JPM	INR	149,361	3,029	(230)
INR/USD	07/12/2012	JPM	INR	470,049	9,425	(688)
JPY/USD	10/17/2011	UBS	JPY	2,629,932	34,104	830
JPY/USD	10/17/2011	CSI	JPY	8,069	105	(1)
JPY/USD	10/24/2011	DUB	JPY	14,000,000	181,563	3,583
KRW/USD	11/14/2011	JPM	KRW	35,241,285	29,835	(3,243)
MXN/USD	11/18/2011	DUB	MXN	1,840	132	(24)
MXN/USD	11/18/2011	MSC	MXN	481,456	34,559	(5,804)
MYR/USD	04/23/2012	JPM	MYR	15,345	4,782	(277)
PHP/USD	11/15/2011	CIT	PHP	38,790	885	(15)
PHP/USD	11/15/2011	CIT	PHP	34,716	792	(8)
PHP/USD	11/15/2011	CIT	PHP	36,975	844	(6)
PHP/USD	11/15/2011	DUB	PHP	37,443	854	4
PHP/USD	11/15/2011	JPM	PHP	22,050	503	3
PHP/USD	11/15/2011	CIT	PHP	21,945	501	1
PHP/USD	11/15/2011	CIT	PHP	17,820	407	7
PHP/USD	11/15/2011	JPM	PHP	17,748	405	5
PHP/USD	11/15/2011	CIT	PHP	22,105	504	4
PHP/USD	11/15/2011	CIT	PHP	28,500	650	7
PHP/USD	11/15/2011	JPM	PHP	36,116	824	20

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
PHP/USD	11/15/2011	CIT	PHP	18,828	$430	$11
PHP/USD	03/15/2012	MSC	PHP	117,131	2,657	(33)
PHP/USD	03/15/2012	CIT	PHP	353,255	8,013	(89)
SGD/USD	12/09/2011	UBS	SGD	2,000	1,529	(122)
SGD/USD	12/09/2011	UBS	SGD	22,089	16,891	(1,379)
TWD/USD	01/11/2012	CIT	TWD	9,638	317	(19)
USD/CAD	10/31/2011	MSC	CAD	(72)	(69)	4
USD/CAD	10/31/2011	BCL	CAD	(26)	(25)	1
USD/CAD	10/31/2011	CSI	CAD	(3,686)	(3,515)	36
USD/EUR	10/19/2011	MSC	EUR	(70,235)	(94,086)	3,786
USD/EUR	10/19/2011	CSI	EUR	(70,234)	(94,085)	3,979
USD/EUR	10/19/2011	UBS	EUR	(600)	(804)	45
USD/EUR	10/19/2011	JPM	EUR	(2,189)	(2,932)	154
USD/EUR	10/19/2011	JPM	EUR	(7,093)	(9,502)	498
USD/EUR	10/19/2011	CSI	EUR	(18,140)	(24,300)	1,950
USD/EUR	10/19/2011	JPM	EUR	(2,982)	(3,995)	247
USD/EUR	10/19/2011	BCL	EUR	(5,495)	(7,361)	441
USD/EUR	10/19/2011	CIT	EUR	(1,654)	(2,216)	29
USD/EUR	11/02/2011	JPM	EUR	(1,300)	(1,741)	26
USD/GBP	12/08/2011	BCL	GBP	(15,566)	(24,258)	587
USD/IDR	10/31/2011	CGM	IDR	(38,346,000)	(4,352)	(152)
USD/JPY	10/03/2011	CIT	JPY	(340,000)	(4,408)	(211)
USD/JPY	10/11/2011	UBS	JPY	(390,000)	(5,057)	(257)
USD/JPY	10/17/2011	CIT	JPY	(30,586)	(397)	(16)
USD/JPY	10/17/2011	JPM	JPY	(590,500)	(7,657)	(220)
USD/JPY	10/17/2011	DUB	JPY	(578,000)	(7,495)	(214)
USD/JPY	10/17/2011	CIT	JPY	(590,500)	(7,657)	(214)
USD/JPY	10/17/2011	UBS	JPY	(442,100)	(5,733)	(159)
USD/JPY	10/17/2011	UBS	JPY	(288,900)	(3,746)	(106)
USD/JPY	10/24/2011	DUB	JPY	(3,862,000)	(50,085)	(1,232)
USD/JPY	10/24/2011	CIT	JPY	(6,332,000)	(82,118)	(1,990)
USD/JPY	10/24/2011	BOA	JPY	(8,336,000)	(108,108)	(2,722)
USD/JPY	10/31/2011	JPM	JPY	(10,080,000)	(130,738)	(1,175)
USD/JPY	10/31/2011	UBS	JPY	(2,760,000)	(35,797)	(118)
USD/JPY	11/07/2011	CIT	JPY	(1,064,000)	(13,802)	(20)
USD/JPY	11/07/2011	CIT	JPY	(786,000)	(10,196)	(14)
USD/JPY	11/14/2011	DUB	JPY	(904,000)	(11,727)	(27)
USD/JPY	11/14/2011	BOA	JPY	(1,219,000)	(15,814)	(20)
USD/JPY	11/14/2011	BCL	JPY	(818,000)	(10,612)	(17)
USD/JPY	11/14/2011	BCL	JPY	(1,347,000)	(17,474)	(7)
USD/JPY	11/14/2011	CIT	JPY	(1,219,000)	(15,814)	(30)
USD/JPY	11/14/2011	UBS	JPY	(975,000)	(12,648)	(9)
USD/JPY	11/14/2011	UBS	JPY	(975,000)	(12,648)	(11)
USD/JPY	11/14/2011	DUB	JPY	(903,000)	(11,714)	(27)
USD/JPY	11/21/2011	BCL	JPY	(657,000)	(8,524)	45
USD/JPY	11/21/2011	DUB	JPY	(2,440,000)	(31,657)	154
USD/JPY	11/21/2011	CIT	JPY	(1,743,000)	(22,614)	113
USD/JPY	11/21/2011	JPM	JPY	(1,635,000)	(21,213)	104
USD/JPY	11/21/2011	JPM	JPY	(1,635,000)	(21,213)	104
USD/KRW	11/14/2011	JPM	KRW	(10,694,997)	(9,054)	(54)
USD/KRW	11/14/2011	CSI	KRW	(710,100)	(601)	(1)
USD/KRW	11/14/2011	CSI	KRW	(710,280)	(601)	(1)
USD/MXN	11/18/2011	UBS	MXN	(454,818)	(32,647)	5,749
USD/MXN	11/18/2011	JPM	MXN	(1,350)	(97)	3
USD/MXN	11/18/2011	MSC	MXN	(49,980)	(3,588)	112
USD/MXN	11/18/2011	UBS	MXN	(36,360)	(2,610)	90
USD/MYR	11/10/2011	BCL	MYR	(1,899)	(594)	6
USD/MYR	11/10/2011	BCL	MYR	(1,598)	(500)	—
USD/PHP	11/15/2011	CGM	PHP	(191,884)	(4,378)	22
USD/SGD	12/09/2011	CSI	SGD	(1,619)	(1,238)	62
USD/SGD	12/09/2011	CIT	SGD	(747)	(571)	29

Purchased/ Sold	Settlement Date	Counter- Party		Notional Amount	Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
USD/SGD	12/09/2011	BCL	SGD	(1,553)	$(1,188)	$12
USD/SGD	12/09/2011	UBS	SGD	(1,814)	(1,387)	13
USD/ZAR	10/28/2011	JPM	ZAR	(745)	(92)	8
USD/ZAR	10/28/2011	BCL	ZAR	(1,487)	(184)	17
USD/ZAR	10/28/2011	JPM	ZAR	(13,757)	(1,698)	3
USD/ZAR	10/28/2011	JPM	ZAR	(2,425)	(299)	1
USD/ZAR	10/28/2011	JPM	ZAR	(1,619)	(200)	—
ZAR/USD	10/28/2011	UBS	ZAR	68,526	8,456	(1,546)
ZAR/USD	01/26/2012	JPM	ZAR	7,600	926	(116)

					$(507,591)	$(9,042)

JNL/T.Rowe Price Short-Term Bond Fund
CNY/USD	12/16/2011	JPM	CNY	55,585	$8,712	$176
CNY/USD	12/16/2011	CIT	CNY	45,400	7,115	12
CNY/USD	06/20/2012	SCB	CNY	58,000	9,120	47
USD/CNY	12/16/2011	SCB	CNY	(43,170)	(6,766)	(54)

					$18,181	$181

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
BCL	6-Month EURIBOR	Paying	2.65%	09/30/2018	EUR	11,700	$(111)
BCL	6-Month EURIBOR	Receiving	3.01%	09/30/2023	EUR	6,300	76
BOA	3-Month Canadian Bankers Acceptance Rate	Receiving	1.88%	09/13/2017	CAD	5,900	(9)
BOA	3-Month Canadian Bankers Acceptance Rate	Paying	2.63%	09/13/2022	CAD	7,900	(60)
BOA	3-Month Canadian Bankers Acceptance Rate	Receiving	2.85%	09/13/2042	CAD	2,100	53
BOA	3-Month LIBOR	Receiving	3.50%	12/21/2021		7,200	(413)
CIT	6-Month EURIBOR	Paying	2.10%	11/05/2015	EUR	6,250	173
CIT	6-Month EURIBOR	Receiving	3.25%	12/21/2016	EUR	1,150	(60)
CIT	6-Month EURIBOR	Paying	2.55%	09/30/2018	EUR	12,600	(195)
CIT	6-Month EURIBOR	Receiving	2.89%	09/30/2023	EUR	6,800	169
CSI	3-Month Canadian Dealer Offered Rate	Receiving	2.37%	07/15/2016	CAD	5,600	(236)
CSI	6-Month EURIBOR	Receiving	1.83%	09/09/2014	EUR	13,700	95
CSI	6-Month EURIBOR	Receiving	1.81%	09/09/2014	EUR	16,100	115
CSI	6-Month EURIBOR	Paying	2.53%	07/19/2016	EUR	4,900	160
CSI	6-Month EURIBOR	Paying	2.40%	09/09/2016	EUR	9,300	(57)
CSI	6-Month EURIBOR	Paying	2.37%	09/09/2016	EUR	11,000	(80)
CSI	6-Month EURIBOR	Paying	2.50%	09/30/2018	EUR	6,500	(119)
CSI	6-Month EURIBOR	Receiving	2.94%	09/09/2020	EUR	2,100	—
CSI	6-Month EURIBOR	Receiving	2.90%	09/09/2020	EUR	2,500	7
CSI	6-Month EURIBOR	Receiving	2.84%	09/30/2023	EUR	3,540	106
CST	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(9)
CST	3-Month LIBOR	Paying	2.50%	12/21/2016		13,050	641
CST	6-Month EURIBOR	Receiving	3.12%	03/18/2014	EUR	41,100	(729)
CST	6-Month EURIBOR	Paying	3.45%	03/18/2016	EUR	28,300	1,236
CST	6-Month EURIBOR	Receiving	3.81%	03/18/2020	EUR	6,500	(554)
CST	British Pound 6-Month LIBOR	Paying	3.21%	02/15/2016	GBP	680	71
CST	British Pound 6-Month LIBOR	Paying	3.20%	02/16/2016	GBP	1,370	145
CST	British Pound 6-Month LIBOR	Paying	3.12%	02/18/2016	GBP	1,520	154
DUB	3-Month LIBOR	Paying	0.50%	09/30/2013		40,200	(27)
DUB	3-Month LIBOR	Receiving	2.50%	12/21/2016		5,300	(81)
DUB	3-Month LIBOR	Receiving	3.25%	12/21/2018		5,100	(70)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(300)
DUB	3-Month LIBOR	Receiving	3.50%	12/21/2021		6,800	(106)
DUB	3-Month New Zealand Bank Bill	Receiving	4.69%	02/15/2016	NZD	650	(22)
DUB	3-Month New Zealand Bank Bill	Receiving	4.70%	02/18/2016	NZD	4,110	(140)
DUB	3-Month New Zealand Bank Bill	Receiving	4.68%	02/22/2016	NZD	3,380	(113)
DUB	6-Month EURIBOR	Receiving	2.96%	03/18/2014	EUR	38,700	(604)
DUB	6-Month EURIBOR	Receiving	2.80%	07/04/2014	EUR	41,800	(362)
DUB	6-Month EURIBOR	Receiving	2.52%	07/15/2014	EUR	30,600	(140)
DUB	6-Month EURIBOR	Receiving	1.70%	09/16/2014	EUR	28,000	249
DUB	6-Month EURIBOR	Paying	3.32%	03/18/2016	EUR	26,700	1,038
DUB	6-Month EURIBOR	Paying	3.25%	07/04/2016	EUR	28,600	853
DUB	6-Month EURIBOR	Paying	2.98%	07/15/2016	EUR	20,975	401
DUB	6-Month EURIBOR	Paying	2.21%	09/16/2016	EUR	19,000	(255)
DUB	6-Month EURIBOR	Receiving	3.71%	03/18/2020	EUR	6,100	(469)
DUB	6-Month EURIBOR	Receiving	3.72%	07/04/2020	EUR	6,600	(457)
DUB	6-Month EURIBOR	Receiving	3.45%	07/15/2020	EUR	4,825	(226)
DUB	6-Month EURIBOR	Receiving	2.70%	09/16/2020	EUR	4,300	85
DUB	British Pound 6-Month LIBOR	Paying	3.19%	02/11/2016	GBP	300	31
JPM	3-Month LIBOR	Receiving	3.25%	12/21/2018		9,200	(106)
JPM	3-Month LIBOR	Receiving	3.25%	12/21/2018		5,800	(75)
JPM	3-Month LIBOR	Receiving	3.25%	05/15/2037		5,400	(350)
JPM	6-Month EURIBOR	Receiving	1.84%	09/20/2014	EUR	14,600	109
JPM	6-Month EURIBOR	Receiving	1.75%	09/23/2014	EUR	13,900	118
JPM	6-Month EURIBOR	Receiving	1.75%	09/23/2014	EUR	17,000	144
JPM	6-Month EURIBOR	Paying	2.35%	09/20/2016	EUR	10,000	(84)
JPM	6-Month EURIBOR	Paying	2.24%	09/23/2016	EUR	9,400	(118)
JPM	6-Month EURIBOR	Paying	2.23%	09/23/2016	EUR	11,600	(150)
JPM	6-Month EURIBOR	Receiving	2.82%	09/20/2020	EUR	2,300	24

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
JPM	6-Month EURIBOR	Receiving	2.69%	09/23/2020	EUR	2,100	$44
JPM	6-Month EURIBOR	Receiving	2.67%	09/23/2020	EUR	2,600	60
MSC	British Pound 6-Month LIBOR	Receiving	3.00%	12/21/2016	GBP	10,850	(820)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.14%	11/03/2015	CAD	7,080	(239)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.11%	11/04/2015	CAD	10,730	(350)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.37%	07/13/2016	CAD	6,525	(274)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.35%	07/14/2016	CAD	7,650	(314)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	1.84%	09/26/2017	CAD	5,700	5
RBC	3-Month Canadian Bankers Acceptance Rate	Paying	2.57%	09/26/2022	CAD	7,600	(103)
RBC	3-Month Canadian Bankers Acceptance Rate	Receiving	2.72%	09/26/2042	CAD	2,000	99
RBC	6-Month EURIBOR	Paying	2.12%	11/08/2015	EUR	9,430	273
RBC	6-Month EURIBOR	Paying	2.57%	07/15/2016	EUR	5,625	199
RBC	6-Month EURIBOR	Paying	2.57%	07/18/2016	EUR	6,725	239
UBS	6-Month EURIBOR	Receiving	1.94%	08/26/2014	EUR	21,900	105
UBS	6-Month EURIBOR	Paying	2.52%	08/26/2016	EUR	14,940	(11)
UBS	6-Month EURIBOR	Receiving	3.07%	08/26/2020	EUR	3,400	(41)

							$(1,762)

JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	90 Day Taiwan Secondary Commerical Paper	Receiving	1.46%	06/03/2016	TWD	209,000	$(122)
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	(118)
BOA	Mexican Interbank Rate	Paying	4.70%	09/16/2013	MXN	325,130	(98)
BOA	Mexican Interbank Rate	Paying	6.73%	09/08/2021	MXN	127,500	(70)
BOA	Mexican Interbank Rate	Paying	6.72%	09/17/2021	MXN	70,500	(46)
DUB	90 Day Taiwan Secondary Commerical Paper	Receiving	1.63%	01/28/2016	TWD	260,000	(219)
DUB	Mexican Interbank Rate	Paying	4.57%	09/09/2013	MXN	244,060	(116)
DUB	Mexican Interbank Rate	Paying	7.81%	03/25/2021	MXN	130,000	705
HSB	3-Month South African Johannesburg Interbank Rate	Paying	7.67%	09/28/2021	ZAR	237,000	(431)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	8.06%	06/27/2021	ZAR	100,000	174
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.66%	09/13/2021	ZAR	32,875	(58)
JPM	90 Day Taiwan Secondary Commerical Paper	Receiving	2.07%	01/26/2021	TWD	155,000	(333)
JPM	Mexican Interbank Rate	Paying	7.16%	06/15/2021	MXN	105,000	200

							$(532)

JNL/PIMCO Real Return Fund
BCL	Brazil Interbank Deposit Rate	Paying	10.68%	01/02/2012	BRL	5,700	$13
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
JPM	Brazil Interbank Deposit Rate	Paying	11.25%	01/02/2012	BRL	6,000	(4)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	28,900	487
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	5,000	172
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	15,300	487
MLC	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	1,400	81
MSS	Brazil Interbank Deposit Rate	Paying	11.63%	01/02/2012	BRL	4,300	27
MSS	Brazil Interbank Deposit Rate	Paying	11.60%	01/02/2012	BRL	50,000	593
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	7,000	119
UBS	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	45,300	948

							$2,940

JNL/PIMCO Total Return Bond Fund
BBP	Brazil Interbank Deposit Rate	Paying	12.46%	01/02/2013	BRL	7,000	$80
BCL	3-Month LIBOR	Paying	3.00%	10/13/2021		2,200	60
BCL	6-Month EURIBOR	Paying	2.50%	09/21/2018	EUR	3,100	89
BCL	6-Month EURIBOR	Paying	3.00%	09/21/2021	EUR	10,700	363
BCL	6-Month LIBOR	Paying	3.00%	03/21/2022	GBP	33,700	1,343
BCL	6-Month LIBOR	Paying	3.00%	03/21/2022	GBP	11,100	185
BNP	6-Month EURIBOR	Paying	3.00%	03/21/2022	EUR	5,600	92
BNP	Federal Fund Effective Rate	Paying	1.00%	09/19/2014		20,100	246
BOA	3-Month LIBOR	Paying	3.00%	10/13/2021		3,600	122
BOA	3-Month LIBOR	Paying	2.00%	12/21/2021		5,400	(56)
BOA	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	1,400	166
CIT	6-Month EURIBOR	Paying	3.65%	09/21/2021	EUR	3,700	441

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
CIT	6-Month EURIBOR	Paying	2.50%	03/21/2022	EUR	800	$(20)
CSI	6-Month EURIBOR	Paying	1.75%	09/18/2014	EUR	21,300	(168)
CST	Brazil Interbank Deposit Rate	Paying	12.48%	01/02/2013	BRL	2,000	33
DUB	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	34,500	2,370
DUB	6-Month EURIBOR	Paying	3.00%	09/21/2021	EUR	3,700	185
DUB	6-Month EURIBOR	Paying	3.00%	09/21/2021	EUR	5,300	145
DUB	6-Month EURIBOR	Paying	3.00%	03/21/2022	EUR	5,400	92
HSB	Brazil Interbank Deposit Rate	Paying	14.77%	01/02/2012	BRL	300	17
HSB	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2012	BRL	1,400	6
JPM	3-Month LIBOR	Paying	3.00%	10/13/2021		4,400	118
JPM	3-Month LIBOR	Paying	2.00%	12/21/2021		9,400	(98)
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	30,000	502
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	49,800	837
JPM	Brazil Interbank Deposit Rate	Paying	12.17%	01/02/2013	BRL	2,000	33
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	10,800	135
JPM	Brazil Interbank Deposit Rate	Paying	12.07%	01/02/2013	BRL	6,400	76
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	9,900	203
JPM	Brazil Interbank Deposit Rate	Paying	12.20%	01/02/2014	BRL	6,700	139
JPM	Brazil Interbank Deposit Rate	Paying	10.87%	01/02/2014	BRL	10,200	7
JPM	Mexican Interbank Rate	Paying	7.33%	01/28/2015	MXN	73,400	328
MLC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2012	BRL	6,600	242
MLC	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2012	BRL	4,700	98
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,800	342
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	6,000	93
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	10,400	145
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	19,900	256
MLC	Brazil Interbank Deposit Rate	Paying	11.90%	01/02/2013	BRL	2,700	33
MSC	3-Month LIBOR	Paying	3.00%	10/13/2021		6,700	227
MSC	3-Month LIBOR	Paying	3.00%	10/13/2021		6,200	98
MSC	3-Month LIBOR	Paying	3.00%	10/13/2021		6,200	114
MSC	3-Month LIBOR	Paying	3.00%	10/13/2021		4,400	115
MSC	3-Month LIBOR	Paying	2.00%	12/21/2021		5,500	(57)
MSC	Brazil Interbank Deposit Rate	Paying	12.50%	01/02/2013	BRL	14,600	168
MSC	Brazil Interbank Deposit Rate	Paying	10.46%	01/02/2013	BRL	500	—
MSC	Brazil Interbank Deposit Rate	Paying	11.67%	01/02/2014	BRL	14,400	100
MSC	Brazil Interbank Deposit Rate	Paying	12.54%	01/02/2014	BRL	11,800	185
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	2,100	—
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	10,800	5
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	20,200	(10)
MSC	Brazil Interbank Deposit Rate	Paying	10.58%	01/02/2014	BRL	2,000	—
MSC	Federal Fund Effective Rate	Paying	0.50%	09/19/2013		50,500	226
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	(31)
MSS	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	8,000	882
MSS	6-Month EURIBOR	Paying	3.50%	09/21/2021	EUR	10,200	1,069
MSS	6-Month EURIBOR	Paying	3.65%	09/21/2021	EUR	20,500	2,368
MSS	Brazil Interbank Deposit Rate	Paying	11.98%	01/02/2013	BRL	10,100	159
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	86,800	1,769
MSS	Brazil Interbank Deposit Rate	Paying	12.59%	01/02/2013	BRL	22,600	394
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	6,300	80
MSS	Brazil Interbank Deposit Rate	Paying	11.89%	01/02/2014	BRL	10,500	135
STA	6-Month EURIBOR	Paying	2.50%	03/21/2022	EUR	2,800	(70)
STA	Brazil Interbank Deposit Rate	Paying	10.61%	01/02/2013	BRL	20,300	30
STA	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	8,300	2
STA	Brazil Interbank Deposit Rate	Paying	10.77%	01/02/2014	BRL	300	—
STA	Brazil Interbank Deposit Rate	Paying	11.76%	01/02/2014	BRL	94,700	717
UBS	Brazil Interbank Deposit Rate	Paying	10.46%	01/02/2012	BRL	1,000	9

							$17,964

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount[1]	Unrealized (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	3-Month LIBOR	Paying	1.56%	09/23/2015	3,682	$(8)
MSC	3-Month LIBOR	Receiving	0.65%	07/25/2013	15	—
MSC	3-Month LIBOR	Receiving	0.65%	07/25/2013	8	—
MSC	3-Month LIBOR	Receiving	1.84%	07/25/2016	79	—
MSC	3-Month LIBOR	Receiving	1.84%	07/25/2016	50	—
STA	3-Month LIBOR	Paying	1.63%	09/12/2015	3,495	(4)
STA	3-Month LIBOR	Paying	1.57%	09/15/2015	3,420	(6)

						$(18)

[1]	Notional amount is stated in USD unless otherwise noted.

Schedule of Cross-Currency Swaps

Counterparty	Receive	Pay	Expiration Date	USD Notional Amount Delivered	IDR Notional Amount Received	Unrealized (Depreciation)
JNL/BlackRock Global Allocation Fund
CSI	Fixed rate of 8.25% based on the notional amount of the currency received	Floating rate equal to 6-Month USD LIBOR based on the notional amount of currency delivered	06/03/2018	169,813	1,449,870	$(11)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection [3]
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2014	$23,900	$17	$286
DUB	CDX.NA.IG.16	N/A	1.00%	06/20/2014	18,900	13	241
JPM	CDX.NA.IG.16	N/A	1.00%	06/20/2014	26,100	18	348
JPM	CDX.NA.IG.16	N/A	1.00%	06/20/2014	24,700	17	323

					$93,600	$65	$1,198

Credit default swap agreements - sell protection [2]
BOA	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	$(23,900)	$(379)	$(426)
DUB	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(9,800)	(155)	(192)
JPM	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(16,500)	(262)	(333)
JPM	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(6,825)	(108)	(134)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(110)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(105)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(106)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(104)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(1,500)	(111)	(72)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(1,000)	(74)	(49)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(124)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(112)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(101)
DUB	MCDX.16	2.34%	1.00%	06/20/2021	(2,500)	(185)	(99)
DUB	Metlife Inc., 5.00%, 06/15/2015	3.07%	1.00%	03/20/2015	(2,000)	(133)	(68)
DUB	Metlife Inc., 5.00%, 06/15/2015	3.20%	1.00%	09/20/2015	(1,000)	(79)	(25)
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	2.78%	1.00%	06/20/2015	(825)	(51)	(6)

					$(83,350)	$(2,832)	$(2,166)

JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection [2]
DUB	American International Group Inc., 6.25%, 05/01/2036	3.68%	5.00%	12/20/2013	$(8,300)	$229	$739
CIT	CDX.EM-14	3.45%	5.00%	12/20/2015	(400)	24	(1,044)
DUB	CDX.EM-14	3.45%	5.00%	12/20/2015	(3,800)	225	(1,804)
MSS	CDX.EM-14	3.45%	5.00%	12/20/2015	(27,700)	1,643	(201)
STA	CDX.EM-14	3.45%	5.00%	12/20/2015	(2,800)	166	(76)
BNP	CDX.NA.IG.15	1.27%	1.00%	12/20/2015	(2,800)	(31)	(56)
BOA	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(700)	(11)	(1,347)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	2.27%	1.00%	06/20/2020	(4,200)	(398)	(270)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.74%	1.00%	06/20/2015	(1,600)	(43)	(28)
BOA	French Republic, 4.25%, 04/25/2019	1.71%	0.25%	12/20/2015	(3,900)	(228)	(126)
BOA	French Republic, 4.25%, 04/25/2019	1.71%	0.25%	12/20/2015	(2,800)	(164)	(109)
CIT	French Republic, 4.25%, 04/25/2019	1.71%	0.25%	12/20/2015	(400)	(23)	(8)
CIT	French Republic, 4.25%, 04/25/2019	1.83%	0.25%	09/20/2016	(1,400)	(102)	(22)
DUB	French Republic, 4.25%, 04/25/2019	1.65%	0.25%	06/20/2015	(400)	(20)	(6)
JPM	French Republic, 4.25%, 04/25/2019	1.71%	0.25%	12/20/2015	(1,100)	(64)	(43)
MSC	French Republic, 4.25%, 04/25/2019	1.79%	0.25%	06/20/2016	(5,200)	(354)	(127)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	1.31%	1.00%	12/20/2015	(1,600)	(20)	(52)
BOA	Japanese Government Bond, 2.00%, 03/21/2022	1.31%	1.00%	12/20/2015	(4,800)	(61)	(168)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	1.39%	1.00%	06/20/2016	(8,500)	(150)	(147)
DUB	Japanese Government Bond, 2.00%, 03/21/2022	1.31%	1.00%	12/20/2015	(1,700)	(22)	(55)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	1.31%	1.00%	12/20/2015	(1,600)	(20)	(52)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	1.14%	1.00%	09/20/2012	(500)	(1)	4
BOA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.76%	1.00%	06/20/2015	(2,900)	26	(6)
CST	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.81%	1.00%	12/20/2015	(4,500)	34	(69)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.76%	1.00%	06/20/2015	(1,100)	10	4
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.76%	1.00%	06/20/2015	(2,700)	24	2
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.81%	1.00%	12/20/2015	(1,700)	13	(26)

					$(99,100)	$682	$(5,093)

Credit default swap agreements - purchase protection [3]
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$51	$51

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund (continued)
Credit default swap agreements - purchase protection [3] (continued)
BNP	International Lease Finance Corporation, 6.63%, 11/15/2013	N/A	1.60%	12/20/2013	$500	$57	$56
DUB	Knight, 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	161	86
MSC	Knight, 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	242	127
DUB	Macy’s Corp., 7.45%, 07/15/2017	N/A	2.10%	09/20/2017	400	(8)	(8)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	5	5
JPM	Pearson, 5.70%, 06/01/2014	N/A	0.83%	06/20/2014	1,000	(8)	(8)
BCL	REXAM PLC, 6.75%, 06/01/2013	N/A	1.45%	06/20/2013	700	(9)	(10)
DUB	Seagate Technology HDD Holdings, 6.80%, 10/01/2016	N/A	1.00%	12/20/2011	5,000	18	(13)

					$14,600	$509	$286

JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection [2]
DUB	CDX.EM.12	3.40%	5.00%	12/20/2014	$(1,500)	$72	$(58)
DUB	CDX.EM.13	3.42%	5.00%	06/20/2015	(12,500)	674	(763)
MSS	CDX.EM.13	3.42%	5.00%	06/20/2015	(4,100)	221	(231)
BOA	CDX.EM.14	3.45%	5.00%	12/20/2015	(5,000)	297	(427)
CIT	CDX.EM.14	3.45%	5.00%	12/20/2015	(15,300)	908	(1,044)
DUB	CDX.EM.14	3.45%	5.00%	12/20/2015	(26,400)	1,566	(1,804)
MSS	CDX.EM.14	3.45%	5.00%	12/20/2015	(3,300)	196	(201)
STA	CDX.EM.14	3.45%	5.00%	12/20/2015	(700)	41	(75)
BBP	CDX.EM.15	3.58%	5.00%	06/20/2016	(3,000)	179	(164)
DUB	CDX.EM.15	3.58%	5.00%	06/20/2016	(6,500)	389	(483)
JPM	CDX.EM.15	3.58%	5.00%	06/20/2016	(1,900)	114	(146)
CIT	CDX.HY-8 35-100%	0.15%	0.36%	06/20/2012	(4,815)	7	8
CIT	CDX.HY-8 35-100%	0.15%	0.40%	06/20/2012	(963)	2	2
DUB	CDX.IG-10 30-100%	0.07%	0.53%	06/20/2013	(1,350)	11	11
GSI	CDX.IG-10 30-100%	0.07%	0.46%	06/20/2013	(1,736)	12	12
DUB	CDX.IG-9 30-100%	0.06%	0.71%	12/20/2012	(7,137)	56	58
GSI	CDX.IG-9 30-100%	0.47%	0.55%	12/20/2017	(1,447)	6	7
BNP	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(68,000)	(1,080)	(1,419)
BOA	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(62,000)	(985)	(1,347)
CST	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(27,000)	(429)	(554)
DUB	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(5,400)	(86)	(118)
MSS	CDX.NA.IG.16	1.36%	1.00%	06/20/2016	(1,300)	(21)	(29)
STA	Federal Republic of Germany, 6.00%, 06/20/2016	1.07%	0.25%	06/20/2016	(31,700)	(1,184)	(876)
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.88%	1.00%	03/20/2016	(16,300)	(610)	(566)
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	1.93%	1.00%	06/20/2016	(4,900)	(204)	(200)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.74%	1.00%	06/20/2015	(2,000)	(53)	(35)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.74%	1.00%	06/20/2015	(500)	(13)	(9)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.88%	1.00%	03/20/2016	(9,100)	(340)	(316)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.93%	1.00%	06/20/2016	(4,000)	(166)	(161)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.79%	1.00%	09/20/2015	(2,000)	(60)	(44)
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	1.98%	1.00%	09/20/2016	(1,500)	(69)	(61)
MLI	Federated Republic of Brazil, 12.25%, 03/06/2030	1.90%	1.95%	04/20/2016	(100)	—	1
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.74%	1.00%	06/20/2015	(600)	(16)	(11)
STA	Federated Republic of Brazil, 12.25%, 03/06/2030	1.79%	1.00%	09/20/2015	(1,000)	(30)	(23)
CIT	French Republic, 4.25%, 04/25/2019	1.79%	0.25%	06/20/2016	(30,200)	(2,057)	(1,291)
MSS	French Republic, 4.25%, 04/25/2019	1.75%	0.25%	03/20/2016	(1,000)	(63)	(30)
STA	French Republic, 4.25%, 04/25/2019	1.83%	0.25%	09/20/2016	(2,400)	(175)	(56)
STA	French Republic, 4.25%, 04/25/2019	1.83%	0.25%	09/20/2016	(200)	(15)	(4)
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	3.00%	1.00%	12/20/2015	(2,400)	(183)	(141)
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	3.00%	1.00%	12/20/2015	(2,400)	(183)	(140)
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	2.80%	4.33%	12/20/2013	(800)	26	27
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	2.80%	4.80%	12/20/2013	(600)	26	26
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	2.80%	4.90%	12/20/2013	(1,100)	49	51
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	3.03%	1.00%	03/20/2016	(100)	(8)	(3)
MSS	General Electric Capital Corp., 5.63%, 09/15/2017	3.05%	1.00%	06/20/2016	(100)	(9)	(8)
JPM	Japanese Government Bond, 2.00%, 03/21/2022	1.35%	1.00%	03/20/2016	(1,400)	(21)	(34)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread [4]	Fixed Received / Pay Rate [6]	Expiration Date	Notional Amount [1,5]	Value	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection [2] (continued)
BOA	Kingdom of Spain, 5.50%, 07/30/2017	3.79%	1.00%	03/20/2016	$(800)	$(87)	$(36)
BOA	Kingdom of Spain, 5.50%, 07/30/2017	3.79%	1.00%	03/20/2016	(19,900)	(2,155)	(875)
BOA	Metlife Inc., 5.00%, 06/15/2015	3.31%	1.00%	03/20/2016	(7,100)	(655)	(492)
DUB	Metlife Inc., 5.00%, 06/15/2015	3.52%	1.00%	03/20/2018	(7,100)	(956)	(568)
JPM	Metlife Inc., 5.00%, 06/15/2015	3.31%	1.00%	03/20/2016	(4,800)	(443)	(330)
BNP	People’s Republic of China, 4.75%, 10/29/2013	1.88%	1.00%	03/20/2016	(300)	(11)	(15)
BOA	People’s Republic of China, 4.75%, 10/29/2013	1.75%	1.00%	06/20/2015	(1,000)	(27)	(42)
BOA	People’s Republic of China, 4.75%, 10/29/2013	1.75%	1.00%	06/20/2015	(2,800)	(75)	(117)
CIT	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(6,300)	(256)	(335)
CIT	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(2,700)	(110)	(142)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(2,700)	(110)	(144)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(1,200)	(49)	(64)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(1,200)	(49)	(63)
DUB	People’s Republic of China, 4.75%, 10/29/2013	1.95%	1.00%	09/20/2016	(800)	(35)	(40)
JPM	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(5,500)	(223)	(291)
JPM	People’s Republic of China, 4.75%, 10/29/2013	1.95%	1.00%	09/20/2016	(2,400)	(106)	(122)
MSS	People’s Republic of China, 4.75%, 10/29/2013	1.95%	1.00%	09/20/2016	(10,400)	(459)	(136)
STA	People’s Republic of China, 4.75%, 10/29/2013	1.92%	1.00%	06/20/2016	(2,700)	(110)	(144)
STA	People’s Republic of China, 4.75%, 10/29/2013	1.95%	1.00%	09/20/2016	(300)	(13)	(15)
BOA	Republic of Indonesia, 7.25%, 04/20/2015	2.97%	1.00%	09/20/2016	(2,600)	(230)	(192)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	2.72%	1.00%	09/20/2015	(500)	(32)	(21)
MSS	Republic of Indonesia, 7.25%, 04/20/2015	2.97%	1.00%	09/20/2016	(11,800)	(1,042)	(281)
STA	Republic of Indonesia, 7.25%, 04/20/2015	2.97%	1.00%	09/20/2016	(1,000)	(88)	(73)
CIT	Republic of Kazakhstan	3.06%	1.00%	03/20/2016	(500)	(42)	(28)
DUB	Republic of Kazakhstan	3.06%	1.00%	03/20/2016	(500)	(42)	(28)
MSC	Republic of Panama, 8.88%, 09/30/2027	0.73%	0.75%	01/20/2012	(200)	—	—
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.46%	0.25%	03/20/2016	(6,600)	(81)	7
STA	U.S. Treasury Bond, 4.88%, 08/15/2016	0.43%	0.25%	09/20/2015	(11,100)	(103)	46
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.76%	1.00%	06/20/2015	(4,900)	43	(8)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.85%	1.00%	03/20/2016	(900)	6	(13)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.88%	1.00%	06/20/2016	(20,700)	110	(326)
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.72%	1.00%	03/20/2015	(400)	4	1
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.72%	1.00%	03/20/2015	(900)	9	3
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.76%	1.00%	06/20/2015	(7,900)	70	(13)
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.81%	1.00%	12/20/2015	(1,000)	8	(15)
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.76%	1.00%	06/20/2015	(4,900)	43	(8)
MSS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.88%	1.00%	06/20/2016	(1,200)	6	(17)
STA	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.88%	1.00%	06/20/2016	(1,800)	10	(25)
BOA	United Mexican States, 7.50%, 04/08/2033	1.79%	1.00%	09/20/2015	(300)	(9)	(6)
CIT	United Mexican States, 7.50%, 04/08/2033	1.79%	1.00%	09/20/2015	(700)	(21)	(12)
DUB	United Mexican States, 7.50%, 04/08/2033	1.69%	1.00%	03/20/2015	(3,600)	(83)	(18)
DUB	United Mexican States, 7.50%, 04/08/2033	1.88%	1.00%	03/20/2016	(25,400)	(950)	(846)
JPM	United Mexican States, 7.50%, 04/08/2033	1.88%	0.92%	03/20/2016	(500)	(20)	(20)

					$(567,648)	$(11,571)	$(18,533)

[1]	Notional amount is stated in USD unless otherwise noted.
[2]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

[3]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[4]

Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues, sovereign issues of an emerging market country, credit indices, U.S. Treasury issues or U.S. municipal issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

[6]	If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by the Fund	Expiration Date	Notional Amount[1]		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Euro Schatz DUA Index Future	N/A	12/31/2011	EUR	—	$(168)
BOA	KOSPI 200 Index Future	N/A	12/31/2011	KRW	—	(68)
RBS	Swiss Market Index Future	N/A	12/31/2011	CHF	—	(189)
BOA	U.S Treasury Note 2-Year Future	N/A	12/31/2011		$1	(303)
BOA	U.S. Treasury Note 5-Year Future	N/A	12/31/2011		—	(2)

						$(730)

JNL/BlackRock Global Allocation Fund
BNP	MSCI Daily TR Net Emerging Markets Index	3-Month LIBOR plus 0.38%	01/11/2012		$78	$(24)
CIT	HSCEI Dividend Point Index December 2012 Future	N/A	12/27/2012	HKD	3	(8)
CIT	Nikkei Dividend Index December 2012 Future	N/A	03/29/2013	JPY	50	1
CIT	Nikkei Dividend Index December 2013 Future	N/A	03/31/2014	JPY	80	(4)

						$(35)

Schedule of Non-Deliverable Bond Forward Contracts

Counterparty	Reference Obligation	Expiration Date	Notional Amount		Value	Unrealized Appreciation
JNL/Goldman Sachs Emerging Markets Debt Fund
DUB	Columbia Treasury Bond, 10.00%, 07/20/24	10/26/2011	COP	17,643,000	$100	$100

[1]	Notional amount is stated in USD unless otherwise noted.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Counterparty	Abbreviations
BANCAMERICA SECURITIES/BANK OF AMERICA NA	BOA
BARCLAYS CAPITAL INC.	BCL
BARCLAYS BANK PLC	BBP
BNP PARIBAS SECURITIES	BNP
BNY CAPITAL MARKETS	BNY
CITIBANK, INC.	CIT
CITICORP SECURITIES, INC.	CCI
CITIGROUP GLOBAL MARKETS(FRMRLY SALOMON)	CGM
CREDIT SUISSE INTERNATIONAL	CST
CREDIT SUISSE SECURITIES, LLC	CSI
DEUTSCHE BANK ALEX BROWN INC.	DUB
GOLDMAN SACHS & CO.	GSC
GOLDMAN SACHS INTERNATIONAL	GSI
HSBC SECURITIES, INC.	HSB
J.P. MORGAN	JPM
J.P. MORGAN SECURITIES, INC.	JPM
MERRILL LYNCH CAPITAL SERVICES	MLC
MERRILL LYNCH INTERNATIONAL	MLI
MERRILL LYNCH PROFESSIONAL CLEARING CORP	MLP
MERRILL LYNCH, PIERCE, FENNER, & SMITH	MLP
MORGAN STANLEY & CO., INCORPORATED	MSC
MORGAN STANLEY CAPITAL SERVICES INC.	MSS
ROYAL BANK OF CANADA	RBC
ROYAL BANK OF SCOTLAND	RBS
RBS GREENWICH CAPITAL	RGC
STANDARD CHARTERED BANK	SCB
STATE STREET BROKERAGE SERVICES, INC.	SSB
UBS AG STAMFORD	STA
WESTPAC BANKING CORPORATION	WBC

Pledged or Segregated Collateral – The following table summarizes cash and securities collateral pledged for options contracts, futures contracts and reverse repurchase agreements or segregated for securities sold short, swap agreements and delayed delivery securities:

					Reverse Repurchased Pledged Securities	Securities Sold Short Segregated Securities			Master Forwards Securities	Total Pledged or Segregated Cash and Securities
	Options Pledged Cash	Contracts Pledged Securities	Futures Contracts				Swap Agreements
			Pledged Cash	Pledged or Segregated Securities			Segregated Cash	Segregated Securities
JNL/AQR Managed Futures Strategy Fund	$—	$—	$14,413	$—	$—	$—	$—	$—	$—	$14,413
JNL/BlackRock Global Allocation Fund	603	—	835	—	—	—	—	—	—	1,438
JNL/Goldman Sachs Core Plus Bond Fund	—	—	—	5,311	—	—	7,070	—	—	12,381
JNL/Goldman Sachs Emerging Markets Debt Fund	—	—	—	—	—	—	1,825	—	—	1,825
JNL/Goldman Sachs U.S. Equity Flex Fund	—	—	—	—	—	72,397	—	—	—	72,397
JNL/Ivy Asset Strategy Fund	1,860	3,096	—	31,518	—	—	—	—	—	36,474
JNL/Mellon Capital Management S&P 500 Index Fund	—	—	—	1,470	—	—	—	—	—	1,470
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund	—	—	—	785	—	—	—	—	—	785
JNL/Mellon Capital Management Small Cap Index Fund	—	—	—	1,595	—	—	—	—	—	1,595
JNL/Mellon Capital Management International Index Fund	—	—	—	2,909	—	—	—	—	—	2,909
JNL/Mellon Capital Management Emerging Markets Index Fund	—	—	—	115	—	—	—	—	—	115
JNL/Mellon Capital Management Global Alpha Fund	—	—	—	18,371	—	—	—	—	—	18,371
JNL/PIMCO Real Return Fund	—	—	1	2,561	11,689	—	—	925	960	16,136
JNL/PIMCO Total Return Bond Fund	—	—	9	10,183	216	—	—	19,599	350	30,357
JNL/T. Rowe Short Term Bond Fund	—	—	—	150	—	—	—	—	—	150

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

Reverse Repurchase Agreements – The average daily balance of reverse repurchase agreements and the weighted average interest rate for the period ended September 30, 2011 were as follows: JNL/PIMCO Real Return Fund, $45,320 and 0.21%, and JNL/PIMCO Total Return Bond Fund, $39,419 and 0.15%, respectively.

At September 30, 2011 reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund
	$11,734	CSI	0.14%	10/07/2011
JNL/PIMCO Total Return Bond Fund
	86,248	JPM	0.15	10/05/2011
	3,364	MLP	0.40	07/07/2013

Federal Income Tax Matters – As of September 30, 2011, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$337,879	$541	$(30,337)	$(29,796)
JNL/American Funds Global Bond Fund	317,913	2,867	(3,911)	(1,044)
JNL/American Funds Global Small Capitalization Fund	136,373	—	(26,045)	(26,045)
JNL/American Funds Growth-Income Fund	390,929	1,240	(37,448)	(36,208)
JNL/American Funds International Fund	210,133	32	(33,743)	(33,711)
JNL/American Funds New World Fund	258,330	3	(39,327)	(39,324)
JNL/AQR Managed Futures Strategy Fund	408,528	—	—	—
JNL Institutional Alt 20 Fund	824,636	20,975	(56,180)	(35,205)
JNL Institutional Alt 35 Fund	1,279,079	25,948	(94,981)	(69,033)
JNL Institutional Alt 50 Fund	1,628,303	26,094	(121,092)	(94,998)
JNL Institutional Alt 65 Fund	1,040,901	11,011	(86,961)	(75,950)
JNL Disciplined Moderate Fund	436,229	—	(27,944)	(27,944)
JNL Disciplined Moderate Growth Fund	480,417	—	(40,324)	(40,324)
JNL Disciplined Growth Fund	175,617	—	(19,891)	(19,891)
JNL/BlackRock Commodity Securities Fund	1,154,635	22,553	(140,935)	(118,382)
JNL/BlackRock Global Allocation Fund	327,797	1,567	(17,375)	(15,808)
JNL/Capital Guardian Global Balanced Fund	401,967	25,316	(40,227)	(14,911)
JNL/Capital Guardian Global Diversified Research Fund	306,037	30,827	(36,608)	(5,781)
JNL/Capital Guardian U.S. Growth Equity Fund	418,804	44,064	(52,061)	(7,997)
JNL/Eagle Core Equity Fund	217,239	11,687	(20,636)	(8,949)
JNL/Eagle SmallCap Equity Fund	781,731	85,914	(115,173)	(29,259)
JNL/Franklin Templeton Founding Strategy Fund	1,173,250	—	(201,900)	(201,900)
JNL/Franklin Templeton Global Growth Fund	617,334	23,200	(136,788)	(113,588)
JNL/Franklin Templeton Income Fund	1,458,873	44,278	(158,289)	(114,011)
JNL/Franklin Templeton International Small Cap Growth Fund	252,764	9,674	(34,286)	(24,612)
JNL/Franklin Templeton Mutual Shares Fund	676,992	26,790	(96,203)	(69,413)
JNL/Franklin Templeton Small Cap Value Fund	388,690	25,553	(65,974)	(40,421)
JNL/Goldman Sachs Core Plus Bond Fund	1,416,192	28,524	(34,284)	(5,760)
JNL/Goldman Sachs Emerging Markets Debt Fund	797,356	17,389	(54,164)	(36,775)
JNL/Goldman Sachs Mid Cap Value Fund	744,903	17,167	(112,486)	(95,319)
JNL/Goldman Sachs U.S. Equity Flex Fund	134,172	1,984	(19,100)	(17,116)
JNL/Invesco Global Real Estate Fund	824,430	—	(119,127)	(119,127)
JNL/Invesco International Growth Fund	653,270	37,217	(76,277)	(39,060)
JNL/Invesco Large Cap Growth Fund	923,623	60,124	(115,527)	(55,403)
JNL/Invesco Small Cap Growth Fund	177,378	12,585	(26,555)	(13,970)
JNL/Ivy Asset Strategy Fund	1,524,314	113,594	(203,952)	(90,358)
JNL/JPMorgan International Value Fund	712,389	15,844	(120,017)	(104,173)
JNL/JPMorgan Mid Cap Growth Fund	411,823	12,946	(61,179)	(48,233)
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,284,817	107,208	(4,001)	103,207
JNL/Lazard Emerging Markets Fund	1,358,070	57,985	(230,689)	(172,704)
JNL/Lazard Mid Cap Equity Fund	207,413	4,788	(26,288)	(21,500)
JNL/M&G Global Basics Fund	297,270	17,307	(42,404)	(25,097)
JNL/M&G Global Leaders Fund	40,970	833	(5,422)	(4,589)
JNL/Mellon Capital Management 10 x 10 Fund	277,383	—	(27,529)	(27,529)
JNL/Mellon Capital Management Index 5 Fund	380,088	13,938	(20,507)	(6,569)
JNL/Mellon Capital Management European 30 Fund	25,588	—	(5,683)	(5,683)
JNL/Mellon Capital Management Pacific Rim 30 Fund	77,013	2,124	(6,217)	(4,093)
JNL/Mellon Capital Management S&P 500 Index Fund	945,698	122,976	(108,704)	14,272

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2011

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	$657,049	$75,634	$(124,867)	$(49,233)
JNL/Mellon Capital Management Small Cap Index Fund	779,734	102,154	(160,410)	(58,256)
JNL/Mellon Capital Management International Index Fund	1,402,506	84,429	(282,140)	(197,711)
JNL/Mellon Capital Management Bond Index Fund	1,515,811	75,112	(3,379)	71,733
JNL/Mellon Capital Management Emerging Markets Index Fund	93,388	254	(12,172)	(11,918)
JNL/Mellon Capital Management Global Alpha Fund	492,177	1,012	(7)	1,005
JNL/Oppenheimer Global Growth Fund	581,522	35,560	(86,264)	(50,704)
JNL/PAM Asia ex-Japan Fund	134,370	1,503	(28,518)	(27,015)
JNL/PAM China-India Fund	369,871	15,322	(76,348)	(61,026)
JNL/PIMCO Real Return Fund	4,293,642	16,211	(70,099)	(53,888)
JNL/PIMCO Total Return Bond Fund	4,843,425	118,942	(88,421)	30,521
JNL/PPM America Floating Rate Income Fund	472,123	231	(22,356)	(22,125)
JNL/PPM America High Yield Bond Fund	1,404,932	30,582	(81,162)	(50,580)
JNL/PPM America Mid Cap Value Fund	140,842	271	(34,363)	(34,092)
JNL/PPM America Small Cap Value Fund	84,056	—	(20,258)	(20,258)
JNL/PPM America Value Equity Fund	118,692	—	(19,830)	(19,830)
JNL/Red Rocks Listed Private Equity Fund	825,984	—	(170,385)	(170,385)
JNL/S&P Managed Conservative Fund	1,191,241	39,507	(34,492)	5,015
JNL/S&P Managed Moderate Fund	1,979,198	74,803	(101,436)	(26,633)
JNL/S&P Managed Moderate Growth Fund	3,352,143	120,215	(273,520)	(153,305)
JNL/S&P Managed Growth Fund	2,398,656	76,139	(254,286)	(178,147)
JNL/S&P Managed Aggressive Growth Fund	850,069	7,301	(102,904)	(95,603)
JNL/S&P Competitive Advantage Fund	402,597	31,560	(36,418)	(4,858)
JNL/S&P Dividend Income & Growth Fund	683,028	48,112	(30,938)	17,174
JNL/S&P Intrinsic Value Fund	540,391	21,897	(38,724)	(16,827)
JNL/S&P Total Yield Fund	359,867	7,709	(55,155)	(47,446)
JNL/S&P 4 Fund	760,018	100,883	(24,303)	76,580
JNL/T.Rowe Price Established Growth Fund	1,548,908	263,319	(168,735)	94,584
JNL/T.Rowe Price Mid-Cap Growth Fund	1,377,984	179,257	(167,495)	11,762
JNL/T.Rowe Price Short-Term Bond Fund	1,301,332	12,362	(8,749)	3,613
JNL/T.Rowe Price Value Fund	1,243,311	61,936	(174,137)	(112,201)
JNL/WMC Balanced Fund	1,745,250	81,374	(112,466)	(31,092)
JNL/WMC Money Market Fund	1,182,029	—	—	—
JNL/WMC Value Fund	1,145,102	75,393	(142,759)	(67,366)

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.	Controls and Procedures.

(a)	The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2011

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 29, 2011

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.